UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Emerging Market Core Dividend Tilt Index ETF
DIEM | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin Emerging Market Core Dividend Tilt Index ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Emerging Market Core Dividend Tilt Index ETF	$11	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$22,330,861
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	582
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Emerging Market Core Dividend Tilt Index ETF	PAGE 1	DIEM-STSR-1125

Franklin International Core Dividend Tilt Index ETF
DIVI | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin International Core Dividend Tilt Index ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin International Core Dividend Tilt Index ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,851,769,221
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	435
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Core Dividend Tilt Index ETF	PAGE 1	DIVI-STSR-1125

Franklin International Dividend Booster Index ETF
XIDV | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin International Dividend Booster Index ETF (previously known as Franklin International Dividend Multiplier Index ETF) for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin International Dividend Booster Index ETF	$11	0.19%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$25,800,514
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	36%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Dividend Booster Index ETF	PAGE 1	XIDV-STSR-1125

Franklin U.S. Core Dividend Tilt Index ETF
UDIV | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Core Dividend Tilt Index ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Core Dividend Tilt Index ETF	$3	0.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$73,284,267
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	291
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Core Dividend Tilt Index ETF	PAGE 1	UDIV-STSR-1125

Franklin U.S. Dividend Booster Index ETF
XUDV | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Dividend Booster Index ETF (previously known as Franklin U.S. Dividend Multiplier Index ETF) for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin U.S. Dividend Booster Index ETF	$5	0.09%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$36,068,164
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	103
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Dividend Booster Index ETF	PAGE 1	XUDV-STSR-1125

Franklin U.S. Large Cap Multifactor Index ETF
FLQL | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Large Cap Multifactor Index ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Large Cap Multifactor Index ETF	$8	0.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,618,766,206
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	214
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Large Cap Multifactor Index ETF	PAGE 1	FLQL-STSR-1125

Franklin U.S. Mid Cap Multifactor Index ETF
FLQM | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Mid Cap Multifactor Index ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Mid Cap Multifactor Index ETF	$16	0.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,740,595,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	204
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Mid Cap Multifactor Index ETF	PAGE 1	FLQM-STSR-1125

Franklin U.S. Small Cap Multifactor Index ETF
FLQS | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Small Cap Multifactor Index ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Small Cap Multifactor Index ETF	$19	0.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$70,356,283
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	487
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Small Cap Multifactor Index ETF	PAGE 1	FLQS-STSR-1125

Franklin Disruptive Commerce ETF
BUYZ | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin Disruptive Commerce ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Disruptive Commerce ETF	$29	0.50%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$8,755,352
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Disruptive Commerce ETF	PAGE 1	BUYZ-STSR-1125

Franklin Dividend Growth ETF
FRIZ | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin Dividend Growth ETF for the period August 28, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Dividend Growth ETF[1]	$5	0.49%
†	Annualized.
1	Amounts are for the period August 28, 2025 through September 30, 2025. Expenses for the full reporting period would have been higher.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$5,057,557
Total Number of Portfolio Holdings	41
Portfolio Turnover Rate	0%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Dividend Growth ETF	PAGE 1	47537-STSR-1125

Franklin Dynamic Municipal Bond ETF
FLMI | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin Dynamic Municipal Bond ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Dynamic Municipal Bond ETF	$15	0.30%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$983,685,412
Total Number of Portfolio Holdings	951
Portfolio Turnover Rate	31%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Dynamic Municipal Bond ETF	PAGE 1	FLMI-STSR-1125

Franklin Exponential Data ETF
XDAT | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin Exponential Data ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Exponential Data ETF	$28	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$4,197,446
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Exponential Data ETF	PAGE 1	XDAT-STSR-1125

Franklin Focused Growth ETF
FFOG | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin Focused Growth ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Focused Growth ETF	$33	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$190,017,991
Total Number of Portfolio Holdings	34
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Focused Growth ETF	PAGE 1	FFOG-STSR-1125

Franklin Genomic Advancements ETF
HELX | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin Genomic Advancements ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Genomic Advancements ETF	$27	0.50%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$17,015,439
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Genomic Advancements ETF	PAGE 1	HELX-STSR-1125

Franklin High Yield Corporate ETF
FLHY | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin High Yield Corporate ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin High Yield Corporate ETF	$21	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$634,704,459
Total Number of Portfolio Holdings	264
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Yield Corporate ETF	PAGE 1	FLHY-STSR-1125

Franklin Income Equity Focus ETF
INCE | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin Income Equity Focus ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Income Equity Focus ETF	$15	0.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$97,787,049
Total Number of Portfolio Holdings	48
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Equity Focus ETF	PAGE 1	INCE-STSR-1125

Franklin Income Focus ETF
INCM | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin Income Focus ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Income Focus ETF	$19	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$859,187,545
Total Number of Portfolio Holdings	268
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Focus ETF	PAGE 1	INCM-STSR-1125

Franklin Intelligent Machines ETF
IQM | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin Intelligent Machines ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Intelligent Machines ETF	$32	0.50%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$47,989,293
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Intelligent Machines ETF	PAGE 1	IQM-STSR-1125

Franklin International Aggregate Bond ETF
FLIA | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin International Aggregate Bond ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin International Aggregate Bond ETF	$13	0.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$674,098,883
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	69
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Aggregate Bond ETF	PAGE 1	FLIA-STSR-1125

Franklin Investment Grade Corporate ETF
FLCO | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin Investment Grade Corporate ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Investment Grade Corporate ETF	$18	0.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$612,029,726
Total Number of Portfolio Holdings	221
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Investment Grade Corporate ETF	PAGE 1	FLCO-STSR-1125

Franklin Multisector Income ETF
MULT | The Nasdaq Stock Market LLC
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin Multisector Income ETF for the period August 28, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Multisector Income ETF[1]	$4	0.39%
†	Annualized.
1	Amounts are for the period August 28, 2025 through September 30, 2025. Expenses for the full reporting period would have been higher.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$15,154,195
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	211
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multisector Income ETF	PAGE 1	46894-STSR-1125

Franklin Municipal Green Bond ETF
FLMB | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin Municipal Green Bond ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Municipal Green Bond ETF	$15	0.30%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$89,899,247
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Municipal Green Bond ETF	PAGE 1	FLMB-STSR-1125

Franklin Senior Loan ETF
FLBL | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin Senior Loan ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Senior Loan ETF	$22	0.44%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,216,265,682
Total Number of Portfolio Holdings	286
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Senior Loan ETF	PAGE 1	FLBL-STSR-1125

Franklin Systematic Style Premia ETF
FLSP | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin Systematic Style Premia ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Systematic Style Premia ETF	$29	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$419,524,733
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	317
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Systematic Style Premia ETF	PAGE 1	FLSP-STSR-1125

Franklin U.S. Core Bond ETF
FLCB | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Core Bond ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Core Bond ETF	$8	0.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,732,069,929
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	435
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Core Bond ETF	PAGE 1	FLCB-STSR-1125

Franklin U.S. Treasury Bond ETF
FLGV | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Treasury Bond ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Treasury Bond ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,073,917,297
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Treasury Bond ETF	PAGE 1	FLGV-STSR-1125

Franklin Ultra Short Bond ETF
FLUD | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin Ultra Short Bond ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Ultra Short Bond ETF	$8	0.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$156,640,722
Total Number of Portfolio Holdings	368
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Ultra Short Bond ETF	PAGE 1	FLUD-STSR-1125

Franklin FTSE Asia Ex Japan ETF
FLAX | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin FTSE Asia Ex Japan ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Asia Ex Japan ETF	$11	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$34,600,134
Total Number of Portfolio Holdings	1572
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Asia Ex Japan ETF	PAGE 1	FLAX-STSR-1125

Franklin FTSE Australia ETF
FLAU | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin FTSE Australia ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Australia ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$79,125,241
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	105
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Australia ETF	PAGE 1	FLAU-STSR-1125

Franklin FTSE Brazil ETF
FLBR | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin FTSE Brazil ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Brazil ETF	$10	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$226,181,657
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	71
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Brazil ETF	PAGE 1	FLBR-STSR-1125

Franklin FTSE Canada ETF
FLCA | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin FTSE Canada ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Canada ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$494,637,614
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	81
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Canada ETF	PAGE 1	FLCA-STSR-1125

Franklin FTSE China ETF
FLCH | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin FTSE China ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE China ETF	$11	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$249,908,078
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	985
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE China ETF	PAGE 1	FLCH-STSR-1125

Franklin FTSE Europe ETF
FLEE | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin FTSE Europe ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Europe ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$118,445,527
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	509
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Europe ETF	PAGE 1	FLEE-STSR-1125

Franklin FTSE Eurozone ETF
FLEU | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin FTSE Eurozone ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Eurozone ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$57,645,500
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	265
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Eurozone ETF	PAGE 1	FLEU-STSR-1125

Franklin FTSE Germany ETF
FLGR | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin FTSE Germany ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Germany ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$51,044,722
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	67
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Germany ETF	PAGE 1	FLGR-STSR-1125

Franklin FTSE India ETF
FLIN | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin FTSE India ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE India ETF	$10	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,416,650,952
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	272
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE India ETF	PAGE 1	FLIN-STSR-1125

Franklin FTSE Japan ETF
FLJP | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin FTSE Japan ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Japan ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,388,334,598
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	491
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Japan ETF	PAGE 1	FLJP-STSR-1125

Franklin FTSE Japan Hedged ETF
FLJH | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin FTSE Japan Hedged ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Japan Hedged ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$98,003,071
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	489
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Japan Hedged ETF	PAGE 1	FLJH-STSR-1125

Franklin FTSE Latin America ETF
FLLA | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin FTSE Latin America ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Latin America ETF	$11	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$39,660,507
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	134
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Latin America ETF	PAGE 1	FLLA-STSR-1125

Franklin FTSE Mexico ETF
FLMX | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin FTSE Mexico ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Mexico ETF	$11	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$69,488,757
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Mexico ETF	PAGE 1	FLMX-STSR-1125

Franklin FTSE Saudi Arabia ETF
FLSA | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin FTSE Saudi Arabia ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Saudi Arabia ETF	$20	0.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$22,463,245
Total Number of Portfolio Holdings	71
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Saudi Arabia ETF	PAGE 1	FLSA-STSR-1125

Franklin FTSE South Korea ETF
FLKR | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin FTSE South Korea ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE South Korea ETF	$6	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$204,093,795
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	153
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE South Korea ETF	PAGE 1	FLKR-STSR-1125

Franklin FTSE Switzerland ETF
FLSW | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin FTSE Switzerland ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Switzerland ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$57,193,916
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	53
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Switzerland ETF	PAGE 1	FLSW-STSR-1125

Franklin FTSE Taiwan ETF
FLTW | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin FTSE Taiwan ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Taiwan ETF	$11	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$599,294,568
Total Number of Portfolio Holdings	128
Portfolio Turnover Rate	41%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Taiwan ETF	PAGE 1	FLTW-STSR-1125

Franklin FTSE United Kingdom ETF
FLGB | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin FTSE United Kingdom ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE United Kingdom ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$847,137,274
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	99
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE United Kingdom ETF	PAGE 1	FLGB-STSR-1125

BrandywineGLOBAL-Dynamic US Large Cap Value ETF
DVAL | The Nasdaq Stock Market LLC	Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about BrandywineGLOBAL-Dynamic US Large Cap Value ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
BrandywineGLOBAL-Dynamic US Large Cap Value ETF	$26	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$119,284,517
Total Number of Portfolio Holdings	109
Portfolio Turnover Rate	50%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL-Dynamic US Large Cap Value ETF	PAGE 1	DVAL-STSR-1125

BrandywineGLOBAL - U.S. Fixed Income ETF
USFI | The Nasdaq Stock Market LLC	Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about BrandywineGLOBAL - U.S. Fixed Income ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
BrandywineGLOBAL - U.S. Fixed Income ETF	$20	0.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$12,386,390
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	32
Portfolio Turnover Rate	74%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - U.S. Fixed Income ETF	PAGE 1	USFI-STSR-1125

ClearBridge Sustainable Infrastructure ETF
INFR | The Nasdaq Stock Market LLC	Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Sustainable Infrastructure ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
ClearBridge Sustainable Infrastructure ETF	$31	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$10,628,966
Total Number of Portfolio Holdings	30
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Sustainable Infrastructure ETF	PAGE 1	INFR-STSR-1125

Western Asset Bond ETF
WABF | The Nasdaq Stock Market LLC	Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Western Asset Bond ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Western Asset Bond ETF	$18	0.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$16,568,256
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	419
Portfolio Turnover Rate	167%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Bond ETF	PAGE 1	WABF-STSR-1125

Franklin Sustainable International Equity ETF
MCSE | The Nasdaq Stock Market LLC
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin Sustainable International Equity ETF (previously known as Martin Currie Sustainable International Equity ETF) for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Sustainable International Equity ETF	$31	0.59%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$31,000,375
Total Number of Portfolio Holdings	26
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Sustainable International Equity ETF	PAGE 1	MCSE-STSR-1125

Franklin U.S. Equity Index ETF
USPX | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Equity Index ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Equity Index ETF	$2	0.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,490,364,049
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	534
Portfolio Turnover Rate	1%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Equity Index ETF	PAGE 1	USPX-STSR-1125

Franklin FTSE Russia ETF
FLRU
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin FTSE Russia ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Russia ETF	$0	0.00%
*	Effective March 1, 2022, Franklin Advisory Services, LLC (the Fund’s investment manager) implemented a waiver of its management fee for the Fund, which will continue in effect while the Fund liquidates.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets*	$4,870
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	0%
*	As of September 30, 2025, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0) and USD cash.
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Net Assets)
*	As of September 30, 2025, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0) and USD cash.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Russia ETF	PAGE 1	FLRU-STSR-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Templeton ETF Trust
Financial Statements and Other Important Information
Semi-Annual | September 30, 2025
Franklin Emerging Market Core Dividend Tilt Index ETF
Franklin International Core Dividend Tilt Index ETF
Franklin International Dividend Booster Index ETF
Franklin U.S. Core Dividend Tilt Index ETF
Franklin U.S. Dividend Booster Index ETF
Franklin U.S. Large Cap Multifactor Index ETF
Franklin U.S. Mid Cap Multifactor Index ETF
Franklin U.S. Small Cap Multifactor Index ETF

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedules of Investments (unaudited)
September 30, 2025
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.9%
Communication Services — 8.7%
Diversified Telecommunication Services — 2.3%
China Tower Corp. Ltd., Class H Shares	31,500	$46,478 (a)
Emirates Integrated Telecommunications Co. PJSC	6,706	16,797
Emirates Telecommunications Group Co. PJSC	25,179	129,151
Hellenic Telecommunications Organization SA	1,239	23,468
LG Uplus Corp.	1,547	16,925
Ooredoo QPSC	8,190	30,749
Saudi Telecom Co.	13,468	158,303
Tata Communications Ltd.	840	15,263
Telekom Malaysia Bhd	2,800	4,711
Telkom Indonesia Persero Tbk PT	336,700	61,824
Total Diversified Telecommunication Services		503,669
Entertainment — 0.8%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A Shares	700	2,132
International Games System Co. Ltd.	1,766	45,602
NetEase Inc.	4,600	140,003 (b)
Total Entertainment		187,737
Interactive Media & Services — 3.8%
Tencent Holdings Ltd.	10,000	852,141 (b)
Media — 0.0%††
Focus Media Information Technology Co. Ltd., Class A Shares	7,700	8,708
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A Shares	1,400	2,066
Total Media		10,774
Wireless Telecommunication Services — 1.8%
Advanced Info Service PCL, NVDR	8,400	75,433
Axiata Group Bhd	18,200	11,590
Bharti Airtel Ltd.	2,576	54,498
Etihad Etisalat Co.	2,772	49,930
Indosat Tbk PT	39,200	4,117
Maxis Bhd	21,000	18,064
Mobile Telecommunications Co. KSCP	17,318	29,189
PLDT Inc.	630	11,907
SK Telecom Co. Ltd.	749	28,987
Taiwan Mobile Co. Ltd.	9,800	35,048
TIM SA	5,600	24,711
Turkcell Iletisim Hizmetleri AS	8,575	20,179
Vodacom Group Ltd.	3,983	30,772
Total Wireless Telecommunication Services		394,425

Total Communication Services		1,948,746
Consumer Discretionary — 9.2%
Automobile Components — 0.4%
Bharat Forge Ltd.	1,022	13,955
Cheng Shin Rubber Industry Co. Ltd.	14,000	17,294
Fuyao Glass Industry Group Co. Ltd., Class A Shares	700	7,210
Fuyao Glass Industry Group Co. Ltd., Class H Shares	2,400	24,153 (a)
Hankook Tire & Technology Co. Ltd.	574	15,689
See Notes to Financial Statements.

1
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobile Components — continued
Huayu Automotive Systems Co. Ltd., Class A Shares	1,400	$4,027
Sailun Group Co. Ltd., Class A Shares	1,400	2,825
Shenzhen Kedali Industry Co. Ltd., Class A Shares	100	2,746
Total Automobile Components		87,899
Automobiles — 1.9%
AIMA Technology Group Co. Ltd., Class A Shares	500	2,436
Bajaj Auto Ltd.	441	43,105
BYD Co. Ltd., Class H Shares	502	7,110
Geely Automobile Holdings Ltd.	2,000	5,025
Hero MotoCorp Ltd.	882	54,362
Hyundai Motor Co.	882	135,155
Kia Corp.	1,778	127,611
Mahindra & Mahindra Ltd.	1,225	47,282
Tofas Turk Otomobil Fabrikasi AS	1,043	6,503
Total Automobiles		428,589
Broadline Retail — 3.4%
Alibaba Group Holding Ltd.	26,813	609,982 (b)
JD.com Inc., Class A Shares	6,300	112,147 (b)
MINISO Group Holding Ltd.	2,800	16,029
momo.com Inc.	701	5,554
Naspers Ltd., Class N Shares	7	2,538
Woolworths Holdings Ltd.	6,209	18,099
Total Broadline Retail		764,349
Distributors — 0.0%††
Wuchan Zhongda Group Co. Ltd., Class A Shares	3,500	2,951
Zhejiang China Commodities City Group Co. Ltd., Class A Shares	3,100	8,068
Total Distributors		11,019
Hotels, Restaurants & Leisure — 0.6%
Eternal Ltd.	14,049	51,504 *
H World Group Ltd.	11,200	44,596 (b)
Haidilao International Holding Ltd.	11,000	18,973 (a)(b)
OPAP SA	1,253	29,254
Total Hotels, Restaurants & Leisure		144,327
Household Durables — 0.9%
Coway Co. Ltd.	273	19,166
Dixon Technologies India Ltd.	140	25,736
Gree Electric Appliances Inc. of Zhuhai, Class A Shares	2,800	15,604
Haier Smart Home Co. Ltd., Class A Shares	3,500	12,439
Haier Smart Home Co. Ltd., Class H Shares	16,800	54,716
Hangzhou Robam Appliances Co. Ltd., Class A Shares	500	1,339
Hisense Home Appliances Group Co. Ltd., Class H Shares	2,000	6,241
Hisense Visual Technology Co. Ltd., Class A Shares	700	2,369
Jason Furniture Hangzhou Co. Ltd., Class A Shares	400	1,693
Midea Group Co. Ltd., Class A Shares	3,500	35,681
Nien Made Enterprise Co. Ltd.	830	11,560
Oppein Home Group Inc., Class A Shares	300	2,243
See Notes to Financial Statements.

2
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
Zhejiang Supor Co. Ltd., Class A Shares	300	$2,010
Total Household Durables		190,797
Specialty Retail — 0.9%
Abu Dhabi National Oil Co. for Distribution PJSC	21,259	21,994
Chow Tai Fook Jewellery Group Ltd.	11,200	22,399
HLA Group Corp. Ltd., Class A Shares	2,800	2,542
Home Product Center PCL, NVDR	28,700	6,598
Jarir Marketing Co.	4,221	15,701
MR DIY Group M Bhd	28,000	10,911 (a)
Mr Price Group Ltd.	1,778	20,993
Pop Mart International Group Ltd.	1,400	48,008 (a)(b)
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A Shares	2,100	1,697
Vibra Energia SA	7,700	35,554
Zhongsheng Group Holdings Ltd.	4,500	8,433
Total Specialty Retail		194,830
Textiles, Apparel & Luxury Goods — 1.1%
ANTA Sports Products Ltd.	4,800	57,684
Bosideng International Holdings Ltd.	28,000	16,698
Eclat Textile Co. Ltd.	1,467	21,106
Feng TAY Enterprise Co. Ltd.	5,000	20,179
Li Ning Co. Ltd.	17,500	39,677
Page Industries Ltd.	42	19,245
Pou Chen Corp.	21,000	19,878
Shenzhou International Group Holdings Ltd.	5,600	44,373
Total Textiles, Apparel & Luxury Goods		238,840

Total Consumer Discretionary		2,060,650
Consumer Staples — 4.0%
Beverages — 1.9%
Ambev SA	32,200	73,100
Anhui Gujing Distillery Co. Ltd., Class A Shares	200	4,506
Anhui Gujing Distillery Co. Ltd., Class B Shares	700	9,717
Anhui Kouzi Distillery Co. Ltd., Class A Shares	300	1,405
Anhui Yingjia Distillery Co. Ltd., Class A Shares	400	2,309
Arca Continental SAB de CV	3,472	36,367
China Resources Beer Holdings Co. Ltd.	11,500	40,558
Chongqing Brewery Co. Ltd., Class A Shares	200	1,504
Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	700	3,860
Jiangsu Yanghe Distillery Co. Ltd., Class A Shares	900	8,579
Kweichow Moutai Co. Ltd., Class A Shares	650	131,688
Luzhou Laojiao Co. Ltd., Class A Shares	800	14,807
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A Shares	700	19,054
Tsingtao Brewery Co. Ltd., Class A Shares	400	3,700
Tsingtao Brewery Co. Ltd., Class H Shares	4,600	31,335
Wuliangye Yibin Co. Ltd., Class A Shares	2,100	35,793
ZJLD Group Inc.	4,200	4,858 (a)
Total Beverages		423,140
See Notes to Financial Statements.

3
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — 0.2%
Berli Jucker PCL, NVDR	6,300	$3,986
CP Axtra PCL, NVDR	9,100	6,318
DaShenLin Pharmaceutical Group Co. Ltd., Class A Shares	700	1,620
Nahdi Medical Co.	350	11,106
Wal-Mart de Mexico SAB de CV	4,991	15,401
Total Consumer Staples Distribution & Retail		38,431
Food Products — 0.8%
Anjoy Foods Group Co. Ltd., Class A Shares	200	1,979
Britannia Industries Ltd.	707	47,705
Charoen Pokphand Foods PCL, NVDR	20,300	13,970
China Feihe Ltd.	28,000	14,395 (a)
China Mengniu Dairy Co. Ltd.	21,000	40,486
COFCO Sugar Holding Co. Ltd., Class A Shares	700	1,566
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A Shares	700	2,894
Heilongjiang Agriculture Co. Ltd., Class A Shares	1,000	2,016
Henan Shuanghui Investment & Development Co. Ltd., Class A Shares	1,400	4,860
Indofood Sukses Makmur Tbk PT	30,800	13,353
Inner Mongolia Yili Industrial Group Co. Ltd., Class A Shares	3,500	13,396
Monde Nissin Corp.	42,000	4,821 (a)
PPB Group Bhd	4,900	11,876
Uni-President China Holdings Ltd.	7,000	7,396
Total Food Products		180,713
Household Products — 0.0%††
Unilever Indonesia Tbk PT	39,200	4,187
Personal Care Products — 0.4%
Colgate-Palmolive India Ltd.	931	23,303
Godrej Consumer Products Ltd.	1,127	14,812
Hengan International Group Co. Ltd.	4,850	15,833
Hindustan Unilever Ltd.	1,785	50,549
Total Personal Care Products		104,497
Tobacco — 0.7%
ITC Ltd.	21,343	96,524
KT&G Corp.	560	53,324
Total Tobacco		149,848

Total Consumer Staples		900,816
Energy — 6.2%
Energy Equipment & Services — 0.2%
Ades Holding Co.	3,017	13,105
ADNOC Drilling Co. PJSC	19,607	30,054
CNOOC Energy Technology & Services Ltd., Class A Shares	4,900	2,640
Offshore Oil Engineering Co. Ltd., Class A Shares	3,500	2,603
Total Energy Equipment & Services		48,402
Oil, Gas & Consumable Fuels — 6.0%
Alamtri Resources Indonesia Tbk PT	86,800	8,802
Bharat Petroleum Corp. Ltd.	13,944	53,341
China Coal Energy Co. Ltd., Class A Shares	2,100	3,347
China Coal Energy Co. Ltd., Class H Shares	14,000	16,716
See Notes to Financial Statements.

4
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
China Merchants Energy Shipping Co. Ltd., Class A Shares	4,100	$5,108
China Petroleum & Chemical Corp., Class A Shares	21,000	15,586
China Petroleum & Chemical Corp., Class H Shares	168,000	87,450
China Shenhua Energy Co. Ltd., Class A Shares	3,500	18,906
China Shenhua Energy Co. Ltd., Class H Shares	22,950	109,730
Coal India Ltd.	15,519	68,158
Ecopetrol SA	33,383	15,259
Gazprom PJSC	44,709	0 *(c)(d)(e)
Golden Energy Mines Tbk PT	4,900	2,632
Guanghui Energy Co. Ltd., Class A Shares	4,200	2,970
Guangzhou Development Group Inc., Class A Shares	2,100	1,942
Hindustan Petroleum Corp. Ltd.	6,559	32,755
Indian Oil Corp. Ltd.	26,159	44,131
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A Shares	1,300	4,117
Inner Mongolia Yitai Coal Co. Ltd., Class B Shares	6,300	12,071
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A Shares	1,400	2,703
LUKOIL PJSC	2,268	0 *(c)(d)(e)
MOL Hungarian Oil & Gas PLC	2,611	21,248
Motor Oil Hellas Corinth Refineries SA	441	13,296
Oil & Natural Gas Corp. Ltd.	29,771	80,305
Oil India Ltd.	4,228	19,705
PetroChina Co. Ltd., Class H Shares	146,000	132,857
Petroleo Brasileiro SA - Petrobras	16,800	106,562
Petronas Dagangan Bhd	2,100	11,447
Petronet LNG Ltd.	5,285	16,595
Pingdingshan Tianan Coal Mining Co. Ltd., Class A Shares	1,400	1,548
PTT Exploration & Production PCL, NVDR	9,800	34,930
PTT PCL, NVDR	58,800	60,333
Qatar Fuel QSC	5,446	22,556
Rosneft Oil Co. PJSC	20,055	0 *(c)(d)(e)
Saudi Arabian Oil Co.	31,374	205,970 (a)
Shaanxi Coal Industry Co. Ltd., Class A Shares	4,900	13,750
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A Shares	2,100	2,171
Shanxi Coking Coal Energy Group Co. Ltd., Class A Shares	3,600	3,510
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A Shares	1,400	2,797
Surgutneftegas PAO	132,846	0 *(c)(d)(e)
Tatneft PJSC	29,792	0 *(c)(d)(e)
Turkiye Petrol Rafinerileri AS	6,706	30,078
United Tractors Tbk PT	9,800	15,745
Yancoal Australia Ltd.	2,100	7,288
Yankuang Energy Group Co. Ltd., Class A Shares	2,950	5,509
Yankuang Energy Group Co. Ltd., Class H Shares	22,000	28,785
Total Oil, Gas & Consumable Fuels		1,342,709

Total Energy		1,391,111
Financials — 25.4%
Banks — 18.4%
Absa Group Ltd.	5,761	60,470
See Notes to Financial Statements.

5
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Abu Dhabi Commercial Bank PJSC	22,862	$90,751
Abu Dhabi Islamic Bank PJSC	10,164	60,270
Alinma Bank	8,911	63,681
AMMB Holdings Bhd	20,300	27,253
Arab National Bank	6,706	44,186
Banco de Chile	292,033	44,339
Banco Santander Brasil SA	2,800	15,458
Banco Santander Chile	420,238	27,831
Bangkok Bank PCL, NVDR	4,200	19,312
Bank Mandiri Persero Tbk PT	269,500	71,155
Bank Negara Indonesia Persero Tbk PT	109,200	26,866
Bank of Baroda	7,147	20,811
Bank of Beijing Co. Ltd., Class A Shares	11,200	8,658
Bank of Changsha Co. Ltd., Class A Shares	2,300	2,849
Bank of Chengdu Co. Ltd., Class A Shares	2,500	6,051
Bank of China Ltd., Class H Shares	378,000	206,966
Bank of Communications Co. Ltd., Class A Shares	11,200	10,560
Bank of Communications Co. Ltd., Class H Shares	49,000	41,125
Bank of Hangzhou Co. Ltd., Class A Shares	4,100	8,784
Bank of India	5,999	8,338
Bank of Jiangsu Co. Ltd., Class A Shares	9,100	12,806
Bank of Nanjing Co. Ltd., Class A Shares	7,000	10,735
Bank of Shanghai Co. Ltd., Class A Shares	8,200	10,308
Bank of Suzhou Co. Ltd., Class A Shares	2,900	3,320
Bank Rakyat Indonesia Persero Tbk PT	471,100	110,248
Banque Saudi Fransi	8,827	42,014
BOC Hong Kong Holdings Ltd.	22,500	105,669
Canara Bank	12,124	16,892
China Construction Bank Corp., Class A Shares	4,900	5,919
China Construction Bank Corp., Class H Shares	280,000	269,189
China Everbright Bank Co. Ltd., Class A Shares	25,900	12,210
China Everbright Bank Co. Ltd., Class H Shares	21,000	8,745
China Merchants Bank Co. Ltd., Class A Shares	9,100	51,594
China Merchants Bank Co. Ltd., Class H Shares	22,000	132,219
China Minsheng Banking Corp. Ltd., Class A Shares	9,900	5,528
China Minsheng Banking Corp. Ltd., Class H Shares	24,500	12,942
China Zheshang Bank Co. Ltd., Class A Shares	10,500	4,390
China Zheshang Bank Co. Ltd., Class H Shares	14,000	4,642
Chongqing Rural Commercial Bank Co. Ltd., Class A Shares	5,100	4,715
Chongqing Rural Commercial Bank Co. Ltd., Class H Shares	14,000	10,814
CIMB Group Holdings Bhd	60,900	106,215
Commercial Bank PSQC	24,402	30,769
Credicorp Ltd.	238	63,375
CTBC Financial Holding Co. Ltd.	119,000	167,501
Dubai Islamic Bank PJSC	20,762	54,152
Emirates NBD Bank PJSC	16,205	107,210
First Abu Dhabi Bank PJSC	28,588	121,731
See Notes to Financial Statements.

6
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Grupo Cibest SA	1,820	$28,118
Grupo Financiero Banorte SAB de CV, Class O Shares	18,137	182,513
Hana Financial Group Inc.	1,092	67,868
Hua Nan Financial Holdings Co. Ltd.	49,430	48,006
Huaxia Bank Co. Ltd., Class A Shares	9,100	8,401
Indian Bank	1,785	15,092
Industrial & Commercial Bank of China Ltd., Class A Shares	5,200	5,326
Industrial & Commercial Bank of China Ltd., Class H Shares	42,000	30,986
Industrial Bank Co. Ltd., Class A Shares	11,900	33,142
Industrial Bank of Korea	1,799	24,952
Itausa SA	8,400	18,249
Kasikornbank PCL, NVDR	7,700	39,801
Komercni Banka AS	511	25,642
Krung Thai Bank PCL, NVDR	23,800	18,214
Malayan Banking Bhd	53,900	126,922
National Bank of Greece SA	2,807	40,783
Nedbank Group Ltd.	3,388	41,927
Ping An Bank Co. Ltd., Class A Shares	10,500	16,706
Piraeus Financial Holdings SA	1,505	12,757
Postal Savings Bank of China Co. Ltd., Class A Shares	31,500	25,413
Postal Savings Bank of China Co. Ltd., Class H Shares	35,000	24,562 (a)
Public Bank Bhd	108,500	111,632
Punjab National Bank	15,939	20,255
Qatar International Islamic Bank QSC	8,491	25,303
RHB Bank Bhd	28,000	43,911
Riyad Bank	10,381	75,293
Saudi Awwal Bank	7,035	60,179
Saudi Investment Bank	4,389	16,689
Saudi National Bank	18,669	195,043
Shanghai Rural Commercial Bank Co. Ltd., Class A Shares	5,600	6,427
Standard Bank Group Ltd.	9,331	127,851
State Bank of India	3,542	34,804
TMBThanachart Bank PCL, NVDR	291,200	17,074
TS Financial Holding Co. Ltd.	161,000	95,085
Union Bank of India Ltd.	10,437	16,282
Woori Financial Group Inc.	4,452	82,342
Total Banks		4,115,116
Capital Markets — 0.4%
China Merchants Securities Co. Ltd., Class A Shares	1,100	2,641
China Merchants Securities Co. Ltd., Class H Shares	1,400	3,116 (a)
HDFC Asset Management Co. Ltd.	574	35,766 (a)
Moscow Exchange MICEX-RTS PJSC	21,224	0 *(c)(d)(e)
NH Investment & Securities Co. Ltd.	1,008	13,952
Samsung Securities Co. Ltd.	427	21,821
SooChow Securities Co. Ltd., Class A Shares	2,800	3,850
Total Capital Markets		81,146
See Notes to Financial Statements.

7
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — 0.3%
Krungthai Card PCL, NVDR	5,600	$5,184
Samsung Card Co. Ltd.	147	5,480
Shriram Finance Ltd.	8,764	60,813
Total Consumer Finance		71,477
Financial Services — 1.9%
Chailease Holding Co. Ltd.	12,184	44,574
Far East Horizon Ltd.	10,000	8,830
FirstRand Ltd.	38,647	173,965
Jiangsu Financial Leasing Co. Ltd., Class A Shares	3,900	3,102
Jio Financial Services Ltd.	5,831	19,255
Power Finance Corp. Ltd.	9,072	41,917
REC Ltd.	7,763	32,599
Yuanta Financial Holding Co. Ltd.	84,000	96,050
Total Financial Services		420,292
Insurance — 4.4%
BB Seguridade Participacoes SA	4,900	30,602
Caixa Seguridade Participacoes S/A	3,800	10,782
Cathay Financial Holding Co. Ltd.	63,000	135,599
China Life Insurance Co. Ltd., Class H Shares	39,000	110,778
DB Insurance Co. Ltd.	294	29,022
Fubon Financial Holding Co. Ltd.	60,475	175,207
KGI Financial Holding Co. Ltd.	112,000	54,938
New China Life Insurance Co. Ltd., Class A Shares	1,000	8,581
New China Life Insurance Co. Ltd., Class H Shares	7,000	41,530
Old Mutual Ltd.	32,305	24,998
PICC Property & Casualty Co. Ltd., Class H Shares	22,000	49,653
Ping An Insurance Group Co. of China Ltd., Class A Shares	3,500	27,062
Ping An Insurance Group Co. of China Ltd., Class H Shares	28,000	190,916
Samsung Fire & Marine Insurance Co. Ltd.	35	11,263
Sanlam Ltd.	13,727	66,509
Thai Life Insurance PCL, NVDR	19,600	6,411
Total Insurance		973,851

Total Financials		5,661,882
Health Care — 0.8%
Health Care Equipment & Supplies — 0.1%
Autobio Diagnostics Co. Ltd., Class A Shares	300	1,650
Shandong Weigao Group Medical Polymer Co. Ltd., Class H Shares	19,600	14,636
Total Health Care Equipment & Supplies		16,286
Health Care Providers & Services — 0.1%
Jointown Pharmaceutical Group Co. Ltd., Class A Shares	3,300	2,246
Sinopharm Group Co. Ltd., Class H Shares	9,600	22,629
Total Health Care Providers & Services		24,875
Pharmaceuticals — 0.6%
Aspen Pharmacare Holdings Ltd.	2,821	15,841
Changchun High-Tech Industry Group Co. Ltd., Class A Shares	200	3,648
China Medical System Holdings Ltd.	7,000	12,587
China Resources Pharmaceutical Group Ltd.	14,000	8,655 (a)
See Notes to Financial Statements.

8
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A Shares	880	$3,468
CSPC Pharmaceutical Group Ltd.	34,000	40,947
Dong-E-E-Jiao Co. Ltd., Class A Shares	500	3,325
Humanwell Healthcare Group Co. Ltd., Class A Shares	800	2,366
Livzon Pharmaceutical Group Inc., Class A Shares	300	1,618
Livzon Pharmaceutical Group Inc., Class H Shares	700	3,115
Richter Gedeon Nyrt	952	29,031
Tasly Pharmaceutical Group Co. Ltd., Class A Shares	800	1,773
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd.	1,400	4,088
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A Shares	300	1,825
Total Pharmaceuticals		132,287

Total Health Care		173,448
Industrials — 5.6%
Aerospace & Defense — 0.0%††
Mazagon Dock Shipbuilders Ltd.	147	4,572
Air Freight & Logistics — 0.3%
Eastern Air Logistics Co. Ltd., Class A Shares	1,200	2,652
SAL Saudi Logistics Services	168	8,108
Sinotrans Ltd., Class A Shares	2,100	1,883
Sinotrans Ltd., Class H Shares	14,000	8,763
ZTO Express Cayman Inc.	2,800	53,082 (b)
Total Air Freight & Logistics		74,488
Building Products — 0.1%
Beijing New Building Materials PLC, Class A Shares	1,000	3,320
Xinyi Glass Holdings Ltd.	14,000	16,230
Zhejiang Weixing New Building Materials Co. Ltd., Class A Shares	1,300	1,818
Total Building Products		21,368
Commercial Services & Supplies — 0.1%
China Everbright Environment Group Ltd.	21,000	11,984
Indian Railway Catering & Tourism Corp. Ltd.	700	5,522
Shanghai M&G Stationery Inc., Class A Shares	600	2,309
Total Commercial Services & Supplies		19,815
Construction & Engineering — 0.1%
Enka Insaat ve Sanayi AS	6,741	11,413
Larsen & Toubro Ltd.	154	6,347
Sichuan Road and Bridge Group Co. Ltd., Class A Shares	4,200	4,767
Sinoma International Engineering Co., Class A Shares	1,400	1,754
Total Construction & Engineering		24,281
Electrical Equipment — 0.4%
ABB India Ltd.	315	18,389
Dongfang Electric Corp. Ltd., Class A Shares	900	2,436
Dongfang Electric Corp. Ltd., Class H Shares	1,400	2,989
Goneo Group Co. Ltd., Class A Shares	606	3,797
Ming Yang Smart Energy Group Ltd., Class A Shares	1,400	3,174
NARI Technology Co. Ltd., Class A Shares	4,200	13,530
Ningbo Deye Technology Co. Ltd., Class A Shares	400	4,546
Ningbo Sanxing Medical Electric Co. Ltd., Class A Shares	700	2,410
See Notes to Financial Statements.

9
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
Polycab India Ltd.	126	$10,339
Tatung Co. Ltd.	14,000	17,800
Voltronic Power Technology Corp.	440	13,383
Total Electrical Equipment		92,793
Ground Transportation — 0.5%
Container Corp. of India Ltd.	2,370	14,035
Daqin Railway Co. Ltd., Class A Shares	11,700	9,669
GMexico Transportes SAB de CV	3,451	6,718 (a)
Localiza Rent a Car SA	6,300	46,668
Rumo SA	8,400	25,190
Total Ground Transportation		102,280
Industrial Conglomerates — 1.5%
Aboitiz Equity Ventures Inc.	15,400	7,885
Astra International Tbk PT	130,900	45,361
Bidvest Group Ltd.	2,478	30,424
CITIC Ltd.	35,000	51,373
Far Eastern New Century Corp.	21,000	19,155
GS Holdings Corp.	532	17,423
Industries Qatar QSC	21,427	73,561
KOC Holding AS	5,845	24,305
LG Corp.	728	37,359
Quinenco SA	1,911	8,447
Sime Darby Bhd	21,700	11,756
Total Industrial Conglomerates		327,049
Machinery — 0.9%
Ashok Leyland Ltd.	19,082	30,662
Cummins India Ltd.	917	40,552
Haitian International Holdings Ltd.	7,000	19,289
Sinotruk Hong Kong Ltd.	3,500	10,329
Weichai Power Co. Ltd., Class A Shares	3,500	6,885
Weichai Power Co. Ltd., Class H Shares	14,000	25,102
Yangzijiang Shipbuilding Holdings Ltd.	17,500	45,745
Yutong Bus Co. Ltd., Class A Shares	1,200	4,581
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A Shares	4,200	4,720
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H Shares	9,800	9,182
Total Machinery		197,047
Marine Transportation — 0.8%
Cia Sud Americana de Vapores SA	94,486	4,943
COSCO Shipping Holdings Co. Ltd., Class A Shares	6,300	12,675
COSCO Shipping Holdings Co. Ltd., Class H Shares	17,500	27,238
Evergreen Marine Corp. Taiwan Ltd.	7,000	41,112
MISC Bhd	15,400	26,713
Orient Overseas International Ltd.	1,050	17,045
Wan Hai Lines Ltd.	10,000	24,378
Yang Ming Marine Transport Corp.	14,000	24,345
Total Marine Transportation		178,449
See Notes to Financial Statements.

10
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Passenger Airlines — 0.1%
Eva Airways Corp.	21,000	$26,252
Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.	1,400	12,524 (a)
Posco International Corp.	322	11,119
Shanxi Coal International Energy Group Co. Ltd., Class A Shares	1,400	1,923
Xiamen C & D Inc., Class A Shares	2,100	3,023
Total Trading Companies & Distributors		28,589
Transportation Infrastructure — 0.7%
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A Shares	4,200	5,740
China Merchants Port Holdings Co. Ltd.	7,330	13,727
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	2,632	62,151
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	1,176	37,938
Qingdao Port International Co. Ltd., Class A Shares	1,400	1,646
Qingdao Port International Co. Ltd., Class H Shares	7,000	6,487 (a)
Salik Co. PJSC	14,007	22,919
Shandong Hi-speed Co. Ltd., Class A Shares	1,400	1,691
Westports Holdings Bhd	7,000	8,915
Total Transportation Infrastructure		161,214

Total Industrials		1,258,197
Information Technology — 26.7%
Communications Equipment — 0.1%
BYD Electronic International Co. Ltd.	5,000	26,567
Electronic Equipment, Instruments & Components — 2.9%
AUO Corp.	42,200	18,900
Avary Holding Shenzhen Co. Ltd., Class A Shares	1,300	10,227
Elite Material Co. Ltd.	217	8,722
Foxconn Industrial Internet Co. Ltd., Class A Shares	5,600	51,864
Hengdian Group DMEGC Magnetics Co. Ltd., Class A Shares	900	2,587
Hon Hai Precision Industry Co. Ltd.	28,900	204,817
Innolux Corp.	56,000	26,458
Kingboard Holdings Ltd.	3,500	12,434
Largan Precision Co. Ltd.	647	49,887
Lotes Co. Ltd.	679	34,420
Shengyi Technology Co. Ltd., Class A Shares	1,400	10,611
Shennan Circuits Co. Ltd., Class A Shares	300	9,119
SUPCON Technology Co. Ltd., Class A Shares	375	2,898
Synnex Technology International Corp.	9,800	20,322
Tripod Technology Corp.	4,000	39,438
WPG Holdings Ltd.	14,000	30,363
WT Microelectronics Co. Ltd.	5,000	23,049
WUS Printed Circuit Kunshan Co. Ltd., Class A Shares	1,100	11,339
Xiamen Faratronic Co. Ltd., Class A Shares	100	1,773
Yageo Corp.	14,000	78,089
Zhejiang Dahua Technology Co. Ltd., Class A Shares	1,400	3,958
Total Electronic Equipment, Instruments & Components		651,275
IT Services — 3.3%
HCL Technologies Ltd.	7,847	122,413
See Notes to Financial Statements.

11
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
Infosys Ltd.	16,569	$269,056
LTIMindtree Ltd.	371	21,550 (a)
Mphasis Ltd.	777	23,232
Persistent Systems Ltd.	7	380
Tata Consultancy Services Ltd.	5,026	163,502
Tata Technologies Ltd.	1,106	8,340
Tech Mahindra Ltd.	4,571	72,090
Wipro Ltd.	22,141	59,691
Total IT Services		740,254
Semiconductors & Semiconductor Equipment — 13.9%
ASE Technology Holding Co. Ltd.	21,000	113,000
eMemory Technology Inc.	114	7,537
Flat Glass Group Co. Ltd., Class A Shares	1,000	2,420
Flat Glass Group Co. Ltd., Class H Shares	2,000	2,920
Globalwafers Co. Ltd.	2,030	31,071
Hangzhou First Applied Material Co. Ltd., Class A Shares	700	1,542
MediaTek Inc.	5,830	251,541
Novatek Microelectronics Corp.	4,070	56,954
Phison Electronics Corp.	1,000	23,164
Powertech Technology Inc.	4,900	23,473
Realtek Semiconductor Corp.	3,500	63,160
SK Hynix Inc.	602	149,100
Taiwan Semiconductor Manufacturing Co. Ltd.	51,906	2,222,499
United Microelectronics Corp.	84,000	125,540
Vanguard International Semiconductor Corp.	6,977	23,350
Xinyi Solar Holdings Ltd.	28,000	12,380
Total Semiconductors & Semiconductor Equipment		3,109,651
Software — 0.2%
Oracle Financial Services Software Ltd.	161	15,237
Shanghai Baosight Software Co. Ltd., Class A Shares	700	2,281
Shanghai Baosight Software Co. Ltd., Class B Shares	4,900	5,517
Tata Elxsi Ltd.	245	14,423
Total Software		37,458
Technology Hardware, Storage & Peripherals — 6.3%
Acer Inc.	21,000	21,325
Asustek Computer Inc.	5,000	110,079
Catcher Technology Co. Ltd.	4,770	28,562
Chicony Electronics Co. Ltd.	4,660	21,100
Compal Electronics Inc.	28,000	29,766
Gigabyte Technology Co. Ltd.	4,000	39,241
Inventec Corp.	21,000	31,523
Lenovo Group Ltd.	46,500	69,029
Lite-On Technology Corp.	15,100	85,463
Micro-Star International Co. Ltd.	4,600	17,508
Pegatron Corp.	14,000	32,522
Quanta Computer Inc.	19,000	180,786
Samsung Electronics Co. Ltd.	6,636	396,822
See Notes to Financial Statements.

12
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
Shenzhen Transsion Holdings Co. Ltd., Class A Shares	574	$7,586
Wistron Corp.	21,000	96,808
Wiwynn Corp.	720	78,312
Xiaomi Corp., Class B Shares	21,000	145,751 *(b)
Total Technology Hardware, Storage & Peripherals		1,392,183

Total Information Technology		5,957,388
Materials — 4.0%
Chemicals — 1.1%
Hubei Xingfa Chemicals Group Co. Ltd., Class A Shares	700	2,767
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A Shares	5,300	3,889
LB Group Co. Ltd., Class A Shares	1,400	3,823
Meihua Holdings Group Co. Ltd., Class A Shares	1,400	2,084
PhosAgro PJSC, GDR	21	0 *(c)(d)(e)
PhosAgro PJSC, Russian Stock Exchange	1,073	0 *(c)(d)(e)
PhosAgro PJSC, Thailand Stock Exchange	1	0 *(c)(d)(e)
SABIC Agri-Nutrients Co.	1,743	55,401
Sahara International Petrochemical Co.	2,863	15,574
Saudi Aramco Base Oil Co.	336	7,987
Saudi Basic Industries Corp.	6,573	107,879
Saudi Industrial Investment Group	2,583	13,197
Yanbu National Petrochemical Co.	1,792	16,696
Yunnan Yuntianhua Co. Ltd., Class A Shares	700	2,632
Zhejiang Longsheng Group Co. Ltd., Class A Shares	2,200	3,077
Total Chemicals		235,006
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., Class A Shares	700	2,281
Anhui Conch Cement Co. Ltd., Class H Shares	2,000	6,041
Asia Cement Corp.	21,000	26,286
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A Shares	1,400	2,420
TCC Group Holdings Co. Ltd.	49,000	38,585
Total Construction Materials		75,613
Containers & Packaging — 0.1%
Klabin SA	7,000	23,712
Metals & Mining — 2.5%
Alrosa PJSC	54,971	0 *(c)(d)(e)
Aneka Tambang Tbk	50,400	9,557
Baoshan Iron & Steel Co. Ltd., Class A Shares	12,300	12,201
China Hongqiao Group Ltd.	21,000	71,310
CSN Mineracao SA	4,200	4,361
GMK Norilskiy Nickel PAO	69,300	0 *(c)(d)(e)
Gold Fields Ltd.	294	12,425
Grupo Mexico SAB de CV, Series B Shares	1,981	17,259
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A Shares	700	1,965
Huaibei Mining Holdings Co. Ltd., Class A Shares	700	1,211
Inner Mongolia ERDOS Resources Co. Ltd., Class B Shares	3,500	3,311
Jinduicheng Molybdenum Co. Ltd., Class A Shares	1,800	3,902
Kumba Iron Ore Ltd.	399	7,513
See Notes to Financial Statements.

13
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Nanjing Iron & Steel Co. Ltd., Class A Shares	4,000	$2,946
NMDC Ltd.	21,637	18,606
Novolipetsk Steel PJSC	35,119	0 *(c)(d)(e)
Polyus PJSC	7,560	0 *(c)(d)(e)
Severstal PAO	6,090	0 *(c)(d)(e)
Shandong Nanshan Aluminum Co. Ltd., Class A Shares	5,600	3,111
Tata Steel Ltd.	54,096	102,826
Tianshan Aluminum Group Co. Ltd., Class A Shares	2,800	4,553
Trimegah Bangun Persada Tbk PT	56,000	3,999
United Co. RUSAL International PJSC	24,749	0 *(c)(d)(e)
Vale SA	18,900	204,347
Vedanta Ltd.	11,704	61,401
Western Mining Co. Ltd., Class A Shares	700	2,161
Total Metals & Mining		548,965

Total Materials		883,296
Real Estate — 2.0%
Diversified REITs — 0.1%
Fibra Uno Administracion SA de CV	17,787	26,187
KLCCP Stapled Group	4,200	8,592
Total Diversified REITs		34,779
Real Estate Management & Development — 1.9%
C&D International Investment Group Ltd.	7,000	16,096
Central Pattana PCL, NVDR	8,400	14,516
China Overseas Land & Investment Ltd.	24,500	45,219
China Resources Land Ltd.	21,000	81,998
China Resources Mixc Lifestyle Services Ltd.	4,200	22,316 (a)
Emaar Development PJSC	6,181	22,634
Emaar Properties PJSC	42,476	150,915
KE Holdings Inc., Class A Shares	2,100	14,211 (b)
Longfor Group Holdings Ltd.	13,880	21,194 (a)(b)
Prestige Estates Projects Ltd.	483	8,215
Ruentex Development Co. Ltd.	14,000	13,597
Youngor Fashion Co. Ltd., Class A Shares	1,400	1,455
Yuexiu Property Co. Ltd.	7,000	4,687
Total Real Estate Management & Development		417,053

Total Real Estate		451,832
Utilities — 4.3%
Electric Utilities — 1.7%
Centrais Eletricas Brasileiras SA	7,000	69,033
CEZ AS	343	21,321
Cia Energetica de Minas Gerais	2,750	7,477
Cia Paranaense de Energia - Copel	5,600	12,703
CPFL Energia SA	1,400	10,358
Enel Americas SA	133,000	13,417
Energisa S/A	2,100	20,055
Inter RAO UES PJSC	811,741	0 *(c)(d)(e)
Interconexion Electrica SA ESP	2,989	17,830
See Notes to Financial Statements.

14
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electric Utilities — continued
Manila Electric Co.	1,960	$17,849
Power Grid Corp. of India Ltd.	31,262	98,674
Saudi Electricity Co.	5,607	22,711
Tenaga Nasional Bhd	16,100	50,574
Torrent Power Ltd.	945	12,973
Total Electric Utilities		374,975
Gas Utilities — 0.9%
Beijing Enterprises Holdings Ltd.	3,500	14,962
China Gas Holdings Ltd.	18,200	17,825
China Resources Gas Group Ltd.	5,600	14,280
ENN Energy Holdings Ltd.	4,900	40,527
ENN Natural Gas Co. Ltd., Class A Shares	1,400	3,532
GAIL India Ltd.	20,349	40,403
Grupo Energia Bogota SA ESP	22,092	16,529
Indraprastha Gas Ltd.	4,851	11,394
Kunlun Energy Co. Ltd.	28,000	25,047
Petronas Gas Bhd	1,400	6,154
Total Gas Utilities		190,653
Independent Power and Renewable Electricity Producers — 1.3%
Aboitiz Power Corp.	9,100	6,458
China Longyuan Power Group Corp. Ltd., Class H Shares	21,000	22,430
China Power International Development Ltd.	28,000	11,624
China Resources Power Holdings Co. Ltd.	14,000	32,101
China Yangtze Power Co. Ltd., Class A Shares	2,800	10,705
Engie Brasil Energia SA	2,100	16,049
GD Power Development Co. Ltd., Class A Shares	9,500	6,638
Huadian Power International Corp. Ltd., Class A Shares	4,200	2,999
Huadian Power International Corp. Ltd., Class H Shares	14,000	7,540
Huaneng Power International Inc., Class A Shares	6,300	6,240
Huaneng Power International Inc., Class H Shares	28,000	19,505
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A Shares	2,100	1,205
NHPC Ltd.	22,694	22,063
NTPC Ltd.	33,705	129,238
Shenergy Co. Ltd., Class A Shares	2,800	3,072
Zhejiang Zheneng Electric Power Co. Ltd., Class A Shares	4,200	2,917
Total Independent Power and Renewable Electricity Producers		300,784
Multi-Utilities — 0.3%
Dubai Electricity & Water Authority PJSC	62,993	46,477
Qatar Electricity & Water Co. QSC	4,193	18,299
Total Multi-Utilities		64,776
Water Utilities — 0.1%
Beijing Enterprises Water Group Ltd.	28,000	8,601
Guangdong Investment Ltd.	21,000	19,083
Total Water Utilities		27,684

Total Utilities		958,872
Total Common Stocks (Cost — $19,037,718)		21,646,238
See Notes to Financial Statements.

15
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Preferred Stocks — 2.8%
Consumer Discretionary — 0.2%
Automobiles — 0.2%
Hyundai Motor Co.	1.533%	133	$15,461 (f)
Hyundai Motor Co., Series 2	1.502%	203	24,090 (f)

Total Consumer Discretionary			39,551
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
Petroleo Brasileiro SA - Petrobras	0.365%	21,000	124,055 (f)
Surgutneftegas PAO	—	162,582	0 *(c)(d)(e)(f)

Total Energy			124,055
Financials — 1.6%
Banks — 1.6%
Grupo Cibest SA	1.222%	3,073	40,068 (f)
Itau Unibanco Holding SA	0.038%	28,000	205,417 (f)
Itausa SA	0.174%	44,800	96,489 (f)
Total Banks			341,974
Financial Services — 0.0%††
Grupo de Inversiones Suramericana SA	1.056%	770	6,980 (f)

Total Financials			348,954
Information Technology — 0.2%
Technology Hardware, Storage & Peripherals — 0.2%
Samsung Electronics Co. Ltd.	0.553%	1,106	52,342 (f)

Utilities — 0.3%
Electric Utilities — 0.3%
Centrais Eletricas Brasileiras SA, Class B Shares	3.486%	1,400	14,582 (f)
Cia Energetica de Minas Gerais	0.806%	13,300	27,846 (f)
Cia Paranaense de Energia - Copel, Class B Shares	3.403%	7,000	16,930 (f)

Total Utilities			59,358
Total Preferred Stocks (Cost — $619,464)			624,260
Total Investments before Short-Term Investments (Cost — $19,657,182)			22,270,498

Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $2)	4.032%	2	2 (g)(h)(i)
Total Investments — 99.7% (Cost — $19,657,184)			22,270,500
Other Assets in Excess of Liabilities — 0.3%			60,361
Total Net Assets — 100.0%			$22,330,861

See Notes to Financial Statements.

16
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Variable interest entity (VIE). See Note 8 regarding investments made through a VIE structure. At September 30, 2025, the value of these securities was $22,330,861, representing 9.23% of net assets.
(c)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(d)	Security is valued using significant unobservable inputs (Note 1).
(e)	Value is less than $1.
(f)	Rate shown represents yield-to-maturity.
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $2 and the cost was $2 (Note 6).

(i)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
GDR	—	Global Depositary Receipts
JSC	—	Joint Stock Company
NVDR	—	Non-Voting Depositary Receipt
PJSC	—	Private Joint Stock Company
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI Emerging Markets Index	1	12/25	$67,747	$67,985	$238
See Notes to Financial Statements.

17
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.9%
Communication Services — 5.4%
Diversified Telecommunication Services — 2.4%
BT Group PLC	145,027	$373,206
Deutsche Telekom AG, Registered Shares	219,772	7,491,312
Elisa oyj	41,576	2,181,721
HKT Trust & HKT Ltd.	989,964	1,465,784
Infrastrutture Wireless Italiane SpA	92,066	1,082,857 (a)
Koninklijke KPN NV	1,111,730	5,338,776
Orange SA	547,945	8,891,365
Singapore Telecommunications Ltd.	303,600	972,594
Swisscom AG, Registered Shares	1,976	1,434,223
Telefonica SA	1,320,616	6,824,480
Telenor ASA	178,687	2,962,059
Telia Co. AB	665,256	2,538,627
Telstra Group Ltd.	1,144,400	3,655,733
TPG Telecom Ltd.	129,187	429,806
Total Diversified Telecommunication Services		45,642,543
Entertainment — 0.7%
Capcom Co. Ltd.	40,104	1,092,449
Nintendo Co. Ltd.	93,000	8,063,548
Square Enix Holdings Co. Ltd.	63,700	1,372,471
Toho Co. Ltd.	3,100	199,411
Universal Music Group NV	81,671	2,356,861
Total Entertainment		13,084,740
Interactive Media & Services — 0.2%
LY Corp.	148,100	477,438
REA Group Ltd.	13,856	2,121,838
SEEK Ltd.	69,791	1,318,701
Total Interactive Media & Services		3,917,977
Media — 0.3%
Dentsu Group Inc.	49,100	1,076,520
Publicis Groupe SA	25,241	2,422,479
WPP PLC	305,898	1,514,656
Total Media		5,013,655
Wireless Telecommunication Services — 1.8%
KDDI Corp.	71,800	1,147,604
SoftBank Corp.	8,068,100	11,893,052
SoftBank Group Corp.	82,700	10,463,145
Tele2 AB, Class B Shares	161,857	2,762,984
Vodafone Group PLC	5,765,073	6,687,076
Total Wireless Telecommunication Services		32,953,861

Total Communication Services		100,612,776
Consumer Discretionary — 8.0%
Automobile Components — 0.8%
Bridgestone Corp.	148,100	6,867,243
Denso Corp.	98,600	1,425,739
Niterra Co. Ltd.	56,900	2,201,487
See Notes to Financial Statements.

18
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobile Components — continued
Sumitomo Electric Industries Ltd.	164,100	$4,686,826
Total Automobile Components		15,181,295
Automobiles — 2.6%
Bayerische Motoren Werke AG	30,191	3,030,934
Ferrari NV	491	237,462
Honda Motor Co. Ltd.	346,100	3,587,901
Isuzu Motors Ltd.	49,100	621,542
Mercedes-Benz Group AG	206,902	12,999,081
Stellantis NV	469,630	4,339,474
Subaru Corp.	49,100	1,007,367
Toyota Motor Corp.	1,088,600	21,003,932
Yamaha Motor Co. Ltd.	247,100	1,857,203
Total Automobiles		48,684,896
Broadline Retail — 0.5%
Prosus NV	19,796	1,394,222
Wesfarmers Ltd.	139,582	8,512,581
Total Broadline Retail		9,906,803
Hotels, Restaurants & Leisure — 0.7%
Entain PLC	137,602	1,618,686
Evolution AB	53,951	4,436,498 (a)
Galaxy Entertainment Group Ltd.	280,600	1,546,466
Genting Singapore Ltd.	1,583,600	902,844
Lottery Corp. Ltd.	640,011	2,494,103
Sands China Ltd.	281,600	785,399
Zensho Holdings Co. Ltd.	18,700	1,224,677
Total Hotels, Restaurants & Leisure		13,008,673
Household Durables — 1.2%
Barratt Redrow PLC	327,183	1,717,393
Panasonic Holdings Corp.	112,600	1,227,518
Persimmon PLC	86,621	1,351,551
Sekisui House Ltd.	177,400	4,044,458
Sony Group Corp.	408,300	11,774,721
Taylor Wimpey PLC	1,000,359	1,387,809
Total Household Durables		21,503,450
Specialty Retail — 0.7%
Fast Retailing Co. Ltd.	13,060	3,982,953
H & M Hennes & Mauritz AB, Class B Shares	134,632	2,508,666
Industria de Diseno Textil SA	45,041	2,485,801
Kingfisher PLC	404,894	1,682,689
ZOZO Inc.	128,910	1,187,105
Total Specialty Retail		11,847,214
Textiles, Apparel & Luxury Goods — 1.5%
adidas AG	986	207,844
Asics Corp.	75,900	1,989,943
Cie Financiere Richemont SA, Registered Shares	35,636	6,789,942
Kering SA	5,936	1,970,729
LPP SA	305	1,486,390
See Notes to Financial Statements.

19
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Textiles, Apparel & Luxury Goods — continued
LVMH Moet Hennessy Louis Vuitton SE	24,251	$14,831,606
Moncler SpA	6,926	405,845
Total Textiles, Apparel & Luxury Goods		27,682,299

Total Consumer Discretionary		147,814,630
Consumer Staples — 7.4%
Beverages — 1.1%
Anheuser-Busch InBev SA	15,836	945,251
Budweiser Brewing Co. APAC Ltd.	494,600	526,359 (a)
Carlsberg AS, Class B Shares	8,411	978,159
Diageo PLC	289,563	6,921,329
Heineken NV	4,946	386,003
Kirin Holdings Co. Ltd.	197,600	2,900,078
Pernod Ricard SA	58,406	5,733,103
Suntory Beverage & Food Ltd.	30,800	964,553
Total Beverages		19,354,835
Consumer Staples Distribution & Retail — 0.7%
Coles Group Ltd.	284,613	4,393,128
Colruyt Group NV	5,936	233,795
J Sainsbury PLC	28,706	129,076
Kesko oyj, Class A Shares	25,866	554,968
Kesko oyj, Class B Shares	77,711	1,652,718
Kobe Bussan Co. Ltd.	21,500	591,638
Seven & i Holdings Co. Ltd.	126,100	1,700,004
Tesco PLC	345,498	2,072,139
Woolworths Group Ltd.	88,601	1,567,832
Total Consumer Staples Distribution & Retail		12,895,298
Food Products — 1.9%
Danone SA	56,921	4,959,981
Nestle SA, Registered Shares	250,458	23,001,277
Orkla ASA	191,557	2,000,465
Salmar ASA	19,796	1,057,475
WH Group Ltd.	2,225,500	2,411,311 (a)
Wilmar International Ltd.	544,100	1,202,827
Yakult Honsha Co. Ltd.	9,900	161,654
Total Food Products		34,794,990
Household Products — 0.3%
Essity AB, Class B Shares	19,734	515,743
Reckitt Benckiser Group PLC	71,276	5,486,726
Total Household Products		6,002,469
Personal Care Products — 1.3%
Kao Corp.	49,100	2,144,727
L’Oreal SA	15,341	6,642,460
Unilever PLC	248,478	14,718,596
Total Personal Care Products		23,505,783
Tobacco — 2.1%
British American Tobacco PLC	356,388	18,937,209
Imperial Brands PLC	241,057	10,248,437
See Notes to Financial Statements.

20
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — continued
Japan Tobacco Inc.	317,600	$10,455,843
Total Tobacco		39,641,489

Total Consumer Staples		136,194,864
Energy — 3.8%
Oil, Gas & Consumable Fuels — 3.8%
Aker BP ASA	93,056	2,360,488
BP PLC	1,523,558	8,732,516
Eni SpA	584,080	10,202,445
Equinor ASA	199,972	4,878,148
Neste oyj	116,816	2,139,178
OMV AG	42,071	2,245,266
ORLEN SA	157,897	3,765,660
Repsol SA	323,223	5,721,490
Santos Ltd.	485,579	2,165,831
Shell PLC	230,167	8,200,507
TotalEnergies SE	179,182	10,891,173
Var Energi ASA	246,993	824,317
Woodside Energy Group Ltd.	583,090	8,899,777

Total Energy		71,026,796
Financials — 28.8%
Banks — 17.6%
ANZ Group Holdings Ltd.	399,449	8,791,841
Banco Bilbao Vizcaya Argentaria SA	743,462	14,274,096
Banco BPM SpA	375,194	5,609,853
Banco Santander SA	464,789	4,846,331
Bank Hapoalim BM	52,961	1,079,260
Bank Leumi Le-Israel BM	108,896	2,152,208
Bank Polska Kasa Opieki SA	60,881	2,931,739
BAWAG Group AG	21,776	2,865,721 (a)
BNP Paribas SA	200,962	18,259,956
CaixaBank SA	637,041	6,696,287
Commonwealth Bank of Australia	142,057	15,713,343
Credit Agricole SA	321,243	6,311,139
Danske Bank A/S	191,557	8,168,491
DBS Group Holdings Ltd.	335,000	13,291,382
DNB Bank ASA	217,297	5,912,740
Erste Group Bank AG	35,141	3,435,383
FinecoBank Banca Fineco SpA	128,692	2,783,077
Hang Seng Bank Ltd.	197,600	3,009,562
HSBC Holdings PLC	1,930,931	27,164,944
ING Bank Slaski SA	9,401	786,472
ING Groep NV	406,379	10,540,707
Intesa Sanpaolo SpA	2,964,950	19,558,141
Israel Discount Bank Ltd., Class A Shares	114,341	1,133,199
Japan Post Bank Co. Ltd.	197,600	2,427,770
KBC Group NV	29,696	3,539,874
Lloyds Banking Group PLC	4,793,915	5,409,583
See Notes to Financial Statements.

21
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Mediobanca Banca di Credito Finanziario SpA	177,697	$3,598,563 (b)
Mitsubishi UFJ Financial Group Inc.	1,104,200	17,899,278
Mizrahi Tefahot Bank Ltd.	33,656	2,219,961
Mizuho Financial Group Inc.	257,100	8,683,447
National Australia Bank Ltd.	260,853	7,632,664
NatWest Group PLC	1,201,325	8,435,753
Nordea Bank Abp	850,382	13,951,361
Oversea-Chinese Banking Corp. Ltd.	522,100	6,657,868
Powszechna Kasa Oszczednosci Bank Polski SA	242,542	4,711,981
Santander Bank Polska SA	11,381	1,483,230
Skandinaviska Enskilda Banken AB, Class A Shares	197,002	3,852,024
Sumitomo Mitsui Financial Group Inc.	346,100	9,786,462
Sumitomo Mitsui Trust Group Inc.	52,500	1,528,236
Svenska Handelsbanken AB, Class A Shares	406,874	5,295,146
Svenska Handelsbanken AB, Class B Shares	10,391	232,013 (b)
Swedbank AB, Class A Shares	280,653	8,450,833
UniCredit SpA	134,632	10,198,675
United Overseas Bank Ltd.	240,100	6,440,163
Westpac Banking Corp.	304,908	7,874,969
Total Banks		325,625,726
Capital Markets — 3.5%
3i Group PLC	63,851	3,514,881
Amundi SA	18,311	1,450,139 (a)
ASX Ltd.	53,951	2,094,945
CVC Capital Partners PLC	107,906	1,879,021 (a)
Daiwa Securities Group Inc.	395,600	3,221,106
EQT AB	131,167	4,540,938
Hong Kong Exchanges & Clearing Ltd.	117,000	6,646,702
ICG PLC	84,146	2,521,648
Japan Exchange Group Inc.	77,600	868,294
Julius Baer Group Ltd.	57,416	3,966,044
London Stock Exchange Group PLC	25,736	2,950,546
Macquarie Group Ltd.	34,151	4,964,221
Nomura Holdings Inc.	494,600	3,635,361
Nordnet AB publ	46,031	1,336,133
Partners Group Holding AG	6,431	8,353,470
SBI Holdings Inc.	82,600	3,599,645
Schroders PLC	256,893	1,300,367
Singapore Exchange Ltd.	71,700	919,331
UBS Group AG, Registered Shares	168,292	6,876,356
Total Capital Markets		64,639,148
Financial Services — 0.8%
Adyen NV	3,461	5,551,010 *(a)
Banca Mediolanum SpA	61,376	1,229,591
Groupe Bruxelles Lambert NV	23,261	2,078,574
M&G PLC	671,691	2,287,788
Nexi SpA	148,987	843,088 (a)
See Notes to Financial Statements.

22
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
ORIX Corp.	134,100	$3,524,909
Total Financial Services		15,514,960
Insurance — 6.9%
Admiral Group PLC	73,751	3,328,110
Ageas SA	50,981	3,528,267
AIA Group Ltd.	625,800	6,004,315
Allianz SE, Registered Shares	40,586	17,043,884
Aviva PLC	877,603	8,102,543
AXA SA	275,208	13,141,730
Generali	124,732	4,896,572
Gjensidige Forsikring ASA	45,041	1,320,832
Insurance Australia Group Ltd.	388,064	2,108,953
Legal & General Group PLC	1,786,890	5,725,330
Medibank Private Ltd.	791,477	2,528,337
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	7,421	4,738,270
NN Group NV	78,701	5,539,172
Phoenix Group Holdings PLC	240,562	2,084,017
Poste Italiane SpA	135,622	3,217,394 (a)
Powszechny Zaklad Ubezpieczen SA	160,372	2,403,027
Sompo Holdings Inc.	118,170	3,660,682
Sony Financial Group Inc.	408,300	453,406 *
Suncorp Group Ltd.	223,732	3,004,119
Swiss Life Holding AG, Registered Shares	1,677	1,803,357
Swiss Re AG	47,021	8,690,301
Tokio Marine Holdings Inc.	148,100	6,286,616
Tryg A/S	91,571	2,325,022
Zurich Insurance Group AG	22,271	15,859,673
Total Insurance		127,793,929

Total Financials		533,573,763
Health Care — 9.2%
Biotechnology — 0.4%
Argenx SE	3,461	2,509,951 *
CSL Ltd.	32,171	4,225,887
Total Biotechnology		6,735,838
Health Care Equipment & Supplies — 0.8%
Coloplast A/S, Class B Shares	41,576	3,553,672
EssilorLuxottica SA	14,351	4,654,028
Hoya Corp.	12,280	1,702,495
Koninklijke Philips NV	119,786	3,242,846
Smith & Nephew PLC	18,311	329,710
Sysmex Corp.	73,600	909,254
Terumo Corp.	37,500	620,324
Total Health Care Equipment & Supplies		15,012,329
Health Care Providers & Services — 0.1%
Sonic Healthcare Ltd.	141,562	2,011,505
Health Care Technology — 0.2%
M3 Inc.	49,100	793,260
See Notes to Financial Statements.

23
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Technology — continued
Pro Medicus Ltd.	15,341	$3,134,460
Total Health Care Technology		3,927,720
Life Sciences Tools & Services — 0.0%††
Lonza Group AG, Registered Shares	491	325,338
Pharmaceuticals — 7.7%
Astellas Pharma Inc.	494,600	5,360,106
AstraZeneca PLC	143,542	21,608,481
Chugai Pharmaceutical Co. Ltd.	64,300	2,807,370
Daiichi Sankyo Co. Ltd.	133,200	2,989,864
Eisai Co. Ltd.	49,496	1,667,350
Galderma Group AG	10,391	1,806,165
GSK PLC	550,915	11,677,585
Hikma Pharmaceuticals PLC	48,506	1,108,815
Novartis AG, Registered Shares	164,332	20,678,590
Novo Nordisk A/S, Class B Shares	349,953	18,985,534
Ono Pharmaceutical Co. Ltd.	125,400	1,446,025
Orion oyj, Class A Shares	6,926	527,346
Orion oyj, Class B Shares	23,261	1,780,658
Recordati Industria Chimica e Farmaceutica SpA	4,946	300,457
Roche Holding AG	2,471	845,354
Roche Holding AG, Vienna Stock Exchange	63,356	20,695,311
Sanofi SA	172,747	15,943,897
Shionogi & Co. Ltd.	18,500	324,628
Takeda Pharmaceutical Co. Ltd.	395,600	11,558,479
UCB SA	2,471	682,305
Total Pharmaceuticals		142,794,320

Total Health Care		170,807,050
Industrials — 15.5%
Aerospace & Defense — 1.9%
Airbus SE	31,676	7,347,088
BAE Systems PLC	212,347	5,886,108
Leonardo SpA	14,351	910,908
Rheinmetall AG	3,956	9,224,550
Rolls-Royce Holdings PLC	553,885	8,873,446
Saab AB, Class B Shares	24,251	1,481,345
Safran SA	2,471	871,318
Thales SA	3,956	1,239,237
Total Aerospace & Defense		35,834,000
Air Freight & Logistics — 0.7%
Deutsche Post AG, Registered Shares	236,602	10,547,597
DSV A/S	7,421	1,477,121
SG Holdings Co. Ltd.	98,600	1,020,817
Total Air Freight & Logistics		13,045,535
Building Products — 0.2%
AGC Inc.	60,900	1,989,657
Daikin Industries Ltd.	22,694	2,624,596
Total Building Products		4,614,253
See Notes to Financial Statements.

24
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — 0.1%
Rentokil Initial PLC	494,980	$2,504,207
Construction & Engineering — 0.6%
Bouygues SA	54,446	2,451,485
Kajima Corp.	17,700	517,271
Obayashi Corp.	197,600	3,249,961
Skanska AB, Class B Shares	18,311	474,854
Vinci SA	30,686	4,252,810
Total Construction & Engineering		10,946,381
Electrical Equipment — 2.3%
ABB Ltd., Registered Shares	102,956	7,417,128
Fuji Electric Co. Ltd.	14,112	950,196
Fujikura Ltd.	57,600	5,637,729
Legrand SA	9,401	1,553,092
Mitsubishi Electric Corp.	148,100	3,813,687
NIDEC Corp.	82,800	1,476,479
Prysmian SpA	14,846	1,468,440
Schneider Electric SE	47,516	13,265,514
Siemens Energy AG	55,436	6,475,949 *
Total Electrical Equipment		42,058,214
Ground Transportation — 0.1%
MTR Corp. Ltd.	493,000	1,671,552
Industrial Conglomerates — 2.2%
CK Hutchison Holdings Ltd.	493,000	3,247,423
DCC PLC	3,956	254,145
Hitachi Ltd.	436,708	11,621,102
Jardine Cycle & Carriage Ltd.	21,100	469,398
Jardine Matheson Holdings Ltd.	30,400	1,915,200
Keppel Ltd.	395,600	2,737,164
Sekisui Chemical Co. Ltd.	111,600	2,081,850
Siemens AG, Registered Shares	70,286	18,928,719
Total Industrial Conglomerates		41,255,001
Machinery — 3.0%
ANDRITZ AG	18,311	1,288,774
Atlas Copco AB, Class A Shares	100,481	1,697,635
Atlas Copco AB, Class B Shares	61,871	927,233
Daifuku Co. Ltd.	73,500	2,360,500
Daimler Truck Holding AG	111,866	4,603,117
FANUC Corp.	81,800	2,360,643
Hitachi Construction Machinery Co. Ltd.	26,500	849,450
Hoshizaki Corp.	11,900	447,685
IHI Corp.	77,400	1,446,484
Kawasaki Heavy Industries Ltd.	27,300	1,806,013
Komatsu Ltd.	197,600	6,903,992
Kone oyj, Class B Shares	91,571	6,240,562
Makita Corp.	71,500	2,326,770
Metso oyj	175,222	2,405,776
Minebea Mitsumi Inc.	50,600	955,742
See Notes to Financial Statements.

25
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Mitsubishi Heavy Industries Ltd.	279,700	$7,346,422
Sandvik AB	27,716	771,502
SKF AB, Class B Shares	82,661	2,049,584
SMC Corp.	1,832	563,549
Spirax Group PLC	20,291	1,861,637
Techtronic Industries Co. Ltd.	184,500	2,360,672
Toyota Industries Corp.	4,885	550,404
Volvo AB, Class A Shares	5,936	170,157
Volvo AB, Class B Shares	48,011	1,375,739
Wartsila oyj Abp	64,841	1,938,989
Yaskawa Electric Corp.	8,304	177,511
Total Machinery		55,786,542
Marine Transportation — 0.8%
A.P. Moller - Maersk A/S, Class A Shares	756	1,479,203
A.P. Moller - Maersk A/S, Class B Shares	1,142	2,240,749
Kawasaki Kisen Kaisha Ltd.	98,600	1,406,044
Kuehne + Nagel International AG, Registered Shares	12,866	2,395,649
Mitsui OSK Lines Ltd.	98,600	3,000,362
Nippon Yusen KK	122,500	4,189,643
Total Marine Transportation		14,711,650
Passenger Airlines — 0.1%
Singapore Airlines Ltd.	395,600	2,000,707
Professional Services — 1.4%
Bureau Veritas SA	56,921	1,781,741
Experian PLC	87,611	4,389,962
Intertek Group PLC	38,111	2,422,714
Recruit Holdings Co. Ltd.	113,900	6,141,353
RELX PLC	113,351	5,427,939
SGS SA, Registered Shares	38,111	3,950,726
Wolters Kluwer NV	8,411	1,147,902
Total Professional Services		25,262,337
Trading Companies & Distributors — 1.5%
Ashtead Group PLC	24,251	1,620,969
Bunzl PLC	49,001	1,547,600
ITOCHU Corp.	98,600	5,625,511
Marubeni Corp.	170,000	4,256,763
Mitsubishi Corp.	231,500	5,534,932
Mitsui & Co. Ltd.	76,200	1,898,744
MonotaRO Co. Ltd.	49,100	716,793
Reece Ltd.	13,856	103,677
Sumitomo Corp.	148,100	4,300,049
Toyota Tsusho Corp.	49,100	1,363,769
Total Trading Companies & Distributors		26,968,807
Transportation Infrastructure — 0.6%
Aena SME SA	99,986	2,733,841 (a)
Atlas Arteria Ltd.	302,433	984,148
See Notes to Financial Statements.

26
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Transportation Infrastructure — continued
Transurban Group	726,636	$6,645,775
Total Transportation Infrastructure		10,363,764

Total Industrials		287,022,950
Information Technology — 7.8%
Communications Equipment — 0.2%
Telefonaktiebolaget LM Ericsson, Class B Shares	391,034	3,236,339
Electronic Equipment, Instruments & Components — 0.9%
Hexagon AB, Class B Shares	25,736	306,202
Keyence Corp.	13,808	5,159,125
Kyocera Corp.	98,600	1,328,264
Murata Manufacturing Co. Ltd.	247,100	4,710,770
Omron Corp.	49,496	1,364,043
TDK Corp.	247,300	3,597,685
Total Electronic Equipment, Instruments & Components		16,466,089
IT Services — 0.3%
Capgemini SE	5,936	861,736
NEC Corp.	69,800	2,239,782
Nomura Research Institute Ltd.	18,190	698,730
Obic Co. Ltd.	26,350	919,578
Otsuka Corp.	68,840	1,439,401
SCSK Corp.	13,200	395,861
Total IT Services		6,555,088
Semiconductors & Semiconductor Equipment — 4.6%
Advantest Corp.	83,400	8,273,081
ASM International NV	8,411	5,048,197
ASML Holding NV	39,101	38,045,950
Disco Corp.	22,960	7,230,725
Infineon Technologies AG	102,461	3,997,003
Lasertec Corp.	22,154	3,045,922
Renesas Electronics Corp.	197,600	2,282,599
SCREEN Holdings Co. Ltd.	27,781	2,531,958
STMicroelectronics NV	41,081	1,151,243
Tokyo Electron Ltd.	72,884	13,008,919
Total Semiconductors & Semiconductor Equipment		84,615,597
Software — 1.6%
Dassault Systemes SE	45,041	1,508,839
Sage Group PLC	97,016	1,436,686
SAP SE	96,521	25,846,630
Trend Micro Inc.	12,700	696,550
WiseTech Global Ltd.	9,401	562,304
Total Software		30,051,009
Technology Hardware, Storage & Peripherals — 0.2%
Canon Inc.	98,996	2,907,172
FUJIFILM Holdings Corp.	21,540	536,877
Total Technology Hardware, Storage & Peripherals		3,444,049

Total Information Technology		144,368,171
See Notes to Financial Statements.

27
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Materials — 5.7%
Chemicals — 1.7%
Air Liquide SA	13,361	$2,776,556
Akzo Nobel NV	25,736	1,832,531
Asahi Kasei Corp.	395,600	3,119,316
BASF SE	145,027	7,223,540
Croda International PLC	36,131	1,315,262
DSM-Firmenich AG	10,391	885,427
Givaudan SA, Registered Shares	433	1,758,884
Mitsubishi Chemical Group Corp.	197,600	1,139,025
Nitto Denko Corp.	108,996	2,595,652
Shin-Etsu Chemical Co. Ltd.	247,100	8,119,825
Total Chemicals		30,766,018
Construction Materials — 0.6%
Holcim AG	116,321	9,844,852
Metals & Mining — 3.1%
BHP Group Ltd.	535,075	15,082,025
Fortescue Ltd.	472,709	5,852,216
JFE Holdings Inc.	168,800	2,076,211
Nippon Steel Corp.	1,384,800	5,715,107
Norsk Hydro ASA	320,253	2,169,727
Northern Star Resources Ltd.	111,371	1,751,538
Rio Tinto Ltd.	94,046	7,606,004
Rio Tinto PLC	246,498	16,219,070
SSAB AB, Class A Shares	62,861	376,026
SSAB AB, Class B Shares	171,757	997,111
Total Metals & Mining		57,845,035
Paper & Forest Products — 0.3%
Mondi PLC	131,662	1,815,040
UPM-Kymmene oyj	156,412	4,276,655
Total Paper & Forest Products		6,091,695

Total Materials		104,547,600
Real Estate — 2.4%
Diversified REITs — 0.6%
CapitaLand Integrated Commercial Trust	1,435,100	2,549,162
GPT Group	227,197	808,587
Land Securities Group PLC	222,247	1,741,344
Mapletree Pan Asia Commercial Trust	593,600	658,430
Mirvac Group	1,125,095	1,692,640
Stockland	683,076	2,770,576
Total Diversified REITs		10,220,739
Industrial REITs — 0.2%
Segro PLC	363,813	3,210,040
Warehouses De Pauw CVA	52,466	1,311,859
Total Industrial REITs		4,521,899
Office REITs — 0.3%
Dexus	321,243	1,528,649
Japan Real Estate Investment Corp.	2,052	1,729,857
See Notes to Financial Statements.

28
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Office REITs — continued
Nippon Building Fund Inc.	1,719	$1,623,730
Total Office REITs		4,882,236
Real Estate Management & Development — 0.8%
CapitaLand Investment Ltd.	643,100	1,341,870
CK Asset Holdings Ltd.	419,000	2,031,346
Daito Trust Construction Co. Ltd.	97,884	2,150,751
Henderson Land Development Co. Ltd.	390,500	1,377,220
Hulic Co. Ltd.	148,100	1,624,552
Sino Land Co. Ltd.	989,600	1,252,835
Sun Hung Kai Properties Ltd.	136,092	1,630,221
Swire Properties Ltd.	303,600	863,928
Vonovia SE	66,821	2,084,564
Wharf Real Estate Investment Co. Ltd.	397,108	1,173,909
Total Real Estate Management & Development		15,531,196
Retail REITs — 0.5%
Link REIT	742,100	3,815,228
Scentre Group	1,457,232	3,940,383
Vicinity Ltd.	1,069,659	1,786,469
Total Retail REITs		9,542,080

Total Real Estate		44,698,150
Utilities — 4.9%
Electric Utilities — 2.7%
CK Infrastructure Holdings Ltd.	178,900	1,174,977
CLP Holdings Ltd.	409,200	3,389,664
EDP SA	814,247	3,862,359
Endesa SA	93,056	2,975,163
Enel SpA	1,755,705	16,639,779
Fortum oyj	127,207	2,407,185
Iberdrola SA	339,063	6,416,215
Origin Energy Ltd.	522,205	4,326,141
Power Assets Holdings Ltd.	399,500	2,530,379
Redeia Corp. SA	116,816	2,256,534
Terna - Rete Elettrica Nazionale	300,948	3,054,516
Total Electric Utilities		49,032,912
Gas Utilities — 0.5%
APA Group	376,679	2,216,838
Hong Kong & China Gas Co. Ltd.	3,195,000	2,775,976
Naturgy Energy Group SA	31,676	984,822
Snam SpA	632,586	3,804,150
Total Gas Utilities		9,781,786
Multi-Utilities — 1.4%
A2A SpA	430,634	1,126,850
E.ON SE	65,831	1,238,783
Engie SA	508,345	10,903,807
National Grid PLC	534,085	7,675,453
Veolia Environnement SA	138,592	4,719,265
Total Multi-Utilities		25,664,158
See Notes to Financial Statements.

29
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Water Utilities — 0.3%
Severn Trent PLC		78,206	$2,724,772
United Utilities Group PLC		203,932	3,147,641
Total Water Utilities			5,872,413

Total Utilities			90,351,269
Total Common Stocks (Cost — $1,538,944,964)			1,831,018,019
	Rate
Preferred Stocks — 0.4%
Consumer Discretionary — 0.4%
Automobiles — 0.4%
Bayerische Motoren Werke AG	5.472%	5,936	550,660 (c)
Dr. Ing hc F Porsche AG	3.617%	33,161	1,608,441 (a)(c)
Volkswagen AG	6.916%	58,406	6,310,942 (c)

Total Preferred Stocks (Cost — $8,866,136)			8,470,043
Total Investments before Short-Term Investments (Cost — $1,547,811,100)			1,839,488,062

Short-Term Investments — 0.2%
Investments from Cash Collateral Received for Loaned Securities — 0.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $3,552,160)	4.032%	3,552,160	3,552,160 (d)(e)(f)

Money Market Funds — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $332,572)	4.032%	332,572	332,572 (d)(e)(f)

Total Short-Term Investments (Cost — $3,884,732)			3,884,732
Total Investments — 99.5% (Cost — $1,551,695,832)			1,843,372,794
Other Assets in Excess of Liabilities — 0.5%			8,396,427
Total Net Assets — 100.0%			$1,851,769,221

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	A portion or all of the security is on loan at September 30, 2025 (Note 1).
(c)	Rate shown represents yield-to-maturity.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $3,884,732 and the cost was $3,884,732 (Note 6).

(f)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
CVA	—	Certificaaten van aandelen (Share Certificates)
REIT	—	Real Estate Investment Trust
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index	70	12/25	$9,737,815	$9,748,550	$10,735
See Notes to Financial Statements.

30
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin International Core Dividend Tilt Index ETF

Summary of Investments by Country#
Japan	22.4%
United Kingdom	12.2
Australia	9.2
United States	8.4
Germany	7.8
France	7.6
Italy	4.9
Netherlands	4.4
Switzerland	3.5
Spain	3.0
Sweden	2.7
Hong Kong	2.6
Singapore	2.2
Finland	2.2
Denmark	2.1
Norway	1.3
Poland	1.0
Belgium	0.7
Austria	0.6
Israel	0.4
Portugal	0.2
China	0.2
Macau	0.1
Luxembourg	0.1
Short-Term Investments	0.2
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of September 30, 2025, and are subject to change.
See Notes to Financial Statements.

31
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin International Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.9%
Communication Services — 7.0%
Diversified Telecommunication Services — 6.7%
BCE Inc.	9,440	$220,633
HKT Trust & HKT Ltd.	102,500	151,766
Infrastrutture Wireless Italiane SpA	20,352	239,375 (a)
Orange SA	8,744	141,887
Telefonica SA	73,224	378,396
TELUS Corp.	37,584	592,095
Total Diversified Telecommunication Services		1,724,152
Wireless Telecommunication Services — 0.3%
Tele2 AB, Class B Shares	4,304	73,471

Total Communication Services		1,797,623
Consumer Discretionary — 10.2%
Automobile Components — 2.1%
Cie Generale des Etablissements Michelin SCA	3,920	140,667
Magna International Inc.	4,856	230,077
Niterra Co. Ltd.	4,000	154,762
Total Automobile Components		525,506
Automobiles — 5.8%
Honda Motor Co. Ltd.	17,600	182,453
Isuzu Motors Ltd.	23,200	293,682
Mercedes-Benz Group AG	5,072	318,660
Renault SA	9,616	393,198
Subaru Corp.	6,400	131,306
Yamaha Motor Co. Ltd.	24,000	180,384
Total Automobiles		1,499,683
Hotels, Restaurants & Leisure — 2.3%
MGM China Holdings Ltd.	124,800	266,750
Sands China Ltd.	17,600	49,088
Sodexo SA	4,432	278,867
Total Hotels, Restaurants & Leisure		594,705

Total Consumer Discretionary		2,619,894
Consumer Staples — 10.0%
Consumer Staples Distribution & Retail — 4.3%
Carrefour SA	36,388	551,337
J Sainsbury PLC	92,128	414,252
Kesko oyj, Class B Shares	6,304	134,070
Total Consumer Staples Distribution & Retail		1,099,659
Food Products — 1.8%
WH Group Ltd.	164,000	177,693 (a)
Wilmar International Ltd.	128,000	282,966
Total Food Products		460,659
Household Products — 0.3%
Reckitt Benckiser Group PLC	1,112	85,600
Tobacco — 3.6%
British American Tobacco PLC	7,144	379,607
Imperial Brands PLC	8,136	345,899
See Notes to Financial Statements.

32
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin International Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — continued
Japan Tobacco Inc.	6,400	$210,697
Total Tobacco		936,203

Total Consumer Staples		2,582,121
Energy — 8.6%
Oil, Gas & Consumable Fuels — 8.6%
Enbridge Inc.	3,776	190,537
Eni SpA	7,584	132,474
OMV AG	8,664	462,385
Repsol SA	23,560	417,044
TC Energy Corp.	2,096	113,989
Var Energi ASA	134,792	449,856
Whitecap Resources Inc.	50,312	384,011
Woodside Energy Group Ltd.	3,608	55,069

Total Energy		2,205,365
Financials — 31.3%
Banks — 16.3%
Banca Monte dei Paschi di Siena SpA	38,376	339,992
Banco BPM SpA	25,392	379,658
Bank of Nova Scotia	2,344	151,600
Banque Cantonale Vaudoise, Registered Shares	1,120	132,179
BNP Paribas SA	3,544	322,018
BPER Banca SpA	34,896	386,902
CaixaBank SA	20,264	213,006
Credit Agricole SA	22,944	450,758
Danske Bank A/S	11,728	500,113
DBS Group Holdings Ltd.	4,200	166,638
Mediobanca Banca di Credito Finanziario SpA	14,584	295,342
Svenska Handelsbanken AB, Class A Shares	37,216	484,337
Swedbank AB, Class A Shares	12,448	374,826
Total Banks		4,197,369
Capital Markets — 1.4%
Amundi SA	4,376	346,557 (a)
Financial Services — 4.2%
Edenred SE	5,656	134,245
Groupe Bruxelles Lambert NV	4,568	408,191
M&G PLC	159,168	542,128
Total Financial Services		1,084,564
Insurance — 9.4%
Admiral Group PLC	3,392	153,068
ASR Nederland NV	2,552	173,259
Legal & General Group PLC	177,264	567,967
MS&AD Insurance Group Holdings Inc.	4,200	95,441
NN Group NV	4,696	330,516
Phoenix Group Holdings PLC	64,520	558,945
Poste Italiane SpA	12,976	307,833 (a)
Swiss Re AG	308	56,924
Tryg A/S	3,592	91,202
See Notes to Financial Statements.

33
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin International Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Zurich Insurance Group AG	139	$98,985
Total Insurance		2,434,140

Total Financials		8,062,630
Health Care — 4.7%
Health Care Providers & Services — 1.0%
Sonic Healthcare Ltd.	17,760	252,358
Pharmaceuticals — 3.7%
Astellas Pharma Inc.	28,800	312,113
Roche Holding AG, Vienna Stock Exchange	576	188,151
Sanofi SA	2,496	230,372
Takeda Pharmaceutical Co. Ltd.	8,200	239,584
Total Pharmaceuticals		970,220

Total Health Care		1,222,578
Industrials — 9.4%
Construction & Engineering — 1.7%
Bouygues SA	10,080	453,862
Ground Transportation — 1.9%
Ayvens SA	41,328	498,715 (a)
Industrial Conglomerates — 0.5%
Keppel Ltd.	19,100	132,153
Machinery — 1.5%
Volvo AB, Class B Shares	13,168	377,325
Marine Transportation — 3.8%
Kawasaki Kisen Kaisha Ltd.	23,200	330,834
Mitsui OSK Lines Ltd.	8,000	243,437
SITC International Holdings Co. Ltd.	104,000	400,473
Total Marine Transportation		974,744

Total Industrials		2,436,799
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
BE Semiconductor Industries NV	200	29,810

Materials — 6.9%
Chemicals — 1.9%
Evonik Industries AG	28,704	498,151
Metals & Mining — 3.7%
Fortescue Ltd.	19,968	247,207
Glencore PLC	29,744	136,787
Rio Tinto Ltd.	2,696	218,040
Rio Tinto PLC	5,112	336,359
Total Metals & Mining		938,393
Paper & Forest Products — 1.3%
UPM-Kymmene oyj	12,592	344,293

Total Materials		1,780,837
Real Estate — 2.0%
Real Estate Management & Development — 2.0%
Daito Trust Construction Co. Ltd.	9,000	197,752
Henderson Land Development Co. Ltd.	63,000	222,189
See Notes to Financial Statements.

34
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin International Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Real Estate Management & Development — continued
	Sino Land Co. Ltd.	82,500	$104,445

Total Real Estate			524,386
Utilities — 7.7%
Electric Utilities — 3.2%
	EDP SA	57,792	274,135
	Emera Inc.	2,272	109,028
	Endesa SA	8,944	285,955
	Enel SpA	18,280	173,250
Total Electric Utilities			842,368
Gas Utilities — 1.8%
	APA Group	54,904	323,122
	Snam SpA	22,888	137,640
Total Gas Utilities			460,762
Multi-Utilities — 2.2%
	Engie SA	26,088	559,578
Water Utilities — 0.5%
	United Utilities Group PLC	8,128	125,454

Total Utilities			1,988,162
Total Common Stocks (Cost — $24,094,906)			25,250,205
	Rate
Preferred Stocks — 1.5%
Consumer Discretionary — 1.5%
Automobiles — 1.5%
Volkswagen AG (Cost — $422,832)	6.916%	3,704	400,228 (b)
Total Investments — 99.4% (Cost — $24,517,738)			25,650,433
Other Assets in Excess of Liabilities — 0.6%			150,081
Total Net Assets — 100.0%			$25,800,514

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of September 30, 2025.
See Notes to Financial Statements.

35
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin International Dividend Booster Index ETF

Summary of Investments by Country#
France	16.7%
United Kingdom	12.4
Japan	10.1
Italy	9.3
Canada	7.8
Australia	6.2
Sweden	5.2
Spain	5.0
Germany	4.7
China	2.7
Hong Kong	2.5
Denmark	2.2
Netherlands	2.1
Finland	1.8
United States	1.8
Austria	1.8
Norway	1.8
Belgium	1.6
Macau	1.2
Singapore	1.1
Portugal	1.1
Switzerland	0.9
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of September 30, 2025, and are subject to change.
See Notes to Financial Statements.

36
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 9.3%
Diversified Telecommunication Services — 1.7%
AT&T Inc.	21,420	$604,901
Verizon Communications Inc.	13,636	599,302
Total Diversified Telecommunication Services		1,204,203
Entertainment — 1.1%
Netflix Inc.	497	595,864 *
ROBLOX Corp., Class A Shares	756	104,721 *
Walt Disney Co.	616	70,532
Total Entertainment		771,117
Interactive Media & Services — 5.8%
Alphabet Inc., Class A Shares	5,544	1,347,746
Alphabet Inc., Class C Shares	4,816	1,172,937
Meta Platforms Inc., Class A Shares	2,389	1,754,434
Total Interactive Media & Services		4,275,117
Media — 0.7%
Comcast Corp., Class A Shares	14,140	444,279
Omnicom Group Inc.	756	61,636
Trade Desk Inc., Class A Shares	476	23,329 *
Total Media		529,244

Total Communication Services		6,779,681
Consumer Discretionary — 9.1%
Automobiles — 2.3%
Ford Motor Co.	15,092	180,500
Tesla Inc.	3,332	1,481,807 *
Total Automobiles		1,662,307
Broadline Retail — 3.5%
Amazon.com Inc.	10,780	2,366,965 *
eBay Inc.	532	48,385
MercadoLibre Inc.	70	163,586 *
Total Broadline Retail		2,578,936
Distributors — 0.1%
Genuine Parts Co.	532	73,735
Pool Corp.	140	43,410
Total Distributors		117,145
Hotels, Restaurants & Leisure — 1.2%
Booking Holdings Inc.	9	48,594
Darden Restaurants Inc.	448	85,281
DoorDash Inc., Class A Shares	504	137,083 *
McDonald’s Corp.	588	178,687
Royal Caribbean Cruises Ltd.	112	36,241
Starbucks Corp.	4,536	383,746
Total Hotels, Restaurants & Leisure		869,632
Household Durables — 0.2%
Garmin Ltd.	560	137,883
Specialty Retail — 1.7%
Best Buy Co. Inc.	700	52,934
See Notes to Financial Statements.

37
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Carvana Co.	252	$95,065 *
Home Depot Inc.	1,764	714,755
Lowe’s Cos. Inc.	784	197,027
Ross Stores Inc.	196	29,868
TJX Cos. Inc.	364	52,613
Tractor Supply Co.	1,960	111,465
Total Specialty Retail		1,253,727
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Class B Shares	1,204	83,955

Total Consumer Discretionary		6,703,585
Consumer Staples — 6.2%
Beverages — 1.7%
Brown-Forman Corp., Class A Shares	196	5,274
Brown-Forman Corp., Class B Shares	1,204	32,604
Coca-Cola Co.	6,020	399,247
Constellation Brands Inc., Class A Shares	84	11,312
Keurig Dr Pepper Inc.	4,872	124,285
Molson Coors Beverage Co., Class B Shares	644	29,141
PepsiCo Inc.	4,368	613,442
Total Beverages		1,215,305
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	336	311,012
Sysco Corp.	1,512	124,498
Target Corp.	1,820	163,254
Walmart Inc.	2,492	256,825
Total Consumer Staples Distribution & Retail		855,589
Food Products — 0.9%
Archer-Daniels-Midland Co.	1,736	103,709
Campbell’s Co.	700	22,106
Conagra Brands Inc.	1,792	32,811
General Mills Inc.	2,072	104,470
Hershey Co.	532	99,511
Hormel Foods Corp.	1,092	27,016
JM Smucker Co.	392	42,571
Kellanova	308	25,262
Kraft Heinz Co.	3,444	89,682
Mondelez International Inc., Class A Shares	1,092	68,217
Tyson Foods Inc., Class A Shares	1,036	56,255
Total Food Products		671,610
Household Products — 0.9%
Clorox Co.	448	55,238
Kimberly-Clark Corp.	1,260	156,669
Procter & Gamble Co.	2,828	434,522
Total Household Products		646,429
Personal Care Products — 0.2%
Estee Lauder Cos. Inc., Class A Shares	588	51,815
See Notes to Financial Statements.

38
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Personal Care Products — continued
Kenvue Inc.	7,392	$119,972
Total Personal Care Products		171,787
Tobacco — 1.3%
Altria Group Inc.	6,524	430,975
Philip Morris International Inc.	3,304	535,909
Total Tobacco		966,884

Total Consumer Staples		4,527,604
Energy — 4.6%
Energy Equipment & Services — 0.1%
Baker Hughes Co.	532	25,919
Schlumberger NV	896	30,796
Total Energy Equipment & Services		56,715
Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp.	4,816	747,877
ConocoPhillips	1,568	148,317
Coterra Energy Inc.	2,940	69,531
Devon Energy Corp.	2,268	79,516
Diamondback Energy Inc.	756	108,184
EOG Resources Inc.	1,064	119,296
Exxon Mobil Corp.	7,924	893,431
Kinder Morgan Inc.	7,588	214,816
ONEOK Inc.	2,520	183,884
Phillips 66	1,596	217,088
Targa Resources Corp.	448	75,058
Tatneft PJSC	15,990	0 *(a)(b)(c)
Valero Energy Corp.	924	157,320
Williams Cos. Inc.	4,704	297,998
Total Oil, Gas & Consumable Fuels		3,312,316

Total Energy		3,369,031
Financials — 12.7%
Banks — 5.4%
Bank of America Corp.	10,052	518,583
Citigroup Inc.	5,012	508,718
Citizens Financial Group Inc.	1,680	89,309
East-West Bancorp Inc.	504	53,651
Fifth Third Bancorp	2,576	114,761
Huntington Bancshares Inc.	5,544	95,745
JPMorgan Chase & Co.	3,780	1,192,325
KeyCorp	3,668	68,555
M&T Bank Corp.	588	116,201
PNC Financial Services Group Inc.	1,512	303,806
Regions Financial Corp.	3,304	87,126
Truist Financial Corp.	4,984	227,868
US Bancorp	5,936	286,887
Wells Fargo & Co.	3,304	276,941
Total Banks		3,940,476
See Notes to Financial Statements.

39
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — 5.1%
Ares Management Corp., Class A Shares	784	$125,354
Bank of New York Mellon Corp.	2,632	286,783
Blackrock Inc.	500	582,935
Blackstone Inc.	2,772	473,596
Carlyle Group Inc.	840	52,668
Charles Schwab Corp.	1,708	163,063
Coinbase Global Inc., Class A Shares	336	113,397 *
Goldman Sachs Group Inc.	504	401,360
Intercontinental Exchange Inc.	224	37,739
KKR & Co. Inc.	1,036	134,628
Morgan Stanley	3,948	627,574
MSCI Inc.	280	158,875
Nasdaq Inc.	1,456	128,783
Northern Trust Corp.	756	101,758
Robinhood Markets Inc., Class A Shares	980	140,316 *
State Street Corp.	1,120	129,931
T. Rowe Price Group Inc.	840	86,218
Total Capital Markets		3,744,978
Consumer Finance — 0.1%
Capital One Financial Corp.	252	53,570
Synchrony Financial	336	23,873
Total Consumer Finance		77,443
Financial Services — 0.9%
Apollo Global Management Inc.	1,036	138,068
Block Inc.	364	26,306 *
Corebridge Financial Inc.	980	31,409
Fidelity National Information Services Inc.	420	27,695
Mastercard Inc., Class A Shares	56	31,853
Visa Inc., Class A Shares	1,232	420,580
Total Financial Services		675,911
Insurance — 1.1%
Allstate Corp.	280	60,102
Cincinnati Financial Corp.	588	92,963
Fidelity National Financial Inc.	952	57,586
MetLife Inc.	2,604	214,492
Principal Financial Group Inc.	868	71,966
Progressive Corp.	644	159,036
Prudential Financial Inc.	1,400	145,236
Total Insurance		801,381
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management Inc.	2,380	48,100

Total Financials		9,288,289
Health Care — 7.7%
Biotechnology — 1.9%
AbbVie Inc.	3,136	726,110
Amgen Inc.	1,540	434,588
See Notes to Financial Statements.

40
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Gilead Sciences Inc.	2,268	$251,748
Total Biotechnology		1,412,446
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	2,380	318,777
Baxter International Inc.	756	17,214
Becton Dickinson & Co.	28	5,241
Intuitive Surgical Inc.	112	50,090 *
Medtronic PLC	3,780	360,007
Total Health Care Equipment & Supplies		751,329
Health Care Providers & Services — 1.0%
CVS Health Corp.	4,536	341,969
UnitedHealth Group Inc.	1,204	415,741
Total Health Care Providers & Services		757,710
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	7,812	352,321
Eli Lilly & Co.	868	662,284
Johnson & Johnson	3,948	732,038
Merck & Co. Inc.	5,376	451,208
Pfizer Inc.	21,644	551,489
Total Pharmaceuticals		2,749,340

Total Health Care		5,670,825
Industrials — 5.6%
Aerospace & Defense — 0.5%
Axon Enterprise Inc.	150	107,646 *
General Electric Co.	252	75,807
RTX Corp.	1,260	210,836
Total Aerospace & Defense		394,289
Air Freight & Logistics — 0.5%
FedEx Corp.	672	158,464
United Parcel Service Inc., Class B Shares	2,884	240,901
Total Air Freight & Logistics		399,365
Building Products — 0.4%
Carrier Global Corp.	1,120	66,864
Johnson Controls International PLC	1,008	110,829
Lennox International Inc.	56	29,644
Owens Corning	224	31,687
Trane Technologies PLC	185	78,063
Total Building Products		317,087
Commercial Services & Supplies — 0.0%††
Cintas Corp.	28	5,747
Electrical Equipment — 1.3%
Eaton Corp. PLC	560	209,580
Emerson Electric Co.	1,456	190,998
GE Vernova Inc.	364	223,823
Hubbell Inc.	196	84,341
Rockwell Automation Inc.	420	146,803
See Notes to Financial Statements.

41
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
Vertiv Holdings Co., Class A Shares	756	$114,050
Total Electrical Equipment		969,595
Ground Transportation — 0.9%
Norfolk Southern Corp.	840	252,344
Uber Technologies Inc.	1,876	183,792 *
Union Pacific Corp.	868	205,169
Total Ground Transportation		641,305
Industrial Conglomerates — 0.3%
3M Co.	532	82,556
Honeywell International Inc.	616	129,668
Total Industrial Conglomerates		212,224
Machinery — 0.8%
Cummins Inc.	532	224,701
Illinois Tool Works Inc.	1,092	284,750
Snap-on Inc.	196	67,920
Total Machinery		577,371
Passenger Airlines — 0.1%
Southwest Airlines Co.	1,820	58,076
Professional Services — 0.4%
Automatic Data Processing Inc.	308	90,398
Paychex Inc.	1,260	159,717
Paycom Software Inc.	140	29,140
Total Professional Services		279,255
Trading Companies & Distributors — 0.4%
Fastenal Co.	4,424	216,953
Ferguson Enterprises Inc.	28	6,288
Watsco Inc.	140	56,602
Total Trading Companies & Distributors		279,843

Total Industrials		4,134,157
Information Technology — 36.5%
Communications Equipment — 1.1%
Arista Networks Inc.	1,176	171,355 *
Cisco Systems Inc.	9,744	666,684
Total Communications Equipment		838,039
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A Shares	1,736	214,830
CDW Corp.	196	31,219
Corning Inc.	2,604	213,606
TE Connectivity PLC	868	190,552
Total Electronic Equipment, Instruments & Components		650,207
IT Services — 1.5%
Accenture PLC, Class A Shares	1,512	372,859
Cloudflare Inc., Class A Shares	532	114,162 *
International Business Machines Corp.	1,848	521,432
MongoDB Inc.	56	17,381 *
Okta Inc.	196	17,973 *
See Notes to Financial Statements.

42
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
Snowflake Inc., Class A Shares	392	$88,416 *
Total IT Services		1,132,223
Semiconductors & Semiconductor Equipment — 14.9%
Advanced Micro Devices Inc.	1,372	221,976 *
Analog Devices Inc.	1,596	392,137
Applied Materials Inc.	1,148	235,041
Broadcom Inc.	5,264	1,736,646
Entegris Inc.	364	33,655
Intel Corp.	5,824	195,395
KLA Corp.	241	259,943
Lam Research Corp.	2,240	299,936
Marvell Technology Inc.	1,260	105,928
Microchip Technology Inc.	2,044	131,266
Micron Technology Inc.	672	112,439
Monolithic Power Systems Inc.	168	154,668
NVIDIA Corp.	29,960	5,589,937
NXP Semiconductors NV	952	216,799
QUALCOMM Inc.	3,584	596,234
Teradyne Inc.	140	19,270
Texas Instruments Inc.	3,164	581,322
Total Semiconductors & Semiconductor Equipment		10,882,592
Software — 11.0%
Adobe Inc.	112	39,508 *
AppLovin Corp., Class A Shares	336	241,429 *
Atlassian Corp., Class A Shares	280	44,716 *
Autodesk Inc.	112	35,579 *
Bentley Systems Inc., Class B Shares	532	27,387
Cadence Design Systems Inc.	252	88,518 *
CrowdStrike Holdings Inc., Class A Shares	420	205,960 *
Datadog Inc., Class A Shares	392	55,821 *
Fortinet Inc.	672	56,502 *
Gen Digital Inc.	1,372	38,951
HubSpot Inc.	112	52,394 *
Intuit Inc.	392	267,701
Microsoft Corp.	9,380	4,858,371
Oracle Corp.	2,100	590,604
Palantir Technologies Inc., Class A Shares	3,024	551,638 *
Palo Alto Networks Inc.	812	165,339 *
Salesforce Inc.	1,120	265,440
ServiceNow Inc.	280	257,678 *
Strategy Inc.	280	90,219 *
Synopsys Inc.	28	13,815 *
Workday Inc., Class A Shares	112	26,962 *
Zscaler Inc.	196	58,733 *
Total Software		8,033,265
Technology Hardware, Storage & Peripherals — 7.1%
Apple Inc.	18,088	4,605,747
See Notes to Financial Statements.

43
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
Dell Technologies Inc., Class C Shares	784	$111,148
Hewlett Packard Enterprise Co.	4,788	117,593
HP Inc.	3,472	94,543
NetApp Inc.	672	79,605
Seagate Technology Holdings PLC	672	158,632
Super Micro Computer Inc.	672	32,216 *
Total Technology Hardware, Storage & Peripherals		5,199,484

Total Information Technology		26,735,810
Materials — 1.1%
Chemicals — 0.6%
Air Products & Chemicals Inc.	616	167,996
Dow Inc.	2,772	63,562
DuPont de Nemours Inc.	1,428	111,241
LyondellBasell Industries NV, Class A Shares	1,036	50,805
PPG Industries Inc.	392	41,203
Westlake Corp.	112	8,631
Total Chemicals		443,438
Containers & Packaging — 0.4%
Amcor PLC	9,100	74,438
International Paper Co.	2,072	96,141
Packaging Corp. of America	336	73,224
Smurfit WestRock PLC	2,016	85,821
Total Containers & Packaging		329,624
Metals & Mining — 0.1%
Freeport-McMoRan Inc.	364	14,276
Southern Copper Corp.	313	37,986
Total Metals & Mining		52,262

Total Materials		825,324
Real Estate — 4.4%
Diversified REITs — 0.1%
WP Carey Inc.	840	56,759
Health Care REITs — 0.2%
Alexandria Real Estate Equities Inc.	560	46,671
Healthpeak Properties Inc.	2,688	51,475
Ventas Inc.	1,176	82,308
Total Health Care REITs		180,454
Industrial REITs — 0.6%
Lineage Inc.	252	9,737
Prologis Inc.	3,528	404,027
Total Industrial REITs		413,764
Residential REITs — 0.8%
AvalonBay Communities Inc.	532	102,766
Camden Property Trust	420	44,847
Equity LifeStyle Properties Inc.	728	44,190
Equity Residential	1,288	83,372
Essex Property Trust Inc.	224	59,956
Invitation Homes Inc.	2,240	65,699
See Notes to Financial Statements.

44
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Residential REITs — continued
Mid-America Apartment Communities Inc.	448	$62,599
Sun Communities Inc.	448	57,792
UDR Inc.	1,176	43,818
Total Residential REITs		565,039
Retail REITs — 0.7%
Kimco Realty Corp.	2,632	57,509
Realty Income Corp.	3,304	200,850
Regency Centers Corp.	616	44,906
Simon Property Group Inc.	1,232	231,210
Total Retail REITs		534,475
Specialized REITs — 2.0%
American Tower Corp.	1,344	258,478
Crown Castle Inc.	1,652	159,401
Digital Realty Trust Inc.	1,260	217,829
Equinix Inc.	285	223,223
Extra Space Storage Inc.	756	106,551
Iron Mountain Inc.	1,120	114,173
Public Storage	588	169,844
VICI Properties Inc.	4,060	132,397
Weyerhaeuser Co.	2,660	65,941
Total Specialized REITs		1,447,837

Total Real Estate		3,198,328
Utilities — 2.6%
Electric Utilities — 1.7%
Alliant Energy Corp.	1,008	67,949
American Electric Power Co. Inc.	1,820	204,750
Constellation Energy Corp.	196	64,498
Duke Energy Corp.	812	100,485
Edison International	1,540	85,131
Entergy Corp.	672	62,624
Evergy Inc.	896	68,114
Eversource Energy	1,372	97,604
Exelon Corp.	3,892	175,179
FirstEnergy Corp.	1,988	91,090
NextEra Energy Inc.	2,016	152,188
Southern Co.	252	23,882
Xcel Energy Inc.	588	47,422
Total Electric Utilities		1,240,916
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	224	43,886
Multi-Utilities — 0.8%
Consolidated Edison Inc.	392	39,404
Dominion Energy Inc.	3,360	205,531
NiSource Inc.	168	7,275
Public Service Enterprise Group Inc.	1,092	91,138
Sempra	1,484	133,531
See Notes to Financial Statements.

45
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — continued
WEC Energy Group Inc.		1,148	$131,549
Total Multi-Utilities			608,428

Total Utilities			1,893,230
Total Investments before Short-Term Investments (Cost — $58,931,414)			73,125,864
	Rate
Short-Term Investments — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $72,860)	4.032%	72,860	72,860 (d)(e)(f)
Total Investments — 99.9% (Cost — $59,004,274)			73,198,724
Other Assets in Excess of Liabilities — 0.1%			85,543
Total Net Assets — 100.0%			$73,284,267

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $72,860 and the cost was $72,860 (Note 6).

(f)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
PJSC	—	Private Joint Stock Company
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Micro E-mini S&P 500 Index	3	12/25	$100,183	$101,082	$899
See Notes to Financial Statements.

46
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 6.6%
Diversified Telecommunication Services — 5.4%
AT&T Inc.	6,156	$173,846
Verizon Communications Inc.	40,716	1,789,468
Total Diversified Telecommunication Services		1,963,314
Media — 1.2%
Comcast Corp., Class A Shares	1,080	33,933
Omnicom Group Inc.	4,779	389,632
Total Media		423,565

Total Communication Services		2,386,879
Consumer Discretionary — 7.4%
Automobiles — 3.3%
Ford Motor Co.	101,061	1,208,690
Distributors — 0.1%
Genuine Parts Co.	270	37,422
Hotels, Restaurants & Leisure — 0.2%
Darden Restaurants Inc.	270	51,397
McDonald’s Corp.	115	34,948
Total Hotels, Restaurants & Leisure		86,345
Household Durables — 0.2%
Lennar Corp., Class A Shares	243	30,628
PulteGroup Inc.	243	32,107
Total Household Durables		62,735
Specialty Retail — 3.6%
Best Buy Co. Inc.	13,338	1,008,620
Carvana Co.	648	244,451 *
Home Depot Inc.	81	32,820
Total Specialty Retail		1,285,891

Total Consumer Discretionary		2,681,083
Consumer Staples — 14.0%
Beverages — 0.2%
Brown-Forman Corp., Class B Shares	1,350	36,558
PepsiCo Inc.	270	37,919
Total Beverages		74,477
Consumer Staples Distribution & Retail — 1.2%
Target Corp.	4,887	438,364
Food Products — 6.4%
Archer-Daniels-Midland Co.	567	33,872
General Mills Inc.	14,688	740,569
Hormel Foods Corp.	9,774	241,809
Kraft Heinz Co.	48,465	1,262,029
Tyson Foods Inc., Class A Shares	621	33,720
Total Food Products		2,311,999
Household Products — 1.0%
Clorox Co.	2,727	336,239
Kimberly-Clark Corp.	270	33,572
Total Household Products		369,811
See Notes to Financial Statements.

47
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Personal Care Products — 0.1%
Estee Lauder Cos. Inc., Class A Shares	405	$35,689
Tobacco — 5.1%
Altria Group Inc.	27,081	1,788,971
Philip Morris International Inc.	216	35,035
Total Tobacco		1,824,006

Total Consumer Staples		5,054,346
Energy — 9.7%
Energy Equipment & Services — 0.1%
Halliburton Co.	1,620	39,852
Oil, Gas & Consumable Fuels — 9.6%
Chevron Corp.	4,185	649,889
ConocoPhillips	378	35,755
Coterra Energy Inc.	1,485	35,120
Devon Energy Corp.	1,026	35,971
EOG Resources Inc.	297	33,299
Exxon Mobil Corp.	297	33,487
Kinder Morgan Inc.	34,425	974,572
ONEOK Inc.	15,309	1,117,098
Phillips 66	783	106,504
Valero Energy Corp.	216	36,776
Williams Cos. Inc.	6,534	413,929
Total Oil, Gas & Consumable Fuels		3,472,400

Total Energy		3,512,252
Financials — 23.3%
Banks — 9.2%
Citigroup Inc.	351	35,626
Citizens Financial Group Inc.	675	35,883
Fifth Third Bancorp	783	34,883
Huntington Bancshares Inc.	24,651	425,723
KeyCorp	48,114	899,251
M&T Bank Corp.	189	37,350
Regions Financial Corp.	19,899	524,736
Truist Financial Corp.	20,358	930,768
US Bancorp	8,451	408,437
Total Banks		3,332,657
Capital Markets — 9.8%
Ares Management Corp., Class A Shares	1,161	185,632
Blackstone Inc.	1,161	198,357
CME Group Inc.	4,401	1,189,106
Coinbase Global Inc., Class A Shares	648	218,694 *
Morgan Stanley	216	34,335
Northern Trust Corp.	270	36,342
Robinhood Markets Inc., Class A Shares	4,023	576,013 *
T. Rowe Price Group Inc.	10,746	1,102,970
Total Capital Markets		3,541,449
Consumer Finance — 1.0%
SoFi Technologies Inc.	12,879	340,263 *
See Notes to Financial Statements.

48
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 0.3%
Affirm Holdings Inc.	1,404	$102,604 *
Insurance — 3.0%
Principal Financial Group Inc.	432	35,817
Prudential Financial Inc.	10,125	1,050,368
Total Insurance		1,086,185

Total Financials		8,403,158
Health Care — 12.4%
Biotechnology — 0.3%
AbbVie Inc.	162	37,510
Amgen Inc.	127	35,839
Gilead Sciences Inc.	297	32,967
Total Biotechnology		106,316
Health Care Equipment & Supplies — 1.2%
Baxter International Inc.	16,578	377,481
Medtronic PLC	378	36,001
Total Health Care Equipment & Supplies		413,482
Health Care Providers & Services — 1.6%
Cardinal Health Inc.	243	38,141
Centene Corp.	1,053	37,571 *
CVS Health Corp.	4,239	319,578
UnitedHealth Group Inc.	540	186,462
Total Health Care Providers & Services		581,752
Pharmaceuticals — 9.3%
Bristol-Myers Squibb Co.	26,595	1,199,435
Johnson & Johnson	189	35,044
Merck & Co. Inc.	3,294	276,465
Pfizer Inc.	72,306	1,842,357
Total Pharmaceuticals		3,353,301

Total Health Care		4,454,851
Industrials — 7.5%
Aerospace & Defense — 0.2%
Lockheed Martin Corp.	81	40,436
RTX Corp.	216	36,143
Total Aerospace & Defense		76,579
Air Freight & Logistics — 4.9%
United Parcel Service Inc., Class B Shares	21,222	1,772,674
Electrical Equipment — 0.7%
GE Vernova Inc.	310	190,619
Vertiv Holdings Co., Class A Shares	324	48,879
Total Electrical Equipment		239,498
Machinery — 1.3%
PACCAR Inc.	4,806	472,526
Passenger Airlines — 0.2%
Southwest Airlines Co.	1,134	36,186
United Airlines Holdings Inc.	324	31,266 *
Total Passenger Airlines		67,452
See Notes to Financial Statements.

49
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — 0.1%
Jacobs Solutions Inc.	243	$36,416
Trading Companies & Distributors — 0.1%
Fastenal Co.	756	37,074

Total Industrials		2,702,219
Information Technology — 7.6%
Communications Equipment — 0.1%
Cisco Systems Inc.	513	35,099
Electronic Equipment, Instruments & Components — 0.1%
Corning Inc.	459	37,652
IT Services — 0.1%
International Business Machines Corp.	135	38,092
Semiconductors & Semiconductor Equipment — 1.7%
Microchip Technology Inc.	8,181	525,384
QUALCOMM Inc.	216	35,933
Texas Instruments Inc.	189	34,725
Total Semiconductors & Semiconductor Equipment		596,042
Software — 3.1%
AppLovin Corp., Class A Shares	567	407,412 *
Palantir Technologies Inc., Class A Shares	1,998	364,475 *
Strategy Inc.	1,068	344,121 *
Total Software		1,116,008
Technology Hardware, Storage & Peripherals — 2.5%
HP Inc.	20,682	563,171
Super Micro Computer Inc.	7,425	355,954 *
Total Technology Hardware, Storage & Peripherals		919,125

Total Information Technology		2,742,018
Materials — 3.6%
Chemicals — 3.4%
Dow Inc.	24,408	559,675
LyondellBasell Industries NV, Class A Shares	13,392	656,744
Total Chemicals		1,216,419
Containers & Packaging — 0.1%
Amcor PLC	4,320	35,338
Metals & Mining — 0.1%
Newmont Corp.	432	36,422

Total Materials		1,288,179
Utilities — 7.2%
Electric Utilities — 5.9%
Edison International	26,406	1,459,724
Eversource Energy	8,937	635,778
FirstEnergy Corp.	864	39,588
Total Electric Utilities		2,135,090
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	162	31,739
See Notes to Financial Statements.

50
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — 1.2%
Dominion Energy Inc.		6,723	$411,246

Total Utilities			2,578,075
Total Investments before Short-Term Investments (Cost — $34,061,093)			35,803,060
	Rate
Short-Term Investments — 0.5%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $178,805)	4.032%	178,805	178,805 (a)(b)(c)
Total Investments — 99.8% (Cost — $34,239,898)			35,981,865
Other Assets in Excess of Liabilities — 0.2%			86,299
Total Net Assets — 100.0%			$36,068,164

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $178,805 and the cost was $178,805 (Note 6).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Micro E-mini S&P 500 Index	5	12/25	$166,705	$168,469	$1,764
See Notes to Financial Statements.

51
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 13.0%
Diversified Telecommunication Services — 2.3%
AT&T Inc.	689,634	$19,475,264
Verizon Communications Inc.	402,523	17,690,886
Total Diversified Telecommunication Services		37,166,150
Entertainment — 2.9%
Electronic Arts Inc.	11,825	2,385,102
Netflix Inc.	22,704	27,220,280 *
ROBLOX Corp., Class A Shares	43,989	6,093,356 *
Spotify Technology SA	15,136	10,564,928 *
Total Entertainment		46,263,666
Interactive Media & Services — 7.4%
Alphabet Inc., Class A Shares	167,915	40,820,137
Alphabet Inc., Class C Shares	136,697	33,292,554
Meta Platforms Inc., Class A Shares	62,436	45,851,750
Total Interactive Media & Services		119,964,441
Media — 0.3%
Fox Corp., Class A Shares	26,015	1,640,506
Fox Corp., Class B Shares	28,380	1,625,890
Nexstar Media Group Inc.	7,568	1,496,496
Total Media		4,762,892
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA	32,164	1,561,241

Total Communication Services		209,718,390
Consumer Discretionary — 13.2%
Automobile Components — 0.1%
BorgWarner Inc.	36,421	1,601,067
Automobiles — 1.9%
General Motors Co.	90,343	5,508,213
Tesla Inc.	58,179	25,873,365 *
Total Automobiles		31,381,578
Broadline Retail — 3.3%
Amazon.com Inc.	213,796	46,943,188 *
Dillard’s Inc., Class A Shares	2,838	1,743,894
eBay Inc.	49,665	4,517,032
Total Broadline Retail		53,204,114
Diversified Consumer Services — 0.2%
ADT Inc.	178,321	1,553,176
Grand Canyon Education Inc.	7,568	1,661,327 *
Total Diversified Consumer Services		3,214,503
Hotels, Restaurants & Leisure — 3.7%
Booking Holdings Inc.	3,311	17,876,983
Boyd Gaming Corp.	17,974	1,553,852
Darden Restaurants Inc.	10,378	1,975,556
Domino’s Pizza Inc.	3,385	1,461,338
DoorDash Inc., Class A Shares	28,380	7,719,076 *
Expedia Group Inc.	10,406	2,224,283
See Notes to Financial Statements.

52
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — continued
McDonald’s Corp.	45,881	$13,942,777
Royal Caribbean Cruises Ltd.	25,542	8,264,881
Travel + Leisure Co.	24,596	1,463,216
Yum! Brands Inc.	21,285	3,235,320
Total Hotels, Restaurants & Leisure		59,717,282
Household Durables — 0.3%
Garmin Ltd.	15,136	3,726,786
PulteGroup Inc.	11,825	1,562,437
Total Household Durables		5,289,223
Specialty Retail — 3.4%
AutoZone Inc.	1,166	5,002,420 *
Chewy Inc., Class A Shares	37,367	1,511,495 *
Five Below Inc.	10,879	1,682,981 *
Home Depot Inc.	45,881	18,590,523
O’Reilly Automotive Inc.	77,572	8,363,037 *
TJX Cos. Inc.	105,006	15,177,567
Ulta Beauty Inc.	3,971	2,171,144 *
Williams-Sonoma Inc.	12,771	2,496,092
Total Specialty Retail		54,995,259
Textiles, Apparel & Luxury Goods — 0.3%
Ralph Lauren Corp.	5,203	1,631,453
Tapestry Inc.	22,704	2,570,547
Total Textiles, Apparel & Luxury Goods		4,202,000

Total Consumer Discretionary		213,605,026
Consumer Staples — 3.3%
Beverages — 0.2%
Monster Beverage Corp.	50,138	3,374,789 *
Consumer Staples Distribution & Retail — 0.4%
Dollar General Corp.	14,190	1,466,536
Kroger Co.	54,395	3,666,767
Sprouts Farmers Market Inc.	10,879	1,183,635 *
Total Consumer Staples Distribution & Retail		6,316,938
Food Products — 0.4%
Bunge Global SA	18,447	1,498,819
Ingredion Inc.	11,825	1,443,951
Pilgrim’s Pride Corp.	35,002	1,425,281
Seaboard Corp.	386	1,407,742
Total Food Products		5,775,793
Household Products — 0.2%
Kimberly-Clark Corp.	29,799	3,705,208
Tobacco — 2.1%
Altria Group Inc.	217,107	14,342,088
Philip Morris International Inc.	126,764	20,561,121
Total Tobacco		34,903,209

Total Consumer Staples		54,075,937
See Notes to Financial Statements.

53
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy — 0.8%
Oil, Gas & Consumable Fuels — 0.8%
Antero Midstream Corp.	86,086	$1,673,512
APA Corp.	66,693	1,619,306
Civitas Resources Inc.	41,624	1,352,780
Devon Energy Corp.	57,706	2,023,172
EOG Resources Inc.	44,462	4,985,080
Matador Resources Co.	30,272	1,360,121

Total Energy		13,013,971
Financials — 11.3%
Banks — 2.5%
Citigroup Inc.	194,403	19,731,905
JPMorgan Chase & Co.	67,166	21,186,171
Total Banks		40,918,076
Capital Markets — 3.6%
Bank of New York Mellon Corp.	67,639	7,369,945
CME Group Inc.	24,596	6,645,593
Evercore Inc., Class A Shares	4,730	1,595,524
Goldman Sachs Group Inc.	13,717	10,923,533
Houlihan Lokey Inc.	7,568	1,553,862
Interactive Brokers Group Inc., Class A Shares	39,732	2,733,959
Invesco Ltd.	70,950	1,627,593
Lazard Inc.	26,961	1,423,001
LPL Financial Holdings Inc.	6,622	2,203,073
Moody’s Corp.	15,609	7,437,376
Morgan Stanley	52,030	8,270,689
Northern Trust Corp.	17,028	2,291,969
SEI Investments Co.	17,501	1,484,960
State Street Corp.	13,717	1,591,309
T. Rowe Price Group Inc.	14,190	1,456,462
Total Capital Markets		58,608,848
Consumer Finance — 1.0%
Capital One Financial Corp.	44,462	9,451,732
OneMain Holdings Inc.	25,069	1,415,395
SoFi Technologies Inc.	60,071	1,587,076 *
Synchrony Financial	43,516	3,091,812
Total Consumer Finance		15,546,015
Financial Services — 3.9%
Berkshire Hathaway Inc., Class B Shares	34,056	17,121,314 *
Mastercard Inc., Class A Shares	44,935	25,559,477
MGIC Investment Corp.	55,814	1,583,443
Mr Cooper Group Inc.	9,933	2,093,777
Visa Inc., Class A Shares	43,043	14,694,019
Western Union Co.	175,956	1,405,889
Total Financial Services		62,457,919
Insurance — 0.2%
Lincoln National Corp.	36,421	1,468,859
See Notes to Financial Statements.

54
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
WR Berkley Corp.	22,704	$1,739,580
Total Insurance		3,208,439
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Rithm Capital Corp.	125,345	1,427,680

Total Financials		182,166,977
Health Care — 10.8%
Biotechnology — 2.7%
AbbVie Inc.	113,993	26,393,939
Exelixis Inc.	41,624	1,719,071 *
Gilead Sciences Inc.	118,723	13,178,253
Halozyme Therapeutics Inc.	21,285	1,561,042 *
Incyte Corp.	18,447	1,564,490 *
Total Biotechnology		44,416,795
Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	154,198	20,653,280
Boston Scientific Corp.	143,319	13,992,234 *
IDEXX Laboratories Inc.	6,622	4,230,730 *
Medtronic PLC	100,276	9,550,286
ResMed Inc.	14,190	3,884,229
Stryker Corp.	30,745	11,365,504
Total Health Care Equipment & Supplies		63,676,263
Health Care Providers & Services — 1.3%
Cardinal Health Inc.	21,758	3,415,136
CVS Health Corp.	56,760	4,279,136
Encompass Health Corp.	12,771	1,622,173
HCA Healthcare Inc.	12,771	5,443,000
Labcorp Holdings Inc.	7,568	2,172,470
Quest Diagnostics Inc.	10,879	2,073,320
Tenet Healthcare Corp.	9,460	1,920,758 *
Total Health Care Providers & Services		20,925,993
Health Care Technology — 0.3%
Doximity Inc., Class A Shares	23,650	1,729,998 *
Veeva Systems Inc., Class A Shares	10,406	3,100,051 *
Total Health Care Technology		4,830,049
Life Sciences Tools & Services — 0.1%
Medpace Holdings Inc.	3,784	1,945,582 *
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	180,686	8,148,939
Corcept Therapeutics Inc.	22,231	1,847,618 *
Johnson & Johnson	142,846	26,486,505
Organon & Co.	162,712	1,737,764
Royalty Pharma PLC, Class A Shares	42,570	1,501,870
Total Pharmaceuticals		39,722,696

Total Health Care		175,517,378
Industrials — 9.0%
Aerospace & Defense — 1.2%
BWX Technologies Inc.	9,460	1,744,140
See Notes to Financial Statements.

55
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Aerospace & Defense — continued
Curtiss-Wright Corp.	3,784	$2,054,485
General Dynamics Corp.	11,825	4,032,325
Howmet Aerospace Inc.	42,097	8,260,694
L3Harris Technologies Inc.	8,514	2,600,261
Woodward Inc.	6,149	1,553,914
Total Aerospace & Defense		20,245,819
Air Freight & Logistics — 0.1%
CH Robinson Worldwide Inc.	11,825	1,565,630
Building Products — 1.0%
Allegion PLC	9,933	1,761,618
Armstrong World Industries Inc.	8,041	1,576,117
Johnson Controls International PLC	44,935	4,940,603
Lennox International Inc.	3,311	1,752,711
Trane Technologies PLC	14,663	6,187,199
Total Building Products		16,218,248
Commercial Services & Supplies — 0.1%
Rollins Inc.	27,434	1,611,473
Construction & Engineering — 0.7%
Comfort Systems USA Inc.	4,257	3,512,792
EMCOR Group Inc.	4,730	3,072,324
Quanta Services Inc.	6,622	2,744,289
Valmont Industries Inc.	4,257	1,650,567
Total Construction & Engineering		10,979,972
Ground Transportation — 0.9%
Ryder System Inc.	8,041	1,516,854
Uber Technologies Inc.	131,967	12,928,807 *
Total Ground Transportation		14,445,661
Machinery — 2.7%
Allison Transmission Holdings Inc.	17,974	1,525,633
Caterpillar Inc.	43,516	20,763,660
Illinois Tool Works Inc.	26,961	7,030,350
Lincoln Electric Holdings Inc.	6,622	1,561,666
Mueller Industries Inc.	16,082	1,626,051
Oshkosh Corp.	11,352	1,472,354
Parker-Hannifin Corp.	11,352	8,606,519
Snap-on Inc.	4,671	1,618,642
Total Machinery		44,204,875
Passenger Airlines — 0.3%
Delta Air Lines Inc.	29,799	1,691,093
United Airlines Holdings Inc.	31,691	3,058,182 *
Total Passenger Airlines		4,749,275
Professional Services — 1.0%
Automatic Data Processing Inc.	35,948	10,550,738
Broadridge Financial Solutions Inc.	8,514	2,027,779
Concentrix Corp.	29,326	1,353,395
Leidos Holdings Inc.	8,514	1,608,806
Total Professional Services		15,540,718
See Notes to Financial Statements.

56
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 1.0%
Air Lease Corp.	25,542	$1,625,748
Fastenal Co.	137,643	6,750,013
MSC Industrial Direct Co. Inc., Class A Shares	17,028	1,568,960
United Rentals Inc.	3,047	2,908,849
W.W. Grainger Inc.	4,142	3,947,160
Total Trading Companies & Distributors		16,800,730

Total Industrials		146,362,401
Information Technology — 33.9%
Communications Equipment — 2.6%
Arista Networks Inc.	107,371	15,645,028 *
Cisco Systems Inc.	312,180	21,359,356
F5 Inc.	6,149	1,987,295 *
Lumentum Holdings Inc.	11,825	1,924,046 *
Ubiquiti Inc.	2,838	1,874,726
Total Communications Equipment		42,790,451
Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp., Class A Shares	118,250	14,633,437
Corning Inc.	79,937	6,557,232
Flex Ltd.	28,853	1,672,608 *
TD SYNNEX Corp.	10,406	1,703,983
Total Electronic Equipment, Instruments & Components		24,567,260
IT Services — 0.1%
Amdocs Ltd.	17,974	1,474,767
Semiconductors & Semiconductor Equipment — 13.4%
Broadcom Inc.	130,135	42,932,838
KLA Corp.	9,460	10,203,556
Lam Research Corp.	94,560	12,661,584
Monolithic Power Systems Inc.	3,311	3,048,239
NVIDIA Corp.	603,548	112,609,986
QUALCOMM Inc.	108,317	18,019,616
Skyworks Solutions Inc.	20,812	1,602,108
Texas Instruments Inc.	81,829	15,034,442
Total Semiconductors & Semiconductor Equipment		216,112,369
Software — 9.4%
AppLovin Corp., Class A Shares	13,244	9,516,344 *
DocuSign Inc.	20,339	1,466,238 *
Dropbox Inc., Class A Shares	52,503	1,586,116 *
Fortinet Inc.	59,125	4,971,230 *
Microsoft Corp.	205,282	106,325,812
Palantir Technologies Inc., Class A Shares	148,995	27,179,668 *
Pegasystems Inc.	28,380	1,631,850
Total Software		152,677,258
Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	398,266	101,410,471
Hewlett Packard Enterprise Co.	122,507	3,008,772
HP Inc.	89,870	2,447,160
NetApp Inc.	19,866	2,353,326
See Notes to Financial Statements.

57
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
Western Digital Corp.	19,393	$2,328,324
Total Technology Hardware, Storage & Peripherals		111,548,053

Total Information Technology		549,170,158
Materials — 1.4%
Chemicals — 0.3%
CF Industries Holdings Inc.	17,974	1,612,268
Mosaic Co.	45,881	1,591,153
NewMarket Corp.	1,892	1,566,973
Total Chemicals		4,770,394
Metals & Mining — 1.1%
Anglogold Ashanti PLC	45,881	3,226,811
Newmont Corp.	104,060	8,773,299
Royal Gold Inc.	8,514	1,707,738
Southern Copper Corp.	16,082	1,951,711
Steel Dynamics Inc.	12,771	1,780,661
Total Metals & Mining		17,440,220

Total Materials		22,210,614
Real Estate — 2.1%
Diversified REITs — 0.1%
WP Carey Inc.	24,123	1,629,991
Health Care REITs — 0.7%
Omega Healthcare Investors Inc.	37,367	1,577,634
Welltower Inc.	53,449	9,521,405
Total Health Care REITs		11,099,039
Office REITs — 0.4%
Cousins Properties Inc.	52,030	1,505,748
Highwoods Properties Inc.	48,719	1,550,238
Kilroy Realty Corp.	37,367	1,578,756
Vornado Realty Trust	40,205	1,629,509
Total Office REITs		6,264,251
Retail REITs — 0.5%
Agree Realty Corp.	21,285	1,512,086
NNN REIT Inc.	35,475	1,510,171
Realty Income Corp.	84,667	5,146,907
Total Retail REITs		8,169,164
Specialized REITs — 0.4%
EPR Properties	27,434	1,591,446
Gaming and Leisure Properties Inc.	32,164	1,499,164
VICI Properties Inc.	109,263	3,563,067
Total Specialized REITs		6,653,677

Total Real Estate		33,816,122
Utilities — 1.1%
Electric Utilities — 0.5%
Entergy Corp.	40,678	3,790,783
Evergy Inc.	21,758	1,654,043
NRG Energy Inc.	17,974	2,910,889
Total Electric Utilities		8,355,715
See Notes to Financial Statements.

58
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Gas Utilities — 0.4%
Atmos Energy Corp.		13,717	$2,342,178
National Fuel Gas Co.		17,974	1,660,258
UGI Corp.		44,935	1,494,538
Total Gas Utilities			5,496,974
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.		17,974	3,521,466

Total Utilities			17,374,155
Total Investments before Short-Term Investments (Cost — $1,227,478,249)			1,617,031,129
	Rate
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $918,579)	4.032%	918,579	918,579 (a)(b)(c)
Total Investments — 99.9% (Cost — $1,228,396,828)			1,617,949,708
Other Assets in Excess of Liabilities — 0.1%			816,498
Total Net Assets — 100.0%			$1,618,766,206

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $918,579 and the cost was $918,579 (Note 6).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	3	12/25	$1,000,146	$1,010,812	$10,666
See Notes to Financial Statements.

59
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 3.2%
Entertainment — 1.3%
Electronic Arts Inc.	115,812	$23,359,280
Interactive Media & Services — 0.4%
Pinterest Inc., Class A Shares	191,576	6,163,000 *
Media — 1.4%
Fox Corp., Class A Shares	127,512	8,040,906
Fox Corp., Class B Shares	61,600	3,529,064
Nexstar Media Group Inc.	8,624	1,705,310
Omnicom Group Inc.	143,528	11,701,838
Total Media		24,977,118
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA	33,264	1,614,635

Total Communication Services		56,114,033
Consumer Discretionary — 19.2%
Automobile Components — 0.1%
Lear Corp.	16,016	1,611,370
Broadline Retail — 1.6%
Dillard’s Inc., Class A Shares	1,848	1,135,559
eBay Inc.	227,920	20,729,324
Etsy Inc.	32,648	2,167,501 *
Macy’s Inc.	225,456	4,042,426
Total Broadline Retail		28,074,810
Distributors — 1.5%
Genuine Parts Co.	94,864	13,148,150
LKQ Corp.	179,256	5,474,478
Pool Corp.	22,792	7,067,116
Total Distributors		25,689,744
Diversified Consumer Services — 0.7%
Duolingo Inc.	11,088	3,568,562 *
Grand Canyon Education Inc.	17,868	3,922,384 *
H&R Block Inc.	97,944	4,953,028
Total Diversified Consumer Services		12,443,974
Hotels, Restaurants & Leisure — 3.2%
Darden Restaurants Inc.	34,496	6,566,659
Expedia Group Inc.	77,004	16,459,605
Texas Roadhouse Inc.	57,288	9,518,401
Wendy’s Co.	112,728	1,032,588
Wingstop Inc.	17,248	4,340,977
Yum! Brands Inc.	115,808	17,602,816
Total Hotels, Restaurants & Leisure		55,521,046
Household Durables — 3.5%
Garmin Ltd.	81,932	20,173,297
NVR Inc.	1,685	13,538,402 *
PulteGroup Inc.	127,516	16,848,689
Somnigroup International Inc.	126,900	10,701,477
Total Household Durables		61,261,865
See Notes to Financial Statements.

60
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Leisure Products — 0.2%
Hasbro Inc.	40,660	$3,084,061
YETI Holdings Inc.	24,024	797,116 *
Total Leisure Products		3,881,177
Specialty Retail — 5.5%
AutoNation Inc.	17,868	3,908,982 *
Bath & Body Works Inc.	146,608	3,776,622
Best Buy Co. Inc.	174,944	13,229,265
Dick’s Sporting Goods Inc.	40,044	8,898,578
Gap Inc.	129,976	2,780,187
Murphy USA Inc.	13,552	5,261,699
Tractor Supply Co.	344,348	19,583,071
Ulta Beauty Inc.	35,332	19,317,771 *
Williams-Sonoma Inc.	97,948	19,143,937
Total Specialty Retail		95,900,112
Textiles, Apparel & Luxury Goods — 2.9%
Columbia Sportswear Co.	20,328	1,063,154
Crocs Inc.	40,656	3,396,809 *
Deckers Outdoor Corp.	104,104	10,553,023 *
Lululemon Athletica Inc.	35,728	6,357,083 *
Ralph Lauren Corp.	30,184	9,464,495
Tapestry Inc.	168,788	19,110,177
Total Textiles, Apparel & Luxury Goods		49,944,741

Total Consumer Discretionary		334,328,839
Consumer Staples — 9.0%
Beverages — 0.2%
Brown-Forman Corp., Class A Shares	12,936	348,108
Coca-Cola Consolidated Inc.	33,264	3,897,210
Total Beverages		4,245,318
Consumer Staples Distribution & Retail — 4.7%
Albertsons Cos. Inc., Class A Shares	378,224	6,622,702
BJ’s Wholesale Club Holdings Inc.	98,560	9,190,720 *
Casey’s General Stores Inc.	22,796	12,887,035
Dollar General Corp.	136,756	14,133,733
Kroger Co.	244,552	16,485,250
Sprouts Farmers Market Inc.	34,496	3,753,165 *
Sysco Corp.	228,536	18,817,654
Total Consumer Staples Distribution & Retail		81,890,259
Food Products — 2.8%
Flowers Foods Inc.	152,768	1,993,622
General Mills Inc.	263,040	13,262,477
Hershey Co.	94,248	17,629,088
Ingredion Inc.	28,952	3,535,329
Kellanova	149,072	12,226,885
Pilgrim’s Pride Corp.	12,936	526,754
Total Food Products		49,174,155
Household Products — 0.6%
Clorox Co.	83,160	10,253,628
See Notes to Financial Statements.

61
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Personal Care Products — 0.7%
BellRing Brands Inc.	58,520	$2,127,202 *
Kenvue Inc.	585,816	9,507,794
Total Personal Care Products		11,634,996

Total Consumer Staples		157,198,356
Energy — 4.1%
Oil, Gas & Consumable Fuels — 4.1%
Antero Midstream Corp.	264,264	5,137,292
APA Corp.	242,088	5,877,897
Cheniere Energy Inc.	70,224	16,501,235
Devon Energy Corp.	403,480	14,146,009
DT Midstream Inc.	58,520	6,616,271
Ovintiv Inc.	174,944	7,064,239
Permian Resources Corp.	192,192	2,460,058
Texas Pacific Land Corp.	12,247	11,434,289
Viper Energy Inc., Class A Shares	60,988	2,330,961

Total Energy		71,568,251
Financials — 14.4%
Banks — 0.6%
Columbia Banking System Inc.	131,208	3,377,294
Commerce Bancshares Inc.	59,136	3,533,967
Prosperity Bancshares Inc.	60,984	4,046,289
Total Banks		10,957,550
Capital Markets — 3.2%
Affiliated Managers Group Inc.	20,944	4,993,678
FactSet Research Systems Inc.	16,020	4,589,570
Invesco Ltd.	220,528	5,058,912
Janus Henderson Group PLC	82,544	3,674,033
MSCI Inc.	29,568	16,777,179
SEI Investments Co.	85,008	7,212,929
T. Rowe Price Group Inc.	124,436	12,772,111
Total Capital Markets		55,078,412
Consumer Finance — 1.8%
Ally Financial Inc.	168,788	6,616,490
OneMain Holdings Inc.	72,072	4,069,185
Synchrony Financial	275,972	19,607,810
Total Consumer Finance		30,293,485
Financial Services — 0.5%
MGIC Investment Corp.	230,384	6,535,994
Western Union Co.	318,472	2,544,592
Total Financial Services		9,080,586
Insurance — 8.3%
Allstate Corp.	79,464	17,056,948
Arch Capital Group Ltd.	175,560	15,928,559
Cincinnati Financial Corp.	110,268	17,433,371
CNA Financial Corp.	14,784	686,865
Everest Group Ltd.	33,880	11,865,792
Globe Life Inc.	69,608	9,951,856
See Notes to Financial Statements.

62
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Hartford Insurance Group Inc.	128,132	$17,091,527
Kinsale Capital Group Inc.	17,248	7,334,884
Markel Group Inc.	3,965	7,578,542 *
Old Republic International Corp.	154,616	6,566,542
Principal Financial Group Inc.	64,680	5,362,619
Prudential Financial Inc.	109,036	11,311,395
Unum Group	114,576	8,911,721
WR Berkley Corp.	96,096	7,362,875
Total Insurance		144,443,496

Total Financials		249,853,529
Health Care — 13.2%
Biotechnology — 3.7%
Alnylam Pharmaceuticals Inc.	41,276	18,821,856 *
Exelixis Inc.	152,772	6,309,483 *
Halozyme Therapeutics Inc.	43,120	3,162,421 *
Incyte Corp.	136,140	11,546,033 *
Neurocrine Biosciences Inc.	81,316	11,415,140 *
United Therapeutics Corp.	32,032	13,428,135 *
Total Biotechnology		64,683,068
Health Care Equipment & Supplies — 2.8%
IDEXX Laboratories Inc.	32,648	20,858,481 *
Inspire Medical Systems Inc.	16,016	1,188,387 *
ResMed Inc.	67,764	18,549,040
STERIS PLC	32,032	7,925,998
Total Health Care Equipment & Supplies		48,521,906
Health Care Providers & Services — 3.6%
Acadia Healthcare Co. Inc.	62,832	1,555,720 *
Cencora Inc.	57,288	17,904,219
Chemed Corp.	9,240	4,137,117
Encompass Health Corp.	91,784	11,658,404
Molina Healthcare Inc.	16,016	3,064,822 *
Tenet Healthcare Corp.	68,992	14,008,136 *
Universal Health Services Inc., Class B Shares	48,048	9,822,933
Total Health Care Providers & Services		62,151,351
Life Sciences Tools & Services — 1.8%
Mettler-Toledo International Inc.	14,276	17,525,360 *
Waters Corp.	46,200	13,851,222 *
Total Life Sciences Tools & Services		31,376,582
Pharmaceuticals — 1.3%
Corcept Therapeutics Inc.	27,720	2,303,809 *
Organon & Co.	221,156	2,361,946
Royalty Pharma PLC, Class A Shares	297,532	10,496,929
Viatris Inc.	762,624	7,549,978
Total Pharmaceuticals		22,712,662

Total Health Care		229,445,569
See Notes to Financial Statements.

63
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrials — 19.7%
Aerospace & Defense — 0.6%
HEICO Corp.	12,936	$4,176,000
HEICO Corp., Class A Shares	22,792	5,791,219
Total Aerospace & Defense		9,967,219
Air Freight & Logistics — 1.3%
CH Robinson Worldwide Inc.	82,548	10,929,355
Expeditors International of Washington Inc.	97,328	11,931,440
Total Air Freight & Logistics		22,860,795
Building Products — 1.6%
Allegion PLC	59,136	10,487,770
Armstrong World Industries Inc.	22,176	4,346,718
Lennox International Inc.	24,640	13,043,430
Total Building Products		27,877,918
Commercial Services & Supplies — 1.7%
Rollins Inc.	217,448	12,772,896
Veralto Corp.	152,156	16,221,351
Total Commercial Services & Supplies		28,994,247
Ground Transportation — 1.5%
Knight-Swift Transportation Holdings Inc.	47,440	1,874,355
Old Dominion Freight Line Inc.	104,104	14,655,761
Ryder System Inc.	25,256	4,764,292
Saia Inc.	15,400	4,610,144 *
Schneider National Inc., Class B Shares	34,496	729,935
Total Ground Transportation		26,634,487
Machinery — 3.9%
Allison Transmission Holdings Inc.	70,224	5,960,613
Cummins Inc.	51,744	21,855,113
Donaldson Co. Inc.	79,464	6,504,128
Otis Worldwide Corp.	174,944	15,995,130
Snap-on Inc.	36,960	12,807,749
Toro Co.	67,144	5,116,373
Total Machinery		68,239,106
Passenger Airlines — 2.2%
Delta Air Lines Inc.	344,348	19,541,749
United Airlines Holdings Inc.	196,508	18,963,022 *
Total Passenger Airlines		38,504,771
Professional Services — 3.5%
Booz Allen Hamilton Holding Corp.	117,660	11,760,117
CACI International Inc., Class A Shares	12,320	6,144,970 *
Concentrix Corp.	28,336	1,307,706
Genpact Ltd.	129,360	5,418,890
Leidos Holdings Inc.	68,996	13,037,484
ManpowerGroup Inc.	30,192	1,144,277
Paychex Inc.	105,340	13,352,898
Paycom Software Inc.	33,268	6,924,402
Robert Half Inc.	72,688	2,469,938
Total Professional Services		61,560,682
See Notes to Financial Statements.

64
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 3.4%
Fastenal Co.	403,480	$19,786,659
Ferguson Enterprises Inc.	91,172	20,475,408
MSC Industrial Direct Co. Inc., Class A Shares	36,960	3,405,494
W.W. Grainger Inc.	15,312	14,591,724
Total Trading Companies & Distributors		58,259,285

Total Industrials		342,898,510
Information Technology — 10.8%
Communications Equipment — 0.8%
F5 Inc.	40,656	13,139,613 *
Ubiquiti Inc.	1,232	813,834
Total Communications Equipment		13,953,447
Electronic Equipment, Instruments & Components — 1.1%
Avnet Inc.	49,280	2,576,358
CDW Corp.	77,616	12,362,677
Ingram Micro Holding Corp.	6,160	132,378
Vontier Corp.	109,032	4,576,073
Total Electronic Equipment, Instruments & Components		19,647,486
IT Services — 2.6%
Amdocs Ltd.	75,768	6,216,764
Gartner Inc.	38,192	10,039,531 *
GoDaddy Inc., Class A Shares	91,784	12,558,805 *
VeriSign Inc.	60,988	17,050,415
Total IT Services		45,865,515
Semiconductors & Semiconductor Equipment — 1.0%
Cirrus Logic Inc.	34,496	4,322,004 *
Monolithic Power Systems Inc.	14,168	13,043,628
Total Semiconductors & Semiconductor Equipment		17,365,632
Software — 3.3%
Appfolio Inc., Class A Shares	12,936	3,565,938 *
DocuSign Inc.	109,032	7,860,117 *
Dolby Laboratories Inc., Class A Shares	43,120	3,120,594
Dropbox Inc., Class A Shares	112,732	3,405,634 *
Fair Isaac Corp.	9,646	14,435,528 *
Manhattan Associates Inc.	53,592	10,985,288 *
Nutanix Inc., Class A Shares	118,272	8,798,254 *
Pegasystems Inc.	42,508	2,444,210
RingCentral Inc., Class A Shares	26,488	750,670 *
Teradata Corp.	52,984	1,139,686 *
Total Software		56,505,919
Technology Hardware, Storage & Peripherals — 2.0%
HP Inc.	567,952	15,465,333
NetApp Inc.	158,928	18,826,611
Total Technology Hardware, Storage & Peripherals		34,291,944

Total Information Technology		187,629,943
Materials — 1.4%
Chemicals — 0.7%
NewMarket Corp.	3,994	3,307,871
See Notes to Financial Statements.

65
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
RPM International Inc.	78,848	$9,294,602
Total Chemicals		12,602,473
Containers & Packaging — 0.7%
Avery Dennison Corp.	52,364	8,491,870
Sealed Air Corp.	99,792	3,527,647
Total Containers & Packaging		12,019,517

Total Materials		24,621,990
Real Estate — 3.5%
Diversified REITs — 0.5%
WP Carey Inc.	124,432	8,407,870
Health Care REITs — 0.4%
Omega Healthcare Investors Inc.	152,768	6,449,865
Industrial REITs — 0.4%
EastGroup Properties Inc.	16,016	2,710,868
STAG Industrial Inc.	114,576	4,043,387
Total Industrial REITs		6,754,255
Office REITs — 0.5%
Cousins Properties Inc.	90,552	2,620,575
Highwoods Properties Inc.	81,316	2,587,475
Kilroy Realty Corp.	76,384	3,227,224
Total Office REITs		8,435,274
Residential REITs — 1.1%
American Homes 4 Rent, Class A Shares	99,792	3,318,084
Camden Property Trust	70,840	7,564,295
Equity LifeStyle Properties Inc.	128,136	7,777,855
Total Residential REITs		18,660,234
Retail REITs — 0.3%
NNN REIT Inc.	131,208	5,585,525
Specialized REITs — 0.3%
Lamar Advertising Co., Class A Shares	48,664	5,957,447

Total Real Estate		60,250,470
Utilities — 1.4%
Gas Utilities — 0.3%
National Fuel Gas Co.	59,752	5,519,292
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	212,520	2,796,763
Water Utilities — 0.9%
American Water Works Co. Inc.	116,428	16,205,614

Total Utilities		24,521,669
Total Investments before Short-Term Investments (Cost — $1,631,087,183)		1,738,431,159
See Notes to Financial Statements.

66
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $814,338)	4.032%	814,338	$814,338 (a)(b)(c)
Total Investments — 99.9% (Cost — $1,631,901,521)			1,739,245,497
Other Assets in Excess of Liabilities — 0.1%			1,349,848
Total Net Assets — 100.0%			$1,740,595,345

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $814,338 and the cost was $814,338 (Note 6).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P MidCap 400 Index	6	12/25	$1,978,538	$1,971,720	$(6,818)
See Notes to Financial Statements.

67
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 3.0%
Diversified Telecommunication Services — 0.1%
IDT Corp., Class B Shares	1,760	$92,066
Entertainment — 0.4%
Cinemark Holdings Inc.	7,968	223,263
Playstudios Inc.	8,736	8,409 *
Playtika Holding Corp.	3,328	12,946
Total Entertainment		244,618
Interactive Media & Services — 0.9%
Arena Group Holdings Inc.	608	3,326 *
Cargurus Inc.	7,904	294,266 *
EverQuote Inc., Class A Shares	2,464	56,352 *
Shutterstock Inc.	2,592	54,043
Travelzoo	352	3,460 *
Yelp Inc.	6,976	217,651 *
ZipRecruiter Inc., Class A Shares	7,296	30,789 *
Total Interactive Media & Services		659,887
Media — 1.0%
AMC Networks Inc., Class A Shares	3,008	24,786 *
Cable One Inc.	256	45,325
Gambling.com Group Ltd.	1,696	13,873 *
Ibotta Inc., Class A Shares	1,024	28,518 *
John Wiley & Sons Inc., Class A Shares	4,448	180,010
Scholastic Corp.	2,336	63,960
TEGNA Inc.	16,320	331,786
Total Media		688,258
Wireless Telecommunication Services — 0.6%
Spok Holdings Inc.	1,888	32,568
Telephone and Data Systems Inc.	9,888	388,005
Total Wireless Telecommunication Services		420,573

Total Communication Services		2,105,402
Consumer Discretionary — 16.5%
Automobile Components — 1.5%
Dorman Products Inc.	2,208	344,183 *
LCI Industries	2,240	208,656
Patrick Industries Inc.	2,848	294,569
Standard Motor Products Inc.	2,304	94,049
XPEL Inc.	2,240	74,077 *
Total Automobile Components		1,015,534
Broadline Retail — 0.0%††
Savers Value Village Inc.	1,856	24,592 *
Distributors — 0.0%††
Weyco Group Inc.	640	19,258
Diversified Consumer Services — 3.8%
Adtalem Global Education Inc.	3,744	578,261 *
American Public Education Inc.	1,280	50,522 *
Frontdoor Inc.	7,456	501,714 *
See Notes to Financial Statements.

68
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Diversified Consumer Services — continued
Laureate Education Inc.	5,952	$187,726 *
Lincoln Educational Services Corp.	3,168	74,448 *
Mister Car Wash Inc.	4,736	25,243 *
Perdoceo Education Corp.	8,032	302,485
Strategic Education Inc.	2,208	189,910
Stride Inc.	4,352	648,187 *
Universal Technical Institute Inc.	4,352	141,657 *
Total Diversified Consumer Services		2,700,153
Hotels, Restaurants & Leisure — 1.8%
Bloomin’ Brands Inc.	10,848	77,780
Cheesecake Factory Inc.	6,304	344,451
Cracker Barrel Old Country Store Inc.	2,816	124,073
Jack in the Box Inc.	1,792	35,428
Monarch Casino & Resort Inc.	1,472	155,796
Nathan’s Famous Inc.	288	31,893
Papa John’s International Inc.	3,360	161,784
Portillo’s Inc., Class A Shares	5,568	35,914 *
Potbelly Corp.	2,592	44,168 *
Rush Street Interactive Inc.	4,224	86,507 *
Super Group SGHC Ltd.	9,152	120,806
Target Hospitality Corp.	2,816	23,880 *
Total Hotels, Restaurants & Leisure		1,242,480
Household Durables — 1.5%
Bassett Furniture Industries Inc.	448	7,007
Cricut Inc., Class A Shares	3,424	21,537
Ethan Allen Interiors Inc.	2,656	78,246
Flexsteel Industries Inc.	352	16,315
Hamilton Beach Brands Holding Co., Class A Shares	672	9,657
Helen of Troy Ltd.	2,016	50,803 *
Installed Building Products Inc.	2,240	552,518
La-Z-Boy Inc.	4,416	151,557
Lovesac Co.	1,280	21,670 *
Sonos Inc.	10,912	172,410 *
Total Household Durables		1,081,720
Leisure Products — 0.6%
Acushnet Holdings Corp.	3,328	261,215
Escalade Inc.	902	11,338
JAKKS Pacific Inc.	832	15,583
Marine Products Corp.	896	7,948
Smith & Wesson Brands Inc.	4,064	39,949
Sturm Ruger & Co. Inc.	1,536	66,770
Total Leisure Products		402,803
Specialty Retail — 5.3%
Abercrombie & Fitch Co., Class A Shares	5,312	454,442 *
Academy Sports & Outdoors Inc.	6,624	331,333
American Eagle Outfitters Inc.	16,832	287,996
BARK Inc.	7,680	6,381 *
See Notes to Financial Statements.

69
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Buckle Inc.	3,680	$215,869
Build-A-Bear Workshop Inc.	1,536	100,163
Caleres Inc.	3,552	46,318
Designer Brands Inc., Class A Shares	3,200	11,328
Envela Corp.	352	2,749 *
Genesco Inc.	1,056	30,613 *
Group 1 Automotive Inc.	1,216	532,012
Haverty Furniture Cos. Inc.	1,632	35,790
J Jill Inc.	704	12,074
Monro Inc.	3,008	54,054
ODP Corp.	3,200	89,120 *
RealReal Inc.	7,840	83,339 *
Revolve Group Inc.	4,448	94,742 *
Sally Beauty Holdings Inc.	12,672	206,300 *
Shoe Carnival Inc.	1,632	33,929
Signet Jewelers Ltd.	4,032	386,749
Sleep Number Corp.	1,824	12,804 *
Sonic Automotive Inc., Class A Shares	1,472	112,004
Tile Shop Holdings Inc.	3,104	18,779 *
Torrid Holdings Inc.	1,952	3,416 *
Upbound Group Inc.	5,888	139,133
Urban Outfitters Inc.	3,040	217,147 *
Victoria’s Secret & Co.	4,832	131,141 *
Winmark Corp.	160	79,643
Total Specialty Retail		3,729,368
Textiles, Apparel & Luxury Goods — 2.0%
Carter’s Inc.	1,984	55,989
Ermenegildo Zegna NV	2,880	27,216
Figs Inc., Class A Shares	11,744	78,567 *
G-III Apparel Group Ltd.	3,968	105,589 *
Kontoor Brands Inc.	6,560	523,291
Movado Group Inc.	1,696	32,173
Oxford Industries Inc.	1,664	67,459
Rocky Brands Inc.	736	21,925
Steven Madden Ltd.	7,808	261,412
Superior Group of Cos. Inc.	1,024	10,977
Wolverine World Wide Inc.	7,744	212,495
Total Textiles, Apparel & Luxury Goods		1,397,093

Total Consumer Discretionary		11,613,001
Consumer Staples — 5.8%
Beverages — 0.4%
National Beverage Corp.	2,592	95,697 *
Vita Coco Co. Inc.	3,360	142,699 *
Zevia PBC, Class A Shares	1,568	4,265 *
Total Beverages		242,661
Consumer Staples Distribution & Retail — 1.5%
Chefs’ Warehouse Inc.	1,856	108,260 *
See Notes to Financial Statements.

70
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — continued
Grocery Outlet Holding Corp.	4,800	$77,040 *
Ingles Markets Inc., Class A Shares	1,504	104,618
Natural Grocers by Vitamin Cottage Inc.	1,184	47,360
PriceSmart Inc.	2,784	337,393
United Natural Foods Inc.	5,952	223,914 *
Village Super Market Inc., Class A Shares	1,152	43,039
Weis Markets Inc.	1,888	135,691
Total Consumer Staples Distribution & Retail		1,077,315
Food Products — 1.8%
Cal-Maine Foods Inc.	4,896	460,714
Fresh Del Monte Produce Inc.	2,368	82,217
J & J Snack Foods Corp.	1,376	132,220
John B Sanfilippo & Son Inc.	896	57,595
Lifeway Foods Inc.	384	10,660 *
Mama’s Creations Inc.	2,816	29,596 *
Marzetti Co.	1,888	326,227
Tootsie Roll Industries Inc.	896	37,560
Vital Farms Inc.	3,040	125,096 *
Total Food Products		1,261,885
Household Products — 1.0%
Central Garden & Pet Co.	992	32,389 *
Central Garden & Pet Co., Class A Shares	5,536	163,478 *
Energizer Holdings Inc.	6,912	172,040
Oil-Dri Corp. of America	928	56,645
WD-40 Co.	1,536	303,514
Total Household Products		728,066
Personal Care Products — 0.7%
Edgewell Personal Care Co.	4,320	87,955
FitLife Brands Inc.	192	3,819 *
Herbalife Ltd.	5,408	45,644 *
Interparfums Inc.	2,272	223,519
Lifevantage Corp.	544	5,293
Medifast Inc.	1,024	13,998 *
Nature’s Sunshine Products Inc.	1,504	23,342 *
Nu Skin Enterprises Inc., Class A Shares	5,824	70,995
USANA Health Sciences Inc.	1,248	34,382 *
Total Personal Care Products		508,947
Tobacco — 0.4%
Turning Point Brands Inc.	1,536	151,849
Universal Corp.	2,592	144,815
Total Tobacco		296,664

Total Consumer Staples		4,115,538
Energy — 3.2%
Energy Equipment & Services — 0.8%
Archrock Inc.	13,376	351,923
Atlas Energy Solutions Inc.	5,568	63,308 (a)
See Notes to Financial Statements.

71
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy Equipment & Services — continued
Kodiak Gas Services Inc.	3,808	$140,782
Total Energy Equipment & Services		556,013
Oil, Gas & Consumable Fuels — 2.4%
Ardmore Shipping Corp.	3,424	40,643
California Resources Corp.	6,336	336,949
Evolution Petroleum Corp.	2,659	12,816
FLEX LNG Ltd.	1,472	37,094
International Seaways Inc.	3,808	175,473
Magnolia Oil & Gas Corp., Class A Shares	15,776	376,573
Nordic American Tankers Ltd.	9,536	29,943
Northern Oil & Gas Inc.	8,896	220,621
PrimeEnergy Resources Corp.	32	5,345 *
Riley Exploration Permian Inc.	1,152	31,231
Scorpio Tankers Inc.	3,968	222,406
SFL Corp. Ltd.	11,712	88,191
Teekay Tankers Ltd., Class A Shares	2,080	105,144
Total Oil, Gas & Consumable Fuels		1,682,429

Total Energy		2,238,442
Financials — 13.7%
Banks — 3.7%
Bank First Corp.	416	50,465
Bank of Marin Bancorp	1,344	32,632
Bank7 Corp.	352	16,287
Central Pacific Financial Corp.	2,272	68,932
Chemung Financial Corp.	384	20,168
Citizens & Northern Corp.	1,440	28,526
City Holding Co.	1,280	158,554
Eagle Bancorp Inc.	2,817	56,960
First Busey Corp.	4,480	103,712
First Business Financial Services Inc.	768	39,368
First Capital Inc.	160	7,328
First Community Bankshares Inc.	1,376	47,885
First Interstate BancSystem Inc., Class A Shares	4,672	148,897
First United Corp.	288	10,590
Heritage Commerce Corp.	5,024	49,888
Home Bancorp Inc.	608	33,030
Home BancShares Inc.	18,496	523,437
Kearny Financial Corp.	4,320	28,382
Middlefield Banc Corp.	384	11,524
NBT Bancorp Inc.	4,864	203,121
Nicolet Bankshares Inc.	608	81,776
Northeast Community Bancorp Inc.	1,120	23,038
Northwest Bancshares Inc.	11,872	147,094
OceanFirst Financial Corp.	4,864	85,460
Parke Bancorp Inc.	960	20,688
Peoples Bancorp Inc.	3,360	100,766
Preferred Bank	1,184	107,022
See Notes to Financial Statements.

72
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Riverview Bancorp Inc.	928	$4,983
Southern Missouri Bancorp Inc.	800	42,048
Stock Yards Bancorp Inc.	2,240	156,778
Tompkins Financial Corp.	1,280	84,749
TrustCo Bank Corp.	1,824	66,211
United Security Bancshares	672	6,270
Total Banks		2,566,569
Capital Markets — 1.1%
Artisan Partners Asset Management Inc., Class A Shares	5,568	241,651
Donnelley Financial Solutions Inc.	2,432	125,078 *
GCM Grosvenor Inc., Class A Shares	3,776	45,576
PJT Partners Inc., Class A Shares	1,920	341,242
Value Line Inc.	66	2,579
Total Capital Markets		756,126
Consumer Finance — 1.6%
Bread Financial Holdings Inc.	2,560	142,771
Consumer Portfolio Services Inc.	902	6,810 *
Enova International Inc.	2,400	276,216 *
FirstCash Holdings Inc.	3,520	557,639
Medallion Financial Corp.	992	10,019
NerdWallet Inc., Class A Shares	3,584	38,564 *
Regional Management Corp.	1,056	41,142
World Acceptance Corp.	417	70,531 *
Total Consumer Finance		1,143,692
Financial Services — 3.8%
Banco Latinoamericano de Comercio Exterior SA, Class E Shares	2,688	123,567
Cass Information Systems Inc.	1,088	42,791
Enact Holdings Inc.	3,488	133,730
Essent Group Ltd.	11,296	717,974
Flywire Corp.	5,472	74,091 *
International Money Express Inc.	3,680	51,410 *
Jackson Financial Inc., Class A Shares	7,296	738,574
NMI Holdings Inc.	7,488	287,090 *
Pagseguro Digital Ltd., Class A Shares	8,320	83,200
Payoneer Global Inc.	13,792	83,442 *
Remitly Global Inc.	7,648	124,662 *
StoneCo Ltd., Class A Shares	11,072	209,371 *
Total Financial Services		2,669,902
Insurance — 2.5%
Bowhead Specialty Holdings Inc.	992	26,824 *
CNO Financial Group Inc.	9,312	368,290
Donegal Group Inc., Class A Shares	768	14,891
Genworth Financial Inc.	39,008	347,171 *
Goosehead Insurance Inc., Class A Shares	1,536	114,309
Hamilton Insurance Group Ltd., Class B Shares	3,200	79,360 *
Mercury General Corp.	2,528	214,324
Palomar Holdings Inc.	1,312	153,176 *
See Notes to Financial Statements.

73
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Selective Insurance Group Inc.	5,824	$472,152
Total Insurance		1,790,497
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
ACRES Commercial Realty Corp.	288	6,094 *
AG Mortgage Investment Trust Inc.	1,312	9,499
Apollo Commercial Real Estate Finance Inc.	8,320	84,281
Ares Commercial Real Estate Corp.	4,000	18,040
Blackstone Mortgage Trust Inc., Class A Shares	19,680	362,309
Chicago Atlantic Real Estate Finance Inc.	1,472	18,827
Chimera Investment Corp.	3,872	51,188
KKR Real Estate Finance Trust Inc.	6,592	59,328
Lument Finance Trust Inc.	2,400	4,848
Nexpoint Real Estate Finance Inc.	768	10,890
Seven Hills Realty Trust	1,152	11,877
TPG RE Finance Trust Inc.	6,848	58,619
Total Mortgage Real Estate Investment Trusts (REITs)		695,800

Total Financials		9,622,586
Health Care — 9.7%
Biotechnology — 2.7%
ACADIA Pharmaceuticals Inc.	13,856	295,687 *
Alkermes PLC	18,464	553,920 *
Amicus Therapeutics Inc.	13,504	106,411 *
BioCryst Pharmaceuticals Inc.	11,424	86,708 *
Catalyst Pharmaceuticals Inc.	12,224	240,813 *
Fennec Pharmaceuticals Inc.	2,112	19,768 *
MiMedx Group Inc.	13,600	94,928 *
Myriad Genetics Inc.	4,320	31,234 *
Organogenesis Holdings Inc.	7,552	31,869 *
Protagonist Therapeutics Inc.	3,232	214,702 *
Protalix BioTherapeutics Inc.	3,264	7,246 *
Puma Biotechnology Inc.	4,096	21,750 *
Rigel Pharmaceuticals Inc.	1,664	47,141 *
Vanda Pharmaceuticals Inc.	5,632	28,104 *
Vericel Corp.	4,096	128,901 *
Total Biotechnology		1,909,182
Health Care Equipment & Supplies — 2.5%
Artivion Inc.	3,488	147,682 *
AtriCure Inc.	5,088	179,352 *
Axogen Inc.	4,320	77,069 *
CONMED Corp.	3,136	147,486
Electromed Inc.	416	10,213 *
Embecta Corp.	6,528	92,110
iRadimed Corp.	960	68,313
Lantheus Holdings Inc.	4,864	249,474 *
LeMaitre Vascular Inc.	1,952	170,819
LENSAR Inc.	448	5,533 *
Merit Medical Systems Inc.	5,280	439,454 *
See Notes to Financial Statements.

74
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Pro-Dex Inc.	96	$3,250 *
SANUWAVE Health Inc.	320	11,994 *
Semler Scientific Inc.	640	19,200 *
Surmodics Inc.	1,152	34,433 *
Tactile Systems Technology Inc.	2,464	34,102 *
Treace Medical Concepts Inc.	4,480	30,061 *
Total Health Care Equipment & Supplies		1,720,545
Health Care Providers & Services — 2.9%
Ardent Health Inc.	1,504	19,928 *
Community Health Systems Inc.	13,088	42,013 *
Concentra Group Holdings Parent Inc.	8,352	174,807
CorVel Corp.	2,784	215,537 *
Cross Country Healthcare Inc.	3,072	43,622 *
Hims & Hers Health Inc.	11,584	657,045 *
LifeStance Health Group Inc.	6,976	38,368 *
National HealthCare Corp.	1,216	147,756
National Research Corp.	1,664	21,266
Option Care Health Inc.	13,952	387,308 *
Pediatrix Medical Group Inc.	9,408	157,584 *
Performant Healthcare Inc.	8,000	61,840 *
Progyny Inc.	3,200	68,864 *
SBC Medical Group Holdings Inc.	160	694 *
Sonida Senior Living Inc.	384	10,645 *
Viemed Healthcare Inc.	3,680	24,987 *
Total Health Care Providers & Services		2,072,264
Health Care Technology — 0.1%
HealthStream Inc.	1,568	44,280
TruBridge Inc.	480	9,682 *
Total Health Care Technology		53,962
Life Sciences Tools & Services — 0.1%
Niagen Bioscience Inc.	5,120	47,770 *
Pharmaceuticals — 1.4%
Collegium Pharmaceutical Inc.	2,688	94,053 *
Harmony Biosciences Holdings Inc.	3,936	108,476 *
Indivior PLC	7,520	181,307 *
Innoviva Inc.	5,632	102,784 *
Pacira BioSciences Inc.	2,144	55,251 *
Phibro Animal Health Corp., Class A Shares	2,176	88,041
Prestige Consumer Healthcare Inc.	5,408	337,459 *
SIGA Technologies Inc.	4,832	44,213
Total Pharmaceuticals		1,011,584

Total Health Care		6,815,307
Industrials — 19.5%
Aerospace & Defense — 1.0%
Byrna Technologies Inc.	992	21,983 *
Cadre Holdings Inc.	1,408	51,406
Moog Inc., Class A Shares	2,656	551,571
See Notes to Financial Statements.

75
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Aerospace & Defense — continued
National Presto Industries Inc.	485	$54,393
Total Aerospace & Defense		679,353
Air Freight & Logistics — 0.2%
Hub Group Inc., Class A Shares	2,784	95,881
Radiant Logistics Inc.	3,168	18,691 *
Total Air Freight & Logistics		114,572
Building Products — 1.7%
Apogee Enterprises Inc.	1,920	83,655
CSW Industrials Inc.	1,536	372,864
Griffon Corp.	2,848	216,875
Resideo Technologies Inc.	13,024	562,376 *
Total Building Products		1,235,770
Commercial Services & Supplies — 2.5%
Acme United Corp.	160	6,589
BrightView Holdings Inc.	4,672	62,605 *
Brink’s Co.	4,288	501,096
Cimpress PLC	1,856	117,002 *
CompX International Inc.	192	4,493
Deluxe Corp.	4,704	91,069
Ennis Inc.	2,944	53,816
HNI Corp.	4,928	230,877
Interface Inc.	4,864	140,764
Liquidity Services Inc.	2,304	63,199 *
MillerKnoll Inc.	6,592	116,942
NL Industries Inc.	776	4,772
Steelcase Inc., Class A Shares	9,024	155,213
UniFirst Corp.	1,376	230,054
Virco Mfg. Corp.	960	7,440
Total Commercial Services & Supplies		1,785,931
Construction & Engineering — 1.3%
Bowman Consulting Group Ltd.	1,152	48,799 *
IES Holdings Inc.	768	305,395 *
Primoris Services Corp.	3,968	544,925
Total Construction & Engineering		899,119
Diversified Consumer Services — 0.1%
Matthews International Corp., Class A Shares	2,752	66,819
Electrical Equipment — 0.2%
Allient Inc.	1,440	64,440
LSI Industries Inc.	2,432	57,419
Preformed Line Products Co.	224	43,938
Total Electrical Equipment		165,797
Ground Transportation — 0.4%
Covenant Logistics Group Inc.	1,792	38,815
Heartland Express Inc.	5,472	45,855
PAMT Corp.	672	7,661 *
Werner Enterprises Inc.	7,232	190,346
Total Ground Transportation		282,677
See Notes to Financial Statements.

76
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — 6.7%
Alamo Group Inc.	928	$177,155
Atmus Filtration Technologies Inc.	6,592	297,233
Blue Bird Corp.	1,568	90,238 *
Douglas Dynamics Inc.	1,120	35,011
Enerpac Tool Group Corp.	4,320	177,120
ESCO Technologies Inc.	2,688	567,464
Federal Signal Corp.	4,448	529,267
Franklin Electric Co. Inc.	4,448	423,450
Gorman-Rupp Co.	1,856	86,137
Hillenbrand Inc.	6,272	169,595
Hyster-Yale Inc.	992	36,565
Kadant Inc.	1,120	333,290
Luxfer Holdings PLC	2,464	34,250
Mueller Water Products Inc., Class A Shares	14,176	361,772
Omega Flex Inc.	416	12,973
REV Group Inc.	4,096	232,120
Standex International Corp.	1,056	223,766
Tennant Co.	1,888	153,041
Watts Water Technologies Inc., Class A Shares	2,688	750,705
Total Machinery		4,691,152
Marine Transportation — 0.1%
Costamare Inc.	4,352	51,833
Safe Bulkers Inc.	5,728	25,432
Total Marine Transportation		77,265
Professional Services — 4.1%
Barrett Business Services Inc.	2,592	114,877
CRA International Inc.	640	133,459
CSG Systems International Inc.	3,392	218,377
Exponent Inc.	5,248	364,631
Forrester Research Inc.	960	10,176 *
Franklin Covey Co.	1,184	22,981 *
Heidrick & Struggles International Inc.	2,368	117,855
Huron Consulting Group Inc.	1,600	234,832 *
IBEX Holdings Ltd.	928	37,603 *
ICF International Inc.	1,856	172,237
Innodata Inc.	2,176	167,704 *
Insperity Inc.	3,584	176,333
Kelly Services Inc., Class A Shares	2,976	39,045
Kforce Inc.	2,240	67,155
Korn Ferry	5,920	414,282
Legalzoom.com Inc.	14,112	146,483 *
Mistras Group Inc.	2,144	21,097 *
RCM Technologies Inc.	256	6,797 *
Resources Connection Inc.	3,776	19,069
Upwork Inc.	11,360	210,955 *
WNS Holdings Ltd.	2,144	163,523 *
Total Professional Services		2,859,471
See Notes to Financial Statements.

77
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 1.2%
DXP Enterprises Inc.	1,312	$156,220 *
Global Industrial Co.	1,760	64,539
Karat Packaging Inc.	736	18,555
McGrath RentCorp.	2,304	270,259
Rush Enterprises Inc., Class A Shares	5,632	301,143
Rush Enterprises Inc., Class B Shares	832	47,773
Total Trading Companies & Distributors		858,489

Total Industrials		13,716,415
Information Technology — 15.8%
Communications Equipment — 1.0%
Aviat Networks Inc.	1,152	26,415 *
BK Technologies Corp.	160	13,517 *
Calix Inc.	5,440	333,853 *
Harmonic Inc.	11,040	112,387 *
Viavi Solutions Inc.	15,712	199,385 *
Total Communications Equipment		685,557
Electronic Equipment, Instruments & Components — 3.0%
Badger Meter Inc.	2,656	474,309
Belden Inc.	3,520	423,350
Climb Global Solutions Inc.	352	47,464
ePlus Inc.	2,560	181,786
Frequency Electronics Inc.	320	10,851 *
M-Tron Industries Inc.	128	7,101 *
Napco Security Technologies Inc.	3,360	144,312
OSI Systems Inc.	1,600	398,784 *
PC Connection Inc.	1,056	65,461
Plexus Corp.	2,368	342,626 *
Richardson Electronics Ltd.	1,152	11,278
Vishay Precision Group Inc.	1,056	33,845 *
Total Electronic Equipment, Instruments & Components		2,141,167
IT Services — 0.1%
Crexendo Inc.	640	4,160 *
Hackett Group Inc.	2,656	50,491
Information Services Group Inc.	3,936	22,632
Total IT Services		77,283
Semiconductors & Semiconductor Equipment — 2.0%
Axcelis Technologies Inc.	3,168	309,323 *
NVE Corp.	480	31,330
Rambus Inc.	10,496	1,093,683 *
Total Semiconductors & Semiconductor Equipment		1,434,336
Software — 9.5%
A10 Networks Inc.	8,896	161,462
ACI Worldwide Inc.	9,344	493,083 *
Agilysys Inc.	2,176	229,024 *
Appian Corp., Class A Shares	1,856	56,738 *
Asana Inc., Class A Shares	4,352	58,143 *
AvePoint Inc.	10,240	153,702 *
See Notes to Financial Statements.

78
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
BlackLine Inc.	3,936	$209,002 *
Box Inc., Class A Shares	15,264	492,569 *
Clear Secure Inc., Class A Shares	9,152	305,494
Commvault Systems Inc.	3,584	676,588 *
Consensus Cloud Solutions Inc.	1,856	54,511 *
Daily Journal Corp.	128	59,538 *
Domo Inc., Class B Shares	2,752	43,592 *
eGain Corp.	1,824	15,887 *
InterDigital Inc.	2,720	939,026
LiveRamp Holdings Inc.	3,008	81,637 *
Mitek Systems Inc.	3,872	37,829 *
OneSpan Inc.	4,000	63,560
Ooma Inc.	3,008	36,066 *
Progress Software Corp.	4,224	185,560
Qualys Inc.	4,224	558,962 *
Rapid7 Inc.	3,040	57,000 *
Red Violet Inc.	544	28,424
Rimini Street Inc.	6,208	29,053 *
Sapiens International Corp. NV	3,104	133,472
SEMrush Holdings Inc., Class A Shares	3,488	24,695 *
SoundThinking Inc.	448	5,403 *
Sprinklr Inc., Class A Shares	5,152	39,773 *
SPS Commerce Inc.	3,648	379,903 *
Varonis Systems Inc.	9,792	562,746 *
WM Technology Inc.	8,800	10,208 *
Workiva Inc.	4,640	399,411 *
Yext Inc.	10,304	87,790 *
Total Software		6,669,851
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure Inc., Class A Shares	3,552	73,953 *
CPI Card Group Inc.	512	7,752 *
Immersion Corp.	3,040	22,313
Total Technology Hardware, Storage & Peripherals		104,018

Total Information Technology		11,112,212
Materials — 2.0%
Chemicals — 1.3%
Hawkins Inc.	1,696	309,893
Innospec Inc.	2,272	175,308
Sensient Technologies Corp.	4,352	408,435
Total Chemicals		893,636
Containers & Packaging — 0.3%
Greif Inc., Class A Shares	2,400	143,424
Greif Inc., Class B Shares	480	29,573
Myers Industries Inc.	3,680	62,339
Total Containers & Packaging		235,336
Metals & Mining — 0.2%
Caledonia Mining Corp. PLC	1,472	53,301
See Notes to Financial Statements.

79
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Ryerson Holding Corp.	2,336	$53,401
SunCoke Energy Inc.	7,456	60,841
Total Metals & Mining		167,543
Paper & Forest Products — 0.2%
Sylvamo Corp.	3,168	140,089

Total Materials		1,436,604
Real Estate — 5.3%
Diversified REITs — 1.3%
American Assets Trust Inc.	4,608	93,635
Broadstone Net Lease Inc.	19,040	340,245
Essential Properties Realty Trust Inc.	15,808	470,446
NexPoint Diversified Real Estate Trust	1,568	5,786
One Liberty Properties Inc.	1,312	29,021
Total Diversified REITs		939,133
Health Care REITs — 1.3%
CareTrust REIT Inc.	18,208	631,453
Community Healthcare Trust Inc.	2,784	42,595
LTC Properties Inc.	4,064	149,799
Strawberry Fields REIT Inc.	352	4,330
Universal Health Realty Income Trust	1,344	52,645
Total Health Care REITs		880,822
Industrial REITs — 0.4%
Innovative Industrial Properties Inc.	2,816	150,881
LXP Industrial Trust	14,016	125,583
Total Industrial REITs		276,464
Office REITs — 0.8%
Brandywine Realty Trust	14,624	60,982
COPT Defense Properties	5,504	159,946
NET Lease Office Properties	1,088	32,270
Paramount Group Inc.	16,800	109,872 *
Peakstone Realty Trust	3,200	41,984
Piedmont Realty Trust Inc., Class A Shares	12,384	111,456
Postal Realty Trust Inc., Class A Shares	1,088	17,071
Total Office REITs		533,581
Real Estate Management & Development — 0.4%
Compass Inc., Class A Shares	32,192	258,502 *
RMR Group Inc., Class A Shares	1,824	28,692
Transcontinental Realty Investors Inc.	96	4,428 *
Total Real Estate Management & Development		291,622
Residential REITs — 0.2%
Elme Communities	7,360	124,089
Retail REITs — 0.6%
SITE Centers Corp.	3,520	31,715
Tanger Inc.	11,872	401,749
Total Retail REITs		433,464
See Notes to Financial Statements.

80
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Specialized REITs — 0.3%
	Four Corners Property Trust Inc.	9,952	$242,829

Total Real Estate			3,722,004
Utilities — 5.3%
Electric Utilities — 1.7%
	MGE Energy Inc.	3,232	272,070
	Portland General Electric Co.	7,584	333,696
	TXNM Energy Inc.	10,016	566,405
Total Electric Utilities			1,172,171
Gas Utilities — 1.6%
	Northwest Natural Holding Co.	3,808	171,093
	Southwest Gas Holdings Inc.	6,336	496,362
	Spire Inc.	5,440	443,469
Total Gas Utilities			1,110,924
Multi-Utilities — 1.0%
	Avista Corp.	7,712	291,591
	Northwestern Energy Group Inc.	6,240	365,727
	Unitil Corp.	1,440	68,918
Total Multi-Utilities			726,236
Water Utilities — 1.0%
	American States Water Co.	3,712	272,164
	California Water Service Group	5,600	256,984
	H2O America	3,104	151,165
	York Water Co.	1,568	47,698
Total Water Utilities			728,011

Total Utilities			3,737,342
Total Investments before Short-Term Investments (Cost — $63,775,510)			70,234,853
	Rate
Short-Term Investments — 0.1%
Money Market Funds — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $66,219)	4.032%	66,219	66,219 (b)(c)(d)

Investments from Cash Collateral Received for Loaned Securities — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $18,375)	4.032%	18,375	18,375 (b)(c)(d)

Total Short-Term Investments (Cost — $84,594)			84,594
Total Investments — 99.9% (Cost — $63,860,104)			70,319,447
Other Assets in Excess of Liabilities — 0.1%			36,836
Total Net Assets — 100.0%			$70,356,283

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	A portion or all of the security is on loan at September 30, 2025 (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $84,594 and the cost was $84,594 (Note 6).

(d)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

See Notes to Financial Statements.

81
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Small Cap Multifactor Index ETF
Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Micro E-mini Russell 2000 Index	4	12/25	$48,497	$49,110	$613
See Notes to Financial Statements.

82
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)
September 30, 2025

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin International Dividend Booster Index ETF	Franklin U.S. Core Dividend Tilt Index ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $19,657,182, $1,547,811,100, $24,517,738 and $58,931,414, respectively)	$22,270,498	$1,839,488,062 †	$25,650,433	$73,125,864
Investments in affiliated securities, at value (Cost — $2, $3,884,732, $0 and $72,860, respectively)	2	3,884,732	—	72,860
Foreign currency, at value (Cost — $462,081, $4,238,688, $48,196 and $0, respectively)	462,048	4,255,746	46,499	—
Cash	—	37	—	10,412
Dividends receivable from unaffiliated investments	19,453	7,518,687	139,069	71,640
Deposits with brokers for open futures contracts	1,957	293,362	—	6,278
Receivable from brokers — net variation margin on open futures contracts	602	—	—	381
Dividends receivable from affiliated investments	80	6,093	125	350
Receivable for Fund shares sold	—	14,903,691	—	—
European Union tax reclaims receivable (Note 1)	—	117,678	—	—
Total Assets	22,754,640	1,870,468,088	25,836,126	73,287,785
Liabilities:
Due to broker	319,368	—	—	—
Due to custodian	71,179	—	31,360	—
Payable for securities purchased	16,756	14,913,379	—	—
Accrued foreign capital gains tax	13,051	—	—	—
Investment management fee payable	3,425	133,007	4,252	3,518
Payable to brokers — net variation margin on open futures contracts	—	70,901	—	—
European Union tax reclaim contingent fees payable (Note 1)	—	29,420	—	—
Payable upon return of securities loaned	—	3,552,160	—	—
Total Liabilities	423,779	18,698,867	35,612	3,518
Total Net Assets	$22,330,861	$1,851,769,221	$25,800,514	$73,284,267
Net Assets:
Paid-in capital	$49,879,290	$1,577,575,707	$23,290,340	$59,799,998
Total distributable earnings (loss)	(27,548,429)	274,193,514	2,510,174	13,484,269
Total Net Assets	$22,330,861	$1,851,769,221	$25,800,514	$73,284,267
Shares Outstanding	700,000	49,700,000	800,000	1,400,000
Net Asset Value	$31.90	$37.26	$32.25	$52.35
† Includes securities loaned	—	3,382,079	—	—
See Notes to Financial Statements.

83
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Assets and Liabilities (unaudited) (cont’d)
September 30, 2025

	Franklin U.S. Dividend Booster Index ETF	Franklin U.S. Large Cap Multifactor Index ETF	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $34,061,093, $1,227,478,249, $1,631,087,183 and $63,775,510, respectively)	$35,803,060	$1,617,031,129	$1,738,431,159	$70,234,853 †
Investments in affiliated securities, at value (Cost — $178,805, $918,579, $814,338 and $84,594, respectively)	178,805	918,579	814,338	84,594
Cash	1,128	83,410	38,741	442
Dividends receivable from unaffiliated investments	76,194	862,313	1,600,647	83,204
Deposits with brokers for open futures contracts	10,464	62,782	129,463	3,682
Receivable from brokers — net variation margin on open futures contracts	635	3,808	—	102
Dividends receivable from affiliated investments	598	4,188	6,756	405
Receivable for securities sold	—	—	—	42,116
Receivable from brokers — net variation margin on centrally cleared swap contracts	—	—	2,230	—
Total Assets	36,070,884	1,618,966,209	1,741,023,334	70,449,398
Liabilities:
Investment management fee payable	2,720	200,003	427,989	19,862
Payable for securities purchased	—	—	—	54,878
Payable upon return of securities loaned	—	—	—	18,375
Total Liabilities	2,720	200,003	427,989	93,115
Total Net Assets	$36,068,164	$1,618,766,206	$1,740,595,345	$70,356,283
Net Assets:
Paid-in capital	$33,119,494	$1,235,688,835	$1,629,626,062	$66,554,368
Total distributable earnings (loss)	2,948,670	383,077,371	110,969,283	3,801,915
Total Net Assets	$36,068,164	$1,618,766,206	$1,740,595,345	$70,356,283
Shares Outstanding	1,350,000	23,650,000	30,800,000	1,600,000
Net Asset Value	$26.72	$68.45	$56.51	$43.97
† Includes securities loaned	—	—	—	17,655
See Notes to Financial Statements.

84
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Operations (unaudited)
For the Six Months Ended September 30, 2025

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin International Dividend Booster Index ETF	Franklin U.S. Core Dividend Tilt Index ETF
Investment Income:
Dividends from unaffiliated investments	$473,563	$37,757,144	$1,233,730	$583,296
Dividends from affiliated investments	169	35,078	293	1,219
European Union tax reclaims (Note 1)	—	(3,615)*	—	—
Securities lending income from affiliated investments	—	14,816	—	—
Less: Foreign taxes withheld	(53,710)	(3,638,717)	(94,007)	(246)
Total Investment Income	420,022	34,164,706	1,140,016	584,269
Expenses:
Investment management fee (Note 2)	16,601	705,247	19,438	18,377
European Union tax reclaim contingent fees (Note 1)	—	(904)*	—	—
Total Expenses	16,601	704,343	19,438	18,377
Less: Fee waivers and/or expense reimbursements (Note 2)	(109)	(5,330)	—	(31)
Net Expenses	16,492	699,013	19,438	18,346
Net Investment Income	403,530	33,465,693	1,120,578	565,923
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	451,531 †	7,754,792	1,282,265	93,525
Futures contracts	12,164	1,123,545	9,563	11,460
Foreign currency transactions	(7,213)	375,567	4,607	—
Net Realized Gain	456,482	9,253,904	1,296,435	104,985
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	2,398,696 ‡	208,886,762	1,035,076	11,432,666
Futures contracts	2,135	336,125	—	1,308
Foreign currencies	5,601	236,157	1,546	1,927
Change in Net Unrealized Appreciation (Depreciation)	2,406,432	209,459,044	1,036,622	11,435,901
Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	2,862,914	218,712,948	2,333,057	11,540,886
Increase in Net Assets From Operations	$3,266,444	$252,178,641	$3,453,635	$12,106,809

†	Net of foreign capital gains tax of $45,610.
‡	Net of change in accrued foreign capital gains tax of $(31,232).
*	Reversal of excess European Union tax reclaim and Contingency fees related to the filing of European Union tax reclaims for the period ended September 30, 2025.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Operations (unaudited) (cont’d)
For the Six Months Ended September 30, 2025

	Franklin U.S. Dividend Booster Index ETF	Franklin U.S. Large Cap Multifactor Index ETF	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Investment Income:
Dividends from unaffiliated investments	$878,457	$10,174,908	$14,224,911	$502,760
Dividends from affiliated investments	1,040	49,351	51,518	1,822
Securities lending income from affiliated investments	—	13,340	5,208	897
Less: Foreign taxes withheld	—	—	(3,760)	(388)
Total Investment Income	879,497	10,237,599	14,277,877	505,091
Expenses:
Investment management fee (Note 2)	12,074	1,122,916	2,450,200	89,071
Total Expenses	12,074	1,122,916	2,450,200	89,071
Less: Fee waivers and/or expense reimbursements (Note 2)	—	(3,188)	(5,500)	(336)
Net Expenses	12,074	1,119,728	2,444,700	88,735
Net Investment Income	867,423	9,117,871	11,833,177	416,356
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	1,081,443	120,970,541	28,717,595	40,035
Futures contracts	15,428	322,466	181,588	12,194
Net Realized Gain	1,096,871	121,293,007	28,899,183	52,229
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	1,785,940	165,327,557	85,542,431	5,335,421
Futures contracts	1,764	14,566	(33,678)	613
Change in Net Unrealized Appreciation (Depreciation)	1,787,704	165,342,123	85,508,753	5,336,034
Net Gain on Investments and Futures Contracts	2,884,575	286,635,130	114,407,936	5,388,263
Increase in Net Assets From Operations	$3,751,998	$295,753,001	$126,241,113	$5,804,619
See Notes to Financial Statements.

86
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets
Franklin Emerging Market Core Dividend Tilt Index ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$403,530	$540,580
Net realized gain	456,482	195,251
Change in net unrealized appreciation (depreciation)	2,406,432	601,993
Increase in Net Assets From Operations	3,266,444	1,337,824
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(415,364)	(657,583)
Decrease in Net Assets From Distributions to Shareholders	(415,364)	(657,583)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (200,000 and 0 shares issued, respectively)	5,961,328	—
Increase in Net Assets From Fund Share Transactions	5,961,328	—
Increase in Net Assets	8,812,408	680,241
Net Assets:
Beginning of period	13,518,453	12,838,212
End of period	$22,330,861	$13,518,453
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin International Core Dividend Tilt Index ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$33,465,693	$35,494,570
Net realized gain (loss)	9,253,904	(8,427,390)
Change in net unrealized appreciation (depreciation)	209,459,044	17,711,407
Increase in Net Assets From Operations	252,178,641	44,778,587
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(37,501,494)	(38,523,649)
Decrease in Net Assets From Distributions to Shareholders	(37,501,494)	(38,523,649)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (11,500,000 and 16,200,000 shares issued, respectively)	405,747,565	523,258,748
Cost of shares repurchased (1,100,000 and 800,000 shares repurchased, respectively)	(37,803,503)	(26,564,471)
Increase in Net Assets From Fund Share Transactions	367,944,062	496,694,277
Increase in Net Assets	582,621,209	502,949,215
Net Assets:
Beginning of period	1,269,148,012	766,198,797
End of period	$1,851,769,221	$1,269,148,012
See Notes to Financial Statements.

88
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin International Dividend Booster Index ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31(a)
Operations:
Net investment income	$1,120,578	$62,226
Net realized gain	1,296,435	279,450
Change in net unrealized appreciation (depreciation)	1,036,622	97,475
Increase in Net Assets From Operations	3,453,635	439,151
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(1,065,621)	(5,532)
Decrease in Net Assets From Distributions to Shareholders	(1,065,621)	(5,532)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (900,000 and 300,000 shares issued, respectively)	27,536,117	7,926,353
Cost of shares repurchased (300,000 and 100,000 shares repurchased, respectively)	(9,680,866)	(2,802,723)
Increase in Net Assets From Fund Share Transactions	17,855,251	5,123,630
Increase in Net Assets	20,243,265	5,557,249
Net Assets:
Beginning of period	5,557,249	—
End of period	$25,800,514	$5,557,249

(a)	For the period January 21, 2025 (inception date) through March 31, 2025.
See Notes to Financial Statements.

89
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin U.S. Core Dividend Tilt Index ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$565,923	$926,841
Net realized gain	104,985	8,860,501
Change in net unrealized appreciation (depreciation)	11,435,901	(6,700,708)
Increase in Net Assets From Operations	12,106,809	3,086,634
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(535,028)	(974,631)
Decrease in Net Assets From Distributions to Shareholders	(535,028)	(974,631)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (250,000 and 550,000 shares issued, respectively)	11,489,763	24,873,761
Cost of shares repurchased (0 and 950,000 shares repurchased, respectively)	—	(39,296,808)
Increase (Decrease) in Net Assets From Fund Share Transactions	11,489,763	(14,423,047)
Increase (Decrease) in Net Assets	23,061,544	(12,311,044)
Net Assets:
Beginning of period	50,222,723	62,533,767
End of period	$73,284,267	$50,222,723
See Notes to Financial Statements.

90
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin U.S. Dividend Booster Index ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31(a)
Operations:
Net investment income	$867,423	$11,413
Net realized gain (loss)	1,096,871	(2,230)
Change in net unrealized appreciation (depreciation)	1,787,704	(43,973)
Increase (Decrease) in Net Assets From Operations	3,751,998	(34,790)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(761,280)	(7,258)
Decrease in Net Assets From Distributions to Shareholders	(761,280)	(7,258)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,650,000 and 50,000 shares issued, respectively)	40,955,245	1,277,343
Cost of shares repurchased (350,000 and 0 shares repurchased, respectively)	(9,113,094)	—
Increase in Net Assets From Fund Share Transactions	31,842,151	1,277,343
Increase in Net Assets	34,832,869	1,235,295
Net Assets:
Beginning of period	1,235,295	—
End of period	$36,068,164	$1,235,295

(a)	For the period January 21, 2025 (inception date) through March 31, 2025.
See Notes to Financial Statements.

91
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin U.S. Large Cap Multifactor Index ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$9,117,871	$17,825,338
Net realized gain	121,293,007	105,350,161
Change in net unrealized appreciation (depreciation)	165,342,123	(33,093,150)
Increase in Net Assets From Operations	295,753,001	90,082,349
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(9,588,281)	(17,114,556)
Decrease in Net Assets From Distributions to Shareholders	(9,588,281)	(17,114,556)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (5,100,000 and 7,250,000 shares issued, respectively)	326,143,792	415,707,272
Cost of shares repurchased (6,200,000 and 6,600,000 shares repurchased, respectively)	(390,725,373)	(375,306,585)
Increase (Decrease) in Net Assets From Fund Share Transactions	(64,581,581)	40,400,687
Increase in Net Assets	221,583,139	113,368,480
Net Assets:
Beginning of period	1,397,183,067	1,283,814,587
End of period	$1,618,766,206	$1,397,183,067
See Notes to Financial Statements.

92
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin U.S. Mid Cap Multifactor Index ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$11,833,177	$16,015,205
Net realized gain	28,899,183	35,484,031
Change in net unrealized appreciation (depreciation)	85,508,753	(69,822,862)
Increase (Decrease) in Net Assets From Operations	126,241,113	(18,323,626)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(12,971,973)	(14,786,439)
Decrease in Net Assets From Distributions to Shareholders	(12,971,973)	(14,786,439)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (6,100,000 and 20,900,000 shares issued, respectively)	323,809,466	1,134,557,591
Cost of shares repurchased (3,000,000 and 4,650,000 shares repurchased, respectively)	(163,136,098)	(246,782,343)
Increase in Net Assets From Fund Share Transactions	160,673,368	887,775,248
Increase in Net Assets	273,942,508	854,665,183
Net Assets:
Beginning of period	1,466,652,837	611,987,654
End of period	$1,740,595,345	$1,466,652,837
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin U.S. Small Cap Multifactor Index ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$416,356	$546,293
Net realized gain	52,229	2,925,172
Change in net unrealized appreciation (depreciation)	5,336,034	(4,402,823)
Increase (Decrease) in Net Assets From Operations	5,804,619	(931,358)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(316,636)	(606,537)
Decrease in Net Assets From Distributions to Shareholders	(316,636)	(606,537)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (600,000 and 450,000 shares issued, respectively)	25,667,599	18,229,373
Cost of shares repurchased (100,000 and 250,000 shares repurchased, respectively)	(4,102,504)	(9,897,829)
Increase in Net Assets From Fund Share Transactions	21,565,095	8,331,544
Increase in Net Assets	27,053,078	6,793,649
Net Assets:
Beginning of period	43,303,205	36,509,556
End of period	$70,356,283	$43,303,205
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights
Franklin Emerging Market Core Dividend Tilt Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$27.04	$25.68	$23.88	$28.33	$30.78	$22.20
Income (loss) from operations:
Net investment income	0.69	1.08	1.07	1.39	1.32	0.84
Net realized and unrealized gain (loss)	4.81	1.60	1.86	(4.42)	(2.55)	8.55
Total income (loss) from operations	5.50	2.68	2.93	(3.03)	(1.23)	9.39
Less distributions from:
Net investment income	(0.64)	(1.32)	(1.13)	(1.42)	(1.22)	(0.81)
Total distributions	(0.64)	(1.32)	(1.13)	(1.42)	(1.22)	(0.81)
Net asset value, end of period	$31.90	$27.04	$25.68	$23.88	$28.33	$30.78
Total return, based on NAV[3]	20.45%	10.53%	12.67%	(10.36)%	(4.21)%	42.57%
Net assets, end of period (000s)	$22,331	$13,518	$12,838	$11,939	$17,000	$24,627
Ratios to average net assets:
Gross expenses	0.19%[4]	0.19%	0.19%	0.29%	0.45%	0.45%
Net expenses	0.19 [4,5,6]	0.19 [5,6]	0.19	0.29 [5,6]	0.45 [5,6]	0.45 [5,6]
Net investment income	4.62 [4]	3.99	4.47	5.83	4.28	3.15
Portfolio turnover rate[7]	34%	53%	51%	111%	34%	37%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

95
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin International Core Dividend Tilt Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$32.29	$32.06	$28.63	$28.65	$26.52	$22.55
Income from operations:
Net investment income	0.75	1.18	1.07	1.21	1.00	0.73
Net realized and unrealized gain	5.04	0.40	3.31	0.43	1.93	5.27
Total income from operations	5.79	1.58	4.38	1.64	2.93	6.00
Less distributions from:
Net investment income	(0.82)	(1.35)	(0.95)	(1.19)	(0.80)	(0.91)
Net realized gains	—	—	—	(0.47)	—	(1.12)
Total distributions	(0.82)	(1.35)	(0.95)	(1.66)	(0.80)	(2.03)
Net asset value, end of period	$37.26	$32.29	$32.06	$28.63	$28.65	$26.52
Total return, based on NAV[3]	18.12%	5.14%	15.64%	6.56%	11.13%	27.54%
Net assets, end of period (000s)	$1,851,769	$1,269,148	$766,199	$240,459	$17,192	$13,260
Ratios to average net assets:
Gross expenses	0.09%[4,5]	0.09%[4]	0.11%[4]	0.12%	0.40%	0.40%
Net expenses	0.09 [4,5,6,7]	0.09 [4,6,7]	0.11 [4,6,7]	0.12 [6,7]	0.40	0.40
Net investment income	4.27 [5]	3.72	3.64	4.49	3.54	2.97
Portfolio turnover rate[8]	17%	26%	21%	49%	30%	42%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period.
Without these fees, the gross and net expense ratios would not have changed for the six month ended September 30, 2025 and for the year ended
March 31, 2025 and would have been 0.09% and 0.09%, respectively, for the year ended March 31, 2024.

[5]	Annualized.
[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin International Dividend Booster Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1,3]
Net asset value, beginning of period	$27.79	$25.38
Income from operations:
Net investment income	1.71	0.30
Net realized and unrealized gain	3.97	2.13
Total income from operations	5.68	2.43
Less distributions from:
Net investment income	(1.22)	(0.02)
Total distributions	(1.22)	(0.02)
Net asset value, end of period	$32.25	$27.79
Total return, based on NAV[4]	20.70%	9.57%
Net assets, end of period (000s)	$25,801	$5,557
Ratios to average net assets:
Gross expenses[5]	0.19%	0.19%
Net expenses[5]	0.19	0.19
Net investment income[5]	10.95	5.94
Portfolio turnover rate[6]	36%	25%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	For the period January 21, 2025 (inception date) through March 31, 2025.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin U.S. Core Dividend Tilt Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$43.67	$40.34	$32.29	$36.29	$33.29	$23.32
Income (loss) from operations:
Net investment income	0.44	0.85	0.84	0.82	1.03	0.92
Net realized and unrealized gain (loss)	8.64	3.44	8.00	(3.82)	2.98	9.95
Total income (loss) from operations	9.08	4.29	8.84	(3.00)	4.01	10.87
Less distributions from:
Net investment income	(0.40)	(0.96)	(0.79)	(1.00)	(1.01)	(0.90)
Total distributions	(0.40)	(0.96)	(0.79)	(1.00)	(1.01)	(0.90)
Net asset value, end of period	$52.35	$43.67	$40.34	$32.29	$36.29	$33.29
Total return, based on NAV[3]	20.84%	10.64%	27.72%	(8.09)%	12.14%	47.20%
Net assets, end of period (000s)	$73,284	$50,233	$62,534	$24,219	$30,851	$26,632
Ratios to average net assets:
Gross expenses	0.06%[4]	0.06%	0.06%	0.19%	0.45%	0.45%
Net expenses	0.06 [4,5,6]	0.06 [5,6]	0.06 [5,6]	0.19 [5,6]	0.45	0.45 [5,6]
Net investment income	1.85 [4]	1.96	2.36	2.58	2.92	3.21
Portfolio turnover rate[7]	15%	18%	18%	131%	28%	42%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin U.S. Dividend Booster Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1,3]
Net asset value, beginning of period	$24.71	$25.55
Income (loss) from operations:
Net investment income	0.83	0.23
Net realized and unrealized gain (loss)	1.69	(0.92)
Total income (loss) from operations	2.52	(0.69)
Less distributions from:
Net investment income	(0.51)	(0.15)
Total distributions	(0.51)	(0.15)
Net asset value, end of period	$26.72	$24.71
Total return, based on NAV[4]	10.30%	(2.72)%
Net assets, end of period (000s)	$36,068	$1,235
Ratios to average net assets:
Gross expenses[5]	0.09%	0.09%
Net expenses[5]	0.09	0.09
Net investment income[5]	6.47	4.82
Portfolio turnover rate[6]	35%	18%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	For the period January 21, 2025 (inception date) through March 31, 2025.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Financial Highlights (cont’d)
Franklin U.S. Large Cap Multifactor Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$56.45	$53.27	$41.37	$44.86	$40.04	$27.61
Income (loss) from operations:
Net investment income	0.38	0.74	0.69	0.82	0.77	0.72
Net realized and unrealized gain (loss)	11.99	3.13	11.89	(3.48)	4.89	12.49
Total income (loss) from operations	12.37	3.87	12.58	(2.66)	5.66	13.21
Less distributions from:
Net investment income	(0.37)	(0.69)	(0.68)	(0.83)	(0.84)	(0.78)
Total distributions	(0.37)	(0.69)	(0.68)	(0.83)	(0.84)	(0.78)
Net asset value, end of period	$68.45	$56.45	$53.27	$41.37	$44.86	$40.04
Total return, based on NAV[3]	21.96%	7.25%	30.68%	(5.79)%	14.19%	48.22%
Net assets, end of period (millions)	$1,619	$1,397	$1,284	$860	$967	$1,353
Ratios to average net assets:
Gross expenses	0.15%[4]	0.15%	0.15%	0.15%	0.15%	0.15%
Net expenses[5,6]	0.15 [4]	0.15	0.15	0.15	0.15	0.15
Net investment income	1.22 [4]	1.29	1.50	2.02	1.77	2.06
Portfolio turnover rate[7]	25%	53%	56%	52%	68%	25%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin U.S. Mid Cap Multifactor Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$52.95	$53.45	$43.31	$44.90	$40.84	$24.94
Income (loss) from operations:
Net investment income	0.39	0.84	0.80	0.71	0.54	0.45
Net realized and unrealized gain (loss)	3.59	(0.62)	9.95	(1.73)	4.03	15.86
Total income (loss) from operations	3.98	0.22	10.75	(1.02)	4.57	16.31
Less distributions from:
Net investment income	(0.42)	(0.72)	(0.61)	(0.57)	(0.51)	(0.41)
Total distributions	(0.42)	(0.72)	(0.61)	(0.57)	(0.51)	(0.41)
Net asset value, end of period	$56.51	$52.95	$53.45	$43.31	$44.90	$40.84
Total return, based on NAV[3]	7.53%	0.41%	25.04%	(2.17)%	11.18%	65.69%
Net assets, end of period (000s)	$1,740,595	$1,466,653	$611,988	$166,748	$62,855	$36,759
Ratios to average net assets:
Gross expenses	0.30%[4]	0.30%	0.30%	0.30%	0.30%	0.30%
Net expenses[5,6]	0.30 [4]	0.30	0.30	0.30	0.30	0.30
Net investment income	1.45 [4]	1.56	1.74	1.69	1.21	1.30
Portfolio turnover rate[7]	16%	19%	19%	24%	23%	25%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Financial Highlights (cont’d)
Franklin U.S. Small Cap Multifactor Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$39.37	$40.57	$34.10	$36.16	$36.53	$20.48
Income (loss) from operations:
Net investment income	0.34	0.54	0.55	0.54	0.38	0.28
Net realized and unrealized gain (loss)	4.48	(1.14)	6.41	(2.10)	(0.36)	16.15
Total income (loss) from operations	4.82	(0.60)	6.96	(1.56)	0.02	16.43
Less distributions from:
Net investment income	(0.22)	(0.60)	(0.49)	(0.50)	(0.39)	(0.38)
Total distributions	(0.22)	(0.60)	(0.49)	(0.50)	(0.39)	(0.38)
Net asset value, end of period	$43.97	$39.37	$40.57	$34.10	$36.16	$36.53
Total return, based on NAV[3]	12.26%	(1.52)%	20.59%	(4.21)%	0.02%	80.74%
Net assets, end of period (000s)	$70,356	$43,303	$36,510	$17,048	$16,273	$14,613
Ratios to average net assets:
Gross expenses	0.35%[4]	0.35%	0.35%	0.35%	0.35%	0.35%
Net expenses[5,6]	0.35 [4]	0.35	0.35	0.35	0.35	0.35
Net investment income	1.64 [4]	1.32	1.53	1.60	1.00	0.99
Portfolio turnover rate[7]	12%	24%	24%	29%	28%	35%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin Emerging Market Core Dividend Tilt Index ETF (“Emerging Market Core Dividend Tilt Index ETF”), Franklin International Core Dividend Tilt Index ETF (“International Core Dividend Tilt Index ETF”), Franklin International Dividend Booster Index ETF (“International Dividend Booster Index ETF”) (formerly Franklin International Dividend Multiplier Index ETF), Franklin U.S. Core Dividend Tilt Index ETF (“U.S. Core Dividend Tilt Index ETF”), Franklin U.S. Dividend Booster Index ETF (“U.S. Dividend Booster Index ETF”) (formerly Franklin U.S. Dividend Multiplier Index ETF) Franklin U.S. Large Cap Multifactor Index ETF (“U.S. Large Cap Multifactor Index ETF”), Franklin U.S. Mid Cap Multifactor Index ETF (“U.S. Mid Cap Multifactor Index ETF”) and Franklin U.S. Small Cap Multifactor Index ETF (“U.S. Small Cap Multifactor Index ETF”) (the “Funds”) are separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Emerging Market Core Dividend Tilt Index ETF, International Core Dividend Tilt Index ETF, International Dividend Booster Index ETF, U.S. Core Dividend Tilt Index ETF and U.S. Dividend Booster Index ETF are listed for trading on NYSE Arca. Inc. Shares of the U.S. Large Cap Multifactor Index ETF, U.S.Mid Cap Multifactor Index ETF and U.S. Small Cap Multifactor Index ETF are listed for trading on Cboe BZX Exchange, Inc., a national securities exchange. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
Each of the Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).

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Notes to Financial Statements (unaudited) (cont’d)
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Emerging Market Core Dividend Tilt Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Energy	$1,391,111	—	$0 *	$1,391,111
Financials	5,661,882	—	0 *	5,661,882
Materials	883,296	—	0 *	883,296
Utilities	958,872	—	0 *	958,872
Other Common Stocks	12,751,077	—	—	12,751,077
Preferred Stocks:
Energy	124,055	—	0 *	124,055
Other Preferred Stocks	500,205	—	—	500,205
Total Long-Term Investments	22,270,498	—	0 *	22,270,498

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ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$2	—	—	$2
Total Investments	$22,270,500	—	$0 *	$22,270,500
Other Financial Instruments:
Futures Contracts††	$238	—	—	$238
Total	$22,270,738	—	$0 *	$22,270,738

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
International Core Dividend Tilt Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$1,831,018,019	—	—	$1,831,018,019
Preferred Stocks	8,470,043	—	—	8,470,043
Total Long-Term Investments	1,839,488,062	—	—	1,839,488,062
Short-Term Investments†:
Money Market Funds	332,572	—	—	332,572
Investments from Cash Collateral Received for Loaned Securities	3,552,160	—	—	3,552,160
Total Short-Term Investments	3,884,732	—	—	3,884,732
Total Investments	$1,843,372,794	—	—	$1,843,372,794
Other Financial Instruments:
Futures Contracts††	$10,735	—	—	$10,735
Total	$1,843,383,529	—	—	$1,843,383,529

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
International Dividend Booster Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$25,250,205	—	—	$25,250,205
Preferred Stocks	400,228	—	—	400,228
Total Investments	$25,650,433	—	—	$25,650,433

†	See Schedules of Investments for additional detailed categorizations.

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Notes to Financial Statements (unaudited) (cont’d)
U.S. Core Dividend Tilt Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Energy	$3,369,031	—	$0 *	$3,369,031
Other Common Stocks	69,756,833	—	—	69,756,833
Total Long-Term Investments	73,125,864	—	0 *	73,125,864
Short-Term Investments†	72,860	—	—	72,860
Total Investments	$73,198,724	—	$0 *	$73,198,724
Other Financial Instruments:
Futures Contracts††	$899	—	—	$899
Total	$73,199,623	—	$0 *	$73,199,623

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Dividend Booster Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$35,803,060	—	—	$35,803,060
Short-Term Investments†	178,805	—	—	178,805
Total Investments	$35,981,865	—	—	$35,981,865
Other Financial Instruments:
Futures Contracts††	$1,764	—	—	$1,764
Total	$35,983,629	—	—	$35,983,629

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Large Cap Multifactor Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,617,031,129	—	—	$1,617,031,129
Short-Term Investments†	918,579	—	—	918,579
Total Investments	$1,617,949,708	—	—	$1,617,949,708
Other Financial Instruments:
Futures Contracts††	$10,666	—	—	$10,666
Total	$1,617,960,374	—	—	$1,617,960,374

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

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U.S. Mid Cap Multifactor Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,738,431,159	—	—	$1,738,431,159
Short-Term Investments†	814,338	—	—	814,338
Total Investments	$1,739,245,497	—	—	$1,739,245,497
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$6,818	—	—	$6,818

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Small Cap Multifactor Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$70,234,853	—	—	$70,234,853
Short-Term Investments†:
Money Market Funds	66,219	—	—	66,219
Investments from Cash Collateral Received for Loaned Securities	18,375	—	—	18,375
Total Short-Term Investments	84,594	—	—	84,594
Total Investments	$70,319,447	—	—	$70,319,447
Other Financial Instruments:
Futures Contracts††	$613	—	—	$613
Total	$70,320,060	—	—	$70,320,060

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Funds use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Funds are required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

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Notes to Financial Statements (unaudited) (cont’d)
The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Foreign investment risks. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Funds have entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Funds’ net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedules of Investments.
As of September 30, 2025, the Funds did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

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(f) Securities lending. Certain or all Funds participate in an agency based securities lending program to earn additional income. The Funds receive cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Funds business each day; any additional collateral required due to changes in security values is delivered to the Funds on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc. (“Franklin Advisers”), an affiliate of the Funds. These securities received as collateral are held in segregated accounts with the Funds’ custodian. The Funds cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Funds may receive income from the investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Funds bear the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Funds. If the borrower defaults on its obligation to return the securities loaned, the Funds have the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Funds in the event of default by a third party borrower.
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Funds are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(i) Distributions to shareholders. Distributions from net investment income of the Funds, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(j) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of September 30, 2025, there were $13,051 for Emerging Market Core Dividend Tilt Index ETF of capital gains tax liabilities accrued on unrealized gains.
As a result of several court cases, in certain countries across the European Union, International Core Dividend Tilt Index ETF filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaims contingency fees in the Statements of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU

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Notes to Financial Statements (unaudited) (cont’d)
reclaims received by International Core Dividend Tilt Index ETF, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
(l) Guarantees and indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisory Services, LLC (“FASL”) is each Fund’s investment manager. Franklin Templeton Institutional, LLC (“FT Institutional”) is each Fund’s subadviser. Franklin Templeton Services, LLC (“Franklin Templeton Services”) is each Fund’s Administrative manager. FASL, FT Institutional and Franklin Templeton Services are subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under an agreement with FASL, Franklin Templeton Services provides administrative services to the Funds. The fee is paid by FASL based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
Under a subadvisory agreement, FT Institutional provides subadvisory services to the Funds. The subadvisory fee is paid by FASL based on the Funds’ average daily net assets and is not an additional expense of the Funds.
The Funds pay a unified management fee to FASL whereby FASL has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement
Each Fund pays gross effective investment management fee, calculated daily and paid monthly according to the terms of the management agreement, at an annual rate of each Funds’ average daily net assets as follows:

Annualized Fee Rate
Emerging Market Core Dividend Tilt Index ETF	0.19%
International Core Dividend Tilt Index ETF	0.09%
International Dividend Booster Index ETF	0.19%
U.S. Core Dividend Tilt Index ETF	0.06%
U.S. Dividend Booster Index ETF	0.09%
U.S. Large Cap Multifactor Index ETF	0.15%
U.S. Mid Cap Multifactor Index ETF	0.30%
U.S. Small Cap Multifactor Index ETF	0.35%
FASL pays FT Institutional for its services to the Funds. With respect to each Fund, FASL pays FT Institutional a monthly fee equal to 50% of the net investment advisory fee payable by each Fund to FASL (the “Net Investment Advisory Fee”), calculated daily. The Net Investment Advisory Fee is equal to (i) 96% of an amount equal to the total investment management fees payable to FASL, minus any Fund fees and/or expenses waived or reimbursed by FASL, including as part of each Fund’s unitary management fee structure pursuant to the investment management agreement between FASL and the Trust, on behalf of each Fund, minus (ii) any fees payable by FASL to Franklin Templeton Services for fund administrative services.
The manager has agreed to waive the Funds’ management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).

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During the six months ended September 30, 2025, fees waived and/or expenses reimbursed, all of which was an affiliated money market fund waiver, amounted to as follows:

Emerging Market Core Dividend Tilt Index ETF	$109
International Core Dividend Tilt Index ETF	5,330
U.S. Core Dividend Tilt Index ETF	31
U.S. Large Cap Multifactor Index ETF	3,188
U.S. Mid Cap Multifactor Index ETF	5,500
U.S. Small Cap Multifactor Index ETF	336
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Emerging Market Core Dividend Tilt Index ETF	$11,359,479	$6,010,414
International Core Dividend Tilt Index ETF	282,077,075	258,726,869
International Dividend Booster Index ETF	7,751,386	7,087,338
U.S. Core Dividend Tilt Index ETF	9,231,226	9,205,861
U.S. Dividend Booster Index ETF	8,789,970	8,947,483
U.S. Large Cap Multifactor Index ETF	374,826,411	375,200,497
U.S. Mid Cap Multifactor Index ETF	258,893,629	411,629,277
U.S. Small Cap Multifactor Index ETF	6,591,188	6,493,554
During the six months ended September 30, 2025, in-kind transactions (Note 5) were as follows:

	Contributions	Redemptions	Realized Gain (Loss)*
Emerging Market Core Dividend Tilt Index ETF	$589,225	—	—
International Core Dividend Tilt Index ETF	383,041,370	$38,901,776	$13,897,761
International Dividend Booster Index ETF	26,857,035	9,704,243	1,371,787
U.S. Core Dividend Tilt Index ETF	11,454,876	—	—
U.S. Dividend Booster Index ETF	41,080,221	9,217,097	1,206,357
U.S. Large Cap Multifactor Index ETF	321,751,796	386,435,558	124,134,602
U.S. Mid Cap Multifactor Index ETF	322,260,182	8,578,636	41,351,156
U.S. Small Cap Multifactor Index ETF	25,614,284	4,123,615	1,709,350

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Funds.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

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Notes to Financial Statements (unaudited) (cont’d)
At September 30, 2025, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

Securities Lending Transactions(a)	Equity Investments(b)
International Core Dividend Tilt Index ETF	$3,552,160
U.S. Small Cap Multifactor Index ETF	$18,375

(a)	The agreements can be terminated at any time.
(b)	The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
At September 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Emerging Market Core Dividend Tilt Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$19,825,901	$4,530,387	$(2,085,788)	$2,444,599
Futures contracts	—	238	—	238

	International Core Dividend Tilt Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,559,871,722	$324,582,742	$(41,081,670)	$283,501,072
Futures contracts	—	10,735	—	10,735

	International Dividend Booster Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$24,527,466	$1,408,127	$(285,160)	$1,122,967

	U.S. Core Dividend Tilt Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$59,018,305	$15,923,487	$(1,743,068)	$14,180,419
Futures contracts	—	899	—	899

	U.S. Dividend Booster Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$34,240,139	$2,515,898	$(774,172)	$1,741,726
Futures contracts	—	1,764	—	1,764

	U.S. Large Cap Multifactor Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,228,739,012	$400,579,100	$(11,368,404)	$389,210,696
Futures contracts	—	10,666	—	10,666

	U.S. Mid Cap Multifactor Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,632,850,336	$206,005,556	$(99,610,395)	$106,395,161
Futures contracts	—	—	(6,818)	(6,818)

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	U.S. Small Cap Multifactor Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$63,933,491	$9,885,593	$(3,499,637)	$6,385,956
Futures contracts	—	613	—	613
4. Derivative instruments and hedging activities
Emerging Market Core Dividend Tilt Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$238

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$12,164

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$2,135
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$69,286

*	Based on the average of the market values at each month-end during the period.
International Core Dividend Tilt Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$10,735

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

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Notes to Financial Statements (unaudited) (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$1,123,545

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$336,125
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$9,069,431

*	Based on the average of the market values at each month-end during the period.
International Dividend Booster Index ETF
At September 30, 2025, the Fund did not have any derivative instruments outstanding.
The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$9,563
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$75,862

*	Based on the average of the market values at each month-end during the period.
†	At September 30, 2025, there were no open positions held in this derivative.
U.S. Core Dividend Tilt Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$899

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

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The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$11,460

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$1,308
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$82,957

*	Based on the average of the market values at each month-end during the period.
U.S. Dividend Booster Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$1,764

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$15,428

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$1,764

Average Market Value*
Futures contracts (to buy)	$87,418

*	Based on the average of the market values at each month-end during the period.

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Notes to Financial Statements (unaudited) (cont’d)
U.S. Large Cap Multifactor Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$10,666

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$322,466

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$14,566
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$1,833,825

*	Based on the average of the market values at each month-end during the period.
U.S. Mid Cap Multifactor Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$6,818

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$181,588

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CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(33,678)
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$2,550,100

*	Based on the average of the market values at each month-end during the period.
U.S. Small Cap Multifactor Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$613

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$12,194

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$613
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$45,351

*	Based on the average of the market values at each month-end during the period.
5. Fund share transactions
At September 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Each Fund’s shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations, where 50,000 shares of each Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of each Fund on each transaction date. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

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Notes to Financial Statements (unaudited) (cont’d)
6. Transactions with affiliated company
As defined in the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended September 30, 2025. The following transactions were effected in such company for the six months ended September 30, 2025.

Emerging Market Core Dividend Tilt Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$7	$240,702	240,702	$240,707	240,707	—	$169	—	$2
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	5,850,350	5,850,350	5,850,350	5,850,350	—	—	—	—
	$7	$6,091,052		$6,091,057		—	$169	—	$2

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

International Core Dividend Tilt Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income/Securities Lending Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$441,748	$61,756,099	61,756,099	$61,865,275	61,865,275	—	$35,078	—	$332,572
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	3,560,250	76,582,850	76,582,850	76,590,940	76,590,940	—	14,816	—	3,552,160
	$4,001,998	$138,338,949		$138,456,215		—	$49,894	—	$3,884,732

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

International Dividend Booster Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$13	$1,093,339	1,093,339	$1,093,352	1,093,352	—	$293	—	—

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

U.S. Core Dividend Tilt Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$34,773	$1,103,658	1,103,658	$1,065,571	1,065,571	—	$1,219	—	$72,860

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

U.S. Dividend Booster Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$2,958	$737,055	737,055	$561,208	561,208	—	$1,040	—	$178,805

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

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U.S. Large Cap Multifactor Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income/Securities Lending Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$401,882	$22,369,837	22,369,837	$21,853,140	21,853,140	—	$49,351	—	$918,579
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	796,250	35,000,617	35,000,617	35,796,867	35,796,867	—	13,340	—	—
	$1,198,132	$57,370,454		$57,650,007		—	$62,691	—	$918,579

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

U.S. Mid Cap Multifactor Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income/Securities Lending Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$1,731,422	$32,063,243	32,063,243	$32,980,327	32,980,327	—	$51,518	—	$814,338
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	490,875	42,421,784	42,421,784	42,912,659	42,912,659	—	5,208	—	—
	$2,222,297	$74,485,027		$75,892,986		—	$56,726	—	$814,338

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

U.S. Small Cap Multifactor Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income/Securities Lending Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$158	$1,609,665	1,609,665	$1,543,604	1,543,604	—	$1,822	—	$66,219
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	7,400	5,914,546	5,914,546	5,903,571	5,903,571	—	897	—	18,375
	$7,558	$7,524,211		$7,447,175		—	$2,719	—	$84,594

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
7. Capital loss carryforwards
As of March 31, 2025, the following Funds had capital loss carryforwards remaining, which have no expiration date, that will be available to offset future taxable capital gains. The capital loss carryforwards were as follows:

Non-Expiring Capital Loss Carryforwards
Emerging Market Core Dividend Tilt Index ETF	$30,509,922
International Core Dividend Tilt Index ETF	25,308,341
International Dividend Booster Index ETF	31,404
U.S. Core Dividend Tilt Index ETF	908,575
U.S. Dividend Booster Index ETF	1,989
U.S. Large Cap Multifactor Index ETF	128,720,031
U.S. Mid Cap Multifactor Index ETF	26,298,349
U.S. Small Cap Multifactor Index ETF	2,750,687
8. Concentration of risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions,

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Notes to Financial Statements (unaudited) (cont’d)
which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a variable interest entity (VIE). In a VIE structure, foreign investors, such as Emerging Market Core Dividend Tilt Index ETF will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds’ returns and net asset value.
9. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
10. Operating segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Funds within the Funds’ investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Funds’ operating results and allocating resources in accordance with the Funds’ investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Funds’ Schedules of Investments provides details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

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Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

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Board Approval of Management and
Subadvisory Agreements (unaudited)
Franklin Templeton ETF Trust
Franklin Emerging Market Core Dividend Tilt Index ETF
Franklin International Core Dividend Tilt Index ETF
Franklin U.S. Core Dividend Tilt Index ETF
Franklin U.S. Large Cap Multifactor Index ETF
Franklin U.S. Mid Cap Multifactor Index ETF
Franklin U.S. Small Cap Multifactor Index ETF
(each a Fund)
At an in-person meeting held on May 21, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Advisory Services, LLC (FAS) and the Trust, on behalf of each Fund and (ii) the investment sub-advisory agreement between FAS and Franklin Templeton Institutional, LLC (FTI) on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAS and FTI are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to:  (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund, as well as each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of acquired third-party fund families into the Franklin Templeton (FT) family of funds

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and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund for various time periods ended December 31, 2024. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution.  The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of each Fund’s performance results is below.
Franklin Emerging Market Core Dividend Tilt Index ETF and Franklin U.S. Large Cap Multifactor Index ETF - The Performance Universe for the Franklin Emerging Market Core Dividend Tilt Index ETF included the Fund and all retail and institutional emerging markets funds and exchange-traded funds. The Performance Universe for the Franklin U.S. Large Cap Multifactor Index ETF included the Fund and all retail and institutional large-cap core funds and exchange-traded funds. The Franklin Emerging Market Core Dividend Tilt Index ETF commenced operations on June 1, 2016 and the Franklin U.S. Large Cap Multifactor Index ETF commenced operations on April 26, 2017, and thus have been in operation for less than 10 years.  The Board noted that each Fund’s annualized total return for the one- and three-year periods was above the median of its respective Performance Universe, but for the five-year period was below the median of its respective Performance Universe. The Board noted that for the one-year period the Franklin Emerging Market Core Dividend Tilt Index ETF and Franklin U.S. Large Cap Multifactor Index ETF were 13.08% and 24.23%, respectively. The Board noted that, in light of each Fund’s use of a “passive” or indexing investment approach, management evaluates each Fund based on its tracking error against a specified benchmark. The Board also noted that for the one-year period ended December 31, 2024, Franklin U.S. Large Cap Multifactor Index ETF’s tracking error was within the tolerance anticipated for the Fund, and that the Franklin Emerging Market Core Dividend Tilt Index ETF was 34.0 basis points outside the tolerance anticipated for this Fund. The Board discussed the tracking error of the Franklin Emerging Market Core Dividend Tilt Index ETF with management and management explained that the Fund’s tracking error was outside the tolerance anticipated due, in part, to taxes and fees. The Board concluded that the Franklin U.S. Large Cap Multifactor Index ETF’s performance was satisfactory and the Franklin Emerging Market Core Dividend Tilt Index ETF’s Management Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin International Core Dividend Tilt Index ETF and Franklin U.S. Mid Cap Multifactor Index ETF - The Performance Universe for the Franklin International Core Dividend Tilt Index ETF included the Fund and all retail and institutional international large-cap core funds and exchange-traded funds. The Performance Universe for the Franklin U.S. Mid Cap Multifactor Index ETF included the Fund and all retail and institutional mid-cap core funds and exchange-traded funds. The Franklin International Core Dividend Tilt Index ETF commenced operations on June 1, 2016 and the Franklin U.S. Mid Cap Multifactor Index ETF commenced operations on April 26, 2017, and thus have been in operation for less than 10 years. The Board

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Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
noted that each Fund’s annualized total return for the three- and five-year periods was above the median of its respective Performance Universe, but for the one-year period was below the median of its respective Performance Universe. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board also noted that for the one-year period ended December 31, 2024, the Franklin International Core Dividend Tilt Index ETF’s tracking error was within the tolerance anticipated, and that the Franklin U.S. Mid Cap Multifactor Index ETF’s tracking error was 0.1 basis points outside the tolerance anticipated for this Fund. The Board discussed the tracking error of the Franklin U.S. Mid Cap Multifactor Index ETF with management and management explained that the Fund’s tracking error was outside the tolerance anticipated due, in part, to fees. The Board concluded that the Franklin International Core Dividend Tilt Index ETF’s performance was satisfactory and the Franklin U.S. Mid Cap Multifactor Index ETF’s performance was acceptable.
Franklin U.S. Core Dividend Tilt Index ETF - The Performance Universe for the Fund included the Fund and all retail and institutional equity income funds and exchange-traded funds. The Fund commenced operations on June 1, 2016, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board also noted that for the one-year period ended December 31, 2024, the Fund’s tracking error was within the tolerance anticipated for the Fund. The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Small Cap Multifactor Index ETF - The Performance Universe for the Franklin U.S. Small Cap Multifactor Index ETF included the Fund and all retail and institutional small-cap core funds and exchange-traded funds. The Franklin U.S. Small Cap Multifactor Index ETF commenced operations on April 26, 2017, and thus has been in operation for less than 10 years. The Board noted that each Fund’s annualized total return for the one-, three- and five-year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that the Fund has a disciplined adherence to its small-cap investment strategy whereas many of the top-performing funds in the Performance Universe implement a SMID-cap investment strategy. Management further explained that mid-cap stocks have generally delivered stronger risk-adjusted returns than small-cap stocks and that the Fund only had approximately 4% of its portfolio allocated to mid-cap stocks during the relevant periods. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board also noted that for the one-year period ended December 31, 2024, the tracking error for the Fund was 5.9 basis points outside the tolerance anticipated for this Fund. The Board discussed the tracking error of the Fund with management and management explained that the Fund’s tracking error was outside the tolerance anticipated due, in part, to fees. The Board further noted that the Fund’s one-year annualized total return was 8.67%.  The Board concluded that the Fund’s Management Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
Franklin Emerging Market Core Dividend Tilt Index ETF, Franklin International Core Dividend Tilt Index ETF, Franklin U.S. Core Dividend Tilt Index ETF, Franklin U.S. Large Cap Multifactor Index ETF and Franklin U.S. Mid Cap Multifactor Index ETF – The Expense Group for each of these Funds was as follows:

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Franklin Templeton ETF Trust

• The Expense Group for the Franklin Emerging Market Core Dividend Tilt Index ETF was comprised of strategic beta exchange-traded funds, which included the Fund, which is currently classified as an emerging markets fund, one global equity income fund, and five international equity income funds.
• The Expense Group for the Franklin International Core Dividend Tilt Index ETF was comprised of strategic beta exchange-traded funds, which included the Fund, which is currently classified as an international large-cap core fund, eight international equity income funds, one international multi-cap value fund, and one international multi-cap growth fund.
• The Expense Group for the Franklin U.S. Core Dividend Tilt Index ETF was comprised of strategic beta exchange-traded funds, which included the Fund and 11 other equity income funds.
• The Expense Group for the Franklin U.S. Large Cap Multifactor Index ETF was comprised of strategic beta exchange-traded funds, which included the Fund, six other large-cap core funds, and one large-cap growth fund.
• The Expense Group for the Franklin U.S. Mid Cap Multifactor Index ETF was comprised of strategic beta exchange-traded funds, which included the Fund, four other mid-cap core funds, and one mid-cap value fund.
The Board noted that the Management Rate and actual total expense ratio for each Fund were below the medians and in the first quintile (least expensive) of its respective Expense Group.  The Board further noted that the Funds have a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement FAS reimburses each Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of each Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 fees (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (Unified Fee Arrangement). The Board noted that FTI is paid by FAS out of the Unified Fee FAS receives from each Fund and that the allocation of the fee between FAS and FTI reflected the services provided by each Manager to each Fund. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to FTI are reasonable.
Franklin U.S. Small Cap Multifactor Index ETF - The Expense Group for the Fund was comprised of strategic beta exchange-traded funds, which included the Fund and nine other small-cap core funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board further noted that the Fund’s Management Rate and actual total expense ratio were approximately three basis points above the medians of its Expense Group. The Board discussed the above median Management Rate and actual total expense ratio with management and management explained that the lower cost funds in the Expense Group are often large-cap or single-factor peers, while the Fund uses a custom multifactor approach which is complex and segment specific. The Board further noted that the Fund has a Unified Fee and discussed the terms of the Unified Fee Arrangement. The Board noted that FTI is paid by FAS out of the Unified Fee FAS receives from the Fund and that the allocation of the fee between FAS and FTI reflected the services provided by each Manager to the Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to FTI are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2024 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost

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Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures, but over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the applicable Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the applicable Manager and/or its affiliates for some time. The Board also considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the FT family of funds as a whole. The Board also noted that, as of December 31, 2024, each Fund (except for the Franklin International Core Dividend Tilt Index ETF, the Franklin U.S. Large Cap Multifactor Index ETF and Franklin U.S. Mid Cap Multifactor Index ETF) had net assets below $50 million and thus did not have an asset size that would likely enable them to achieve economies of scale. The Board also noted management’s representation that for the fiscal year ended September 30, 2024, none of these Funds experienced a profit. The Board recognized that there would not likely be any economies of scale for these Funds until their assets grow. The Board also noted management’s representation that, while the Franklin International Core Dividend Tilt Index ETF, the Franklin U.S. Large Cap Multifactor Index ETF and the Franklin U.S. Mid Cap Multifactor Index ETF had net assets of approximately $972 million, $1.47 billion, and $1.29 billion, respectively, as of December 31, 2024, only the Franklin U.S. Mid Cap Multifactor Index ETF experienced a profit for the fiscal year ended September 30, 2024. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with a Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

126
Franklin Templeton ETF Trust

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Franklin Templeton ETF Trust
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisory Services, LLC
Subadviser
Franklin Templeton Institutional, LLC
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Franklin Templeton ETF Trust
Franklin Emerging Market Core Dividend Tilt Index ETF
Franklin International Core Dividend Tilt Index ETF
Franklin International Dividend Booster Index ETF
Franklin U.S. Core Dividend Tilt Index ETF
Franklin U.S. Dividend Booster Index ETF
Franklin U.S. Large Cap Multifactor Index ETF
Franklin U.S. Mid Cap Multifactor Index ETF
Franklin U.S. Small Cap Multifactor Index ETF
The Funds are a separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
Franklin Templeton ETF Trust
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at (800) DIAL BEN/342-5236.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Templeton ETF Trust. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each  Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

ETF-SFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

Franklin Templeton ETF Trust
Financial Statements and Other Important Information
Semi-Annual | September 30, 2025
Franklin Disruptive Commerce ETF
Franklin Dividend Growth ETF
Franklin Dynamic Municipal Bond ETF
Franklin Exponential Data ETF
Franklin Focused Growth ETF
Franklin Genomic Advancements ETF
Franklin High Yield Corporate ETF
Franklin Income Equity Focus ETF
Franklin Income Focus ETF
Franklin Intelligent Machines ETF
Franklin International Aggregate Bond ETF
Franklin Investment Grade Corporate ETF
Franklin Multisector Income ETF
Franklin Municipal Green Bond ETF
Franklin Senior Loan ETF
Franklin Systematic Style Premia ETF
Franklin U.S. Core Bond ETF
Franklin U.S. Treasury Bond ETF
Franklin Ultra Short Bond ETF

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedules of Investments (unaudited)
September 30, 2025
 Franklin Disruptive Commerce ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 17.3%
Entertainment — 9.8%
Netflix Inc.	256	$306,923 *
Nintendo Co. Ltd., ADR	3,876	82,714
ROBLOX Corp., Class A Shares	1,917	265,543 *
Roku Inc.	877	87,814 *
Spotify Technology SA	167	116,566 *
Total Entertainment		859,560
Interactive Media & Services — 7.5%
Alphabet Inc., Class A Shares	609	148,048
Meta Platforms Inc., Class A Shares	468	343,690
Scout24 SE	300	37,577 (a)
Tencent Holdings Ltd.	1,356	115,550 (b)
Trustpilot Group PLC	2,327	7,092 *(a)
Total Interactive Media & Services		651,957

Total Communication Services		1,511,517
Consumer Discretionary — 39.5%
Broadline Retail — 21.2%
Alibaba Group Holding Ltd.	2,514	57,192 (b)
Amazon.com Inc.	3,140	689,450 *
Coupang Inc.	3,401	109,512 *
eBay Inc.	1,273	115,779
Etsy Inc.	213	14,141 *
Global-e Online Ltd.	1,811	64,762 *
MercadoLibre Inc.	152	355,215 *
Naspers Ltd., Class N Shares	171	61,994
PDD Holdings Inc., ADR	352	46,524 *(b)
Prosus NV	964	67,894
Sea Ltd., ADR	1,518	271,312 *
Total Broadline Retail		1,853,775
Diversified Consumer Services — 0.3%
Duolingo Inc.	89	28,644 *
Hotels, Restaurants & Leisure — 13.0%
Airbnb Inc., Class A Shares	301	36,547 *
Booking Holdings Inc.	60	323,956
Delivery Hero SE	259	7,429 *(a)
DoorDash Inc., Class A Shares	1,987	540,444 *
Expedia Group Inc.	394	84,217
MakeMyTrip Ltd.	1,271	118,966 *
Meituan, Class B Shares	2,068	27,776 *(a)(b)
Total Hotels, Restaurants & Leisure		1,139,335
Specialty Retail — 5.0%
Carvana Co.	752	283,684 *
Chewy Inc., Class A Shares	3,436	138,986 *
ZOZO Inc.	1,900	17,497
Total Specialty Retail		440,167

Total Consumer Discretionary		3,461,921
See Notes to Financial Statements.

1
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Disruptive Commerce ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples — 3.5%
Consumer Staples Distribution & Retail — 3.5%
Costco Wholesale Corp.	181	$167,539
Maplebear Inc.	1,488	54,699 *
Walmart Inc.	810	83,479

Total Consumer Staples		305,717
Financials — 12.4%
Capital Markets — 2.0%
Coinbase Global Inc., Class A Shares	208	70,198 *
Robinhood Markets Inc., Class A Shares	709	101,514 *
Total Capital Markets		171,712
Consumer Finance — 0.1%
Dave Inc.	39	7,775 *
Financial Services — 10.3%
Adyen NV, ADR	5,324	85,131 *
Affirm Holdings Inc.	3,061	223,698 *
Jack Henry & Associates Inc.	264	39,317
Mastercard Inc., Class A Shares	323	183,726
PayPal Holdings Inc.	447	29,976 *
Shift4 Payments Inc., Class A Shares	672	52,013 *
Toast Inc., Class A Shares	3,492	127,493 *
Visa Inc., Class A Shares	472	161,131
Total Financial Services		902,485

Total Financials		1,081,972
Health Care — 1.2%
Health Care Technology — 1.2%
Doximity Inc., Class A Shares	1,495	109,359 *

Industrials — 6.1%
Commercial Services & Supplies — 0.9%
ACV Auctions Inc., Class A Shares	1,144	11,337 *
Copart Inc.	436	19,607 *
Liquidity Services Inc.	320	8,777 *
RB Global Inc.	389	42,152
Total Commercial Services & Supplies		81,873
Ground Transportation — 3.5%
Lyft Inc., Class A Shares	1,042	22,935 *
Uber Technologies Inc.	2,560	250,803 *
XPO Inc.	282	36,454 *
Total Ground Transportation		310,192
Professional Services — 0.4%
TransUnion	359	30,077
Trading Companies & Distributors — 1.3%
Fastenal Co.	1,537	75,374
W.W. Grainger Inc.	36	34,307
Total Trading Companies & Distributors		109,681

Total Industrials		531,823
See Notes to Financial Statements.

2
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Disruptive Commerce ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Information Technology — 19.6%
IT Services — 9.1%
GoDaddy Inc., Class A Shares	144	$19,703 *
Shopify Inc., Class A Shares	5,029	747,360 *
Wix.com Ltd.	155	27,533 *
Total IT Services		794,596
Software — 10.5%
AppLovin Corp., Class A Shares	753	541,061 *
Descartes Systems Group Inc.	683	64,359 *
Fair Isaac Corp.	10	14,965 *
HubSpot Inc.	51	23,858 *
Life360 Inc.	1,313	139,572 *
Manhattan Associates Inc.	552	113,149 *
Samsara Inc., Class A Shares	676	25,181 *
Total Software		922,145

Total Information Technology		1,716,741
Real Estate — 0.1%
Industrial REITs — 0.1%
Prologis Inc.	70	8,016
Total Investments — 99.7% (Cost — $6,965,004)		8,727,066
Other Assets in Excess of Liabilities — 0.3%		28,286
Total Net Assets — 100.0%		$8,755,352

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Variable interest entity (VIE). See Note 10 regarding investments made through a VIE structure. At September 30, 2025, the value of these securities was $247,042, representing 2.8% of net assets.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

3
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Dividend Growth ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.5%
Consumer Discretionary — 7.7%
Hotels, Restaurants & Leisure — 3.4%
Marriott International Inc., Class A Shares	279	$72,663
McDonald’s Corp.	321	97,548
Total Hotels, Restaurants & Leisure		170,211
Household Durables — 1.2%
DR Horton Inc.	372	63,043
Specialty Retail — 3.1%
Lowe’s Cos. Inc.	340	85,446
Tractor Supply Co.	1,207	68,642
Total Specialty Retail		154,088

Total Consumer Discretionary		387,342
Consumer Staples — 10.4%
Beverages — 2.4%
Coca-Cola Co.	1,812	120,172
Consumer Staples Distribution & Retail — 5.4%
Casey’s General Stores Inc.	152	85,929
Walmart Inc.	1,820	187,569
Total Consumer Staples Distribution & Retail		273,498
Household Products — 2.6%
Procter & Gamble Co.	872	133,982

Total Consumer Staples		527,652
Energy — 3.5%
Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp.	784	121,747
EOG Resources Inc.	508	56,957

Total Energy		178,704
Financials — 18.0%
Banks — 4.2%
JPMorgan Chase & Co.	664	209,446
Capital Markets — 6.4%
Charles Schwab Corp.	1,041	99,384
Morgan Stanley	836	132,891
Nasdaq Inc.	1,052	93,049
Total Capital Markets		325,324
Financial Services — 5.5%
Apollo Global Management Inc.	736	98,087
Visa Inc., Class A Shares	532	181,614
Total Financial Services		279,701
Insurance — 1.9%
Marsh & McLennan Cos. Inc.	485	97,742

Total Financials		912,213
Health Care — 13.2%
Health Care Equipment & Supplies — 6.1%
Abbott Laboratories	852	114,117
STERIS PLC	307	75,964
See Notes to Financial Statements.

4
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Dividend Growth ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Stryker Corp.	318	$117,555
Total Health Care Equipment & Supplies		307,636
Life Sciences Tools & Services — 1.9%
Thermo Fisher Scientific Inc.	204	98,944
Pharmaceuticals — 5.2%
Eli Lilly & Co.	204	155,652
Johnson & Johnson	571	105,875
Total Pharmaceuticals		261,527

Total Health Care		668,107
Industrials — 10.4%
Aerospace & Defense — 2.6%
RTX Corp.	780	130,517
Building Products — 1.5%
Carrier Global Corp.	1,324	79,043
Commercial Services & Supplies — 1.7%
Cintas Corp.	415	85,183
Machinery — 2.7%
Parker-Hannifin Corp.	179	135,709
Trading Companies & Distributors — 1.9%
W.W. Grainger Inc.	99	94,343

Total Industrials		524,795
Information Technology — 28.9%
Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A Shares	689	85,264
IT Services — 1.9%
Accenture PLC, Class A Shares	388	95,681
Semiconductors & Semiconductor Equipment — 7.4%
Broadcom Inc.	828	273,165
Texas Instruments Inc.	552	101,419
Total Semiconductors & Semiconductor Equipment		374,584
Software — 14.1%
Microsoft Corp.	788	408,145
Oracle Corp.	747	210,086
Roper Technologies Inc.	190	94,751
Total Software		712,982
Technology Hardware, Storage & Peripherals — 3.8%
Apple Inc.	756	192,500

Total Information Technology		1,461,011
Materials — 4.1%
Chemicals — 4.1%
Linde PLC	311	147,725
Sherwin-Williams Co.	168	58,172

Total Materials		205,897
Utilities — 2.3%
Electric Utilities — 2.3%
NextEra Energy Inc.	1,553	117,236
Total Investments before Short-Term Investments (Cost — $4,935,329)		4,982,957
See Notes to Financial Statements.

5
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Dividend Growth ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.5%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $74,906)	4.032%	74,906	$74,906 (a)(b)(c)
Total Investments — 100.0% (Cost — $5,010,235)			5,057,863
Liabilities in Excess of Other Assets — (0.0)%††			(306)
Total Net Assets — 100.0%			$5,057,557

††	Represents less than 0.1%.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $74,906 and the cost was $74,906 (Note 6).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
See Notes to Financial Statements.

6
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 92.8%
Alabama — 6.3%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Series A	5.250%	9/1/32	$9,835,000	$10,730,277 (a)(b)
Series A, Refunding	4.000%	12/1/31	200,000	206,837 (a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue:
Series A-1	5.500%	1/1/31	2,185,000	2,405,705 (a)(b)
Series B	5.250%	6/1/32	5,225,000	5,728,047 (a)(b)
Series B-1	5.750%	11/1/31	930,000	1,042,527 (a)(b)
Homewood Educational Building Authority, AL, Horizons II LLC, Student Housing & Parking Project, Series C	5.500%	10/1/44	1,070,000	1,097,794
MidCity Improvement District, AL, Special Assessment Revenue:
Series 2022	4.250%	11/1/32	600,000	576,651
Series 2024	6.500%	11/1/44	250,000	237,856 (c)
Mobile County, AL, Revenue, Gomesa Project, Series 2020	4.000%	11/1/45	100,000	87,776 (c)
Selma, AL, Industrial Development Board Revenue, International Paper Company Project, Refunding	4.200%	5/1/34	2,640,000	2,707,080
Southeast Alabama Gas Supply, AL, Gas Supply Revenue, Series A, Refunding	5.000%	4/1/32	2,940,000	3,186,684 (a)(b)
Southeast Energy Authority, AL, Commodity Supply Revenue, Series A	5.500%	12/1/29	845,000	917,943 (a)(b)
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue:
Series A	5.000%	6/1/35	6,960,000	7,353,557 (a)(b)
Series A	5.000%	11/1/35	11,730,000	12,373,703
Series B	5.250%	1/1/33	9,735,000	10,412,685 (a)(b)
Series C	5.000%	11/1/32	2,665,000	2,908,642 (a)(b)
Total Alabama				61,973,764
Alaska — 0.4%
Alaska Railroad Corp. Cruise Port Revenue:
Series 2025, AG	5.500%	10/1/43	500,000	528,130 (d)
Series 2025, AG	5.500%	10/1/44	1,000,000	1,050,276 (d)
Series 2025, AG	5.500%	10/1/45	1,000,000	1,046,649 (d)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/39	1,000,000	946,384
Total Alaska				3,571,439
Arizona — 0.8%
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	9/1/27	2,425,000	2,466,178 (a)(b)(d)
Glendale, AZ, IDA Revenue, People of Faith Inc. Obligated Group, Series 2020 A	4.000%	5/15/31	160,000	156,632
Maricopa County, AZ, IDA Revenue, Grand Canyon University Project T	7.375%	10/1/29	2,925,000	3,069,893 (c)
Sierra Vista, AZ, Industrial Development Authority Revenue:
American Leadership Academy Project	5.000%	6/15/44	1,750,000	1,651,338 (c)
Georgetown Community Development Authority Project	9.000%	10/1/37	250,000	245,208 (c)
Tempe Industrial Development Authority Revenue, Friendship Village of Tempe Project, Refunding	4.000%	12/1/31	225,000	226,049
Total Arizona				7,815,298
Arkansas — 0.4%
Arkansas Development Finance Authority Health Care Revenue:
Baptist Memorial Health Care Corp., Series B-1, Refunding	5.000%	9/1/39	140,000	142,213
Baptist Memorial Health Care Corp., Series B-1, Refunding	5.000%	9/1/44	2,500,000	2,494,053
See Notes to Financial Statements.

7
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arkansas — continued
Arkansas Development Finance Authority Hospital Revenue:
Washington Regional Medical Center, Series 2024	5.000%	2/1/35	$1,475,000	$1,523,654
Washington Regional Medical Center, Series 2024	5.000%	2/1/36	160,000	164,753
Total Arkansas				4,324,673
California — 6.6%
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	11/1/35	1,820,000	1,997,269 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.250%	10/1/31	8,870,000	9,467,675 (a)(b)
Clean Energy Project, Green Bonds, Series E	4.437%	3/1/31	4,595,000	4,627,149 (a)(b)
Clean Energy Project, Green Bonds, Series F	5.500%	11/1/30	1,000,000	1,095,543 (a)(b)
California State Community College Financing Authority Revenue, Napa Valley Properties LLC, College Project, Series A	4.250%	7/1/32	500,000	468,029 (c)
California State Community Housing Agency Essential Housing Revenue:
Junior Bonds Aster, Series A	4.000%	2/1/43	2,630,000	2,383,992 (c)
Junior Bonds Fountains, Series A	4.000%	8/1/46	2,510,000	2,115,749 (c)
Junior Bonds Glendale Properties, Series A	4.000%	8/1/47	2,320,000	1,760,850 (c)
Junior Revenue Bonds, Series A	4.000%	8/1/50	1,125,000	871,963 (c)
The Arbors, Series A	5.000%	8/1/50	4,520,000	4,178,557 (c)
Verdant Green Valley, Series A	5.000%	8/1/49	1,935,000	1,760,731 (c)
California State CSCDA Community Improvement Authority, Essential Housing Revenue, Series A	4.000%	8/1/56	100,000	88,460 (c)
California State Health Facilities Financing Authority Revenue, Episcopal Communities & Services, Initial Entrance Fees	3.850%	11/15/27	1,000,000	1,000,339
California State Infrastructure & Economic Development Bank Revenue, Senior Subordinated Secured Revenue, Brightline West Passenger Rail Project, Refunding	9.500%	1/1/35	1,450,000	1,328,116 (a)(b)(c)(d)
California State MFA Revenue:
Mobile Home Park, Subordinate Revenue, Caritas Projects, Series B, Refunding	3.000%	8/15/31	125,000	122,314
Senior Lien, LINXS APM Project, Series A	5.000%	6/30/27	125,000	128,395 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/27	100,000	103,516 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	6/30/29	485,000	502,967 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/29	460,000	476,945 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	6/30/31	110,000	113,458 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/31	265,000	272,913 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/36	820,000	832,114 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	1,400,000	1,402,186 (d)
Senior Lien, LINXS APM Project, Series A, AG	3.500%	12/31/35	150,000	144,017 (d)
Special Tax Revenue, Series C	5.500%	9/1/34	60,000	65,086
Special Tax Revenue, Series C	5.750%	9/1/37	400,000	431,623
Special Tax Revenue, Series C	6.000%	9/1/42	630,000	675,474
Special Tax Revenue, Series D	6.000%	9/1/42	265,000	284,128
California State PCFA Solid Waste Disposal Revenue, Calplant I Project, Green Bonds, Series 2017	7.500%	7/1/32	250,000	2,813 *(c)(d)(e)(f)(g)
California State School Finance Authority Revenue:
Aspire Public School, Unrefunded	5.000%	8/1/36	1,450,000	1,449,999 (c)
Classical Academy, Series A	3.000%	10/1/30	160,000	155,606 (c)
See Notes to Financial Statements.

8
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Community High School Foundation Inc., Series 2017, Refunding	5.000%	6/1/27	$50,000	$51,934 (c)(h)
Community High School Foundation Inc., Series 2017, Unrefunded	5.000%	6/1/27	50,000	50,784 (c)
John Adams Academies, Series A	4.500%	7/1/32	245,000	248,096 (c)
California Statewide CDA, Community Improvement Authority Revenue, Renaissance at City Center, Series A	5.000%	7/1/51	3,830,000	3,559,983 (c)
CMFA Special Finance Agency Essential Housing Revenue:
Junior Bonds Solana At Grand, Series 2021	4.000%	8/1/45	5,340,000	4,632,122 (c)
Junior Bonds Solana At Grand, Series 2021	4.000%	8/1/47	4,565,000	4,158,773 (c)
Junior Bonds Solana At Grand, Series 2021	4.000%	8/1/47	3,005,000	2,707,036 (c)
Junior Bonds Solana At Grand, Series 2022	4.375%	8/1/49	1,790,000	1,506,492 (c)
CSCDA, CA, Improvement Authority Revenue:
Essential Housing, Jefferson-Anaheim Social Bonds	2.875%	8/1/41	155,000	139,835 (c)
Essential Housing, Mezzanine Lien, Waterscape Apartments Social Bonds	4.000%	9/1/46	1,490,000	1,216,995 (c)
Essential Housing, Mezzanine Lien,Towne-Glendale Social Bonds	5.000%	9/1/37	900,000	906,357 (c)
Elsinore Valley Municipal Water Special Tax Revenue, Community Facilities District No 2020, Series A	4.000%	9/1/27	100,000	100,794 (c)
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series B (3 mo. Term SOFR x 0.670 + 0.262%)	4.447%	11/15/27	3,000,000	3,036,004 (b)
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.000%	9/1/32	500,000	532,962
Community Facilities District No 2023-1	5.000%	9/1/38	435,000	452,351
San Francisco, CA, City & County Development Special Tax Revenue, Mission Rock Facilities & Services, Series A	4.000%	9/1/36	100,000	99,419 (c)
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	4.524%	11/1/38	1,405,000	1,358,396 (b)
Total California				65,066,309
Colorado — 1.8%
Bradburn Metropolitan District No 2, Colorado Limited Tax, GO, Improvement Bonds, Series A, Refunding	5.000%	12/1/38	600,000	601,557
Colorado Educational & Cultural Facilities Authority, Charter School, Golden View Classical Academy Project, Refunding	4.000%	1/1/32	200,000	201,403
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series A-1, Refunding	4.000%	8/1/37	1,560,000	1,566,127
Commonspirit Health Initiatives, Series A-1, Refunding	4.000%	8/1/38	685,000	685,073
Commonspirit Health Initiatives, Series A-1, Refunding	4.000%	8/1/39	1,405,000	1,371,555
Commonspirit Health Initiatives, Series A-2, Refunding	5.000%	8/1/39	2,000,000	2,064,792
Improvement and Refunding Revenue, Christian Living Neighborhoods, Series 2019	4.000%	1/1/29	100,000	99,660
Improvement Second Tier Bonds, Bethesda Project	5.250%	9/15/45	1,575,000	1,555,310
Denver, CO, Health & Hospital Authority Revenue:
Series 2017, Refunding	4.000%	12/1/36	205,000	199,949 (c)
Series 2019, Refunding	4.000%	12/1/37	1,060,000	1,019,092
Series 2019, Refunding	4.000%	12/1/38	1,250,000	1,182,817
Series 2019, Refunding	4.000%	12/1/39	1,820,000	1,697,489
Series 2019, Refunding	5.000%	12/1/45	990,000	994,689
E-470 Public Highway Authority Revenue, CO, Senior Bonds, Series B, Refunding (SOFR x 0.670 + 0.750%)	3.537%	9/1/26	1,000,000	997,965 (a)(b)
See Notes to Financial Statements.

9
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Kinston Metropolitan District, CO, GO, Series A, Refunding	5.500%	12/1/45	$560,000	$562,030 (c)(i)
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	1,300,000	1,405,264 (c)
Southglenn Metropolitan District, CO, GO, Refunding	5.000%	12/1/30	100,000	100,091
Southlands Metropolitan District No 1, CO, GO:
Series A	3.500%	12/1/27	160,000	158,421
Series A, Refunding	3.500%	12/1/27	100,000	98,973
Series A, Refunding	5.000%	12/1/37	310,000	310,328
Sterling Ranch Community Authority Board, CO, Special Assessment Revenue, Board Douglas County Colorado Special Improvement District No 1	5.625%	12/1/43	1,269,000	1,284,016
Total Colorado				18,156,601
Connecticut — 0.7%
Connecticut State HEFA Revenue:
Masonicare Issue, Series F, Refunding	5.000%	7/1/37	1,160,000	1,156,441
Masonicare Issue, Series F, Refunding	5.000%	7/1/43	5,500,000	5,136,409
McLean Affiliates Obligated Group, Series A	5.000%	1/1/30	100,000	100,313 (c)
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/29	5,000	5,181
Total Connecticut				6,398,344
Delaware — 0.2%
Delaware State EDA Revenue, Charter Schools Revenue, Series 2021, Refunding	4.000%	9/1/41	1,000,000	899,072
Delaware State Housing Authority Revenue, Senior Single Family Mortgage Revenue, Series B, GNMA/FNMA/FHLMC	4.650%	7/1/40	1,000,000	1,015,517
Kent County, DE, Revenue, Student Housing and Dining Facility, University Project, Series A	5.000%	7/1/29	100,000	102,200
Total Delaware				2,016,789
District of Columbia — 0.0%††
District of Columbia Revenue:
DC Project, Smart Street Lighting Project Series A	5.500%	8/31/33	250,000	282,396 (d)
DC Project, Smart Street Lighting Project Series A	5.500%	8/31/36	25,000	28,251 (d)
DC Project, Smart Street Lighting Project Series A	5.500%	2/28/37	120,000	135,153 (d)
Total District of Columbia				445,800
Florida — 11.7%
Antillia, FL, Community Development District Miami-Dade County Special Assessment Revenue, Series 2024	5.000%	5/1/31	185,000	189,410
Artisan, FL, Lakes East Community Development District Revenue, Manatee County Florida Capital Improvement Bond	2.300%	5/1/26	100,000	99,065 (c)
Astonia, FL, Community Development District Polk County, Special Assessment Revenue, Assessment Area One, Series 2020	3.375%	5/1/30	145,000	144,973 (c)
Avalon, FL, Groves Community Development District Special Assessment Revenue, Assessment Area One, Series 2021	2.375%	5/1/26	35,000	34,726
Avalon, FL, Park West Community Development District Special Assessment Revenue, Series 2020, Refunding	3.250%	5/1/30	100,000	98,494 (c)
Aventura, FL, Isles Community Development District Miami-Dade County Special Assessment Revenue, Series 2024, Refunding	5.000%	5/1/43	1,210,000	1,206,437
Babcock Ranch, FL, Community Independent Special District Revenue:
Charlotte County, Special Assessment Revenue, Assessment Area Three	3.000%	5/1/30	145,000	142,380
Charlotte County, Special Assessment Revenue, Assessment Area Two	3.000%	5/1/30	50,000	49,326
See Notes to Financial Statements.

10
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Charlotte County, Special Assessment Revenue, Series 2022	4.125%	5/1/27	$525,000	$527,029
Charlotte County, Special Assessment Revenue, Series 2022	4.250%	5/1/32	55,000	56,026
Bella Tara, FL, Community Development District Revenue, Osceola County, Special Assessment Revenue, Assessment Area One, Series 2025	5.875%	5/1/45	805,000	823,977
Belmond Reserve, FL, Community Development District Special Assessment Revenue, Series 2020	3.250%	5/1/30	100,000	98,827
Berry Bay, FL, Community Development District Special Assessment Revenue, Assessment Area One, Series 2021	3.125%	5/1/31	100,000	95,271
Black Creek, FL, Community Development District Miami-Dade County Florida Special Assessment Revenue, Expansion Area Project	5.125%	6/15/32	100,000	105,915
Brevard County, FL, Health Facilities Authority Hospital Revenue, Series A, Refunding	5.000%	4/1/47	1,615,000	1,620,994
Brightwater, FL, Community Development District Capital Improvement Revenue, Assessment Area Two	5.350%	5/1/44	250,000	250,084 (c)
Buena Lago, FL, Community Development District Capital Improvement Revenue, Series 2022	5.250%	5/1/42	665,000	678,199
Capital Projects, FL, Finance Authority Revenue:
Student Housing, Loan Program, Series A, Refunding	5.000%	10/1/30	1,000,000	1,074,186
Student Housing, Loan Program, Series A, Refunding	5.000%	10/1/32	1,555,000	1,649,801
Student Housing, Loan Program, Series A, Refunding	5.000%	10/1/34	1,000,000	1,047,537
Student Housing, Loan Program, Series A, Refunding	5.000%	10/1/35	1,000,000	1,040,140
Student Housing, Loan Program, Series A, Refunding	5.250%	6/1/44	1,000,000	982,236 (c)
Capital Trust, FL, Agency Inc. Revenue:
Academir Charter Schools Inc.	3.000%	7/1/31	125,000	116,948 (c)
Lease Revenue, South Tech Schools Project	5.000%	6/15/40	1,015,000	981,794 (c)
Liza Jackson Preparatory School Inc.	4.000%	8/1/30	210,000	212,112
Liza Jackson Preparatory School Inc.	5.000%	8/1/40	220,000	220,746
University Bridge LLC	4.000%	12/1/28	200,000	200,533 (c)
University Bridge LLC	5.250%	12/1/43	4,375,000	4,329,381 (c)
Capital Trust, FL, Agency Inc. Senior Revenue:
Educational Growth Fund LLC, Charter School Portfolio Projects, Series A-1	3.375%	7/1/31	85,000	82,187 (c)
WFCS Portfolio Projects, Series A-1	3.300%	1/1/31	275,000	260,058 (c)
Capital Trust, FL, Authority Educational Facilities Revenue:
Academir Charter Schools Inc., Series A	5.625%	7/1/40	1,785,000	1,794,257 (c)
Academir Charter Schools Inc., Series A	6.250%	7/1/45	1,000,000	1,009,728 (c)
Bonds Gulf Coast Portfolio, Refunding	0.000%	3/1/29	855,000	716,505 (c)
Tech Student Housing I LLC, Institute of Technology Project, Series A	4.750%	7/1/40	450,000	443,961 (c)
Tech Student Housing I LLC, Institute of Technology Project, Series A	5.000%	7/1/45	350,000	336,668 (c)
Caymas, FL, Community Development District Revenue, Collier County Capital Improvement Bond, Assessment Area One	4.450%	5/1/31	240,000	244,223
Cedar Crossings, FL, Community Development District Revenue, Polk County, Special Assessment Revenue, Series 2025	5.300%	5/1/45	500,000	489,507 (c)
Celebration Community Development District Special Assessment Revenue, Assessment Area One	3.125%	5/1/41	50,000	41,718
Central Parc, FL, Community Development District Special Assessment Revenue, City of North Port Florida, Series 2024	5.700%	5/1/44	1,000,000	1,000,307
See Notes to Financial Statements.

11
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Chaparral of Palm Bay Community Development District Revenue, Capital Improvement, Assessment Area Two	4.500%	5/1/31	$410,000	$416,123
Charlotte County, FL, IDA Revenue, Town & Country Utilities Project	5.125%	10/1/35	500,000	511,105 (d)
Coddington, FL, Community Development District Revenue, Capital Improvement, Series 2022	5.000%	5/1/32	270,000	287,426
Connerton, FL, East Community Development District Special Assessment Revenue:
Assessment Area One	4.250%	6/15/30	165,000	168,712
Assessment Area Two	5.450%	6/15/45	500,000	503,657
Coral Bay, FL, Community Development District, Special Assessment Revenue, Series 2022	5.500%	5/1/42	280,000	287,420
Coral Keys, FL, Community Development District, Special Assessment Revenue, Series 2020	3.125%	5/1/30	165,000	163,093
Cordoba Ranch, FL, Community Development District, Special Assessment Revenue, Series 2021, Refunding	3.000%	5/1/31	100,000	98,128
Cordova Palms, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2022	4.800%	5/1/27	50,000	50,489
Series 2021	2.800%	5/1/31	100,000	94,525
Creekview, FL, Community Development District, Special Assessment Revenue, Series 2024	5.375%	5/1/44	470,000	462,944
Cresswind DeLand, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2024	5.375%	5/1/44	700,000	691,094
Curiosity Creek, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2024	4.650%	5/1/31	300,000	304,457 (c)
Cypress Bluff, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2025	5.300%	5/1/45	660,000	653,181
Series 2020	3.125%	5/1/30	55,000	54,434 (c)
Cypress Park Estates, FL, Community Development District, Special Assessment Revenue, Series 2022	4.375%	5/1/27	55,000	55,237
Cypress Ridge, FL, Community Development District, Special Assessment Revenue, Series 2023	4.875%	5/1/30	345,000	353,667
Darby, FL, Community Development District, Special Assessment Revenue, Series 2024A-2	5.875%	5/1/35	300,000	312,294
Del Webb Oak Creek, FL, Community Development District, Special Assessment Revenue:
Series 2023	4.125%	5/1/30	105,000	106,928
Series 2025	5.375%	5/1/45	375,000	373,166 (c)(i)
Del Webb River Reserve, FL, Community Development District, Special Assessment Revenue, Series 2025	5.625%	5/1/45	425,000	433,809
Downtown Doral South, FL, Community Development District, Special Assessment Revenue, Series 2018	4.250%	12/15/28	215,000	217,174 (c)
DW Bayview, FL, Community Development District, Special Assessment Revenue, Series 2021	3.000%	5/1/32	100,000	97,777 (c)
East 547, FL, Community Development District, Special Assessment Revenue, Series 2024	5.500%	5/1/30	140,000	145,029
See Notes to Financial Statements.

12
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
East Bonita Beach Road, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2021	3.000%	5/1/32	$100,000	$97,604
East Nassau County, FL, Special Assessment Revenue, Stewardship District, Series 2025	6.000%	5/1/45	1,000,000	1,025,897
Edgewater East, FL, Community Development District, Special Assessment Revenue:
Series 2021	3.100%	5/1/31	100,000	96,456
Series 2022	3.000%	5/1/27	125,000	123,610
Enbrook, FL, Community Development District, Special Assessment Revenue, Series 2020	3.000%	5/1/30	100,000	96,503 (c)
Entrada, FL, Community Development District, Special Assessment Revenue, Series 2024	5.000%	5/1/44	300,000	292,732
Epperson North, FL, Community Development District, Special Assessment Revenue:
Series 2021	3.000%	5/1/31	80,000	76,571
Series 2024	4.500%	5/1/31	135,000	137,292
Escambia, FL, County Health Facilities Authority Revenue:
Baptist Health Care Corp. Obligated Group, Series A, Refunding	5.000%	8/15/38	1,000,000	1,021,530
Baptist Hospital Inc. Project, Series A, Refunding	5.000%	8/15/34	2,240,000	2,348,351
Baptist Hospital Inc. Project, Series A, Refunding	5.000%	8/15/40	200,000	202,582
Everlands II, FL, Community Development District, Special Assessment Revenue, Series 2024	5.200%	6/15/44	125,000	125,216
Everlands, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.200%	6/15/44	750,000	738,913 (c)
Series 2024	5.250%	6/15/44	275,000	276,216
Florida State Development Finance Corp. Revenue:
Brightline Passenger Rail Project, Series 2024, Refunding	0.000%	10/11/25	800,000	499,000 (a)(b)(c)(d)
Brightline Passenger Rail Project, Series 2025	10.000%	10/31/25	350,000	298,191 (a)(b)(c)(d)
Glenridge on Palmer Ranch Obligated Group, Series 2021, Refunding	5.000%	6/1/31	200,000	210,429 (c)
Health Jacksonville Project, Series 2022, Refunding	5.000%	2/1/37	850,000	886,397
Health Jacksonville Project, Series 2022, Refunding	5.000%	2/1/39	2,640,000	2,718,613
Mayflower Retirement Community Project, Series 2021, Refunding	4.000%	6/1/31	100,000	98,094 (c)
Florida State Housing Finance Corp. Revenue:
Homeowner Mortgage Revenue, Series 3, GNMA/FNMA/FHLMC	5.000%	7/1/45	430,000	437,870
Homeowner Mortgage Revenue, Series 5, GNMA/FNMA/FHLMC	4.900%	7/1/45	875,000	900,468 (i)
Florida State Local Government Finance Commission, Educational Facilities Revenue, Bridgeprep Academy Projects, Series A	6.000%	6/15/45	1,000,000	1,018,118 (c)
Florida State Municipal Loan Council, Capital Improvement Revenue, Shingle Creek Transit and Utility Community Development District	5.150%	5/1/44	220,000	221,742 (d)
Flow Way, FL, Community Development District, Special Assessment Revenue, Series 2024, Refunding	5.000%	5/1/44	1,000,000	998,205
Forest Lake, FL, Community Development District, Special Assessment Revenue, Series 2020	3.250%	5/1/30	145,000	143,905 (c)
Fox Branch Ranch, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	5.200%	5/1/45	530,000	522,574
Gardens at Hammock Beach, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2024	5.375%	5/1/44	610,000	612,483
See Notes to Financial Statements.

13
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Grand Oaks, FL, Community Development District, Special Assessment Revenue, Series 2020	4.000%	5/1/30	$150,000	$150,980
Grande Pines, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2024	4.650%	5/1/34	430,000	439,258
Hacienda North, FL, Community Development District, Special Assessment Revenue, Series 2023	5.500%	5/1/33	135,000	142,562
Hammock Oaks, FL, Community Development District, Special Assessment Revenue, Series 2020	5.000%	5/1/31	120,000	122,645
Hammock Reserve, FL, Community Development District, Special Assessment Revenue, Series 2020	3.250%	5/1/30	100,000	99,036
Harmony on Lake Eloise, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2025	5.450%	11/1/45	500,000	499,445
Harvest Ridge, FL, Community Development District, Special Assessment Revenue, Series 2024	5.125%	5/1/44	500,000	502,155
Hawkstone, FL, Community Development District, Special Assessment Revenue, Series 2023	4.375%	5/1/30	80,000	81,479
Herons Glen, FL, Recreation District, Special Assessment Revenue, Series 2020, Refunding, BAM	3.000%	5/1/32	100,000	99,426
Hickory Tree, FL, Community Development District, Special Assessment Revenue, Series 2024	4.500%	5/1/31	455,000	460,813
Highland Trails, FL, Community Development District, Special Assessment Revenue, Series 2024	4.700%	5/1/31	190,000	193,961
Hillcrest Preserve, FL, Community Development District, Special Assessment Revenue, Series 2024	5.000%	5/1/44	250,000	239,918 (c)
Hills of Minneola, FL, Community Development District, Special Assessment Revenue, Series 2021	2.375%	5/1/26	25,000	24,788
Holly Hill Road East, FL, Community Development District, Special Assessment Revenue, Series 2020	4.000%	11/1/25	25,000	24,999
Hunt Club Grove, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2024	4.850%	6/15/31	225,000	228,790
Assessment Area One, Series 2024	5.375%	6/15/44	185,000	183,261
Ibis Landing, FL, Community Development District, Special Assessment Revenue, Series 2025	5.700%	6/15/45	535,000	548,210
Indigo, FL, Community Development District, Special Assessment Revenue, Series 2021	2.700%	5/1/31	100,000	95,335
Jacksonville, FL, Health Care Facilities Revenue, Brooks Rehabilitation, Series 2020, Refunding	4.000%	11/1/40	1,565,000	1,467,253
Juniper Cove, FL, Community Development District, Capital Improvement Revenue	5.450%	5/1/45	500,000	501,247
Kelly Park, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2023	5.125%	11/1/30	180,000	185,116
Assessment Area One Project, Series 2025	5.300%	5/1/45	650,000	643,285
Keys Edge, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.100%	5/1/44	475,000	464,130
Kindred, FL, Community Development District, Special Assessment Revenue:
Series 2020	3.000%	5/1/30	155,000	152,911
Series 2023	5.650%	5/1/43	315,000	326,067
See Notes to Financial Statements.

14
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Kingman Gate, FL, Community Development District, Special Assessment Revenue:
Series 2020	3.125%	6/15/30	$110,000	$109,702
Series 2021	2.500%	6/15/26	20,000	19,859
Kissimmee Park, FL, Community Development District, Capital Improvement Revenue, Assessment Area One Project	5.875%	5/1/45	430,000	440,137
Lake Mattie Preserve, FL, Community Development District, Capital Improvement Revenue, Phase 1 Project	5.500%	5/1/44	1,000,000	994,815
Lakes at Bella Lago, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	5.750%	5/1/43	165,000	168,803
Lakes by the Bay South, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/34	440,000	475,031
Lakes of Sarasota, FL, Community Development District, Capital Improvement Revenue:
Assessment Area One Project	3.400%	5/1/31	135,000	132,368
Assessment Area Two Project	3.000%	5/1/26	80,000	79,687
Series 2024	5.300%	5/1/44	425,000	417,364
Series 2025	5.500%	5/1/45	630,000	626,560
Lakeside at Satilla, FL, Community Development District, Capital Improvement Revenue	5.375%	5/1/45	600,000	597,051 (c)
Lakewood Ranch Stewardship District, FL, Special Assessment Revenue:
Azario Project	3.200%	5/1/30	175,000	172,507
Lakewood Ranch Southeast Project	5.500%	5/1/40	825,000	845,505
Lorraine Lakes Project	3.125%	5/1/30	60,000	58,857 (c)
Northeast Sector Project - Phase 2, Refunding	3.200%	5/1/30	100,000	97,871 (c)
Palm Grove Project	5.250%	5/1/44	580,000	584,172
Star Farms At Lakewood Ranch Project – Phase 1/2	2.700%	5/1/31	100,000	94,413
Taylor Ranch Project	6.125%	5/1/43	500,000	527,531
Villages of Lakewood Ranch South Project	4.250%	5/1/26	460,000	461,233
Langley South, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.125%	5/1/44	215,000	210,214
Lawson Dunes, FL, Community Development District, Special Assessment Revenue	4.375%	5/1/27	65,000	65,375
Lee County, FL, IDA, Healthcare Facilities Revenue, Shell Point Obligated Group	4.375%	11/15/29	1,000,000	1,007,313
Longleaf, FL, Community Development District, Capital Improvement Revenue:
Assessment Area One Project, Series 2024	4.500%	5/1/31	140,000	143,138 (c)
Assessment Area Two Project, Series 2024	4.375%	5/1/31	250,000	252,487
Los Cayos, FL, Community Development District, Special Assessment Revenue	4.400%	6/15/31	265,000	270,679
LT Ranch, FL, Community Development District, Capital Improvement Revenue, Phase 2 Assessment Area	5.000%	5/1/27	105,000	106,362
LTC Ranch West Residential, FL, Community Development District, Special Assessment Revenue, Assessment Area Four Project, Refunding	5.375%	5/1/44	505,000	492,261
Madeira, FL, Community Development District, Capital Improvement Revenue, Assessment Area Two Project	5.500%	5/1/45	500,000	493,159
Magnolia Island, FL, Community Development District, Capital Improvement Revenue, Assessment Area One Project	5.550%	5/1/45	250,000	248,053
Magnolia Park, FL, Community Development District, Special Assessment Revenue, Refunding	4.000%	5/1/31	47,000	48,419 (c)
See Notes to Financial Statements.

15
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Marion Ranch, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.100%	5/1/31	$185,000	$189,465
Series 2024	5.700%	5/1/44	915,000	922,693
Meadow View at Twin Creeks, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/31	70,000	66,830
Miami, FL, HFA Revenue, Miami Jewish Health Systems Inc. Project, Refunding	5.000%	7/1/28	150,000	149,380
Middleton A, FL, Community Development District, Special Assessment Revenue	5.450%	5/1/32	200,000	215,042
Mirada II, FL, Community Development District, Special Assessment Revenue	3.125%	5/1/31	100,000	92,526
Newport Isles, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/44	440,000	428,829
Newton Road, FL, Community Development District, Special Assessment Revenue	5.500%	6/15/45	835,000	836,784 (c)(i)
Normandy, FL, Community Development District, Capital Improvement Revenue:
Assessment Area One Project, Series 2024	4.625%	5/1/31	435,000	440,609 (c)
Assessment Area One Project, Series 2024	5.300%	5/1/44	335,000	324,045 (c)
North Powerline Road, FL, Community Development District, Special Assessment Revenue	4.750%	5/1/27	85,000	85,796 (c)
North River Ranch Improvement Stewardship District, FL, Special Assessment Revenue, Manatee County	5.700%	5/1/29	145,000	148,836
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	400,000	403,614 (c)(i)
Old Hickory, FL, Community Development District, Special Assessment Revenue	3.000%	6/15/30	100,000	97,477
Orlando, FL, Contract Tourist Development Tax Revenue, Series 2025, AG	5.500%	11/1/50	2,560,000	2,727,233
Pacific Ace, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	5.200%	5/1/44	500,000	495,592
Palermo, FL, Community Development District, Special Assessment Revenue:
Assessment Area Two Project, Series 2025	5.350%	6/15/45	745,000	752,170
Series 2023	4.125%	6/15/30	65,000	66,248
Palm Beach County, FL, Health Facilities Authority Hospital Revenue, Jupiter Medical Center Project, Series A	5.000%	11/1/39	190,000	195,536
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	300,000	329,278
Jupiter Medical Center Project, Series A	5.000%	11/1/36	965,000	1,015,570
Jupiter Medical Center Project, Series A	5.000%	11/1/37	585,000	610,802
Jupiter Medical Center Project, Series A	5.000%	11/1/38	25,000	25,892
Jupiter Medical Center Project, Series A	5.000%	11/1/40	625,000	639,232
Jupiter Medical Center Project, Series A	5.000%	11/1/41	90,000	91,707
Jupiter Medical Center Project, Series A	5.000%	11/1/42	145,000	146,999
Lifespace Communities Inc.	5.000%	5/15/37	1,295,000	1,296,203
Lifespace Communities Inc.	5.000%	5/15/41	625,000	625,175
Lifespace Communities Inc., Refunding	5.000%	5/15/27	307,000	307,133
Lifespace Communities Inc., Refunding	4.000%	5/15/35	710,000	697,741
Palm Coast Park, FL, Community Development District, Special Assessment Revenue:
Series 2022	4.150%	5/1/27	200,000	200,975
Series 2024	5.000%	5/1/44	270,000	261,273
See Notes to Financial Statements.

16
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Palm Gate, FL, Community Development District, Special Assessment Revenue	5.300%	6/15/45	$595,000	$581,353
Parkview at Long Lake Ranch, FL, Community Development District, Special Assessment Revenue	3.125%	5/1/30	100,000	96,942
Parrish Lakes II, FL, Community Development District, Capital Improvement Revenue	5.125%	5/1/44	500,000	484,851
Parrish Lakes, FL, Community Development District, Capital Improvement Revenue:
Assessment Area Three Project	5.000%	5/1/31	260,000	265,258
Series 2023	4.000%	5/1/30	155,000	156,597
Series 2024	5.500%	5/1/44	1,000,000	998,263
Parrish Plantation, FL, Community Development District, Special Assessment Revenue:
Assessment Area Three Project	5.800%	5/1/44	200,000	204,399
Series 2021	3.125%	5/1/31	100,000	96,776
Series 2024	4.750%	5/1/31	80,000	82,074
Pasadena Ridge, FL, Community Development District, Capital Improvement Revenue	5.050%	5/1/44	250,000	242,525
Peace Creek Village, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.500%	5/1/44	825,000	830,869
Series 2025	4.625%	5/1/31	325,000	331,911
Peace Crossing, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/31	325,000	329,030
Pine Ridge Plantation, FL, Community Development District, Special Assessment Revenue, Refunding	3.300%	5/1/30	150,000	149,688
Pioneer Ranch, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/44	555,000	531,987
Preserve at Legends Pointe, FL, Community Development District, Capital Improvement Revenue	5.625%	5/1/45	535,000	541,515 (c)
Preserve at South Branch, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/31	100,000	98,729
Reflection Bay, FL, Community Development District, Special Assessment Revenue	5.625%	5/1/45	210,000	212,071
Regal Village, FL, Community Development District, Capital Improvement Revenue	5.200%	5/1/44	230,000	229,593
Reserve at Van Oaks, FL, Community Development District, Special Assessment Revenue	5.125%	5/1/43	180,000	182,361
Reunion East, FL, Community Development District, Special Assessment Revenue	2.850%	5/1/31	100,000	95,015
Reunion West, FL, Community Development District, Special Assessment Revenue, Assessment Area Four Project	4.750%	11/1/38	120,000	120,424 (c)
River Hall, FL, Community Development District, Capital Improvement Revenue:
Assessment Area Five Project	5.350%	5/1/44	600,000	592,007 (c)
Assessment Area Four Project	6.250%	5/1/43	170,000	179,155
River Landing, FL, Community Development District, Capital Improvement Revenue	5.200%	5/1/45	640,000	631,799
Rivers Edge II, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/31	100,000	95,471
See Notes to Financial Statements.

17
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Rivers Edge III, FL, Community Development District, Capital Improvement Revenue, St. Johns County	2.400%	5/1/26	$100,000	$99,134 (c)
Rolling Oaks, FL, Community Development District, Special Assessment Revenue	6.250%	5/1/42	220,000	230,225 (c)
Rye Ranch, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.000%	11/1/30	40,000	41,045 (c)
Saddle Creek Preserve of Polk County, FL, Community Development District, Special Assessment Revenue	3.000%	6/15/30	80,000	78,594
Saltmeadows, FL, Community Development District, Special Assessment Revenue:
Series 2022	5.250%	5/1/42	165,000	166,828
Series 2025	5.750%	5/1/45	230,000	234,828 (c)
Sanctuary Cove, FL, Community Development District, Special Assessment Revenue	2.125%	5/1/26	70,000	69,283
Sandmine Road, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2020	3.125%	5/1/30	100,000	99,770 (c)
Assessment Area Two Project, Series 2021	2.300%	11/1/26	25,000	24,704
Sandridge, FL, Community Development District, Special Assessment Revenue	2.875%	5/1/26	100,000	99,543
Sawgrass Village, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	6.125%	11/1/43	155,000	161,627
Sawyers Landing, FL, Community Development District, Special Assessment Revenue	3.750%	5/1/31	150,000	150,349
Scenic Terrace North, FL, Community Development District, Special Assessment Revenue	5.125%	5/1/30	300,000	308,120
Seaton Creek Reserve, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	4.625%	6/15/30	20,000	20,497 (c)
Sebastian Isles, FL, Community Development District, Capital Improvement Revenue	5.000%	5/1/44	175,000	171,372
Sherwood Manor, FL, Community Development District, Special Assessment Revenue	4.625%	5/1/30	95,000	97,287
Shingle Creek at Bronson, FL, Community Development District, Special Assessment Revenue	3.100%	6/15/31	100,000	98,613
Silver Oaks, FL, Community Development District, Special Assessment Revenue	4.700%	5/1/31	205,000	209,402
Six Mile Creek, FL, Community Development District, Capital Improvement Revenue:
Assessment Area Two Project, Series 2021, Refunding	3.100%	5/1/31	75,000	72,122
Series 2024	5.100%	5/1/44	490,000	472,611
Somerset Bay, FL, Community Development District, Capital Improvement Revenue, Assessment Area One Project	4.850%	5/1/31	305,000	309,692 (c)
Sorrento Pines, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project	4.375%	5/1/30	45,000	46,022
Assessment Area One Project	5.250%	5/1/43	180,000	183,087
South Fork East, FL, Community Development District, Capital Improvement Revenue, Refunding	4.000%	5/1/31	1,390,000	1,390,749
See Notes to Financial Statements.

18
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Southern Groves No 5, FL, Community Development District, Special Assessment Revenue:
Port St. Lucie, Series 2022	5.800%	5/1/42	$500,000	$527,586
Port St. Lucie, Series 2024	5.450%	5/1/44	345,000	354,630
Springs at Lake Alfred, FL, Community Development District, Special Assessment Revenue	5.250%	5/1/44	365,000	363,927
St Augustine Lakes, FL, Community Development District, Special Assessment Revenue:
Series 2022	5.375%	6/15/42	95,000	96,831
St. Johns County, Series 2022	4.700%	6/15/29	440,000	448,731
Stillwater, FL, Community Development District, Special Assessment Revenue	3.000%	6/15/31	100,000	94,996 (c)
Stonegate Preserve, FL, Community Development District, Special Assessment Revenue	5.700%	6/15/45	700,000	716,104
Stuart Crossing, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	4.375%	5/1/31	170,000	173,140 (c)
Summer Woods, FL, Community Development District, Special Assessment Revenue	3.150%	5/1/31	75,000	72,163
Summit View, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	4.750%	5/1/31	405,000	413,810
Sunbridge Stewardship District, FL, Special Assessment Revenue, Del Webb Phase 1/2 Project	4.500%	5/1/27	135,000	136,131
Tamarindo, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/31	100,000	95,375
Terreno, FL, Community Development District, Special Assessment Revenue	5.400%	5/1/45	550,000	552,193
Timber Creek Southwest, FL, Community Development District, Special Assessment Revenue	3.000%	6/15/30	150,000	144,952
Tohoqua, FL, Community Development District, Special Assessment Revenue:
Phase 2 Project	2.875%	5/1/31	100,000	97,347
Phase 4A/5A Project	2.500%	5/1/26	60,000	59,545
Tradition No 9, FL, Community Development District, Special Assessment Revenue	2.700%	5/1/31	100,000	94,076
Trevesta, FL, Community Development District, Special Assessment Revenue	3.250%	5/1/30	100,000	96,280 (c)
Twisted Oaks Pointe, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project	5.375%	5/1/43	740,000	746,378
Assessment Area Two Project	5.875%	5/1/43	170,000	174,589
Two Lakes, FL, Community Development District, Special Assessment Revenue	4.000%	12/15/28	275,000	276,572 (c)
Two Ridges, FL, Community Development District, Special Assessment Revenue, Pasco County	5.750%	5/1/45	500,000	510,846
Two Rivers West, FL, Community Development District, Special Assessment Revenue:
Pasco County, Refunding	5.250%	5/1/28	245,000	249,888
Pasco County, Refunding	5.375%	5/1/33	150,000	158,707
Varrea South, FL, Community Development District, Capital Improvement Revenue:
Series 2025	4.750%	5/1/35	235,000	241,183 (c)
Series 2025	5.625%	5/1/45	585,000	593,483 (c)
V-Dana, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2021	3.125%	5/1/31	100,000	96,776
See Notes to Financial Statements.

19
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Assessment Area Two Project, Series 2025	5.375%	5/1/45	$500,000	$496,946
Venetian Parc, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project, Refunding	5.000%	5/1/44	1,000,000	998,205
Venice, IN, Retirement Community Revenue, Tax-Exempt, Isle Project, Series B	4.500%	1/1/30	550,000	551,827 (c)
Veranda, FL, Community Development District, Special Assessment Revenue:
Veranda Estates Project, Series 2021, Refunding	3.100%	5/1/31	70,000	67,076 (c)
Veranda Estates Project, Series 2024, Refunding	4.500%	5/1/31	175,000	178,882
Verano No 2, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.350%	5/1/44	565,000	558,772
Series 2024	5.500%	5/1/44	815,000	818,021
Verano No 4, FL, Community Development District, Special Assessment Revenue, Phase 2 Project	5.750%	5/1/45	165,000	169,106
Viera Stewardship District, FL, Special Assessment Revenue, Village 2 - Series 2021 Project	2.800%	5/1/31	130,000	122,196
Village No 13, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/29	80,000	78,705
Village No 5, FL, Community Development District, Special Assessment Revenue:
Phase 1 Project, Refunding	4.000%	5/1/33	1,120,000	1,119,243
Phase 2 Project, Refunding	4.000%	5/1/34	1,535,000	1,522,483
Villamar, FL, Community Development District, Special Assessment Revenue:
Assessment Area Five Project, Series 2025	5.625%	5/1/43	185,000	190,041
Assessment Area Six Project, Series 2024	4.625%	5/1/31	185,000	189,445
Waterford, FL, Community Development District, Capital Improvement Revenue, Assessment Area Two Project	5.200%	5/1/44	505,000	491,800
Waterset South, FL, Community Development District, Special Assessment Revenue:
Hillsborough County, Series 2022	5.375%	5/1/32	100,000	105,267
Hillsborough County, Series 2022	5.900%	5/1/42	250,000	260,183
Hillsborough County, Series 2025	5.500%	5/1/45	300,000	298,371 (c)(i)
Wellness Ridge, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	5.000%	6/15/44	355,000	345,507 (c)
West Villages Improvement District, FL, Special Assessment Revenue:
Assessment Area One	5.750%	5/1/45	410,000	423,840
Unit of Development No 7	3.125%	5/1/31	100,000	94,504
Unit of Development No 8	4.625%	5/1/29	265,000	270,189
Unit of Development No 8	5.375%	5/1/42	235,000	241,070
Willowbrook, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	4.950%	5/1/31	205,000	208,902
Winding Oaks, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.400%	5/1/44	500,000	494,510
Windsor Cay, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	4.600%	5/1/31	220,000	226,131
Windward, FL, Community Development District, Special Assessment Revenue	3.650%	5/1/30	100,000	99,127
Wiregrass II, FL, Community Development District, Capital Improvement Revenue, Assessment Area Two Project	4.500%	5/1/27	165,000	165,997
See Notes to Financial Statements.

20
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Woodcreek, FL, Community Development District, Capital Improvement Revenue, Assessment Area Two Project	5.350%	5/1/45	$575,000	$560,297
Woodland Preserve, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.300%	5/1/45	630,000	623,491 (c)
Woodland Ranch Estates, FL, Community Development District, Special Assessment Revenue	5.550%	5/1/45	500,000	499,050
Yarborough Lane, FL, Community Development District, Special Assessment Revenue:
Series 2024	4.750%	5/1/31	250,000	253,567
Series 2025	5.350%	5/1/44	245,000	241,175
Zephyrhills, FL, Abbott Square Community Development District, Special Assessment Revenue:
Series 2022	5.000%	6/15/32	200,000	208,522
Series 2025	5.375%	5/1/45	755,000	767,945
Total Florida				115,290,577
Georgia — 2.5%
DeKalb County, GA, Housing Authority Revenue, The Avenues of North Decatur, Series 2024, Refunding	4.125%	12/1/34	2,000,000	1,993,365
George L Smith II Congress Center Authority Revenue, Signia Hotel Management LLC	3.625%	1/1/31	350,000	340,241 (c)
Georgia State Housing & Finance Authority, Series C	5.050%	12/1/45	2,000,000	2,050,562
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	6/1/30	3,175,000	3,383,930 (a)(b)
Series B	5.000%	3/1/32	1,475,000	1,606,949 (a)(b)
Series B	5.000%	12/1/35	11,000,000	11,954,593 (a)(b)
Series E	5.000%	6/1/31	1,415,000	1,525,407 (a)(b)
Series E, LIQ - Royal Bank Of Canada	4.487%	6/1/31	1,280,000	1,292,328 (a)(b)
Rockdale County, GA, Development Authority Revenue, Multifamily Housing Revenue, Affordable Housing Preservation Corp., Refunding	5.375%	12/1/36	200,000	204,777
Total Georgia				24,352,152
Idaho — 0.1%
Idaho State Housing & Finance Association:
Nonprofit Facilities Revenue, College of Idaho Project, Series 2023, Refunding	5.000%	11/1/25	380,000	380,299 (c)
Nonprofit Facilities Revenue, White Pine Charter School Project, Series 2023, School Board Guaranty	5.250%	5/1/38	300,000	314,444
Total Idaho				694,743
Illinois — 12.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement:
Series 2023	5.250%	4/1/34	950,000	1,040,567
Series 2023	5.250%	4/1/37	870,000	927,190
Series 2023	5.000%	4/1/38	2,330,000	2,425,389
Series 2023	5.250%	4/1/39	1,000,000	1,050,104
Series 2023	5.250%	4/1/40	15,000	15,645
Series 2023	5.000%	4/1/45	1,295,000	1,277,251
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2023	5.750%	4/1/48	7,000,000	7,284,493
See Notes to Financial Statements.

21
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.500%	12/1/31	$2,000,000	$2,145,073
Dedicated, Series A	5.250%	12/1/35	10,000,000	10,273,557
Dedicated, Series A	5.000%	12/1/38	2,100,000	2,080,256
Dedicated, Series A	5.875%	12/1/47	1,925,000	1,937,515
Dedicated, Series A, Refunding	0.000%	12/1/25	500,000	496,897
Series A	5.000%	12/1/40	2,220,000	2,163,507
Series A	5.000%	12/1/41	500,000	479,372
Series A, Refunding, NATL	5.500%	12/1/26	2,445,000	2,482,058
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	2,385,000	2,443,274
Chicago Works, Series A	5.500%	1/1/40	8,495,000	8,667,008
Colleges Capital Improvement 1999, NATL	0.000%	1/1/33	200,000	153,024
Housing and Economic Development, Series F	6.000%	1/1/43	1,565,000	1,674,553
Series A, Refunding	5.000%	1/1/33	440,000	458,305
Series A, Refunding	5.000%	1/1/34	2,195,000	2,273,054
Series B, Refunding	4.000%	1/1/37	4,000,000	3,704,890
Series C	6.000%	1/1/43	2,250,000	2,407,504
Chicago, IL, Midway International Airport:
Senior Lien, Series A, Refunding, BAM	5.500%	1/1/38	750,000	827,370 (d)
Senior Lien, Series C, Refunding	5.000%	1/1/40	40,000	41,366 (d)
Senior Lien, Series C, Refunding	5.000%	1/1/41	1,750,000	1,793,659 (d)
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series A	4.500%	1/1/48	4,100,000	3,919,548 (d)
Trips Obligated Group, Series 2025	5.500%	7/1/39	1,400,000	1,525,779 (d)
Trips Obligated Group, Series 2025	5.500%	7/1/40	1,000,000	1,078,251 (d)
Illinois State Finance Authority Revenue:
Chicago School Series 2024	5.000%	4/1/35	400,000	431,169
Chicago School Series 2024	5.250%	4/1/37	130,000	140,025
Chicago School Series 2024	5.250%	4/1/38	1,000,000	1,066,363
Chicago School Series 2024	5.250%	4/1/41	175,000	180,300
Chicago School Series 2024	5.250%	4/1/44	1,070,000	1,084,696
Learn Charter, School Project, Series 2021, Refunding	4.000%	11/1/30	250,000	258,184
Learn Charter, School Project, Series 2021, Refunding	4.000%	11/1/31	255,000	262,753
Rosalind Franklin University Woodlands Apartment Project, Series 2025	5.250%	8/1/35	4,050,000	4,101,733 (c)
Series 2019, Refunding (1 mo. USD LIBOR x 0.680 + 0.500%)	4.062%	9/1/28	1,000,000	999,355 (a)(b)
Series B-2, Refunding	5.000%	11/15/26	1,070,000	1,081,424 (a)(b)
Surface Freight Transfer Facilites, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	1,500,000	1,540,782 (a)(b)(c)(d)
Westminster Village, Series A, Refunding	4.000%	10/1/31	980,000	972,719 (c)
Westminster Village, Series A, Refunding	5.250%	5/1/38	1,185,000	1,156,533
Illinois State Housing Development Authority Revenue, Series H, Refunding, FHA	4.000%	1/1/42	2,560,000	2,379,543
Illinois State, GO:
NATL	6.000%	11/1/26	660,000	669,706
Series A	4.000%	3/1/41	1,015,000	943,343
See Notes to Financial Statements.

22
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series A	5.000%	3/1/46	$6,710,000	$6,805,146
Series A	5.500%	3/1/47	5,500,000	5,756,006
Series B	5.250%	5/1/47	3,000,000	3,102,822
Series B	5.250%	5/1/48	3,020,000	3,112,162
Series C	5.250%	10/1/47	5,180,000	5,334,402
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, NATL	0.000%	12/15/30	300,000	253,014
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	390,000	358,541
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/53	3,500,000	3,507,139
Northeastern Illinois State University:
Participation Capital Improvement Projects, BAM	5.750%	7/1/45	1,650,000	1,759,626
Participation Capital Improvement Projects, BAM	5.250%	7/1/50	1,650,000	1,687,870
Northern Illinois State University:
Participation Energy Savings Projects, BAM	4.250%	4/1/44	1,260,000	1,165,559
Participation Energy Savings Projects, BAM	5.500%	4/1/49	2,000,000	2,092,712
Village of Lincolnwood, IL, COP, Tax Increment Revenue, North Lincoln Redevelopment Project	4.820%	1/1/41	1,535,000	1,451,187 (c)
Village of Villa Park, IL, Tax Increment Revenue, Garden Station Redevelopment Project	4.500%	12/31/38	100,000	84,945
Total Illinois				120,786,218
Indiana — 0.8%
Goshen, IN, Multifamily Housing Revenue, Green Oaks of Goshen Project, Series A	5.000%	8/1/41	1,000,000	839,288 (c)
Indiana State Finance Authority Revenue:
Federally Taxable University of Evansville Project, Educational Facilities, Series B	7.000%	9/1/32	160,000	156,365
Marquette Project, Series A, Refunding	5.125%	3/1/45	3,205,000	3,172,552
Senior Living Masonic Home Project, Series B	5.000%	5/1/40	1,625,000	1,636,347
Indiana State Housing & Community Development Authority, Vita of Marion Project, Series A	5.000%	4/1/31	677,500	656,053 (c)
Indianapolis, IN, Local Public Improvement Bond Bank, Convention Center Hotel, Series E	5.500%	3/1/38	1,000,000	1,069,460
Jeffersonville, IN, Multifamily Housing Revenue, Vivera Senior Living Project, Series A	4.750%	11/1/30	100,000	96,978 (c)
Valparaiso, IN, Multifamily Housing Revenue, Green Oaks Project, Series 2021	5.375%	12/1/41	500,000	443,051 (c)
Total Indiana				8,070,094
Iowa — 1.4%
Crawford County, IA, Memorial Hospital Iowa Revenue, Anticipation Notes, Series 2024	5.000%	6/15/27	515,000	521,658
Iowa Finance Authority:
Lifespace Communities Inc., Series 2016	5.000%	5/15/32	615,000	618,584
Lifespace Communities Inc., Series 2016	5.000%	5/15/41	1,060,000	1,057,147
Lifespace Communities Inc., Series 2018	4.125%	5/15/38	420,000	400,158
Lifespace Communities Inc., Series 2018	5.000%	5/15/43	360,000	349,755
Lifespace Communities Inc., Series 2021, Refunding	3.462%	5/15/26	500,000	489,335 (a)(b)
Lifespace Communities Inc., Series 2023, Refunding	6.600%	5/15/28	120,000	125,759
Lifespace Communities Inc., Series 2023, Refunding	6.750%	5/15/33	1,070,000	1,221,218
See Notes to Financial Statements.

23
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Iowa — continued
Lifespace Communities Inc., Series 2023, Refunding	7.250%	5/15/38	$500,000	$568,468
Presbyterian Homes Mill Pond Project, Series 2025, Refunding	5.500%	10/1/45	1,000,000	999,473 (i)
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/32	2,425,000	2,793,586 (a)(b)
Iowa State Higher Education Loan Authority Revenue, Private College Facility, University of Dubuque Project, Series 2025	5.000%	10/1/45	4,950,000	4,783,497
Total Iowa				13,928,638
Kansas — 0.4%
Garden City, KS, Special Obligation Revenue, World Star Bond Project - Phase II, Series 2025	5.375%	6/1/39	2,500,000	2,502,759 (c)
Wyandotte County, KA, Unified Government, Sales Tax Revenue, Legends Apartments Garage & West Lawn Project	4.500%	6/1/40	1,850,000	1,809,538
Total Kansas				4,312,297
Kentucky — 0.4%
Kentucky Public Energy Authority, Gas Supply Revenue:
Series A	3.987%	8/1/30	1,285,000	1,287,554 (a)(b)
Series B, Refunding	5.000%	8/1/32	2,165,000	2,347,045 (a)(b)
Total Kentucky				3,634,599
Louisiana — 0.4%
Lakeshore Villages Master, LA, Community Development District, Special Assessment Revenue:
Parish of St. Tammany, Series 2022	5.000%	6/1/32	245,000	251,349
Parish of St. Tammany, Series 2022	5.375%	6/1/42	730,000	730,710
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue:
St. John The Baptist Parish Gomesa Project	3.900%	11/1/44	160,000	138,990 (c)
Westlake Chemical Corp, Refunding	3.500%	11/1/32	1,625,000	1,588,375
New Orleans Aviation Board, LA, General Airport Revenue, Refunding	5.000%	1/1/38	1,030,000	1,096,166 (d)
Total Louisiana				3,805,590
Maine — 0.1%

Maine State, ME, Housing Authority Revenue, Social Bonds	4.500%	11/15/44	1,000,000	991,880
Maryland — 0.3%
Baltimore, MD, Special Obligation Revenue:
Harbor Point Project, Series 2016, Refunding	4.250%	6/1/26	135,000	135,102
Harbor Point Project, Series 2019, Refunding	3.250%	6/1/31	100,000	97,453 (c)
County of Frederick, MD, Tax Increment Revenue, Oakdale-Lake Linganore Project, Series 2019, Refunding	3.250%	7/1/29	115,000	111,881
Maryland State EDC, Private Activity Revenue:
Green Bonds	5.000%	6/30/36	645,000	679,501 (d)
Green Bonds	5.000%	12/31/36	425,000	446,034 (d)
Green Bonds	5.000%	12/31/38	250,000	258,433 (d)
Green Bonds	5.000%	6/30/39	540,000	556,534 (d)
Town of La Plata, MD, Special Tax Revenue, Heritage Green Project	5.750%	2/15/35	680,000	687,247 (c)
Total Maryland				2,972,185
Massachusetts — 1.0%
Massachusetts State DFA Revenue:
Bonds Lasell Village Inc., Refunding	5.250%	7/1/45	1,140,000	1,152,644
See Notes to Financial Statements.

24
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — continued
Bonds Salem Community Corp., Refunding	5.000%	1/1/28	$200,000	$203,334
CHF Merrimack Inc., Merrimack College Student Housing Project	4.250%	7/1/34	200,000	202,264 (c)
CHF Merrimack Inc., Merrimack College Student Housing Project	5.000%	7/1/44	1,500,000	1,464,474 (c)
Foxborough Regional Charter School, Refunding	5.000%	7/1/27	40,000	40,514
Seven Hills Foundation and Affiliates, Refunding	6.000%	9/1/45	400,000	429,319
WGBH Educational Foundation, Series A	5.750%	1/1/42	5,000,000	5,746,619
Massachusetts State Educational Financing Authority Revenue	4.250%	7/1/44	165,000	165,509 (d)
Total Massachusetts				9,404,677
Michigan — 2.7%
Detroit, MI, Downtown Development Tax Increment Revenue, Series 2024, Refunding	5.000%	7/1/48	1,330,000	1,376,180
Detroit, MI, GO, Unlimited Tax, Series C	6.000%	5/1/43	375,000	408,648
Grand Rapids, MI, EDC:
Beacon Hill At Eastgate Project, Series A, Refunding	4.000%	11/1/27	220,000	216,486
Beacon Hill At Eastgate Project, Series A, Refunding	4.250%	11/1/38	45,000	39,119
Kalamazoo, MI, EDC Revenue, Revel Creek Project	5.000%	5/15/43	1,120,000	1,075,683
Michigan State Finance Authority Revenue:
Lawrence Technology University, Refunding	4.000%	2/1/27	95,000	94,955
Lawrence Technology University, Refunding	4.000%	2/1/32	285,000	283,061
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.125%	2/29/44	1,515,000	1,434,547
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.500%	2/28/49	8,995,000	9,457,580
University of Detroit Mercy, Refunding	5.250%	11/1/35	800,000	848,320
University of Detroit Mercy, Refunding	5.250%	11/1/39	710,000	731,928
Michigan State HDA Revenue:
Rental Housing	5.150%	10/1/45	3,365,000	3,448,231
Single-Family Mortgage	4.650%	6/1/41	2,500,000	2,505,291 (i)
Michigan State Strategic Fund Ltd. Obligation Revenue:
I-75 Improvement Project	5.000%	12/31/33	50,000	51,824 (d)
I-75 Improvement Project	5.000%	6/30/48	100,000	98,598 (d)
I-75 Improvement Project, AG	4.125%	6/30/35	670,000	672,722 (d)
I-75 Improvement Project, AG	4.250%	12/31/38	3,975,000	3,932,981 (d)
Total Michigan				26,676,154
Minnesota — 1.1%
Duluth EDA Revenue, St. Louis County, Minnesota, Benedictine Health System, Series A, Refunding	4.000%	7/1/31	125,000	120,967
Minneapolis & St. Paul, Metropolitan Airports Commission Revenue, Subordinate, Series B	5.250%	1/1/49	6,000,000	6,231,971 (d)
Minnesota State Municipal Gas Agency Revenue, Minnesota Community Energy Commodity Supply, LIQ - Royal Bank Of Canada	3.787%	12/1/27	1,400,000	1,400,067 (a)(b)
Ramsey, MN, Charter School Lease Revenue, Pact Charter School Project, Series A, Refunding	5.000%	6/1/32	3,000,000	3,002,752
Total Minnesota				10,755,757
Mississippi — 0.2%
Mississippi Home Corp., Mortgage Revenue, GNMA/FNMA/FHLMC	4.650%	12/1/44	1,500,000	1,523,424
See Notes to Financial Statements.

25
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mississippi — continued
Mississippi State Development Bank Special Obligation, Mangolia Regional Health Center Project, Refunding	5.000%	10/1/31	$150,000	$156,621 (c)
Total Mississippi				1,680,045
Missouri — 0.1%
Missouri State HEFA Revenue:
Baptist University, Series 2025, Refunding	5.000%	10/1/35	500,000	499,070 (c)
University of Health Sciences and Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/36	25,000	21,813
University of Health Sciences and Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/37	290,000	248,597
University of Health Sciences and Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/43	140,000	107,859
Total Missouri				877,339
Nebraska — 0.5%

Nebraska State Investment Finance Authority Revenue, Social Bonds, GNMA/ FNMA/FHLMC	4.850%	9/1/40	4,840,000	4,938,819
Nevada — 0.7%
Henderson, NV, Local Improvement District No T-22, Rainbow Canyon Phase II, Local Improvement Bonds, Series 2023	5.000%	3/1/43	985,000	971,581
Las Vegas, NV, Special Improvement District No 611, Special Assessment Revenue, Local Improvement Bonds, Series 2020	3.500%	6/1/31	150,000	143,342
Las Vegas, NV, Special Improvement District No 815, Special Assessment Revenue, Local Improvement Bonds, Series 2020	4.750%	12/1/40	950,000	949,467
Las Vegas, NV, Special Improvement District No 816, Special Assessment Revenue, Local Improvement Bonds, Series 2021	2.500%	6/1/29	200,000	187,193
North Las Vegas, NV, Special Assessment Revenue, Special Improvement District No 66, Local Improvement Bonds, Series 2022	5.000%	6/1/28	140,000	143,303 (c)
Reno-Tahoe Airport Authority Revenue:
Series A	5.250%	7/1/42	1,655,000	1,738,010 (d)
Series A	5.250%	7/1/43	1,000,000	1,043,714 (d)
Series A	5.250%	7/1/44	745,000	773,561 (d)
Tahoe-Douglas Visitors Authority, NV, Revenue:
Series 2020	4.000%	7/1/26	770,000	774,115
Series 2020	5.000%	7/1/31	250,000	269,162
Total Nevada				6,993,448
New Hampshire — 0.5%

National Finance Authority, NH, Revenue, Grace Christian School Project	5.750%	8/1/45	4,400,000	4,444,289
New Jersey — 0.8%
New Jersey State EDA Revenue:
New Jersey American Water Company Inc. Project, Refunding	2.200%	12/3/29	100,000	92,110 (a)(b)(d)
Provident Group, Kean Properties	5.000%	7/1/32	100,000	100,750
Provident Group, Kean Properties	5.000%	7/1/37	50,000	49,715
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.250%	9/15/29	175,000	175,241 (d)
New Jersey State Higher Education, Student Assistance Authority Revenue:
Series 2025, Refunding	5.000%	12/1/35	3,100,000	3,264,983 (d)
Series B, Refunding	4.000%	12/1/44	880,000	834,846 (d)
See Notes to Financial Statements.

26
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Jersey — continued
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A, Refunding	4.250%	6/15/40	$3,460,000	$3,460,088
Passaic County, NJ, Improvement Authority Revenue, Community Charter School of Paterson Project	5.000%	1/1/34	280,000	289,854
Total New Jersey				8,267,587
New Mexico — 0.1%

New Mexico State Hospital Equipment Loan Council Revenue, Refunding	4.000%	6/1/33	1,000,000	1,001,615
New York — 6.1%
Build NYC Resource Corp., NY, Revenue, Senior Airport Facilities Revenue, Transportation Infrastructure	5.500%	7/1/42	1,135,000	1,204,574 (d)
MTA, NY, Transportation Revenue, Green Bonds, Series C-1, Refunding	5.000%	11/15/50	6,560,000	6,616,331
New York City, NY, HDC:
Tax-Exempt Bonds	4.375%	12/15/43	650,000	668,825
Tax-Exempt Bonds	5.250%	12/15/43	1,000,000	1,032,180
New York City, NY, Transportation Development Corp. Revenue, American Airlines Inc., John F. Kennedy International Airport Project, Refunding	2.250%	8/1/26	30,000	29,726 (d)
New York State Dormitory Authority Revenue, New York University	5.000%	7/1/30	65,000	66,821
New York State Environmental Facilities Corp., Solid Water Disposal Facility Revenue, Casella Waste Systems Inc. Project	5.125%	9/3/30	250,000	260,599 (a)(b)(c)(d)
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	210,000	197,446 (d)
Delta Air Lines Inc.	4.000%	1/1/36	1,490,000	1,434,952 (d)
Delta Air Lines Inc.	5.000%	10/1/40	13,145,000	13,288,110 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	1,820,000	2,001,649 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	2,140,000	2,237,213 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.500%	6/30/38	1,250,000	1,325,961 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/42	350,000	383,408 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.250%	6/30/43	4,930,000	5,044,358 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/44	1,000,000	1,083,379 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	4.250%	6/30/42	4,455,000	4,336,087 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.500%	6/30/43	15,000	15,532 (d)
John F. Kennedy International Airport Project	5.000%	12/1/36	250,000	264,006 (d)
John F. Kennedy International Airport Project	5.000%	12/1/37	1,030,000	1,079,649 (d)
John F. Kennedy International Airport Project	5.000%	12/1/39	360,000	371,932 (d)
John F. Kennedy International Airport Project	5.000%	12/1/40	2,905,000	2,980,653 (d)
John F. Kennedy International Airport Project	5.000%	12/1/41	3,050,000	3,108,344 (d)
John F. Kennedy International Airport Project	5.000%	12/1/42	1,215,000	1,228,941 (d)
John F. Kennedy International Airport Project, Refunding	5.250%	8/1/31	60,000	62,300 (d)
John F. Kennedy International Airport Project, Refunding	5.000%	12/1/37	610,000	632,052 (d)
See Notes to Financial Statements.

27
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
John F. Kennedy International Airport Project, Refunding	4.000%	12/1/39	$2,685,000	$2,517,541 (d)
John F. Kennedy International Airport Project, Refunding	4.000%	12/1/41	1,380,000	1,252,173 (d)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/36	425,000	443,039 (d)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/38	650,000	616,302 (d)
Terminal 4 John F. Kennedy International Airport Project, Series A, Refunding	4.000%	12/1/40	500,000	462,381 (d)
Oneida Indian Nation of New York:
Series A	8.000%	9/1/40	2,500,000	2,588,433 (c)
Tax Exempt Bonds	6.000%	9/1/43	250,000	266,543 (c)
Suffolk Regional Off-Track Betting Corp., NY, Revenue, Tax Exempt General Obligations	5.750%	12/1/44	1,000,000	1,011,190
Total New York				60,112,630
North Carolina — 0.2%
North Carolina State Medical Care Commission, Retirement Facilities Revenue:
Penick Village Project	4.750%	9/1/29	405,000	405,109
Series 2024	5.250%	12/1/49	1,500,000	1,509,234
Series B	4.250%	10/1/28	350,000	350,115
Total North Carolina				2,264,458
North Dakota — 1.3%
Burleigh County, ND, Revenue, Education Facilities University of Mary Project, Series 2016	5.100%	4/15/36	2,050,000	2,047,141
Grand Forks, ND, Health Care System Revenue:
Altru Health System, Refunding, AG	3.000%	12/1/46	680,000	511,166
Altru Health System, Series 2021, Refunding	5.000%	12/1/31	1,385,000	1,484,839
Altru Health System, Series 2021, Refunding	5.000%	12/1/33	155,000	163,704
Altru Health System, Series 2021, Refunding	4.000%	12/1/38	2,300,000	2,150,349
Altru Health System, Series 2021, Refunding	4.000%	12/1/41	2,050,000	1,824,062
Horace, ND, GO, Temporary Improvement Bonds, Series B, Refunding	4.850%	8/1/26	1,000,000	1,000,418
North Dakota State HFA Revenue:
Series A	4.500%	7/1/37	1,000,000	1,022,167
Series C	4.650%	7/1/44	1,000,000	1,012,534
Series D	4.500%	7/1/44	2,000,000	1,983,369
Total North Dakota				13,199,749
Ohio — 2.3%
Akron Bath & Copley Joint Township Hospital District Revenue:
Ohio Hospital Facilities, Summa Health Obligated Group, Series 2020, Refunding	4.000%	11/15/33	550,000	565,936
Ohio Hospital Facilities, Summa Health Obligated Group, Series 2020, Refunding	4.000%	11/15/34	130,000	133,015
Columbus Ohio Metropolitan Housing Authority Affordable Housing Revenue, Cobblestone Manor Project	4.625%	8/1/42	2,220,000	2,203,528
Columbus Ohio Metropolitan Housing Authority General Revenue:
Canals Edge Project	5.000%	4/1/35	5,000,000	5,259,306
Eden Park Project	4.000%	12/1/34	1,910,000	1,932,957
Waldren Woods Project	4.000%	6/1/34	500,000	498,888
Cuyahoga County, OH, Revenue, Independent Living Facilities, Eliza Jennings Senior Health Care Network, Series 2022A, Refunding	5.000%	5/15/32	450,000	452,225
See Notes to Financial Statements.

28
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — continued
Franklin County, OH, Convention Facilities Authority Hotel Project Revenue, Greater Columbus Convention Center, Series 2019	5.000%	12/1/30	$100,000	$102,679
Franklin County, OH, Revenue, Health Care Facilities:
Series B	4.000%	7/1/28	225,000	226,329
The Wesley Communities Obligated Group Project, Refunding	5.000%	11/15/30	100,000	102,658
The Wesley Communities Obligated Group Project, Unrefunded	4.000%	7/1/33	200,000	195,310
Hamilton County, OH, Revenue:
Life Enriching Communities Project, Series 2025, Refunding	5.125%	1/1/44	500,000	498,100
Life Enriching Communities Project, Series 2025, Refunding	5.250%	1/1/45	450,000	451,249
Ohio State Air Quality Development Authority Revenue, Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,565,000	3,639,651 (a)(b)(d)
Ohio State HFA Revenue, Middletown Phase One Project	8.000%	8/1/34	100,000	105,095
Ohio State Higher Educational Facility Commission Revenue	5.000%	12/1/32	885,000	935,826
Ohio State Hospital Revenue:
Premier Health Partners Obligated Group, Refunding	5.000%	11/15/35	1,015,000	1,061,521
Premier Health Partners Obligated Group, Refunding	4.000%	11/15/39	1,335,000	1,255,215
Premier Health Partners Obligated Group, Refunding	4.000%	11/15/40	935,000	861,938
Warren County, OH, Port Authority Revenue, Woodland Lake Development Project	5.000%	12/1/38	1,020,000	1,043,238
West Central Ohio State Port Authority Revenue, Reserve At Honey Creek Phase I Project, Step bond (0.000% to 12/1/28 then 5.500%)	0.000%	12/1/32	940,000	803,351
Total Ohio				22,328,015
Oklahoma — 0.1%

Tulsa, OK, Municipal Airport Trust Revenue, American Airlines Inc. Project, Refunding	6.250%	12/1/35	1,155,000	1,322,012 (d)
Pennsylvania — 2.4%
Adams County, PA, General Authority Revenue, Brethren Home Community Project, Series A, Refunding	5.000%	6/1/44	2,350,000	2,318,531
Allegheny, PA, County Higher Education Building Authority Revenue, Commonwealth of Pennsylvania University, Robert Morris University	5.000%	10/15/26	40,000	40,430 (h)
Allentown, PA, Commercial and Industrial Development Authority Revenue:
Education Facility Lease, Executive Education Academy Charter School Project, Refunding	5.000%	7/1/40	2,075,000	2,085,261 (c)
Education Facility Lease, Executive Education Academy Charter School Project, Refunding	5.000%	7/1/45	490,000	471,270 (c)
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
City Center Project, Series 2018, Refunding	5.000%	5/1/28	100,000	103,045 (c)
City Center Project, Series 2022, Refunding	5.250%	5/1/42	200,000	204,325 (c)
City Center Project, Series 2025, Refunding	6.000%	5/1/42	600,000	633,916 (c)
Berks County, PA, Municipal Authority Revenue:
Tower Health Project, Series A-1	8.000%	6/30/34	84,000	82,971
Tower Health Project, Series A-2	6.000%	6/30/34	42,000	43,945
Tower Health Project, Series A-3	5.000%	6/30/39	1,034,000	936,228
Tower Health Project, Series B-1, Step bond (0.000% to 11/15/29 then 6.000%)	0.000%	6/30/44	283,000	200,291
See Notes to Financial Statements.

29
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Chester County, IL, IDA Revenue, Notes Avon Grove Charter School, Series 2024	5.000%	3/1/27	$1,000,000	$1,011,890
Franklin County, PA, IDA Revenue, Bond Menno-Haven Inc. Project, Series 2018, Refunding	5.000%	12/1/28	100,000	101,616
Montgomery County, PA, HEFA Revenue, Refunding	5.000%	5/1/52	4,685,000	4,726,251
Pennsylvania HFA:
Family Mortgage Revenue	4.625%	4/1/37	3,430,000	3,522,676
Family Mortgage Revenue	4.500%	10/1/44	1,500,000	1,486,880
Family Mortgage Revenue	4.625%	10/1/45	1,500,000	1,484,690
Pennsylvania Higher Education Assistance Agency, Revenue	5.000%	6/1/34	1,500,000	1,588,207 (d)
Pennsylvania State Economic Development Financing Authority Revenue:
Capital Region Parking System, Refunding, AG	5.000%	1/1/26	500,000	502,490
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	1,000,000	1,006,915 (a)(b)
Sewage Sludge Disposal, Philadelphia Biosolids Facility Project, Refunding	4.000%	1/1/31	485,000	501,836
University of Pittsburgh, Refunding	3.375%	11/15/33	150,000	149,061
Philadelphia, PA, IDA Revenue	5.625%	6/15/42	100,000	76,750 *(e)
Philadelphia, PA, Redevelopment Authority Revenue, BAM-TCRS	2.799%	9/1/33	500,000	444,308
Total Pennsylvania				23,723,783
Puerto Rico — 0.9%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	12,391	8,865
Restructured, Series A-1	5.625%	7/1/27	130,932	135,561
Restructured, Series A-1	5.625%	7/1/29	787,027	842,272
Restructured, Series A-1	5.750%	7/1/31	2,312,058	2,563,650
Restructured, Series A-1	4.000%	7/1/33	709,628	702,185
Restructured, Series A-1	4.000%	7/1/35	1,028,772	1,004,250
Restructured, Series A-1	4.000%	7/1/37	663,885	630,666
Restructured, Series A-1	4.000%	7/1/41	722,607	647,802
Subseries CW	0.000%	11/1/43	39,833	26,390 (b)
Puerto Rico Electric Power Authority Revenue:
Refunding, AG	5.250%	7/1/27	170,000	171,340
Refunding, NATL	5.250%	7/1/32	175,000	176,356
Puerto Rico GDB Debt Recovery Authority Revenue	7.500%	8/20/40	1,416,879	1,377,828
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Finance Authority:
Housing Revenue, Refunding	5.000%	7/1/29	140,000	148,322
Housing Revenue, Refunding	5.000%	7/1/30	105,000	112,691
Housing Revenue, Refunding	5.000%	7/1/33	170,000	180,877
Housing Revenue, Refunding	4.000%	7/1/37	100,000	94,800
Housing Revenue, Refunding	4.000%	7/1/39	425,000	389,905
Housing Revenue, Refunding	4.000%	7/1/40	100,000	89,950
Total Puerto Rico				9,303,710
Rhode Island — 0.2%

Rhode Island State Student Loan Authority Revenue, Series A	5.000%	12/1/44	1,500,000	1,502,456 (d)
See Notes to Financial Statements.

30
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

South Carolina — 1.2%
Dorchester County, SC, Special Assessment Revenue, Improvement District Bond, Series 2023	4.500%	10/1/33	$415,000	$416,130
Goose Creek, SC, Special Assessment Revenue, Carnes Crossroads Improvement District, Series 2025	5.250%	10/1/45	795,000	780,108 (c)(i)
Housing Authority of The City of Charleston General Revenue, 1800 Ashley West, Series 2025	5.000%	9/1/35	4,380,000	4,569,025
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue:
Subseries A-1	5.250%	8/1/31	3,905,000	4,256,474 (a)(b)
Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.701%	3/1/31	250,000	258,625 (a)(b)
Richland County, SC, Special Assessment Revenue, Sandhill Improvement District, Series 2021, Refunding	3.000%	11/1/26	100,000	97,798 (c)
South Carolina State Jobs-EDA Hospital Facilities Revenue:
Beaufort Memorial Hospital & South of Broad Healthcare Project	5.250%	11/15/39	300,000	316,003
Beaufort Memorial Hospital & South of Broad Healthcare Project	5.500%	11/15/44	500,000	505,351
FAH Portfolio - Pelham Apartments	7.500%	8/1/47	150,000	148,185 (c)
Total South Carolina				11,347,699
South Dakota — 0.3%
South Dakota State, Housing Development Authority Revenue:
Homeownership Mortgage Bonds, GNMA/FNMA/FHLMC	4.750%	11/1/40	1,500,000	1,532,242
Homeownership Mortgage Bonds, Refunding, GNMA/FNMA/FHLMC	4.500%	11/1/44	1,500,000	1,493,644
Total South Dakota				3,025,886
Tennessee — 2.3%
City of Chattanooga, TN, Health Educational and Housing Facility Revenue:
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/37	500,000	501,964
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/38	1,685,000	1,685,180
Cleveland Housing Authority, TN, Multifamily Housing Revenue:
Forward Phase One Project Subordinate, Series B	6.250%	4/1/41	300,000	292,219 (c)
Forward Phase One Project Subordinate, Series B	6.250%	4/1/41	100,000	97,407 (c)
Tennergy Corp., TN, Gas Supply Revenue	5.500%	12/1/30	5,470,000	5,905,899 (a)(b)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
The Tennessee Energy Acquisition Corp. Commodity Project	5.000%	11/1/31	6,300,000	6,780,643 (a)(b)
The Tennessee Energy Acquisition Corp. Gas Project, Refunding	5.000%	12/1/35	6,970,000	7,544,183
Total Tennessee				22,807,495
Texas — 13.9%
Alvarado, TX, Municipal Corp. Special Assessment Revenue, Johnson County, Series 2025	5.750%	9/1/45	555,000	564,114 (c)
Anna, TX, Municipal Corp. Special Assessment Revenue:
Collin County, Series 2022	5.000%	9/1/28	524,000	535,015 (c)
Collin County, Sherley Tract Public Improvement District No 2 Improvement Area One	5.625%	9/15/45	705,000	713,951 (c)
Meadow Vista Public Improvement District Improvement Area One	4.875%	9/15/31	270,000	273,806 (c)
Arlington Higher Education Finance Corp. Education Revenue:
Basis Texas Charter Schools Inc., Series 2024	4.500%	6/15/44	830,000	750,370 (c)
Basis Texas Charter Schools Inc., Series 2025, Refunding	5.625%	6/15/45	1,000,000	1,007,596 (c)
Austin, TX, Municipal Corp. Special Assessment Revenue:
Travis Williamson and Hays Counties, Whisper Valley Public Improvement District Improvement Area Two Project	4.750%	11/1/29	134,000	135,361 (c)
See Notes to Financial Statements.

31
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Whisper Valley Public Improvement District Project, Series 2022	5.375%	11/1/42	$105,000	$105,663 (c)
Balch Springs, TX, Special Assessment Revenue, Series 2025	5.625%	9/15/45	714,000	727,840 (c)
Bastrop County, TX, Special Assessment Revenue:
Double Eagle Ranch Public Improvement District Improvement Area Two, Series 2024	4.500%	9/1/31	220,000	224,261
Double Eagle Ranch Public Improvement District Improvement Area Two, Series 2024	5.250%	9/1/44	500,000	491,591
Bastrop, TX, Municipal Corp. Special Assessment Revenue, Series 2025	5.375%	9/1/45	620,000	618,047 (c)
Blue Ridge, TX, Special Assessment Revenue, Series 2025	5.625%	9/15/45	511,000	518,259 (c)
Boyd, TX, Municipal Corp. Special Assessment Revenue:
Public Improvement District No 1, Improvement Area One, Series 2024	5.125%	9/15/43	690,000	680,687 (c)
Series 2025	5.625%	9/15/45	171,000	174,093 (c)
Boyd, TX, Special Assessment Revenue, Public Improvement District No 1, Improvement Area One, Series 2024	4.250%	9/15/30	107,000	108,637 (c)
Cedar Port Navigation and Improvement District, GO:
Unlimited Tax Bonds, Series 2023	4.000%	9/1/37	500,000	487,074
Unlimited Tax Bonds, Series 2023	4.000%	9/1/38	1,000,000	961,113
Celina, TX, Municipal Corp. Special Assessment Revenue:
Collin and Denton Counties, Celina Hills Public Improvement District Project, Series 2022	4.375%	9/1/27	25,000	25,000 (c)
Collin and Denton Counties, Celina Hills Public Improvement District Project, Series 2022	4.500%	9/1/30	100,000	101,151 (c)
Collin and Denton Counties, Chalk Hills Public Improvement District No 2, Series 2023	5.000%	9/1/30	185,000	189,887 (c)
Collin and Denton Counties, Mosaic Public Improvement District Improvement Area Two, Series 2024	4.500%	9/1/31	250,000	253,859 (c)
North Sky Public Improvement District, Improvement Area OneB Project, Series 2024	5.000%	9/1/44	289,000	271,722
Series 2020	3.625%	9/1/30	100,000	95,879 (c)
Celina, TX, Special Assessment Revenue:
Cross Creek Meadows Public Improvement District, Improvement Area One, Series 2023	5.375%	9/1/43	1,624,000	1,624,683 (c)
Edgewood Creek Public Improvement District Phase 1 Project, Series 2021	3.750%	9/1/31	180,000	170,191 (c)
Mosaic Public Improvement District Phase 1 Project, Series 2023	5.125%	9/1/43	1,225,000	1,189,632 (c)
Parks at Wilson Creek, Series 2021	3.250%	9/1/31	110,000	103,366 (c)
Parvin Public Improvement District Project, Series 2023	6.500%	9/1/43	103,000	102,694 (c)
Series 2020	3.250%	9/1/30	180,000	171,011 (c)
Series 2022	2.875%	9/1/27	25,000	24,296 (c)
Series 2025	5.500%	9/1/45	450,000	448,327 (c)
Club Municipal Management District No 1, Special Assessment Revenue, Improvement Area Two	5.100%	9/1/44	326,000	319,304 (c)
Corpus Christi, TX, Special Assessment Revenue, Whitecap Public Improvement District No 1, Improvement Area One, Series 2024	5.375%	9/15/31	149,000	155,047
Crandall, TX, Municipal Corp. Special Assessment Revenue, Kaufman County, Series 2025	5.250%	9/15/45	700,000	682,040 (c)
Crandall, TX, Special Assessment Revenue, Series 2021	4.750%	9/15/31	100,000	101,191 (c)
See Notes to Financial Statements.

32
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Decatur, TX, Municipal Corp. Special Assessment Revenue, Wise County, Series 2025	4.750%	9/15/35	$400,000	$401,936 (c)
Denton County, TX, Municipal Corp. Special Assessment Revenue, Wise County, Paloma Trails Public Improvement District Major Area Project, Series 2025	5.375%	12/31/45	520,000	531,362 (c)
Denton County, TX, Special Assessment Revenue:
Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	5.875%	12/31/45	275,000	280,432 (c)
Tabor Ranch Public Improvement District Area One, Series A	5.250%	12/31/44	250,000	244,044 (c)
East Montgomery County, TX, GO, Municipal Utility District No 5, Special Assessment Bonds, Series 2023, BAM	4.000%	12/1/39	1,140,000	1,104,203
El Paso County, TX, GO, Hospital District, Series 2025, AG	5.500%	2/15/50	11,250,000	11,977,647
EP Cimarron Ventanas PFC Residential Development Revenue, Lifestyles At Los Paseos And Lifestyles On The Reserve Project	4.125%	12/1/39	3,300,000	3,224,659
EP LA Privada PFC Residential Development Revenue, Home Essential Function, La Privada Apartments Project, Series 2025	4.500%	6/1/40	4,915,000	4,921,104
EP Royal Estates PFC Residential Development Revenue:
Home Essential Function, El Paso Royal Apartments Project, Series 2024	4.250%	12/1/34	3,120,000	3,160,650
Home Essential Function, El Paso Royal Apartments Project, Series 2024	4.250%	10/1/39	2,050,000	2,013,917
Fate, TX, Municipal Corp. Special Assessment Revenue, Rockwall County, Williamsburg Public Improvement District No 1, Series 2023	5.125%	8/15/43	718,000	722,714 (c)
Fate, TX, Special Assessment Revenue, Williamsburg East Public Improvement District Area No 1, Series 2020	3.375%	8/15/30	145,000	136,190 (c)
Fort Bend County, TX, GO, Municipal Utility District No 134, Series 2025	4.250%	9/1/43	1,485,000	1,399,174
Fort Bend County, TX, GO, Municipal Utility District No 229:
Series 2025, BAM	4.000%	9/1/42	1,500,000	1,388,970 (i)
Series 2025, BAM	4.250%	9/1/44	1,660,000	1,555,510 (i)
Fulshear, TX, GO, Municipal Utility District No 3A, Series 2023, AG	4.250%	9/1/41	1,005,000	977,727
FW Chaparral PFC Residential Development Revenue, Ranch Project, Series 2025	5.000%	10/1/35	3,000,000	3,160,275
FW, TX, Street PFC Residential Development Revenue, River District Project, Series 2025	5.000%	5/1/38	3,125,000	3,163,629
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.000%	8/1/32	1,000,000	1,087,617 (d)
First Lien, Series A	5.000%	8/1/33	1,000,000	1,089,629 (d)
First Lien, Series A	5.000%	8/1/34	965,000	1,043,235 (d)
Harris County, TX, GO, Municipal Utility District No 171:
Series 2023, AG	6.750%	12/1/26	1,015,000	1,057,784
Series 2023, AG	4.750%	12/1/40	1,215,000	1,234,517
Series 2024, BAM	4.000%	12/1/40	970,000	919,403
Harris County, TX, GO, Municipal Utility District No 490:
Series 2024, AG	4.000%	9/1/40	805,000	755,184
Series 2025, BAM	4.500%	3/1/42	1,540,000	1,519,926 (i)
Series 2025, BAM	4.500%	3/1/44	1,690,000	1,644,334 (i)
Harris County, TX, GO, Municipal Utility District No 502, Series 2023, BAM	4.750%	9/1/37	1,060,000	1,089,341
Harris County, TX, GO, Municipal Utility District No 540:
Series 2022	5.000%	9/1/39	265,000	263,002
See Notes to Financial Statements.

33
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Series 2022	5.375%	9/1/45	$350,000	$337,177
Harris-Waller Counties, TX, GO, Municipal Utility District No 4:
Series 2022	5.000%	11/1/34	345,000	359,635
Series 2022	5.000%	11/1/36	645,000	665,666
Series 2022	5.000%	11/1/38	195,000	199,666
Series 2022	5.250%	11/1/41	205,000	209,067
Series 2022	5.500%	11/1/44	1,150,000	1,173,345
Hays County, TX, Special Assessment Revenue:
La Cima Public Improvement District, Neighborhood Improvement Project, Series 2022	4.750%	9/15/27	268,000	269,163 (c)
La Cima Public Improvement District, Neighborhood Improvement Project, Series 2022	4.875%	9/15/32	505,000	510,523 (c)
La Cima Public Improvement District, Neighborhood Improvement Project, Series 2022	5.500%	9/15/42	780,000	776,372 (c)
La Cima Public Improvement District, Series 2020	3.250%	9/15/30	150,000	141,099 (c)
Horseshoe Bay, TX, Special Assessment Revenue, Public Improvement District, Series 2020, Refunding	3.000%	10/1/30	137,000	128,152
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc. Terminal Improvement Project	5.500%	7/15/37	500,000	540,169 (d)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	3,670,000	3,940,323 (d)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/39	5,180,000	5,521,244 (d)
Hutto, TX, Municipal Corp. Special Assessment Revenue, Williamson County, Cottonwood Creek Public Improvement Area Two, Series 2025	5.125%	9/1/45	702,000	678,538 (c)
Hutto, TX, Special Assessment Revenue, Emory Crossing Public Improvement District Improvement Area Two, Series 2023	4.500%	9/1/30	264,000	269,199 (c)
Justin, TX, Special Assessment Revenue, Timberbrook Public Improvement District No 2, Improvement Area One	4.500%	9/1/31	153,000	156,010 (c)
Kaufman, TX, Special Assessment Revenue, Kaufman Public Improvement District Project, Series 2022	5.625%	9/15/42	57,000	56,891 (c)
Kyle, TX, Municipal Corp. Special Assessment Revenue:
Hays County, Plum Creek North Public Improvement District, Series 2022	4.375%	9/1/32	215,000	215,950 (c)
Hays County, Plum Creek North Public Improvement District, Series 2023	5.750%	9/1/30	100,000	104,769 (c)
Hays County, Plum Creek North Public Improvement District, Series 2024	5.500%	9/1/44	1,100,000	1,098,338 (c)
Hays County, Series 2025	4.500%	9/1/35	366,000	364,548 (c)
Kyle, TX, Special Assessment Revenue:
Creeks Public Improvement District Project, Series 2023	4.375%	9/1/28	323,000	326,034 (c)
Creeks Public Improvement District Project, Series 2023	4.500%	9/1/33	650,000	656,061 (c)
Plum Creek North Public Improvement Area Two, Series 2024	5.000%	9/1/44	524,000	513,771 (c)
Series 2022	4.750%	9/1/32	133,000	137,103
Lago Vista, TX, Municipal Corp. Special Assessment Revenue, Travis County, Refunding	5.000%	9/1/30	90,000	85,369 (c)
Lago Vista, TX, Special Assessment Revenue, Travis Public Improvement District, Series 2010, Refunding	3.125%	9/1/30	130,000	123,349
Lakes Fresh Water Supply District of Denton County, TX, GO, Utility Bonds, BAM	4.375%	9/1/42	1,350,000	1,322,867
See Notes to Financial Statements.

34
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Lavon, TX, Municipal Corp. Special Assessment Revenue, Lakepointe Public Improvement District	5.250%	9/15/28	$407,000	$417,623 (c)
Lavon, TX, Special Assessment Revenue:
Elevon Public Improvement District Area One, Series 2024	5.000%	9/15/44	500,000	493,601 (c)
Lakepointe Public Improvement District, Series 2022	5.875%	9/15/42	655,000	686,252 (c)
Trails of Lavon Public Improvement District	5.750%	9/15/45	300,000	306,466 (c)
Leander, TX, Special Assessment Revenue, Oak Creek Public Improvement District, Series 2020, Refunding	3.250%	9/1/32	100,000	92,674
Liberty Hill, TX, Special Assessment Revenue, Summerlyn West Public Improvement District, Series 2020	3.125%	9/1/30	75,000	70,971 (c)
Lowry Crossing, TX, Municipal Corp. Special Assessment Revenue, Collin County, Series 2025	5.750%	9/15/45	1,000,000	1,017,031 (c)
Manor, TX, Municipal Corp. Special Assessment Revenue, Travis County, Series 2025	6.000%	9/15/36	409,000	417,811 (c)
Manor, TX, Special Assessment Revenue, Manor Heights Public Improvement District Improvement Area Two, Series 2023	5.250%	9/15/43	200,000	200,079 (c)
Marble Falls, TX, Special Assessment Revenue, Series 2024	6.375%	9/1/44	1,004,000	960,683 (c)
Matagorda County, TX, Navigation District No 1, Revenue, Houston LT & Power Co., Refunding	5.125%	11/1/28	1,115,000	1,172,167 (d)
Mclendon-Chisholm, TX, Special Assessment Revenue, Series 2022	5.375%	9/15/32	155,000	163,883 (c)
Mesquite, TX, Special Assessment Revenue:
Heartland Town Center Public Improvement District Phase 2, Series 2023	4.000%	9/1/30	85,000	85,384 (c)
Solterra Public Improvement District Improvement Area A-1 Projects, Series 2023	5.500%	9/1/43	1,521,000	1,543,564 (c)
Solterra Public Improvement District Improvement Area C-1 Projects, Series 2023	5.375%	9/1/43	102,000	102,565 (c)
Solterra Public Improvement District Improvement Area C-3 Projects, Series 2024	5.000%	9/1/44	506,000	486,084 (c)
Mission, TX, EDC:
Permian Basin Water Resources Project, Green Bonds	6.750%	8/15/45	1,827,000	1,862,556 (c)(d)
Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	3,000,000	3,109,165 (a)(b)(d)
Montgomery County, TX, Special Assessment Revenue:
Retirement Life Communities Inc., Series A	4.500%	9/15/32	475,000	479,991
Retirement Life Communities Inc., Series A	5.125%	9/15/45	675,000	666,063
Mustang Ridge, TX, Special Assessment Revenue, Series 2025	5.875%	9/1/45	705,000	720,811 (c)
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue:
Collegiate Housing College Station I L.L.C. - Texas A&M University Project	5.000%	4/1/29	85,000	85,030
Collegiate Housing College Station I L.L.C. - Texas A&M University Project	5.000%	7/1/30	170,000	168,224
Collegiate Housing College Station I L.L.C. - Texas A&M University Project	5.000%	4/1/31	30,000	30,361
Collegiate Housing College Station I L.L.C. - Texas A&M University Project	5.000%	7/1/47	135,000	125,349
Retirement Facility RB Wesleyan Homes Inc. Project, Refunding	4.000%	1/1/29	85,000	84,557
North Parkway Municipal Management District No 1, TX, Special Assessment Revenue:
Legacy Hills Public Improvement Project, Series 2021	3.625%	9/15/31	50,000	48,485 (c)
Major Improvement Project, Series 2021	4.250%	9/15/31	152,000	152,530 (c)
See Notes to Financial Statements.

35
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Northlake Municipal Management District No 1, TX, GO, Unlimited Tax Road Bonds, BAM	5.000%	3/1/40	$925,000	$953,100
Northwood Municipal Utility District No 1, TX, GO, Unlimited Tax, Refunding	4.000%	8/1/31	400,000	400,069 (c)
Oak Point, TX, Special Assessment Revenue, Series 2024	4.250%	9/15/31	409,000	408,246 (c)
Pilot Point, TX, Special Assessment Revenue:
Creekview Public Improvement Zone A Improvement Project, Series 2022	5.250%	9/15/32	150,000	156,559 (c)
Creekview Public Improvement Zone A Improvement Project, Series 2022	5.750%	9/15/32	144,000	151,789 (c)
Princeton, TX, Municipal Corp. Special Assessment Revenue:
Collin County, Series 2021	2.875%	9/1/31	100,000	91,595 (c)
Collin County, Series 2022	5.125%	9/1/42	1,011,000	992,814 (c)
Collin County, Westridge Public Improvement District Area No 1 Project, Series 2025	5.375%	9/1/45	544,000	538,361 (c)
Series 2025	5.750%	9/1/45	854,000	865,290 (c)
Series 2025	5.750%	9/1/45	811,000	820,604 (c)
Princeton, TX, Special Assessment Revenue:
Collin County, Series 2022	5.125%	9/1/42	850,000	840,325 (c)
Series 2024	4.375%	9/1/31	290,000	291,470 (c)
Southridge Public District Improvement Area Two, Series 2024	5.250%	9/1/44	1,261,000	1,231,031 (c)
Winchester Public Improvement District, Series 2020	3.250%	9/1/30	100,000	95,219 (c)
Royse City, TX, Municipal Corp. Special Assessment Revenue:
Rockwall Collin and Hunt Counties, Series 2024	5.250%	9/15/44	415,000	398,812 (c)
Rockwall Collin and Hunt Counties, Series 2025	5.750%	9/15/45	605,000	611,807 (c)
Sachse, TX, Municipal Corp. Special Assessment Revenue, Collin and Dallas Counties, Series 2022	5.625%	9/15/42	460,000	472,561 (c)
Sachse, TX, Special Assessment Revenue:
Sachse Public Improvement District No 1	6.000%	9/15/28	100,000	104,064 (c)
Sachse Public Improvement District Project, Series 2022	5.000%	9/15/28	173,000	176,696 (c)
Sachse Public Improvement District Project, Series 2022	6.875%	9/15/42	310,000	335,421 (c)
Seagoville, TX, Special Assessment Revenue, Stonehaven Public Improvement District Improvement Area One	5.750%	9/15/45	650,000	659,397 (c)
Sienna Municipal Utility District No 6, TX, GO:
Series 2024, BAM	4.125%	9/1/41	1,105,000	1,067,971
Series 2024, BAM	4.125%	9/1/42	1,030,000	971,942
South Manvel Development Authority, TX, Tax Increment Revenue	5.000%	4/1/38	600,000	610,838
Southeast Regional Management District, TX, GO, Unlimited Tax Road Bonds, Refunding, AG	4.000%	4/1/43	500,000	463,326
Texas State Department of Housing & Community Affairs, Refunding	4.650%	7/1/40	1,000,000	1,017,602
Texas State Municipal Gas Acquisition & Supply Corp., Revenue:
Series 2021, Refunding	5.000%	12/15/32	2,500,000	2,721,679
Series 2024	5.000%	1/1/34	3,750,000	4,098,576 (a)(b)
Series B	5.500%	1/1/34	5,595,000	6,302,767 (a)(b)
Tomball, TX, Municipal Corp. Special Assessment Revenue:
Harris County, Raburn Reserve Public Improvement District Improvement Area One, Series 2020	3.375%	9/15/30	100,000	95,340 (c)
Harris County, Series 2025	5.750%	9/15/45	415,000	426,915 (c)
Tomball, TX, Special Assessment Revenue, Raburn Reserve Public Improvement District Improvement Area No 2, Series 2023	4.875%	9/15/33	145,000	147,356 (c)
See Notes to Financial Statements.

36
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Town of Providence Village, TX, Special Assessment Revenue:
Series 2025	5.350%	9/1/45	$775,000	$761,863 (c)
The State of Texas Located in Denton County	4.375%	9/1/31	231,000	232,693 (c)
The State of Texas Located in Denton County	5.000%	9/1/44	175,000	166,511 (c)
Travis County, TA, Development Authority, Special Assessment Revenue, District Improvement Area 1 & 2 Project	5.000%	9/1/44	285,000	276,424
Travis County, TX, Municipal Utility District No 22, GO:
Series A	5.750%	9/1/38	455,000	466,679
Series B	6.000%	9/1/42	520,000	531,976
Uhland, TX, Special Assessment Revenue, Watermill Public Improvement District, Series 2022	5.750%	9/1/27	129,000	130,416 (c)
Viridian, TX, Municipal Management District, GO, Unlimited Tax Utility Improvement Bonds, AG	5.000%	12/1/25	100,000	100,288
Viridian, TX, Municipal Management District, Special Assessment Revenue:
Series 2020	2.375%	12/1/25	14,000	13,964
Series 2020	2.875%	12/1/30	100,000	92,931
Walden Pond, TX, Fresh Water Supply District, GO:
Unlimited Tax Road Bonds	6.000%	9/1/32	195,000	201,328
Unlimited Tax Road Bonds	6.250%	9/1/47	370,000	371,142
Westpointe Special Improvement District, TX, GO, Limited Ad Valorem Tax Road Bonds, BAM	5.000%	8/15/41	550,000	571,514
Wharton, TX, Special Assessment Revenue, Wharton Public Improvement District No 2, Series 2025	5.750%	9/15/45	225,000	228,253 (c)
Total Texas				136,470,755
U.S. Virgin Islands — 0.1%

Matching Fund Special Purpose Securitization Corp., VI, Revenue, Refunding	5.000%	10/1/30	810,000	839,245
Utah — 0.6%
Mida Mountain Village, UT, Public Infrastructure District, Tax Increment Revenue	5.125%	6/15/54	2,000,000	1,928,489 (c)
Military Installation Development Authority, UT, Revenue	4.000%	6/1/36	250,000	236,117
Utah State Charter School Finance Authority, Charter School Revenue, Series 2022	5.250%	6/15/32	230,000	235,504 (c)
Utah State Infrastructure Agency Telecommunication Revenue, Series 2021	4.000%	10/15/41	500,000	454,163
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2021	4.000%	10/15/36	845,000	819,059
Series 2021	4.000%	10/15/38	1,000,000	948,837
Series 2022	5.000%	10/15/32	500,000	538,794
Series 2022	5.000%	10/15/37	100,000	104,413
Series 2024	5.250%	10/15/39	565,000	603,109
Total Utah				5,868,485
Virginia — 0.8%
Peninsula Town Center, VA, Community Development District, Special Assessment Revenue, Refunding	4.500%	9/1/28	100,000	101,022 (c)
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster-Canterbury On Chesapeake Bay	5.750%	9/1/30	1,000,000	1,010,165
Virginia State College Building Authority Revenue, Regent University Project	6.000%	6/1/50	1,900,000	2,020,217
Virginia State Housing Development Authority Revenue, Rental Housing Bonds	4.500%	10/1/40	750,000	746,831 (i)
See Notes to Financial Statements.

37
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Virginia — continued
Virginia State Small Business Financing Authority Revenue, The Obligated Group of National Senior Campuses Inc., Refunding	4.000%	1/1/36	$4,185,000	$4,197,884
Total Virginia				8,076,119
Washington — 2.4%
Jefferson County, WA, Hospital Revenue, Public Hospital District, Refunding	5.750%	12/1/33	500,000	508,279
King County, WA, Housing Authority Revenue:
County GTD	5.500%	5/1/38	1,000,000	1,001,697
Refunding	5.375%	7/1/45	1,000,000	1,043,471
Skagit County, WA, Public Hospital District Revenue, Refunding	5.000%	12/1/29	100,000	101,665
Spokane County, IA, Washington Airport Revenue, Series B	5.250%	1/1/41	1,600,000	1,690,674 (d)
Vancouver, WA, Housing Authority Revenue:
Cascara Project	4.250%	12/1/42	1,660,000	1,597,461
Cascara Project	5.000%	12/1/42	1,500,000	1,520,741
Cougar Creek Project	4.500%	10/1/42	1,250,000	1,254,785
Fishers Mill and Willow Creek Projects	5.000%	8/1/40	1,000,000	1,017,134
Fourth Plain Commons, Refunding	4.125%	12/1/39	3,295,000	3,109,034
Jens Pointe Project	4.250%	2/1/38	3,000,000	3,008,552
Navalia and Alena Projects	4.000%	8/1/34	1,000,000	986,291
Washington State Health Care Facilities Authority Revenue, Seattle Cancer Care Alliance, Refunding	3.000%	12/1/34	125,000	117,823 (c)
Washington State HFC Revenue:
Blakeley and Laurel Villages Portfolio, BAM	5.000%	7/1/45	1,000,000	1,008,821 (c)
Bonds for Emerald Heights Project, Refunding	5.000%	7/1/38	2,035,000	2,108,914
Bonds for Emerald Heights Project, Refunding	5.000%	7/1/43	200,000	201,222
Eliseo Project, Refunding	4.000%	1/1/31	100,000	95,775 (c)
Madison at River’s Edge Project	3.650%	1/1/37	100,000	84,755 (c)
Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects	5.000%	1/1/34	100,000	102,060 (c)
Rockwood Retirement Communities Project	5.000%	1/1/32	100,000	102,173 (c)
Seatle Academy of Arts and Sciences Project, Series 2023, Refunding	5.625%	7/1/38	430,000	467,202 (c)
Whatcom County, WA, Public Utility District, GO:
Private Activity, BAM	5.250%	12/1/36	800,000	874,183 (d)
Private Activity, BAM	5.250%	12/1/39	1,240,000	1,332,897 (d)
Total Washington				23,335,609
West Virginia — 0.2%

County of Ohio, WV, Tax Increment Revenue, The Highlands Project, Series 2024, Refunding	5.250%	6/1/44	2,250,000	2,263,955
Wisconsin — 2.2%
Public Finance Authority, WI, Revenue:
Affordable Housing Multifamily Certificates	7.125%	7/25/34	385,000	400,097 (c)
Affordable Housing Multifamily Certificates	6.810%	4/28/36	500,000	512,495 (c)
Affordable Housing Preservation Corp., Refunding	5.375%	12/1/36	900,000	921,499
Affordable Housing Preservation Corp., Refunding, Step bond (0.000% to 12/1/38 then 6.375%)	0.000%	12/1/45	235,500	108,685
Aggie Apartment Life Holding Corp. II LLC Project	5.000%	6/1/39	960,000	998,315
Bluehub Loan Fund Issue	5.250%	7/1/44	1,000,000	1,043,848
See Notes to Financial Statements.

38
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Wisconsin — continued
Coral Academy of Science Las Vegas	5.000%	7/1/45	$1,805,000	$1,753,196
Coral Academy of Science Reno	5.375%	6/1/37	670,000	653,121 (c)
Eno River Academy Holdings Inc.	5.000%	6/15/40	815,000	796,459 (c)
Foundation Academy Charter School Project	5.000%	7/1/35	700,000	727,820 (c)
Foundation Academy Charter School Project	4.750%	7/1/45	1,500,000	1,353,150 (c)
KSU Bixby Real Estate Foundation LLC Project	5.250%	6/15/45	500,000	515,916
KSU Bixby Real Estate Foundation LLC Project	5.250%	6/15/45	275,000	279,068
North East Carolina Preparatory School Project, Refunding	4.250%	6/15/34	800,000	811,703
Ocean Academy Charter School Project	4.000%	10/15/31	100,000	96,424 (c)
Patriot Services Group, Refunding	0.000%	12/1/35	950,000	528,635 (c)
Patriot Services Group, Series A-1, Refunding	4.500%	12/1/31	500,000	504,978 (c)
RB Tree House Apartments Project	6.625%	2/1/46	275,000	236,503 (c)
Retirement Facilities First Mortgage, Refunding	4.000%	3/1/27	20,000	19,894 (c)
Retirement Facilities First Mortgage, Refunding	5.000%	3/1/37	1,385,000	1,362,883 (c)
Retirement Facilities, Refunding	4.000%	9/1/29	85,000	84,977 (c)
Series A, Refunding	5.000%	10/1/29	600,000	625,071 (c)
Signature Preparatory	5.000%	6/15/31	110,000	111,294 (c)
Taxable Educational Facility, Refunding	4.000%	7/1/31	95,000	89,685 (c)
Triad Educational Services Inc.	4.000%	6/15/30	335,000	339,169
Triad Educational Services Inc., Refunding	5.250%	6/15/45	3,430,000	3,394,750
Wisconsin State HEFA Revenue:
Covenant Communities Inc. Project Third Tier	6.500%	7/1/33	10,000	9,618
Covenant Communities Inc. Project Third Tier	7.000%	7/1/43	505,000	439,805
Saint John’s Communities Inc. Series 2022, Refunding	4.000%	9/15/41	1,050,000	933,812
Saint John’s Communities Inc. Series 2022, Refunding	4.000%	9/15/45	750,000	628,144
Saint John’s Communities Inc. Series B, Refunding	4.000%	9/15/41	510,000	453,566
Three Pillars Senior Living Communities	4.200%	8/15/28	200,000	199,996
Three Pillars Senior Living Communities	5.500%	8/15/44	305,000	312,094
Total Wisconsin				21,246,670

Total Municipal Bonds (Cost — $898,739,561)				912,686,451
Corporate Bonds & Notes — 0.8%
Consumer Discretionary — 0.8%
Diversified Consumer Services — 0.8%
Grand Canyon University, Secured Notes	5.125%	10/1/28	7,500,000	7,394,120

Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
AES Puerto Rico LP	12.674%	12/15/25	20,181	20,180 (f)(g)

Total Corporate Bonds & Notes (Cost — $7,127,629)				7,414,300
Total Investments before Short-Term Investments (Cost — $905,867,190)				920,100,751

Short-Term Investments — 6.5%
Municipal Bonds — 6.5%
Arizona — 0.0%††

Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	2.750%	11/15/52	500,000	500,000 (j)(k)
See Notes to Financial Statements.

39
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Colorado — 0.2%
Colorado State Health Facilities Authority Revenue:
Children’s Hospital, Refunding, LOC - TD Bank N.A.	3.700%	12/1/52	$1,080,000	$1,080,000 (j)(k)
Intermountain Health, Series E, SPA - TD Bank N.A.	3.900%	5/15/64	500,000	500,000 (j)(k)
Total Colorado				1,580,000
Connecticut — 0.7%

Connecticut State HEFA Revenue, Yale University Issue, Series V-2	2.500%	7/1/36	6,700,000	6,700,000 (j)(k)
Georgia — 1.2%

Roswell Development Authority, GA, Revenue, Wellstar Healthcare Inc., LOC - Truist Bank N.A.	3.900%	4/1/47	11,650,000	11,650,000 (j)(k)
Maryland — 0.0%††

Montgomery County, MD, GO, Consolidated Public Improvement Variable Rate Bonds, Series E, Refunding, SPA - U.S. Bank N.A.	3.550%	11/1/37	200,000	200,000 (j)(k)
Michigan — 0.4%
Grand Traverse County, MI, Hospital Finance Authority Revenue, Munson Healthcare Obligated Group, Series C, Refunding, LOC - PNC Bank N.A.	3.550%	7/1/41	1,500,000	1,500,000 (j)(k)
Green Lake Township, MI, EDC, The Township of Green Lake Michigan Variable Rate Demand Revenue, Series 2004, Refunding, LOC - PNC Bank N.A.	3.700%	6/1/34	2,400,000	2,400,000 (j)(k)
Total Michigan				3,900,000
Minnesota — 1.0%

Rochester, MN, Health Care Facilities Variable Rate Revenue, Mayo Clinic, Series D, LOC - Barclays Bank PLC	3.050%	11/15/64	10,100,000	10,100,000 (j)(k)
Missouri — 0.8%

Missouri State HEFA Revenue, Series F	3.900%	6/1/44	8,000,000	8,000,000 (j)(k)
New York — 2.0%
Nassau County, NY, Industrial Development Agency Revenue, Cold Spring Harbor Laboratory, Refunding, SPA - TD Bank N.A.	3.700%	1/1/34	3,900,000	3,900,000 (j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Refunding	3.550%	6/15/33	7,300,000	7,300,000 (j)(k)
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries D-3, SPA - Mizuho Bank Ltd.	3.520%	2/1/44	5,000,000	5,000,000 (j)(k)
New York, NY, GO, Fiscal 2014, Series I, SPA - U.S. Bank N.A.	3.400%	3/1/44	3,600,000	3,600,000 (j)(k)
Total New York				19,800,000
Ohio — 0.1%

Hamilton County, OH, Revenue, Trihealth Inc. Obligated Group Project, Series 2021, Refunding, SPA - JPMorgan Chase Bank N.A.	3.950%	8/15/51	600,000	600,000 (j)(k)
Oregon — 0.1%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	3.450%	8/1/34	1,100,000	1,100,000 (j)(k)

Total Short-Term Investments (Cost — $64,130,000)				64,130,000
Total Investments — 100.1% (Cost — $969,997,190)				984,230,751
Liabilities in Excess of Other Assets — (0.1)%				(545,339)
Total Net Assets — 100.0%				$983,685,412

See Notes to Financial Statements.

40
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Dynamic Municipal Bond ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	The coupon payment on this security is currently in default as of September 30, 2025.
(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(i)	Securities traded on a when-issued or delayed delivery basis.
(j)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
BAM	—	Build America Mutual—Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
FHA	—	Federal Housing Administration
GO	—	General Obligation
GTD	—	Guaranteed
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFC	—	Housing Finance Commission
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PFC	—	Public Facilities Corporation
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TCRS	—	Transferable Custodial Receipts
TFA	—	Transitional Finance Authority
USD	—	United States Dollar
See Notes to Financial Statements.

41
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Exponential Data ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.8%
Communication Services — 22.0%
Entertainment — 3.9%
Netflix Inc.	100	$119,892 *
Roku Inc.	416	41,654 *
Total Entertainment		161,546
Interactive Media & Services — 16.1%
Alphabet Inc., Class A Shares	1,012	246,017
Meta Platforms Inc., Class A Shares	423	310,643
Pinterest Inc., Class A Shares	597	19,206 *
Reddit Inc., Class A Shares	392	90,156 *
Snap Inc., Class A Shares	1,075	8,288 *
Total Interactive Media & Services		674,310
Wireless Telecommunication Services — 2.0%
T-Mobile US Inc.	358	85,698

Total Communication Services		921,554
Consumer Discretionary — 1.0%
Diversified Consumer Services — 1.0%
Duolingo Inc.	135	43,448 *

Financials — 3.3%
Capital Markets — 3.0%
Coinbase Global Inc., Class A Shares	157	52,986 *
FactSet Research Systems Inc.	7	2,005
Moody’s Corp.	40	19,059
MSCI Inc.	34	19,292
Tradeweb Markets Inc., Class A Shares	317	35,181
Total Capital Markets		128,523
Insurance — 0.3%
Root Inc., Class A Shares	129	11,547 *

Total Financials		140,070
Health Care — 3.6%
Health Care Technology — 3.6%
Doximity Inc., Class A Shares	655	47,913 *
Schrodinger Inc.	1,641	32,919 *
Simulations Plus Inc.	292	4,400 *
Veeva Systems Inc., Class A Shares	162	48,261 *
Waystar Holding Corp.	503	19,074 *

Total Health Care		152,567
Industrials — 1.1%
Professional Services — 1.1%
TransUnion	188	15,751
Verisk Analytics Inc.	129	32,445

Total Industrials		48,196
Information Technology — 66.0%
Communications Equipment — 1.9%
Arista Networks Inc.	542	78,975 *
Electronic Equipment, Instruments & Components — 0.4%
Celestica Inc.	66	16,261 *
See Notes to Financial Statements.

42
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Exponential Data ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — 15.9%
Akamai Technologies Inc.	211	$15,985 *
Cloudflare Inc., Class A Shares	1,710	366,949 *
Gartner Inc.	40	10,515 *
GoDaddy Inc., Class A Shares	312	42,691 *
Kyndryl Holdings Inc.	499	14,985 *
MongoDB Inc.	150	46,557 *
Snowflake Inc., Class A Shares	543	122,474 *
Wix.com Ltd.	264	46,894 *
Total IT Services		667,050
Software — 47.8%
AppLovin Corp., Class A Shares	361	259,393 *
Aurora Innovation Inc.	5,189	27,969 *
Clearwater Analytics Holdings Inc., Class A Shares	705	12,704 *
Confluent Inc., Class A Shares	2,129	42,154 *
Constellation Software Inc.	14	38,013
CrowdStrike Holdings Inc., Class A Shares	309	151,527 *
Datadog Inc., Class A Shares	417	59,381 *
Fair Isaac Corp.	39	58,365 *
Fortinet Inc.	747	62,808 *
Gitlab Inc., Class A Shares	740	33,359 *
Guidewire Software Inc.	220	50,569 *
HubSpot Inc.	96	44,909 *
Life360 Inc.	812	86,316 *
Microsoft Corp.	483	250,170
Monday.com Ltd.	321	62,174 *
Nutanix Inc., Class A Shares	135	10,043 *
Oracle Corp.	136	38,249
Palantir Technologies Inc., Class A Shares	500	91,210 *
Palo Alto Networks Inc.	705	143,552 *
Q2 Holdings Inc.	210	15,202 *
Qualys Inc.	86	11,380 *
Rubrik Inc., Class A Shares	111	9,130 *
Salesforce Inc.	171	40,527
Samsara Inc., Class A Shares	630	23,467 *
SentinelOne Inc., Class A Shares	1,341	23,615 *
ServiceNow Inc.	227	208,904 *
ServiceTitan Inc., Class A Shares	318	32,064 *
Trend Micro Inc.	675	37,021
Tyler Technologies Inc.	33	17,264 *
Vertex Inc., Class A Shares	105	2,603 *
Zscaler Inc.	211	63,228 *
Total Software		2,007,270

Total Information Technology		2,769,556
Real Estate — 1.8%
Specialized REITs — 1.8%
Crown Castle Inc.	213	20,553
Equinix Inc.	45	35,246
See Notes to Financial Statements.

43
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Exponential Data ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Specialized REITs — continued
SBA Communications Corp.		95	$18,368

Total Real Estate			74,167
Total Investments before Short-Term Investments (Cost — $3,179,963)			4,149,558
	Rate
Short-Term Investments — 1.0%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $40,725)	4.032%	40,725	40,725 (a)(b)(c)
Total Investments — 99.8% (Cost — $3,220,688)			4,190,283
Other Assets in Excess of Liabilities — 0.2%			7,163
Total Net Assets — 100.0%			$4,197,446

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $40,725 and the cost was $40,725 (Note 6).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
See Notes to Financial Statements.

44
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Focused Growth ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.7%
Communication Services — 16.8%
Entertainment — 3.2%
Netflix Inc.	3,659	$4,386,848 *
ROBLOX Corp., Class A Shares	12,673	1,755,464 *
Total Entertainment		6,142,312
Interactive Media & Services — 13.6%
Alphabet Inc., Class A Shares	43,211	10,504,594
Meta Platforms Inc., Class A Shares	20,922	15,364,699
Total Interactive Media & Services		25,869,293

Total Communication Services		32,011,605
Consumer Discretionary — 16.0%
Automobiles — 3.5%
Tesla Inc.	15,019	6,679,250 *
Broadline Retail — 10.9%
Amazon.com Inc.	70,405	15,458,826 *
MercadoLibre Inc.	1,291	3,016,989 *
Sea Ltd., ADR	12,249	2,189,264 *
Total Broadline Retail		20,665,079
Hotels, Restaurants & Leisure — 1.6%
DoorDash Inc., Class A Shares	11,445	3,112,925 *

Total Consumer Discretionary		30,457,254
Consumer Staples — 2.8%
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp.	5,713	5,288,124

Financials — 6.0%
Capital Markets — 2.2%
Robinhood Markets Inc., Class A Shares	15,774	2,258,521 *
Tradeweb Markets Inc., Class A Shares	17,003	1,886,993
Total Capital Markets		4,145,514
Financial Services — 3.8%
Mastercard Inc., Class A Shares	12,834	7,300,108

Total Financials		11,445,622
Health Care — 5.6%
Biotechnology — 1.4%
Argenx SE, ADR	1,259	928,588 *
Natera Inc.	10,489	1,688,414 *
Total Biotechnology		2,617,002
Health Care Equipment & Supplies — 1.7%
Intuitive Surgical Inc.	7,093	3,172,202 *
Health Care Technology — 0.7%
Doximity Inc., Class A Shares	18,923	1,384,218 *
Pharmaceuticals — 1.8%
Eli Lilly & Co.	4,435	3,383,905

Total Health Care		10,557,327
Industrials — 3.0%
Aerospace & Defense — 2.3%
Axon Enterprise Inc.	6,196	4,446,498 *
See Notes to Financial Statements.

45
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Focused Growth ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Electrical Equipment — 0.7%
	GE Vernova Inc.	2,067	$1,270,998

Total Industrials			5,717,496
Information Technology — 48.5%
IT Services — 4.5%
	Cloudflare Inc., Class A Shares	15,693	3,367,561 *
	Shopify Inc., Class A Shares	34,979	5,198,229 *
Total IT Services			8,565,790
Semiconductors & Semiconductor Equipment — 24.5%
	Analog Devices Inc.	7,469	1,835,133
	ASML Holding NV, Registered Shares	990	958,409
	Broadcom Inc.	32,027	10,566,028
	NVIDIA Corp.	147,089	27,443,866
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	20,505	5,726,841
Total Semiconductors & Semiconductor Equipment			46,530,277
Software — 19.5%
	AppLovin Corp., Class A Shares	8,881	6,381,354 *
	Cadence Design Systems Inc.	12,623	4,433,955 *
	Constellation Software Inc.	577	1,566,691
	Intuit Inc.	2,175	1,485,329
	Microsoft Corp.	36,552	18,932,108
	ServiceNow Inc.	4,588	4,222,245 *
Total Software			37,021,682

Total Information Technology			92,117,749
Total Investments before Short-Term Investments (Cost — $134,235,780)			187,595,177
	Rate
Short-Term Investments — 1.3%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $2,451,209)	4.032%	2,451,209	2,451,209 (a)(b)(c)
Total Investments — 100.0% (Cost — $136,686,989)			190,046,386
Liabilities in Excess of Other Assets — (0.0)%††			(28,395)
Total Net Assets — 100.0%			$190,017,991

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $2,451,209 and the cost was $2,451,209 (Note 6).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

46
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Genomic Advancements ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.4%
Health Care — 94.7%
Biotechnology — 50.0%
Alnylam Pharmaceuticals Inc.	1,817	$828,552 *
Argenx SE	349	253,098 *
Bavarian Nordic A/S	1,820	65,434 *
Beam Therapeutics Inc.	5,954	144,504 *
BeOne Medicines Ltd., ADR	177	60,304 *
BioMarin Pharmaceutical Inc.	1,695	91,801 *
BioNTech SE, ADR	3,674	362,330 *
Bridgebio Pharma Inc.	10,103	524,750 *
CareDx Inc.	6,287	91,413 *
Caris Life Sciences Inc.	859	25,985 *
Catalyst Pharmaceuticals Inc.	4,691	92,413 *
CRISPR Therapeutics AG	2,369	153,535 *
Dynavax Technologies Corp.	4,271	42,411 *
Exact Sciences Corp.	5,261	287,829 *
GRAIL Inc.	3,131	185,136 *
Insmed Inc.	5,020	722,930 *
Ionis Pharmaceuticals Inc.	3,432	224,521 *
Krystal Biotech Inc.	3,740	660,222 *
Natera Inc.	6,035	971,454 *
Neurocrine Biosciences Inc.	1,762	247,350 *
Neurogene Inc.	688	11,923 *
PTC Therapeutics Inc.	2,609	160,114 *
Recursion Pharmaceuticals Inc., Class A Shares	27,074	132,121 *
Regeneron Pharmaceuticals Inc.	612	344,109
Stoke Therapeutics Inc.	1,867	43,874 *
Travere Therapeutics Inc.	5,296	126,574 *
Twist Bioscience Corp.	5,519	155,305 *
Ultragenyx Pharmaceutical Inc.	7,128	214,410 *
uniQure NV	780	45,529 *
United Therapeutics Corp.	1,422	596,117 *
Veracyte Inc.	4,757	163,308 *
Vertex Pharmaceuticals Inc.	1,215	475,843 *
Total Biotechnology		8,505,199
Health Care Equipment & Supplies — 0.1%
OmniAb Inc., $12.50 EARNOUT	240	0 *(a)(b)(c)(d)
OmniAb Inc., $15.00 EARNOUT	240	0 *(a)(b)(c)(d)
TransMedics Group Inc.	104	11,669 *
Total Health Care Equipment & Supplies		11,669
Health Care Providers & Services — 8.5%
GeneDx Holdings Corp.	3,047	328,284 *
Guardant Health Inc.	13,300	830,984 *
Hinge Health Inc., Class A Shares	1,434	70,380 *
Labcorp Holdings Inc.	765	219,601
Total Health Care Providers & Services		1,449,249
See Notes to Financial Statements.

47
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Genomic Advancements ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value
Health Care Technology — 1.9%
	Doximity Inc., Class A Shares	3,354	$245,345 *
	Schrodinger Inc.	3,734	74,904 *
Total Health Care Technology			320,249
Life Sciences Tools & Services — 25.2%
	Adaptive Biotechnologies Corp.	40,823	610,712 *
	Agilent Technologies Inc.	1,689	216,783
	Bio-Rad Laboratories Inc., Class A Shares	192	53,835 *
	Bio-Techne Corp.	293	16,300
	Charles River Laboratories International Inc.	1,223	191,351 *
	Danaher Corp.	1,347	267,056
	Evotec SE	1,666	12,113 *
	IQVIA Holdings Inc.	851	161,639 *
	Lonza Group AG, Registered Shares	291	192,817
	Medpace Holdings Inc.	1,566	805,175 *
	QIAGEN NV	3,564	159,239
	Repligen Corp.	1,276	170,563 *
	Revvity Inc.	98	8,590
	Samsung Biologics Co. Ltd.	850	604,006 *(e)
	Tempus AI Inc.	7,171	578,771 *
	Thermo Fisher Scientific Inc.	502	243,480
Total Life Sciences Tools & Services			4,292,430
Pharmaceuticals — 9.0%
	AstraZeneca PLC, ADR	6,074	465,997
	Bristol-Myers Squibb Co.	1,285	57,953
	Eli Lilly & Co.	536	408,968
	Ligand Pharmaceuticals Inc.	3,212	568,974 *
	WaVe Life Sciences Ltd.	3,784	27,699 *
Total Pharmaceuticals			1,529,591

Total Health Care			16,108,387
Information Technology — 1.0%
Software — 1.0%
	Cadence Design Systems Inc.	498	174,928 *

Materials — 2.7%
Chemicals — 2.7%
	Corteva Inc.	6,800	459,884

Total Common Stocks (Cost — $14,624,047)			16,743,199
	Rate
Preferred Stocks — 1.0%
Health Care — 1.0%
Life Sciences Tools & Services — 1.0%
Sartorius AG (Cost — $179,578)	0.374%	713	165,795 (f)
Total Investments — 99.4% (Cost — $14,803,625)			16,908,994
Other Assets in Excess of Liabilities — 0.6%			106,445
Total Net Assets — 100.0%			$17,015,439

See Notes to Financial Statements.

48
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Genomic Advancements ETF
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Restricted security (Note 7).
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

49
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 96.2%
Communication Services — 9.9%
Diversified Telecommunication Services — 1.1%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	$600,000	$217,607 *(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	1,000,000	956,715 (a)
Cogent Communications Group LLC/Cogent Finance Inc., Senior Notes	7.000%	6/15/27	1,700,000	1,696,904 (a)
Cogent Communications Group LLC/Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	4,450,000	4,328,673 (a)
Total Diversified Telecommunication Services				7,199,899
Entertainment — 1.8%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	4,300,000	4,469,631 (a)
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	2,500,000	2,539,212 (a)
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	2,200,000	2,124,837
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	2,375,000	1,897,494
Total Entertainment				11,031,174
Media — 5.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	6/1/29	3,300,000	3,280,486 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	5,900,000	5,576,059 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,000,000	865,188 (a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	800,000	777,871 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.875%	4/1/30	4,400,000	4,623,304 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.500%	3/15/33	900,000	941,656 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	1,600,000	1,582,354 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	902,000	901,669 (a)
EW Scripps Co., Senior Secured Notes	9.875%	8/15/30	3,100,000	2,912,646 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	2,825,000	2,888,599 (a)
Gray Media Inc., Senior Notes	5.375%	11/15/31	2,150,000	1,616,547 (a)
Gray Media Inc., Senior Secured Notes	7.250%	8/15/33	1,285,000	1,274,177 (a)
McGraw-Hill Education Inc., Senior Secured Notes	7.375%	9/1/31	4,800,000	4,991,107 (a)
Sinclair Television Group Inc., Senior Secured Notes	8.125%	2/15/33	3,400,000	3,492,055 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	1,170,000	1,247,813 (a)
Total Media				36,971,531
Wireless Telecommunication Services — 1.2%
Maya SAS, Senior Secured Notes	7.000%	4/15/32	3,450,000	3,522,636 (a)
Zegona Finance PLC, Senior Secured Notes	8.625%	7/15/29	3,890,000	4,148,024 (a)
Total Wireless Telecommunication Services				7,670,660

Total Communication Services				62,873,264
Consumer Discretionary — 15.2%
Automobile Components — 2.0%
Adient Global Holdings Ltd., Senior Secured Notes	7.000%	4/15/28	625,000	641,598 (a)
American Axle & Manufacturing Inc., Senior Secured Notes	6.375%	10/15/32	1,280,000	1,278,639 (a)
Clarios Global LP/Clarios US Finance Co., Senior Notes	6.750%	9/15/32	1,920,000	1,963,747 (a)
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	5,350,000	4,607,903 (a)
Forvia SE, Senior Notes	6.750%	9/15/33	1,520,000	1,543,079 (a)
IHO Verwaltungs GmbH, Senior Secured Notes (7.750% Cash or 8.500% PIK)	7.750%	11/15/30	1,400,000	1,465,904 (a)
See Notes to Financial Statements.

50
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobile Components — continued
IHO Verwaltungs GmbH, Senior Secured Notes (8.000% Cash or 8.750% PIK)	8.000%	11/15/32	$1,300,000	$1,365,270 (a)
Total Automobile Components				12,866,140
Automobiles — 0.5%
Jaguar Land Rover Automotive PLC, Senior Notes	5.500%	7/15/29	775,000	773,766 (a)
Nissan Motor Co. Ltd., Senior Notes	8.125%	7/17/35	2,335,000	2,508,070 (a)
Total Automobiles				3,281,836
Diversified Consumer Services — 0.9%
Grand Canyon University, Secured Notes	5.125%	10/1/28	2,800,000	2,760,471
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	3.375%	8/31/27	2,750,000	2,677,022 (a)
Total Diversified Consumer Services				5,437,493
Hotels, Restaurants & Leisure — 8.0%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	6.125%	6/15/29	3,100,000	3,173,802 (a)
24 Hour Fitness Worldwide Inc., Senior Notes	8.000%	6/1/22	800,000	0 *(a)(b)(c)(d)(e)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	4,431,000	4,600,917 (a)
Caesars Entertainment Inc., Senior Notes	4.625%	10/15/29	1,920,000	1,837,172 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	475,000	488,890 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	4,500,000	4,597,452 (a)
Carnival Corp., Senior Notes	5.750%	8/1/32	2,510,000	2,557,509 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Notes	6.750%	1/15/30	4,900,000	4,601,628 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	1,700,000	1,619,340 (a)
Great Canadian Gaming Corp./Raptor LLC, Senior Secured Notes	8.750%	11/15/29	2,775,000	2,746,102 (a)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Senior Secured Notes	8.250%	4/15/30	3,800,000	3,951,183 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,750,000	1,864,324 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	3,200,000	3,292,981 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	695,000	699,032 (a)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	1,180,000	1,191,259 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	1,000,000	1,020,396 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	2,900,000	2,975,054 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	2,600,000	2,614,854 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	800,000	859,244 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	1,740,000	1,743,396 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	4,000,000	4,308,683 (a)
Total Hotels, Restaurants & Leisure				50,743,218
Household Durables — 1.9%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	4.625%	4/1/30	1,100,000	1,042,387 (a)
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	8/1/33	1,475,000	1,488,986 (a)
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	1,800,000	1,869,048 (a)
K Hovnanian Enterprises Inc., Senior Notes	8.000%	4/1/31	640,000	656,684 (a)
K Hovnanian Enterprises Inc., Senior Notes	8.375%	10/1/33	960,000	984,842 (a)
LGI Homes Inc., Senior Notes	8.750%	12/15/28	1,200,000	1,260,534 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	1,250,000	1,325,295 (a)
See Notes to Financial Statements.

51
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Household Durables — continued
Newell Brands Inc., Senior Notes	6.375%	5/15/30	$500,000	$496,647
Newell Brands Inc., Senior Notes	6.625%	5/15/32	2,850,000	2,819,813
Total Household Durables				11,944,236
Specialty Retail — 0.6%
Wayfair LLC, Senior Secured Notes	7.250%	10/31/29	2,400,000	2,480,498 (a)
Wayfair LLC, Senior Secured Notes	7.750%	9/15/30	1,500,000	1,576,868 (a)
Total Specialty Retail				4,057,366
Textiles, Apparel & Luxury Goods — 1.3%
Beach Acquisition Bidco LLC, Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	7/15/33	5,400,000	5,838,275 (a)
Under Armour Inc., Senior Notes	7.250%	7/15/30	2,200,000	2,202,781 (a)
Total Textiles, Apparel & Luxury Goods				8,041,056

Total Consumer Discretionary				96,371,345
Consumer Staples — 2.1%
Consumer Staples Distribution & Retail — 0.2%
Froneri Lux FinCo SARL, Senior Secured Notes	6.000%	8/1/32	1,240,000	1,242,988 (a)
Food Products — 0.8%
Chobani Holdco II LLC, Senior Notes (8.750% Cash or 9.500% PIK)	8.750%	10/1/29	2,325,524	2,470,267 (a)
Chobani LLC/Chobani Finance Corp. Inc., Senior Notes	7.625%	7/1/29	2,200,000	2,296,793 (a)
Total Food Products				4,767,060
Household Products — 0.1%
Energizer Holdings Inc., Senior Notes	4.375%	3/31/29	900,000	864,333 (a)
Personal Care Products — 1.0%
Coty Inc./HFC Prestige Products Inc./HFC Prestige International US LLC, Senior Notes	6.625%	7/15/30	1,200,000	1,227,743 (a)
Opal Bidco SAS, Senior Secured Notes	6.500%	3/31/32	5,125,000	5,256,333 (a)
Total Personal Care Products				6,484,076

Total Consumer Staples				13,358,457
Energy — 11.4%
Energy Equipment & Services — 3.1%
Kodiak Gas Services LLC, Senior Notes	7.250%	2/15/29	3,600,000	3,738,186 (a)
Kodiak Gas Services LLC, Senior Notes	6.500%	10/1/33	790,000	804,853 (a)
Kodiak Gas Services LLC, Senior Notes	6.750%	10/1/35	465,000	477,732 (a)
Nabors Industries Inc., Senior Notes	9.125%	1/31/30	1,900,000	1,977,444 (a)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	2,400,000	2,236,968 (a)
Transocean International Ltd.	7.875%	10/15/32	395,000	395,000 (a)
Transocean International Ltd., Senior Notes	8.250%	5/15/29	1,500,000	1,480,044 (a)
Transocean International Ltd., Senior Notes	6.800%	3/15/38	1,600,000	1,356,278
Transocean International Ltd., Senior Secured Notes	8.750%	2/15/30	2,100,000	2,211,166 (a)
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	1,538,095	1,580,088 (a)
Weatherford International Ltd., Senior Notes	6.750%	10/15/33	3,295,000	3,299,352 (a)
Total Energy Equipment & Services				19,557,111
Oil, Gas & Consumable Fuels — 8.3%
Antero Resources Corp., Senior Notes	7.625%	2/1/29	1,401,000	1,431,659 (a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	8.125%	1/15/27	1,000,000	992,168 (a)
See Notes to Financial Statements.

52
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	9.250%	7/15/29	$1,400,000	$1,435,000 (a)
Coronado Finance Pty Ltd., Senior Secured Notes	9.250%	10/1/29	4,000,000	3,525,004 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	3,550,000	3,459,349 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	3,495,000	3,544,166 (a)
DT Midstream Inc., Senior Notes	4.125%	6/15/29	1,600,000	1,561,481 (a)
Expand Energy Corp., Senior Notes	6.750%	4/15/29	3,500,000	3,536,827 (a)
Hess Midstream Operations LP, Senior Notes	6.500%	6/1/29	2,470,000	2,548,954 (a)
Kinetik Holdings LP, Senior Notes	6.625%	12/15/28	1,200,000	1,232,606 (a)
Kinetik Holdings LP, Senior Notes	5.875%	6/15/30	3,000,000	3,019,698 (a)
Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes	11.500%	2/15/28	2,500,000	2,660,800 (a)
Northriver Midstream Finance LP, Senior Secured Notes	6.750%	7/15/32	2,900,000	2,967,500 (a)
Sunoco LP, Senior Notes	7.250%	5/1/32	2,400,000	2,520,530 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	8/15/29	1,300,000	1,246,935 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	2,300,000	2,172,403 (a)
Venture Global LNG Inc., Senior Secured Notes	8.125%	6/1/28	1,750,000	1,812,597 (a)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	3,000,000	3,307,950 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	2,100,000	2,206,418 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	1,050,000	1,160,917 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	1/15/34	1,065,000	1,121,746 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	1,300,000	1,468,133 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	1,965,000	2,088,406 (a)
Vital Energy Inc., Senior Notes	7.875%	4/15/32	1,600,000	1,554,276 (a)
Total Oil, Gas & Consumable Fuels				52,575,523

Total Energy				72,132,634
Financials — 12.6%
Capital Markets — 1.3%
Osaic Holdings Inc., Senior Notes	8.000%	8/1/33	1,300,000	1,348,421 (a)
Osaic Holdings Inc., Senior Secured Notes	6.750%	8/1/32	980,000	1,012,983 (a)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	870,000	896,201 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	4,500,000	4,735,926 (a)
Total Capital Markets				7,993,531
Consumer Finance — 2.8%
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	1,000,000	1,056,410 (a)
Encore Capital Group Inc., Senior Secured Notes	8.500%	5/15/30	2,200,000	2,338,151 (a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	1,200,000	1,177,553 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	4,000,000	4,139,432 (a)
OneMain Finance Corp., Senior Notes	6.625%	5/15/29	1,100,000	1,132,033
OneMain Finance Corp., Senior Notes	5.375%	11/15/29	1,000,000	989,493
OneMain Finance Corp., Senior Notes	7.125%	11/15/31	600,000	622,655
OneMain Finance Corp., Senior Notes	6.500%	3/15/33	2,135,000	2,141,042
PRA Group Inc., Senior Notes	5.000%	10/1/29	1,500,000	1,394,230 (a)
PRA Group Inc., Senior Notes	8.875%	1/31/30	700,000	723,232 (a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	2,300,000	2,260,704 (a)
Total Consumer Finance				17,974,935
See Notes to Financial Statements.

53
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — 5.8%
CrossCountry Intermediate HoldCo LLC, Senior Notes	6.500%	10/1/30	$1,830,000	$1,839,021 (a)
Freedom Mortgage Holdings LLC, Senior Notes	9.250%	2/1/29	4,300,000	4,527,623 (a)
Freedom Mortgage Holdings LLC, Senior Notes	8.375%	4/1/32	925,000	970,307 (a)
Freedom Mortgage Holdings LLC, Senior Notes	7.875%	4/1/33	535,000	551,607 (a)
Global Net Lease Inc./Global Net Lease Operating Partnership LP, Senior Notes	3.750%	12/15/27	1,930,000	1,874,953 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	1,400,000	1,367,891 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	3,350,000	3,397,936 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	2,700,000	2,806,419 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	2,100,000	2,219,341 (a)
Jefferson Capital Holdings LLC, Senior Notes	8.250%	5/15/30	3,200,000	3,349,424 (a)
Nationstar Mortgage Holdings Inc., Senior Notes	5.750%	11/15/31	3,325,000	3,370,812 (a)
Pebblebrook Hotel LP/PEB Finance Corp., Senior Notes	6.375%	10/15/29	1,800,000	1,828,339 (a)
PHH Escrow Issuer LLC/PHH Corp., Senior Notes	9.875%	11/1/29	5,000,000	5,072,450 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	3,900,000	3,645,228 (a)
Total Financial Services				36,821,351
Insurance — 1.7%
Acrisure LLC/Acrisure Finance Inc., Senior Notes	8.500%	6/15/29	2,900,000	3,046,955 (a)
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	7.500%	11/6/30	1,500,000	1,563,795 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Notes	7.375%	10/1/32	1,700,000	1,753,860 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	6.750%	4/15/28	1,600,000	1,629,632 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	7.000%	1/15/31	2,600,000	2,688,447 (a)
Total Insurance				10,682,689
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	4,500,000	4,328,157 (a)
Starwood Property Trust Inc., Senior Notes	5.750%	1/15/31	1,910,000	1,911,199 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				6,239,356

Total Financials				79,711,862
Health Care — 7.7%
Biotechnology — 1.5%
Grifols SA, Senior Notes	4.750%	10/15/28	3,300,000	3,208,531 (a)
Kedrion SpA, Senior Secured Notes	6.500%	9/1/29	6,300,000	6,225,597 (a)
Total Biotechnology				9,434,128
Health Care Equipment & Supplies — 0.7%
Bausch + Lomb Corp., Senior Secured Notes	8.375%	10/1/28	4,100,000	4,278,094 (a)
Insulet Corp., Senior Notes	6.500%	4/1/33	485,000	504,658 (a)
Total Health Care Equipment & Supplies				4,782,752
Health Care Providers & Services — 3.7%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,000,000	795,920 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	3,300,000	3,206,181 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	3,200,000	3,393,110 (a)
Concentra Health Services Inc., Senior Notes	6.875%	7/15/32	5,300,000	5,510,050 (a)
DaVita Inc., Senior Notes	4.625%	6/1/30	5,700,000	5,467,434 (a)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	1,500,000	1,502,143
See Notes to Financial Statements.

54
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
Tenet Healthcare Corp., Senior Secured Notes	6.125%	6/15/30	$2,300,000	$2,332,216
Tenet Healthcare Corp., Senior Secured Notes	6.750%	5/15/31	1,400,000	1,450,503
Total Health Care Providers & Services				23,657,557
Health Care Technology — 0.3%
MPH Acquisition Holdings LLC, Senior Secured Notes	5.750%	12/31/30	180,055	157,365 (a)
MPH Acquisition Holdings LLC, Senior Secured Notes (6.000% Cash and 0.750% PIK)	6.750%	3/31/31	1,550,161	1,264,296 (a)
MPH Acquisition Holdings LLC, Senior Secured Notes (6.500% Cash and 5.000% PIK)	11.500%	12/31/30	282,462	295,776 (a)
Total Health Care Technology				1,717,437
Life Sciences Tools & Services — 0.6%
IQVIA Inc., Senior Notes	6.250%	6/1/32	3,500,000	3,602,869 (a)
Pharmaceuticals — 0.9%
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	2,600,000	2,792,709 (a)
Par Pharmaceutical Inc., Escrow	—	—	400,000	0 *(b)(c)(e)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,500,000	1,499,780
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	1,000,000	1,144,618
Total Pharmaceuticals				5,437,107

Total Health Care				48,631,850
Industrials — 13.8%
Aerospace & Defense — 2.3%
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	330,000	339,744 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	1,200,000	1,238,155 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	1,670,000	1,747,543 (a)
Efesto Bidco SpA Efesto US LLC, Senior Secured Notes	7.500%	2/15/32	5,550,000	5,652,259 (a)
TransDigm Inc., Senior Secured Notes	6.000%	1/15/33	700,000	708,374 (a)
TransDigm Inc., Subordinated Notes	6.750%	1/31/34	4,815,000	4,981,956 (a)
Total Aerospace & Defense				14,668,031
Building Products — 1.6%
EMRLD Borrower LP/Emerald Co-Issuer Inc., Senior Secured Notes	6.625%	12/15/30	1,900,000	1,955,478 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	5,100,000	5,242,178 (a)
Quikrete Holdings Inc., Senior Notes	6.750%	3/1/33	950,000	988,426 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,650,000	1,710,430 (a)
Total Building Products				9,896,512
Commercial Services & Supplies — 2.3%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	5,375,000	5,513,621 (a)
Veritiv Operating Co., Senior Secured Notes	10.500%	11/30/30	1,125,000	1,208,788 (a)
Waste Pro USA Inc., Senior Notes	7.000%	2/1/33	1,700,000	1,765,105 (a)
Wrangler Holdco Corp., Senior Notes	6.625%	4/1/32	5,900,000	6,157,263 (a)
Total Commercial Services & Supplies				14,644,777
Construction & Engineering — 1.4%
Arcosa Inc., Senior Notes	4.375%	4/15/29	3,000,000	2,919,768 (a)
Arcosa Inc., Senior Notes	6.875%	8/15/32	2,200,000	2,299,699 (a)
JH North America Holdings Inc., Senior Secured Notes	5.875%	1/31/31	350,000	355,672 (a)
JH North America Holdings Inc., Senior Secured Notes	6.125%	7/31/32	525,000	538,201 (a)
See Notes to Financial Statements.

55
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Construction & Engineering — continued
VM Consolidated Inc., Senior Notes	5.500%	4/15/29	$2,600,000	$2,597,750 (a)
Total Construction & Engineering				8,711,090
Electrical Equipment — 0.8%
Gates Corp., Senior Notes	6.875%	7/1/29	2,100,000	2,181,690 (a)
WESCO Distribution Inc., Senior Notes	6.375%	3/15/33	2,750,000	2,852,680 (a)
Total Electrical Equipment				5,034,370
Ground Transportation — 1.7%
First Student Bidco Inc./First Transit Parent Inc., Senior Secured Notes	4.000%	7/31/29	1,100,000	1,047,210 (a)
Watco Cos. LLC/Watco Finance Corp., Senior Notes	7.125%	8/1/32	5,560,000	5,759,688 (a)
XPO Inc., Senior Notes	7.125%	2/1/32	3,900,000	4,105,132 (a)
Total Ground Transportation				10,912,030
Machinery — 1.2%
ATS Corp., Senior Notes	4.125%	12/15/28	3,000,000	2,877,092 (a)
Esab Corp., Senior Notes	6.250%	4/15/29	2,400,000	2,468,527 (a)
Terex Corp., Senior Notes	6.250%	10/15/32	2,200,000	2,242,935 (a)
Total Machinery				7,588,554
Passenger Airlines — 0.8%
OneSky Flight LLC, Senior Notes	8.875%	12/15/29	3,125,000	3,289,103 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,000,000	1,998,648 (a)
Total Passenger Airlines				5,287,751
Professional Services — 0.4%
CACI International Inc., Senior Notes	6.375%	6/15/33	2,250,000	2,323,801 (a)
Trading Companies & Distributors — 1.0%
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	2,800,000	2,906,110 (a)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	3,400,000	3,539,648 (a)
Total Trading Companies & Distributors				6,445,758
Transportation Infrastructure — 0.3%
Beacon Mobility Corp., Senior Secured Notes	7.250%	8/1/30	1,875,000	1,950,758 (a)

Total Industrials				87,463,432
Information Technology — 5.7%
Communications Equipment — 1.5%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	3,500,000	3,475,505 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	4,000,000	4,210,619 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	2,170,000	2,039,040 (a)
Total Communications Equipment				9,725,164
Electronic Equipment, Instruments & Components — 1.8%
EquipmentShare.com Inc., Secured Notes	9.000%	5/15/28	2,700,000	2,860,577 (a)
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	2,400,000	2,594,146 (a)
TTM Technologies Inc., Senior Notes	4.000%	3/1/29	4,000,000	3,850,524 (a)
Zebra Technologies Corp., Senior Notes	6.500%	6/1/32	1,900,000	1,952,983 (a)
Total Electronic Equipment, Instruments & Components				11,258,230
IT Services — 0.4%
McAfee Corp., Senior Notes	7.375%	2/15/30	3,100,000	2,879,145 (a)
Semiconductors & Semiconductor Equipment — 0.3%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	595,000	608,349 (a)
See Notes to Financial Statements.

56
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	$1,015,000	$1,024,010 (a)
Total Semiconductors & Semiconductor Equipment				1,632,359
Software — 0.4%
Gen Digital Inc., Senior Notes	6.250%	4/1/33	2,250,000	2,302,603 (a)
Technology Hardware, Storage & Peripherals — 1.3%
Fortress Intermediate 3 Inc., Senior Secured Notes	7.500%	6/1/31	5,200,000	5,451,113 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	2,750,000	2,804,769 (a)
Total Technology Hardware, Storage & Peripherals				8,255,882

Total Information Technology				36,053,383
Materials — 9.1%
Chemicals — 3.4%
Avient Corp., Senior Notes	6.250%	11/1/31	3,400,000	3,455,330 (a)
Calderys Financing LLC, Senior Secured Notes	11.250%	6/1/28	1,400,000	1,486,209 (a)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	5,000,000	5,306,250 (a)
FMC Corp., Subordinated Notes (8.450% to 11/1/30 then 5 year Treasury Constant Maturity Rate + 4.366%)	8.450%	11/1/55	2,800,000	2,958,953 (f)
GPD Cos. Inc., Senior Notes	12.500%	12/31/29	2,034,976	1,557,652 (a)
Rain Carbon Inc., Senior Secured Notes	12.250%	9/1/29	4,050,000	4,342,078 (a)
Solstice Advanced Materials Inc., Senior Notes	5.625%	9/30/33	2,660,000	2,670,451 (a)
Total Chemicals				21,776,923
Construction Materials — 1.1%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	2,000,000	2,113,866 (a)
Standard Building Solutions Inc., Senior Notes	6.500%	8/15/32	2,800,000	2,875,729 (a)
Standard Building Solutions Inc., Senior Notes	6.250%	8/1/33	1,875,000	1,901,822 (a)
Total Construction Materials				6,891,417
Containers & Packaging — 1.5%
Clydesdale Acquisition Holdings Inc., Senior Secured Notes	6.750%	4/15/32	5,200,000	5,338,294 (a)
Toucan FinCo Ltd./Toucan FinCo Can Inc./Toucan FinCo US LLC, Senior Secured Notes	9.500%	5/15/30	4,350,000	4,265,305 (a)
Total Containers & Packaging				9,603,599
Metals & Mining — 2.8%
ATI Inc., Senior Notes	7.250%	8/15/30	1,500,000	1,575,735
Cleveland-Cliffs Inc., Senior Notes	7.000%	3/15/32	2,835,000	2,866,795 (a)
Cleveland-Cliffs Inc., Senior Notes	7.625%	1/15/34	1,695,000	1,747,647 (a)
Constellium SE, Senior Notes	3.750%	4/15/29	2,000,000	1,904,657 (a)
Constellium SE, Senior Notes	6.375%	8/15/32	3,100,000	3,171,281 (a)
Mineral Resources Ltd., Senior Notes	7.000%	4/1/31	1,250,000	1,266,958 (a)
Novelis Corp., Senior Notes	4.750%	1/30/30	2,800,000	2,703,381 (a)
Novelis Corp., Senior Notes	6.875%	1/30/30	800,000	830,243 (a)
Novelis Corp., Senior Notes	6.375%	8/15/33	1,675,000	1,693,543 (a)
Total Metals & Mining				17,760,240
Paper & Forest Products — 0.3%
Magnera Corp., Senior Secured Notes	4.750%	11/15/29	2,000,000	1,772,386 (a)

Total Materials				57,804,565
See Notes to Financial Statements.

57
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Real Estate — 5.0%
Diversified REITs — 0.9%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	$3,100,000	$3,296,314 (a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.875%	2/15/29	2,400,000	2,344,697 (a)
Total Diversified REITs				5,641,011
Hotel & Resort REITs — 0.8%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	7.250%	7/15/28	2,000,000	2,064,740 (a)
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	4/1/32	2,300,000	2,366,321 (a)
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	6/15/33	1,050,000	1,082,093 (a)
Total Hotel & Resort REITs				5,513,154
Real Estate Management & Development — 0.7%
Forestar Group Inc., Senior Notes	6.500%	3/15/33	4,200,000	4,300,120 (a)
Specialized REITs — 2.6%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	2,500,000	2,578,240 (a)
Iron Mountain Inc., Senior Notes	5.625%	7/15/32	3,850,000	3,832,606 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	4,870,000	4,956,491 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	1,830,000	1,835,927 (a)
Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Notes	4.625%	3/15/30	3,545,000	3,410,099 (a)
Total Specialized REITs				16,613,363

Total Real Estate				32,067,648
Utilities — 3.7%
Electric Utilities — 3.0%
Leeward Renewable Energy Operations LLC, Senior Notes	4.250%	7/1/29	3,900,000	3,688,812 (a)
NRG Energy Inc., Senior Notes	5.750%	7/15/29	2,100,000	2,113,012 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	4,085,000	4,088,140 (a)
Talen Energy Supply LLC, Senior Secured Notes	8.625%	6/1/30	3,100,000	3,292,770 (a)
Vistra Operations Co. LLC, Senior Notes	5.500%	9/1/26	1,950,000	1,949,942 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	4,000,000	4,235,668 (a)
Total Electric Utilities				19,368,344
Independent Power and Renewable Electricity Producers — 0.7%
Atlantica Sustainable Infrastructure Ltd., Senior Notes	4.125%	6/15/28	2,800,000	2,741,307 (a)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Senior Notes	6.375%	2/15/32	1,700,000	1,743,607 (a)
Total Independent Power and Renewable Electricity Producers				4,484,914

Total Utilities				23,853,258
Total Corporate Bonds & Notes (Cost — $601,050,783)				610,321,698
Senior Loans — 0.6%
Communication Services — 0.0%††
Media — 0.0%††
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000%	1/2/28	16,568	14,290 (g)(h)
Diamond Sports Net LLC, First Lien Exit Term Loan (15.000% PIK)	15.000%	1/2/28	51,935	44,794 (g)(h)

Total Communication Services				59,084
Health Care — 0.2%
Health Care Technology — 0.2%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.913%	2/15/29	1,470,251	1,469,177 (f)(g)(h)

Materials — 0.4%
Chemicals — 0.4%
Hexion Holdings Corp., Second Lien Term Loan (1 mo. Term SOFR + 7.538%)	11.701%	3/15/30	837,209	829,256 (f)(g)(h)
See Notes to Financial Statements.

58
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Chemicals — continued
Vibrantz Technologies Inc., Initial Term Loan (3 mo. Term SOFR + 4.400%)	8.728%	4/23/29	$1,649,000	$1,336,523 (f)(g)(h)

Total Materials				2,165,779
Total Senior Loans (Cost — $4,003,086)				3,694,040
Municipal Bonds — 0.2%
Arizona — 0.2%
Maricopa County, AZ, IDA Revenue, Grand Canyon University Project T (Cost — $1,553,210)	7.375%	10/1/29	1,545,000	1,621,533 (a)
			Shares
Convertible Preferred Stocks — 0.1%
Industrials — 0.1%
Aerospace & Defense — 0.1%
Boeing Co. (Cost — $550,000)	6.000%		11,000	765,270

Common Stocks — 0.0%††
Financials — 0.0%††
Financial Services — 0.0%††
DSG TOPCO, Inc.			442	5,304 (b)(c)

Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Mallinckrodt PLC			1,445	149,557 *(b)(c)

Total Common Stocks (Cost — $129,708)				154,861
Total Investments before Short-Term Investments (Cost — $607,286,787)				616,557,402
	Rate
Short-Term Investments — 3.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $20,275,071)	4.032%		20,275,071	20,275,071 (i)(j)(k)
Total Investments — 100.3% (Cost — $627,561,858)				636,832,473
Liabilities in Excess of Other Assets — (0.3)%				(2,128,014)
Total Net Assets — 100.0%				$634,704,459

See Notes to Financial Statements.

59
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin High Yield Corporate ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	The maturity principal is currently in default as of September 30, 2025.
(e)	Value is less than $1.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $20,275,071 and the cost was $20,275,071 (Note 6).

(k)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
IDA	—	Industrial Development Authority
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

60
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Income Equity Focus ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 63.0%
Communication Services — 3.9%
Diversified Telecommunication Services — 2.6%
Verizon Communications Inc.	58,704	$2,580,041
Media — 1.3%
Comcast Corp., Class A Shares	39,182	1,231,098

Total Communication Services		3,811,139
Consumer Discretionary — 3.0%
Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	3,728	1,132,902
Starbucks Corp.	5,524	467,330
Total Hotels, Restaurants & Leisure		1,600,232
Specialty Retail — 1.4%
Home Depot Inc.	3,399	1,377,241

Total Consumer Discretionary		2,977,473
Consumer Staples — 9.6%
Beverages — 4.3%
Coca-Cola Co.	14,796	981,271
PepsiCo Inc.	23,280	3,269,443
Total Beverages		4,250,714
Consumer Staples Distribution & Retail — 0.7%
Target Corp.	7,320	656,604
Food Products — 0.5%
Nestle SA, ADR	4,999	458,758
Household Products — 3.0%
Procter & Gamble Co.	19,274	2,961,450
Tobacco — 1.1%
Philip Morris International Inc.	6,563	1,064,519

Total Consumer Staples		9,392,045
Energy — 6.5%
Energy Equipment & Services — 0.5%
Schlumberger NV	13,646	469,013
Oil, Gas & Consumable Fuels — 6.0%
Chevron Corp.	18,648	2,895,848
Exxon Mobil Corp.	17,206	1,939,977
TotalEnergies SE, ADR	17,999	1,074,360
Total Oil, Gas & Consumable Fuels		5,910,185

Total Energy		6,379,198
Financials — 5.8%
Banks — 4.1%
Fifth Third Bancorp	11,941	531,972
JPMorgan Chase & Co.	5,840	1,842,111
PNC Financial Services Group Inc.	2,771	556,777
US Bancorp	21,777	1,052,482
Total Banks		3,983,342
Capital Markets — 1.7%
Morgan Stanley	10,587	1,682,910

Total Financials		5,666,252
See Notes to Financial Statements.

61
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Income Equity Focus ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care — 7.5%
Biotechnology — 1.2%
AbbVie Inc.	2,577	$596,678
Amgen Inc.	2,000	564,400
Total Biotechnology		1,161,078
Pharmaceuticals — 6.3%
AstraZeneca PLC, ADR	7,508	576,014
Johnson & Johnson	13,686	2,537,658
Merck & Co. Inc.	23,944	2,009,620
Pfizer Inc.	43,271	1,102,545
Total Pharmaceuticals		6,225,837

Total Health Care		7,386,915
Industrials — 12.4%
Aerospace & Defense — 7.0%
Boeing Co.	1,500	323,745 *
Lockheed Martin Corp.	5,402	2,696,732
RTX Corp.	11,450	1,915,929
TransDigm Group Inc.	1,407	1,854,454
Total Aerospace & Defense		6,790,860
Air Freight & Logistics — 0.5%
United Parcel Service Inc., Class B Shares	6,257	522,647
Building Products — 2.3%
Johnson Controls International PLC	20,732	2,279,483
Ground Transportation — 1.6%
Union Pacific Corp.	6,667	1,575,879
Industrial Conglomerates — 1.0%
Honeywell International Inc.	4,559	959,670

Total Industrials		12,128,539
Information Technology — 6.0%
Communications Equipment — 1.3%
Cisco Systems Inc.	18,519	1,267,070
Semiconductors & Semiconductor Equipment — 4.7%
Analog Devices Inc.	14,255	3,502,453
Texas Instruments Inc.	5,774	1,060,857
Total Semiconductors & Semiconductor Equipment		4,563,310

Total Information Technology		5,830,380
Materials — 3.4%
Chemicals — 1.7%
Air Products & Chemicals Inc.	5,948	1,622,139
Metals & Mining — 1.7%
Rio Tinto PLC, ADR	25,799	1,702,992

Total Materials		3,325,131
Utilities — 4.9%
Electric Utilities — 3.8%
Duke Energy Corp.	6,974	863,032
Southern Co.	30,400	2,881,008
Total Electric Utilities		3,744,040
See Notes to Financial Statements.

62
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Income Equity Focus ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Multi-Utilities — 1.1%
Sempra			11,367	$1,022,803

Total Utilities				4,766,843
Total Common Stocks (Cost — $55,838,219)				61,663,915
	Rate	Maturity Date	Face Amount
Equity-Linked Securities — 30.8%
Other — 30.8%
Barclays Bank PLC into AbbVie Inc., Senior Notes	8.000%	10/9/25	$10,000	2,112,814
Barclays Bank PLC into Microchip Technology Inc., Senior Notes	10.000%	10/14/25	19,000	1,225,203 (a)
Barclays Bank PLC into RTX Corp., Senior Notes	7.500%	10/16/25	9,405	1,200,433
BNP Paribas Issuance BV into Accenture PLC	9.000%	2/4/26	3,200	799,475 (a)
BNP Paribas Issuance BV into Freeport-McMoRan Inc.	10.000%	8/28/26	45,000	1,763,358 (a)
BNP Paribas SA into Applied Materials Inc.	10.000%	12/10/25	3,300	640,773 (a)
Citigroup Global Markets Holdings Inc. into Alphabet Inc.	9.000%	7/29/26	4,000	816,903 (a)
Citigroup Global Markets Holdings Inc. into International Business Machines Corp.	8.500%	8/21/26	5,000	1,310,333 (a)
Citigroup Global Markets Holdings Inc. into Newmont Corp.	9.500%	2/18/26	15,000	744,158 (a)
JPMorgan Chase Bank NA into CVS Health Corp.	9.000%	11/25/25	7,000	483,500 (a)
JPMorgan Chase Bank NA into Exxon Mobil Corp.	8.500%	11/3/25	11,000	1,244,443 (a)
JPMorgan Chase Bank NA into Microsoft Inc.	7.000%	10/15/26	2,000	1,032,160 (a)(b)
Merrill Lynch BV into Dell Technologies Inc.	12.000%	3/9/26	7,000	938,744 (a)
Merrill Lynch BV into United Health Group Inc.	9.000%	9/25/26	6,000	1,999,086 (c)
Mizuho Markets Cayman LP into NextEra Energy Inc., Senior Notes	8.500%	10/14/25	17,500	1,326,073
Mizuho Markets Cayman LP into Schlumberger NV	10.000%	7/27/26	25,000	870,472 (a)
Mizuho Markets Cayman LP into The Home Depot Inc.	7.500%	7/27/26	2,500	965,132 (a)
Royal Bank of Canada into Nike Inc.	10.000%	12/24/25	8,000	563,820 (a)
Royal Bank of Canada into Oracle Corp.	10.000%	5/13/26	800	133,726 (a)
Royal Bank of Canada into Texas Instruments Inc., Senior Notes	9.000%	7/21/26	11,000	2,103,708 (a)
Toronto-Dominion Bank into Amazon.com Inc.	10.000%	10/13/26	2,200	481,745 (a)(b)
Toronto-Dominion Bank into Apple Inc., Senior Notes	7.000%	4/13/26	5,000	1,179,290
Toronto-Dominion Bank into Lowe’s Cos. Inc.	7.500%	8/19/26	4,700	1,139,076 (a)
Toronto-Dominion Bank into Starbucks Corp.	9.000%	1/12/26	20,000	1,717,581 (a)
UBS AG into Bank of America Corp.	8.000%	1/28/26	22,000	1,088,469 (a)
Wells Fargo Bank NA into S&P 500 Index	8.000%	11/4/25	250	1,623,938 (a)
Wells Fargo Bank NA into Salesforce.com Inc.	9.000%	6/15/26	2,500	608,777 (a)

Total Equity-Linked Securities (Cost — $30,196,777)				30,113,190
			Shares
Convertible Preferred Stocks — 5.5%
Financials — 0.5%
Capital Markets — 0.5%
Ares Management Corp., Non Voting Shares	6.750%		10,311	512,354 (d)
See Notes to Financial Statements.

63
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Income Equity Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Industrials — 1.3%
Aerospace & Defense — 1.3%
Boeing Co.	6.000%	18,440	$1,282,871 (d)

Information Technology — 0.7%
Technology Hardware, Storage & Peripherals — 0.7%
Hewlett Packard Enterprise Co.	7.625%	9,998	678,864 (d)

Materials — 1.6%
Chemicals — 1.6%
Albemarle Corp., Non Voting Shares	7.250%	40,832	1,546,716 (d)

Utilities — 1.4%
Electric Utilities — 1.4%
NextEra Energy Inc.	7.299%	27,221	1,357,511 (d)

Total Convertible Preferred Stocks (Cost — $5,148,082)			5,378,316
Total Investments before Short-Term Investments (Cost — $91,183,078)			97,155,421

Short-Term Investments — 1.5%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $1,438,996)	4.032%	1,438,996	1,438,996 (e)(f)(g)
Total Investments — 100.8% (Cost — $92,622,074)			98,594,417
Liabilities in Excess of Other Assets — (0.8)%			(807,368)
Total Net Assets — 100.0%			$97,787,049

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(d)	The rate shown represents the yield as of September 30, 2025.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $1,438,996 and the cost was $1,438,996 (Note 6).

(g)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

64
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 34.4%
Communication Services — 1.2%
Diversified Telecommunication Services — 1.0%
Verizon Communications Inc.	201,548	$8,858,035
Media — 0.2%
Comcast Corp., Class A Shares	46,218	1,452,169

Total Communication Services		10,310,204
Consumer Discretionary — 0.2%
Broadline Retail — 0.0%††
Amazon.com Inc.	54	11,857 *
Specialty Retail — 0.2%
Home Depot Inc.	4,245	1,720,031

Total Consumer Discretionary		1,731,888
Consumer Staples — 5.3%
Beverages — 2.0%
Coca-Cola Co.	99,455	6,595,856
PepsiCo Inc.	78,317	10,998,839
Total Beverages		17,594,695
Food Products — 0.7%
Mondelez International Inc., Class A Shares	52,872	3,302,914
Nestle SA, ADR	24,960	2,290,579
Total Food Products		5,593,493
Household Products — 1.4%
Procter & Gamble Co.	78,897	12,122,524
Tobacco — 1.2%
Philip Morris International Inc.	60,889	9,876,196

Total Consumer Staples		45,186,908
Energy — 4.6%
Oil, Gas & Consumable Fuels — 4.6%
Chevron Corp.	118,709	18,434,320
Exxon Mobil Corp.	123,805	13,959,014
Shell PLC, ADR	99,356	7,106,935

Total Energy		39,500,269
Financials — 4.2%
Banks — 3.8%
Bank of America Corp.	96,971	5,002,734
Fifth Third Bancorp	55,790	2,485,444
JPMorgan Chase & Co.	52,869	16,676,469
Truist Financial Corp.	118,019	5,395,829
US Bancorp	61,682	2,981,091
Total Banks		32,541,567
Capital Markets — 0.4%
Morgan Stanley	24,885	3,955,719

Total Financials		36,497,286
Health Care — 6.6%
Biotechnology — 1.2%
AbbVie Inc.	44,771	10,366,277
See Notes to Financial Statements.

65
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — 0.6%
Medtronic PLC	50,990	$4,856,288
Pharmaceuticals — 4.8%
AstraZeneca PLC, ADR	78	5,984
Johnson & Johnson	114,288	21,191,281
Merck & Co. Inc.	161,743	13,575,090
Roche Holding AG, ADR	160,964	6,729,905
Total Pharmaceuticals		41,502,260

Total Health Care		56,724,825
Industrials — 5.9%
Aerospace & Defense — 2.3%
Lockheed Martin Corp.	18,683	9,326,740
RTX Corp.	39,235	6,565,193
TransDigm Group Inc.	2,928	3,859,163
Total Aerospace & Defense		19,751,096
Building Products — 1.0%
Johnson Controls International PLC	75,808	8,335,090
Ground Transportation — 0.9%
Union Pacific Corp.	32,982	7,795,955
Industrial Conglomerates — 1.1%
Honeywell International Inc.	30,521	6,424,671
Siemens AG, Registered Shares	12,416	3,341,051
Total Industrial Conglomerates		9,765,722
Machinery — 0.6%
Illinois Tool Works Inc.	18,752	4,889,771

Total Industrials		50,537,634
Information Technology — 1.1%
Communications Equipment — 0.8%
Cisco Systems Inc.	95,511	6,534,863
Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices Inc.	11,888	2,920,881
Software — 0.0%††
Microsoft Corp.	66	34,185

Total Information Technology		9,489,929
Materials — 1.5%
Chemicals — 0.7%
Air Products & Chemicals Inc.	21,276	5,802,391
Metals & Mining — 0.8%
Rio Tinto PLC, ADR	104,480	6,896,725

Total Materials		12,699,116
Utilities — 3.8%
Electric Utilities — 2.4%
Duke Energy Corp.	84,460	10,451,925
Southern Co.	77,099	7,306,672
Xcel Energy Inc.	36,080	2,909,852
Total Electric Utilities		20,668,449
Multi-Utilities — 1.4%
Dominion Energy Inc.	78,396	4,795,483
See Notes to Financial Statements.

66
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Multi-Utilities — continued
DTE Energy Co.			34,252	$4,844,261
Sempra			26,710	2,403,366
Total Multi-Utilities				12,043,110

Total Utilities				32,711,559
Total Common Stocks (Cost — $267,619,893)				295,389,618
	Rate	Maturity Date	Face Amount
Corporate Bonds & Notes — 29.3%
Communication Services — 1.3%
Entertainment — 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	$945,000	996,660
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	2,000,000	1,988,160 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,350,000	1,338,114 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	6/1/29	1,250,000	1,242,608 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	1,200,000	1,152,416 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	1,000,000	1,066,507 (a)
Total Media				6,787,805
Wireless Telecommunication Services — 0.4%
Connect Holding II LLC, Senior Secured Notes	10.500%	4/3/31	2,000,000	2,000,025 (a)
Sprint LLC, Senior Notes	7.625%	3/1/26	470,000	471,061
T-Mobile USA Inc., Senior Notes	5.050%	7/15/33	900,000	919,603
Total Wireless Telecommunication Services				3,390,689

Total Communication Services				11,175,154
Consumer Discretionary — 4.4%
Automobile Components — 0.4%
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	2,500,000	2,153,226 (a)
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, Senior Secured Notes	10.000%	1/15/31	1,600,000	1,490,713 (a)
Total Automobile Components				3,643,939
Automobiles — 1.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,750,000	1,531,632
Ford Motor Co., Senior Notes	6.100%	8/19/32	2,300,000	2,356,889
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	3,000,000	3,212,150
General Motors Financial Co. Inc., Senior Notes	5.800%	1/7/29	850,000	883,597
General Motors Financial Co. Inc., Senior Notes	6.400%	1/9/33	2,000,000	2,145,428
Total Automobiles				10,129,696
Hotels, Restaurants & Leisure — 2.1%
Caesars Entertainment Inc., Senior Notes	4.625%	10/15/29	855,000	818,116 (a)
Caesars Entertainment Inc., Senior Notes	6.000%	10/15/32	5,000,000	4,927,924 (a)
Carnival Corp., Senior Notes	5.750%	8/1/32	2,500,000	2,547,320 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	2,000,000	2,051,332 (a)
Expedia Group Inc., Senior Notes	3.800%	2/15/28	525,000	520,556
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Notes	6.750%	1/15/30	2,500,000	2,347,770 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	1,315,000	1,252,607 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	300,000	308,717 (a)
See Notes to Financial Statements.

67
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	$600,000	$619,617 (a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Notes	5.250%	5/15/27	775,000	774,704 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	700,000	754,019 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	6.250%	3/15/33	800,000	812,940 (a)
Total Hotels, Restaurants & Leisure				17,735,622
Household Durables — 0.1%
Newell Brands Inc., Senior Notes	8.500%	6/1/28	750,000	795,177 (a)
Specialty Retail — 0.1%
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/33	1,000,000	1,023,541
Textiles, Apparel & Luxury Goods — 0.5%
Beach Acquisition Bidco LLC, Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	7/15/33	3,500,000	3,784,067 (a)
Hanesbrands Inc., Senior Notes	9.000%	2/15/31	350,000	370,929 (a)
Total Textiles, Apparel & Luxury Goods				4,154,996

Total Consumer Discretionary				37,482,971
Consumer Staples — 0.8%
Food Products — 0.3%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Senior Notes	5.750%	4/1/33	530,000	553,826
Pilgrim’s Pride Corp., Senior Notes	6.250%	7/1/33	1,000,000	1,068,690
Post Holdings Inc., Senior Secured Notes	6.250%	2/15/32	700,000	720,530 (a)
Total Food Products				2,343,046
Personal Care Products — 0.2%
Opal Bidco SAS, Senior Secured Notes	6.500%	3/31/32	2,000,000	2,051,252 (a)
Tobacco — 0.3%
BAT Capital Corp., Senior Notes	7.750%	10/19/32	850,000	994,002
BAT Capital Corp., Senior Notes	6.421%	8/2/33	500,000	549,104
Philip Morris International Inc., Senior Notes	5.375%	2/15/33	500,000	522,315
Total Tobacco				2,065,421

Total Consumer Staples				6,459,719
Energy — 2.8%
Energy Equipment & Services — 0.4%
Weatherford International Ltd., Senior Notes	8.625%	4/30/30	2,040,000	2,086,830 (a)
Weatherford International Ltd., Senior Notes	6.750%	10/15/33	1,000,000	1,001,321 (a)(b)
Total Energy Equipment & Services				3,088,151
Oil, Gas & Consumable Fuels — 2.4%
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	8.125%	1/15/27	2,625,000	2,604,441 (a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.750%	7/15/28	500,000	497,427 (a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	9.250%	7/15/29	300,000	307,500 (a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	3.700%	11/15/29	800,000	777,730
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	7.250%	2/15/35	2,500,000	2,444,904 (a)
Kinder Morgan Inc., Senior Notes	5.200%	6/1/33	515,000	527,543
Kinder Morgan Inc., Senior Notes	5.400%	2/1/34	775,000	799,327
Matador Resources Co., Senior Notes	6.500%	4/15/32	450,000	454,621 (a)
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	2,000,000	2,144,366
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	3,000,000	2,975,339 (a)(c)(d)
See Notes to Financial Statements.

68
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 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Venture Global LNG Inc., Senior Secured Notes	8.125%	6/1/28	$3,500,000	$3,625,195 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	2,000,000	2,258,667 (a)
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,600,000	1,529,819
Total Oil, Gas & Consumable Fuels				20,946,879

Total Energy				24,035,030
Financials — 3.4%
Banks — 2.1%
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	1,500,000	1,500,234 (d)
Bank of America Corp., Subordinated Notes (5.425% to 8/15/34 then SOFR + 1.913%)	5.425%	8/15/35	1,500,000	1,530,701 (d)
Barclays PLC, Junior Subordinated Notes (7.625% to 9/15/35 then USD 5 year SOFR ICE Swap Rate + 3.686%)	7.625%	3/15/35	1,000,000	1,060,764 (c)(d)
Barclays PLC, Senior Notes (7.437% to 11/2/32 then 1 year Treasury Constant Maturity Rate + 3.500%)	7.437%	11/2/33	1,465,000	1,681,448 (d)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	2,750,000	2,837,029 (c)(d)
Citigroup Inc., Senior Notes (6.270% to 11/17/32 then SOFR + 2.338%)	6.270%	11/17/33	500,000	545,841 (d)
Citigroup Inc., Subordinated Notes (6.020% to 1/24/35 then SOFR + 1.830%)	6.020%	1/24/36	1,000,000	1,048,067 (d)
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	1,500,000	1,596,561 (d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	2,000,000	2,072,488 (c)(d)
JPMorgan Chase & Co., Senior Notes (5.040% to 1/23/27 then SOFR + 1.190%)	5.040%	1/23/28	980,000	991,279 (d)
KeyBank NA, Subordinated Notes	4.900%	8/8/32	615,000	610,797
PNC Financial Services Group Inc., Senior Notes (5.068% to 1/24/33 then SOFR + 1.933%)	5.068%	1/24/34	510,000	520,542 (d)
Truist Financial Corp., Subordinated Notes (4.916% to 7/28/32 then SOFR + 2.240%)	4.916%	7/28/33	540,000	538,420 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	300,000	319,776 (d)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	1,101,000	1,144,360 (d)
Total Banks				17,998,307
Capital Markets — 0.7%
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	490,000	524,612 (d)
Charles Schwab Corp., Senior Notes (6.196% to 11/17/28 then SOFR + 1.878%)	6.196%	11/17/29	500,000	531,066 (d)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	1,000,000	1,039,958 (c)(d)
Goldman Sachs Group Inc., Senior Notes (6.561% to 10/24/33 then SOFR + 1.950%)	6.561%	10/24/34	825,000	925,264 (d)
Morgan Stanley, Senior Notes (5.250% to 4/21/33 then SOFR + 1.870%)	5.250%	4/21/34	1,400,000	1,444,162 (d)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	1,148,000	1,262,061 (d)
Total Capital Markets				5,727,123
Consumer Finance — 0.3%
Capital One Financial Corp., Senior Notes (4.927% to 5/10/27 then SOFR + 2.057%)	4.927%	5/10/28	765,000	772,984 (d)
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	1,000,000	1,049,026 (d)
Capital One Financial Corp., Subordinated Notes	3.750%	7/28/26	600,000	597,724
Total Consumer Finance				2,419,734
See Notes to Financial Statements.

69
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.750%	6/6/28	$500,000	$518,191
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.950%	9/10/34	750,000	747,015
Macquarie Airfinance Holdings Ltd., Senior Notes	6.400%	3/26/29	500,000	526,748 (a)
Total Financial Services				1,791,954
Insurance — 0.1%
Brown & Brown Inc., Senior Notes	2.375%	3/15/31	615,000	547,656
Five Corners Funding Trust III, Senior Notes	5.791%	2/15/33	490,000	518,525 (a)
Total Insurance				1,066,181

Total Financials				29,003,299
Health Care — 5.2%
Biotechnology — 0.0%††
AbbVie Inc., Senior Notes	4.550%	3/15/35	520,000	512,082
Health Care Equipment & Supplies — 0.3%
Bausch + Lomb Corp., Senior Secured Notes	8.375%	10/1/28	675,000	704,320 (a)
GE HealthCare Technologies Inc., Senior Notes	5.905%	11/22/32	475,000	511,314
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	1,135,000	1,095,478 (a)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	450,000	461,995 (a)
Total Health Care Equipment & Supplies				2,773,107
Health Care Providers & Services — 4.5%
Centene Corp., Senior Notes	4.625%	12/15/29	1,600,000	1,552,370
Centene Corp., Senior Notes	2.500%	3/1/31	2,030,000	1,749,939
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	2,500,000	1,815,523 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	10,000,000	10,603,470 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	5,000,000	5,128,750 (a)
CVS Health Corp., Senior Notes	5.250%	2/21/33	1,000,000	1,023,449
DaVita Inc., Senior Notes	4.625%	6/1/30	1,520,000	1,457,982 (a)
DaVita Inc., Senior Notes	6.875%	9/1/32	500,000	516,913 (a)
DaVita Inc., Senior Notes	6.750%	7/15/33	1,000,000	1,032,038 (a)
Fresenius Medical Care US Finance III Inc., Senior Notes	2.375%	2/16/31	645,000	569,726 (a)
HCA Inc., Senior Notes	5.625%	9/1/28	2,935,000	3,028,813
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	3,375,000	3,379,823
Tenet Healthcare Corp., Senior Secured Notes	6.125%	6/15/30	3,500,000	3,549,024
Tenet Healthcare Corp., Senior Secured Notes	6.750%	5/15/31	2,500,000	2,590,184
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	500,000	522,751
Total Health Care Providers & Services				38,520,755
Pharmaceuticals — 0.4%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	2,000,000	2,051,684 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	500,000	537,059 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	600,000	623,345
Total Pharmaceuticals				3,212,088

Total Health Care				45,018,032
Industrials — 3.5%
Aerospace & Defense — 1.4%
Boeing Co., Senior Notes	5.150%	5/1/30	3,060,000	3,141,084
Boeing Co., Senior Notes	6.528%	5/1/34	1,500,000	1,659,390
Bombardier Inc., Senior Notes	7.250%	7/1/31	600,000	636,769 (a)
See Notes to Financial Statements.

70
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	$600,000	$612,186 (a)
TransDigm Inc., Senior Secured Notes	6.000%	1/15/33	2,500,000	2,529,908 (a)
TransDigm Inc., Subordinated Notes	6.750%	1/31/34	3,000,000	3,104,022 (a)
Total Aerospace & Defense				11,683,359
Building Products — 0.3%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	850,000	796,942
EMRLD Borrower LP/Emerald Co-Issuer Inc., Senior Secured Notes	6.625%	12/15/30	500,000	514,599 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,000,000	1,036,624 (a)
Total Building Products				2,348,165
Commercial Services & Supplies — 0.2%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	2,000,000	2,051,580 (a)
Electrical Equipment — 0.1%
Regal Rexnord Corp., Senior Notes	6.400%	4/15/33	500,000	537,011
Passenger Airlines — 1.3%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	5,000,000	5,218,890 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,000,000	1,004,575 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,900,000	1,911,475 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	750,000	761,345 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,500,000	2,463,610 (a)
Total Passenger Airlines				11,359,895
Trading Companies & Distributors — 0.2%
Ashtead Capital Inc., Senior Notes	4.250%	11/1/29	550,000	542,667 (a)
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	1,000,000	1,039,541 (a)
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	485,000	499,802 (a)
Total Trading Companies & Distributors				2,082,010

Total Industrials				30,062,020
Information Technology — 2.1%
Communications Equipment — 0.9%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,600,000	1,618,847 (a)
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	5,800,000	6,007,211 (a)
Total Communications Equipment				7,626,058
IT Services — 0.3%
Fiserv Inc., Senior Notes	5.600%	3/2/33	400,000	419,295
McAfee Corp., Senior Notes	7.375%	2/15/30	2,000,000	1,857,513 (a)
Total IT Services				2,276,808
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Inc., Senior Notes	3.469%	4/15/34	1,315,000	1,200,608 (a)
Micron Technology Inc., Senior Notes	5.327%	2/6/29	350,000	360,709
NXP BV/NXP Funding LLC, Senior Notes	5.550%	12/1/28	500,000	517,696
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	750,000	766,827 (a)
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	750,000	756,658 (a)
Total Semiconductors & Semiconductor Equipment				3,602,498
Software — 0.3%
Cloud Software Group Inc., Senior Secured Notes	6.500%	3/31/29	900,000	909,109 (a)
Oracle Corp., Senior Notes	2.875%	3/25/31	650,000	597,002
See Notes to Financial Statements.

71
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Oracle Corp., Senior Notes	6.250%	11/9/32	$720,000	$782,687
Total Software				2,288,798
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC/EMC Corp., Senior Notes	5.750%	2/1/33	300,000	317,416
Hewlett Packard Enterprise Co., Senior Notes	5.000%	10/15/34	750,000	744,444
HP, Inc., Senior Notes	5.500%	1/15/33	750,000	777,208
Total Technology Hardware, Storage & Peripherals				1,839,068

Total Information Technology				17,633,230
Materials — 2.7%
Chemicals — 0.9%
Celanese US Holdings LLC, Senior Notes	6.879%	7/15/32	2,500,000	2,556,315
Rain Carbon Inc., Senior Secured Notes	12.250%	9/1/29	500,000	536,059 (a)
SCIH Salt Holdings Inc., Senior Notes	6.625%	5/1/29	1,250,000	1,226,612 (a)
SCIH Salt Holdings Inc., Senior Secured Notes	4.875%	5/1/28	1,155,000	1,129,599 (a)
Tronox Inc., Senior Notes	4.625%	3/15/29	1,500,000	979,908 (a)
Tronox Inc., Senior Secured Notes	9.125%	9/30/30	1,000,000	980,348 (a)
Total Chemicals				7,408,841
Containers & Packaging — 0.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	1,150,000	1,065,270 (a)
Clydesdale Acquisition Holdings Inc., Senior Secured Notes	6.750%	4/15/32	1,500,000	1,539,893 (a)
Mauser Packaging Solutions Holding Co., Secured Notes	9.250%	4/15/27	3,000,000	3,009,399 (a)
Mauser Packaging Solutions Holding Co., Senior Secured Notes	7.875%	4/15/27	2,500,000	2,527,632 (a)
Total Containers & Packaging				8,142,194
Metals & Mining — 0.9%
Alcoa Nederland Holding BV, Senior Notes	4.125%	3/31/29	825,000	798,456 (a)
ArcelorMittal SA, Senior Notes	6.800%	11/29/32	485,000	539,808
Cleveland-Cliffs Inc., Senior Notes	6.750%	4/15/30	1,000,000	1,017,155 (a)
Cleveland-Cliffs Inc., Senior Notes	7.000%	3/15/32	3,000,000	3,033,645 (a)
Fortescue Treasury Pty Ltd., Senior Notes	4.375%	4/1/31	1,000,000	955,432 (a)
Fortescue Treasury Pty Ltd., Senior Notes	6.125%	4/15/32	770,000	796,263 (a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	775,000	794,755
Total Metals & Mining				7,935,514

Total Materials				23,486,549
Real Estate — 0.5%
Diversified REITs — 0.1%
Healthpeak OP LLC, Senior Notes	5.250%	12/15/32	500,000	514,488
VICI Properties LP, Senior Notes	5.125%	5/15/32	800,000	808,205
Total Diversified REITs				1,322,693
Specialized REITs — 0.4%
American Tower Corp., Senior Notes	5.550%	7/15/33	1,250,000	1,309,299
Crown Castle Inc., Senior Notes	5.100%	5/1/33	300,000	303,738
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,500,000	1,526,640 (a)
Total Specialized REITs				3,139,677

Total Real Estate				4,462,370
See Notes to Financial Statements.

72
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utilities — 2.6%
Electric Utilities — 2.0%
American Electric Power Co. Inc., Senior Notes	5.625%	3/1/33	$300,000	$315,517
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	300,000	288,289
NextEra Energy Capital Holdings Inc., Senior Notes	5.250%	3/15/34	500,000	513,699
NRG Energy Inc., Senior Notes	3.625%	2/15/31	1,320,000	1,221,475 (a)
NRG Energy Inc., Senior Notes	6.250%	11/1/34	1,500,000	1,538,574 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	3,500,000	3,502,690 (a)(b)
NRG Energy Inc., Senior Secured Notes	7.000%	3/15/33	750,000	829,742 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	3.150%	1/1/26	1,800,000	1,794,404
PG&E Corp., Senior Secured Notes	5.250%	7/1/30	1,000,000	986,770
Southern Co., Junior Subordinated Notes (6.375% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.069%)	6.375%	3/15/55	1,000,000	1,066,327 (d)
Southern Co., Senior Notes	5.700%	10/15/32	480,000	508,733
Vistra Operations Co. LLC, Senior Notes	4.375%	5/1/29	1,500,000	1,469,694 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	500,000	529,459 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	1,400,000	1,465,250 (a)
Vistra Operations Co. LLC, Senior Secured Notes	3.700%	1/30/27	535,000	530,216 (a)
Vistra Operations Co. LLC, Senior Secured Notes	6.950%	10/15/33	800,000	892,880 (a)
Total Electric Utilities				17,453,719
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp., Senior Notes	5.125%	3/15/28	1,500,000	1,501,875 (a)
Calpine Corp., Senior Notes	4.625%	2/1/29	750,000	743,219 (a)
Calpine Corp., Senior Secured Notes	3.750%	3/1/31	1,000,000	953,141 (a)
Vistra Corp., Junior Subordinated Notes (8.000% to 10/15/26 then 5 year Treasury Constant Maturity Rate + 6.930%)	8.000%	10/15/26	2,000,000	2,047,226 (a)(c)(d)
Total Independent Power and Renewable Electricity Producers				5,245,461

Total Utilities				22,699,180
Total Corporate Bonds & Notes (Cost — $243,686,686)				251,517,554
Equity-Linked Securities — 19.4%
Other — 19.4%
Barclays Bank PLC into Amazon.com Inc.	10.000%	3/25/26	10,000	2,114,470 (a)
Barclays Bank PLC into ConocoPhillips	9.000%	2/5/26	37,275	3,530,658 (a)
Barclays Bank PLC into Hewlett Packard Enterprise Co.	10.000%	7/29/26	200,000	4,488,885 (a)
Barclays Bank PLC into Micron Technology Inc.	10.000%	9/8/26	25,000	3,399,744 (a)
Barclays Bank PLC into The Home Depot Inc.	7.000%	2/25/26	10,000	4,091,120 (a)
BNP Paribas Issuance BV into Accenture PLC	9.000%	2/4/26	12,500	3,122,947 (a)
BNP Paribas Issuance BV into AstraZeneca PLC	7.500%	10/14/26	110,000	8,312,263 (a)
BNP Paribas Issuance BV into Freeport-McMoRan Inc.	10.000%	8/28/26	97,000	3,801,016 (a)
BNP Paribas Issuance BV into Target Corp.	11.000%	10/7/26	25,000	2,216,693 (a)
BNP Paribas SA into Applied Materials Inc.	10.000%	12/10/25	6,830	1,326,207 (a)
BNP Paribas SA into Texas Instruments Inc.	9.000%	7/1/26	25,000	4,671,995 (a)
Citigroup Global Markets Holdings Inc. into Alphabet Inc.	9.000%	7/29/26	20,000	4,084,513 (a)
Citigroup Global Markets Holdings Inc. into Freeport- Mcmoran Inc.	12.000%	6/9/26	50,000	1,929,573 (a)
Citigroup Global Markets Holdings Inc. into International Business Machines Corp.	8.500%	8/21/26	30,000	7,861,996 (a)
See Notes to Financial Statements.

73
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Citigroup Global Markets Holdings Inc. into Newmont Corp.	9.500%	2/18/26	$40,000	$1,984,422 (a)
Citigroup Global Markets Holdings Inc. into The Boeing Co.	8.500%	12/8/25	9,500	1,677,238 (a)
JPMorgan Chase Bank NA into Analog Devices Inc.	9.000%	2/19/26	17,000	3,867,605 (a)
JPMorgan Chase Bank NA into CVS Health Corp.	9.000%	11/25/25	40,000	2,762,859 (a)
JPMorgan Chase Bank NA into Exxon Mobil Corp.	8.500%	11/3/25	11,000	1,244,443 (a)
JPMorgan Chase Bank NA into Microsoft Inc.	7.000%	10/15/26	10,000	5,160,800 (a)(e)
JPMorgan Chase Bank NA into The Boeing Co.	10.000%	1/22/26	11,000	2,120,757 (a)
Merrill Lynch BV into Bank of America Corp.	7.500%	10/6/25	3,000	1,405,424 (a)
Merrill Lynch BV into Bank of America Corp.	7.000%	3/9/26	5,000	2,220,005 (a)
Merrill Lynch BV into Bank of America Corp.	10.000%	7/1/26	11,000	3,672,150 (a)
Merrill Lynch BV into Bank of America Corp.	11.000%	9/3/26	50,000	3,221,987 (a)
Merrill Lynch BV into Dell Technologies Inc.	12.000%	3/9/26	20,000	2,682,127 (a)
Merrill Lynch BV into United Health Group Inc.	9.000%	9/25/26	7,500	2,498,857
Mizuho Markets Cayman LP into Mizuho Bank Ltd.	9.000%	2/25/26	90,000	4,369,817 (a)
Mizuho Markets Cayman LP into Mizuho Bank Ltd.	10.000%	4/15/26	50,000	3,046,475 (a)
Mizuho Markets Cayman LP into Mizuho Bank Ltd.	10.000%	6/15/26	14,000	3,957,770 (a)
Mizuho Markets Cayman LP into Schlumberger NV	10.000%	7/27/26	110,000	3,830,077 (a)
Mizuho Markets Cayman LP into The Home Depot Inc.	7.500%	7/27/26	14,500	5,597,768 (a)
Morgan Stanley Into International Business Machines Corp.	8.000%	4/8/27	14,000	3,936,192 (a)
Royal Bank of Canada into Morgan Stanley	8.500%	11/26/25	20,000	2,649,951 (a)
Royal Bank of Canada into Nike Inc.	10.000%	12/24/25	25,000	1,761,939 (a)
Royal Bank of Canada into Oracle Corp.	10.000%	5/13/26	14,400	2,407,062 (a)
Royal Bank of Canada into Texas Instruments Inc.	8.500%	8/20/26	20,000	3,649,480 (a)
Toronto-Dominion Bank into Amazon.com Inc.	10.000%	10/13/26	11,000	2,408,725 (a)(e)
Toronto-Dominion Bank into Lowe’s Cos. Inc.	7.500%	8/19/26	20,000	4,847,133 (a)
Toronto-Dominion Bank into Starbucks Corp.	9.000%	1/12/26	34,000	2,919,888 (a)
UBS AG into Accenture PLC	8.000%	7/13/26	7,500	1,910,679 (a)
UBS AG into Bank of America Corp.	8.000%	1/28/26	60,000	2,968,552 (a)
UBS AG into S&P 500 Index	9.000%	11/25/25	1,010	6,190,424 (a)
UBS AG into S&P 500 Index	8.000%	12/23/25	1,000	5,718,570 (a)
Wells Fargo Bank NA into Citigroup Inc.	8.500%	2/25/26	30,000	2,770,327 (a)
Wells Fargo Bank NA into S&P 500 Index	8.000%	11/4/25	700	4,547,025 (a)
Wells Fargo Bank NA into Salesforce.com Inc.	9.000%	6/15/26	8,400	2,045,490 (a)
Wells Fargo Bank NA into Schlumberger NV	10.000%	11/26/25	37,000	1,293,997 (a)
Wells Fargo Bank NA into Starbucks Corp.	9.000%	8/10/26	20,000	1,752,228 (a)
Wells Fargo Bank NA into Target Corp.	10.000%	5/13/26	33,000	3,006,206 (a)

Total Equity-Linked Securities (Cost — $162,458,996)				167,056,529
Mortgage-Backed Securities — 6.3%
FHLMC — 2.1%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	5/1/53- 11/1/54	5,305,141	5,268,092
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	7/1/53- 5/1/55	10,641,935	10,741,172
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	2/1/55	2,414,807	2,470,676
Total FHLMC				18,479,940
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — 0.8%
Federal National Mortgage Association (FNMA)	5.000%	5/1/53- 11/1/53	$2,311,885	$2,303,409
Federal National Mortgage Association (FNMA)	5.500%	11/1/54	1,845,444	1,862,772
Federal National Mortgage Association (FNMA)	6.000%	8/1/55	2,450,463	2,505,074
Total FNMA				6,671,255
GNMA — 3.4%
Government National Mortgage Association (GNMA) II	5.000%	9/20/54	2,860,480	2,849,807
Government National Mortgage Association (GNMA) II	6.000%	1/20/55- 8/20/55	14,506,692	14,767,864
Government National Mortgage Association (GNMA) II	5.500%	3/20/55- 9/20/55	11,661,150	11,765,126
Total GNMA				29,382,797

Total Mortgage-Backed Securities (Cost — $53,991,666)				54,533,992
U.S. Government & Agency Obligations — 6.3%
U.S. Government Obligations — 6.3%
U.S. Treasury Bonds	5.000%	5/15/45	7,000,000	7,270,703
U.S. Treasury Bonds	4.500%	11/15/54	2,000,000	1,926,250
U.S. Treasury Bonds	4.750%	5/15/55	17,000,000	17,058,437
U.S. Treasury Notes	4.625%	4/30/29	2,500,000	2,580,225
U.S. Treasury Notes	4.250%	1/31/30	7,000,000	7,149,434
U.S. Treasury Notes	4.000%	2/15/34	4,000,000	3,990,391
U.S. Treasury Notes	4.250%	11/15/34	4,000,000	4,045,937
U.S. Treasury Notes	4.250%	5/15/35	10,000,000	10,093,750

Total U.S. Government & Agency Obligations (Cost — $52,464,833)				54,115,127
			Shares
Convertible Preferred Stocks — 2.3%
Financials — 0.1%
Capital Markets — 0.1%
Ares Management Corp., Non Voting Shares	6.750%		15,600	775,164

Industrials — 0.6%
Aerospace & Defense — 0.6%
Boeing Co.	6.000%		77,986	5,425,486

Materials — 0.6%
Chemicals — 0.6%
Albemarle Corp., Non Voting Shares	7.250%		143,181	5,423,696

Utilities — 1.0%
Electric Utilities — 1.0%
NextEra Energy Inc.	7.299%		80,900	4,034,483
NextEra Energy Inc.	7.234%		85,137	4,003,993

Total Convertible Preferred Stocks (Cost — $18,577,671)				19,662,822
See Notes to Financial Statements.

75
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Senior Loans — 0.2%
Communication Services — 0.2%
Interactive Media & Services — 0.2%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.958%	10/26/29	$1,984,694	$1,949,684 (d)(f)(g)

Health Care — 0.0%††
Health Care Technology — 0.0%††
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	8.058%	12/31/30	164,869	164,869 (d)(f)(g)

Total Senior Loans (Cost — $2,097,268)				2,114,553
Convertible Bonds & Notes — 0.1%
Utilities — 0.1%
Electric Utilities — 0.1%
Southern Co., Senior Notes (Cost — $700,000)	3.250%	6/15/28	700,000	710,150 (a)
Total Investments before Short-Term Investments (Cost — $801,597,013)				845,100,345
			Shares
Short-Term Investments — 3.0%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $25,541,158)	4.032%		25,541,158	25,541,158 (h)(i)(j)
Total Investments — 101.3% (Cost — $827,138,171)				870,641,503
Liabilities in Excess of Other Assets — (1.3)%				(11,453,958)
Total Net Assets — 100.0%				$859,187,545

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $25,541,158 and the cost was $25,541,158 (Note 6).

(j)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
ICE	—	Intercontinental Exchange
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Intelligent Machines ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.7%
Consumer Discretionary — 8.4%
Automobile Components — 0.6%
Hesai Group, ADR	10,564	$296,848 *
Automobiles — 7.4%
BYD Co. Ltd., Class H Shares	18,793	266,180
Tesla Inc.	7,415	3,297,599 *
Total Automobiles		3,563,779
Household Durables — 0.4%
Garmin Ltd.	749	184,419

Total Consumer Discretionary		4,045,046
Energy — 2.5%
Energy Equipment & Services — 2.0%
Baker Hughes Co.	12,373	602,812
Oceaneering International Inc.	4,837	119,861 *
TechnipFMC PLC	6,046	238,515
Total Energy Equipment & Services		961,188
Oil, Gas & Consumable Fuels — 0.5%
Cameco Corp.	2,670	223,906

Total Energy		1,185,094
Health Care — 4.1%
Health Care Equipment & Supplies — 3.4%
Hoya Corp.	809	112,159
IDEXX Laboratories Inc.	216	138,000 *
Intuitive Surgical Inc.	2,825	1,263,425 *
Stryker Corp.	286	105,726
Total Health Care Equipment & Supplies		1,619,310
Health Care Technology — 0.7%
Pro Medicus Ltd.	1,657	338,557

Total Health Care		1,957,867
Industrials — 23.1%
Aerospace & Defense — 13.6%
AeroVironment Inc.	2,017	635,133 *
Axon Enterprise Inc.	3,171	2,275,636 *
Curtiss-Wright Corp.	442	239,979
Karman Holdings Inc.	2,094	151,187 *
Kratos Defense & Security Solutions Inc.	22,202	2,028,597 *
Leonardo DRS Inc.	4,555	206,797
Rheinmetall AG, ADR	1,024	476,918
Rocket Lab Corp.	10,971	525,621 *
Total Aerospace & Defense		6,539,868
Construction & Engineering — 2.0%
Quanta Services Inc.	2,052	850,390
Valmont Industries Inc.	293	113,605
Total Construction & Engineering		963,995
Electrical Equipment — 6.1%
Bloom Energy Corp., Class A Shares	5,224	441,794 *
Contemporary Amperex Technology Co. Ltd., Class H Shares	4,498	330,395
See Notes to Financial Statements.

77
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Intelligent Machines ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
GE Vernova Inc.	1,940	$1,192,906
Siemens Energy AG	4,709	550,098 *
Vertiv Holdings Co., Class A Shares	2,614	394,348
Total Electrical Equipment		2,909,541
Ground Transportation — 0.9%
Uber Technologies Inc.	4,676	458,108 *
Machinery — 0.5%
Symbotic Inc.	4,082	220,020 *

Total Industrials		11,091,532
Information Technology — 60.6%
Communications Equipment — 2.0%
Arista Networks Inc.	6,445	939,100 *
Electronic Equipment, Instruments & Components — 9.5%
Amphenol Corp., Class A Shares	8,498	1,051,627
Celestica Inc.	9,832	2,422,408 *
Keyence Corp.	224	83,694
Keysight Technologies Inc.	575	100,579 *
TE Connectivity PLC	1,764	387,251
Trimble Inc.	6,344	517,988 *
Total Electronic Equipment, Instruments & Components		4,563,547
IT Services — 0.3%
CoreWeave Inc., Class A Shares	953	130,418 *
Semiconductors & Semiconductor Equipment — 30.9%
Advanced Micro Devices Inc.	862	139,463 *
Analog Devices Inc.	834	204,914
Applied Materials Inc.	2,149	439,986
ASM International NV	195	117,037
ASML Holding NV, Registered Shares	507	490,822
Broadcom Inc.	10,022	3,306,358
Entegris Inc.	452	41,792
Infineon Technologies AG	2,516	98,149
KLA Corp.	591	637,453
Lam Research Corp.	4,562	610,852
Marvell Technology Inc.	2,906	244,307
Monolithic Power Systems Inc.	300	276,192
NVIDIA Corp.	24,517	4,574,382
NXP Semiconductors NV	743	169,203
SiTime Corp.	559	168,432 *
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,480	2,647,669
Teradyne Inc.	4,210	579,464
Texas Instruments Inc.	546	100,317
Total Semiconductors & Semiconductor Equipment		14,846,792
Software — 13.8%
Aurora Innovation Inc.	38,665	208,404 *
Autodesk Inc.	2,313	734,771 *
Bentley Systems Inc., Class B Shares	3,865	198,970
Cadence Design Systems Inc.	2,379	835,648 *
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Intelligent Machines ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Software — continued
Constellation Software Inc.		225	$610,928
CrowdStrike Holdings Inc., Class A Shares		375	183,893 *
Dassault Systemes SE		4,291	143,745
Descartes Systems Group Inc.		7,895	743,539 *
Lumine Group Inc.		823	24,275 *
Nebius Group NV		1,199	134,612 *
Oracle Corp.		1,164	327,363
Palantir Technologies Inc., Class A Shares		4,711	859,381 *
Palo Alto Networks Inc.		1,912	389,321 *
PTC Inc.		2,362	479,533 *
Samsara Inc., Class A Shares		5,198	193,626 *
Synopsys Inc.		1,146	565,425 *
Total Software			6,633,434
Technology Hardware, Storage & Peripherals — 4.1%
Apple Inc.		6,741	1,716,461
Pure Storage Inc., Class A Shares		2,770	232,154 *
Total Technology Hardware, Storage & Peripherals			1,948,615

Total Information Technology			29,061,906
Total Common Stocks (Cost — $29,540,671)			47,341,445
	Expiration Date	Warrants
Warrants — 0.0%††
Information Technology — 0.0%††
Software — 0.0%††
Constellation Software Inc. (Cost — $0)	3/31/40	225	0 *(a)(b)(c)
Total Investments†† — 98.7% (Cost — $29,540,671)			47,341,445
Other Assets in Excess of Liabilities — 1.3%			647,848
Total Net Assets — 100.0%			$47,989,293

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

79
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin International Aggregate Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 85.8%
Australia — 3.5%
Australia Government Bond, Senior Notes	2.250%	5/21/28	10,000,000 AUD	$6,407,836 (a)
Australia Government Bond, Senior Notes	3.750%	5/21/34	5,000,000 AUD	3,205,208 (a)
New South Wales Treasury Corp.	3.000%	5/20/27	6,000,000 AUD	3,931,887 (a)
Queensland Treasury Corp.	3.250%	8/21/29	7,500,000 AUD	4,847,614 (a)
Western Australian Treasury Corp.	3.000%	10/21/26	8,000,000 AUD	5,265,438 (a)
Total Australia				23,657,983
Austria — 4.1%
Republic of Austria Government Bond, Senior Notes	1.200%	10/20/25	14,000,000 EUR	16,430,792 (a)
Republic of Austria Government Bond, Senior Notes	1.500%	2/20/47	14,000,000 EUR	11,385,692 (a)
Total Austria				27,816,484
Belgium — 4.1%

Kingdom of Belgium Government Bond, Senior Notes	1.000%	6/22/31	26,000,000 EUR	27,813,742 (a)
Canada — 3.8%
Canadian Government Bond	1.250%	6/1/30	14,250,000 CAD	9,586,931
Canadian Government Bond	5.000%	6/1/37	16,000,000 CAD	13,405,648
Canadian Government Bond	2.000%	12/1/51	5,500,000 CAD	2,876,029
Total Canada				25,868,608
China — 14.8%
China Government Bond	3.030%	3/11/26	100,000,000 CNH	14,143,767
China Government Bond	2.850%	6/4/27	120,000,000 CNH	17,251,646
China Government Bond	2.670%	5/25/33	120,000,000 CNH	17,863,071
China Government Bond	2.520%	8/25/33	120,000,000 CNH	17,689,198
China Government Bond	2.350%	2/25/34	120,000,000 CNH	17,516,694
China Government Bond	4.280%	10/23/47	80,000,000 CNH	15,191,320
Total China				99,655,696
Cyprus — 1.0%

Cyprus Government International Bond, Senior Notes	1.500%	4/16/27	6,000,000 EUR	6,984,466 (a)
Finland — 1.9%

Finland Government Bond, Senior Notes	2.750%	7/4/28	11,000,000 EUR	13,127,595 (a)
France — 3.1%

French Republic Government Bond OAT	0.000%	11/25/29	20,000,000 EUR	21,125,022 (a)
Ireland — 1.8%

Ireland Government Bond	1.350%	3/18/31	11,000,000 EUR	12,183,974 (a)
Italy — 4.0%
Italy Buoni Poliennali Del Tesoro, Senior Notes	1.250%	12/1/26	9,000,000 EUR	10,477,529 (a)
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.450%	9/1/50	19,000,000 EUR	16,167,852 (a)
Total Italy				26,645,381
Japan — 14.4%
Development Bank of Japan Inc., Senior Notes	2.300%	3/19/26	1,200,000,000 JPY	8,171,253
Japan Government Five Year Bond	0.300%	6/20/28	3,600,000,000 JPY	23,889,482
Japan Government Ten Year Bond	0.100%	12/20/26	3,600,000,000 JPY	24,131,521
Japan Government Thirty Year Bond	0.400%	12/20/49	1,500,000,000 JPY	5,814,117
Japan Government Twenty Year Bond	1.500%	3/20/33	4,000,000,000 JPY	27,137,470
Japan Government Twenty Year Bond	0.500%	12/20/41	1,500,000,000 JPY	7,654,106
Total Japan				96,797,949
See Notes to Financial Statements.

80
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin International Aggregate Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mexico — 1.1%

Mexican Bonos, Bonds	8.000%	11/7/47	150,000,000 MXN	$7,197,200
Netherlands — 1.1%

Netherlands Government Bond	0.500%	1/15/40	9,000,000 EUR	7,379,312 (a)
Poland — 1.9%

Republic of Poland Government Bond	2.750%	10/25/29	50,000,000 PLN	12,816,560
Romania — 1.5%

Romanian Government International Bond, Senior Notes	2.000%	1/28/32	10,000,000 EUR	9,792,568 (a)
South Korea — 2.8%
Korea Treasury Bond	5.250%	3/10/27	8,500,000,000 KRW	6,295,542
Korea Treasury Bond	4.750%	12/10/30	8,000,000,000 KRW	6,234,949
Korea Treasury Bond	4.250%	12/10/32	8,200,000,000 KRW	6,351,049
Total South Korea				18,881,540
Spain — 4.4%

Spain Government Bond, Senior Notes	1.250%	10/31/30	27,000,000 EUR	29,687,995 (a)
Supranational — 5.5%
Asian Development Bank, Senior Notes	2.350%	6/21/27	240,000,000 JPY	1,665,678
European Investment Bank, Senior Notes	1.900%	1/26/26	330,000,000 JPY	2,241,136 (a)
European Union, Senior Notes	2.750%	2/4/33	19,000,000 EUR	22,201,915 (a)
European Union, Senior Notes	0.300%	11/4/50	21,000,000 EUR	11,195,075 (a)
Total Supranational				37,303,804
Sweden — 3.8%

Sweden Government Bond	0.750%	5/12/28	250,000,000 SEK	25,784,662 (a)
United Kingdom — 7.2%
United Kingdom Gilt, Bonds	4.750%	12/7/30	18,000,000 GBP	24,948,352 (a)
United Kingdom Gilt, Bonds	0.875%	7/31/33	17,000,000 GBP	17,439,016 (a)
United Kingdom Gilt, Bonds	3.750%	1/29/38	5,000,000 GBP	5,963,416 (a)
Total United Kingdom				48,350,784

Total Sovereign Bonds (Cost — $556,487,665)				578,871,325
Corporate Bonds & Notes — 7.2%
Communication Services — 0.9%
Diversified Telecommunication Services — 0.9%
AT&T Inc., Senior Notes	0.250%	3/4/26	1,200,000 EUR	1,397,557
Deutsche Telekom AG, Senior Notes	0.875%	3/25/26	500,000 EUR	583,306 (a)
Orange SA, Senior Notes	1.375%	3/20/28	1,500,000 EUR	1,716,606 (a)
Verizon Communications Inc., Senior Notes	4.750%	2/17/34	2,000,000 GBP	2,580,314

Total Communication Services				6,277,783
Consumer Staples — 0.7%
Beverages — 0.5%
Coca-Cola Europacific Partners PLC, Senior Notes	0.200%	12/2/28	3,000,000 EUR	3,264,618 (a)
Personal Care Products — 0.2%
Unilever Capital Corp., Senior Notes	3.400%	6/6/33	1,200,000 EUR	1,440,062 (a)

Total Consumer Staples				4,704,680
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Schlumberger Finance France SAS, Senior Notes	1.000%	2/18/26	1,000,000 EUR	1,168,295 (a)
See Notes to Financial Statements.

81
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin International Aggregate Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 3.9%
Banks — 2.9%
Bank of America Corp., Senior Notes (3 mo. EURIBOR + 0.900%)	3.261%	1/28/31	3,000,000 EUR	$3,555,088 (a)(b)
Bank of Ireland Group PLC, Senior Notes (5.000% to 7/4/30 then 1 Year EUR Mid-Market Swap Rate + 2.050%)	5.000%	7/4/31	3,000,000 EUR	3,817,093 (a)(b)
BNP Paribas SA, Senior Notes (3 mo. EURIBOR + 1.370%)	4.250%	4/13/31	3,000,000 EUR	3,692,890 (a)(b)
Commerzbank AG, Senior Notes (3 mo. EURIBOR + 1.380%)	3.625%	1/14/32	3,000,000 EUR	3,579,887 (a)(b)
Nykredit Realkredit A/S, Senior Notes	3.375%	1/10/30	2,000,000 EUR	2,378,665 (a)
US Bancorp, Senior Notes (3 mo. EURIBOR + 1.200%)	4.009%	5/21/32	2,000,000 EUR	2,428,862 (b)
Total Banks				19,452,485
Capital Markets — 0.5%
Goldman Sachs Group Inc., Senior Notes	1.250%	2/7/29	1,000,000 EUR	1,119,917 (a)
UBS Group AG, Senior Notes (4.750% to 3/17/31 then 1 Year EUR Mid-Market Swap Rate + 1.600%)	4.750%	3/17/32	2,000,000 EUR	2,523,096 (a)(b)
Total Capital Markets				3,643,013
Financial Services — 0.5%
Fiserv Inc., Senior Notes	1.625%	7/1/30	1,000,000 EUR	1,098,233
Kreditanstalt fuer Wiederaufbau, Senior Notes	2.050%	2/16/26	300,000,000 JPY	2,040,529
Total Financial Services				3,138,762

Total Financials				26,234,260
Industrials — 0.7%
Commercial Services & Supplies — 0.3%
RELX Finance BV, Senior Notes	0.500%	3/10/28	1,500,000 EUR	1,679,605 (a)
Construction & Engineering — 0.3%
Heathrow Funding Ltd., Senior Secured Notes	1.125%	10/8/30	2,000,000 EUR	2,129,271 (a)
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, Senior Notes	0.000%	2/20/26	700,000 EUR	815,388 (a)

Total Industrials				4,624,264
Information Technology — 0.6%
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc., Senior Notes	1.625%	11/10/26	1,000,000 EUR	1,167,085
Apple Inc., Senior Notes	3.050%	7/31/29	2,000,000 GBP	2,588,230

Total Information Technology				3,755,315
Utilities — 0.2%
Electric Utilities — 0.2%
Electricite de France SA, Senior Notes	5.875%	7/18/31	1,200,000 GBP	1,672,177

Total Corporate Bonds & Notes (Cost — $48,639,626)				48,436,774
Total Investments before Short-Term Investments (Cost — $605,127,291)				627,308,099
			Shares
Short-Term Investments — 6.6%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $44,401,795)	4.032%		44,401,795	44,401,795 (c)(d)(e)
Total Investments — 99.6% (Cost — $649,529,086)				671,709,894
Other Assets in Excess of Liabilities — 0.4%				2,388,989
Total Net Assets — 100.0%				$674,098,883

See Notes to Financial Statements.

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 Franklin International Aggregate Bond ETF
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $44,401,795 and the cost was $44,401,795 (Note 6).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
OAT	—	Obligations Assimilables du Trésor (French Treasury Bonds)
PLN	—	Polish Zloty
SEK	—	Swedish Krona
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,000,000	USD	1,306,418	BNP Paribas	11/7/25	$17,650
CAD	2,000,000	USD	1,457,632	BNP Paribas	11/7/25	(18,003)
EUR	10,500,000	USD	12,310,074	BNP Paribas	11/7/25	44,159
EUR	15,000,000	USD	17,569,407	BNP Paribas	11/7/25	79,497
GBP	3,000,000	USD	4,052,848	BNP Paribas	11/7/25	(17,448)
GBP	9,000,000	USD	12,112,245	BNP Paribas	11/7/25	(6,044)
JPY	300,000,000	USD	2,046,415	BNP Paribas	11/7/25	(10,173)
JPY	1,000,000,000	USD	6,847,375	BNP Paribas	11/7/25	(59,902)
JPY	1,300,000,000	USD	8,845,433	BNP Paribas	11/7/25	(21,718)
USD	13,989,167	AUD	21,400,000	BNP Paribas	11/7/25	(178,356)
USD	9,250,626	CAD	12,650,000	BNP Paribas	11/7/25	144,972
USD	2,459,629	EUR	2,100,000	BNP Paribas	11/7/25	(11,217)
USD	5,830,796	EUR	5,000,000	BNP Paribas	11/7/25	(52,172)
USD	12,886,203	EUR	11,000,000	BNP Paribas	11/7/25	(56,327)
USD	116,645,246	EUR	99,350,000	BNP Paribas	11/7/25	(249,330)
USD	8,070,230	GBP	6,000,000	BNP Paribas	11/7/25	(570)
USD	31,703,063	GBP	23,700,000	BNP Paribas	11/7/25	(176,600)
USD	62,909,934	JPY	9,180,000,000	BNP Paribas	11/7/25	600,932
USD	20,088,506	KRW	27,600,000,000	BNP Paribas	11/7/25	403,468
USD	4,595,982	MXN	86,288,147	BNP Paribas	11/7/25	(97,780)
USD	9,938,535	PLN	36,300,000	BNP Paribas	11/7/25	(43,737)
USD	11,187,987	SEK	106,800,000	BNP Paribas	11/7/25	(182,752)
CNH	54,000,000	USD	7,613,348	Citibank N.A.	11/7/25	(22,324)
See Notes to Financial Statements.

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Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin International Aggregate Bond ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,059,535	AUD	15,390,000	Citibank N.A.	11/7/25	$(129,165)
USD	17,868,066	CAD	24,420,000	Citibank N.A.	11/7/25	290,195
USD	111,551,942	CNH	795,700,000	Citibank N.A.	11/7/25	(303,209)
USD	145,394,310	EUR	123,800,000	Citibank N.A.	11/7/25	(267,979)
USD	34,113,008	GBP	25,500,000	Citibank N.A.	11/7/25	(187,896)
USD	60,990,947	JPY	8,899,000,000	Citibank N.A.	11/7/25	589,225
USD	1,337,151	MXN	25,100,000	Citibank N.A.	11/7/25	(28,198)
USD	2,614,421	PLN	9,550,000	Citibank N.A.	11/7/25	(11,768)
USD	13,983,875	SEK	133,500,000	Citibank N.A.	11/7/25	(229,548)
Net unrealized depreciation on open forward foreign currency contracts						$(192,118)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar
See Notes to Financial Statements.

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Summary of Investments by Country#
China	14.8%
Japan	14.4
United Kingdom	8.5
Supranational	5.6
Spain	4.4
France	4.2
Austria	4.1
Belgium	4.1
Italy	4.0
Canada	3.9
Sweden	3.8
Australia	3.5
South Korea	2.8
United States	2.5
Ireland	2.4
Finland	2.0
Poland	1.9
Romania	1.5
Netherlands	1.1
Mexico	1.1
Germany	1.0
Cyprus	1.0
Switzerland	0.4
Denmark	0.4
Short-Term Investments	6.6
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of September 30, 2025, and are subject to change.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 98.0%
Communication Services — 8.9%
Diversified Telecommunication Services — 2.2%
AT&T Inc., Senior Notes	3.500%	6/1/41	$9,300,000	$7,438,441
NTT Finance Corp., Senior Notes	4.876%	7/16/30	1,600,000	1,626,218 (a)
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	5,400,000	4,269,008
Total Diversified Telecommunication Services				13,333,667
Entertainment — 0.7%
Netflix Inc., Senior Notes	4.875%	6/15/30	2,400,000	2,467,547 (a)
Netflix Inc., Senior Notes	5.400%	8/15/54	1,650,000	1,663,010
Total Entertainment				4,130,557
Interactive Media & Services — 0.5%
Meta Platforms Inc., Senior Notes	4.450%	8/15/52	3,650,000	3,136,613
Media — 3.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	900,000	959,475
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	3,000,000	2,830,886
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	3,150,000	2,270,074
Comcast Corp., Senior Notes	3.750%	4/1/40	3,600,000	3,029,019
Comcast Corp., Senior Notes	4.950%	10/15/58	1,800,000	1,580,335
Fox Corp., Senior Notes	6.500%	10/13/33	2,800,000	3,083,686
Paramount Global, Senior Notes	4.950%	1/15/31	5,000,000	4,944,096
Total Media				18,697,571
Wireless Telecommunication Services — 2.5%
Rogers Communications Inc., Senior Notes	4.550%	3/15/52	2,000,000	1,659,136
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	5.152%	3/20/28	2,650,000	2,660,532 (a)
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	7,480,000	6,898,461
T-Mobile USA Inc., Senior Notes	5.300%	5/15/35	2,850,000	2,920,518
Vodafone Group PLC, Senior Notes	5.750%	6/28/54	1,000,000	985,204
Total Wireless Telecommunication Services				15,123,851

Total Communication Services				54,422,259
Consumer Discretionary — 4.4%
Automobiles — 1.0%
Hyundai Capital America, Senior Notes	5.350%	3/19/29	4,300,000	4,418,218 (a)
Hyundai Capital America, Senior Notes	4.550%	9/26/29	2,000,000	2,004,853 (a)
Total Automobiles				6,423,071
Broadline Retail — 0.7%
Amazon.com Inc., Senior Notes	2.875%	5/12/41	5,280,000	4,053,815
Hotels, Restaurants & Leisure — 1.0%
Carnival Corp., Senior Secured Notes	4.000%	8/1/28	1,600,000	1,578,161 (a)
Marriott International Inc., Senior Notes	3.500%	10/15/32	1,800,000	1,668,880
McDonald’s Corp., Senior Notes	3.625%	9/1/49	2,500,000	1,874,176
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	1/15/36	1,000,000	1,006,218 (b)
Total Hotels, Restaurants & Leisure				6,127,435
See Notes to Financial Statements.

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 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Household Durables — 0.3%
DR Horton Inc., Senior Notes	5.500%	10/15/35	$1,800,000	$1,867,464
Specialty Retail — 1.2%
Dick’s Sporting Goods Inc., Senior Notes	4.100%	1/15/52	2,000,000	1,490,298
Home Depot Inc., Senior Notes	3.625%	4/15/52	4,900,000	3,673,988
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	3,400,000	2,205,454
Total Specialty Retail				7,369,740
Textiles, Apparel & Luxury Goods — 0.2%
Tapestry Inc., Senior Notes	5.500%	3/11/35	1,000,000	1,022,117

Total Consumer Discretionary				26,863,642
Consumer Staples — 4.0%
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	2,150,000	2,015,695
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	1,520,000	1,585,655
Total Beverages				3,601,350
Consumer Staples Distribution & Retail — 0.5%
7-Eleven Inc., Senior Notes	1.300%	2/10/28	2,732,000	2,555,042 (a)
7-Eleven Inc., Senior Notes	1.800%	2/10/31	356,000	309,538 (a)
Total Consumer Staples Distribution & Retail				2,864,580
Food Products — 2.0%
Bunge Ltd. Finance Corp., Senior Notes	3.200%	4/21/31	250,000	234,491 (a)
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Senior Notes	3.625%	1/15/32	3,685,000	3,439,407
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co., Senior Notes	5.500%	1/15/36	2,000,000	2,043,670 (a)
Kellanova, Senior Notes	4.500%	4/1/46	445,000	390,316
Mars Inc., Senior Notes	2.375%	7/16/40	1,410,000	1,015,268 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	1,150,000	1,165,717 (a)
McCormick & Co. Inc., Senior Notes	1.850%	2/15/31	2,500,000	2,189,666
Pilgrim’s Pride Corp., Senior Notes	3.500%	3/1/32	2,050,000	1,878,073
Total Food Products				12,356,608
Tobacco — 0.9%
BAT Capital Corp., Senior Notes	4.625%	3/22/33	1,505,000	1,489,993
Philip Morris International Inc., Senior Notes	5.375%	2/15/33	4,200,000	4,387,445
Total Tobacco				5,877,438

Total Consumer Staples				24,699,976
Energy — 4.9%
Oil, Gas & Consumable Fuels — 4.9%
Aker BP ASA, Senior Notes	4.000%	1/15/31	2,100,000	2,024,829 (a)
Aker BP ASA, Senior Notes	5.800%	10/1/54	1,450,000	1,345,374 (a)
DT Midstream Inc., Senior Notes	5.800%	12/15/34	1,000,000	1,031,701 (a)
Eastern Gas Transmission & Storage Inc., Senior Notes	3.900%	11/15/49	3,000,000	2,225,760
Energy Transfer LP, Senior Notes	6.050%	12/1/26	3,200,000	3,260,647
Energy Transfer LP, Senior Notes	5.150%	3/15/45	4,810,000	4,319,926
Exxon Mobil Corp., Senior Notes	3.567%	3/6/45	2,500,000	1,996,628
Hess Corp., Senior Notes	5.600%	2/15/41	3,925,000	4,075,945
MPLX LP, Senior Notes	4.700%	4/15/48	2,100,000	1,760,186
See Notes to Financial Statements.

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Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	$4,100,000	$3,889,805
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	1,200,000	1,209,896
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	1,200,000	1,220,814
Williams Cos. Inc., Senior Notes	5.300%	9/30/35	1,650,000	1,675,180

Total Energy				30,036,691
Financials — 37.4%
Banks — 21.4%
Banco Santander SA, Subordinated Notes	2.749%	12/3/30	1,400,000	1,271,211
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	4,000,000	3,707,910 (c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	6,835,000	6,836,066 (c)
Bank of America Corp., Senior Notes (5.202% to 4/25/28 then SOFR + 1.630%)	5.202%	4/25/29	7,500,000	7,688,892 (c)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	2,550,000	2,666,664 (c)
Bank of America Corp., Subordinated Notes (5.744% to 2/12/35 then SOFR + 1.697%)	5.744%	2/12/36	1,675,000	1,740,914 (c)
Barclays PLC, Senior Notes (5.086% to 2/25/28 then SOFR + 0.960%)	5.086%	2/25/29	3,350,000	3,410,679 (c)
BPCE SA, Senior Notes (5.936% to 5/30/34 then SOFR + 1.850%)	5.936%	5/30/35	2,400,000	2,515,114 (a)(c)
Citibank NA, Senior Notes	4.914%	5/29/30	6,500,000	6,679,901
Citigroup Inc., Senior Notes (3.057% to 1/25/32 then SOFR + 1.351%)	3.057%	1/25/33	3,825,000	3,483,578 (c)
Citigroup Inc., Senior Notes (3.668% to 7/24/27 then 3 mo. Term SOFR + 1.652%)	3.668%	7/24/28	6,600,000	6,542,982 (c)
Credit Agricole SA, Senior Notes	5.134%	3/11/27	2,975,000	3,024,767 (a)
Danske Bank A/S, Senior Notes (5.427% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.427%	3/1/28	3,050,000	3,102,982 (a)(c)
Huntington Bancshares Inc., Senior Notes (5.272% to 1/15/30 then SOFR + 1.276%)	5.272%	1/15/31	2,050,000	2,113,357 (c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	5,900,000	5,474,131 (c)
JPMorgan Chase & Co., Senior Notes (2.963% to 1/25/32 then SOFR + 1.260%)	2.963%	1/25/33	8,060,000	7,376,226 (c)
JPMorgan Chase & Co., Senior Notes (4.851% to 7/25/27 then SOFR + 1.990%)	4.851%	7/25/28	2,500,000	2,533,610 (c)
JPMorgan Chase & Co., Senior Notes (6.087% to 10/23/28 then SOFR + 1.570%)	6.087%	10/23/29	6,460,000	6,818,511 (c)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	1,700,000	1,763,592 (c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (5.159% to 4/24/30 then 1 year Treasury Constant Maturity Rate + 1.170%)	5.159%	4/24/31	2,070,000	2,133,798 (c)
Mizuho Financial Group Inc., Senior Notes (5.778% to 7/6/28 then 1 year Treasury Constant Maturity Rate + 1.650%)	5.778%	7/6/29	4,200,000	4,378,076 (c)
National Australia Bank Ltd., Subordinated Notes	2.332%	8/21/30	3,350,000	3,016,627 (a)
NatWest Group PLC, Senior Notes (4.964% to 8/15/29 then 1 year Treasury Constant Maturity Rate + 1.220%)	4.964%	8/15/30	2,950,000	3,005,484 (c)
PNC Financial Services Group Inc., Senior Notes (5.222% to 1/29/30 then SOFR + 1.072%)	5.222%	1/29/31	3,915,000	4,046,271 (c)
PNC Financial Services Group Inc., Senior Notes (5.373% to 7/21/35 then SOFR + 1.417%)	5.373%	7/21/36	1,000,000	1,029,459 (c)
PNC Financial Services Group Inc., Senior Notes (6.615% to 10/20/26 then SOFR + 1.730%)	6.615%	10/20/27	6,700,000	6,864,649 (c)
Royal Bank of Canada, Senior Notes (4.970% to 5/2/30 then SOFR + 1.130%)	4.970%	5/2/31	3,000,000	3,073,474 (c)
Truist Financial Corp., Senior Notes (7.161% to 10/30/28 then SOFR + 2.446%)	7.161%	10/30/29	4,750,000	5,145,928 (c)
US Bancorp, Senior Notes (5.100% to 7/23/29 then SOFR + 1.250%)	5.100%	7/23/30	4,420,000	4,547,938 (c)
See Notes to Financial Statements.

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 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Senior Notes (4.808% to 7/25/27 then SOFR + 1.980%)	4.808%	7/25/28	$7,090,000	$7,175,272 (c)
Wells Fargo & Co., Senior Notes (5.198% to 1/23/29 then SOFR + 1.500%)	5.198%	1/23/30	2,820,000	2,904,753 (c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	4,500,000	4,664,576 (c)
Total Banks				130,737,392
Capital Markets — 8.9%
Bank of New York Mellon Corp., Senior Notes	3.850%	4/28/28	3,500,000	3,507,702
BlackRock Funding Inc., Senior Notes	5.250%	3/14/54	1,650,000	1,610,785
Deutsche Bank AG, Senior Notes (2.129% to 11/24/25 then SOFR + 1.870%)	2.129%	11/24/26	2,475,000	2,466,047 (c)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	10,000,000	9,791,507 (c)
Goldman Sachs Group Inc., Senior Notes (5.218% to 4/23/30 then SOFR + 1.580%)	5.218%	4/23/31	1,000,000	1,034,315 (c)
Goldman Sachs Group Inc., Senior Notes (5.330% to 7/23/34 then SOFR + 1.550%)	5.330%	7/23/35	5,850,000	6,024,357 (c)
Jackson National Life Global Funding, Secured Notes	5.550%	7/2/27	2,100,000	2,146,645 (a)
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	8,225,000	7,175,642 (c)
Morgan Stanley, Senior Notes (5.192% to 4/17/30 then SOFR + 1.510%)	5.192%	4/17/31	2,650,000	2,737,296 (c)
Morgan Stanley, Senior Notes (5.250% to 4/21/33 then SOFR + 1.870%)	5.250%	4/21/34	5,300,000	5,467,183 (c)
Morgan Stanley, Senior Notes (5.449% to 7/20/28 then SOFR + 1.630%)	5.449%	7/20/29	2,000,000	2,066,887 (c)
MSCI Inc., Senior Notes	3.625%	9/1/30	1,470,000	1,403,649 (a)
UBS Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	5,500,000	5,454,518 (a)(c)
UBS Group AG, Senior Notes (5.428% to 2/8/29 then 1 year Treasury Constant Maturity Rate + 1.520%)	5.428%	2/8/30	3,600,000	3,720,143 (a)(c)
Total Capital Markets				54,606,676
Consumer Finance — 0.9%
American Express Co., Senior Notes (5.016% to 4/25/30 then SOFR + 1.440%)	5.016%	4/25/31	2,275,000	2,339,853 (c)
Capital One Financial Corp., Subordinated Notes (6.183% to 1/30/35 then SOFR + 2.036%)	6.183%	1/30/36	2,775,000	2,879,679 (c)
Total Consumer Finance				5,219,532
Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	5,400,000	5,205,576
Berkshire Hathaway Energy Co., Senior Notes	5.150%	11/15/43	1,500,000	1,459,665
Berkshire Hathaway Finance Corp., Senior Notes	3.850%	3/15/52	2,600,000	2,042,077
Global Payments Inc., Senior Notes	5.400%	8/15/32	2,000,000	2,047,255
SMBC Aviation Capital Finance DAC, Senior Notes	1.900%	10/15/26	3,000,000	2,925,460 (a)
Total Financial Services				13,680,033
Insurance — 4.0%
Arch Capital Group US Inc., Senior Notes	5.144%	11/1/43	2,400,000	2,298,347
Arthur J Gallagher & Co., Senior Notes	6.500%	2/15/34	2,600,000	2,885,212
Arthur J Gallagher & Co., Senior Notes	5.750%	3/2/53	1,250,000	1,245,951
Athene Global Funding, Senior Secured Notes	5.543%	8/22/35	1,400,000	1,419,454 (a)
Athene Holding Ltd., Senior Notes	6.625%	5/19/55	1,750,000	1,874,501
Brown & Brown Inc., Senior Notes	2.375%	3/15/31	3,850,000	3,428,419
Empower Finance 2020 LP, Senior Notes	1.776%	3/17/31	3,025,000	2,695,681 (a)
Marsh & McLennan Cos. Inc., Senior Notes	5.400%	3/15/55	2,000,000	1,962,909
MassMutual Global Funding II, Senior Secured Notes	5.050%	12/7/27	2,000,000	2,041,942 (a)
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	1,500,000	1,616,538 (a)(c)
See Notes to Financial Statements.

89
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Pricoa Global Funding I, Secured Notes	5.100%	5/30/28	$3,000,000	$3,078,260 (a)
Total Insurance				24,547,214

Total Financials				228,790,847
Health Care — 13.2%
Biotechnology — 1.8%
AbbVie Inc., Senior Notes	5.400%	3/15/54	3,275,000	3,258,792
Amgen Inc., Senior Notes	5.600%	3/2/43	4,705,000	4,769,949
Regeneron Pharmaceuticals Inc., Senior Notes	2.800%	9/15/50	5,000,000	3,111,846
Total Biotechnology				11,140,587
Health Care Equipment & Supplies — 0.7%
Baxter International Inc., Senior Notes	2.539%	2/1/32	3,300,000	2,893,975
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	2,440,000	1,517,806 (a)
Total Health Care Equipment & Supplies				4,411,781
Health Care Providers & Services — 6.2%
Ascension Health, Senior Notes	2.532%	11/15/29	4,100,000	3,857,711
Centene Corp., Senior Notes	4.250%	12/15/27	3,050,000	2,997,593
Cigna Group, Senior Notes	3.200%	3/15/40	3,050,000	2,388,517
CSL Finance PLC, Senior Notes	4.250%	4/27/32	4,200,000	4,141,168 (a)
CVS Health Corp., Senior Notes	5.000%	9/15/32	1,200,000	1,215,159
CVS Health Corp., Senior Notes	5.300%	12/5/43	4,600,000	4,308,435
Elevance Health Inc., Senior Notes	4.100%	5/15/32	2,050,000	1,994,035
HCA Inc., Senior Notes	3.500%	9/1/30	4,800,000	4,586,227
Icon Investments Six DAC, Senior Secured Notes	6.000%	5/8/34	1,500,000	1,575,324
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	2,000,000	1,330,779
Mayo Clinic, Senior Notes	3.196%	11/15/61	2,000,000	1,298,350
Sutter Health, Senior Notes	5.164%	8/15/33	2,500,000	2,570,693
UnitedHealth Group Inc., Senior Notes	5.300%	6/15/35	1,155,000	1,194,428
UnitedHealth Group Inc., Senior Notes	3.050%	5/15/41	5,950,000	4,528,771
Total Health Care Providers & Services				37,987,190
Life Sciences Tools & Services — 1.4%
Bio-Rad Laboratories Inc., Senior Notes	3.300%	3/15/27	3,600,000	3,552,023
Illumina Inc., Senior Notes	5.800%	12/12/25	1,000,000	1,001,387
IQVIA Inc., Senior Secured Notes	6.250%	2/1/29	2,300,000	2,423,142
Thermo Fisher Scientific Inc., Senior Notes	5.404%	8/10/43	1,175,000	1,192,925
Total Life Sciences Tools & Services				8,169,477
Pharmaceuticals — 3.1%
Bayer US Finance II LLC, Senior Notes	4.375%	12/15/28	3,200,000	3,189,258 (a)
Bristol-Myers Squibb Co., Senior Notes	4.125%	6/15/39	1,500,000	1,359,576
Bristol-Myers Squibb Co., Senior Notes	3.700%	3/15/52	1,500,000	1,120,288
Eli Lilly & Co., Senior Notes	4.950%	2/27/63	1,150,000	1,062,859
Eli Lilly & Co., Senior Notes	5.650%	10/15/65	1,100,000	1,136,707
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	5,350,000	5,296,871
Novartis Capital Corp., Senior Notes	3.700%	9/21/42	2,275,000	1,906,062
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	2,100,000	2,030,853
See Notes to Financial Statements.

90
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Royalty Pharma PLC, Senior Notes	3.350%	9/2/51	$3,000,000	$2,011,727
Total Pharmaceuticals				19,114,201

Total Health Care				80,823,236
Industrials — 6.5%
Aerospace & Defense — 3.1%
BAE Systems PLC, Senior Notes	5.500%	3/26/54	1,900,000	1,930,351 (a)
Boeing Co., Senior Notes	6.528%	5/1/34	2,500,000	2,765,650
Boeing Co., Senior Notes	3.500%	3/1/39	1,375,000	1,113,976
Boeing Co., Senior Notes	3.650%	3/1/47	3,250,000	2,377,103
General Dynamics Corp., Senior Notes	2.850%	6/1/41	1,200,000	901,158
General Dynamics Corp., Senior Notes	3.600%	11/15/42	2,500,000	2,054,373
Howmet Aerospace Inc., Senior Notes	5.950%	2/1/37	3,500,000	3,792,403
Lockheed Martin Corp., Senior Notes	4.070%	12/15/42	1,400,000	1,209,766
Northrop Grumman Corp., Senior Notes	4.950%	3/15/53	2,740,000	2,517,476
Total Aerospace & Defense				18,662,256
Ground Transportation — 1.0%
Burlington Northern Santa Fe LLC, Senior Notes	5.750%	5/1/40	5,850,000	6,191,006
Industrial Conglomerates — 0.4%
Siemens Funding BV, Senior Notes	5.800%	5/28/55	2,450,000	2,633,118 (a)
Machinery — 1.2%
Caterpillar Inc., Senior Notes	5.200%	5/15/35	2,800,000	2,898,009
Essex Portfolio LP, Senior Notes	2.650%	3/15/32	2,700,000	2,409,952
Ingersoll Rand Inc., Senior Notes	5.176%	6/15/29	1,650,000	1,705,591
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	122,000	119,280 (a)
Total Machinery				7,132,832
Passenger Airlines — 0.4%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	492,974	492,380 (a)
United Airlines Inc. Pass-Through Trust	4.875%	1/15/26	633,653	633,758
United Airlines Inc. Pass-Through-Trust	3.450%	7/7/28	1,329,114	1,277,288
Total Passenger Airlines				2,403,426
Trading Companies & Distributors — 0.4%
Ashtead Capital Inc., Senior Notes	5.800%	4/15/34	2,500,000	2,621,271 (a)

Total Industrials				39,643,909
Information Technology — 7.2%
Communications Equipment — 1.2%
Cisco Systems Inc., Senior Notes	5.300%	2/26/54	2,725,000	2,691,788
Motorola Solutions Inc., Senior Notes	5.600%	6/1/32	4,500,000	4,739,261
Total Communications Equipment				7,431,049
Electronic Equipment, Instruments & Components — 0.2%
Flex Ltd., Senior Notes	3.750%	2/1/26	1,000,000	996,320
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices Inc., Senior Notes	2.800%	10/1/41	2,100,000	1,555,457
Broadcom Inc., Senior Notes	4.600%	7/15/30	3,525,000	3,579,278
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	4,500,000	4,749,336 (a)
Intel Corp., Senior Notes	3.734%	12/8/47	2,950,000	2,180,395
See Notes to Financial Statements.

91
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Marvell Technology Inc., Senior Notes	5.950%	9/15/33	$3,000,000	$3,220,278
Total Semiconductors & Semiconductor Equipment				15,284,744
Software — 3.0%
Intuit Inc., Senior Notes	5.500%	9/15/53	1,350,000	1,360,802
Microsoft Corp., Senior Notes	2.675%	6/1/60	2,500,000	1,496,684
Oracle Corp., Senior Notes	2.300%	3/25/28	4,800,000	4,589,985
Oracle Corp., Senior Notes	4.450%	9/26/30	1,745,000	1,744,546
Oracle Corp., Senior Notes	3.600%	4/1/40	4,590,000	3,688,389
Salesforce Inc., Senior Notes	2.900%	7/15/51	2,480,000	1,628,536
ServiceNow Inc., Senior Notes	1.400%	9/1/30	2,500,000	2,189,983
Synopsys Inc., Senior Notes	5.700%	4/1/55	1,800,000	1,817,904
Total Software				18,516,829
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., Senior Notes	2.800%	2/8/61	2,500,000	1,509,160

Total Information Technology				43,738,102
Materials — 1.7%
Chemicals — 0.5%
Huntsman International LLC, Senior Notes	2.950%	6/15/31	3,300,000	2,785,563
Construction Materials — 0.4%
Martin Marietta Materials Inc., Senior Notes	5.150%	12/1/34	2,625,000	2,680,514
Metals & Mining — 0.5%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,000,000	1,927,541
Newmont Corp./Newcrest Finance Pty Ltd., Senior Notes	5.350%	3/15/34	1,000,000	1,043,559
Total Metals & Mining				2,971,100
Software — 0.3%
Sabine Pass Liquefaction LLC, Senior Secured Notes	4.200%	3/15/28	2,050,000	2,048,202

Total Materials				10,485,379
Real Estate — 1.5%
Diversified REITs — 0.4%
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.125%	8/15/30	2,800,000	2,707,030 (a)
Real Estate Management & Development — 0.7%
Simon Property Group LP, Senior Notes	3.375%	12/1/27	4,100,000	4,050,191
Retail REITs — 0.4%
TotalEnergies Capital SA, Senior Notes	5.275%	9/10/54	2,800,000	2,692,554

Total Real Estate				9,449,775
Utilities — 8.3%
Electric Utilities — 7.0%
Baltimore Gas and Electric Co., Senior Notes	4.550%	6/1/52	2,400,000	2,083,392
Commonwealth Edison Co., First Mortgage Bonds	4.000%	3/1/48	1,660,000	1,337,381
Constellation Energy Generation LLC, Senior Notes	6.500%	10/1/53	1,950,000	2,175,412
Consumers Energy Co., First Mortgage Bonds	4.050%	5/15/48	1,500,000	1,245,126
DTE Electric Co., Senior Secured Bonds	3.650%	3/1/52	2,800,000	2,100,926
Duke Energy Progress LLC, First Mortgage Bonds	2.500%	8/15/50	6,000,000	3,613,920
EDP Finance BV, Senior Notes	1.710%	1/24/28	2,900,000	2,736,710 (a)
Enel Finance International NV, Senior Notes	3.625%	5/25/27	3,300,000	3,272,597 (a)
Georgia Power Co., Senior Notes	4.750%	9/1/40	4,700,000	4,480,087
See Notes to Financial Statements.

92
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Georgia Power Co., Senior Notes	4.300%	3/15/42	$1,550,000	$1,369,935
MidAmerican Energy Co., First Mortgage Bonds	4.250%	5/1/46	1,550,000	1,320,876
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	750,000	568,821
Public Service Electric and Gas Co., First Mortgage Bonds	3.150%	1/1/50	2,030,000	1,420,148
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	3,700,000	3,651,918 (a)
Southern Co. Gas Capital Corp., Senior Notes	4.950%	9/15/34	3,050,000	3,061,252
Virginia Electric and Power Co., Senior Notes	3.500%	3/15/27	3,500,000	3,475,613
Virginia Electric and Power Co., Senior Notes	4.650%	8/15/43	3,500,000	3,175,351
Vistra Operations Co. LLC, Senior Secured Notes	5.050%	12/30/26	2,000,000	2,012,994 (a)
Total Electric Utilities				43,102,459
Gas Utilities — 0.8%
Piedmont Natural Gas Co. Inc., Senior Notes	5.050%	5/15/52	1,700,000	1,545,641
Southern California Gas Co., First Mortgage Bonds	5.600%	4/1/54	3,000,000	3,015,414
Total Gas Utilities				4,561,055
Multi-Utilities — 0.5%
PECO Energy Co., First Mortgage Bonds	4.875%	9/15/35	3,015,000	3,032,385

Total Utilities				50,695,899
Total Corporate Bonds & Notes (Cost — $607,262,173)				599,649,715
U.S. Government & Agency Obligations — 0.4%
U.S. Government Obligations — 0.4%
U.S. Treasury Bonds	4.625%	11/15/44	1,570,000	1,555,833
U.S. Treasury Notes	4.250%	5/15/35	730,000	736,844

Total U.S. Government & Agency Obligations (Cost — $2,245,793)				2,292,677
Total Investments before Short-Term Investments (Cost — $609,507,966)				601,942,392
			Shares
Short-Term Investments — 0.8%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $5,101,688)	4.032%		5,101,688	5,101,688 (d)(e)(f)
Total Investments — 99.2% (Cost — $614,609,654)				607,044,080
Other Assets in Excess of Liabilities — 0.8%				4,985,646
Total Net Assets — 100.0%				$612,029,726

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $5,101,688 and the cost was $5,101,688 (Note 6).

(f)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

See Notes to Financial Statements.

93
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Investment Grade Corporate ETF
Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.

94
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 47.3%
Communication Services — 4.8%
Diversified Telecommunication Services — 0.8%
AT&T Inc., Senior Notes	4.100%	2/15/28	$19,000	$18,989
Cogent Communications Group LLC/Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	65,000	63,228 (a)
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	39,000	37,205
Total Diversified Telecommunication Services				119,422
Media — 3.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	70,000	64,793 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.250%	1/15/29	20,000	18,604
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.500%	3/15/33	65,000	68,008 (a)
McGraw-Hill Education Inc., Senior Secured Notes	7.375%	9/1/31	60,000	62,389 (a)
News Corp., Senior Notes	5.125%	2/15/32	19,000	18,900 (a)
Nexstar Media Inc., Senior Notes	4.750%	11/1/28	65,000	63,497 (a)
Sinclair Television Group Inc., Senior Secured Notes	8.125%	2/15/33	65,000	66,760 (a)
Sirius XM Radio LLC, Senior Notes	3.875%	9/1/31	70,000	63,484 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	60,000	63,990 (a)
Total Media				490,425
Wireless Telecommunication Services — 0.8%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	37,000	37,715
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	35,000	37,654
T-Mobile USA Inc., Senior Notes	4.950%	3/15/28	37,000	37,717
Total Wireless Telecommunication Services				113,086

Total Communication Services				722,933
Consumer Discretionary — 3.6%
Hotels, Restaurants & Leisure — 2.2%
1011778 BC ULC/New Red Finance Inc., Secured Notes	4.000%	10/15/30	65,000	61,326 (a)
Carnival Corp., Senior Notes	5.125%	5/1/29	15,000	15,000 (a)
Carnival Corp., Senior Notes	5.750%	8/1/32	65,000	66,230 (a)
Carnival Corp., Senior Secured Notes	4.000%	8/1/28	38,000	37,481 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	9/15/33	65,000	65,915 (a)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	5,000	5,048 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	18,000	18,354 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	65,000	64,989 (a)
Total Hotels, Restaurants & Leisure				334,343
Household Durables — 0.4%
Newell Brands Inc., Senior Notes	6.375%	5/15/30	65,000	64,564
Specialty Retail — 0.9%
Bath & Body Works Inc., Senior Notes	6.875%	11/1/35	60,000	62,502
Wayfair LLC, Senior Secured Notes	7.750%	9/15/30	60,000	63,075 (a)
Total Specialty Retail				125,577
Textiles, Apparel & Luxury Goods — 0.1%
PVH Corp., Senior Notes	5.500%	6/13/30	19,000	19,364

Total Consumer Discretionary				543,848
See Notes to Financial Statements.

95
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Staples — 1.6%
Consumer Staples Distribution & Retail — 0.2%
7-Eleven Inc., Senior Notes	1.300%	2/10/28	$40,000	$37,409 (a)
Food Products — 1.2%
Bunge Ltd. Finance Corp., Senior Notes	3.200%	4/21/31	20,000	18,740
Chobani LLC/Chobani Finance Corp. Inc., Senior Notes	7.625%	7/1/29	60,000	62,640 (a)
JBS USA Holding Lux Sarl/ JBS USA Food Co./JBS Lux Co. Sarl, Senior Notes	3.000%	2/2/29	39,000	37,408
Kellanova, Senior Notes	7.450%	4/1/31	33,000	37,827
Mars Inc., Senior Notes	4.600%	3/1/28	19,000	19,237 (a)
Total Food Products				175,852
Tobacco — 0.2%
Philip Morris International Inc., Senior Notes	4.625%	11/1/29	37,000	37,567

Total Consumer Staples				250,828
Energy — 6.4%
Energy Equipment & Services — 1.7%
Kodiak Gas Services LLC, Senior Notes	7.250%	2/15/29	60,000	62,303 (a)
Kodiak Gas Services LLC, Senior Notes	6.500%	10/1/33	5,000	5,094 (a)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	75,000	69,905 (a)
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	60,714	62,372 (a)
Weatherford International Ltd., Senior Notes	8.625%	4/30/30	60,000	61,378 (a)
Total Energy Equipment & Services				261,052
Oil, Gas & Consumable Fuels — 4.7%
Cheniere Energy Partners LP, Senior Notes	4.500%	10/1/29	19,000	18,945
Columbia Pipelines Operating Co. LLC, Senior Notes	5.927%	8/15/30	18,000	19,053 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	65,000	65,914 (a)
Ecopetrol SA, Senior Notes	6.875%	4/29/30	140,000	143,583
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	65,000	64,965 (b)(c)
Energy Transfer LP, Senior Notes	5.500%	6/1/27	18,000	18,319
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	60,000	63,058 (a)
Kinder Morgan Inc., Senior Notes	5.000%	2/1/29	18,000	18,411
Kinetik Holdings LP, Senior Notes	5.875%	6/15/30	60,000	60,394 (a)
Occidental Petroleum Corp., Senior Notes	8.500%	7/15/27	18,000	18,889
Petroleos Mexicanos, Senior Notes	6.700%	2/16/32	130,000	128,912
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	60,000	65,361 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	19,000	19,157
Total Oil, Gas & Consumable Fuels				704,961

Total Energy				966,013
Financials — 6.4%
Banks — 1.0%
Bank of America Corp., Senior Notes (3.194% to 7/23/29 then 3 mo. Term SOFR + 1.442%)	3.194%	7/23/30	39,000	37,576 (c)
Citigroup Inc., Senior Notes (4.542% to 9/19/29 then SOFR + 1.338%)	4.542%	9/19/30	38,000	38,190 (c)
JPMorgan Chase & Co., Senior Notes (4.603% to 10/22/29 then SOFR + 1.040%)	4.603%	10/22/30	38,000	38,455 (c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	36,000	37,317 (c)
Total Banks				151,538
See Notes to Financial Statements.

96
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — 1.4%
Ares Capital Corp., Senior Notes	7.000%	1/15/27	$36,000	$37,068
Blackstone Private Credit Fund, Senior Notes	3.250%	3/15/27	19,000	18,645
Intercontinental Exchange Inc., Senior Notes	4.000%	9/15/27	19,000	19,011
Morgan Stanley, Senior Notes (4.654% to 10/18/29 then SOFR + 1.100%)	4.654%	10/18/30	38,000	38,427 (c)
MSCI Inc., Senior Notes	3.625%	9/1/30	20,000	19,097 (a)
Nasdaq Inc., Senior Notes	5.350%	6/28/28	18,000	18,564
Osaic Holdings Inc., Senior Secured Notes	6.750%	8/1/32	60,000	62,019 (a)
Total Capital Markets				212,831
Consumer Finance — 1.5%
Ally Financial Inc., Senior Notes	2.200%	11/2/28	20,000	18,698
American Express Co., Senior Notes (5.098% to 2/16/27 then SOFR + 1.000%)	5.098%	2/16/28	19,000	19,257 (c)
FirstCash Inc., Senior Notes	6.875%	3/1/32	60,000	62,091 (a)
OneMain Finance Corp., Senior Notes	7.125%	11/15/31	60,000	62,266
PRA Group Inc., Senior Notes	8.875%	1/31/30	60,000	61,991 (a)
Total Consumer Finance				224,303
Financial Services — 1.4%
CrossCountry Intermediate HoldCo LLC, Senior Notes	6.500%	10/1/30	5,000	5,025 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	60,000	62,365 (a)
Jefferson Capital Holdings LLC, Senior Notes	8.250%	5/15/30	60,000	62,802 (a)
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	18,000	19,219
LPL Holdings Inc., Senior Notes	5.200%	3/15/30	18,000	18,405
Macquarie Airfinance Holdings Ltd., Senior Notes	6.400%	3/26/29	37,000	38,979 (a)
Total Financial Services				206,795
Insurance — 1.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Notes	7.375%	10/1/32	60,000	61,901 (a)
Arthur J Gallagher & Co., Senior Notes	4.850%	12/15/29	18,000	18,382
Athene Global Funding, Secured Notes	5.349%	7/9/27	37,000	37,705 (a)
Brown & Brown Inc., Senior Notes	4.700%	6/23/28	19,000	19,192
Brown & Brown Inc., Senior Notes	4.900%	6/23/30	19,000	19,271
Fairfax Financial Holdings Ltd., Senior Notes	4.850%	4/17/28	19,000	19,257
Total Insurance				175,708

Total Financials				971,175
Health Care — 4.1%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	4.800%	3/15/29	37,000	37,846
Amgen Inc., Senior Notes	5.150%	3/2/28	37,000	37,869
Total Biotechnology				75,715
Health Care Equipment & Supplies — 0.4%
Insulet Corp., Senior Notes	6.500%	4/1/33	60,000	62,432 (a)
Health Care Providers & Services — 1.9%
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	70,000	63,388 (a)
Concentra Health Services Inc., Senior Notes	6.875%	7/15/32	60,000	62,378 (a)
CVS Health Corp., Senior Notes	5.000%	9/15/32	19,000	19,240
DaVita Inc., Senior Notes	6.875%	9/1/32	60,000	62,030 (a)
HCA Inc., Senior Notes	4.125%	6/15/29	19,000	18,841
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
Tenet Healthcare Corp., Senior Secured Notes	6.125%	6/15/30	$60,000	$60,840
Total Health Care Providers & Services				286,717
Life Sciences Tools & Services — 0.1%
Illumina Inc., Senior Notes	4.650%	9/9/26	19,000	19,094
Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co., Senior Notes	4.900%	2/22/29	18,000	18,487
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	60,000	64,447 (a)
Royalty Pharma PLC, Senior Notes	5.150%	9/2/29	37,000	37,976
Viatris Inc., Senior Notes	2.300%	6/22/27	20,000	19,259
Zoetis Inc., Senior Notes	3.000%	9/12/27	38,000	37,343
Total Pharmaceuticals				177,512

Total Health Care				621,470
Industrials — 8.4%
Aerospace & Defense — 3.2%
ATI Inc., Senior Notes	5.125%	10/1/31	65,000	64,019
Avolon Holdings Funding Ltd., Senior Notes	5.750%	11/15/29	18,000	18,710 (a)
Avolon Holdings Funding Ltd., Senior Notes	4.900%	10/10/30	19,000	19,114 (a)
Boeing Co., Senior Notes	6.298%	5/1/29	106,000	112,522
Boeing Co., Senior Notes	2.950%	2/1/30	40,000	37,676
Boeing Co., Senior Notes	3.750%	2/1/50	90,000	66,544
Bombardier Inc., Senior Notes	7.250%	7/1/31	60,000	63,677 (a)
Howmet Aerospace Inc., Senior Notes	3.000%	1/15/29	39,000	37,641
TransDigm Inc., Subordinated Notes	6.750%	1/31/34	60,000	62,080 (a)
Total Aerospace & Defense				481,983
Building Products — 1.2%
Builders FirstSource Inc., Senior Notes	6.750%	5/15/35	60,000	62,723 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	60,000	61,672 (a)
Quikrete Holdings Inc., Senior Notes	6.750%	3/1/33	60,000	62,427 (a)
Total Building Products				186,822
Commercial Services & Supplies — 2.1%
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	60,000	62,829 (a)
Republic Services Inc., Senior Notes	5.000%	11/15/29	36,000	37,188
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	60,000	61,548 (a)
Waste Management Inc., Senior Notes	4.875%	2/15/29	37,000	38,008
Waste Pro USA Inc., Senior Notes	7.000%	2/1/33	60,000	62,298 (a)
Wrangler Holdco Corp., Senior Notes	6.625%	4/1/32	60,000	62,616 (a)
Total Commercial Services & Supplies				324,487
Electrical Equipment — 0.4%
WESCO Distribution Inc., Senior Notes	6.625%	3/15/32	60,000	62,428 (a)
Ground Transportation — 0.4%
Watco Cos. LLC/Watco Finance Corp., Senior Notes	7.125%	8/1/32	60,000	62,155 (a)
Passenger Airlines — 0.7%
AS Mileage Plan IP Ltd., Senior Secured Notes	5.021%	10/20/29	37,000	37,036 (a)
OneSky Flight LLC, Senior Notes	8.875%	12/15/29	60,000	63,150 (a)
Total Passenger Airlines				100,186
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Trading Companies & Distributors — 0.4%
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	$60,000	$62,274 (a)

Total Industrials				1,280,335
Information Technology — 3.5%
Communications Equipment — 0.1%
Motorola Solutions Inc., Senior Notes	2.300%	11/15/30	21,000	18,989
Electronic Equipment, Instruments & Components — 0.4%
TTM Technologies Inc., Senior Notes	4.000%	3/1/29	65,000	62,571 (a)
IT Services — 0.2%
Global Payments Inc., Senior Notes	2.150%	1/15/27	19,000	18,521
S&P Global Inc., Senior Notes	4.750%	8/1/28	18,000	18,342
Total IT Services				36,863
Semiconductors & Semiconductor Equipment — 0.9%
Broadcom Inc., Senior Notes	4.750%	4/15/29	38,000	38,781
Intel Corp., Senior Notes	2.450%	11/15/29	20,000	18,576
Marvell Technology Inc., Senior Notes	4.750%	7/15/30	19,000	19,254
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	60,000	61,346 (a)
Total Semiconductors & Semiconductor Equipment				137,957
Software — 0.9%
Atlassian Corp., Senior Notes	5.250%	5/15/29	37,000	38,052
Synopsys Inc., Senior Notes	4.850%	4/1/30	37,000	37,699
UKG Inc., Senior Secured Notes	6.875%	2/1/31	60,000	61,955 (a)
Total Software				137,706
Technology Hardware, Storage & Peripherals — 1.0%
Fortress Intermediate 3 Inc., Senior Secured Notes	7.500%	6/1/31	60,000	62,898 (a)
Hewlett Packard Enterprise Co., Senior Notes	4.550%	10/15/29	19,000	19,108
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	60,000	61,195 (a)
Total Technology Hardware, Storage & Peripherals				143,201

Total Information Technology				537,287
Materials — 4.5%
Chemicals — 2.2%
Avient Corp., Senior Notes	6.250%	11/1/31	60,000	60,976 (a)
Solstice Advanced Materials Inc., Senior Notes	5.625%	9/30/33	265,000	266,041 (a)
Total Chemicals				327,017
Construction Materials — 0.4%
Standard Building Solutions Inc., Senior Notes	6.250%	8/1/33	60,000	60,858 (a)
Containers & Packaging — 0.5%
Berry Global Inc., Senior Secured Notes	1.650%	1/15/27	19,000	18,412
Clydesdale Acquisition Holdings Inc., Senior Secured Notes	6.750%	4/15/32	60,000	61,596 (a)
Total Containers & Packaging				80,008
Metals & Mining — 1.4%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	55,000	61,819
Big River Steel LLC/BRS Finance Corp., Senior Secured Notes	6.625%	1/31/29	65,000	65,078 (a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	19,000	18,919 (a)
Novelis Corp., Senior Notes	6.375%	8/15/33	65,000	65,720 (a)
Total Metals & Mining				211,536

Total Materials				679,419
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Real Estate — 2.4%
Diversified REITs — 0.7%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	$60,000	$63,800 (a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	38,000	37,596 (a)
Total Diversified REITs				101,396
Hotel & Resort REITs — 0.4%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	4/1/32	60,000	61,730 (a)
Specialized REITs — 1.3%
American Tower Corp., Senior Notes	3.550%	7/15/27	38,000	37,645
Crown Castle Inc., Senior Notes	4.900%	9/1/29	18,000	18,265
Equinix Inc., Senior Notes	3.200%	11/18/29	20,000	19,161
Iron Mountain Inc., Senior Notes	6.250%	1/15/33	60,000	61,246 (a)
Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Notes	4.625%	3/15/30	65,000	62,527 (a)
Total Specialized REITs				198,844

Total Real Estate				361,970
Utilities — 1.6%
Electric Utilities — 1.5%
Constellation Energy Generation LLC, Senior Notes	5.600%	3/1/28	18,000	18,609
Eversource Energy, Senior Notes	5.450%	3/1/28	18,000	18,493
IPALCO Enterprises Inc., Senior Secured Notes	4.250%	5/1/30	19,000	18,619
NRG Energy Inc., Senior Notes	6.250%	11/1/34	60,000	61,543 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	10,000	10,008 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	6.100%	1/15/29	18,000	18,836
Southern Co., Senior Notes	5.500%	3/15/29	36,000	37,449
Vistra Operations Co. LLC, Senior Secured Notes	4.300%	7/15/29	38,000	37,723 (a)
Total Electric Utilities				221,280
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., Senior Notes	5.450%	6/1/28	18,000	18,440

Total Utilities				239,720
Total Corporate Bonds & Notes (Cost — $7,146,382)				7,174,998
U.S. Government & Agency Obligations — 15.2%
U.S. Government Obligations — 15.2%
U.S. Treasury Notes (Cost — $2,296,606)	4.000%	2/28/30	2,270,000	2,296,690

Collateralized Mortgage Obligations(d) — 14.7%
A&D Mortgage Trust, 2024-NQM1 A2	6.347%	2/25/69	72,760	73,383 (a)
BANK5, 2025-5YR17 AS	5.626%	11/15/58	19,000	19,616 (c)
BBCMS Mortgage Trust, 2025-5C37 AS	5.382%	9/15/58	37,000	37,887
Benchmark Mortgage Trust, 2025-V17 XA, IO	1.511%	9/15/58	151,000	9,798 (c)
BMO Mortgage Trust, 2024-5C8 AS	5.940%	12/15/57	37,000	38,516 (c)
BMO Mortgage Trust, 2025-5C12 XA, IO	1.660%	10/15/58	1,000,000	63,071 (c)
COMM Mortgage Trust, 2014-CR17 C	4.942%	5/10/47	30,000	27,735 (c)
Deephaven Residential Mortgage Trust, 2024-1 A1	5.735%	7/25/69	113,346	114,585 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC	1.613%	8/15/56	213,804	31,684
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5016 PI, IO, PAC	3.000%	9/25/50	409,976	71,957
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5158 IV, IO, PAC	4.000%	1/25/49	555,698	116,895
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5164 IC, IO	4.000%	11/25/51	523,799	111,100
See Notes to Financial Statements.

100
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5493 FK (30 Day Average SOFR + 1.150%)	5.506%	1/25/55	$84,012	$84,350 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5537 FC (30 Day Average SOFR + 1.150%)	5.506%	5/25/55	115,427	115,756 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2025-DNA3 M1 (30 Day Average SOFR + 1.100%)	5.470%	9/25/45	29,000	29,091 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B2 (30 Day Average SOFR + 6.000%)	10.356%	10/25/41	70,000	72,696 (a)(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 ID, IO	4.000%	7/25/50	294,556	65,405
Federal National Mortgage Association (FNMA) REMIC, 2020-77 HI, IO	4.000%	11/25/50	320,524	65,590
Federal National Mortgage Association (FNMA) REMIC, 2024-49 AF (30 Day Average SOFR + 1.100%)	5.456%	7/25/54	72,621	72,825 (c)
Federal National Mortgage Association (FNMA) REMIC, 2024-95 KF (30 Day Average SOFR + 1.100%)	5.456%	12/25/54	111,098	111,103 (c)
Federal National Mortgage Association (FNMA) STRIPS, 438 C7, IO	3.000%	1/25/53	387,898	68,970
Government National Mortgage Association (GNMA), 2016-42 IO, IO	5.000%	2/20/46	501,550	98,652
Government National Mortgage Association (GNMA), 2021-213 PI, IO, PAC	4.500%	4/20/50	210,772	46,754
Government National Mortgage Association (GNMA), 2022-213 IH, IO	6.000%	12/20/52	144,113	28,720
Government National Mortgage Association (GNMA), 2022-78 IO, IO	3.000%	8/20/51	683,125	116,368
Government National Mortgage Association (GNMA), 2022-81 BI, IO	2.500%	11/20/50	672,668	105,331
Government National Mortgage Association (GNMA), 2023-40 CI, IO	2.000%	10/20/50	925,540	94,801
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	30,000	29,197
Morgan Stanley Capital I Trust, 2015-UBS8 AS	4.114%	12/15/48	23,000	22,757
Morgan Stanley Capital I Trust, 2016-UB11 C	3.691%	8/15/49	40,000	39,055 (c)
OBX Trust, 2024-NQM8 A1	6.233%	5/25/64	108,197	109,793 (a)
UBS Commercial Mortgage Trust, 2019-C17 XA, IO	1.578%	10/15/52	912,230	43,092 (c)
Wells Fargo Commercial Mortgage Trust, 2016-LC24 AS	3.367%	10/15/49	39,000	38,359
Wells Fargo Commercial Mortgage Trust, 2025-5C6 XA, IO	1.581%	10/15/58	1,000,000	58,564 (c)

Total Collateralized Mortgage Obligations (Cost — $2,239,078)				2,233,456
Asset-Backed Securities — 9.4%
CIFC Funding Ltd., 2022-4A BR (3 mo. Term SOFR + 1.550%)	5.832%	7/16/35	300,000	300,300 (a)(c)
Northwoods Capital Ltd., 2021-25A B1R (3 mo. Term SOFR + 1.600%)	5.342%	7/20/34	300,000	300,214 (a)(c)
PRET LLC, 2025-NPL4 A1	6.368%	4/25/55	109,980	110,837 (a)
RCO Mortgage LLC, 2025-3 A1	6.435%	5/25/30	112,284	112,623 (a)
Rockford Tower CLO Ltd., 2021-2A A2R (3 mo. Term SOFR + 1.500%)	5.663%	7/20/34	300,000	300,184 (a)(c)
Trinitas CLO Ltd., 2021-17A B1R (3 mo. Term SOFR + 1.650%)	5.810%	10/20/34	300,000	300,429 (a)(c)

Total Asset-Backed Securities (Cost — $1,423,449)				1,424,587
Sovereign Bonds — 7.9%
Brazil — 1.2%

Brazilian Government International Bond, Senior Notes	8.250%	1/20/34	150,000	175,597
Bulgaria — 0.4%

Bulgaria Government International Bond, Senior Notes	5.000%	3/5/37	60,000	60,135 (e)
Ghana — 0.4%

Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	70,000	59,173 (a)
Mexico — 0.8%

Mexico Government International Bond, Senior Notes	6.750%	9/27/34	110,000	120,203
See Notes to Financial Statements.

101
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Panama — 0.9%

Panama Government International Bond, Senior Notes	9.375%	4/1/29	$120,000	$136,848
Peru — 1.1%

Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	180,000	166,329
Philippines — 0.9%

Philippine Government International Bond, Senior Notes	9.500%	2/2/30	120,000	144,883
Romania — 1.1%

Romanian Government International Bond, Senior Notes	7.125%	1/17/33	150,000	160,274 (a)
Turkey — 1.1%
Turkey Government International Bond, Senior Notes	11.875%	1/15/30	140,000	175,186

Total Sovereign Bonds (Cost — $1,185,778)				1,198,628
Senior Loans — 0.9%
Consumer Staples — 0.5%
Consumer Staples Distribution & Retail — 0.5%
Froneri International Ltd., Term Loan	—	8/2/32	65,000	64,941 (f)

Information Technology — 0.4%
Communications Equipment — 0.4%
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%)	8.663%	9/27/29	64,836	64,142 (c)(g)(h)

Total Senior Loans (Cost — $129,192)				129,083
Total Investments before Short-Term Investments (Cost — $14,420,485)				14,457,442
			Shares
Short-Term Investments — 4.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $643,470)	4.032%		643,470	643,470 (i)(j)(k)
Total Investments — 99.6% (Cost — $15,063,955)				15,100,912
Other Assets in Excess of Liabilities — 0.4%				53,283
Total Net Assets — 100.0%				$15,154,195

See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Multisector Income ETF
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(f)	All or a portion of this loan has not settled as of September 30, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $643,470 and the cost was $643,470 (Note 6).

(k)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 5-Year Notes	21	12/25	$2,297,667	$2,293,102	$4,565
At September 30, 2025, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made by the Fund	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America N.A.	$573,000	9/17/27	3.580% annually	Daily SOFR Compound annually	$(2,004)	$(1,722)	$(282)
JPMorgan Chase & Co.	336,000	12/17/27	Daily SOFR Compound annually	3.130% annually	1,039	1,217	(178)
See Notes to Financial Statements.

103
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Multisector Income ETF
OTC INTEREST RATE SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Payments Made by the Fund	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	$703,000	12/17/27	Daily SOFR Compound annually	3.130% annually	$2,176	$680	$1,496
JPMorgan Chase & Co.	2,222,000	12/17/27	Daily SOFR Compound annually	3.130% annually	6,877	3,150	3,727
JPMorgan Chase & Co.	2,151,000	12/17/30	3.180% annually	Daily SOFR Compound annually	(17,396)	(9,500)	(7,896)
JPMorgan Chase & Co.	135,000	12/17/35	Daily SOFR Compound annually	3.130% annually	1,467	1,467	—
JPMorgan Chase & Co.	794,000	12/17/35	Daily SOFR Compound annually	3.530% annually	8,309	5,126	3,183
JPMorgan Chase & Co.	92,000	9/17/55	Daily SOFR Compound annually	4.020% annually	1,561	2,150	(589)
Total	$7,006,000				$2,029	$2,568	$(539)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
	$1,585,000	9/17/27	3.580% annually	Daily SOFR Compound annually	$(5,545)	$(5,654)	$109
	11,572,800	9/17/30	Daily SOFR Compound annually	3.630% annually	133,099	128,339	4,760
	5,608,000	9/17/30	3.630% annually	Daily SOFR Compound annually	(64,498)	(66,330)	1,832
Total	$18,765,800				$63,056	$56,355	$6,701

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$1,275,000	12/20/25	3-Month SOFR Compound**	IBXXLLTR^**	$9,956	—	$9,956

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom fixed-income basket, whose components are publicly available on the website https://www.spglobal.com/en.
**	One time payment made at termination date.

Abbreviation(s) used in this table:
IBXXLLTR	—	Markit iBoxx USD Liquid Leveraged Loans Total Return Index
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

104
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Multisector Income ETF
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.240%
3-Month SOFR Compound	3.976%
See Notes to Financial Statements.

105
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Municipal Green Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.7%
Alabama — 0.3%

Mobile County, AL, Revenue, Gomesa Project, Series 2020	4.000%	11/1/45	$300,000	$263,327 (a)
Arizona — 0.4%

Phoenix Civic Improvement Corp. Revenue, Junior Lien Water System Revenue, Series B	5.000%	7/1/44	360,000	372,521
Arkansas — 0.6%
Arkansas Development Finance Authority Industrial Development Revenue, Hybar Steel Project, Green Bonds, Series A	6.875%	7/1/48	250,000	268,811 (a)(b)
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	275,000	279,335 (b)
Total Arkansas				548,146
California — 30.6%
Alameda, CA, Community Facilities District, Special Tax Revenue, Green Bonds	5.000%	9/1/48	1,000,000	1,013,123
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A	5.000%	8/1/29	1,000,000	1,064,826 (c)(d)
Clean Energy Project, Green Bonds, Series C	5.250%	10/1/31	3,160,000	3,372,926 (c)(d)
Clean Energy Project, Green Bonds, Series E-1	5.000%	3/1/31	3,500,000	3,767,233 (c)(d)
Clean Energy Project, Green Bonds, Series F	5.500%	11/1/30	995,000	1,090,066 (c)(d)
Clean Energy Project, Green Bonds, Series G	5.250%	4/1/30	500,000	542,396 (c)(d)
California State Infrastructure & Economic Development Bank Revenue:
Science Center Phase III Project, Sustainability Bonds, Series B	4.000%	5/1/46	805,000	739,846
Science Center Phase III Project, Sustainability Bonds, Series B	4.000%	5/1/51	1,000,000	893,750
Teachers Retirement System Headquarters Expansion, Green Bonds	5.000%	8/1/49	180,000	184,561
California State MFA Revenue:
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2018	5.000%	5/15/51	1,000,000	992,721
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/39	3,445,000	3,456,107
CHF-Riverside II, LLC, UCR North District Phase I Student Housing Project, Green Bond, Series 2019	5.000%	5/15/37	1,495,000	1,549,517
California State Public Works Board:
Lease Revenue, Southern California Headquarters, Series D	4.000%	5/1/44	1,000,000	970,667
Lease Revenue, Southern California Headquarters, Series D	4.000%	5/1/47	1,500,000	1,431,359
California State School Finance Authority Revenue, River Springs Charter School, Series A, State Intercept Program	5.750%	7/1/42	250,000	257,435 (a)
Perris Joint Powers Authority, CA, Special Tax Revenue, Series B, Refunding	5.000%	9/1/37	100,000	101,845
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/51	3,300,000	3,332,486 (b)
San Francisco, CA, Bay Area Rapid Transit District, GO, Green Bonds	3.000%	8/1/36	170,000	161,037
San Francisco, CA, City & County Public Utilities Commission Revenue, Green Bonds, Subseries A, Refunding	4.000%	11/1/50	100,000	91,567
Santa Cruz County, CA, Capital Financing Authority Revenue, Green Bonds	4.000%	6/1/42	1,500,000	1,485,929
Three Rivers Levee Improvement Authority, CA, Special Tax Revenue:
Community Facilities District Nos. 2006-1 and 2006-2, Refunding	4.000%	9/1/27	250,000	253,887
Community Facilities District Nos. 2006-1 and 2006-2, Refunding	4.000%	9/1/29	250,000	257,379
Community Facilities District Nos. 2006-1 and 2006-2, Refunding	4.000%	9/1/31	200,000	205,606
Community Facilities District Nos. 2006-1 and 2006-2, Refunding	4.000%	9/1/32	100,000	101,874
See Notes to Financial Statements.

106
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Municipal Green Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Transbay Joint Powers Authority, CA, Tax Allocation Revenue, Green Bonds	5.000%	10/1/34	$150,000	$155,977
Total California				27,474,120
Colorado — 1.8%
Denver, CO, City & County, Water Commissioners Water Revenue, Green Bonds, Series A	5.000%	9/15/47	150,000	151,017
University of Colorado, CO, Revenue, Refunding	2.000%	10/15/25	1,500,000	1,499,571 (c)(d)
Total Colorado				1,650,588
District of Columbia — 5.1%
District of Columbia Revenue:
DC Project, Smart Street Lighting Project Series A	5.500%	8/31/33	905,000	1,022,273 (b)
DC Project, Smart Street Lighting Project Series A	5.500%	2/28/35	535,000	606,280 (b)
DC Project, Smart Street Lighting Project Series A	5.500%	8/31/35	125,000	141,617 (b)
DC Project, Smart Street Lighting Project Series A	5.500%	2/28/37	845,000	951,704 (b)
District of Columbia Water & Sewer Authority Revenue:
Public Utility Subordinate Lien, Green Bonds, Series A	5.000%	10/1/44	375,000	384,007
Public Utility Subordinate Lien, Series A	4.000%	10/1/49	1,565,000	1,455,199
Total District of Columbia				4,561,080
Florida — 1.7%
Babcock Ranch, FL, Community Independent Special District Revenue, Charlotte County, Special Assessment Revenue, Assessment Area 3A	4.000%	5/1/40	840,000	792,214
Palm Beach County, FL, Water & Sewer Revenue, Series 2019, Refunding	4.000%	10/1/31	105,000	111,078
Somerset, FL, Community Development District, Capital Improvement Revenue:
Series 2022, Refunding	4.000%	5/1/32	415,000	415,348
Series 2022, Refunding	4.200%	5/1/37	205,000	196,797
Total Florida				1,515,437
Georgia — 2.9%
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien General Revenue, Series E	5.250%	7/1/43	2,355,000	2,487,379 (b)
Private Colleges & Universities Authority, GA, Revenue, Sustainable Bonds, Refunding	5.000%	9/1/48	100,000	102,053
Total Georgia				2,589,432
Illinois — 4.7%
Illinois State Finance Authority Revenue:
Bondana-Champaign, Learning Facility	5.250%	10/1/53	3,000,000	3,134,822
Clean Water Initiative Revolving Fund, Series 2020	4.000%	7/1/38	575,000	576,212
Northern Illinois State University, Participation Energy Savings Projects, BAM	5.500%	4/1/49	500,000	523,178
Total Illinois				4,234,212
Louisiana — 3.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue:
St. Bernard Parish Gomesa Project	4.000%	11/1/45	900,000	791,023 (a)
St. Charles Parish Gomesa Project	4.500%	11/1/47	900,000	855,169 (a)
St. John The Baptist Parish Gomesa Project	3.900%	11/1/44	405,000	351,819 (a)
Terrebonne Levee & Conservation District, LA, Sales Tax Revenue:
Series B, Green Bonds, Refunding	4.000%	6/1/39	1,000,000	999,679
See Notes to Financial Statements.

107
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Municipal Green Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Louisiana — continued
Series B, Green Bonds, Refunding	4.000%	6/1/40	$100,000	$98,820
Total Louisiana				3,096,510
Maine — 0.3%

Portland, ME, General Airport Revenue, Series 2019, Refunding	4.000%	1/1/35	245,000	248,064
Maryland — 3.5%
Maryland State EDC, Private Activity Revenue:
Series B, Green Bonds	5.000%	6/30/40	1,000,000	1,018,333 (b)
Series B, Green Bonds	5.250%	6/30/47	2,000,000	2,011,319 (b)
Washington State Suburban Sanitary Commission Revenue, Green Bonds, County GTD	3.000%	6/1/35	100,000	96,936
Total Maryland				3,126,588
Massachusetts — 4.0%
Massachusetts State DFA Revenue:
Boston Medical Center, Series F, Green Bonds	4.000%	7/1/47	135,000	116,599
Springfield College, Series B, Green Bonds	5.000%	6/1/26	420,000	423,635
Springfield College, Series B, Green Bonds	5.000%	6/1/27	440,000	445,693
Massachusetts State Housing Finance Agency, Housing Revenue:
Series A-1	4.900%	12/1/59	1,000,000	1,013,120
Series B-1	2.600%	12/1/41	2,000,000	1,526,982
Series C-1	2.650%	12/1/34	100,000	87,546
Total Massachusetts				3,613,575
Minnesota — 1.8%
Minneapolis, MN, GO, Green Bonds, Series 2019	3.000%	12/1/40	100,000	87,809
Minnesota State HEFA Revenue, Series A	5.000%	10/1/52	1,500,000	1,517,707
Total Minnesota				1,605,516
Mississippi — 0.4%

Mississippi State Development Bank Special Obligation, Jackson County Gomesa Project	3.625%	11/1/36	400,000	370,727 (a)
New Jersey — 3.2%
New Jersey State EFA Revenue, Stevens Institute of Technology, Series A	5.000%	7/1/32	645,000	698,300
Newark, NJ, Board of Education, GO, The County of Essex New Jersey School Energy Savings Obligation, Refunding, BAM	5.000%	7/15/28	571,000	608,208
Newark, NJ, Mass Transit Access Tax Revenue, County of Essex, Series 2022, AG	6.000%	11/15/62	1,460,000	1,618,991
Total New Jersey				2,925,499
New York — 5.6%
MTA, NY, Transportation Revenue:
Green Bonds, Series A-1, Refunding, AG	4.000%	11/15/41	600,000	580,443
Green Bonds, Series C-1, Refunding	5.000%	11/15/50	1,510,000	1,522,966
Green Bonds, Series E, Refunding	5.000%	11/15/32	105,000	115,155
New York State HFA Revenue, Series N	2.600%	11/1/34	100,000	88,434
New York State Liberty Development Corp., Revenue:
Tax-Exempt Bonds, Refunding	3.000%	9/15/43	1,000,000	805,503
Tax-Exempt Bonds, Series A, Refunding	2.500%	11/15/36	2,000,000	1,674,530
New York State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.500%	6/30/38	250,000	265,192 (b)
Total New York				5,052,223
See Notes to Financial Statements.

108
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Municipal Green Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — 3.4%
American Municipal Power Inc. Meldahl Hydroelectric Project Revenue, Green Bonds, Series A	4.000%	2/15/41	$1,415,000	$1,347,363
American Municipal Power Inc. Solar Electricity Prepayment Project Revenue, Series A	5.000%	2/15/44	1,660,000	1,694,932
Total Ohio				3,042,295
Oregon — 3.1%
Multnomah County, OR, Hospital Facilities Authority Revenue, Series A, Refunding	4.000%	12/1/51	530,000	391,891
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 29, Refunding	5.500%	7/1/53	2,250,000	2,360,710 (b)
Total Oregon				2,752,601
Pennsylvania — 2.5%
Philadelphia, PA, Energy Authority City Service Agreement Revenue, Philadelphia Street Lighting Project, Series A	5.000%	11/1/43	1,130,000	1,190,304
Philadelphia, PA, School District, GO, State Aid Withholding, Series B	5.000%	9/1/48	1,000,000	1,024,000
Total Pennsylvania				2,214,304
Puerto Rico — 0.6%

Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-1	5.000%	7/1/58	525,000	507,461
Rhode Island — 0.1%

Rhode Island State Housing & Mortgage Finance Corp. Revenue, Sustainable Bonds, FHA, Series 1-B	2.750%	10/1/34	150,000	133,397
Texas — 1.3%

Harris County, TX, GO, Flood Control District Improvement, Series A, Refunding	4.250%	10/1/47	1,200,000	1,175,091
Utah — 6.6%
Central Valley Water Reclamation Facility Revenue, Utah Sewer, Green Bonds, Series C	4.000%	3/1/47	3,090,000	2,894,328
Utah State Intermountain Power Agency, Series 2022-A, Refunding	5.000%	7/1/44	3,000,000	3,078,702
Total Utah				5,973,030
Vermont — 3.3%
Vermont Educational & Health Buildings Financing Agency Revenue:
The University of Vermont Medical Center Project, Green Bonds	5.000%	12/1/38	2,015,000	2,020,963
The University of Vermont Medical Center Project, Green Bonds	4.000%	12/1/42	1,000,000	923,748
Total Vermont				2,944,711
Virginia — 0.0%††

Hampton, VA, GO, Public Improvement, Green Bonds, Series A, State Aid Withholding	5.000%	9/1/27	50,000	52,529
Washington — 2.1%

Central Puget Sound, WA, Regional Transit Authority Revenue, Sales Tax & Motor Vehicle Excise Tax Improvement Bonds, Green Bonds, Series S-1, Refunding	4.000%	11/1/46	2,000,000	1,909,401
Wisconsin — 4.4%
Public Finance Authority, WI, Revenue:
Fargo-Moorhead Metropolitan Area Flood Risk Management Project	4.000%	9/30/51	2,330,000	1,907,867 (b)
Fargo-Moorhead Metropolitan Area Flood Risk Management Project	4.000%	3/31/56	600,000	480,131 (b)
Patriot Services Group, Series A-1, Refunding	4.500%	12/1/31	500,000	504,978 (a)
University of Wisconsin Hospitals & Clinics, WI, Hospital Revenue, Series 2021, Refunding	4.000%	4/1/46	1,120,000	1,044,019
Total Wisconsin				3,936,995

Total Municipal Bonds (Cost — $88,366,318)				87,889,380
See Notes to Financial Statements.

109
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Municipal Green Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — 0.1%
California Housing Finance Agency, 2019-N A (Cost — $83,013)	2.350%	12/1/35	$90,314	$78,826
Total Investments before Short-Term Investments (Cost — $88,449,331)				87,968,206

Short-Term Investments — 0.7%
Municipal Bonds — 0.7%
Colorado — 0.1%

Colorado State Health Facilities Authority Revenue, Intermountain Health, Series D	3.750%	5/15/64	100,000	100,000 (f)(g)
Massachusetts — 0.2%

Massachusetts State HEFA Revenue, Baystate Medical Center, Series K-1, LOC - TD Bank N.A.	3.700%	7/1/39	200,000	200,000 (f)(g)
Missouri — 0.4%
Missouri State HEFA Revenue, Series F	3.900%	6/1/44	300,000	300,000 (f)(g)

Total Short-Term Investments (Cost — $600,000)				600,000
Total Investments — 98.5% (Cost — $89,049,331)				88,568,206
Other Assets in Excess of Liabilities — 1.5%				1,331,041
Total Net Assets — 100.0%				$89,899,247

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
BAM	—	Build America Mutual—Insured Bonds
DFA	—	Development Finance Agency
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
See Notes to Financial Statements.

110
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Senior Loans — 85.5%
Communication Services — 4.7%
Diversified Telecommunication Services — 0.1%
Zayo Group Holdings Inc., Dollar Term Loan (1 mo. Term SOFR + 3.614%)	7.773%	3/11/30	$518,326	$512,375 (a)(b)(c)
Entertainment — 1.6%
Ontario Gaming GTA LP, Term Loan B (3 mo. Term SOFR + 4.250%)	8.240%	8/1/30	2,871,218	2,808,410 (a)(b)(c)
Playtika Holding Corp., Term Loan B1 (1 mo. Term SOFR + 2.864%)	7.028%	3/13/28	6,111,468	6,026,274 (a)(b)(c)
UFC Holdings LLC, Term Loan B5 (3 mo. Term SOFR + 2.000%)	6.038%	11/21/31	10,650,974	10,679,093 (a)(b)(c)
Total Entertainment				19,513,777
Interactive Media & Services — 0.6%
Delta TopCo Inc., Fourth Amendment Refinancing Term Loan	6.735-7.023%	11/30/29	7,618,955	7,546,118 (a)(b)(c)
Media — 2.3%
Cengage Learning Inc., 2024 Refinancing Term Loan	7.666-7.698%	3/22/31	5,757,432	5,749,630 (a)(b)(c)
Charter Communications Operating LLC, Term Loan B5 (3 mo. Term SOFR + 2.250%)	6.541%	12/15/31	3,231,139	3,233,465 (a)(b)(c)
Gray Television Inc., Term Loan D (1 mo. Term SOFR + 3.000%)	7.395%	12/1/28	1,313,472	1,315,627 (a)(b)(c)
iHeartCommunications Inc., Refinanced Term Loan B (1 mo. Term SOFR + 5.889%)	10.129%	5/1/29	1,037,162	908,814 (a)(b)(c)
McGraw-Hill Education Inc., Term Loan B (1 mo. Term SOFR + 3.250%)	7.566%	8/6/31	797,919	799,104 (a)(b)(c)
MH Sub I LLC, 2023 New Term Loan (3 mo. Term SOFR + 4.250%)	8.252%	5/3/28	6,375,910	6,148,768 (a)(b)(c)
MH Sub I LLC, 2024 New Term Loan (1 mo. Term SOFR + 4.250%)	8.413%	12/31/31	6,285,201	5,798,098 (a)(b)(c)
Univision Communications Inc., 2024 First Lien Replacement Term Loan (1 mo. Term SOFR + 3.614%)	7.778%	1/31/29	1,678,750	1,674,813 (a)(b)(c)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. Term SOFR + 3.364%)	7.515%	1/31/29	2,470,000	2,471,902 (a)(b)(c)
Total Media				28,100,221
Wireless Telecommunication Services — 0.1%
Crown Subsea Communications Holding Inc., 2025 Term Loan (1 mo. Term SOFR + 3.500%)	7.663%	1/30/31	1,130,834	1,139,457 (a)(b)(c)

Total Communication Services				56,811,948
Consumer Discretionary — 12.5%
Automobile Components — 2.0%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.663%	5/6/30	1,323,202	1,325,478 (a)(b)(c)
Clarios Global LP, Amendment No. 6 Dollar Term Loan (1 mo. Term SOFR + 2.750%)	6.913%	1/28/32	1,977,661	1,981,369 (a)(b)(c)
DexKo Global Inc., 2023 Incremental Term Loan (1 mo. Term SOFR + 4.250%)	8.413%	10/4/28	682,579	678,313 (a)(b)(c)
DexKo Global Inc., First Lien Closing Date Dollar Term Loan (1 mo. Term SOFR + 3.864%)	8.028%	10/4/28	5,811,390	5,739,416 (a)(b)(c)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.570%	3/30/27	11,078,324	4,027,801 (a)(b)(c)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.570%	3/30/27	2,437,804	888,275 (a)(b)(c)
RealTruck Goup Inc., Initial Term Loan (1 mo. Term SOFR + 3.864%)	8.028%	1/31/28	6,218,984	5,665,650 (a)(b)(c)
Wand NewCo 3 Inc., Term Loan B2	6.663%	1/30/31	4,329,440	4,319,764 (a)(b)(c)
Total Automobile Components				24,626,066
See Notes to Financial Statements.

111
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobiles — 0.1%
American Trailer World Corp., First Lien Initial Term Loan (1 mo. Term SOFR + 3.850%)	8.013%	3/3/28	$1,895,532	$1,715,693 (a)(b)(c)
Broadline Retail — 0.5%
Peer Holding III BV, Term Loan B	—	9/24/32	2,057,479	2,061,985 (d)
Peer Holding III BV, Term Loan B4 (3 mo. Term SOFR + 2.500%)	6.502%	10/26/30	396,977	397,942 (a)(b)(c)
Peer Holding III BV, Term Loan B5 (3 mo. Term SOFR + 2.500%)	6.502%	7/1/31	3,493,166	3,501,182 (a)(b)(c)
Total Broadline Retail				5,961,109
Distributors — 0.5%
Windsor Holdings III LLC, 2025 Refinancing Term Loan B (1 mo. Term SOFR + 2.750%)	6.916%	8/1/30	6,458,731	6,472,198 (a)(b)(c)
Diversified Consumer Services — 0.8%
ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 2.250%)	6.413%	12/21/28	5,120,177	5,116,568 (a)(b)(c)
Prime Security Services Borrower LLC, Term Loan B1 (6 mo. Term SOFR + 2.000%)	6.129%	10/13/30	4,433,138	4,427,286 (a)(b)(c)
Total Diversified Consumer Services				9,543,854
Hotels, Restaurants & Leisure — 4.8%
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	5.913%	9/20/30	4,565,327	4,555,808 (a)(b)(c)
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.413%	2/6/31	1,848,965	1,847,042 (a)(b)(c)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 2.250%)	6.413%	2/6/30	5,925,282	5,923,712 (a)(b)(c)(d)
Entain PLC, Term Loan Facility B3 (6 mo. Term SOFR + 2.850%)	7.016%	10/31/29	2,851,548	2,854,400 (a)(b)(c)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.250%)	7.413%	1/27/29	8,874,097	8,871,346 (a)(b)(c)
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	5.752%	11/30/30	5,424,903	5,416,766 (a)(b)(c)
Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 2.000%)	6.163%	1/17/31	395,015	394,904 (a)(b)(c)
Hilton Grand Vacations Borrower LLC, Initial Term Loan (1 mo. Term SOFR + 2.000%)	6.163%	8/2/28	902,584	902,417 (a)(b)(c)
IRB Holding Corp., 2024 Replacement New Term Loan B (1 mo. Term SOFR + 2.500%)	6.663%	12/15/27	10,111,573	10,124,971 (a)(b)(c)
Light and Wonder International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.393%	4/14/29	1,280,361	1,285,565 (a)(b)(c)
Scientific Games Holdings LP, 2024 Refinancing Dollar Term Loan (3 mo. Term SOFR + 3.000%)	7.286%	4/4/29	7,430,697	7,378,014 (a)(b)(c)
Whatabrands LLC, 2024 Refinancing Term Loan B (1 mo. Term SOFR + 2.500%)	6.663%	8/3/28	8,467,873	8,484,046 (a)(b)(c)
Total Hotels, Restaurants & Leisure				58,038,991
Household Durables — 0.9%
AI Aqua Merger Sub Inc., 2025 Refinancing Term Loan B (1 mo. Term SOFR + 3.000%)	7.280%	7/31/28	10,070,158	10,101,426 (a)(b)(c)
Chariot Buyer LLC, 2025 New Term Loan B (1 mo. Term SOFR + 3.000%)	7.163%	9/8/32	1,097,250	1,099,653 (a)(b)(c)
Total Household Durables				11,201,079
See Notes to Financial Statements.

112
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialty Retail — 2.0%
Flynn Restaurant Group LP, Series 2025 Term Loan (1 mo. Term SOFR + 3.750%)	7.913%	1/28/32	$5,311,972	$5,326,500 (a)(b)(c)
Harbor Freight Tools USA Inc., Initial Term Loan	6.413%	6/11/31	1,256,178	1,235,702 (a)(b)(c)
Kodiak BP LLC, Initial Term Loan (3 mo. Term SOFR + 3.750%)	7.752%	12/4/31	1,730,538	1,725,252 (a)(b)(c)
Michaels Cos. Inc., Term Loan B (3 mo. Term SOFR + 4.512%)	8.513%	4/15/28	3,527,944	3,340,910 (a)(b)(c)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	7.513%	3/3/28	8,158,289	7,964,937 (a)(b)(c)
White Cap Supply Holdings LLC, Term Loan C (1 mo. Term SOFR + 3.250%)	7.416%	10/19/29	5,129,989	5,136,838 (a)(b)(c)
Total Specialty Retail				24,730,139
Textiles, Apparel & Luxury Goods — 0.9%
Great Outdoors Group LLC, Term Loan B3 (1 mo. Term SOFR + 3.250%)	7.413%	1/23/32	6,746,497	6,751,558 (a)(b)(c)
Varsity Brands Inc., Term Loan (3 mo. Term SOFR + 3.000%)	7.026%	8/26/31	3,724,872	3,729,993 (a)(b)(c)
Total Textiles, Apparel & Luxury Goods				10,481,551

Total Consumer Discretionary				152,770,680
Consumer Staples — 2.1%
Beverages — 0.7%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.252%	3/31/28	8,996,899	9,005,537 (a)(b)(c)
Consumer Staples Distribution & Retail — 0.7%
Froneri International Ltd., Term Loan	—	8/2/32	2,125,046	2,123,102 (d)
Froneri International Ltd., Term Loan Facility B4 (6 mo. Term SOFR + 2.000%)	6.197%	9/30/31	5,972,743	5,936,668 (a)(b)(c)
Total Consumer Staples Distribution & Retail				8,059,770
Food Products — 0.6%
Primary Products Finance LLC, 2024 Replacement Term Loan B (3 mo. Term SOFR + 3.250%)	7.536%	4/1/29	6,926,648	6,775,127 (a)(b)(c)
Personal Care Products — 0.1%
Conair Holdings LLC, First Lien Initial Term Loan (1 mo. Term SOFR + 3.864%)	8.028%	5/17/28	1,994,206	1,268,813 (a)(b)(c)

Total Consumer Staples				25,109,247
Energy — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Epic Crude Services LP, Amendment No.1 Term Loan B (3 mo. Term SOFR + 2.500%)	6.828%	10/15/31	1,804,727	1,809,050 (a)(b)(c)
Parexel International Inc., Term Loan B (1 mo. Term SOFR + 2.500%)	6.663%	11/15/28	5,675,781	5,687,018 (a)(b)(c)

Total Energy				7,496,068
Financials — 13.9%
Banks — 0.7%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	7.163%	8/2/28	8,577,517	8,581,077 (a)(b)(c)
Capital Markets — 2.0%
Aretec Group Inc., Term Loan B3 (1 mo. Term SOFR + 3.500%)	7.663%	8/9/30	4,866,502	4,871,806 (a)(b)(c)
Edelman Financial Engines Center LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 3.000%)	7.163%	4/7/28	6,979,690	6,992,463 (a)(b)(c)
First Eagle Holdings Inc., Delayed Draw Term Loan	—	8/16/32	716,228	710,219 (d)
See Notes to Financial Statements.

113
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
First Eagle Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.711%	8/16/32	$4,195,049	$4,159,852 (a)(b)(c)
Osaic Holdings Inc., Initial Term Loan	7.163%	7/30/32	7,696,478	7,700,865 (a)(b)(c)
Total Capital Markets				24,435,205
Consumer Finance — 0.4%
OneDigital Borrower LLC, 2025 Refinancing Term Loan (1 mo. Term SOFR + 3.000%)	7.163%	7/2/31	4,384,477	4,390,045 (a)(b)(c)
Financial Services — 4.1%
Apex Group Treasury Ltd., Term Loan B (3 mo. Term SOFR + 3.500%)	7.755%	2/27/32	5,906,349	5,788,222 (a)(b)(c)
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	6.002%	1/31/31	10,670,066	10,697,862 (a)(b)(c)
Citadel Securities LP, 2024 Term Loan Facility (1 mo. Term SOFR + 2.000%)	6.163%	10/31/31	4,425,176	4,438,473 (a)(b)(c)
CPI Holdco B LLC, Initial Term Loan (1 mo. Term SOFR + 2.000%)	6.163%	5/17/31	2,992,443	2,992,443 (a)(b)(c)
GTCR Everest Borrower LLC, 2025 Repriced Term Loan B (3 mo. Term SOFR + 2.750%)	6.752%	9/5/31	5,325,087	5,331,317 (a)(b)(c)
Hudson River Trading LLC, Term Loan B1 (1 mo. Term SOFR + 3.000%)	7.150%	3/18/30	79,008	79,227 (a)(b)(c)
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	6.199%	12/15/31	9,477,152	9,420,905 (a)(b)(c)
June Purchaser LLC, Delayed Draw Term Loan	—	11/28/31	268,544	269,663 (e)
June Purchaser LLC, Initial Term Loan (3 mo. Term SOFR + 3.000%)	7.002%	11/28/31	1,603,208	1,609,885 (a)(b)(c)
Mermaid Bidco Inc., USD Term Loan Facility B (3 mo. Term SOFR + 3.250%)	7.571%	7/3/31	635,563	635,697 (a)(b)(c)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	8.163%	7/31/31	3,411,290	3,415,571 (a)(b)(c)
Osttra Group Ltd., First Lien Term Loan	—	5/20/32	1,851,529	1,863,101 (d)
Russell Investments US Institutional Holdco Inc., 2027 PIK Term Loan (3 mo. Term SOFR + 5.000%)	10.808%	5/30/27	3,054,259	2,940,274 (a)(b)(c)
Total Financial Services				49,482,640
Insurance — 6.7%
Acrisure LLC, 2024 Repricing Term Loan B6 (1 mo. Term SOFR + 3.000%)	7.163%	11/6/30	13,118,564	13,112,464 (a)(b)(c)
Acrisure LLC, 2025 Term Loan B7 (3 mo. Term SOFR + 3.250%)	7.252%	6/20/32	1,164,964	1,165,936 (a)(b)(c)
Alliant Holdings Intermediate LLC, 2025 Replacement Term Loan (1 mo. Term SOFR + 2.500%)	6.666%	9/19/31	11,046,474	11,027,971 (a)(b)(c)
AmWINS Group Inc., Initial Term Loan (3 mo. Term SOFR + 2.250%)	6.252%	1/30/32	11,590,505	11,597,981 (a)(b)(c)
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.263%	8/19/28	3,536,207	3,547,505 (a)(b)(c)
Asurion LLC, New Term Loan B4 (1 mo. Term SOFR + 5.364%)	9.528%	1/20/29	6,197,666	5,946,754 (a)(b)(c)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	8.513%	8/21/28	1,147,266	1,152,205 (a)(b)(c)
Broadstreet Partners Inc., 2024 Term Loan B (1 mo. Term SOFR + 2.750%)	6.913%	6/13/31	9,496,521	9,516,084 (a)(b)(c)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	6.575%	6/20/30	9,188,845	9,212,644 (a)(b)(c)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.663%	7/31/31	12,951,469	12,949,462 (a)(b)(c)
See Notes to Financial Statements.

114
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.752%	5/6/31	$2,843,205	$2,847,655 (a)(b)(c)
Total Insurance				82,076,661

Total Financials				168,965,628
Health Care — 10.1%
Health Care Equipment & Supplies — 2.6%
Bausch & Lomb Corp., New Term Loan (1 mo. Term SOFR + 4.000%)	8.613%	9/29/28	1,568,000	1,569,960 (a)(b)(c)
Bausch & Lomb Corp., Third Amendment Term Loan (1 mo. Term SOFR + 4.250%)	8.413%	1/15/31	3,432,675	3,439,112 (a)(b)(c)
Charlotte Buyer Inc., Second Refinancing Term Loan (1 mo. Term SOFR + 4.250%)	8.425%	2/11/28	9,551,936	9,548,736 (a)(b)(c)
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	6.163%	10/23/28	8,498,395	8,506,851 (a)(b)(c)
Medline Borrower LP, 2030 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	6.163%	10/23/30	614,742	615,080 (a)(b)(c)
U.S. Anesthesia Partners Inc., Initial Term Loan (1 mo. Term SOFR + 4.364%)	8.645%	10/1/28	8,022,915	8,021,671 (a)(b)(c)
Total Health Care Equipment & Supplies				31,701,410
Health Care Providers & Services — 3.2%
ADMI Corp., Amendment No. 10 Extended Term Loan (1 mo. Term SOFR + 5.750%)	9.913%	12/23/27	229,675	223,217 (a)(b)(c)
ADMI Corp., Amendment No. 5 Term Loan (1 mo. Term SOFR + 3.864%)	8.028%	12/23/27	9,349,147	8,879,353 (a)(b)(c)
ADMI Corp., Incremental Term Loan (1 mo. Term SOFR + 3.489%)	7.653%	12/23/27	732,592	693,520 (a)(b)(c)
DaVita Inc., 2019 Term Loan B2 (1 mo. Term SOFR + 1.750%)	5.913%	5/9/31	1,980,038	1,985,710 (a)(b)(c)
Global Medical Response Inc., Initial Term Loan	—	10/1/32	1,304,348	1,306,213 (d)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.068%	5/16/31	3,813,068	3,810,894 (a)(b)(c)
LifePoint Health Inc., Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.660%	5/16/31	3,426,956	3,415,990 (a)(b)(c)
Medical Solutions Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 3.600%)	7.908%	11/1/28	3,397,447	1,223,081 (a)(b)(c)
National Mentor Holdings Inc., First Lien Initial Term Loan	7.852-8.013%	3/2/28	4,483,581	4,472,932 (a)(b)(c)
National Mentor Holdings Inc., First Lien Initial Term Loan C (3 mo. Term SOFR + 3.850%)	7.852%	3/2/28	137,937	137,609 (a)(b)(c)
Phoenix Guarantor Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.663%	2/21/31	6,009,439	6,019,896 (a)(b)(c)
Radiology Partners Inc., Term Loan B (3 mo. Term SOFR + 4.500%)	8.502%	6/30/32	2,000,000	1,998,960 (a)(b)(c)
Star Parent Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	8.002%	9/27/30	1,937,167	1,939,588 (a)(b)(c)
US Radiology Specialist Inc., Amendment No. 3 Replacement Term Loan (3 mo. Term SOFR + 4.750%)	8.752%	12/15/27	2,711,816	2,723,924 (a)(b)(c)
Total Health Care Providers & Services				38,830,887
Health Care Technology — 2.8%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.913%	2/15/29	12,443,122	12,434,038 (a)(b)(c)
Cotiviti Inc., Amendment No. 2 Term Loan (1 mo. Term SOFR + 2.750%)	7.030%	3/26/32	3,990,000	3,925,162 (a)(b)(c)
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	7.030%	5/1/31	11,161,675	10,984,930 (a)(b)(c)
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	8.058%	12/31/30	307,936	307,937 (a)(b)(c)
See Notes to Financial Statements.

115
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Technology — continued
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.862%)	9.170%	12/31/30	$2,552,607	$2,352,649 (a)(b)(c)
Zelis Cost Management Buyer Inc., Amendment No. 5 Term Loan (1 mo. Term SOFR + 3.250%)	7.413%	11/26/31	4,484,901	4,490,507 (a)(b)(c)
Total Health Care Technology				34,495,223
Pharmaceuticals — 1.5%
Endo Finance Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.163%	4/23/31	3,254,165	3,264,676 (a)(b)(c)
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.102%	10/1/27	2,637,929	2,600,998 (a)(b)(c)
Organon & Co., Dollar Term Loan (1 mo. Term SOFR + 2.250%)	6.408%	5/19/31	944,974	924,894 (a)(b)(c)
Paradigm Parent LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.822%	4/16/32	3,307,692	2,976,410 (a)(b)(c)
Southern Veterinary Partners LLC, 2025 New Term Loan (3 mo. Term SOFR + 2.500%)	6.819%	12/4/31	8,356,397	8,350,338 (a)(b)(c)
Total Pharmaceuticals				18,117,316

Total Health Care				123,144,836
Industrials — 18.8%
Aerospace & Defense — 1.6%
Chromalloy Corp., Term Loan (3 mo. Term SOFR + 3.250%)	7.542%	3/27/31	3,239,856	3,252,800 (a)(b)(c)
Dynasty Acquisition Co. Inc., Initial Term Loan B1 (1 mo. Term SOFR + 2.000%)	6.163%	10/31/31	3,588,617	3,594,054 (a)(b)(c)
Dynasty Acquisition Co. Inc., Initial Term Loan B2 (1 mo. Term SOFR + 2.000%)	6.163%	10/31/31	1,364,995	1,367,063 (a)(b)(c)
Signia Aerospace LLC, 2025 Delayed Draw Term Loan	—	12/11/31	243,500	244,261 (e)
Signia Aerospace LLC, 2025 Term Loan	6.913-7.058%	12/11/31	3,866,383	3,878,465 (a)(b)(c)
TransDigm Inc., Term Loan L (3 mo. Term SOFR + 2.500%)	6.502%	1/19/32	2,854,800	2,856,627 (a)(b)(c)
TransDigm Inc., Term Loan M (3 mo. Term SOFR + 2.500%)	6.502%	8/13/32	4,403,226	4,403,446 (a)(b)(c)
Total Aerospace & Defense				19,596,716
Air Freight & Logistics — 2.1%
Clue Opco LLC, Term Loan B (3 mo. Term SOFR + 4.500%)	8.810%	12/19/30	3,072,000	3,070,402 (a)(b)(c)
First Student Bidco Inc., Initial Term Loan B (3 mo. Term SOFR + 2.500%)	6.711%	8/15/30	6,764,834	6,778,364 (a)(b)(c)
First Student Bidco Inc., New Term Loan C (3 mo. Term SOFR + 2.500%)	6.711%	8/15/30	965,152	967,367 (a)(b)(c)
Kenan Advantage Group Inc., Term Loan B4 (1 mo. Term SOFR + 3.248%)	7.413%	1/25/29	8,766,120	8,670,219 (a)(b)(c)
LaserShip Inc., Term Loan B1 (3 mo. Term SOFR + 1.762%)	5.763%	8/10/29	1,502,168	1,085,316 (a)(b)(c)
LaserShip Inc., Term Loan D (3 mo. Term SOFR + 1.762%)	5.763%	8/10/29	1,082,273	303,036 (a)(b)(c)
Savage Enterprises LLC, Term Loan B (1 mo. Term SOFR + 2.500%)	6.750%	8/4/32	1,365,918	1,368,725 (a)(b)(c)
WWEX Uni Topco Holdings LLC, Term Loan B (3 mo. Term SOFR + 4.000%)	8.002%	7/26/28	3,367,589	3,354,018 (a)(b)(c)
Total Air Freight & Logistics				25,597,447
Building Products — 2.8%
Chamberlain Group, 2025 New Term Loan B (1 mo. Term SOFR + 3.000%)	7.163%	11/3/28	4,767,871	4,776,072 (a)(b)(c)
Chariot Buyer LLC, 2025 New Term Loan B (1 mo. Term SOFR + 3.000%)	7.163%	9/8/32	632,917	634,303 (a)(b)(c)
Cornerstone Building Brands Inc., New Term Loan B (1 mo. Term SOFR + 3.350%)	7.500%	4/12/28	3,320,687	3,162,191 (a)(b)(c)
See Notes to Financial Statements.

116
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Building Products — continued
Cornerstone Building Brands Inc., Term Loan C (1 mo. Term SOFR + 4.500%)	8.650%	5/15/31	$3,488,755	$3,194,391 (a)(b)(c)
EMRLD Borrower LP, Second Amendment Incremental Term Loan (1 mo. Term SOFR + 2.250%)	6.122%	8/4/31	5,568,668	5,550,570 (a)(b)(c)
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.250%)	7.252%	1/17/32	5,489,927	5,504,146 (a)(b)(c)
MI Windows and Doors LLC, 2024 Incremental Term Loan (1 mo. Term SOFR + 2.750%)	6.913%	3/28/31	1,589,875	1,597,713 (a)(b)(c)
Quikrete Holdings Inc., 2029 Term Loan B (1 mo. Term SOFR + 2.250%)	6.413%	3/19/29	1,261,000	1,263,200 (a)(b)(c)
Quikrete Holdings Inc., New Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.413%	4/14/31	4,821,021	4,824,998 (a)(b)(c)
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	6.413%	2/10/32	3,609,448	3,611,289 (a)(b)(c)
Total Building Products				34,118,873
Commercial Services & Supplies — 6.2%
AlixPartners LLP, 2025 Refinanced Dollar Term Loan (1 mo. Term SOFR + 2.000%)	6.163%	8/12/32	4,633,508	4,607,444 (a)(b)(c)
Allied Universal Holdco LLC, Amendment No.7 Replacement U.S. Dollar Term Loan (1 mo. Term SOFR + 3.350%)	7.513%	8/20/32	7,826,217	7,864,487 (a)(b)(c)
Camelot US Acquisition I Co., Term Loan B1 (1 mo. Term SOFR + 2.750%)	6.913%	1/31/31	4,700,000	4,676,500 (a)(b)(c)
CHG Healthcare Services Inc., Amendment No. 7 Refinancing Term Loan	6.913-7.046%	9/29/28	6,296,373	6,305,062 (a)(b)(c)
Ensemble RCM LLC, Term Loan B (3 mo. Term SOFR + 3.000%)	7.308%	8/1/29	4,809,747	4,828,602 (a)(b)(c)
Kuehg Corp., Term Loan (3 mo. Term SOFR + 2.750%)	6.752%	6/12/30	1,990,144	1,991,180 (a)(b)(c)
Madison IAQ LLC, 2025 Incremental Term Loan (6 mo. Term SOFR + 3.250%)	7.452%	5/6/32	1,995,000	2,007,020 (a)(b)(c)
Madison IAQ LLC, Initial Term Loan (6 mo. Term SOFR + 2.500%)	6.702%	6/21/28	7,323,393	7,337,966 (a)(b)(c)
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan (3 mo. Term SOFR + 3.000%)	7.199%	5/4/28	9,963,346	9,973,708 (a)(b)(c)
Neon Maple Purchaser Inc., 1st Amendment Term Loan B1 (1 mo. Term SOFR + 2.750%)	6.913%	11/17/31	8,648,388	8,659,588 (a)(b)(c)
Neptune Bidco US Inc., Term Loan B (3 mo. Term SOFR + 5.100%)	9.429%	4/11/29	3,119,748	2,977,815 (a)(b)(c)
Priority Holdings LLC, 2025 Refinancing Term Loan (1 mo. Term SOFR + 3.750%)	7.913%	7/30/32	967,870	972,104 (a)(b)(c)
Raven Acquisition Holdings LLC, 2024 Delayed Draw Term Loan	—	11/19/31	260,000	260,209 (e)
Raven Acquisition Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 3.000%)	7.163%	11/19/31	3,621,800	3,624,716 (a)(b)(c)
Soliant Lower Intermediate LLC, Initial Term Loan (6 mo. Term SOFR + 3.750%)	7.794%	7/18/31	2,070,050	1,966,547 (a)(b)(c)
Speed Midco 3 Sarl/ VFS Global, 2025 Repriced 1st Lien USD Term Loan B	—	9/24/32	1,169,591	1,170,322 (d)
Spin Holdco Inc., Initial Term Loan (3 mo. Term SOFR + 4.262%)	8.393%	3/4/28	1,887,300	1,589,380 (a)(b)(c)
Verde Purchaser LLC, Initial Term Loan (3 mo. Term SOFR + 4.000%)	8.002%	11/30/30	4,256,229	4,219,285 (a)(b)(c)
Total Commercial Services & Supplies				75,031,935
Construction & Engineering — 0.8%
Brand Industrial Services Inc., Term Loan C (3 mo. Term SOFR + 4.500%)	8.796%	8/1/30	1,609,071	1,462,645 (a)(b)(c)
See Notes to Financial Statements.

117
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Construction & Engineering — continued
DG Investment Intermediate Holdings 2 Inc., Term Loan (1 mo. Term SOFR + 3.750%)	7.913%	7/9/32	$2,736,913	$2,749,462 (a)(b)(c)
Red SPV LLC, Initial Term Loan (1 mo. Term SOFR + 2.250%)	6.386%	3/15/32	4,860,159	4,867,255 (a)(b)(c)
Total Construction & Engineering				9,079,362
Machinery — 2.0%
CPM Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 4.500%)	8.780%	9/28/28	2,958,605	2,955,366 (a)(b)(c)
Indicor LLC, Dollar Term Loan D (3 mo. Term SOFR + 2.750%)	6.752%	11/22/29	5,582,948	5,596,570 (a)(b)(c)
Pro Mach Group Inc., Amendment No.5 Refinancing Term Loan (1 mo. Term SOFR + 2.750%)	6.913%	8/31/28	3,279,835	3,289,576 (a)(b)(c)
TK Elevator Midco Gmbh, USD Term Loan B (3 mo. Term SOFR + 3.000%)	7.197%	4/30/30	4,732,833	4,749,942 (a)(b)(c)
WEC US Holdings Ltd., Initial Term Loan (1 mo. Term SOFR + 2.250%)	6.530%	1/27/31	7,629,448	7,640,549 (a)(b)(c)
Total Machinery				24,232,003
Passenger Airlines — 1.5%
American Airlines Inc., 2024 Replacement Term Loan (6 mo. Term SOFR + 2.250%)	6.258%	6/4/29	8,956,429	8,953,608 (a)(b)(c)
American Airlines Inc., 2025 Incremental Term Loan (3 mo. Term SOFR + 3.250%)	7.575%	5/28/32	514,839	517,735 (a)(b)(c)
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.000%)	6.196%	2/22/31	1,542,096	1,548,843 (a)(b)(c)
WestJet Loyalty LP, Initial Term Loan (3 mo. Term SOFR + 3.250%)	7.252%	2/14/31	7,081,676	7,098,778 (a)(b)(c)
Total Passenger Airlines				18,118,964
Professional Services — 0.9%
CoreLogic Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	7.778%	6/2/28	11,295,744	11,316,923 (a)(b)(c)
Trading Companies & Distributors — 0.9%
BCPE Empire Holdings Inc., Amendment No. 8 Refinancing Term Loan (1 mo. Term SOFR + 3.250%)	7.413%	12/11/30	7,930,587	7,925,313 (a)(b)(c)
Foundation Building Materials Inc., 2024 Incremental Term Loan (3 mo. Term SOFR + 4.000%)	8.308%	1/29/31	3,237,858	3,247,426 (a)(b)(c)
QXO Building Products Inc., Term Loan B (1 mo. Term SOFR + 3.000%)	7.163%	4/30/32	299,824	302,675 (a)(b)(c)
Total Trading Companies & Distributors				11,475,414

Total Industrials				228,567,637
Information Technology — 17.3%
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp., New Term Loan B (1 mo. Term SOFR + 1.750%)	5.908%	7/2/29	3,017,382	3,019,268 (a)(b)(c)
Internet Software & Services — 0.3%
CNT Holdings I Corp., 2025 Replacement Term Loan (3 mo. Term SOFR + 2.250%)	6.558%	11/8/32	3,385,494	3,387,305 (a)(b)(c)
IT Services — 0.8%
Barracuda Parent LLC, First Lien Term Loan (3 mo. Term SOFR + 4.500%)	8.808%	8/15/29	1,366,637	1,152,164 (a)(b)(c)
Project Alpha Intermediate Holding Inc., First Lien Incremental Term Loan B (3 mo. Term SOFR + 3.250%)	7.252%	10/28/30	8,529,992	8,563,430 (a)(b)(c)
Total IT Services				9,715,594
Semiconductors & Semiconductor Equipment — 0.2%
MKS Instruments Inc., 2025 Dollar Term Loan B (1 mo. Term SOFR + 2.000%)	6.166%	8/17/29	2,150,709	2,154,967 (a)(b)(c)
See Notes to Financial Statements.

118
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — 13.9%
Ascend Learning LLC, Amendment No. 5 Term Loan (1 mo. Term SOFR + 3.000%)	7.163%	12/11/28	$8,285,049	$8,285,463 (a)(b)(c)
BMC Software Inc., 2031 Replacement Dollar Term Loan (3 mo. Term SOFR + 3.000%)	7.199%	7/30/31	11,845,737	11,840,169 (a)(b)(c)
Central Parent LLC, 2024 Refinance Term Loan (3 mo. Term SOFR + 3.250%)	7.252%	7/6/29	11,665,052	10,119,958 (a)(b)(c)
Cloud Software Group Inc., New Initial Dollar Term Loan B	7.252%	8/13/32	1,064,678	1,069,155 (a)(b)(c)
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	7.252%	3/21/31	7,081,991	7,116,764 (a)(b)(c)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	8.013%	10/8/28	7,844,803	7,738,545 (a)(b)(c)
Connectwise LLC, Initial Term Loan (3 mo. Term SOFR + 3.762%)	7.763%	9/29/28	1,620,580	1,625,644 (a)(b)(c)
Cornerstone OnDemand Inc., Initial Term Loan (1 mo. Term SOFR + 3.864%)	8.028%	10/16/28	2,197,804	2,122,606 (a)(b)(c)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.163%	2/19/29	1,000,000	912,500 (a)(b)(c)
Epicor Software Corp., Term Loan F (1 mo. Term SOFR + 2.500%)	6.663%	5/30/31	11,127,738	11,154,500 (a)(b)(c)
Flash Charm Inc., 2024 Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.796%	3/2/28	6,814,660	5,996,901 (a)(b)(c)
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan (1 mo. Term SOFR + 2.500%)	6.663%	1/30/32	12,207,503	12,145,184 (a)(b)(c)
Kaseya Inc., Term Loan (1 mo. Term SOFR + 3.250%)	7.413%	3/20/32	6,319,812	6,336,338 (a)(b)(c)
Mcafee Corp., Refinancing Term Loan B1 (1 mo. Term SOFR + 3.000%)	7.223%	3/1/29	14,400,716	13,797,686 (a)(b)(c)
Opal US LLC, Term Loan Facility B2 (3 mo. Term SOFR + 3.250%)	7.252%	4/28/32	6,300,000	6,324,412 (a)(b)(c)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	8.013%	2/1/28	7,108,988	6,013,777 (a)(b)(c)
PointClickCare Technologies, 2025 Term Loan (3 mo. Term SOFR + 2.750%)	6.752%	11/3/31	5,280,000	5,292,197 (a)(b)(c)
Polaris Newco LLC, First Lien Dollar Term Loan (3 mo. Term SOFR + 4.262%)	8.570%	6/2/28	1,953,952	1,887,332 (a)(b)(c)
Project Boost Purchaser LLC, 1st Lien Initial Term Loan (1 mo. Term SOFR + 3.000%)	7.296%	7/16/31	8,810,928	8,796,566 (a)(b)(c)
Proofpoint Inc., 2024 Refinancing Term Loan (1 mo. Term SOFR + 3.000%)	7.163%	8/31/28	8,384,438	8,427,786 (a)(b)(c)
Rocket Software Inc., Term Loan (1 mo. Term SOFR + 3.750%)	7.913%	11/28/28	2,317,233	2,324,961 (a)(b)(c)
Skopima Consilio Parent LLC, Amendment No. 5 Term Loan (1 mo. Term SOFR + 3.750%)	7.913%	5/12/28	5,373,706	4,579,419 (a)(b)(c)
Sophos Holdings LLC, Dollar Term Loan (1 mo. Term SOFR + 3.614%)	7.778%	3/5/27	2,968,688	2,976,303 (a)(b)(c)
Sovos Compliance LLC, Amendment No. 3 Replacement Term Loan (1 mo. Term SOFR + 3.250%)	7.413%	8/14/29	7,048,854	7,068,098 (a)(b)(c)
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.500%)	6.810%	2/10/31	13,812,334	13,814,198 (a)(b)(c)
Veeam Software Co./VS Buyer LLC, 2025 Repriced 1st Lien Term Loan B (1 mo. Term SOFR + 2.250%)	6.560%	4/14/31	1,850,544	1,851,700 (a)(b)(c)
Total Software				169,618,162
Technology Hardware, Storage & Peripherals — 1.9%
Clover Holdings 2 LLC, Initial Term Loan (1 mo. Term SOFR + 3.750%)	7.942%	12/9/31	7,425,333	7,441,595 (a)(b)(c)
Fortress Intermediate 3 Inc., 2025 Term Loan B (1 mo. Term SOFR + 3.000%)	7.255%	6/27/31	8,829,853	8,885,039 (a)(b)(c)
Indy US Bidco LLC, 2025 Term Loan (1 mo. Term SOFR + 2.500%)	6.663%	10/31/30	6,411,166	6,406,165 (a)(b)(c)
Total Technology Hardware, Storage & Peripherals				22,732,799

Total Information Technology				210,628,095
See Notes to Financial Statements.

119
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Materials — 4.7%
Chemicals — 2.3%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	8.136%	3/15/29	$5,499,017	$5,498,055 (a)(b)(c)
Hexion Holdings Corp., Second Lien Term Loan (1 mo. Term SOFR + 7.538%)	11.701%	3/15/30	776,471	769,094 (a)(b)(c)
Ineos Finance PLC, 2030 Dollar Term Loan (1 mo. Term SOFR + 3.250%)	7.413%	2/18/30	1,460,448	1,327,182 (a)(b)(c)
Ineos US Finance LLC, 2031 New Dollar Term Loan (1 mo. Term SOFR + 3.000%)	7.163%	2/7/31	1,268,171	1,142,939 (a)(b)(c)
Ineos US Petrochem LLC, 2030 Dollar Term Loan B (1 mo. Term SOFR + 3.850%)	8.013%	3/14/30	1,287,109	1,139,697 (a)(b)(c)
Ineos US Petrochem LLC, New Term Loan B (1 mo. Term SOFR + 4.350%)	8.513%	4/2/29	2,649,965	2,407,043 (a)(b)(c)
Nouryon Finance BV, 2024 Dollar Term Loan B1 (6 mo. Term SOFR + 3.250%)	7.500%	4/3/28	3,237,345	3,246,798 (a)(b)(c)
Nouryon Finance BV, 2024 Dollar Term Loan B2 (1 mo. Term SOFR + 3.250%)	7.424%	4/3/28	1,692,958	1,696,404 (a)(b)(c)
SCIH Salt Holdings Inc., First Lien Incremental Term Loan B1 (3 mo. Term SOFR + 3.000%)	7.197%	1/31/29	3,099,752	3,106,524 (a)(b)(c)
Vibrantz Technologies Inc., Initial Term Loan (3 mo. Term SOFR + 4.400%)	8.728%	4/23/29	9,280,530	7,521,916 (a)(b)(c)
Total Chemicals				27,855,652
Containers & Packaging — 2.4%
Berlin Packaging LLC, Term Loan	7.252-7.541%	6/9/31	6,658,540	6,686,173 (a)(b)(c)
Charter Next Generation Inc., 2024 Replacement Term Loan (1 mo. Term SOFR + 2.750%)	6.925%	12/1/30	8,209,145	8,242,720 (a)(b)(c)
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B (1 mo. Term SOFR + 3.250%)	7.413%	4/1/32	7,294,753	7,291,762 (a)(b)(c)
Clydesdale Acquisition Holdings Inc., Delayed Draw Term Loan	—	4/1/32	127,850	127,798 (e)
Kleopatra Finco SARL, USD Term Loan Facility B	—	10/27/25	276,688	246,702 (d)(f)
Klockner Pentaplast of America Inc., USD Term Loan Facility B (6 mo. Term SOFR + 4.975%)	9.019%	2/12/26	2,716,022	1,357,169 (a)(b)(c)(f)
ProAmpac PG Borrower LLC, 2024 Term Loan B (3 mo. Term SOFR + 4.000%)	8.195-8.318%	9/15/28	5,572,970	5,600,835 (a)(b)(c)
Total Containers & Packaging				29,553,159

Total Materials				57,408,811
Real Estate — 0.5%
Real Estate Management & Development — 0.5%
Cushman & Wakefield US Borrower LLC, 2025 Term Loan (1 mo. Term SOFR + 2.750%)	6.913%	1/31/30	3,049,258	3,061,973 (a)(b)(c)
Cushman & Wakefield US Borrower LLC, 2025 Term Loan (1 mo. Term SOFR + 2.750%)	6.913%	1/31/30	2,997,081	3,008,335 (a)(b)(c)

Total Real Estate				6,070,308
Utilities — 0.3%
Electric Utilities — 0.3%
Alpha Generation LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)	6.163%	9/30/31	2,792,947	2,792,598 (a)(b)(c)
See Notes to Financial Statements.

120
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Talen Energy Supply LLC, 2024 Incremental Term Loan B (3 mo. Term SOFR + 2.500%)	6.733%	12/12/31	$356,054	$356,981 (a)(b)(c)
Talen Energy Supply LLC, Term Loan B (3 mo. Term SOFR + 2.500%)	6.733%	5/17/30	276,772	277,514 (a)(b)(c)

Total Utilities				3,427,093
Total Senior Loans (Cost — $1,060,857,498)				1,040,400,351
Corporate Bonds & Notes — 3.1%
Communication Services — 0.4%
Entertainment — 0.0%††
Ontario Gaming GTA LP/OTG Co-Issuer Inc., Senior Secured Notes	8.000%	8/1/30	500,000	497,209 (g)
Media — 0.4%
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.875%	4/1/30	3,200,000	3,362,403 (g)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	308,000	307,887 (g)
McGraw-Hill Education Inc., Senior Secured Notes	7.375%	9/1/31	1,000,000	1,039,814 (g)
Total Media				4,710,104
Wireless Telecommunication Services — 0.0%††
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.250%	1/31/31	210,000	194,853 (g)

Total Communication Services				5,402,166
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.3%
Brightstar Lottery PLC, Senior Secured Notes	5.250%	1/15/29	1,200,000	1,195,468 (g)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	1,500,000	1,530,919 (g)
Great Canadian Gaming Corp./Raptor LLC, Senior Secured Notes	8.750%	11/15/29	250,000	247,397 (g)

Total Consumer Discretionary				2,973,784
Consumer Staples — 0.2%
Consumer Staples Distribution & Retail — 0.1%
Froneri Lux FinCo SARL, Senior Secured Notes	6.000%	8/1/32	1,200,000	1,202,891 (g)
Personal Care Products — 0.1%
Coty Inc., Senior Secured Notes	5.000%	4/15/26	1,600,000	1,597,297 (g)

Total Consumer Staples				2,800,188
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	150,000	149,572

Financials — 0.7%
Financial Services — 0.3%
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	300,000	293,120 (g)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	755,000	765,803 (g)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	2,600,000	2,702,477 (g)
Total Financial Services				3,761,400
Insurance — 0.4%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	4.250%	2/15/29	500,000	482,139 (g)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	6.750%	4/15/28	3,300,000	3,361,116 (g)
See Notes to Financial Statements.

121
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	7.000%	1/15/31	$1,000,000	$1,034,019 (g)
Total Insurance				4,877,274

Total Financials				8,638,674
Health Care — 0.2%
Health Care Equipment & Supplies — 0.1%
Bausch + Lomb Corp., Senior Secured Notes	8.375%	10/1/28	360,000	375,638 (g)
Health Care Providers & Services — 0.1%
Radiology Partners Inc., Senior Secured Notes	8.500%	7/15/32	1,500,000	1,554,129 (g)
Pharmaceuticals — 0.0%††
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Escrow	—	—	925,000	0 *(f)(h)(i)

Total Health Care				1,929,767
Industrials — 0.9%
Aerospace & Defense — 0.3%
Goat Holdco LLC, Senior Secured Notes	6.750%	2/1/32	2,000,000	2,051,789 (g)
TransDigm Inc., Senior Secured Notes	6.000%	1/15/33	1,700,000	1,720,337 (g)
Total Aerospace & Defense				3,772,126
Building Products — 0.2%
EMRLD Borrower LP/Emerald Co-Issuer Inc., Senior Secured Notes	6.625%	12/15/30	1,400,000	1,440,879 (g)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,000,000	1,036,624 (g)
Total Building Products				2,477,503
Commercial Services & Supplies — 0.2%
Albion Financing 1 SARL/Aggreko Holdings Inc., Senior Secured Notes	7.000%	5/21/30	587,200	608,809 (g)
Allied Universal Holdco LLC, Senior Secured Notes	7.875%	2/15/31	1,000,000	1,049,371 (g)
GFL Environmental Inc., Senior Secured Notes	3.500%	9/1/28	600,000	585,830 (g)
Total Commercial Services & Supplies				2,244,010
Machinery — 0.0%††
GrafTech Finance Inc., Secured Notes	4.625%	12/23/29	400,000	282,127 (g)
Passenger Airlines — 0.2%
Air Canada, Senior Secured Notes	3.875%	8/15/26	700,000	694,256 (g)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	800,000	835,022 (g)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	950,000	951,227 (g)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	20,835	20,810 (g)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	140,000	139,905 (g)
Total Passenger Airlines				2,641,220

Total Industrials				11,416,986
Information Technology — 0.1%
Communications Equipment — 0.0%††
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	219,500	218,365 (g)
Technology Hardware, Storage & Peripherals — 0.1%
Fortress Intermediate 3 Inc., Senior Secured Notes	7.500%	6/1/31	600,000	628,975 (g)

Total Information Technology				847,340
Materials — 0.2%
Chemicals — 0.0%††
SCIH Salt Holdings Inc., Senior Secured Notes	4.875%	5/1/28	500,000	489,004 (g)
See Notes to Financial Statements.

122
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Construction Materials — 0.1%
Cemex SAB de CV, Senior Notes	5.200%	9/17/30	$375,000	$379,688 (g)
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	700,000	739,853 (g)
Total Construction Materials				1,119,541
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings Inc., Senior Secured Notes	6.750%	4/15/32	160,000	164,255 (g)
Mauser Packaging Solutions Holding Co., Senior Secured Notes	7.875%	4/15/27	805,000	813,898 (g)
Total Containers & Packaging				978,153

Total Materials				2,586,698
Utilities — 0.1%
Electric Utilities — 0.0%††
Talen Energy Supply LLC, Senior Secured Notes	8.625%	6/1/30	400,000	424,874 (g)
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., Senior Secured Notes	4.500%	2/15/28	800,000	797,157 (g)

Total Utilities				1,222,031
Total Corporate Bonds & Notes (Cost — $36,790,027)				37,967,206
			Shares
Investments in Underlying Funds — 2.4%
Franklin High Yield Corporate ETF, Franklin Templeton ETF Trust			345,966	8,486,546 (j)
Invesco Senior Loan ETF			436,413	9,134,124
iShares iBoxx $ High Yield Corporate Bond ETF			70,000	5,683,300
Janus Henderson AAA CLO ETF			105,000	5,331,900

Total Investments in Underlying Funds (Cost — $28,158,453)				28,635,870
	Rate	Maturity Date	Face Amount
Asset-Backed Securities — 0.2%
BlueMountain CLO Ltd., 2018-3A C (3 mo. Term SOFR + 2.462%)	6.780%	10/25/30	$1,000,000	1,001,662 (c)(g)
LCM LP, 18A CR (3 mo. Term SOFR + 2.112%)	6.437%	4/20/31	1,000,000	1,001,668 (c)(g)

Total Asset-Backed Securities (Cost — $1,998,617)				2,003,330
			Shares
Common Stocks — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Mallinckrodt PLC (Cost — $315,953)			3,652	377,982 *(f)(h)
Total Investments before Short-Term Investments (Cost — $1,128,120,548)				1,109,384,739
	Rate
Short-Term Investments — 10.3%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $124,543,071)	4.032%		124,543,071	124,543,071 (j)(k)(l)
Total Investments — 101.5% (Cost — $1,252,663,619)				1,233,927,810
Liabilities in Excess of Other Assets — (1.5)%				(17,662,128)
Total Net Assets — 100.0%				$1,216,265,682

See Notes to Financial Statements.

123
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Senior Loan ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(b)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	All or a portion of this loan has not settled as of September 30, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(e)
All or a portion of this loan is unfunded as of September 30, 2025. The interest rate for fully unfunded term loans is to be determined. At September 30,
2025, the total principal amount and market value of unfunded commitments totaled $899,894 and $901,931, respectively.

(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Value is less than $1.
(j)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $133,029,617 and the cost was $132,864,654 (Note 6).

(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
ETF	—	Exchange-Traded Fund
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.

124
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 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 59.4%
Communication Services — 3.4%
Diversified Telecommunication Services — 0.8%
AT&T Inc.	63,540	$1,794,370
BT Group PLC	126,967	326,731
Deutsche Telekom AG, Registered Shares	33,819	1,152,780
Koninklijke KPN NV	37,244	178,854
Total Diversified Telecommunication Services		3,452,735
Entertainment — 1.8%
Electronic Arts Inc.	4,059	818,700
Live Nation Entertainment Inc.	1,593	260,296 *
Netflix Inc.	2,965	3,554,798 *
Walt Disney Co.	26,092	2,987,534
Total Entertainment		7,621,328
Interactive Media & Services — 0.4%
Alphabet Inc., Class C Shares	2,557	622,758
Meta Platforms Inc., Class A Shares	1,274	935,600
Pinterest Inc., Class A Shares	5,036	162,008 *
Total Interactive Media & Services		1,720,366
Media — 0.2%
Comcast Corp., Class A Shares	19,682	618,409
Fox Corp., Class A Shares	4,324	272,671
Total Media		891,080
Wireless Telecommunication Services — 0.2%
Tele2 AB, Class B Shares	10,055	171,644
Vodafone Group PLC	424,245	492,094
Total Wireless Telecommunication Services		663,738

Total Communication Services		14,349,247
Consumer Discretionary — 5.7%
Automobile Components — 0.1%
Sumitomo Electric Industries Ltd.	14,600	416,988
Automobiles — 0.7%
Ford Motor Co.	15,336	183,419
General Motors Co.	19,135	1,166,661
Mercedes-Benz Group AG	16,244	1,020,566
Subaru Corp.	10,300	211,321
Suzuki Motor Corp.	36,600	535,425
Total Automobiles		3,117,392
Broadline Retail — 0.6%
eBay Inc.	9,449	859,386
MercadoLibre Inc.	202	472,062 *
Next PLC	2,451	408,333
Sea Ltd., ADR	4,500	804,285 *
Total Broadline Retail		2,544,066
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings Inc.	542	2,926,404
Carnival Corp.	15,130	437,408 *
Domino’s Pizza Inc.	673	290,541
See Notes to Financial Statements.

125
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — continued
Evolution AB	2,093	$172,112 (a)
Expedia Group Inc.	2,807	599,996
Galaxy Entertainment Group Ltd.	49,000	270,053
Las Vegas Sands Corp.	8,053	433,171
Royal Caribbean Cruises Ltd.	2,055	664,957
Wynn Resorts Ltd.	1,114	142,893
Yum! Brands Inc.	5,822	884,944
Total Hotels, Restaurants & Leisure		6,822,479
Household Durables — 1.0%
Panasonic Holdings Corp.	56,000	610,489
PulteGroup Inc.	1,611	212,861
Sony Group Corp.	115,500	3,330,836
Total Household Durables		4,154,186
Leisure Products — 0.1%
Bandai Namco Holdings Inc.	13,300	443,528
Specialty Retail — 1.3%
AutoZone Inc.	241	1,033,948 *
Best Buy Co. Inc.	4,268	322,746
Dick’s Sporting Goods Inc.	842	187,109
Home Depot Inc.	1,628	659,650
TJX Cos. Inc.	13,490	1,949,845
Ulta Beauty Inc.	1,043	570,260 *
Williams-Sonoma Inc.	2,687	525,174
Total Specialty Retail		5,248,732
Textiles, Apparel & Luxury Goods — 0.3%
Asics Corp.	14,800	388,026
Lululemon Athletica Inc.	2,427	431,836 *
Pandora A/S	1,752	228,459
Total Textiles, Apparel & Luxury Goods		1,048,321

Total Consumer Discretionary		23,795,692
Consumer Staples — 3.1%
Beverages — 0.4%
Asahi Group Holdings Ltd.	34,600	415,968
Coca-Cola HBC AG	3,277	154,585
Molson Coors Beverage Co., Class B Shares	3,555	160,864
Monster Beverage Corp.	13,383	900,810 *
Total Beverages		1,632,227
Consumer Staples Distribution & Retail — 1.4%
George Weston Ltd.	2,700	164,728
Koninklijke Ahold Delhaize NV	17,264	698,825
Kroger Co.	14,993	1,010,678
Loblaw Cos. Ltd.	4,400	170,226
Sysco Corp.	5,298	436,237
Target Corp.	3,941	353,508
Walmart Inc.	31,116	3,206,815
Total Consumer Staples Distribution & Retail		6,041,017
See Notes to Financial Statements.

126
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — 0.0%††
Archer-Daniels-Midland Co.	3,850	$229,999
Household Products — 0.5%
Clorox Co.	2,664	328,471
Colgate-Palmolive Co.	8,012	640,479
Kimberly-Clark Corp.	5,455	678,275
Procter & Gamble Co.	2,317	356,007
Total Household Products		2,003,232
Personal Care Products — 0.3%
Estee Lauder Cos. Inc., Class A Shares	5,552	489,242
Kao Corp.	10,600	463,017
L’Oreal SA	397	171,896
Total Personal Care Products		1,124,155
Tobacco — 0.5%
Altria Group Inc.	30,258	1,998,843

Total Consumer Staples		13,029,473
Energy — 1.9%
Oil, Gas & Consumable Fuels — 1.9%
ARC Resources Ltd.	13,100	238,952
Cheniere Energy Inc.	3,889	913,837
Devon Energy Corp.	6,004	210,500
ENEOS Holdings Inc.	63,700	405,401
EOG Resources Inc.	11,550	1,294,986
Imperial Oil Ltd.	2,200	199,524
Inpex Corp.	12,500	226,242
Marathon Petroleum Corp.	5,029	969,289
Phillips 66	4,031	548,297
Suncor Energy Inc.	25,700	1,075,728
Valero Energy Corp.	4,579	779,621
Williams Cos. Inc.	19,448	1,232,031

Total Energy		8,094,408
Financials — 9.1%
Banks — 3.2%
AIB Group PLC	47,852	433,784
Banco Santander SA	153,737	1,603,008
Barclays PLC	157,788	806,354
BNP Paribas SA	7,852	713,454
Citigroup Inc.	41,606	4,223,009
Fifth Third Bancorp	11,025	491,164
ING Groep NV	32,006	830,176
KBC Group NV	1,503	179,163
NatWest Group PLC	100,517	705,835
Societe Generale SA	14,108	934,274
Standard Chartered PLC	33,583	649,006
UniCredit SpA	15,913	1,205,445
Wells Fargo & Co.	6,353	532,508
Total Banks		13,307,180
See Notes to Financial Statements.

127
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — 1.5%
3i Group PLC	19,229	$1,058,521
Ameriprise Financial Inc.	935	459,319
Bank of New York Mellon Corp.	9,331	1,016,706
Carlyle Group Inc.	3,168	198,634
Daiwa Securities Group Inc.	31,600	257,298
Deutsche Bank AG, Registered Shares	10,374	365,074
Morgan Stanley	3,155	501,519
Nomura Holdings Inc.	71,100	522,592
Northern Trust Corp.	4,300	578,780
State Street Corp.	6,649	771,350
T. Rowe Price Group Inc.	4,155	426,469
Total Capital Markets		6,156,262
Consumer Finance — 0.1%
Synchrony Financial	8,971	637,389
Financial Services — 1.2%
Corebridge Financial Inc.	5,849	187,460
Equitable Holdings Inc.	6,496	329,867
EXOR NV	1,999	195,422
Fidelity National Information Services Inc.	7,878	519,475
Mastercard Inc., Class A Shares	3,066	1,743,971
ORIX Corp.	27,600	725,485
PayPal Holdings Inc.	17,525	1,175,227 *
Total Financial Services		4,876,907
Insurance — 3.1%
Aegon Ltd.	30,556	245,291
Aflac Inc.	7,017	783,799
Ageas SA	2,601	180,009
AIA Group Ltd.	193,400	1,855,600
American International Group Inc.	11,895	934,233
AXA SA	19,242	918,844
Cincinnati Financial Corp.	2,924	462,284
Fairfax Financial Holdings Ltd.	400	699,957
Hartford Insurance Group Inc.	6,621	883,175
Japan Post Holdings Co. Ltd.	42,400	422,033
Loews Corp.	4,141	415,715
MetLife Inc.	11,994	987,946
NN Group NV	2,651	186,584
Sompo Holdings Inc.	21,200	656,736
Sony Financial Group Inc.	115,500	128,260 *
Suncorp Group Ltd.	22,609	303,578
Tokio Marine Holdings Inc.	40,700	1,727,652
Travelers Cos. Inc.	5,165	1,442,171
Total Insurance		13,233,867

Total Financials		38,211,605
Health Care — 6.9%
Biotechnology — 1.6%
AbbVie Inc.	6,071	1,405,679
See Notes to Financial Statements.

128
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Biogen Inc.	3,426	$479,914 *
BioMarin Pharmaceutical Inc.	4,403	238,467 *
Genmab A/S	1,406	426,594 *
Gilead Sciences Inc.	24,198	2,685,978
Incyte Corp.	2,590	219,658 *
Neurocrine Biosciences Inc.	1,362	191,198 *
Regeneron Pharmaceuticals Inc.	875	491,986
United Therapeutics Corp.	992	415,856 *
Total Biotechnology		6,555,330
Health Care Equipment & Supplies — 1.6%
Boston Scientific Corp.	12,502	1,220,570 *
Edwards Lifesciences Corp.	13,446	1,045,695 *
Hologic Inc.	2,706	182,628 *
Hoya Corp.	7,000	970,478
IDEXX Laboratories Inc.	1,652	1,055,446 *
Insulet Corp.	1,375	424,504 *
Medtronic PLC	15,600	1,485,744
Olympus Corp.	26,700	338,259
Total Health Care Equipment & Supplies		6,723,324
Health Care Providers & Services — 0.8%
Cardinal Health Inc.	5,869	921,198
Centene Corp.	6,172	220,217 *
Fresenius Medical Care AG	3,100	162,674
HCA Healthcare Inc.	4,113	1,752,961
Molina Healthcare Inc.	1,292	247,237 *
Universal Health Services Inc., Class B Shares	960	196,262
Total Health Care Providers & Services		3,500,549
Health Care Technology — 0.3%
Veeva Systems Inc., Class A Shares	3,585	1,068,007 *
Life Sciences Tools & Services — 0.5%
Agilent Technologies Inc.	6,653	853,912
IQVIA Holdings Inc.	2,589	491,755 *
Mettler-Toledo International Inc.	381	467,719 *
Waters Corp.	1,086	325,594 *
Total Life Sciences Tools & Services		2,138,980
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	29,085	1,311,734
Chugai Pharmaceutical Co. Ltd.	16,100	702,934
GSK PLC	40,672	862,113
Novartis AG, Registered Shares	27,426	3,451,129
Orion oyj, Class B Shares	2,401	183,800
Otsuka Holdings Co. Ltd.	8,500	452,324
Roche Holding AG	745	254,872
Roche Holding AG, Vienna Stock Exchange	3,277	1,070,436
Royalty Pharma PLC, Class A Shares	8,632	304,537
See Notes to Financial Statements.

129
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Shionogi & Co. Ltd.	18,100	$317,609
Total Pharmaceuticals		8,911,488

Total Health Care		28,897,678
Industrials — 7.9%
Aerospace & Defense — 2.3%
General Electric Co.	15,423	4,639,547
Howmet Aerospace Inc.	8,743	1,715,639
L3Harris Technologies Inc.	3,180	971,204
RTX Corp.	13,312	2,227,497
Textron Inc.	2,141	180,893
Total Aerospace & Defense		9,734,780
Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	1,801	238,452
Deutsche Post AG, Registered Shares	11,330	505,086
Expeditors International of Washington Inc.	1,500	183,885
FedEx Corp.	2,208	520,669
Total Air Freight & Logistics		1,448,092
Building Products — 0.6%
Allegion PLC	1,200	212,820
Carlisle Cos. Inc.	440	144,742
Cie de Saint-Gobain SA	4,796	516,531
Johnson Controls International PLC	9,700	1,066,515
Lennox International Inc.	321	169,925
Masco Corp.	2,668	187,801
Owens Corning	1,224	173,147
Total Building Products		2,471,481
Commercial Services & Supplies — 0.5%
Cintas Corp.	3,762	772,188
Copart Inc.	9,183	412,960 *
Rollins Inc.	6,627	389,270
Veralto Corp.	5,650	602,346
Total Commercial Services & Supplies		2,176,764
Construction & Engineering — 0.1%
Bouygues SA	3,826	172,269
Eiffage SA	1,432	182,899
Total Construction & Engineering		355,168
Electrical Equipment — 0.1%
Fujikura Ltd.	5,100	499,174
Ground Transportation — 1.3%
Central Japan Railway Co.	14,000	402,221
CSX Corp.	21,223	753,629
Uber Technologies Inc.	42,536	4,167,252 *
Total Ground Transportation		5,323,102
Industrial Conglomerates — 0.3%
3M Co.	6,244	968,944
CK Hutchison Holdings Ltd.	62,500	411,691
Total Industrial Conglomerates		1,380,635
See Notes to Financial Statements.

130
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — 0.7%
Cummins Inc.	1,598	$674,947
Daifuku Co. Ltd.	7,700	247,290
Fortive Corp.	7,809	382,563
GEA Group AG	3,289	242,888
Komatsu Ltd.	5,300	185,178
Parker-Hannifin Corp.	759	575,436
SKF AB, Class B Shares	7,053	174,880
Snap-on Inc.	549	190,245
Total Machinery		2,673,427
Professional Services — 0.5%
Broadridge Financial Solutions Inc.	1,621	386,073
Computershare Ltd.	7,530	181,105
Jacobs Solutions Inc.	2,814	421,706
Leidos Holdings Inc.	2,644	499,610
Paycom Software Inc.	1,197	249,144
SS&C Technologies Holdings Inc.	5,060	449,126
Total Professional Services		2,186,764
Trading Companies & Distributors — 1.0%
AerCap Holdings NV	4,027	487,267
Fastenal Co.	19,020	932,741
Marubeni Corp.	32,500	813,793
Sumitomo Corp.	25,400	737,483
Toyota Tsusho Corp.	15,000	416,630
W.W. Grainger Inc.	977	931,042
Total Trading Companies & Distributors		4,318,956
Transportation Infrastructure — 0.1%
Aena SME SA	15,368	420,196 (a)

Total Industrials		32,988,539
Information Technology — 15.1%
Communications Equipment — 1.3%
Cisco Systems Inc.	48,833	3,341,154
F5 Inc.	1,326	428,550 *
Motorola Solutions Inc.	1,964	898,117
Nokia oyj	42,900	205,612
Telefonaktiebolaget LM Ericsson, Class B Shares	64,824	536,507
Total Communications Equipment		5,409,940
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A Shares	5,919	732,476
Jabil Inc.	2,474	537,279
TDK Corp.	44,800	651,744
TE Connectivity PLC	5,569	1,222,562
Total Electronic Equipment, Instruments & Components		3,144,061
IT Services — 1.1%
CGI Inc.	3,800	338,543
Cognizant Technology Solutions Corp., Class A Shares	11,413	765,470
Fujitsu Ltd.	37,200	877,576
Gartner Inc.	1,255	329,902 *
See Notes to Financial Statements.

131
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
GoDaddy Inc., Class A Shares	2,587	$353,979 *
NEC Corp.	28,200	904,898
Twilio Inc., Class A Shares	3,304	330,697 *
VeriSign Inc.	1,934	540,688
Total IT Services		4,441,753
Semiconductors & Semiconductor Equipment — 3.7%
Advantest Corp.	10,600	1,051,495
Applied Materials Inc.	13,197	2,701,954
KLA Corp.	1,600	1,725,760
Lam Research Corp.	24,857	3,328,352
Micron Technology Inc.	20,840	3,486,949
QUALCOMM Inc.	19,228	3,198,770
Total Semiconductors & Semiconductor Equipment		15,493,280
Software — 7.7%
Adobe Inc.	9,014	3,179,689 *
AppLovin Corp., Class A Shares	2,406	1,728,807 *
Autodesk Inc.	4,536	1,440,951 *
Cadence Design Systems Inc.	6,225	2,186,594 *
Constellation Software Inc.	200	543,047
DocuSign Inc.	4,725	340,625 *
Dynatrace Inc.	6,851	331,931 *
Fair Isaac Corp.	360	538,751 *
Fortinet Inc.	7,376	620,174 *
Gen Digital Inc.	12,165	345,364
Intuit Inc.	4,922	3,361,283
Microsoft Corp.	14,397	7,456,926
Nice Ltd.	1,288	190,266 *
Palantir Technologies Inc., Class A Shares	21,295	3,884,634 *
PTC Inc.	997	202,411 *
Sage Group PLC	10,380	153,715
Salesforce Inc.	12,819	3,038,103
SAP SE	1,947	521,372
ServiceNow Inc.	841	773,956 *
Tyler Technologies Inc.	652	341,100 *
Zoom Communications Inc., Class A Shares	5,862	483,615 *
Zscaler Inc.	2,301	689,518 *
Total Software		32,352,832
Technology Hardware, Storage & Peripherals — 0.6%
HP Inc.	17,784	484,258
NetApp Inc.	4,291	508,312
Seagate Technology Holdings PLC	1,900	448,514
Western Digital Corp.	7,893	947,634
Total Technology Hardware, Storage & Peripherals		2,388,718

Total Information Technology		63,230,584
Materials — 2.9%
Chemicals — 0.7%
Asahi Kasei Corp.	29,100	229,454
See Notes to Financial Statements.

132
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
CF Industries Holdings Inc.	3,795	$340,412
Corteva Inc.	13,989	946,076
Ecolab Inc.	3,298	903,190
Linde PLC	867	411,825
RPM International Inc.	2,741	323,109
Total Chemicals		3,154,066
Construction Materials — 0.4%
CRH PLC	12,500	1,498,750
Heidelberg Materials AG	1,221	274,812
Total Construction Materials		1,773,562
Containers & Packaging — 0.2%
Ball Corp.	5,535	279,075
Crown Holdings Inc.	2,676	258,475
Packaging Corp. of America	1,868	407,093
Total Containers & Packaging		944,643
Metals & Mining — 1.6%
Agnico Eagle Mines Ltd.	6,300	1,061,319
ArcelorMittal SA	5,288	190,006
Barrick Mining Corp.	34,700	1,139,958
Evolution Mining Ltd.	45,009	323,056
Fortescue Ltd.	37,789	467,834
Kinross Gold Corp.	27,800	690,105
Newmont Corp.	25,100	2,116,181
Norsk Hydro ASA	26,909	182,309
Reliance Inc.	558	156,703
Steel Dynamics Inc.	1,361	189,764
Total Metals & Mining		6,517,235

Total Materials		12,389,506
Real Estate — 1.2%
Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A Shares	6,905	1,087,952 *
CK Asset Holdings Ltd.	44,500	215,739
Total Real Estate Management & Development		1,303,691
Residential REITs — 0.2%
AvalonBay Communities Inc.	1,726	333,411
Invitation Homes Inc.	13,114	384,634
UDR Inc.	4,257	158,616
Total Residential REITs		876,661
Retail REITs — 0.3%
Regency Centers Corp.	2,492	181,667
Simon Property Group Inc.	4,038	757,811
Total Retail REITs		939,478
Specialized REITs — 0.4%
Extra Space Storage Inc.	4,992	703,573
Gaming and Leisure Properties Inc.	5,717	266,469
See Notes to Financial Statements.

133
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security			Shares	Value

Specialized REITs — continued
	VICI Properties Inc.		24,631	$803,217
Total Specialized REITs				1,773,259

Total Real Estate				4,893,089
Utilities — 2.2%
Electric Utilities — 1.1%
	Duke Energy Corp.		13,114	1,622,858
	Endesa SA		6,796	217,280
	Enel SpA		80,112	759,265
	Entergy Corp.		6,166	574,610
	Evergy Inc.		2,514	191,114
	FirstEnergy Corp.		4,429	202,937
	Iberdrola SA		11,428	216,256
	NRG Energy Inc.		4,660	754,687
Total Electric Utilities				4,539,007
Gas Utilities — 0.0%††
	Tokyo Gas Co. Ltd.		5,400	192,474
Independent Power and Renewable Electricity Producers — 0.5%
	RWE AG		14,408	640,270
	Vistra Corp.		7,736	1,515,637
Total Independent Power and Renewable Electricity Producers				2,155,907
Multi-Utilities — 0.6%
	Centrica PLC		81,969	183,844
	DTE Energy Co.		4,787	677,025
	Engie SA		21,642	464,213
	NiSource Inc.		4,396	190,347
	WEC Energy Group Inc.		7,317	838,455
Total Multi-Utilities				2,353,884
Water Utilities — 0.0%††
	American Water Works Co. Inc.		1,631	227,019

Total Utilities				9,468,291
Total Common Stocks (Cost — $202,568,986)				249,348,112
		Expiration Date	Warrants
Warrants — 0.0%††
Information Technology — 0.0%††
Software — 0.0%††
Constellation Software Inc. (Cost — $0)		3/31/40	100	0 *(b)(c)(d)
Total Investments before Short-Term Investments (Cost — $202,568,986)				249,348,112
	Rate		Shares
Short-Term Investments — 24.1%
Dreyfus Government Cash Management, Institutional Shares (Cost — $101,131,361)	4.057%		101,131,361	101,131,361 (e)
Total Investments — 83.5% (Cost — $303,700,347)				350,479,473
Other Assets in Excess of Liabilities — 16.5%				69,045,260
Total Net Assets — 100.0%				$419,524,733

See Notes to Financial Statements.

134
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Systematic Style Premia ETF‡
‡	Consolidated Schedules of Investments (Note 12).
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian 10-Year Bonds	389	12/25	$29,383,498	$29,223,153	$(160,345)
Brent Crude	71	10/25	4,658,203	4,688,130	29,927(a)
CAC 40 10 Euro	70	10/25	6,519,788	6,493,636	(26,152)
Coffee ’C’	30	12/25	3,811,530	4,217,062	405,532(a)
Copper	10	12/25	1,132,000	1,214,125	82,125(a)
WTI Crude	72	10/25	4,518,171	4,490,640	(27,531)(a)
Soybean Oil	19	12/25	607,392	564,186	(43,206)(a)
E-mini S&P 500 Index	20	12/25	6,679,890	6,738,750	58,860
Euro-Bund	383	12/25	57,860,637	57,859,702	(935)
Euro-OAT	188	12/25	26,973,511	26,806,210	(167,301)
FTSE 100 Index	231	12/25	29,063,469	29,255,800	192,331
Gasoline Rbob	69	10/25	5,499,159	5,570,825	71,666(a)
Gold 100 Oz	10	12/25	3,755,625	3,873,200	117,575(a)
Hang Seng Index	43	10/25	7,331,939	7,436,738	104,799
IBEX 35 Index	62	10/25	11,246,279	11,297,648	51,369
Lean Hog	224	12/25	7,919,029	7,949,760	30,731(a)
Live Cattle	80	12/25	7,593,258	7,512,800	(80,458)(a)
Low Sulphur Gasoil	72	11/25	4,844,576	4,946,400	101,824(a)
Nikkei 225 Index	49	12/25	14,598,581	14,927,108	328,527
NY Harbor ULSD	26	10/25	2,487,314	2,537,917	50,603(a)
Platinum	33	1/26	2,382,097	2,649,405	267,308(a)
S&P/TSX 60 Index	57	12/25	14,180,834	14,524,882	344,048
Silver	11	12/25	2,123,110	2,565,200	442,090(a)
					2,173,387
See Notes to Financial Statements.

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Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Systematic Style Premia ETF‡
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Wheat	352	12/25	$9,238,124	$8,940,800	$297,324(a)
Corn	412	12/25	8,373,274	8,559,300	(186,026)(a)
Cotton No.2	406	12/25	13,550,680	13,351,310	199,370(a)
DAX Index	7	12/25	4,933,156	4,937,261	(4,105)
Euro Stoxx 50 Index	242	12/25	15,485,816	15,755,830	(270,014)
FTSE/MIB Index	4	12/25	1,005,529	998,608	6,921
Japanese 10-Year Bonds	59	12/25	54,742,542	54,247,960	494,582
Long Gilt	461	12/25	56,491,251	56,377,241	114,010
Natural Gas	182	10/25	5,740,990	6,011,460	(270,470)(a)
OMXS30 Index	299	10/25	8,432,722	8,472,371	(39,649)
Soybean	251	11/25	12,985,008	12,571,963	413,045(a)
Soybean Meal	278	12/25	8,084,463	7,597,740	486,723(a)
SPI 200 Index	429	12/25	63,395,149	63,069,211	325,938
Sugar No.11	325	2/26	5,844,110	6,042,400	(198,290)(a)
U.S. Treasury 10-Year Notes	498	12/25	56,154,411	56,025,000	129,411
					1,498,770
Net unrealized appreciation on open futures contracts					$3,672,157

(a)	The security is owned by FLSP Holdings Corporation., a wholly-owned subsidiary of the Fund (Note 12).

Abbreviation(s) used in this table:
OAT	—	Obligations Assimilables du Trésor (French Treasury Bonds)
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	223,366,046	USD	40,384,387	Morgan Stanley & Co. LLC	12/17/25	$817,049
GBP	17,064,874	USD	23,070,600	Morgan Stanley & Co. LLC	12/17/25	(94,830)
ILS	7,109,192	USD	2,135,369	Morgan Stanley & Co. LLC	12/17/25	17,066
KRW	25,436,019,455	USD	18,377,299	Morgan Stanley & Co. LLC	12/17/25	(188,637)
MXN	691,861,280	USD	36,776,179	Morgan Stanley & Co. LLC	12/17/25	657,039
NOK	186,397,136	USD	18,754,770	Morgan Stanley & Co. LLC	12/17/25	(69,679)
PLN	4,597,504	USD	1,258,994	Morgan Stanley & Co. LLC	12/17/25	6,680
USD	18,024,926	AUD	27,235,185	Morgan Stanley & Co. LLC	12/17/25	(41,464)
USD	7,470,599	CAD	10,323,128	Morgan Stanley & Co. LLC	12/17/25	24,761
USD	14,671,019	CHF	11,603,514	Morgan Stanley & Co. LLC	12/17/25	(42,507)
USD	32,951,674	CZK	686,694,102	Morgan Stanley & Co. LLC	12/17/25	(273,964)
USD	54,878,697	EUR	46,677,863	Morgan Stanley & Co. LLC	12/17/25	(207,917)
USD	16,980,649	HUF	5,737,116,210	Morgan Stanley & Co. LLC	12/17/25	(244,950)
USD	2,649,767	JPY	387,965,583	Morgan Stanley & Co. LLC	12/17/25	2,599
USD	51,678,892	NZD	86,896,027	Morgan Stanley & Co. LLC	12/17/25	1,074,773
USD	2,569,647	SEK	23,913,833	Morgan Stanley & Co. LLC	12/17/25	14,908
ZAR	642,908,321	USD	36,428,369	Morgan Stanley & Co. LLC	12/17/25	634,503
Net unrealized appreciation on open forward foreign currency contracts						$2,085,430

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CZK	—	Czech Koruna
See Notes to Financial Statements.

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 Franklin Systematic Style Premia ETF‡
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand
At September 30, 2025, the Fund had the following open swap contracts:
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. LLC	$199,509,622	10/14/25	0.00%	At Maturity	$(1,513,394)	—	$(1,513,394)

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
See Notes to Financial Statements.

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Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Systematic Style Premia ETF‡
The following table represents the required top fifty component disclosures associated with the total return custom equity basket swap as of period end.
Security	Shares	Market Value	Weight
Intel Corp.	110,922	$3,721,433	1.85%
Tesla Inc.	7,812	3,474,153	1.72%
ASML Holding NV	3,390	3,298,529	1.64%
Apple Inc.	11,568	2,945,560	1.46%
Blackrock Inc.	2,452	2,858,713	1.42%
Palo Alto Networks Inc.	13,722	2,794,074	1.39%
ConocoPhillips	29,511	2,791,445	1.39%
Danaher Corp.	13,951	2,765,925	1.37%
Eli Lilly & Co.	3,612	2,755,956	1.37%
UnitedHealth Group Inc.	7,791	2,690,232	1.34%
Analog Devices Inc.	10,923	2,683,781	1.33%
Blackstone Inc.	15,655	2,674,657	1.33%
Honeywell International Inc.	12,656	2,664,088	1.32%
Vertex Pharmaceuticals Inc.	6,787	2,658,061	1.32%
Marsh & McLennan Cos. Inc.	13,167	2,653,546	1.32%
Toyota Motor Corp.	135,500	2,614,397	1.30%
Deere & Co.	5,700	2,606,382	1.29%
Costco Wholesale Corp.	2,769	2,563,069	1.27%
Starbucks Corp.	30,260	2,559,996	1.27%
Boeing Co.	11,811	2,549,168	1.27%
AstraZeneca PLC	16,742	2,520,302	1.25%
BP PLC	415,650	2,382,364	1.18%
National Australia Bank Ltd.	81,340	2,380,042	1.18%
Cie Financiere Richemont SA, Registered Shares	11,986	2,283,765	1.13%
Synopsys Inc.	4,485	2,212,854	1.10%
NIKE Inc., Class B Shares	31,471	2,194,473	1.09%
KKR & Co. Inc.	16,687	2,168,476	1.08%
Novo Nordisk A/S, Class B Shares	39,617	2,149,288	1.07%
Arthur J Gallagher & Co.	6,804	2,107,471	1.05%
Tokyo Electron Ltd.	11,600	2,070,461	1.03%
Aon PLC	5,493	1,958,694	0.97%
Keyence Corp.	5,200	1,942,892	0.96%
Snowflake Inc., Class A Shares	8,441	1,903,868	0.95%
Marvell Technology Inc.	22,572	1,897,628	0.94%
National Grid PLC	130,168	1,870,673	0.93%
Canadian Pacific Kansas City Ltd.	24,800	1,847,434	0.92%
Accenture PLC, Class A Shares	7,400	1,824,840	0.91%
CSL Ltd.	13,050	1,714,209	0.85%
Coinbase Global Inc., Class A Shares	5,048	1,703,650	0.85%
Air Products and Chemicals Inc.	5,937	1,619,139	0.80%
Apollo Global Management Inc.	11,565	1,541,268	0.77%
American Tower Corp.	8,003	1,539,137	0.76%
Sempra	17,095	1,538,208	0.76%
London Stock Exchange Group PLC	13,233	1,517,119	0.75%
Australia & New Zealand Banking Group Ltd.	67,457	1,484,724	0.74%
See Notes to Financial Statements.

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 Franklin Systematic Style Premia ETF‡
Security	Shares	Market Value	Weight
Realty Income Corp.	23,787	$1,446,012	0.72%
Investor AB, Class A Shares	46,211	1,444,785	0.72%
Macquarie Group Ltd.	9,704	1,410,583	0.70%
Chipotle Mexican Grill Inc.	35,898	1,406,843	0.70%
Chevron Corp.	8,945	1,389,069	0.69%
See Notes to Financial Statements.

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Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 41.3%
U.S. Government Obligations — 41.3%
Federal Farm Credit Banks Funding Corp.	2.100%	2/25/36	$4,000,000	$3,186,925
U.S. Treasury Bonds	1.125%	5/15/40	3,325,000	2,118,843
U.S. Treasury Bonds	1.125%	8/15/40	21,200,000	13,377,531
U.S. Treasury Bonds	2.000%	11/15/41	39,050,000	27,437,964
U.S. Treasury Bonds	2.750%	8/15/42	19,789,000	15,406,819
U.S. Treasury Bonds	2.750%	11/15/42	12,800,000	9,917,500
U.S. Treasury Bonds	4.750%	11/15/43	2,100,000	2,122,969
U.S. Treasury Bonds	3.000%	11/15/44	37,405,000	29,276,718
U.S. Treasury Bonds	2.250%	8/15/46	10,314,000	6,884,595
U.S. Treasury Bonds	2.750%	11/15/47	13,320,000	9,631,505
U.S. Treasury Bonds	3.000%	2/15/49	53,193,000	39,839,687
U.S. Treasury Bonds	2.250%	8/15/49	27,195,000	17,364,432
U.S. Treasury Bonds	2.000%	2/15/50	21,250,000	12,712,232
U.S. Treasury Bonds	1.250%	5/15/50	53,230,000	26,125,326
U.S. Treasury Bonds	1.375%	8/15/50	68,475,000	34,450,147
U.S. Treasury Bonds	1.875%	2/15/51	2,100,000	1,199,994
U.S. Treasury Bonds	2.000%	8/15/51	14,350,000	8,410,726
U.S. Treasury Bonds	1.875%	11/15/51	4,890,000	2,767,243
U.S. Treasury Bonds	2.250%	2/15/52	8,835,000	5,482,186
U.S. Treasury Bonds	3.625%	2/15/53	18,000,000	14,885,156
U.S. Treasury Bonds	3.625%	5/15/53	9,950,000	8,220,605
U.S. Treasury Bonds	4.125%	8/15/53	14,000,000	12,658,516
U.S. Treasury Bonds	4.250%	2/15/54	12,230,000	11,292,207
U.S. Treasury Bonds	4.750%	8/15/55	20,275,000	20,347,863
U.S. Treasury Notes	0.375%	1/31/26	53,700,000	53,065,187
U.S. Treasury Notes	0.875%	6/30/26	73,300,000	71,743,911
U.S. Treasury Notes	1.250%	12/31/26	176,185,000	170,971,714
U.S. Treasury Notes	0.500%	6/30/27	34,250,000	32,448,530
U.S. Treasury Notes	3.250%	6/30/27	123,565,000	122,773,412
U.S. Treasury Notes	2.250%	8/15/27	6,800,000	6,632,391
U.S. Treasury Notes	0.375%	9/30/27	26,545,000	24,905,120
U.S. Treasury Notes	3.500%	4/30/28	14,230,000	14,190,812
U.S. Treasury Notes	1.250%	5/31/28	30,170,000	28,366,871
U.S. Treasury Notes	4.125%	7/31/28	59,100,000	59,890,694
U.S. Treasury Notes	1.375%	12/31/28	38,040,000	35,422,521
U.S. Treasury Notes	4.000%	10/31/29	36,853,000	37,274,074
U.S. Treasury Notes	3.750%	5/31/30	27,250,000	27,273,950
U.S. Treasury Notes	3.750%	6/30/30	9,950,000	9,956,024
U.S. Treasury Notes	4.125%	8/31/30	32,300,000	32,846,955
U.S. Treasury Notes	1.375%	11/15/31	2,400,000	2,077,781
U.S. Treasury Notes	2.750%	8/15/32	12,400,000	11,529,094
U.S. Treasury Notes	3.875%	8/15/33	23,300,000	23,112,963
U.S. Treasury Notes	3.875%	8/15/34	10,250,000	10,095,049
U.S. Treasury Notes	4.250%	8/15/35	18,030,000	18,177,902

Total U.S. Government & Agency Obligations (Cost — $1,158,477,050)				1,127,872,644
See Notes to Financial Statements.

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 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Corporate Bonds & Notes — 28.0%
Communication Services — 2.2%
Diversified Telecommunication Services — 0.9%
AT&T Inc., Senior Notes	2.550%	12/1/33	$17,800,000	$15,164,154
Orange SA, Senior Notes	9.000%	3/1/31	3,000,000	3,645,930
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	5,000,000	4,375,726
Total Diversified Telecommunication Services				23,185,810
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	5,000,000	4,512,385
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	6,600,000	6,262,326
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.850%	12/1/35	1,335,000	1,348,256
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	1,500,000	1,080,988
Paramount Global, Senior Notes	4.200%	5/19/32	7,000,000	6,523,737
Total Media				19,727,692
Wireless Telecommunication Services — 0.6%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	3,900,000	3,975,347
Rogers Communications Inc., Senior Notes	3.800%	3/15/32	6,000,000	5,669,977
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	3,000,000	2,942,631
T-Mobile USA Inc., Senior Notes	5.050%	7/15/33	5,000,000	5,108,905
Total Wireless Telecommunication Services				17,696,860

Total Communication Services				60,610,362
Consumer Discretionary — 1.7%
Automobiles — 0.4%
General Motors Financial Co. Inc., Senior Notes	4.300%	4/6/29	5,900,000	5,858,739
Hyundai Capital America, Senior Notes	5.300%	1/8/29	2,600,000	2,663,810 (a)
Hyundai Capital America, Senior Notes	5.350%	3/19/29	885,000	909,331 (a)
Hyundai Capital America, Senior Notes	4.500%	9/18/30	1,415,000	1,408,880 (a)
Total Automobiles				10,840,760
Broadline Retail — 0.2%
Dollar Tree Inc., Senior Notes	4.200%	5/15/28	5,000,000	4,987,666
Hotels, Restaurants & Leisure — 0.3%
Marriott International Inc., Senior Notes	5.300%	5/15/34	1,400,000	1,438,577
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	6,500,000	6,627,816 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	1/15/36	725,000	729,508 (b)
Total Hotels, Restaurants & Leisure				8,795,901
Household Durables — 0.2%
NVR Inc., Senior Notes	3.000%	5/15/30	2,500,000	2,363,837
Toll Brothers Finance Corp., Senior Notes	3.800%	11/1/29	4,600,000	4,505,214
Total Household Durables				6,869,051
Leisure Products — 0.2%
Brunswick Corp., Senior Notes	5.850%	3/18/29	5,600,000	5,801,374
Specialty Retail — 0.2%
Dick’s Sporting Goods Inc., Senior Notes	3.150%	1/15/32	6,500,000	5,957,256
See Notes to Financial Statements.

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Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Textiles, Apparel & Luxury Goods — 0.2%
PVH Corp., Senior Notes	5.500%	6/13/30	$435,000	$443,340
Tapestry Inc., Senior Notes	5.100%	3/11/30	2,000,000	2,046,367
Tapestry Inc., Senior Notes	5.500%	3/11/35	1,800,000	1,839,811
Total Textiles, Apparel & Luxury Goods				4,329,518

Total Consumer Discretionary				47,581,526
Consumer Staples — 2.2%
Consumer Staples Distribution & Retail — 0.2%
7-Eleven Inc., Senior Notes	1.300%	2/10/28	5,482,000	5,126,919 (a)
7-Eleven Inc., Senior Notes	1.800%	2/10/31	712,000	619,075 (a)
Total Consumer Staples Distribution & Retail				5,745,994
Food Products — 1.1%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Senior Notes	5.750%	4/1/33	3,700,000	3,866,333
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co., Senior Notes	5.500%	1/15/36	4,850,000	4,955,900 (a)
Mars Inc., Senior Notes	3.200%	4/1/30	3,200,000	3,079,758 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	9,440,000	9,653,868 (a)
McCormick & Co. Inc., Senior Notes	2.500%	4/15/30	4,200,000	3,889,580
McCormick & Co. Inc., Senior Notes	4.700%	10/15/34	5,000,000	4,907,354
Total Food Products				30,352,793
Personal Care Products — 0.4%
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	6,500,000	6,162,291
Kenvue Inc., Senior Notes	4.850%	5/22/32	4,800,000	4,871,577
Total Personal Care Products				11,033,868
Tobacco — 0.5%
BAT Capital Corp., Senior Notes	4.625%	3/22/33	1,925,000	1,905,806
Imperial Brands Finance PLC, Senior Notes	3.500%	7/26/26	1,000,000	993,433 (a)
Philip Morris International Inc., Senior Notes	5.375%	2/15/33	3,600,000	3,760,667
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	5,000,000	5,164,953
Total Tobacco				11,824,859

Total Consumer Staples				58,957,514
Energy — 2.5%
Oil, Gas & Consumable Fuels — 2.5%
Aker BP ASA, Senior Notes	3.100%	7/15/31	4,700,000	4,299,845 (a)
Boardwalk Pipelines LP, Senior Notes	4.800%	5/3/29	3,950,000	4,010,335
Canadian Natural Resources Ltd., Senior Notes	2.950%	7/15/30	6,300,000	5,905,999
Cheniere Energy Inc., Senior Notes	5.650%	4/15/34	2,700,000	2,784,531
DT Midstream Inc., Senior Notes	4.375%	6/15/31	1,600,000	1,546,956 (a)
DT Midstream Inc., Senior Notes	5.800%	12/15/34	3,600,000	3,714,123 (a)
Eastern Energy Gas Holdings LLC, Senior Notes	5.800%	1/15/35	6,825,000	7,185,107
Energy Transfer LP, Senior Notes	6.400%	12/1/30	5,800,000	6,288,305
Energy Transfer LP, Senior Notes	5.550%	5/15/34	2,300,000	2,360,855
Hess Corp., Senior Notes	7.125%	3/15/33	4,600,000	5,341,615
Kinder Morgan Inc., Senior Notes	2.000%	2/15/31	4,100,000	3,636,568
MPLX LP, Senior Notes	5.400%	4/1/35	9,000,000	9,077,492
Targa Resources Corp., Senior Notes	6.500%	3/30/34	5,000,000	5,451,332
Var Energi ASA, Senior Notes	8.000%	11/15/32	3,800,000	4,415,370 (a)
See Notes to Financial Statements.

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 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	$1,864,000	$1,896,331

Total Energy				67,914,764
Financials — 8.4%
Banks — 4.4%
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	2,800,000	2,487,641 (c)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	6,200,000	5,501,407 (c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	3,000,000	2,780,933
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	3,000,000	2,733,633 (c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	8,200,000	8,141,280 (c)
Bank of America Corp., Senior Notes (5.468% to 1/23/34 then SOFR + 1.650%)	5.468%	1/23/35	1,000,000	1,044,823 (c)
Bank of America Corp., Subordinated Notes (3.846% to 3/8/32 then 5 year Treasury Constant Maturity Rate + 2.000%)	3.846%	3/8/37	1,148,000	1,072,941 (c)
BNP Paribas SA, Senior Notes (5.176% to 1/9/29 then SOFR + 1.520%)	5.176%	1/9/30	4,400,000	4,517,925 (a)(c)
BPCE SA, Senior Notes (2.045% to 10/19/26 then SOFR + 1.087%)	2.045%	10/19/27	3,700,000	3,612,290 (a)(c)
CaixaBank SA, Senior Notes (4.885% to 7/3/30 then SOFR + 1.360%)	4.885%	7/3/31	4,400,000	4,446,801 (a)(c)
Citigroup Inc., Senior Notes (3.057% to 1/25/32 then SOFR + 1.351%)	3.057%	1/25/33	1,800,000	1,639,331
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,500,000	1,506,497
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,300,000	2,298,113
Danske Bank A/S, Senior Notes (5.705% to 3/1/29 then 1 year Treasury Constant Maturity Rate + 1.400%)	5.705%	3/1/30	4,000,000	4,163,259 (a)(c)
Fifth Third Bancorp, Senior Notes (4.772% to 7/28/29 then SOFR + 2.127%)	4.772%	7/28/30	3,000,000	3,034,477 (c)
Fifth Third Bancorp, Senior Notes (5.631% to 1/29/31 then SOFR + 1.840%)	5.631%	1/29/32	5,000,000	5,243,329 (c)
HSBC Holdings PLC, Senior Notes (2.013% to 9/22/27 then SOFR + 1.732%)	2.013%	9/22/28	4,100,000	3,928,759 (c)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	1,300,000	1,176,878 (c)
Huntington Bancshares Inc., Senior Notes	2.550%	2/4/30	4,600,000	4,260,568
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	10,300,000	9,107,899 (c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	2,000,000	1,855,638
JPMorgan Chase & Co., Senior Notes (5.336% to 1/23/34 then SOFR + 1.620%)	5.336%	1/23/35	1,300,000	1,351,641 (c)
JPMorgan Chase & Co., Senior Notes (6.087% to 10/23/28 then SOFR + 1.570%)	6.087%	10/23/29	1,550,000	1,636,020
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	5,000,000	4,690,513 (c)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	1,700,000	1,763,592
Lloyds Banking Group PLC, Senior Notes (5.871% to 3/6/28 then 1 year Treasury Constant Maturity Rate + 1.700%)	5.871%	3/6/29	3,000,000	3,113,180 (c)
Mizuho Financial Group Inc., Senior Notes (5.778% to 7/6/28 then 1 year Treasury Constant Maturity Rate + 1.650%)	5.778%	7/6/29	2,700,000	2,814,477
See Notes to Financial Statements.

143
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
PNC Financial Services Group Inc., Senior Notes (5.373% to 7/21/35 then SOFR + 1.417%)	5.373%	7/21/36	$1,940,000	$1,997,150
PNC Financial Services Group Inc., Senior Notes (5.676% to 1/22/34 then SOFR + 1.902%)	5.676%	1/22/35	1,050,000	1,107,629 (c)
Societe Generale SA, Senior Notes (1.792% to 6/9/26 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.792%	6/9/27	4,300,000	4,222,856 (a)(c)
Truist Financial Corp., Senior Notes (1.887% to 6/7/28 then SOFR + 0.862%)	1.887%	6/7/29	3,000,000	2,827,653 (c)
Truist Financial Corp., Senior Notes (5.153% to 8/5/31 then SOFR + 1.571%)	5.153%	8/5/32	5,000,000	5,147,169 (c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	10,300,000	9,754,460 (c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	2,000,000	1,862,278 (c)
Wells Fargo & Co., Senior Notes (5.198% to 1/23/29 then SOFR + 1.500%)	5.198%	1/23/30	2,250,000	2,317,622
Total Banks				119,160,662
Capital Markets — 1.8%
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	6,300,000	5,624,474 (c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	2,500,000	2,482,226 (c)
Jefferies Financial Group Inc., Senior Notes	2.625%	10/15/31	6,000,000	5,338,948
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	6,000,000	5,234,511
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	10,000,000	8,834,295 (c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	2,200,000	2,056,167 (c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	4,300,000	4,173,433 (c)
Morgan Stanley, Senior Notes (5.466% to 1/18/34 then SOFR + 1.730%)	5.466%	1/18/35	1,000,000	1,041,891 (c)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	434,000	455,175 (c)
MSCI Inc., Senior Notes	4.000%	11/15/29	6,000,000	5,863,945 (a)
MSCI Inc., Senior Notes	3.250%	8/15/33	4,300,000	3,844,355 (a)
UBS Group AG, Senior Notes (6.246% to 9/22/28 then 1 year Treasury Constant Maturity Rate + 1.800%)	6.246%	9/22/29	3,400,000	3,587,833 (a)(c)
Total Capital Markets				48,537,253
Consumer Finance — 0.3%
Capital One Financial Corp., Senior Notes (5.463% to 7/26/29 then SOFR + 1.560%)	5.463%	7/26/30	9,000,000	9,320,088 (c)
Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	2,000,000	1,842,907
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	3,500,000	3,146,551
Corebridge Financial Inc., Senior Notes	3.900%	4/5/32	1,500,000	1,433,247
Corebridge Financial Inc., Senior Notes	6.050%	9/15/33	2,400,000	2,563,003
SMBC Aviation Capital Finance DAC, Senior Notes	5.100%	4/1/30	6,000,000	6,134,699 (a)
Total Financial Services				15,120,407
Insurance — 1.4%
AIA Group Ltd., Senior Notes	4.950%	4/4/33	600,000	616,248 (a)
Arthur J Gallagher & Co., Senior Notes	5.450%	7/15/34	5,000,000	5,189,435
Athene Global Funding, Secured Notes	2.673%	6/7/31	6,000,000	5,365,103 (a)
Athene Global Funding, Senior Secured Notes	5.543%	8/22/35	1,250,000	1,267,369 (a)
Brown & Brown Inc., Senior Notes	2.375%	3/15/31	7,000,000	6,233,489
See Notes to Financial Statements.

144
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Brown & Brown Inc., Senior Notes	5.250%	6/23/32	$715,000	$733,696
Brown & Brown Inc., Senior Notes	5.550%	6/23/35	1,280,000	1,317,723
Corebridge Global Funding, Secured Notes	5.900%	9/19/28	2,000,000	2,093,707 (a)
Five Corners Funding Trust II, Senior Notes	2.850%	5/15/30	7,000,000	6,561,539 (a)
Metropolitan Life Global Funding I, Secured Notes	4.300%	8/25/29	1,400,000	1,406,141 (a)
Reinsurance Group of America Inc., Senior Notes	3.900%	5/15/29	2,250,000	2,225,454
RGA Global Funding, Secured Notes	5.500%	1/11/31	2,100,000	2,193,050 (a)
Sammons Financial Group Inc., Senior Notes	6.875%	4/15/34	2,500,000	2,755,142 (a)
Total Insurance				37,958,096

Total Financials				230,096,506
Health Care — 2.8%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	4.500%	5/14/35	5,000,000	4,908,392
Amgen Inc., Senior Notes	5.250%	3/2/33	3,400,000	3,522,907
Regeneron Pharmaceuticals Inc., Senior Notes	1.750%	9/15/30	8,000,000	7,058,203
Total Biotechnology				15,489,502
Health Care Equipment & Supplies — 0.2%
Baxter International Inc., Senior Notes	2.539%	2/1/32	6,400,000	5,612,558
Health Care Providers & Services — 1.2%
CVS Health Corp., Senior Notes	1.875%	2/28/31	6,000,000	5,216,181
CVS Health Corp., Senior Notes	2.125%	9/15/31	3,000,000	2,604,763
CVS Health Corp., Senior Notes	5.000%	9/15/32	1,478,000	1,496,671
CVS Health Corp., Senior Notes	5.300%	6/1/33	2,000,000	2,047,954
CVS Health Corp., Senior Notes	4.875%	7/20/35	1,400,000	1,364,555
Elevance Health Inc., Senior Notes	2.550%	3/15/31	5,000,000	4,540,768
HCA Inc., Senior Notes	2.375%	7/15/31	4,000,000	3,549,572
HCA Inc., Senior Notes	3.625%	3/15/32	6,500,000	6,099,712
Icon Investments Six DAC, Senior Secured Notes	6.000%	5/8/34	365,000	383,329
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	3,000,000	2,720,185
UnitedHealth Group Inc., Senior Notes	4.500%	4/15/33	2,000,000	1,979,509
UnitedHealth Group Inc., Senior Notes	5.150%	7/15/34	1,900,000	1,950,748
Total Health Care Providers & Services				33,953,947
Life Sciences Tools & Services — 0.2%
Bio-Rad Laboratories Inc., Senior Notes	3.300%	3/15/27	500,000	493,337
IQVIA Inc., Senior Secured Notes	6.250%	2/1/29	5,200,000	5,478,408
Total Life Sciences Tools & Services				5,971,745
Pharmaceuticals — 0.6%
Bayer US Finance II LLC, Senior Notes	4.375%	12/15/28	5,500,000	5,481,538 (a)
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	1,700,000	1,717,974
Royalty Pharma PLC, Senior Notes	2.200%	9/2/30	5,000,000	4,490,132
Royalty Pharma PLC, Senior Notes	2.150%	9/2/31	2,600,000	2,264,603
Royalty Pharma PLC, Senior Notes	5.200%	9/25/35	1,250,000	1,249,420
Total Pharmaceuticals				15,203,667

Total Health Care				76,231,419
See Notes to Financial Statements.

145
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Industrials — 1.9%
Aerospace & Defense — 1.0%
Avolon Holdings Funding Ltd., Senior Notes	4.900%	10/10/30	$2,735,000	$2,751,351 (a)
Avolon Holdings Funding Ltd., Senior Notes	4.950%	10/15/32	5,300,000	5,237,918 (a)
Boeing Co., Senior Notes	3.600%	5/1/34	2,000,000	1,810,017
Boeing Co., Senior Notes	6.528%	5/1/34	5,000,000	5,531,301
Boeing Co., Senior Notes	3.500%	3/1/39	5,000,000	4,050,820
Boeing Co., Senior Notes	6.875%	3/15/39	2,800,000	3,172,980
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	4,350,000	4,466,765
Total Aerospace & Defense				27,021,152
Building Products — 0.3%
Carlisle Cos. Inc., Senior Notes	5.250%	9/15/35	705,000	713,846
Owens Corning, Senior Notes	5.700%	6/15/34	7,000,000	7,379,236
Total Building Products				8,093,082
Machinery — 0.4%
Essex Portfolio LP, Senior Notes	2.650%	3/15/32	4,000,000	3,570,299
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	4,200,000	4,463,521
Westinghouse Air Brake Technologies Corp., Senior Notes	4.700%	9/15/28	2,000,000	2,028,337
Total Machinery				10,062,157
Passenger Airlines — 0.2%
American Airlines Group Inc. Pass-Through Trust	3.250%	10/15/28	3,527,563	3,347,825
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	641,720	640,947 (a)
United Airlines Inc. Pass-Through Trust	4.875%	1/15/26	673,800	673,912
United Airlines Inc. Pass-Through Trust	5.875%	10/15/27	36,878	37,934
United Airlines Inc. Pass-Through Trust	2.900%	5/1/28	750,883	713,544
Total Passenger Airlines				5,414,162

Total Industrials				50,590,553
Information Technology — 1.4%
Communications Equipment — 0.3%
Motorola Solutions Inc., Senior Notes	5.400%	4/15/34	7,000,000	7,258,707
Electronic Equipment, Instruments & Components — 0.1%
Flex Ltd., Senior Notes	4.875%	5/12/30	3,000,000	3,030,517
Semiconductors & Semiconductor Equipment — 0.6%
Foundry JV Holdco LLC, Senior Secured Notes	5.500%	1/25/31	2,000,000	2,076,751 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	1,530,000	1,614,774 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	3,600,000	3,857,519 (a)
Intel Corp., Senior Notes	4.150%	8/5/32	4,600,000	4,438,998
Marvell Technology Inc., Senior Notes	4.750%	7/15/30	6,000,000	6,080,223
Total Semiconductors & Semiconductor Equipment				18,068,265
Software — 0.4%
Oracle Corp., Senior Notes	2.875%	3/25/31	5,000,000	4,592,325
Oracle Corp., Senior Notes	4.800%	9/26/32	950,000	951,464
Synopsys Inc., Senior Notes	5.000%	4/1/32	4,265,000	4,359,812
Total Software				9,903,601
Technology Hardware, Storage & Peripherals — 0.0%††
Hewlett Packard Enterprise Co., Senior Notes	4.850%	10/15/31	1,100,000	1,111,874

Total Information Technology				39,372,964
See Notes to Financial Statements.

146
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Materials — 0.3%
Chemicals — 0.1%
Syensqo Finance America LLC, Senior Notes	5.850%	6/4/34	$3,000,000	$3,137,638 (a)
Containers & Packaging — 0.1%
Amcor Flexibles North America Inc., Senior Notes	2.630%	6/19/30	3,500,000	3,230,315
Software — 0.1%
Sabine Pass Liquefaction LLC, Senior Secured Notes	4.200%	3/15/28	1,000,000	999,123

Total Materials				7,367,076
Real Estate — 0.7%
Diversified REITs — 0.2%
VICI Properties LP, Senior Notes	4.950%	2/15/30	5,000,000	5,059,345
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.875%	2/15/29	2,000,000	1,953,915 (a)
Total Diversified REITs				7,013,260
Health Care REITs — 0.1%
Alexandria Real Estate Equities Inc., Senior Notes	1.875%	2/1/33	4,000,000	3,287,439
Retail REITs — 0.1%
Simon Property Group LP, Senior Notes	2.200%	2/1/31	2,000,000	1,798,965
Specialized REITs — 0.3%
American Tower Corp., Senior Notes	5.350%	3/15/35	7,750,000	7,964,985

Total Real Estate				20,064,649
Technology — 0.2%
IT Services — 0.2%
Fiserv Inc., Senior Notes	3.500%	7/1/29	1,800,000	1,749,825
Fiserv Inc., Senior Notes	2.650%	6/1/30	4,700,000	4,353,164

Total Technology				6,102,989
Utilities — 3.7%
Electric Utilities — 3.5%
American Electric Power Co. Inc., Junior Subordinated Notes (5.800% to 3/15/31 then 5 year Treasury Constant Maturity Rate + 2.128%)	5.800%	3/15/56	2,735,000	2,732,254 (c)
American Electric Power Co. Inc., Junior Subordinated Notes (6.050% to 3/15/36 then 5 year Treasury Constant Maturity Rate + 1.940%)	6.050%	3/15/56	910,000	913,555 (c)
Constellation Energy Generation LLC, Senior Notes	5.800%	3/1/33	9,300,000	9,940,817
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	1,050,000	1,143,446
Duke Energy Corp., Senior Notes	2.450%	6/1/30	3,900,000	3,591,202
Duke Energy Corp., Senior Notes	3.750%	9/1/46	5,000,000	3,837,208
Duke Energy Ohio Inc., First Mortgage Bonds	5.250%	4/1/33	500,000	518,168
Electricite de France SA, Senior Notes	5.700%	5/23/28	600,000	620,914 (a)
Enel Finance International NV, Senior Notes	3.500%	4/6/28	2,700,000	2,651,424 (a)
Enel Finance International NV, Senior Notes	2.500%	7/12/31	3,500,000	3,127,020 (a)
Exelon Corp., Senior Notes	4.050%	4/15/30	4,500,000	4,453,610
NextEra Energy Capital Holdings Inc., Senior Notes	5.300%	3/15/32	4,010,000	4,166,992
NextEra Energy Capital Holdings Inc., Senior Notes	5.050%	2/28/33	5,000,000	5,109,762
NextEra Energy Capital Holdings Inc., Senior Notes	5.450%	3/15/35	6,000,000	6,209,141
Pacific Gas and Electric Co., Senior Secured Notes	3.250%	6/1/31	5,000,000	4,600,405
Southern Co., Senior Notes	3.700%	4/30/30	6,000,000	5,851,448
Southern Power Co., Senior Notes	4.900%	10/1/35	2,790,000	2,753,070
Virginia Electric and Power Co., Senior Notes	5.000%	4/1/33	9,000,000	9,163,583
See Notes to Financial Statements.

147
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Virginia Electric and Power Co., Senior Notes	4.900%	9/15/35	$6,640,000	$6,608,015
Virginia Electric and Power Co., Senior Notes	3.800%	9/15/47	1,600,000	1,241,196
Vistra Operations Co. LLC, Senior Secured Notes	4.300%	7/15/29	7,000,000	6,949,009 (a)
Wisconsin Electric Power Co., Senior Notes	4.600%	10/1/34	100,000	99,657
Xcel Energy Inc., Senior Notes	4.600%	6/1/32	7,500,000	7,446,568
Xcel Energy Inc., Senior Notes	5.450%	8/15/33	3,300,000	3,415,996
Total Electric Utilities				97,144,460
Multi-Utilities — 0.2%
Public Service Enterprise Group Inc., Senior Notes	2.450%	11/15/31	5,000,000	4,438,853

Total Utilities				101,583,313
Total Corporate Bonds & Notes (Cost — $753,870,985)				766,473,635
Mortgage-Backed Securities — 26.5%
FHLMC — 7.6%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	4/1/37- 8/1/52	75,998,384	62,386,361
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	4/1/37- 9/1/52	22,277,798	19,962,598
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	5/1/37- 7/1/52	25,625,754	21,977,868
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	12/1/39- 1/1/54	16,582,255	15,890,479
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	8/1/40- 11/1/54	15,641,033	15,806,361
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	2/1/47- 8/1/53	20,336,774	18,748,570
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	8/1/52- 2/1/53	17,257,791	16,821,191
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/54- 9/1/55	3,062,991	3,040,703
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	2/1/55- 9/1/55	29,497,869	30,155,241
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/48	4,042,124	3,892,495
Total FHLMC				208,681,867
FNMA — 11.8%
Federal National Mortgage Association (FNMA)	2.000%	5/1/36- 3/1/52	70,806,453	58,406,994
Federal National Mortgage Association (FNMA)	2.500%	7/1/37- 4/1/52	64,780,520	55,268,242
Federal National Mortgage Association (FNMA)	3.000%	9/1/37- 3/1/53	31,570,903	28,531,524
Federal National Mortgage Association (FNMA)	3.500%	12/1/39- 12/1/52	22,793,864	21,020,455
Federal National Mortgage Association (FNMA)	4.500%	7/1/47- 9/1/55	17,635,191	17,334,434
Federal National Mortgage Association (FNMA)	4.000%	2/1/49- 10/1/52	8,677,442	8,213,355
Federal National Mortgage Association (FNMA)	1.500%	9/1/51	3,757,592	2,890,360
See Notes to Financial Statements.

148
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	5.000%	10/1/52- 6/1/55	$32,647,130	$32,469,223
Federal National Mortgage Association (FNMA)	5.500%	5/1/53- 5/1/55	61,735,449	62,401,866
Federal National Mortgage Association (FNMA)	6.000%	8/1/53- 10/1/55	34,322,428	35,104,584
Total FNMA				321,641,037
GNMA — 7.1%
Government National Mortgage Association (GNMA) II	3.000%	4/20/45- 6/20/52	25,629,532	23,067,499
Government National Mortgage Association (GNMA) II	2.500%	9/20/46- 6/20/52	33,973,531	29,304,488
Government National Mortgage Association (GNMA) II	3.500%	10/20/47- 6/20/52	12,533,664	11,574,281
Government National Mortgage Association (GNMA) II	2.000%	10/20/50- 5/20/52	19,224,722	15,910,719
Government National Mortgage Association (GNMA) II	4.000%	6/20/52	5,864,293	5,575,452
Government National Mortgage Association (GNMA) II	4.500%	5/20/53- 7/20/55	11,982,973	11,672,696
Government National Mortgage Association (GNMA) II	5.500%	5/20/53- 9/20/54	34,844,429	35,198,538
Government National Mortgage Association (GNMA) II	5.000%	9/20/53- 6/20/55	31,292,799	31,192,745
Government National Mortgage Association (GNMA) II	6.000%	2/20/55- 9/20/55	30,946,215	31,507,021
Total GNMA				195,003,439

Total Mortgage-Backed Securities (Cost — $738,016,023)				725,326,343
Collateralized Mortgage Obligations(d) — 2.0%
BANK, 2022-BNK40 A4	3.504%	3/15/64	2,800,000	2,611,530 (c)
BANK5, 2025-5YR15 XA, IO	1.439%	7/15/58	19,949,122	1,004,694 (c)
BANK5, 2025-5YR17 AS	5.626%	11/15/58	2,219,000	2,290,970 (b)(c)
BBCMS Mortgage Trust, 2025-5C37 AS	5.382%	9/15/58	4,118,000	4,216,759
Benchmark Mortgage Trust, 2022-B32 A5	3.002%	1/15/55	5,560,000	4,959,357 (c)
Benchmark Mortgage Trust, 2025-V17 AM	5.425%	9/15/58	1,809,000	1,854,734
BMO Mortgage Trust, 2024-5C8 AS	5.940%	12/15/57	3,280,000	3,414,380 (c)
BMO Mortgage Trust, 2025-5C11 XA, IO	1.332%	7/15/58	58,207,580	2,744,167 (c)
BX Commercial Mortgage Trust, 2021-VOLT B (1 mo. Term SOFR + 1.064%)	5.215%	9/15/36	3,090,562	3,081,966 (a)(c)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	5.163%	2/15/39	1,161,289	1,160,886 (a)(c)
BX Mortgage Trust, 2021-PAC A (1 mo. Term SOFR + 0.804%)	4.954%	10/15/36	3,090,000	3,083,107 (a)(c)
BX Trust, 2022-IND A (1 mo. Term SOFR + 1.491%)	5.641%	4/15/37	2,587,449	2,590,527 (a)(c)
CFCRE Commercial Mortgage Trust, 2016-C7 A3	3.839%	12/10/54	1,870,000	1,850,365
Citigroup Commercial Mortgage Trust, 2016-P4 A2	2.450%	7/10/49	1,195,500	1,186,053
CSAIL Commercial Mortgage Trust, 2015-C3 A4	3.718%	8/15/48	75,517	75,351
GS Mortgage Securities Trust, 2016-GS2 A4	3.050%	5/10/49	850,000	844,246
JPMBB Commercial Mortgage Securities Trust, 2016-C1 A5	3.576%	3/17/49	2,773,000	2,762,573
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C27 AS	4.068%	12/15/47	1,304,000	1,288,435
SCG Commercial Mortgage Trust, 2025-FLWR A (1 mo. Term SOFR + 1.250%)	5.400%	8/15/42	3,000,000	3,006,726 (a)(c)
See Notes to Financial Statements.

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Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Wells Fargo Commercial Mortgage Trust, 2015-C31 A4	3.695%	11/15/48	$320,275	$319,633
Wells Fargo Commercial Mortgage Trust, 2016-C32 B	4.853%	1/15/59	1,801,000	1,770,376 (c)
Wells Fargo Commercial Mortgage Trust, 2016-LC24 AS	3.367%	10/15/49	4,903,790	4,823,221
Wells Fargo Commercial Mortgage Trust, 2025-5C5 XA, IO	1.533%	7/15/58	65,217,238	3,578,959 (c)

Total Collateralized Mortgage Obligations (Cost — $54,945,776)				54,519,015
Municipal Bonds — 0.7%
California — 0.6%
Golden State Tobacco Securitization Corp., CA, Subordinated Bond, Series 2021, Refunding	3.850%	6/1/50	4,330,000	3,947,665
San Bernardino, CA, Community College District, GO:
Refunding	2.686%	8/1/41	6,140,000	4,680,976
Refunding	2.856%	8/1/49	3,575,000	2,411,908
Whittier, CA, City School District, GO, Refunding	3.306%	8/1/43	7,500,000	5,983,077
Total California				17,023,626
Ohio — 0.1%
Greenville, OH, City School District, Refunding, SD Credit Program	3.541%	1/1/51	1,295,000	999,719

Total Municipal Bonds (Cost — $22,722,136)				18,023,345
Asset-Backed Securities — 0.2%
New Economy Assets - Phase 1 Sponsor LLC, 2021-1 A1 (Cost — $6,547,346)	1.910%	10/20/61	6,660,000	5,577,405 (a)
Total Investments before Short-Term Investments (Cost — $2,734,579,316)				2,697,792,387
			Shares
Short-Term Investments — 1.0%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $25,829,117)	4.032%		25,829,117	25,829,117 (e)(f)(g)
Total Investments — 99.7% (Cost — $2,760,408,433)				2,723,621,504
Other Assets in Excess of Liabilities — 0.3%				8,448,425
Total Net Assets — 100.0%				$2,732,069,929

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $25,829,117 and the cost was $25,829,117 (Note 6).

(g)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

See Notes to Financial Statements.

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 Franklin U.S. Core Bond ETF
Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
GO	—	General Obligation
IO	—	Interest Only
SOFR	—	Secured Overnight Financing Rate
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	396	12/2025	$82,584,121	$82,525,781	$(58,340)
U.S. Treasury 5-Year Notes	270	12/2025	29,543,908	29,482,735	(61,173)
U.S. Treasury 10-Year Notes	130	12/2025	14,614,752	14,625,000	10,248
U.S. Treasury Long-Term Bonds	24	12/2025	2,742,000	2,798,250	56,250
U.S. Treasury Ultra 10-Year Notes	410	12/2025	46,858,515	47,182,031	323,516
U.S. Treasury Ultra Long-Term Bonds	57	12/2025	6,649,407	6,843,563	194,156
Net unrealized appreciation on open futures contracts					$464,657
See Notes to Financial Statements.

151
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Treasury Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 94.8%
U.S. Government Obligations — 94.8%
U.S. Treasury Bonds	5.000%	5/15/37	$2,200,000	$2,359,758
U.S. Treasury Bonds	4.375%	2/15/38	6,500,000	6,558,652
U.S. Treasury Bonds	4.250%	5/15/39	2,500,000	2,462,500
U.S. Treasury Bonds	4.375%	5/15/40	4,750,000	4,702,314
U.S. Treasury Bonds	1.750%	8/15/41	3,000,000	2,036,426
U.S. Treasury Bonds	3.125%	2/15/42	75,610,000	62,756,300
U.S. Treasury Bonds	3.875%	5/15/43	14,850,000	13,455,492
U.S. Treasury Bonds	4.750%	2/15/45	7,500,000	7,548,633
U.S. Treasury Bonds	3.125%	5/15/48	65,800,000	50,755,961
U.S. Treasury Bonds	2.250%	2/15/52	1,000,000	620,508
U.S. Treasury Bonds	4.000%	11/15/52	37,000,000	32,750,781
U.S. Treasury Bonds	4.125%	8/15/53	20,630,000	18,653,227
U.S. Treasury Bonds	4.625%	2/15/55	15,500,000	15,240,859
U.S. Treasury Bonds	4.750%	8/15/55	15,000,000	15,053,906
U.S. Treasury Notes	4.500%	11/15/25	30,000,000	30,013,819
U.S. Treasury Notes	4.375%	12/15/26	14,600,000	14,716,344
U.S. Treasury Notes	3.750%	4/30/27	5,200,000	5,207,820
U.S. Treasury Notes	4.125%	10/31/27	190,900,000	192,861,200
U.S. Treasury Notes	1.125%	2/29/28	28,303,000	26,692,714
U.S. Treasury Notes	1.250%	4/30/28	111,000,000	104,589,316
U.S. Treasury Notes	1.250%	9/30/28	8,000,000	7,463,281
U.S. Treasury Notes	3.875%	9/30/29	16,000,000	16,112,188
U.S. Treasury Notes	3.500%	1/31/30	26,400,000	26,180,859
U.S. Treasury Notes	4.000%	3/31/30	18,000,000	18,208,828
U.S. Treasury Notes	3.875%	4/30/30	8,200,000	8,253,332
U.S. Treasury Notes	4.125%	8/31/30	8,100,000	8,237,162
U.S. Treasury Notes	3.750%	12/31/30	65,000,000	64,942,871
U.S. Treasury Notes	4.000%	1/31/31	7,500,000	7,579,834
U.S. Treasury Notes	4.250%	6/30/31	16,000,000	16,351,875
U.S. Treasury Notes	1.250%	8/15/31	8,000,000	6,920,313
U.S. Treasury Notes	3.750%	8/31/31	15,000,000	14,934,961
U.S. Treasury Notes	1.375%	11/15/31	28,630,000	24,786,199
U.S. Treasury Notes	1.875%	2/15/32	19,784,000	17,555,595
U.S. Treasury Notes	4.125%	11/15/32	14,500,000	14,670,488
U.S. Treasury Notes	3.875%	8/15/33	12,000,000	11,903,672
U.S. Treasury Notes	4.375%	5/15/34	21,900,000	22,411,143
U.S. Treasury Notes	4.625%	2/15/35	10,000,000	10,394,531
U.S. Treasury Notes	4.250%	5/15/35	25,900,000	26,142,813
U.S. Treasury Strip Coupon (STRIPS)	0.000%	2/15/29	32,100,000	28,356,942
U.S. Treasury Strip Coupon (STRIPS)	0.000%	2/15/31	70,200,000	57,052,219

Total U.S. Government & Agency Obligations (Cost — $1,010,244,712)				1,017,495,636
U.S. Treasury Inflation Protected Securities(a) — 3.6%
U.S. Treasury Notes, Inflation Indexed	2.375%	10/15/28	4,500,000	4,944,590
U.S. Treasury Notes, Inflation Indexed	2.125%	4/15/29	5,000,000	5,391,550
U.S. Treasury Notes, Inflation Indexed	1.625%	4/15/30	15,000,000	15,460,496
See Notes to Financial Statements.

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 Franklin U.S. Treasury Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Treasury Notes, Inflation Indexed	1.750%	1/15/34	$10,000,000	$10,562,848
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/35	2,550,000	2,587,056

Total U.S. Treasury Inflation Protected Securities (Cost — $38,642,410)				38,946,540
Total Investments before Short-Term Investments (Cost — $1,048,887,122)				1,056,442,176
			Shares
Short-Term Investments — 0.7%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $7,442,825)	4.032%		7,442,825	7,442,825 (b)(c)(d)
Total Investments — 99.1% (Cost — $1,056,329,947)				1,063,885,001
Other Assets in Excess of Liabilities — 0.9%				10,032,296
Total Net Assets — 100.0%				$1,073,917,297

(a)	Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $7,442,825 and the cost was $7,442,825 (Note 6).

(d)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
See Notes to Financial Statements.

153
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 83.8%
Communication Services — 0.4%
Entertainment — 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	$150,000	$158,200
Interactive Media & Services — 0.0%††
Meta Platforms Inc., Senior Notes	3.500%	8/15/27	68,000	67,732
Wireless Telecommunication Services — 0.3%
Rogers Communications Inc., Senior Notes	3.625%	12/15/25	300,000	299,454
Sprint LLC, Senior Notes	7.625%	3/1/26	90,000	90,203
Total Wireless Telecommunication Services				389,657

Total Communication Services				615,589
Consumer Discretionary — 8.0%
Automobiles — 6.0%
American Honda Finance Corp., Senior Notes (SOFR + 0.720%)	5.026%	10/22/27	925,000	925,271 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.730%)	4.999%	8/13/27	370,000	370,770 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.820%)	5.052%	3/3/28	370,000	370,517 (a)
BMW US Capital LLC, Senior Notes	4.650%	3/19/27	595,000	600,191 (b)
BMW US Capital LLC, Senior Notes (SOFR + 0.920%)	5.176%	8/13/27	500,000	502,786 (a)(b)
BMW US Capital LLC, Senior Notes (SOFR + 0.920%)	5.073%	3/21/28	488,000	490,852 (a)(b)
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	800,000	804,541
Hyundai Capital America, Senior Notes	5.300%	3/19/27	740,000	750,325 (b)
Hyundai Capital America, Senior Notes (SOFR + 1.040%)	5.196%	3/19/27	300,000	301,102 (a)(b)
Hyundai Capital America, Senior Notes (SOFR + 1.040%)	5.193%	6/24/27	687,000	690,650 (a)(b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.800%	11/13/26	550,000	554,372 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	3/31/28	225,000	228,357 (b)
Mercedes-Benz Finance North America LLC, Senior Notes (SOFR + 0.780%)	5.137%	4/1/27	225,000	225,819 (a)(b)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.450%)	4.781%	4/10/26	280,000	280,314 (a)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.720%)	4.920%	9/5/28	606,000	610,282 (a)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.770%)	5.040%	8/7/26	440,000	441,800 (a)
Volkswagen Group of America Finance LLC, Senior Notes	4.900%	8/14/26	490,000	492,407 (b)
Volkswagen Group of America Finance LLC, Senior Notes	4.450%	9/11/27	200,000	200,554 (b)
Volkswagen Group of America Finance LLC, Senior Notes (SOFR + 0.830%)	4.983%	3/20/26	600,000	601,119 (a)(b)
Total Automobiles				9,442,029
Hotels, Restaurants & Leisure — 1.2%
Hyatt Hotels Corp., Senior Notes	4.850%	3/15/26	298,000	298,245
Hyatt Hotels Corp., Senior Notes	5.750%	1/30/27	550,000	560,535
Marriott International Inc., Senior Notes	3.125%	6/15/26	225,000	223,394
Marriott International Inc., Senior Notes	5.450%	9/15/26	30,000	30,382
Marriott International Inc., Senior Notes	4.200%	7/15/27	215,000	215,746
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	194,000	194,835 (b)
Starbucks Corp., Senior Notes	4.750%	2/15/26	300,000	300,707
Total Hotels, Restaurants & Leisure				1,823,844
Household Durables — 0.4%
Lennar Corp., Senior Notes	5.250%	6/1/26	625,000	625,660
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	3.750%	9/15/28	120,000	119,597
Lowe’s Cos. Inc., Senior Notes	3.950%	10/15/27	285,000	284,859
See Notes to Financial Statements.

154
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 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialty Retail — continued
Lowe’s Cos. Inc., Senior Notes	4.000%	10/15/28	$290,000	$289,428
Total Specialty Retail				693,884

Total Consumer Discretionary				12,585,417
Consumer Staples — 2.2%
Consumer Staples Distribution & Retail — 0.7%
Alimentation Couche-Tard Inc., Senior Notes	4.148%	9/29/28	410,000	410,255 (b)
Kroger Co., Senior Notes	2.650%	10/15/26	52,000	51,291
Target Corp., Senior Notes	4.350%	6/15/28	257,000	259,629
Walmart Inc., Senior Notes (SOFR + 0.430%)	4.737%	4/28/27	300,000	301,039 (a)
Total Consumer Staples Distribution & Retail				1,022,214
Food Products — 0.6%
Mars Inc., Senior Notes	4.450%	3/1/27	425,000	428,237 (b)
Mondelez International Inc., Senior Notes	4.250%	5/6/28	550,000	552,673
Total Food Products				980,910
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	5.350%	3/22/26	200,000	200,840
Tobacco — 0.8%
Cargill Inc., Senior Notes (SOFR + 0.610%)	4.875%	2/11/28	330,000	330,857 (a)(b)
Philip Morris International Inc., Senior Notes	4.375%	11/1/27	200,000	201,587
Philip Morris International Inc., Senior Notes (SOFR + 0.830%)	5.133%	4/28/28	750,000	755,134 (a)
Total Tobacco				1,287,578

Total Consumer Staples				3,491,542
Energy — 1.1%
Oil, Gas & Consumable Fuels — 1.1%
Chevron USA Inc., Senior Notes (SOFR + 0.470%)	4.699%	2/26/28	185,000	185,282 (a)
Chevron USA Inc., Senior Notes (SOFR + 0.570%)	4.826%	8/13/28	305,000	306,119 (a)
Energy Transfer LP, Senior Notes	4.750%	1/15/26	250,000	250,078
ONEOK Inc., Senior Notes	5.550%	11/1/26	350,000	354,544
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	4.650%	10/15/25	700,000	700,005

Total Energy				1,796,028
Financials — 58.9%
Banks — 42.9%
ABN AMRO Bank NV, Senior Notes (4.988% to 12/3/27 then 1 year Treasury Constant Maturity Rate + 0.780%)	4.988%	12/3/28	400,000	406,352 (a)(b)
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	700,000	713,700 (a)(b)
ABN AMRO Bank NV, Senior Notes (6.575% to 10/13/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	6.575%	10/13/26	600,000	600,357 (a)(b)
ABN AMRO Bank NV, Senior Notes (SOFR + 0.750%)	5.095%	7/7/28	310,000	311,213 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.620%)	4.779%	6/18/28	370,000	371,590 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.650%)	4.831%	9/30/27	1,000,000	1,005,733 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.680%)	4.998%	7/16/27	445,000	447,585 (a)(b)
Australia & New Zealand Banking Group Ltd., Subordinated Notes	4.400%	5/19/26	200,000	200,290 (b)
Banco Bilbao Vizcaya Argentaria SA, Senior Notes (6.138% to 9/14/27 then 1 year Treasury Constant Maturity Rate + 2.700%)	6.138%	9/14/28	200,000	206,876 (a)
See Notes to Financial Statements.

155
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Banco Santander SA, Senior Notes (5.552% to 3/14/27 then 1 year Treasury Constant Maturity Rate + 1.250%)	5.552%	3/14/28	$200,000	$203,659 (a)
Banco Santander SA, Senior Notes (6.527% to 11/7/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.527%	11/7/27	600,000	614,788 (a)
Banco Santander SA, Senior Notes (SOFR + 1.120%)	5.452%	7/15/28	400,000	402,623 (a)
Bank of America Corp., Senior Notes (5.080% to 1/20/26 then SOFR + 1.290%)	5.080%	1/20/27	750,000	751,448 (a)
Bank of America Corp., Senior Notes (SOFR + 0.830%)	5.128%	1/24/29	645,000	645,786 (a)
Bank of America Corp., Senior Notes (SOFR + 1.110%)	5.376%	5/9/29	450,000	453,394 (a)
Bank of Montreal, Senior Notes (SOFR + 0.750%)	4.903%	9/22/28	675,000	675,788 (a)
Bank of Montreal, Senior Notes (SOFR + 0.860%)	5.158%	1/27/29	850,000	852,498 (a)
Bank of Montreal, Senior Notes (SOFR + 0.880%)	5.065%	9/10/27	695,000	697,762 (a)
Bank of Nova Scotia, Senior Notes	5.350%	12/7/26	500,000	507,527
Bank of Nova Scotia, Senior Notes (SOFR + 0.760%)	4.936%	9/15/28	360,000	360,295 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.780%)	4.983%	6/4/27	500,000	502,431 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.890%)	5.143%	2/14/29	675,000	676,539 (a)
Bank of Nova Scotia, Subordinated Notes	4.500%	12/16/25	200,000	200,076
Banque Federative du Credit Mutuel SA, Senior Notes	5.896%	7/13/26	940,000	953,127 (b)
Banque Federative du Credit Mutuel SA, Senior Notes	4.591%	10/16/28	270,000	272,561 (b)
Banque Federative du Credit Mutuel SA, Senior Notes (SOFR + 0.990%)	5.308%	10/16/28	378,000	379,158 (a)(b)
Banque Federative du Credit Mutuel SA, Senior Notes (SOFR + 1.070%)	5.319%	2/16/28	550,000	554,676 (a)(b)
Barclays PLC, Senior Notes	4.375%	1/12/26	503,000	503,039
Barclays PLC, Senior Notes (5.501% to 8/9/27 then 1 year Treasury Constant Maturity Rate + 2.650%)	5.501%	8/9/28	200,000	204,340 (a)
Barclays PLC, Senior Notes (5.829% to 5/9/26 then SOFR + 2.210%)	5.829%	5/9/27	500,000	504,479 (a)
Barclays PLC, Senior Notes (6.496% to 9/13/26 then SOFR + 1.880%)	6.496%	9/13/27	565,000	576,520 (a)
Barclays PLC, Senior Notes (SOFR + 1.490%)	5.669%	3/12/28	218,000	220,324 (a)
BNP Paribas SA, Senior Notes	3.500%	11/16/27	318,000	313,513 (b)
BNP Paribas SA, Senior Notes (SOFR + 1.430%)	5.696%	5/9/29	740,000	748,226 (a)(b)
BPCE SA, Senior Notes	3.500%	10/23/27	350,000	344,265 (b)
BPCE SA, Senior Notes (1.652% to 10/6/25 then SOFR + 1.520%)	1.652%	10/6/26	700,000	699,720 (a)(b)
BPCE SA, Senior Notes (5.975% to 1/18/26 then SOFR + 2.100%)	5.975%	1/18/27	590,000	592,257 (a)(b)
CaixaBank SA, Senior Notes (4.634% to 7/3/28 then SOFR + 1.140%)	4.634%	7/3/29	604,000	608,373 (a)(b)
CaixaBank SA, Senior Notes (6.208% to 1/18/28 then SOFR + 2.700%)	6.208%	1/18/29	245,000	254,861 (a)(b)
CaixaBank SA, Senior Notes (6.684% to 9/13/26 then SOFR + 2.080%)	6.684%	9/13/27	1,000,000	1,021,912 (a)(b)
Canadian Imperial Bank of Commerce, Senior Notes	5.926%	10/2/26	383,000	390,331
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.930%)	5.112%	9/11/27	600,000	602,225 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.940%)	5.092%	6/28/27	600,000	605,352 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 1.030%)	5.182%	3/30/29	360,000	362,301 (a)
Citibank NA, Senior Notes (4.876% to 11/19/26 then SOFR + 0.712%)	4.876%	11/19/27	445,000	448,559 (a)
Citigroup Inc., Senior Notes (SOFR + 0.770%)	4.964%	6/9/27	500,000	500,763 (a)
Citigroup Inc., Senior Notes (SOFR + 0.870%)	5.067%	3/4/29	715,000	715,442 (a)
Citigroup Inc., Senior Notes (SOFR + 1.143%)	5.408%	5/7/28	225,000	226,616 (a)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.460%)	4.701%	11/27/26	500,000	501,099 (a)(b)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.640%)	4.816%	3/14/28	825,000	829,378 (a)(b)
Commonwealth Bank of Australia, Subordinated Notes	4.500%	12/9/25	500,000	500,039 (b)
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	291,000	289,722
See Notes to Financial Statements.

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 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Cooperatieve Rabobank UA, Senior Notes	4.883%	1/21/28	$795,000	$813,025
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	250,000	248,264 (a)(b)
Cooperatieve Rabobank UA, Senior Notes (SOFR + 0.590%)	4.831%	5/27/27	250,000	250,834 (a)
Credit Agricole SA, Senior Notes	5.589%	7/5/26	500,000	505,613 (b)
Credit Agricole SA, Senior Notes (SOFR + 0.870%)	5.052%	3/11/27	356,000	357,618 (a)(b)
Credit Agricole SA, Senior Notes (SOFR + 1.210%)	5.392%	9/11/28	500,000	503,609 (a)(b)
Danske Bank A/S, Senior Notes	4.375%	6/12/28	290,000	291,209 (b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	400,000	400,468 (a)(b)
Danske Bank A/S, Senior Notes (5.427% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.427%	3/1/28	400,000	406,948 (a)(b)
DNB Bank ASA, Senior Notes (5.896% to 10/9/25 then SOFR + 1.950%)	5.896%	10/9/26	945,000	945,255 (a)(b)
Fifth Third Bank NA, Senior Notes (4.967% to 1/28/27 then SOFR + 0.810%)	4.967%	1/28/28	250,000	252,572 (a)
Fifth Third Bank NA, Senior Notes (SOFR + 0.810%)	5.108%	1/28/28	250,000	250,439 (a)
Goldman Sachs Bank USA, Senior Notes (SOFR + 0.750%)	4.986%	5/21/27	620,000	622,254 (a)
Goldman Sachs Bank USA, Senior Notes (SOFR + 0.770%)	4.929%	3/18/27	600,000	601,436 (a)
Huntington National Bank, Senior Notes (SOFR + 0.720%)	5.048%	4/12/28	765,000	763,733 (a)
ING Groep NV, Senior Notes (SOFR + 1.010%)	5.163%	3/25/29	675,000	678,584 (a)
ING Groep NV, Senior Notes (SOFR + 1.560%)	5.742%	9/11/27	1,000,000	1,009,410 (a)
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	505,000	506,857 (b)
JPMorgan Chase & Co., Senior Notes (4.505% to 10/22/27 then SOFR + 0.860%)	4.505%	10/22/28	745,000	751,570 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.860%)	5.166%	10/22/28	560,000	562,299 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.885%)	5.191%	4/22/27	250,000	250,843 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.920%)	5.226%	4/22/28	500,000	502,931 (a)
KeyCorp, Senior Notes	4.150%	10/29/25	645,000	644,795
Lloyds Banking Group PLC, Senior Notes (4.818% to 6/13/28 then 1 year Treasury Constant Maturity Rate + 0.830%)	4.818%	6/13/29	200,000	202,856 (a)
Lloyds Banking Group PLC, Senior Notes (5.087% to 11/26/27 then 1 year Treasury Constant Maturity Rate + 0.850%)	5.087%	11/26/28	200,000	203,587 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.060%)	5.298%	11/26/28	200,000	201,140 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.060%)	5.268%	6/13/29	200,000	200,856 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.560%)	5.842%	8/7/27	1,000,000	1,008,457 (a)
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	250,000	250,062
Macquarie Bank Ltd., Senior Notes (SOFR + 0.740%)	4.919%	6/12/28	490,000	492,648 (a)(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (5.017% to 7/20/27 then 1 year Treasury Constant Maturity Rate + 1.950%)	5.017%	7/20/28	650,000	659,953 (a)
Mizuho Financial Group Inc., Subordinated Notes	4.353%	10/20/25	280,000	279,976 (b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.600%)	4.900%	10/26/27	250,000	250,977 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.620%)	4.825%	6/11/27	250,000	251,179 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.650%)	4.826%	6/13/28	370,000	372,281 (a)(b)
National Bank of Canada, Senior Notes (4.702% to 3/5/26 then SOFR + 0.557%)	4.702%	3/5/27	280,000	280,428 (a)
National Bank of Canada, Senior Notes (5.600% to 7/2/26 then SOFR + 1.036%)	5.600%	7/2/27	650,000	656,549 (a)
NatWest Group PLC, Senior Notes (5.583% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 1.100%)	5.583%	3/1/28	450,000	458,529 (a)
NatWest Group PLC, Senior Notes (5.847% to 3/2/26 then 1 year Treasury Constant Maturity Rate + 1.350%)	5.847%	3/2/27	740,000	744,520 (a)
See Notes to Financial Statements.

157
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
NatWest Group PLC, Senior Notes (7.472% to 11/10/25 then 1 year Treasury Constant Maturity Rate + 2.850%)	7.472%	11/10/26	$600,000	$601,899 (a)
NatWest Group PLC, Senior Notes (SOFR + 1.100%)	5.350%	5/23/29	200,000	200,906 (a)
Nordea Bank Abp, Senior Notes (SOFR + 0.700%)	4.889%	3/17/28	605,000	608,069 (a)(b)
PNC Bank NA, Senior Notes (4.429% to 7/21/27 then SOFR + 0.727%)	4.429%	7/21/28	250,000	251,315 (a)
PNC Bank NA, Senior Notes (4.775% to 1/15/26 then SOFR + 0.504%)	4.775%	1/15/27	450,000	450,583 (a)
PNC Bank NA, Senior Notes (SOFR + 0.730%)	5.036%	7/21/28	250,000	250,489 (a)
PNC Financial Services Group Inc., Senior Notes (4.758% to 1/26/26 then SOFR + 1.085%)	4.758%	1/26/27	930,000	931,090 (a)
PNC Financial Services Group Inc., Senior Notes (5.102% to 7/23/26 then SOFR + 0.796%)	5.102%	7/23/27	167,000	168,141 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.720%)	5.033%	10/18/27	600,000	601,626 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.790%)	5.093%	7/23/27	300,000	300,659 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.830%)	5.132%	1/24/29	600,000	601,060 (a)
Royal Bank of Canada, Senior Notes (SOFR + 1.080%)	5.398%	7/20/26	500,000	502,922 (a)
Santander UK Group Holdings PLC, Senior Notes (6.833% to 11/21/25 then SOFR + 2.749%)	6.833%	11/21/26	600,000	601,798 (a)
Skandinaviska Enskilda Banken AB, Senior Notes (SOFR + 0.750%)	4.984%	6/2/28	495,000	497,892 (a)(b)
Skandinaviska Enskilda Banken AB, Senior Notes (SOFR + 0.890%)	5.090%	3/5/27	400,000	402,926 (a)(b)
Societe Generale SA, Senior Notes	4.000%	1/12/27	200,000	199,046 (b)
Societe Generale SA, Senior Notes	5.250%	2/19/27	650,000	657,275 (b)
Societe Generale SA, Senior Notes (6.447% to 1/12/26 then 1 year Treasury Constant Maturity Rate + 2.300%)	6.447%	1/12/27	505,000	507,491 (a)(b)
Societe Generale SA, Senior Notes (SOFR + 1.100%)	5.345%	2/19/27	290,000	291,014 (a)(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	5.520%	1/13/28	935,000	964,844
Sumitomo Mitsui Financial Group Inc., Senior Notes (SOFR + 1.300%)	5.635%	7/13/26	500,000	503,670 (a)
Svenska Handelsbanken AB, Senior Notes (SOFR + 0.660%)	4.880%	5/28/27	505,000	507,574 (a)(b)
Svenska Handelsbanken AB, Senior Notes (SOFR + 0.740%)	4.989%	5/23/28	435,000	437,795 (a)(b)
Swedbank AB, Senior Notes	6.136%	9/12/26	280,000	285,318 (b)
Swedbank AB, Senior Notes	5.337%	9/20/27	496,000	508,172 (b)
Toronto-Dominion Bank, Senior Notes	5.523%	7/17/28	245,000	254,516
Toronto-Dominion Bank, Senior Notes (SOFR + 0.620%)	4.783%	12/17/26	1,000,000	1,003,362 (a)
Toronto-Dominion Bank, Senior Notes (SOFR + 0.820%)	5.106%	1/31/28	670,000	673,501 (a)
Truist Bank, Senior Notes (4.420% to 7/24/27 then SOFR + 0.770%)	4.420%	7/24/28	252,000	253,127 (a)
Truist Bank, Senior Notes (4.671% to 5/20/26 then SOFR + 0.590%)	4.671%	5/20/27	620,000	621,437 (a)
Truist Bank, Senior Notes (SOFR + 0.770%)	5.072%	7/24/28	430,000	430,329 (a)
Truist Financial Corp., Senior Notes (5.900% to 10/28/25 then SOFR + 1.626%)	5.900%	10/28/26	500,000	500,424 (a)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	615,000	622,227 (a)
UniCredit SpA, Senior Notes	4.625%	4/12/27	200,000	200,920 (b)
US Bancorp, Senior Notes (5.727% to 10/21/25 then SOFR + 1.430%)	5.727%	10/21/26	845,000	845,580 (a)
US Bank NA, Senior Notes (4.507% to 10/22/26 then SOFR + 0.690%)	4.507%	10/22/27	1,000,000	1,003,359 (a)
US Bank NA, Senior Notes (4.730% to 5/15/27 then SOFR + 0.910%)	4.730%	5/15/28	260,000	262,341 (a)
US Bank NA, Senior Notes (SOFR + 0.910%)	5.161%	5/15/28	325,000	326,381 (a)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. Term SOFR + 1.432%)	3.196%	6/17/27	250,000	248,261 (a)
Wells Fargo & Co., Senior Notes (5.707% to 4/22/27 then SOFR + 1.070%)	5.707%	4/22/28	300,000	307,048 (a)
Wells Fargo & Co., Senior Notes (SOFR + 0.780%)	5.082%	1/24/28	530,000	531,189 (a)
See Notes to Financial Statements.

158
Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Senior Notes (SOFR + 1.070%)	5.376%	4/22/28	$77,000	$77,509 (a)
Wells Fargo & Co., Senior Notes (SOFR + 1.370%)	5.673%	4/23/29	630,000	639,004 (a)
Westpac Banking Corp., Senior Notes (SOFR + 0.460%)	4.778%	10/20/26	1,000,000	1,001,225 (a)
Westpac Banking Corp., Senior Notes (SOFR + 0.720%)	4.969%	11/17/25	445,000	445,358 (a)
Total Banks				67,246,724
Capital Markets — 6.9%
Bank of New York Mellon Corp., Senior Notes (4.441% to 6/9/27 then SOFR + 0.680%)	4.441%	6/9/28	185,000	186,322 (a)
Bank of New York Mellon Corp., Senior Notes (4.587% to 4/20/26 then SOFR + 0.693%)	4.587%	4/20/27	250,000	250,786 (a)
Bank of New York Mellon Corp., Senior Notes (SOFR + 0.680%)	4.874%	6/9/28	310,000	310,869 (a)
Bank of New York Mellon Corp., Senior Notes (SOFR + 0.830%)	5.141%	7/21/28	220,000	221,098 (a)
Charles Schwab Corp., Senior Notes (SOFR + 0.520%)	4.776%	5/13/26	100,000	100,124 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.000%	1/15/27	500,000	505,389 (b)
Daimler Truck Finance North America LLC, Senior Notes	4.300%	8/12/27	180,000	180,499 (b)
Daimler Truck Finance North America LLC, Senior Notes (SOFR + 0.840%)	5.168%	1/13/28	300,000	300,290 (a)(b)
Deutsche Bank AG, Senior Notes (2.129% to 11/24/25 then SOFR + 1.870%)	2.129%	11/24/26	609,000	606,797 (a)
Deutsche Bank AG, Senior Notes (2.552% to 1/7/27 then SOFR + 1.318%)	2.552%	1/7/28	300,000	293,474 (a)
Deutsche Bank AG, Senior Notes (7.146% to 7/13/26 then SOFR + 2.520%)	7.146%	7/13/27	643,000	656,820 (a)
Deutsche Bank AG, Senior Notes (SOFR + 1.210%)	5.541%	1/10/29	235,000	236,245 (a)
Goldman Sachs Group Inc., Senior Notes (SOFR + 1.290%)	5.593%	4/23/28	225,000	227,055 (a)
Jefferies Financial Group Inc., Senior Notes	4.750%	8/11/26	680,000	681,501
Jefferies Financial Group Inc., Senior Notes	4.500%	9/15/26	650,000	651,393
Morgan Stanley, Senior Notes (6.138% to 10/16/25 then SOFR + 1.770%)	6.138%	10/16/26	200,000	200,129 (a)
Morgan Stanley, Senior Notes (SOFR + 1.020%)	5.338%	4/13/28	680,000	683,655 (a)
Morgan Stanley, Senior Notes (SOFR + 1.380%)	5.698%	4/12/29	730,000	741,312 (a)
Morgan Stanley Bank NA, Senior Notes (SOFR + 0.900%)	5.228%	1/12/29	250,000	251,479 (a)
State Street Corp., Senior Notes (SOFR + 0.640%)	4.946%	10/22/27	834,000	836,653 (a)
State Street Corp., Senior Notes (SOFR + 0.845%)	5.118%	8/3/26	395,000	396,637 (a)
State Street Corp., Senior Notes (SOFR + 0.950%)	5.252%	4/24/28	135,000	135,706 (a)
UBS AG, Senior Notes (4.864% to 1/10/27 then SOFR + 0.720%)	4.864%	1/10/28	500,000	504,324 (a)
UBS Group AG, Senior Notes	4.282%	1/9/28	760,000	760,361 (b)
UBS Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	250,000	247,933 (a)(b)
UBS Group AG, Senior Notes (6.327% to 12/22/26 then 1 year Treasury Constant Maturity Rate + 1.600%)	6.327%	12/22/27	210,000	215,295 (a)(b)
UBS Group AG, Senior Notes (6.442% to 8/11/27 then SOFR + 3.700%)	6.442%	8/11/28	360,000	374,122 (a)(b)
Total Capital Markets				10,756,268
Consumer Finance — 2.3%
American Express Co., Senior Notes (4.351% to 7/20/28 then SOFR + 0.810%)	4.351%	7/20/29	125,000	125,756 (a)
American Express Co., Senior Notes (SOFR + 1.000%)	5.264%	2/16/28	1,000,000	1,006,399 (a)
American Express Co., Senior Notes (SOFR + 1.260%)	5.560%	4/25/29	275,000	278,984 (a)
Capital One Financial Corp., Senior Notes	3.750%	3/9/27	855,000	850,488
Capital One Financial Corp., Senior Notes (4.927% to 5/10/27 then SOFR + 2.057%)	4.927%	5/10/28	345,000	348,601 (a)
Capital One Financial Corp., Senior Notes (6.312% to 6/8/28 then SOFR + 2.640%)	6.312%	6/8/29	178,000	186,748 (a)
See Notes to Financial Statements.

159
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Finance — continued
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	8/1/27	$800,000	$809,339 (b)
Total Consumer Finance				3,606,315
Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.750%	1/30/26	450,000	446,385
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	500,000	491,383
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	4/1/28	445,000	451,984
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	475,000	457,898
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.560%)	4.825%	11/15/27	600,000	601,629 (a)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.500%)	4.849%	5/1/26	270,000	270,181 (a)(b)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.520%)	4.700%	10/9/26	475,000	475,233 (a)(b)
PayPal Holdings Inc., Senior Notes (SOFR + 0.670%)	4.867%	3/6/28	230,000	230,482 (a)
Total Financial Services				3,425,175
Insurance — 4.6%
AEGON Funding Co. LLC, Senior Notes	5.500%	4/16/27	500,000	509,050 (b)
Arthur J Gallagher & Co., Senior Notes	4.600%	12/15/27	665,000	671,800
Athene Global Funding, Secured Notes	4.950%	1/7/27	561,000	566,034 (b)
Athene Global Funding, Secured Notes	5.349%	7/9/27	420,000	428,002 (b)
Athene Global Funding, Secured Notes (SOFR + 0.950%)	5.147%	3/6/28	400,000	400,890 (a)(b)
Athene Global Funding, Senior Secured Notes	4.860%	8/27/26	500,000	503,390 (b)
Brown & Brown Inc., Senior Notes	4.600%	12/23/26	185,000	186,033
CNO Global Funding, Secured Notes	4.875%	12/10/27	165,000	167,200 (b)
Corebridge Global Funding, Senior Secured Notes (SOFR + 1.300%)	5.453%	9/25/26	500,000	503,881 (a)(b)
Marsh & McLennan Cos. Inc., Senior Notes (SOFR + 0.700%)	4.980%	11/8/27	100,000	100,490 (a)
MassMutual Global Funding II, Secured Notes (SOFR + 0.740%)	5.073%	4/9/27	100,000	100,516 (a)(b)
Metropolitan Life Global Funding I, Secured Notes	4.150%	8/25/28	243,000	243,766 (b)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.700%)	4.882%	6/11/27	280,000	281,597 (a)(b)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.700%)	4.932%	8/25/28	450,000	451,291 (a)(b)
New York Life Global Funding, Secured Notes (SOFR + 0.660%)	4.960%	7/25/28	370,000	370,740 (a)(b)
New York Life Global Funding, Senior Secured Notes (SOFR + 0.880%)	5.188%	4/25/28	625,000	630,038 (a)(b)
Northwestern Mutual Global Funding, Secured Notes (SOFR + 0.660%)	4.892%	8/25/28	360,000	361,140 (a)(b)
Principal Life Global Funding II, Secured Notes (SOFR + 0.810%)	5.058%	8/18/28	310,000	310,807 (a)(b)
Protective Life Global Funding, Secured Notes	4.335%	9/13/27	210,000	211,158 (b)
Protective Life Global Funding, Secured Notes (SOFR + 0.700%)	5.031%	4/10/26	300,000	300,648 (a)(b)
Total Insurance				7,298,471

Total Financials				92,332,953
Health Care — 1.9%
Health Care Equipment & Supplies — 0.5%
GE HealthCare Technologies Inc., Senior Notes	5.600%	11/15/25	795,000	795,366
Health Care Providers & Services — 0.7%
CVS Health Corp., Senior Notes	5.000%	2/20/26	500,000	500,768
CVS Health Corp., Senior Notes	2.875%	6/1/26	150,000	148,640
CVS Health Corp., Senior Notes	3.000%	8/15/26	475,000	470,199
Total Health Care Providers & Services				1,119,607
Life Sciences Tools & Services — 0.1%
Illumina Inc., Senior Notes	4.650%	9/9/26	200,000	200,985
See Notes to Financial Statements.

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(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — 0.6%
Eli Lilly & Co., Senior Notes	4.000%	10/15/28	$240,000	$240,473
Eli Lilly & Co., Senior Notes (SOFR + 0.530%)	4.749%	10/15/28	600,000	601,167 (a)
Total Pharmaceuticals				841,640

Total Health Care				2,957,598
Industrials — 4.4%
Aerospace & Defense — 1.6%
Boeing Co., Senior Notes	2.196%	2/4/26	720,000	714,638
Boeing Co., Senior Notes	3.100%	5/1/26	462,000	458,988
Boeing Co., Senior Notes	2.250%	6/15/26	200,000	197,212
Boeing Co., Senior Notes	5.040%	5/1/27	240,000	242,653
Howmet Aerospace Inc., Senior Notes	5.900%	2/1/27	285,000	291,745
RTX Corp., Senior Notes	5.000%	2/27/26	500,000	501,282
Total Aerospace & Defense				2,406,518
Building Products — 0.3%
Owens Corning, Senior Notes	3.400%	8/15/26	401,000	398,012
Owens Corning, Senior Notes	5.500%	6/15/27	100,000	102,221
Total Building Products				500,233
Industrial Conglomerates — 0.1%
Siemens Funding BV, Senior Notes (SOFR + 0.640%)	4.887%	5/26/28	200,000	200,541 (a)(b)
Machinery — 1.7%
John Deere Capital Corp., Senior Notes	4.900%	6/11/27	500,000	508,493
John Deere Capital Corp., Senior Notes (SOFR + 0.500%)	4.732%	3/6/28	820,000	821,837 (a)
John Deere Capital Corp., Senior Notes (SOFR + 0.580%)	4.799%	9/11/28	360,000	362,668 (a)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes (SOFR + 0.750%)	4.947%	9/11/28	240,000	240,904 (a)(b)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes (SOFR + 0.980%)	5.180%	9/10/27	685,000	692,169 (a)(b)
Total Machinery				2,626,071
Trading Companies & Distributors — 0.7%
Air Lease Corp., Senior Notes	2.875%	1/15/26	605,000	602,382
Air Lease Corp., Senior Notes	5.300%	6/25/26	500,000	503,437
Total Trading Companies & Distributors				1,105,819

Total Industrials				6,839,182
Information Technology — 1.3%
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Senior Notes	4.375%	6/12/28	435,000	439,006
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Inc., Senior Notes	5.050%	7/12/27	440,000	447,684
Broadcom Inc., Senior Notes	4.800%	4/15/28	335,000	341,229
Total Semiconductors & Semiconductor Equipment				788,913
Software — 0.5%
Oracle Corp., Senior Notes	1.650%	3/25/26	235,000	232,260
Oracle Corp., Senior Notes (SOFR + 0.760%)	5.043%	8/3/28	485,000	487,797 (a)
Synopsys Inc., Senior Notes	4.550%	4/1/27	65,000	65,416
Total Software				785,473

Total Information Technology				2,013,392
See Notes to Financial Statements.

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Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Materials — 0.5%
Metals & Mining — 0.4%
Glencore Funding LLC, Senior Notes (SOFR + 0.750%)	4.901%	10/1/26	$405,000	$405,942 (a)(b)
Rio Tinto Finance USA PLC, Senior Notes (SOFR + 0.840%)	5.016%	3/14/28	140,000	141,200 (a)
Total Metals & Mining				547,142
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	106,000	104,018 (b)
Georgia-Pacific LLC, Senior Notes	4.400%	6/30/28	110,000	110,979 (b)
Total Paper & Forest Products				214,997

Total Materials				762,139
Real Estate — 3.2%
Diversified REITs — 0.7%
Essex Portfolio LP, Senior Notes	3.375%	4/15/26	140,000	139,302
Realty Income Corp., Senior Notes	0.750%	3/15/26	350,000	344,524
Realty Income Corp., Senior Notes	4.875%	6/1/26	553,000	555,154
Total Diversified REITs				1,038,980
Office REITs — 0.5%
Boston Properties LP, Senior Notes	3.650%	2/1/26	570,000	568,328
Boston Properties LP, Senior Notes	2.750%	10/1/26	195,000	191,947
Total Office REITs				760,275
Residential REITs — 0.3%
Camden Property Trust, Senior Notes	5.850%	11/3/26	500,000	509,091
Retail REITs — 1.2%
Nationwide Building Society, Senior Notes (6.557% to 10/18/26 then SOFR + 1.910%)	6.557%	10/18/27	604,000	617,837 (a)(b)
Nationwide Building Society, Senior Notes (SOFR + 1.070%)	5.398%	7/14/29	366,000	366,722 (a)(b)
Nationwide Building Society, Senior Notes (SOFR + 1.290%)	5.539%	2/16/28	845,000	851,748 (a)(b)
Total Retail REITs				1,836,307
Specialized REITs — 0.5%
American Tower Corp., Senior Notes	3.375%	10/15/26	350,000	347,554
Public Storage Operating Co., Senior Notes (SOFR + 0.700%)	5.018%	4/16/27	500,000	501,686 (a)
Total Specialized REITs				849,240

Total Real Estate				4,993,893
Utilities — 1.9%
Electric Utilities — 1.0%
Enel Finance International NV, Senior Notes	4.125%	9/30/28	200,000	199,513 (b)
Eversource Energy, Senior Notes	4.750%	5/15/26	390,000	391,224
Georgia Power Co., Senior Notes (SOFR + 0.280%)	4.456%	9/15/26	140,000	140,039 (a)
NextEra Energy Capital Holdings Inc., Senior Notes	3.550%	5/1/27	100,000	99,194
NextEra Energy Capital Holdings Inc., Senior Notes	4.685%	9/1/27	85,000	85,941
NextEra Energy Capital Holdings Inc., Senior Notes	4.850%	2/4/28	65,000	66,165
NextEra Energy Capital Holdings Inc., Senior Notes (SOFR + 0.800%)	5.082%	2/4/28	560,000	564,960 (a)
Total Electric Utilities				1,547,036
Gas Utilities — 0.1%
Southern Co. Gas Capital Corp., Senior Notes	4.050%	9/15/28	75,000	74,945
Multi-Utilities — 0.8%
Dominion Energy Inc., Senior Notes	3.900%	10/1/25	500,000	500,000
See Notes to Financial Statements.

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 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Multi-Utilities — continued
Dominion Energy Inc., Senior Notes	4.600%	5/15/28	$160,000	$161,667
DTE Energy Co., Senior Notes	4.950%	7/1/27	245,000	248,170
DTE Energy Co., Senior Notes	4.875%	6/1/28	160,000	162,815
WEC Energy Group Inc., Senior Notes	5.600%	9/12/26	220,000	222,970
Total Multi-Utilities				1,295,622

Total Utilities				2,917,603
Total Corporate Bonds & Notes (Cost — $130,718,843)				131,305,336
Certificates of Deposit — 0.7%
Intesa Sanpaolo SpA	5.050%	1/13/26	500,000	500,908
Intesa Sanpaolo SpA	4.400%	8/19/26	610,000	610,788

Total Certificates of Deposit (Cost — $1,110,000)				1,111,696
Total Investments before Short-Term Investments (Cost — $131,828,843)				132,417,032

Short-Term Investments — 14.9%
Commercial Paper — 14.9%
AES Corp.	4.668%	10/1/25	970,000	969,879 (c)
Agree LP	4.739%	10/9/25	445,000	444,492 (c)
Air Lease Corp.	4.675%	10/8/25	390,000	389,610 (c)
Alexandria Real Estate Equities Inc.	4.478%	10/3/25	580,000	579,791 (c)
Alexandria Real Estate Equities Inc.	4.488%	10/10/25	305,000	304,633 (c)
Alexandria Real Estate Equities Inc.	4.498%	10/17/25	380,000	379,222 (c)
Alimentation Couche-Tard Inc.	4.479%	10/7/25	345,000	344,710 (c)
Alimentation Couche-Tard Inc.	4.495%	10/10/25	285,000	284,657 (c)
Ameren Corp.	4.325%	10/1/25	620,000	619,928 (c)
AutoNation Inc.	4.725%	10/1/25	570,000	569,928 (c)
AvalonBay Communities Inc.	4.421%	10/2/25	250,000	249,941 (c)
Bayer AG	4.234%	7/20/26	750,000	725,444 (c)
Bell Canada	4.371%	10/6/25	360,000	359,747 (c)
Boston Properties LP	4.441%	10/7/25	510,000	509,575 (c)
Boston Properties LP	4.441%	10/8/25	415,000	414,605 (c)
Bunge Global SA	4.477%	10/20/25	325,000	324,221 (c)
Bunge Global SA	4.482%	10/22/25	325,000	324,142 (c)
Bunge Global SA	4.469%	11/25/25	285,000	283,095 (c)
Bunge Global SA	4.460%	12/1/25	460,000	456,603 (c)
Charles Schwab Corp.	4.256%	11/14/25	365,000	363,129 (c)
CRH America Finance Inc.	4.434%	10/16/25	551,000	549,953 (c)
Crown Castle Inc.	4.764%	10/2/25	585,000	584,851 (c)
CVS Health Corp.	4.809%	10/10/25	250,000	249,679 (c)
Enbridge US Inc.	4.415%	10/10/25	295,000	294,651 (c)
Enbridge US Inc.	4.445%	10/20/25	415,000	414,012 (c)
Enel Finance America LLC	4.389%	12/19/25	325,000	321,954 (c)
Essex Portfolio LP	4.382%	10/2/25	285,000	284,933 (c)
Fidelity National Information Services Inc.	4.416%	10/9/25	250,000	249,734 (c)
Fidelity National Information Services Inc.	4.419%	10/10/25	320,000	319,621 (c)
FMC Corp.	5.090%	10/1/25	610,000	609,917 (c)
General Motors Financial Co. Inc.	4.443%	10/20/25	250,000	249,405 (c)
Glencore Funding LLC	4.487%	10/16/25	250,000	249,520 (c)
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Glencore Funding LLC	4.465%	11/28/25	$415,000	$412,080 (c)
Honeywell International Inc.	4.181%	12/15/25	300,000	297,452 (c)
Honeywell International Inc.	4.179%	12/16/25	300,000	297,420 (c)
Macquarie Bank Ltd.	0.473%	5/14/26	250,000	250,177 (c)
Macquarie Group Ltd.	4.187%	12/19/25	580,000	574,810 (c)
Marriott International Inc.	4.454%	10/30/25	310,000	308,892 (c)
Mid-America Apartments LP	4.401%	10/1/25	325,000	324,962 (c)
Mid-America Apartments LP	4.382%	10/2/25	285,000	284,933 (c)
Mid-America Apartments LP	4.389%	10/3/25	250,000	249,912 (c)
Mid-America Apartments LP	4.408%	10/7/25	300,000	299,752 (c)
NiSource Inc.	4.427%	10/14/25	385,000	384,361 (c)
Nutrien Ltd.	4.492%	10/20/25	305,000	304,266 (c)
Oracle Corp.	4.393%	11/17/25	335,000	333,111 (c)
Oracle Corp.	4.335%	12/11/25	350,000	347,082 (c)
O’Reilly Automotive Inc.	4.441%	10/6/25	485,000	484,654 (c)
O’Reilly Automotive Inc.	4.411%	10/10/25	375,000	374,557 (c)
Ovintiv Inc.	4.952%	10/20/25	525,000	523,611 (c)
Penske Truck Leasing Co. LP	4.459%	10/2/25	260,000	259,938 (c)
Phillips	4.483%	10/20/25	340,000	339,184 (c)
Protective Life Corp.	4.525%	10/16/25	540,000	538,953 (c)
Protective Life Corp.	5.408%	10/23/25	310,000	308,973 (c)(d)
Ryder System Inc.	4.401%	10/1/25	350,000	349,959 (c)
Ryder System Inc.	4.408%	10/7/25	250,000	249,793 (c)
Targa Resources Corp.	4.534%	10/1/25	330,000	329,960 (c)
Targa Resources Corp.	4.817%	10/6/25	300,000	299,768 (c)
Targa Resources Corp.	4.883%	10/17/25	300,000	299,335 (c)
UDR Inc.	4.382%	10/2/25	375,000	374,912 (c)
UDR Inc.	4.431%	10/15/25	370,000	369,341 (c)
VW Credit Inc.	4.455%	11/5/25	250,000	248,928 (c)

Total Commercial Paper (Cost — $23,289,020)				23,296,658
			Shares
Money Market Funds — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $4,667)	4.032%		4,667	4,667 (e)(f)(g)

Total Short-Term Investments (Cost — $23,293,687)				23,301,325
Total Investments — 99.4% (Cost — $155,122,530)				155,718,357
Other Assets in Excess of Liabilities — 0.6%				922,365
Total Net Assets — 100.0%				$156,640,722

See Notes to Financial Statements.

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 Franklin Ultra Short Bond ETF
††	Represents less than 0.1%.
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Rate shown represents yield-to-maturity.
(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $4,667 and the cost was $4,667 (Note 6).

(g)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)
September 30, 2025

	Franklin Disruptive Commerce ETF	Franklin Dividend Growth ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $6,965,004, $4,935,329, $969,997,190 and $3,179,963, respectively)	$8,727,066	$4,982,957	$984,230,751	$4,149,558
Investments in affiliated securities, at value (Cost — $0, $74,906, $0 and $40,725, respectively)	—	74,906	—	40,725
Foreign currency, at value (Cost — $5, $0, $0 and $8,682, respectively)	5	—	—	8,583
Cash	31,639	—	8,116,044	—
Dividends receivable	221	1,488	12,488,427	105
Receivable for securities sold	—	—	46,837	—
Dividends receivable from affiliated investments	—	237	—	174
Total Assets	8,758,931	5,059,588	1,004,882,059	4,199,145
Liabilities:
Investment management fee payable	3,579	2,031	229,737	1,699
Payable for securities purchased	—	—	20,966,910	—
Total Liabilities	3,579	2,031	21,196,647	1,699
Total Net Assets	$8,755,352	$5,057,557	$983,685,412	$4,197,446
Net Assets:
Paid-in capital	$17,902,061	$5,009,951	$973,093,691	$4,109,222
Total distributable earnings (loss)	(9,146,709)	47,606	10,591,721	88,224
Total Net Assets	$8,755,352	$5,057,557	$983,685,412	$4,197,446
Shares Outstanding	200,000	200,000	39,800,000	150,000
Net Asset Value	$43.78	$25.29	$24.72	$27.98
See Notes to Financial Statements.

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September 30, 2025

	Franklin Focused Growth ETF	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Equity Focus ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $134,235,780, $14,803,625, $607,286,787 and $91,183,078, respectively)	$187,595,177	$16,908,994	$616,557,402	$97,155,421
Investments in affiliated securities, at value (Cost — $2,451,209, $0, $20,275,071 and $1,438,996, respectively)	2,451,209	—	20,275,071	1,438,996
Foreign currency, at value (Cost — $0, $7, $25 and $0, respectively)	—	8	25	—
Cash	56,711	77,547	5,345	4
Interest and dividends receivable from unaffiliated investments	9,455	1,597	10,820,883	477,907
Dividends receivable from affiliated investments	6,098	—	8,258	4,908
Receivable for securities sold	—	34,170	2,381,101	722,540
Total Assets	190,118,650	17,022,316	650,048,085	99,799,776
Liabilities:
Investment management fee payable	81,749	6,877	208,626	22,583
Payable for securities purchased	18,910	—	15,135,000	1,990,144
Total Liabilities	100,659	6,877	15,343,626	2,012,727
Total Net Assets	$190,017,991	$17,015,439	$634,704,459	$97,787,049
Net Assets:
Paid-in capital	$147,846,210	$27,858,587	$634,606,720	$96,953,625
Total distributable earnings (loss)	42,171,781	(10,843,148)	97,739	833,424
Total Net Assets	$190,017,991	$17,015,439	$634,704,459	$97,787,049
Shares Outstanding	3,998,775	550,000	25,900,000	1,650,000
Net Asset Value	$47.52	$30.94	$24.51	$59.26
See Notes to Financial Statements.

167
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Assets and Liabilities (unaudited) (cont’d)
September 30, 2025

	Franklin Income Focus ETF	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $801,597,013, $29,540,671, $605,127,291 and $609,507,966, respectively)	$845,100,345	$47,341,445	$627,308,099	$601,942,392
Investments in affiliated securities, at value (Cost — $25,541,158, $0, $44,401,795 and $5,101,688, respectively)	25,541,158	—	44,401,795	5,101,688
Foreign currency, at value (Cost — $56,953, $20, $4,536,495 and $0, respectively)	63,783	20	4,556,472	—
Cash	324,079	655,171	230,000	283
Interest and dividends receivable from unaffiliated investments	6,989,256	11,520	4,816,307	6,663,906
Receivable for Fund shares sold	5,263,117	—	—	—
Receivable for securities sold	4,884,437	—	8,336,401	5,716,636
Dividends receivable from affiliated investments	60,882	—	24,412	2,872
Unrealized appreciation on forward foreign currency contracts	—	—	2,170,098	—
Total Assets	888,227,057	48,008,156	691,843,584	619,427,777
Liabilities:
Payable for securities purchased	25,247,972	—	15,012,559	7,222,853
Distributions payable	3,536,558	—	—	—
Investment management fee payable	254,982	18,863	139,926	175,198
Deposits from brokers for OTC derivatives	—	—	230,000	—
Unrealized depreciation on forward foreign currency contracts	—	—	2,362,216	—
Total Liabilities	29,039,512	18,863	17,744,701	7,398,051
Total Net Assets	$859,187,545	$47,989,293	$674,098,883	$612,029,726
Net Assets:
Paid-in capital	$819,019,606	$32,161,209	$702,384,621	$691,418,709
Total distributable earnings (loss)	40,167,939	15,828,084	(28,285,738)	(79,388,983)
Total Net Assets	$859,187,545	$47,989,293	$674,098,883	$612,029,726
Shares Outstanding	31,050,000	550,000	32,850,000	28,000,000
Net Asset Value	$27.67	$87.25	$20.52	$21.86
See Notes to Financial Statements.

168
Franklin Templeton ETF Trust 2025 Semi-Annual Report

September 30, 2025

	Franklin Multisector Income ETF	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF‡
Assets:
Investments in unaffiliated securities, at value (Cost — $14,420,485, $89,049,331, $1,119,798,965 and $303,700,347, respectively)	$14,457,442	$88,568,206	$1,100,898,193	$350,479,473
Investments in affiliated securities, at value (Cost — $643,470, $0, $132,864,654 and $0, respectively)	643,470	—	133,029,617	—
Foreign currency, at value (Cost — $0, $0, $0 and $281,481, respectively)	—	—	—	283,367
Cash	165	142,029	2,874,738	8,204,157
Interest receivable	152,637	1,211,060	6,473,400	760,454
Deposits with brokers for centrally cleared swap contracts	129,739	—	—	—
Receivable from brokers — net variation margin on centrally cleared swap contracts	62,789	—	—	—
OTC swaps, at value (premiums received — $13,790, 0, 0 and 0, respectively)	31,385	—	—	—
Deposits with brokers for open futures contracts	26,250	—	—	—
Dividends receivable from affiliated investments	1,187	—	67,049	—
Deposits with brokers for OTC derivatives	—	—	—	1,229,786
Receivable for Fund shares sold	—	—	—	32,995,228
Receivable for securities sold	—	—	4,686,358	1
Receivable from brokers — net variation margin on open futures contracts	—	—	—	58,985,497
Unrealized appreciation on forward foreign currency contracts	—	—	—	3,249,378
Total Assets	15,505,064	89,921,295	1,248,029,355	456,187,341
Liabilities:
Payable for securities purchased	234,251	—	31,328,625	48
Payable to brokers — net variation margin on open futures contracts	60,570	—	—	—
Payable for open OTC swap contracts	31,787	—	—	—
OTC swaps, at value (paid — $11,222, $0, $0 and $0, respectively)	19,400	—	—	1,513,394
Investment management fee payable	4,861	22,048	435,048	171,283
Deposits from brokers for open futures contracts	—	—	—	33,811,458
Unrealized depreciation on forward foreign currency contracts	—	—	—	1,163,948
Accrued expenses	—	—	—	2,477
Total Liabilities	350,869	22,048	31,763,673	36,662,608
Total Net Assets	$15,154,195	$89,899,247	$1,216,265,682	$419,524,733
Net Assets:
Paid-in capital	$15,047,644	$103,272,118	$1,240,676,398	$375,949,520
Total distributable earnings (loss)	106,551	(13,372,871)	(24,410,716)	43,575,213
Total Net Assets	$15,154,195	$89,899,247	$1,216,265,682	$419,524,733
Shares Outstanding	600,000	3,800,000	50,650,000	15,900,000
Net Asset Value	$25.26	$23.66	$24.01	$26.39

‡	Consolidated Financial Statements (Note 12).
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Assets and Liabilities (unaudited) (cont’d)
September 30, 2025

	Franklin U.S. Core Bond ETF	Franklin U.S. Treasury Bond ETF	Franklin Ultra Short Bond ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $2,734,579,316, $1,048,887,122 and $155,117,863, respectively)	$2,697,792,387	$1,056,442,176	$155,713,690
Investments in affiliated securities, at value (Cost — $25,829,117, $7,442,825 and $4,667, respectively)	25,829,117	7,442,825	4,667
Cash	—	—	5,362
Interest receivable	17,249,737	9,807,889	1,313,625
Receivable for securities sold	10,843,858	78,380	3,383
Deposits with brokers for open futures contracts	2,484,300	—	—
Dividends receivable from affiliated investments	78,793	31,389	931
Receivable for Fund shares sold	—	9,293,494	—
Total Assets	2,754,278,192	1,083,096,153	157,041,658
Liabilities:
Payable for securities purchased	21,864,968	9,100,916	381,984
Investment management fee payable	331,436	77,940	18,952
Payable to brokers — net variation margin on open futures contracts	11,859	—	—
Total Liabilities	22,208,263	9,178,856	400,936
Total Net Assets	$2,732,069,929	$1,073,917,297	$156,640,722
Net Assets:
Paid-in capital	$2,950,579,425	$1,147,280,234	$155,524,525
Total distributable earnings (loss)	(218,509,496)	(73,362,937)	1,116,197
Total Net Assets	$2,732,069,929	$1,073,917,297	$156,640,722
Shares Outstanding	125,850,000	52,000,000	6,250,000
Net Asset Value	$21.71	$20.65	$25.06
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Operations (unaudited)
For the Six Months Ended September 30, 2025

	Franklin Disruptive Commerce ETF	Franklin Dividend Growth ETF†	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF
Investment Income:
Dividends	$9,728	$3,771	—	$4,937
Dividends from affiliated investments	—	237	—	1,675
Interest	—	—	$16,020,428	—
Less: Foreign taxes withheld	(188)	—	—	(4)
Total Investment Income	9,540	4,008	16,020,428	6,608
Expenses:
Investment management fee (Note 2)	20,723	2,300	1,120,445	10,932
Total Expenses	20,723	2,300	1,120,445	10,932
Less: Fee waivers and/or expense reimbursements (Note 2)	—	—	—	(179)
Net Expenses	20,723	2,300	1,120,445	10,753
Net Investment Income (Loss)	(11,183)	1,708	14,899,983	(4,145)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	234,038	—	67,542	397,890
Foreign currency transactions	31	—	—	136
Net Realized Gain	234,069	—	67,542	398,026
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	1,579,921	47,628	15,885,351	642,100
Foreign currencies	—	—	—	(100)
Change in Net Unrealized Appreciation (Depreciation) From Investments	1,579,921	47,628	15,885,351	642,000
Net Gain on Investments and Foreign Currency Transactions	1,813,990	47,628	15,952,893	1,040,026
Increase in Net Assets From Operations	$1,802,807	$49,336	$30,852,876	$1,035,881

†	For the period August 28, 2025 (inception date) to September 30, 2025 (unaudited).
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Operations (unaudited) (cont’d)
For the Six Months Ended September 30, 2025

	Franklin Focused Growth ETF	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Equity Focus ETF
Investment Income:
Dividends from unaffiliated investments	$219,312	$16,725	$8,242	$1,156,157
Dividends from affiliated investments	9,881	—	8,258	4,908
Interest	—	—	20,736,240	1,443,088
Less: Foreign taxes withheld	(6,977)	—	—	(8,988)
Total Investment Income	222,216	$16,725	20,752,740	2,595,165
Expenses:
Investment management fee (Note 2)	396,776	31,396	1,249,607	132,797
Total Expenses	396,776	31,396	1,249,607	132,797
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,896)	—	(255)	(235)
Net Expenses	394,880	31,396	1,249,352	132,562
Net Investment Income (Loss)	(172,664)	(14,671)	19,503,388	2,462,603
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	3,400,615	(1,442,831)	185,529	1,038,750
Foreign currency transactions	2,290	77	—	—
Net Realized Gain (Loss)	3,402,905	(1,442,754)	185,529	1,038,750
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	38,147,430	3,420,911	17,481,583	3,416,907
Foreign currencies	(7)	128	—	—
Change in Net Unrealized Appreciation (Depreciation)	38,147,423	3,421,039	17,481,583	3,416,907
Net Gain on Investments and Foreign Currency Transactions	41,550,328	1,978,285	17,667,112	4,455,657
Increase in Net Assets From Operations	$41,377,664	$1,963,614	$37,170,500	$6,918,260
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

For the Six Months Ended September 30, 2025

	Franklin Income Focus ETF	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF
Investment Income:
Dividends from unaffiliated investments	$4,772,840	$70,867	—	—
Dividends from affiliated investments	299,325	—	$24,412	$2,872
Interest	8,984,753	—	1,229,491	11,547,026
Less: Foreign taxes withheld	(10,079)	(4,773)	(36,646)	—
Total Investment Income	14,046,839	66,094	1,217,257	11,549,898
Expenses:
Investment management fee (Note 2)	1,313,379	87,126	857,549	1,037,569
Total Expenses	1,313,379	87,126	857,549	1,037,569
Less: Fee waivers and/or expense reimbursements (Note 2)	(28,258)	—	(826)	(98)
Net Expenses	1,285,121	87,126	856,723	1,037,471
Net Investment Income (Loss)	12,761,718	(21,032)	360,534	10,512,427
Realized and Unrealized Gain (Loss) on Investments, Written Options, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	3,944,026	(20,962)	(3,165,929)	(1,872,936)
Written options	151,803	—	—	—
Forward foreign currency contracts	—	—	(39,246,605)	—
Foreign currency transactions	—	209	1,812,048	—
Net Realized Gain (Loss)	4,095,829	(20,753)	(40,600,486)	(1,872,936)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	30,488,567	14,485,682	36,860,017	17,553,082
Forward foreign currency contracts	—	—	14,657,378	—
Foreign currencies	5,038	2	(1,238,663)	—
Change in Net Unrealized Appreciation (Depreciation)	30,493,605	14,485,684	50,278,732	17,553,082
Net Gain on Investments, Written Options, Forward Foreign Currency Contracts and Foreign Currency Transactions	34,589,434	14,464,931	9,678,246	15,680,146
Increase in Net Assets From Operations	$47,351,152	$14,443,899	$10,038,780	$26,192,573
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Operations (unaudited) (cont’d)
For the Six Months Ended September 30, 2025

	Franklin Multisector Income ETF †	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF‡
Investment Income:
Dividends from unaffiliated investments	—	—	$845,953	$4,689,668
Dividends from affiliated investments	$1,187	—	321,078	—
Interest	64,295	$1,122,695	40,934,611	—
Less: Foreign taxes withheld	—	—	—	(116,412)
Total Investment Income	65,482	$1,122,695	42,101,642	4,573,256
Expenses:
Investment management fee (Note 2)	5,667	143,319	2,525,635	1,162,539
Custody fees	—	—	—	382
Transfer agent fees	—	—	—	2,436
Total Expenses	5,667	143,319	2,525,635	1,165,357
Less: Fee waivers and/or expense reimbursements (Note 2)	—	—	(64,689)	(207,758)
Net Expenses	5,667	143,319	2,460,946	957,599
Net Investment Income	59,815	979,376	39,640,696	3,615,657
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	4,254	(51,155)	(207,006)	1,628,907
Futures contracts	(10,015)	—	—	15,648,883
Swap contracts	(5,143)	—	—	(23,180,922)
Forward foreign currency contracts	—	—	—	1,287,898
Foreign currency transactions	—	—	—	(1,399,668)
Net Realized Loss	(10,904)	(51,155)	(207,006)	(6,014,902)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	36,957	1,624,255	(2,724,270)	29,603,737
Investments in affiliated securities	—	—	220,177	—
Futures contracts	4,565	—	—	363,754
Swap contracts	16,118	—	—	(1,513,395)
Forward foreign currency contracts	—	—	—	1,377,691
Foreign currencies	—	—	—	1,889
Change in Net Unrealized Appreciation (Depreciation)	57,640	1,624,255	(2,504,093)	29,833,676
Net Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	46,736	1,573,100	(2,711,099)	23,818,774
Increase in Net Assets From Operations	$106,551	$2,552,476	$36,929,597	$27,434,431

†	For the period August 26, 2025 (inception date) to September 30, 2025 (unaudited).
‡	Consolidated Financial Statements (Note 12).
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

For the Six Months Ended September 30, 2025

	Franklin U.S. Core Bond ETF	Franklin U.S. Treasury Bond ETF	Franklin Ultra Short Bond ETF
Investment Income:
Dividends from affiliated investments	$608,772	$202,269	$10,366
Interest	51,556,259	21,934,101	3,402,475
Total Investment Income	52,165,031	22,136,370	3,412,841
Expenses:
Investment management fee (Note 2)	1,953,149	458,499	106,031
Total Expenses	1,953,149	458,499	106,031
Less: Fee waivers and/or expense reimbursements (Note 2)	(26,848)	(5,710)	(677)
Net Expenses	1,926,301	452,789	105,354
Net Investment Income	50,238,730	21,683,581	3,307,487
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(9,963,622)	(31,231)	(7,565)
Futures contracts	1,519,314	—	—
Swap contracts	(163,542)	—	—
Net Realized Loss	(8,607,850)	(31,231)	(7,565)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	44,872,366	4,714,556	447,792
Futures contracts	(202,623)	—	—
Swap contracts	30,880	—	—
Change in Net Unrealized Appreciation (Depreciation)	44,700,623	4,714,556	447,792
Net Gain on Investments, Futures Contracts and Swap Contracts	36,092,773	4,683,325	440,227
Increase in Net Assets From Operations	$86,331,503	$26,366,906	$3,747,714
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets
Franklin Disruptive Commerce ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment loss	$(11,183)	$(18,757)
Net realized gain	234,069	2,227,121
Change in net unrealized appreciation (depreciation)	1,579,921	(1,451,976)
Increase in Net Assets From Operations	1,802,807	756,388
Distributions to Shareholders From (Note 1) :
Total distributable earnings	—	(11,522)
Decrease in Net Assets From Distributions to Shareholders	—	(11,522)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (0 and 150,000 shares issued, respectively)	—	5,771,679
Cost of shares repurchased (100,000 and 200,000 shares repurchased, respectively)	(3,325,094)	(7,540,643)
Decrease in Net Assets From Fund Share Transactions	(3,325,094)	(1,768,964)
Decrease in Net Assets	(1,522,287)	(1,024,098)
Net Assets:
Beginning of period	10,277,639	11,301,737
End of period	$8,755,352	$10,277,639
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin Dividend Growth ETF

For the Period Ended September 30, 2025†	2025
Operations:
Net investment income	$1,708
Change in net unrealized appreciation (depreciation)	47,628
Increase in Net Assets From Operations	49,336
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(1,730)
Decrease in Net Assets From Distributions to Shareholders	(1,730)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (200,001 shares issued)	5,009,976
Cost of shares repurchased (1 shares repurchased)	(25)
Increase in Net Assets From Fund Share Transactions	5,009,951
Increase in Net Assets	5,057,557
Net Assets:
Beginning of period	—
End of period	$5,057,557

†	For the period August 28, 2025 (inception date) to September 30, 2025 (unaudited).
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Dynamic Municipal Bond ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$14,899,983	$14,526,527
Net realized gain	67,542	12,441
Change in net unrealized appreciation (depreciation)	15,885,351	(4,874,374)
Increase in Net Assets From Operations	30,852,876	9,664,594
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(15,163,291)	(13,040,439)
Decrease in Net Assets From Distributions to Shareholders	(15,163,291)	(13,040,439)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (16,450,000 and 17,300,000 shares issued, respectively)	398,017,075	424,978,353
Cost of shares repurchased (1,700,000 and 300,000 shares repurchased, respectively)	(40,910,611)	(7,306,344)
Increase in Net Assets From Fund Share Transactions	357,106,464	417,672,009
Increase in Net Assets	372,796,049	414,296,164
Net Assets:
Beginning of period	610,889,363	196,593,199
End of period	$983,685,412	$610,889,363
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin Exponential Data ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment loss	$(4,145)	$(2,700)
Net realized gain	398,026	887,936
Change in net unrealized appreciation (depreciation)	642,000	(751,496)
Increase in Net Assets From Operations	1,035,881	133,740
Distributions to Shareholders From (Note 1) :
Total distributable earnings	—	(6,435)
Decrease in Net Assets From Distributions to Shareholders	—	(6,435)
Fund Share Transactions (Note 5):
Cost of shares repurchased (50,000 and 100,000 shares repurchased, respectively)	(1,320,227)	(2,459,548)
Decrease in Net Assets From Fund Share Transactions	(1,320,227)	(2,459,548)
Decrease in Net Assets	(284,346)	(2,332,243)
Net Assets:
Beginning of period	4,481,792	6,814,035
End of period	$4,197,446	$4,481,792
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Focused Growth ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment loss	$(172,664)	$(152,766)
Net realized gain	3,402,905	16,085,264
Change in net unrealized appreciation (depreciation)	38,147,423	(14,378,028)
Increase in Net Assets From Operations	41,377,664	1,554,470
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,100,326 and 1,950,000 shares issued, respectively)	48,943,614	71,697,338
Cost of shares repurchased (200,000 and 850,000 shares repurchased, respectively)	(8,490,670)	(32,849,891)
Increase in Net Assets From Fund Share Transactions	40,452,944	38,847,447
Increase in Net Assets	81,830,608	40,401,917
Net Assets:
Beginning of period	108,187,383	67,785,466
End of period	$190,017,991	$108,187,383
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin Genomic Advancements ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment loss	$(14,671)	$(20,119)
Net realized loss	(1,442,754)	(1,714,783)
Change in net unrealized appreciation (depreciation)	3,421,039	(435,421)
Increase (Decrease) in Net Assets From Operations	1,963,614	(2,170,323)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (150,000 and 400,000 shares issued, respectively)	4,264,714	4,665,875
Cost of shares repurchased (0 and 50,000 shares repurchased, respectively)	—	(1,533,973)
Increase in Net Assets From Fund Share Transactions	4,264,714	3,131,902
Increase in Net Assets	6,228,328	961,579
Net Assets:
Beginning of period	10,787,111	9,825,532
End of period	$17,015,439	$10,787,111
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin High Yield Corporate ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$19,503,388	$30,315,287
Net realized gain (loss)	185,529	(431,261)
Change in net unrealized appreciation (depreciation)	17,481,583	(3,847,921)
Increase in Net Assets From Operations	37,170,500	26,036,105
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(21,030,403)	(28,955,352)
Decrease in Net Assets From Distributions to Shareholders	(21,030,403)	(28,955,352)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (3,800,000 and 15,400,000 shares issued, respectively)	92,072,093	371,149,467
Cost of shares repurchased (3,700,000 and 950,000 shares repurchased, respectively)	(88,060,224)	(22,874,174)
Increase in Net Assets From Fund Share Transactions	4,011,869	348,275,293
Increase in Net Assets	20,151,966	345,356,046
Net Assets:
Beginning of period	614,552,493	269,196,447
End of period	$634,704,459	$614,552,493
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin Income Equity Focus ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$2,462,603	$2,032,644
Net realized gain	1,038,750	21,412,534
Change in net unrealized appreciation (depreciation)	3,416,907	(16,646,358)
Increase in Net Assets From Operations	6,918,260	6,798,820
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(2,421,855)	(4,064,715)
Decrease in Net Assets From Distributions to Shareholders	(2,421,855)	(4,064,715)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (100,000 and 1,250,000 shares issued, respectively)	5,552,813	68,829,467
Cost of shares repurchased (100,000 and 1,800,000 shares repurchased, respectively)	(5,094,765)	(98,945,173)
Increase (Decrease) in Net Assets From Fund Share Transactions	458,048	(30,115,706)
Increase (Decrease) in Net Assets	4,954,453	(27,381,601)
Net Assets:
Beginning of period	92,832,596	120,214,197
End of period	$97,787,049	$92,832,596
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Income Focus ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$12,761,718	$14,154,470
Net realized gain	4,095,829	2,159,413
Change in net unrealized appreciation (depreciation)	30,493,605	8,069,612
Increase in Net Assets From Operations	47,351,152	24,383,495
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(18,324,724)	(18,595,992)
Decrease in Net Assets From Distributions to Shareholders	(18,324,724)	(18,595,992)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (10,050,000 and 14,300,000 shares issued, respectively)	271,203,108	378,622,024
Cost of shares repurchased (100,000 and 0 shares repurchased, respectively)	(2,484,944)	—
Increase in Net Assets From Fund Share Transactions	268,718,164	378,622,024
Increase in Net Assets	297,744,592	384,409,527
Net Assets:
Beginning of period	561,442,953	177,033,426
End of period	$859,187,545	$561,442,953
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin Intelligent Machines ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment loss	$(21,032)	$(33,077)
Net realized loss	(20,753)	(204,394)
Change in net unrealized appreciation (depreciation)	14,485,684	(815,073)
Increase (Decrease) in Net Assets From Operations	14,443,899	(1,052,544)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (100,000 and 100,000 shares issued, respectively)	8,019,142	6,160,137
Increase in Net Assets From Fund Share Transactions	8,019,142	6,160,137
Increase in Net Assets	22,463,041	5,107,593
Net Assets:
Beginning of period	25,526,252	20,418,659
End of period	$47,989,293	$25,526,252
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin International Aggregate Bond ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$360,534	$13,253,759
Net realized gain (loss)	(40,600,486)	25,257,708
Change in net unrealized appreciation (depreciation)	50,278,732	(22,050,037)
Increase in Net Assets From Operations	10,038,780	16,461,430
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(2,462,489)	(17,714,764)
Decrease in Net Assets From Distributions to Shareholders	(2,462,489)	(17,714,764)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (4,100,000 and 6,750,000 shares issued, respectively)	87,129,257	137,278,103
Cost of shares repurchased (2,250,000 and 0 shares repurchased, respectively)	(46,098,960)	—
Increase in Net Assets From Fund Share Transactions	41,030,297	137,278,103
Increase in Net Assets	48,606,588	136,024,769
Net Assets:
Beginning of period	625,492,295	489,467,526
End of period	$674,098,883	$625,492,295
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin Investment Grade Corporate ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$10,512,427	$20,253,607
Net realized loss	(1,872,936)	(13,576,724)
Change in net unrealized appreciation (depreciation)	17,553,082	11,318,581
Increase in Net Assets From Operations	26,192,573	17,995,464
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(13,631,780)	(20,452,540)
Decrease in Net Assets From Distributions to Shareholders	(13,631,780)	(20,452,540)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (2,550,000 and 14,400,000 shares issued, respectively)	53,909,464	313,064,908
Cost of shares repurchased (900,000 and 5,100,000 shares repurchased, respectively)	(19,279,352)	(109,921,043)
Increase in Net Assets From Fund Share Transactions	34,630,112	203,143,865
Increase in Net Assets	47,190,905	200,686,789
Net Assets:
Beginning of period	564,838,821	364,152,032
End of period	$612,029,726	$564,838,821
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Multisector Income ETF

For the Period Ended September 30, 2025†	2025
Operations:
Net investment income	$59,815
Net realized loss	(10,904)
Change in net unrealized appreciation (depreciation)	57,640
Increase in Net Assets From Operations	106,551
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (600,000 shares issued)	15,047,644
Increase in Net Assets From Fund Share Transactions	15,047,644
Increase in Net Assets	15,154,195
Net Assets:
Beginning of period	—
End of period	$15,154,195

†	For the period August 26, 2025 (inception date) to September 30, 2025 (unaudited).
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin Municipal Green Bond ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$979,376	$3,843,222
Net realized loss	(51,155)	(103,353)
Change in net unrealized appreciation (depreciation)	1,624,255	(2,048,233)
Increase in Net Assets From Operations	2,552,476	1,691,636
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(1,960,176)	(4,031,657)
Decrease in Net Assets From Distributions to Shareholders	(1,960,176)	(4,031,657)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,100,000 and 550,000 shares issued, respectively)	25,092,494	13,171,317
Cost of shares repurchased (1,500,000 and 1,050,000 shares repurchased, respectively)	(34,415,648)	(25,155,640)
Decrease in Net Assets From Fund Share Transactions	(9,323,154)	(11,984,323)
Decrease in Net Assets	(8,730,854)	(14,324,344)
Net Assets:
Beginning of period	98,630,101	112,954,445
End of period	$89,899,247	$98,630,101
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Senior Loan ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$39,640,696	$47,669,691
Net realized loss	(207,006)	(3,736,632)
Change in net unrealized appreciation (depreciation)	(2,504,093)	(14,504,638)
Increase in Net Assets From Operations	36,929,597	29,428,421
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(37,982,681)	(44,477,601)
Decrease in Net Assets From Distributions to Shareholders	(37,982,681)	(44,477,601)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (8,650,000 and 31,050,000 shares issued, respectively)	208,794,017	753,768,850
Cost of shares repurchased (2,500,000 and 0 shares repurchased, respectively)	(58,682,361)	—
Increase in Net Assets From Fund Share Transactions	150,111,656	753,768,850
Increase in Net Assets	149,058,572	738,719,670
Net Assets:
Beginning of period	1,067,207,110	328,487,440
End of period	$1,216,265,682	$1,067,207,110
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin Systematic Style Premia ETF‡

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$3,615,657	$5,028,031
Net realized gain (loss)	(6,014,902)	7,993,278
Change in net unrealized appreciation (depreciation)	29,833,676	(1,876,418)
Increase in Net Assets From Operations	27,434,431	11,144,891
Distributions to Shareholders From (Note 1) :
Total distributable earnings	—	(3,594,570)
Decrease in Net Assets From Distributions to Shareholders	—	(3,594,570)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (3,400,000 and 5,100,000 shares issued, respectively)	85,358,967	122,215,366
Cost of shares repurchased (250,000 and 50,000 shares repurchased, respectively)	(6,016,138)	(1,172,113)
Increase in Net Assets From Fund Share Transactions	79,342,829	121,043,253
Increase in Net Assets	106,777,260	128,593,574
Net Assets:
Beginning of period	312,747,473	184,153,899
End of period	$419,524,733	$312,747,473

‡	Consolidated Financial Statements (Note 12).
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin U.S. Core Bond ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$50,238,730	$85,660,544
Net realized loss	(8,607,850)	(16,461,781)
Change in net unrealized appreciation (depreciation)	44,700,623	27,341,376
Increase in Net Assets From Operations	86,331,503	96,540,139
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(54,510,887)	(87,023,535)
Decrease in Net Assets From Distributions to Shareholders	(54,510,887)	(87,023,535)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (17,350,000 and 37,800,000 shares issued, respectively)	368,971,155	815,196,006
Cost of shares repurchased (4,450,000 and 8,150,000 shares repurchased, respectively)	(95,238,893)	(174,807,093)
Increase in Net Assets From Fund Share Transactions	273,732,262	640,388,913
Increase in Net Assets	305,552,878	649,905,517
Net Assets:
Beginning of period	2,426,517,051	1,776,611,534
End of period	$2,732,069,929	$2,426,517,051
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin U.S. Treasury Bond ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$21,683,581	$34,564,385
Net realized loss	(31,231)	(10,468,912)
Change in net unrealized appreciation (depreciation)	4,714,556	12,433,193
Increase in Net Assets From Operations	26,366,906	36,528,666
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(20,563,018)	(33,558,135)
Decrease in Net Assets From Distributions to Shareholders	(20,563,018)	(33,558,135)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (7,600,000 and 16,950,000 shares issued, respectively)	154,849,273	348,038,141
Cost of shares repurchased (2,500,000 and 4,950,000 shares repurchased, respectively)	(51,104,809)	(101,744,209)
Increase in Net Assets From Fund Share Transactions	103,744,464	246,293,932
Increase in Net Assets	109,548,352	249,264,463
Net Assets:
Beginning of period	964,368,945	715,104,482
End of period	$1,073,917,297	$964,368,945
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Ultra Short Bond ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$3,307,487	$1,282,508
Net realized gain (loss)	(7,565)	11,651
Change in net unrealized appreciation (depreciation)	447,792	141,220
Increase in Net Assets From Operations	3,747,714	1,435,379
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(3,153,437)	(887,716)
Decrease in Net Assets From Distributions to Shareholders	(3,153,437)	(887,716)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (2,350,000 and 3,950,000 shares issued, respectively)	58,529,755	98,227,243
Cost of shares repurchased (150,000 and 50,000 shares repurchased, respectively)	(3,744,729)	(1,246,251)
Increase in Net Assets From Fund Share Transactions	54,785,026	96,980,992
Increase in Net Assets	55,379,303	97,528,655
Net Assets:
Beginning of period	101,261,419	3,732,764
End of period	$156,640,722	$101,261,419
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights
Franklin Disruptive Commerce ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$34.26	$32.29	$24.05	$30.97	$49.21	$21.32
Income (loss) from operations:
Net investment income (loss)	(0.05)	(0.06)	0.03	0.02	(0.19)	(0.21)
Net realized and unrealized gain (loss)	9.57	2.06	8.21	(6.94)	(17.73)	28.10
Total income (loss) from operations	9.52	2.00	8.24	(6.92)	(17.92)	27.89
Less distributions from:
Net investment income	—	(0.03)	—	—	—	—
Net realized gains	—	—	—	—	(0.32)	—
Total distributions	—	(0.03)	—	—	(0.32)	—
Net asset value, end of period	$43.78	$34.26	$32.29	$24.05	$30.97	$49.21
Total return, based on NAV[3]	27.79%	6.17%	34.26%	(22.34)%	(36.59)%	130.82%
Net assets, end of period (000s)	$8,755	$10,278	$11,302	$9,619	$18,584	$41,827
Ratios to average net assets:
Gross expenses	0.50%[4]	0.50%	0.50%	0.50%	0.62%	0.87%
Net expenses	0.50 [4]	0.50	0.50	0.50	0.50	0.50
Net investment income (loss)	(0.27)[4]	(0.16)	0.11	0.07	(0.40)	(0.44)
Portfolio turnover rate[5]	16%	38%	13%	47%	90%	46%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Dividend Growth ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
2025[1,2]
Net asset value, beginning of period	$25.00
Income from operations:
Net investment income	0.00 [3]
Net realized and unrealized gain	0.30
Total income from operations	0.30
Less distributions from:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$25.29
Total return, based on NAV[4]	14.03%
Net assets, end of period (000s)	$5,058
Ratios to average net assets:
Gross expenses	0.49%[5]
Net expenses	0.49 [5]
Net investment income	0.36 [5]
Portfolio turnover rate	0%[6,7]

[1]	For the period August 28, 2025 (inception date) to September 30, 2025 (unaudited).
[2]	Per share amounts have been calculated using the average shares method.
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
[7]	Amount represents less than 1%.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin Dynamic Municipal Bond ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$24.39	$24.42	$23.88	$24.81	$26.32	$24.72
Income (loss) from operations:
Net investment income	0.48	1.03	0.97	0.74	0.61	0.59
Net realized and unrealized gain (loss)	0.36	(0.08)	0.50	(0.96)	(1.56)	1.59
Total income (loss) from operations	0.84	0.95	1.47	(0.22)	(0.95)	2.18
Less distributions from:
Net investment income	(0.51)	(0.98)	(0.93)	(0.71)	(0.56)	(0.58)
Total distributions	(0.51)	(0.98)	(0.93)	(0.71)	(0.56)	(0.58)
Net asset value, end of period	$24.72	$24.39	$24.42	$23.88	$24.81	$26.32
Total return, based on NAV[3]	3.53%	3.97%	6.37%	(0.82)%	(3.70)%	8.84%
Net assets, end of period (000s)	$983,685	$610,889	$196,593	$101,497	$76,908	$42,112
Ratios to average net assets:
Gross expenses	0.30%[4]	0.30%	0.30%	0.57%	0.75%	1.01%
Net expenses	0.30 [4]	0.30	0.30	0.30	0.30	0.30
Net investment income	3.99 [4]	4.22	4.07	3.12	2.32	2.29
Portfolio turnover rate[5]	31%	50%	83%	64%	28%	14%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Exponential Data ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1,3]
Net asset value, beginning of period	$22.41	$22.71	$16.86	$22.78	$23.34	$25.00
Income (loss) from operations:
Net investment income (loss)	(0.02)	(0.01)	0.03	(0.01)	(0.05)	(0.00)[4]
Net realized and unrealized gain (loss)	5.59	(0.26)	5.82	(5.91)	(0.51)	(1.66)
Total income (loss) from operations	5.57	(0.27)	5.85	(5.92)	(0.56)	(1.66)
Less distributions from:
Net investment income	—	(0.03)	—	—	—	—
Total distributions	—	(0.03)	—	—	—	—
Net asset value, end of period	$27.98	$22.41	$22.71	$16.86	$22.78	$23.34
Total return, based on NAV[5]	24.85%	(1.20)%	34.70%	(25.99)%	(2.40)%	(6.64)%
Net assets, end of period (000s)	$4,197	$4,482	$6,814	$3,372	$3,417	$2,334
Ratios to average net assets:
Gross expenses	0.50%[6]	0.50%	0.50%	0.50%	1.73%	5.95%
Net expenses	0.49 [6,7,8]	0.50 [7,8]	0.49	0.50 [7,8]	0.38	0.25
Net investment income (loss)	(0.19)[6]	(0.05)	0.16	(0.07)	(0.20)	(0.07)
Portfolio turnover rate[9]	18%	28%	7%	21%	50%	23%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	For the period January 12, 2021 (inception date) to March 31, 2021.
[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Reflects fee waivers and/or expense reimbursements.
[8]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[9]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin Focused Growth ETF†

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	20251,2,†	2025[1]	2024[1,3]	2023[1,4]	2022[1,4]	2021[1,4]
Net asset value, beginning of period	$34.92	$33.92	$24.99	$19.43	$31.75	$25.10
Income (loss) from operations:
Net investment income (loss)	(0.05)	(0.05)	0.02	(0.04)	(0.13)	(0.16)
Net realized and unrealized gain (loss)	12.65	1.05	8.91	5.60	(12.01)	7.02
Total income (loss) from operations	12.60	1.00	8.93	5.56	(12.14)	6.86
Less distributions from:
Net realized gains	—	—	—	—	(0.18)	(0.21)
Total distributions	—	—	—	—	(0.18)	(0.21)
Net asset value, end of period	$47.52	$34.92	$33.92	$24.99	$19.43	$31.75
Total return, based on NAV[5]	36.12%	2.95%	35.73%	28.55%	(38.44)%	27.47%
Net assets, end of period (000s)	$190,018	$108,187	$67,785	$14,135	$9,519	$25,041
Ratios to average net assets:
Gross expenses	0.55%[6]	0.55%	0.63%	1.11%	1.12%	1.12%
Net expenses	0.55 [6,7,8]	0.55 [7,8]	0.61	0.85 [8]	0.85 [8]	0.85 [8]
Net investment income (loss)	(0.24)[6]	(0.14)	0.14	(0.18)	(0.47)	(0.53)
Portfolio turnover rate	10%[9]	30%[9]	10%[9]	27%	40%	23%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	For the period October 1, 2023 through March 31, 2024.
[4]	For the year ended September 30.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
†
Effective after the market close on November 3, 2023, the Fund’s predecessor mutual fund, Franklin Focused Growth Fund, reorganized into this Fund (the
“Reorganization”). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

See Notes to Financial Statements.

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Financial Highlights (cont’d)
Franklin Genomic Advancements ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$26.97	$32.75	$30.40	$37.00	$43.26	$22.58
Income (loss) from operations:
Net investment loss	(0.03)	(0.06)	(0.05)	(0.05)	(0.15)	(0.18)
Net realized and unrealized gain (loss)	4.00	(5.72)	2.40	(6.55)	(5.99)	20.92
Total income (loss) from operations	3.97	(5.78)	2.35	(6.60)	(6.14)	20.74
Less distributions from:
Net investment income	—	—	—	—	(0.12)	(0.01)
Net realized gains	—	—	—	—	—	(0.05)
Total distributions	—	—	—	—	(0.12)	(0.06)
Net asset value, end of period	$30.94	$26.97	$32.75	$30.40	$37.00	$43.26
Total return, based on NAV[3]	14.72%	(17.67)%	7.76%	(17.84)%	(14.26)%	91.81%
Net assets, end of period (000s)	$17,015	$10,787	$9,826	$10,641	$14,799	$15,140
Ratios to average net assets:
Gross expenses	0.50%[4]	0.50%	0.50%	0.50%	0.66%	1.84%
Net expenses	0.50 [4]	0.50	0.50	0.50	0.50	0.50
Net investment loss	(0.23)[4]	(0.19)	(0.15)	(0.16)	(0.32)	(0.45)
Portfolio turnover rate[5]	17%	31%	18%	32%	60%	45%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin High Yield Corporate ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$23.82	$23.72	$22.63	$24.76	$26.16	$22.67
Income (loss) from operations:
Net investment income	0.75	1.56	1.46	1.25	1.20	1.23
Net realized and unrealized gain (loss)	0.75	0.09	1.17	(1.95)	(1.34)	3.73
Total income (loss) from operations	1.50	1.65	2.63	(0.70)	(0.14)	4.96
Less distributions from:
Net investment income	(0.81)	(1.55)	(1.54)	(1.36)	(1.18)	(1.47)
Net realized gains	—	—	—	(0.07)	(0.08)	—
Total distributions	(0.81)	(1.55)	(1.54)	(1.43)	(1.26)	(1.47)
Net asset value, end of period	$24.51	$23.82	$23.72	$22.63	$24.76	$26.16
Total return, based on NAV[3]	6.44%	7.16%	12.13%	(2.68)%	(0.69)%	22.28%
Net assets, end of period (millions)	$635	$615	$269	$208	$334	$347
Ratios to average net assets:
Gross expenses	0.40%[4]	0.40%	0.40%	0.40%	0.47%	0.64%
Net expenses	0.40 [4,5,6]	0.40	0.40	0.40	0.40	0.40
Net investment income	6.24 [4]	6.50	6.39	5.51	4.62	4.84
Portfolio turnover rate[7]	21%	27%	30%	17%	44%	53%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Income Equity Focus ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$56.26	$54.64	$47.16	$49.07	$43.69	$30.93
Income (loss) from operations:
Net investment income	1.53	1.12	0.88	0.76	0.70	0.67
Net realized and unrealized gain (loss)	2.96	2.86	7.54	(1.89)	5.39	12.73
Total income (loss) from operations	4.49	3.98	8.42	(1.13)	6.09	13.40
Less distributions from:
Net investment income	(1.49)	(2.36)	(0.94)	(0.78)	(0.71)	(0.64)
Total distributions	(1.49)	(2.36)	(0.94)	(0.78)	(0.71)	(0.64)
Net asset value, end of period	$59.26	$56.26	$54.64	$47.16	$49.07	$43.69
Total return, based on NAV[3]	8.13%	7.33%	18.04%	(2.22)%	13.98%	43.52%
Net assets, end of period (000s)	$97,787	$92,833	$120,214	$155,613	$134,935	$139,822
Ratios to average net assets:
Gross expenses	0.29%[4]	0.29%	0.29%	0.29%	0.33%	0.37%
Net expenses	0.29 [4,5,6]	0.29	0.29	0.29	0.29	0.29
Net investment income	5.38 [4]	2.00	1.78	1.66	1.47	1.71
Portfolio turnover rate[7]	35%	26%	24%	32%	22%	41%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

202
Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin Income Focus ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1,3]
Net asset value, beginning of period	$26.61	$26.03	$25.00
Income from operations:
Net investment income	0.50	1.10	1.12
Net realized and unrealized gain	1.25	0.90	0.92
Total income from operations	1.75	2.00	2.04
Less distributions from:
Net investment income	(0.69)	(1.42)	(1.01)
Total distributions	(0.69)	(1.42)	(1.01)
Net asset value, end of period	$27.67	$26.61	$26.03
Total return, based on NAV[4]	6.69%	7.85%	8.40%
Net assets, end of period (millions)	$859	$561	$177
Ratios to average net assets:
Gross expenses	0.38%[5]	0.38%	0.38%[5]
Net expenses	0.37 [5,6,7]	0.38 [6,7]	0.38 [5]
Net investment income	3.69 [5]	4.15	5.49 [5]
Portfolio turnover rate[8]	21%	68%	47%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	For the period June 6, 2023 (inception date) through March 31, 2024.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Intelligent Machines ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$56.73	$58.34	$44.16	$46.30	$43.24	$20.67
Income (loss) from operations:
Net investment income (loss)	(0.04)	(0.08)	(0.03)	0.00 [3]	(0.10)	(0.06)
Net realized and unrealized gain (loss)	30.56	(1.53)	14.21	(2.14)	3.25	22.63
Total income (loss) from operations	30.52	(1.61)	14.18	(2.14)	3.15	22.57
Less distributions from:
Net investment income	—	—	—	—	—	(0.00)[3]
Net realized gains	—	—	—	—	(0.09)	—
Total distributions	—	—	—	—	(0.09)	—
Net asset value, end of period	$87.25	$56.73	$58.34	$44.16	$46.30	$43.24
Total return, based on NAV[4]	53.83%	(2.78)%	32.13%	(4.62)%	7.27%	109.21%
Net assets, end of period (000s)	$47,989	$25,526	$20,419	$8,832	$11,574	$10,809
Ratios to average net assets:
Gross expenses	0.50%[5]	0.50%	0.50%	0.50%	0.77%	2.19%
Net expenses	0.50 [5]	0.50	0.50	0.50	0.50	0.50
Net investment income (loss)	(0.12)[5]	(0.13)	(0.07)	0.00 [6]	(0.21)	(0.17)
Portfolio turnover rate[7]	9%	44%	11%	19%	36%	75%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Amount represents less than 0.005% or greater than (0.005)%.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin International Aggregate Bond ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$20.18	$20.18	$19.59	$23.65	$25.02	$24.95
Income (loss) from operations:
Net investment income (loss)	0.01	0.47	0.47	0.19	0.05	(0.01)
Net realized and unrealized gain (loss)	0.42	0.13	0.31	(0.77)	(0.87)	0.19
Total income (loss) from operations	0.43	0.60	0.78	(0.58)	(0.82)	0.18
Less distributions from:
Net investment income	(0.09)	(0.60)	(0.19)	(3.48)	(0.42)	(0.11)
Net realized gains	—	—	—	—	(0.13)	—
Total distributions	(0.09)	(0.60)	(0.19)	(3.48)	(0.55)	(0.11)
Net asset value, end of period	$20.52	$20.18	$20.18	$19.59	$23.65	$25.02
Total return, based on NAV[3]	2.05%	2.91%	4.04%	(2.38)%	(3.35)%	0.72%
Net assets, end of period (millions)	$674	$625	$489	$276	$194	$181
Ratios to average net assets:
Gross expenses	0.25%[4]	0.25%	0.25%	0.25%	0.39%	0.58%
Net expenses	0.25 [4,5,6]	0.25	0.25	0.25	0.25	0.25
Net investment income (loss)	0.11 [4]	2.31	2.40	0.86	0.21	(0.03)
Portfolio turnover rate[7]	19%	19%	26%	31%	24%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Investment Grade Corporate ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$21.44	$21.36	$21.44	$23.71	$25.47	$24.22
Income (loss) from operations:
Net investment income	0.38	0.91	0.81	0.68	0.58	0.60
Net realized and unrealized gain (loss)	0.53	0.10	0.04	(2.22)	(1.63)	1.71
Total income (loss) from operations	0.91	1.01	0.85	(1.54)	(1.05)	2.31
Less distributions from:
Net investment income	(0.49)	(0.93)	(0.93)	(0.73)	(0.66)	(0.83)
Net realized gains	—	—	—	—	(0.05)	(0.23)
Total distributions	(0.49)	(0.93)	(0.93)	(0.73)	(0.71)	(1.06)
Net asset value, end of period	$21.86	$21.44	$21.36	$21.44	$23.71	$25.47
Total return, based on NAV[3]	4.34%	4.85%	4.13%	(6.46)%	(4.30)%	9.43%
Net assets, end of period (millions)	$612	$565	$364	$644	$982	$1,019
Ratios to average net assets:
Gross expenses	0.35%[4]	0.35%	0.35%	0.35%	0.42%	0.50%
Net expenses	0.35 [4,5,6]	0.35	0.35	0.35	0.35	0.35
Net investment income	3.55 [4]	4.25	3.84	3.13	2.27	2.27
Portfolio turnover rate[7]	16%	47%	25%	28%	37%	53%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin Multisector Income ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
2025[1,2]
Net asset value, beginning of period	$25.00
Income from operations:
Net investment income	0.10
Net realized and unrealized gain	0.16
Total income from operations	0.26
Net asset value, end of period	$25.26
Total return, based on NAV[3]	1.04%
Net assets, end of period (000s)	$15,154
Ratios to average net assets:
Gross expenses	0.39%[4]
Net expenses	0.39 [4]
Net investment income	4.12 [4]
Portfolio turnover rate	25%

[1]	For the period August 26, 2025 (inception date) to September 30, 2025 (unaudited).
[2]	Per share amounts have been calculated using the average shares method.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Municipal Green Bond ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$23.48	$24.03	$23.90	$24.99	$26.86	$26.07
Income (loss) from operations:
Net investment income	0.24	0.86	0.81	0.61	0.36	0.40
Net realized and unrealized gain (loss)	0.40	(0.51)	0.18	(1.05)	(1.79)	0.94
Total income (loss) from operations	0.64	0.35	0.99	(0.44)	(1.43)	1.34
Less distributions from:
Net investment income	(0.46)	(0.90)	(0.86)	(0.65)	(0.44)	(0.55)
Total distributions	(0.46)	(0.90)	(0.86)	(0.65)	(0.44)	(0.55)
Net asset value, end of period	$23.66	$23.48	$24.03	$23.90	$24.99	$26.86
Total return, based on NAV[3]	2.81%	1.45%	4.31%	(1.68)%	(5.44)%	5.16%
Net assets, end of period (000s)	$89,899	$98,630	$112,954	$112,349	$104,939	$126,221
Ratios to average net assets:
Gross expenses	0.30%[4]	0.30%	0.30%	0.60%	0.66%	0.78%
Net expenses	0.30 [4]	0.30	0.30	0.30	0.30	0.30
Net investment income	2.05 [4]	3.61	3.45	2.57	1.34	1.50
Portfolio turnover rate[5]	23%	24%	44%	67%	48%	12%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin Senior Loan ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$23.98	$24.42	$23.83	$24.70	$24.83	$22.85
Income (loss) from operations:
Net investment income	0.85	1.84	2.12	1.49	0.91	0.70
Net realized and unrealized gain (loss)	(0.00)[3]	(0.42)	0.56	(0.92)	(0.23)	1.99
Total income from operations	0.85	1.42	2.68	0.57	0.68	2.69
Less distributions from:
Net investment income	(0.82)	(1.86)	(2.09)	(1.44)	(0.81)	(0.71)
Total distributions	(0.82)	(1.86)	(2.09)	(1.44)	(0.81)	(0.71)
Net asset value, end of period	$24.01	$23.98	$24.42	$23.83	$24.70	$24.83
Total return, based on NAV[4]	3.62%	6.01%	11.80%	2.53%	2.76%	11.91%
Net assets, end of period (millions)	$1,216	$1,067	$328	$206	$293	$201
Ratios to average net assets:
Gross expenses	0.45%[5]	0.45%	0.45%	0.45%	0.58%	0.92%
Net expenses	0.44 [5,6,7]	0.45 [6,7]	0.45	0.45	0.45 [6,7]	0.45 [6,7]
Net investment income	7.06 [5]	7.60	8.84	6.28	3.72	2.88
Portfolio turnover rate[8]	14%	13%	16%	26%	36%	46%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Systematic Style Premia ETF‡

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$24.53	$23.92	$21.45	$21.25	$19.55	$23.16
Income (loss) from operations:
Net investment income	0.26	0.53	0.48	0.26	0.14	0.23
Net realized and unrealized gain (loss)	1.60	0.36	2.25	0.40	1.82	(2.25)
Total income (loss) from operations	1.86	0.89	2.73	0.66	1.96	(2.02)
Less distributions from:
Net investment income	—	(0.28)	(0.26)	(0.46)	(0.26)	(0.05)
Net realized gains	—	—	—	—	—	(1.54)
Total distributions	—	(0.28)	(0.26)	(0.46)	(0.26)	(1.59)
Net asset value, end of period	$26.39	$24.53	$23.92	$21.45	$21.25	$19.55
Total return, based on NAV[3]	7.54%	3.77%	12.83%	3.13%	10.09%	(8.70)%
Net assets, end of period (000s)	$419,525	$312,747	$184,154	$91,146	$55,258	$46,927
Ratios to average net assets:
Gross expenses	0.65%[4]	0.67%	0.67%	0.69%	0.73%	1.14%
Net expenses[5]	0.55 [4]	0.62	0.65	0.65	0.63	0.65
Net investment income	2.07 [4]	2.21	2.13	1.21	0.69	1.08
Portfolio turnover rate	37%	88%[6]	180%[6]	188%[6]	190%[6]	171%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
‡	Consolidated Financial Statements (Note 12).
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin U.S. Core Bond ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$21.48	$21.33	$21.74	$23.43	$25.14	$25.44
Income (loss) from operations:
Net investment income	0.41	0.85	0.76	0.55	0.45	0.51
Net realized and unrealized gain (loss)	0.27	0.19	(0.41)	(1.70)	(1.61)	0.03
Total income (loss) from operations	0.68	1.04	0.35	(1.15)	(1.16)	0.54
Less distributions from:
Net investment income	(0.45)	(0.89)	(0.76)	(0.54)	(0.50)	(0.65)
Net realized gains	—	—	—	—	(0.05)	(0.19)
Total distributions	(0.45)	(0.89)	(0.76)	(0.54)	(0.55)	(0.84)
Net asset value, end of period	$21.71	$21.48	$21.33	$21.74	$23.43	$25.14
Total return, based on NAV[3]	3.23%	4.99%	1.69%	(4.88)%	(4.72)%	2.07%
Net assets, end of period (millions)	$2,732	$2,427	$1,777	$1,512	$1,510	$1,461
Ratios to average net assets:
Gross expenses	0.15%[4]	0.15%	0.15%	0.15%	0.16%	0.17%
Net expenses	0.15 [4,5,6]	0.15 [5,6]	0.15 [5,6]	0.14	0.15	0.15
Net investment income	3.86 [4]	4.01	3.60	2.51	1.80	1.95
Portfolio turnover rate[7]	22%	35%	38%	69%	70%	91%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Financial Highlights (cont’d)
Franklin U.S. Treasury Bond ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1,3]
Net asset value, beginning of period	$20.56	$20.49	$21.23	$22.67	$23.83	$25.00
Income (loss) from operations:
Net investment income	0.44	0.86	0.73	0.46	0.18	0.11
Net realized and unrealized gain (loss)	0.07	0.06	(0.74)	(1.36)	(0.96)	(0.94)
Total income (loss) from operations	0.51	0.92	(0.01)	(0.90)	(0.78)	(0.83)
Less distributions from:
Net investment income	(0.42)	(0.85)	(0.73)	(0.54)	(0.38)	(0.34)
Total distributions	(0.42)	(0.85)	(0.73)	(0.54)	(0.38)	(0.34)
Net asset value, end of period	$20.65	$20.56	$20.49	$21.23	$22.67	$23.83
Total return, based on NAV[4]	2.50%	4.58%	0.01%	(3.95)%	(3.35)%	(3.36)%
Net assets, end of period (millions)	$1,074	$964	$715	$429	$404	$418
Ratios to average net assets:
Gross expenses	0.09%[5]	0.09%	0.09%	0.09%	0.28%	0.50%[5]
Net expenses	0.09 [5,6,7]	0.09 [6,7]	0.09 [6,7]	0.08	0.09	0.09 [5]
Net investment income	4.26 [5]	4.21	3.58	2.16	0.77	0.54 [5]
Portfolio turnover rate[8]	10%	134%	92%	148%	14%	102%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	For the period June 9, 2020 (inception date) to March 31, 2021.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Ultra Short Bond ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1,3]
Net asset value, beginning of period	$25.00	$24.89	$24.58	$24.55	$24.88	$25.00
Income (loss) from operations:
Net investment income	0.58	1.18	1.23	0.61	0.14	0.10
Net realized and unrealized gain (loss)	0.07	0.12	0.30	(0.12)	(0.33)	0.13
Total income (loss) from operations	0.65	1.30	1.53	0.49	(0.19)	0.23
Less distributions from:
Net investment income	(0.59)	(1.19)	(1.22)	(0.46)	(0.14)	(0.33)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.59)	(1.19)	(1.22)	(0.46)	(0.14)	(0.35)
Net asset value, end of period	$25.06	$25.00	$24.89	$24.58	$24.55	$24.88
Total return, based on NAV[4]	2.63%	5.39%	6.41%	2.00%	(0.78)%	0.91%
Net assets, end of period (000s)	$156,641	$101,261	$3,733	$2,458	$3,682	$2,488
Ratios to average net assets:
Gross expenses	0.15%[5]	0.15%	0.15%	0.15%	1.71%	4.17%[5]
Net expenses[6,7]	0.15 [5]	0.14	0.04	0.10	0.15	0.15 [5]
Net investment income	4.68 [5]	4.80	4.99	2.47	0.55	0.58 [5]
Portfolio turnover rate[8]	23%	22%	39%	49%	24%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	For the period July 14, 2020 (inception date) to March 31, 2021.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[8]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin Disruptive Commerce ETF (“Disruptive Commerce ETF”), Franklin Exponential Data ETF (“Exponential Data ETF”), Franklin Focused Growth ETF (“Focused Growth ETF”), Franklin Genomic Advancements ETF (“Genomic Advancements ETF”),  Franklin Intelligent Machines ETF (“Intelligent Machines ETF”), and Franklin International Aggregate Bond ETF (“International Aggregate Bond ETF”) are separate non-diversified series of  Franklin Templeton ETF Trust (the “Trust”).  Franklin Dividend Growth ETF (“Dividend Growth ETF”), Franklin Dynamic Municipal Bond ETF (“Dynamic Municipal Bond ETF”),  Franklin Income Equity Focus ETF (“Income Equity Focus ETF”),  Franklin Income Focus ETF (“Income Focus ETF”), Franklin Investment Grade Corporate ETF (“Investment Grade Corporate ETF”),  Franklin High Yield Corporate ETF (“High Yield Corporate ETF”),  Franklin Multisector Income ETF (“Multisector Income ETF”), Franklin Municipal Green Bond ETF (“Municipal Green Bond ETF”), Franklin Senior Loan ETF (“Senior Loan ETF”), Franklin Systematic Style Premia ETF (“Systematic Style Premia ETF”),  Franklin Ultra Short Bond ETF (“Ultra Short Bond ETF”), Franklin U.S. Core Bond ETF (“U.S. Core Bond ETF”) and Franklin U.S. Treasury Bond ETF (“U.S. Treasury Bond ETF”) are separate diversified series of the Trust. The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Franklin Focused Growth ETF adopted the performance of the Franklin Focused Growth Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the fund (the Reorganization) that was effective after the market close on November 3, 2023. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to November 3, 2023 are those of the predecessor mutual fund.
Prior to the Franklin Focused Growth ETF’s listing on November 6, 2023, the net asset value (NAV) performance of the Advisor Class Shares of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund have been structured as an ETF, its performance may have differed.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Disruptive Commerce ETF, Exponential Data ETF, Focused Growth ETF, Genomic Advancements ETF, High Yield Corporate ETF, Intelligent Machines ETF, International Aggregate Bond ETF, and Senior Loan ETF are listed for trading on Cboe BZX Exchange, Inc. (Cboe), a national securities exchange. Shares of the Dividend Growth ETF, Dynamic Municipal Bond ETF,  Income Equity Focus ETF, Income Focus ETF, Investment Grade Corporate ETF,  Municipal Green Bond ETF, Systematic Style Premia ETF, Ultra Short Bond ETF,  U.S. Core Bond ETF and U.S. Treasury Bond ETF are listed for trading on NYSE Arca, Inc. Shares of Multisector Income ETF is listed for trading on NASDAQ. (Cboe and NYSE Arca, collectively with NASDAQ, the “Listing Exchanges”). The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation

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techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Disruptive Commerce ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$8,727,066	—	—	$8,727,066
Total Investments	$8,727,066	—	—	$8,727,066

†	See Schedules of Investments for additional detailed categorizations.
Dividend Growth ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,982,957	—	—	$4,982,957
Short-Term Investments†	74,906	—	—	74,906
Total Investments	$5,057,863	—	—	$5,057,863

†	See Schedules of Investments for additional detailed categorizations.
Dynamic Municipal Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$912,683,638	$2,813	$912,686,451
Corporate Bonds & Notes:
Consumer Discretionary	—	7,394,120	—	7,394,120
Energy	—	—	20,180	20,180
Total Long-Term Investments	—	920,077,758	22,993	920,100,751
Short-Term Investments†	—	64,130,000	—	64,130,000
Total Investments	—	$984,207,758	$22,993	$984,230,751

†	See Schedules of Investments for additional detailed categorizations.
Exponential Data ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,149,558	—	—	$4,149,558
Short-Term Investments†	40,725	—	—	40,725
Total Investments	$4,190,283	—	—	$4,190,283

†	See Schedules of Investments for additional detailed categorizations.

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Focused Growth ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$187,595,177	—	—	$187,595,177
Short-Term Investments†	2,451,209	—	—	2,451,209
Total Investments	$190,046,386	—	—	$190,046,386

†	See Schedules of Investments for additional detailed categorizations.
Genomic Advancements ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$16,108,387	—	$0 *	$16,108,387
Other Common Stocks	634,812	—	—	634,812
Preferred Stocks	165,795	—	—	165,795
Total Investments	$16,908,994	—	$0 *	$16,908,994

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
High Yield Corporate ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$96,371,345	$0 *	$96,371,345
Health Care	—	48,631,850	0 *	48,631,850
Other Corporate Bonds & Notes	—	465,318,503	—	465,318,503
Senior Loans	—	3,694,040	—	3,694,040
Municipal Bonds	—	1,621,533	—	1,621,533
Convertible Preferred Stocks	$765,270	—	—	765,270
Common Stocks:
Financials	—	—	5,304	5,304
Health Care	—	—	149,557	149,557
Total Long-Term Investments	765,270	615,637,271	154,861	616,557,402
Short-Term Investments†	20,275,071	—	—	20,275,071
Total Investments	$21,040,341	$615,637,271	$154,861	$636,832,473

[1]	Value is less than $1.
†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.

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Notes to Financial Statements (unaudited) (cont’d)
Income Equity Focus ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$61,663,915	—	—	$61,663,915
Equity-Linked Securities	—	$30,113,190	—	30,113,190
Convertible Preferred Stocks	5,378,316	—	—	5,378,316
Total Long-Term Investments	67,042,231	30,113,190	—	97,155,421
Short-Term Investments†	1,438,996	—	—	1,438,996
Total Investments	$68,481,227	$30,113,190	—	$98,594,417

†	See Schedule of Investments for additional detailed categorizations.
Income Focus ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$295,389,618	—	—	$295,389,618
Corporate Bonds & Notes	—	$251,517,554	—	251,517,554
Equity-Linked Securities	—	167,056,529	—	167,056,529
Mortgage-Backed Securities	—	54,533,992	—	54,533,992
U.S. Government & Agency Obligations	—	54,115,127	—	54,115,127
Convertible Preferred Stocks	19,662,822	—	—	19,662,822
Senior Loans	—	2,114,553	—	2,114,553
Convertible Bonds & Notes	—	710,150	—	710,150
Total Long-Term Investments	315,052,440	530,047,905	—	845,100,345
Short-Term Investments†	25,541,158	—	—	25,541,158
Total Investments	$340,593,598	$530,047,905	—	$870,641,503

†	See Schedules of Investments for additional detailed categorizations.
Intelligent Machines ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$47,341,445	—	—	$47,341,445
Warrants	—	—	$0 *	0*
Total Investments	$47,341,445	—	$0 *	$47,341,445

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.

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International Aggregate Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$578,871,325	—	$578,871,325
Corporate Bonds & Notes	—	48,436,774	—	48,436,774
Total Long-Term Investments	—	627,308,099	—	627,308,099
Short-Term Investments†	$44,401,795	—	—	44,401,795
Total Investments	$44,401,795	$627,308,099	—	$671,709,894
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$2,170,098	—	$2,170,098
Total	$44,401,795	$629,478,197	—	$673,879,992
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$2,362,216	—	$2,362,216

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Investment Grade Corporate ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$599,649,715	—	$599,649,715
U.S. Government & Agency Obligations	—	2,292,677	—	2,292,677
Total Long-Term Investments	—	601,942,392	—	601,942,392
Short-Term Investments†	$5,101,688	—	—	5,101,688
Total Investments	$5,101,688	$601,942,392	—	$607,044,080

†	See Schedules of Investments for additional detailed categorizations.
Multisector Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$7,174,998	—	$7,174,998
U.S. Government & Agency Obligations	—	2,296,690	—	2,296,690
Collateralized Mortgage Obligations	—	2,233,456	—	2,233,456
Asset-Backed Securities	—	1,424,587	—	1,424,587
Sovereign Bonds	—	1,198,628	—	1,198,628
Senior Loans	—	129,083	—	129,083
Total Long-Term Investments	—	14,457,442	—	14,457,442

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Notes to Financial Statements (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$643,470	—	—	$643,470
Total Investments	$643,470	$14,457,442	—	$15,100,912
Other Financial Instruments:
Futures Contracts††	$4,565	—	—	$4,565
OTC Interest Rate Swaps	—	$21,429	—	21,429
Centrally Cleared Interest Rate Swaps††	—	6,701	—	6,701
OTC Total Return Swaps	—	9,956	—	9,956
Total Other Financial Instruments	$4,565	$38,086	—	$42,651
Total	$648,035	$14,495,528	—	$15,143,563
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
OTC Interest Rate Swaps	—	$19,400	—	$19,400

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Municipal Green Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$87,889,380	—	$87,889,380
Collateralized Mortgage Obligations	—	78,826	—	78,826
Total Long-Term Investments	—	87,968,206	—	87,968,206
Short-Term Investments†	—	600,000	—	600,000
Total Investments	—	$88,568,206	—	$88,568,206

†	See Schedules of Investments for additional detailed categorizations.
Senior Loan ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Senior Loans	—	$1,040,400,351	—	$1,040,400,351
Corporate Bonds & Notes:
Health Care	—	1,929,767	$0 *	1,929,767
Other Corporate Bonds & Notes	—	36,037,439	—	36,037,439
Investments in Underlying Funds	$28,635,870	—	—	28,635,870
Asset-Backed Securities	—	2,003,330	—	2,003,330
Common Stocks	—	—	377,982	377,982
Total Long-Term Investments	28,635,870	1,080,370,887	377,982	1,109,384,739

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ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$124,543,071	—	—	$124,543,071
Total Investments	$153,178,941	$1,080,370,887	$377,982	$1,233,927,810

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
Systematic Style Premia ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$249,348,112	—	—	$249,348,112
Warrants	—	—	$0 *	0*
Total Long-Term Investments	249,348,112	—	0 *	249,348,112
Short-Term Investments†	101,131,361	—	—	101,131,361
Total Investments	$350,479,473	—	$0 *	$350,479,473
Other Financial Instruments:
Futures Contracts††	$5,146,639	—	—	$5,146,639
Forward Foreign Currency Contracts††	—	$3,249,378	—	3,249,378
Total Other Financial Instruments	$5,146,639	$3,249,378	—	$8,396,017
Total	$355,626,112	$3,249,378	$0 *	$358,875,490
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,474,482	—	—	$1,474,482
Forward Foreign Currency Contracts††	—	$1,163,948	—	1,163,948
OTC Total Return Swaps	—	1,513,394	—	1,513,394
Total	$1,474,482	$2,677,342	—	$4,151,824

†	See Consolidated Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Core Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$1,127,872,644	—	$1,127,872,644
Corporate Bonds & Notes	—	766,473,635	—	766,473,635
Mortgage-Backed Securities	—	725,326,343	—	725,326,343
Collateralized Mortgage Obligations	—	54,519,015	—	54,519,015
Municipal Bonds	—	18,023,345	—	18,023,345
Asset-Backed Securities	—	5,577,405	—	5,577,405
Total Long-Term Investments	—	2,697,792,387	—	2,697,792,387

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Notes to Financial Statements (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$25,829,117	—	—	$25,829,117
Total Investments	$25,829,117	$2,697,792,387	—	$2,723,621,504
Other Financial Instruments:
Futures Contracts††	$584,170	—	—	$584,170
Total	$26,413,287	$2,697,792,387	—	$2,724,205,674
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$119,513	—	—	$119,513

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Treasury Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$1,017,495,636	—	$1,017,495,636
U.S. Treasury Inflation Protected Securities	—	38,946,540	—	38,946,540
Total Long-Term Investments	—	1,056,442,176	—	1,056,442,176
Short-Term Investments†	$7,442,825	—	—	7,442,825
Total Investments	$7,442,825	$1,056,442,176	—	$1,063,885,001

†	See Schedules of Investments for additional detailed categorizations.
Ultra Short Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$131,305,336	—	$131,305,336
Certificates of Deposit	—	1,111,696	—	1,111,696
Total Long-Term Investments	—	132,417,032	—	132,417,032
Short-Term Investments†:
Commercial Paper	—	23,296,658	—	23,296,658
Money Market Funds	$4,667	—	—	4,667
Total Short-Term Investments	4,667	23,296,658	—	23,301,325
Total Investments	$4,667	$155,713,690	—	$155,718,357

†	See Schedules of Investments for additional detailed categorizations.
(b) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a

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written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Futures contracts. The Funds use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Funds are required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Forward foreign currency contracts. The Funds enter into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e) Swap agreements. The Funds invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Funds have credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Funds are required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities.

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Notes to Financial Statements (unaudited) (cont’d)
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statements of Assets and Liabilities. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statements of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by the Funds are recognized as a realized gain or loss in the Statements of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of September 30, 2025, the Fund did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the six months ended September 30, 2025, see Note 4.
Interest rate swaps
The Funds enter into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Funds records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
Total return swaps
The Funds enter into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Funds will make a payment to the counterparty.
(f) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. If the market value of the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.
Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.
Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

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(g) Loan participations. The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Funds assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Funds and the borrower. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(h) Unfunded loan commitments. The Funds may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Funds is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At September 30, 2025, the Funds had sufficient cash and/or securities to cover these commitments.
(i) Equity-linked securities. Certain or all Funds invest in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity-linked securities is recorded as realized  gains in the Statements of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
(j) Stripped securities. The Funds may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IO’s.
(k) Securities traded on a when-issued and delayed delivery basis. The Funds may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Funds with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(l) Mortgage dollar rolls. The Funds may enter into mortgage dollar rolls in which the Funds sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Funds executes its mortgage dollar rolls entirely in the TBA market, whereby the Funds makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Funds accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Funds is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(m) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or

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Notes to Financial Statements (unaudited) (cont’d)
interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(n) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(o) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks.When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values ofunderlying real estate properties are materially below the outstanding amount of these underlying mortgages, collectionof the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions maysignificantly impair the value and liquidity of these investments and may result in a lack of correlation between their creditratings and values.
(p) Foreign investment risks. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(q) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Funds may invest in certain securities or engage in other transactions where the Funds is exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

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With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Funds have entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedules of Investments.
As of September 30, 2025, International Aggregate Bond ETF held forward foreign currency contracts with credit related contingent features which had a liability position of $2,362,216, Systematic Style Premia ETF held forward foreign currency contracts and OTC total return swap with credit related contingent features which had a liability position of $2,677,342. Multisector Income ETF held OTC interest rate swaps with credit related contingent features which had a liability position of $19,400. If a contingent feature in the master agreements would have been triggered, the Multisector Income ETF would have been required to pay this amount to its derivatives counterparties. As of September 30, 2025, the International Aggregate Bond ETF held cash collateral from Citibank N.A. in the amount of $230,000. This amount could be used to reduce the International Aggregate Bond ETF exposure to the counterparty in the event of default.
(r) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(s) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Funds are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(t) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. For Multisector Income ETF, distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

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Notes to Financial Statements (unaudited) (cont’d)
(u) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
(w) Guarantees and indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) and Franklin Templeton Investment Management Limited (“FTIML”) are the Funds’ investment managers. Advisers, Franklin Templeton Institutional, LLC (“FT Institutional”) and K2/D&S Management Co., L.L.C. (Effective on or about January 1, 2026, the investment management services provided by K2/D&S Management Co., L.L.C. will be transferred to Advisers) (“K2 Advisors”) are the Funds’ subadvisers. Franklin Templeton Services, LLC (“Franklin Templeton Services”) is each Fund’s administrative manager. Advisers and FTIML are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under an agreement with Advisers and FTIML, Franklin Templeton Services provides administrative services to the Funds. The fee is paid by Advisers and FTIML based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
The Funds pay Advisers and FTIML a unified management fee for managing the Funds’ assets, as approved by the Board. Pursuant to the investment management agreement with the Trust on behalf of the Funds, FTIML reimburses the Funds for all acquired fund fees and expenses (such as those associated with the Funds’ investment in a Franklin Templeton money fund) and, with respect to Systematic Style Premia ETF, reimburses all expenses related to the Fund’s investment in the Subsidiary, and pays all of the ordinary operating expenses of the Funds, except for (i) the Funds’ management fee, (ii) payments under the Funds’ Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses.
Each Fund pays gross effective investment management fee, calculated daily and paid monthly according to the terms of the management agreement, at an annual rate of each Fund’s average daily net assets as follows:

Annualized Fee Rate
Disruptive Commerce ETF	0.50%
Dividend Growth ETF	0.49%
Dynamic Municipal Bond ETF	0.30%
Exponential Data ETF	0.50%
Focused Growth ETF	0.55%
Genomic Advancements ETF	0.50%
High Yield Corporate ETF	0.40%

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Annualized Fee Rate
Income Equity Focus ETF	0.29%
Income Focus ETF	0.38%
Intelligent Machines ETF	0.50%
International Aggregate Bond ETF	0.25%
Investment Grade Corporate ETF	0.35%
Multisector Income ETF	0.39%
Municipal Green Bond ETF	0.30%
Senior Loan ETF	0.45%
Systematic Style Premia ETF	0.65%
U.S. Core Bond ETF	0.15%
U.S. Treasury Bond ETF	0.09%
Ultra Short Bond ETF	0.15%
The manager has agreed to waive the Funds’ management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
For Systematic Style Premia ETF, pursuant to the terms of the Fund’s Investment Management Agreement, the investment manager reimburses the Fund for all acquired Fund fees as well as all expenses related to the Fund’s investment in a Cayman Islands-based company that is wholly owned by the Fund (the “Subsidiary”). Thus, expenses incurred in connection with the Fund’s investment in the Subsidiary are paid/reimbursed by the investment manager under the unitary management fee structure. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
During the six months ended September 30, 2025, fees waived and/or expenses reimbursed, all of which was an affiliated money market fund waiver, amounted to as follows:

Exponential Data ETF	$179
Focused Growth ETF	1,896
High Yield Corporate ETF	255
Income Equity Focus ETF	235
Income Focus ETF	28,258
International Aggregate Bond ETF	826
Investment Grade Corporate ETF	98
Senior Loan ETF	64,689
U.S. Core Bond ETF	26,848
U.S. Treasury Bond ETF	5,710
Ultra Short Bond ETF	677
For Systematic Style Premia ETF, during the six months ended September 30, 2025, fees waived and/or expenses reimbursed amounted to $207,758.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

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Notes to Financial Statements (unaudited) (cont’d)
3. Investments
During the six months ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Disruptive Commerce ETF
Purchases	$1,331,959
Sales	1,299,127

Dividend Growth ETF
Purchases	$30,554
Sales	—

Dynamic Municipal Bond ETF
Purchases	$582,466,137
Sales	235,035,453

Exponential Data ETF
Purchases	$781,264
Sales	2,090,798

Focused Growth ETF
Purchases	$32,866,688
Sales	14,507,037

Genomic Advancements ETF
Purchases	$2,555,908
Sales	2,139,186

High Yield Corporate ETF
Purchases	$134,000,326
Sales	125,089,233

Income Equity Focus ETF
Purchases	$31,463,276
Sales	33,191,971

	Income Focus ETF
	Investments	U.S. Government & Agency Obligations
Purchases	$300,724,149	$67,435,165
Sales	108,643,537	30,391,902

Intelligent Machines ETF
Purchases	$3,344,062
Sales	3,058,069

International Aggregate Bond ETF
Purchases	$142,537,396
Sales	118,351,386

	Investment Grade Corporate ETF
	Investments	U.S. Government & Agency Obligations
Purchases	$84,480,342	$12,403,402
Sales	70,212,785	21,210,340

	Multisector Income ETF
	Investments	U.S. Government & Agency Obligations
Purchases	$11,729,684	$6,206,493
Sales	75,503	3,429,077

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Municipal Green Bond ETF
Purchases	$21,278,418
Sales	30,653,170

Senior Loan ETF
Purchases	$255,829,672
Sales	148,618,315

Systematic Style Premia ETF
Purchases	$102,221,609
Sales	87,814,272

	U.S. Core Bond ETF
	Investments	U.S. Government & Agency Obligations
Purchases	$670,543,781	$202,183,165
Sales	471,967,044	138,551,605

	U.S. Treasury Bond ETF
	Investments	U.S. Government & Agency Obligations
Purchases	—	$209,972,938
Sales	—	103,598,575

Ultra Short Bond ETF
Purchases	$74,226,209
Sales	25,075,830
During the six months ended September 30, 2025, in-kind transactions (Note 5) were as follows:

	Contributions	Redemptions	Realized Gain (Loss)*
Disruptive Commerce ETF	—	$3,285,307	$374,409
Dividend Growth ETF	$4,904,775	—	—
Dynamic Municipal Bond ETF	1,192,545	—	—
Exponential Data ETF	—	—	—
Focused Growth ETF	29,524,863	6,670,238	3,733,045
Genomic Advancements ETF	3,950,644	—	—
High Yield Corporate ETF	78,067,175	86,412,467	(212,646)
Income Equity Focus ETF	1,944,848	—	—
Income Focus ETF	39,262,256	—	—
Intelligent Machines ETF	7,919,393	—	—
International Aggregate Bond ETF	—	—	—
Investment Grade Corporate ETF	47,953,297	18,690,483	(803,133)
Multisector Income ETF	—	—	—
Municipal Green Bond ETF	—	—	—
Senior Loan ETF	—	—	—
Systematic Style Premia ETF	—	—	—
U.S. Core Bond ETF	—	—	—
U.S. Treasury Bond ETF	—	—	—
Ultra Short Bond ETF	—	—	—

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Funds.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

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Notes to Financial Statements (unaudited) (cont’d)
At September 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Disruptive Commerce ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$7,042,939	$2,034,543	$(350,416)	$1,684,127

	Dividend Growth ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$5,010,235	$145,478	$(97,850)	$47,628

	Dynamic Municipal Bond ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$970,086,445	$19,491,211	$(5,346,905)	$14,144,306

	Exponential Data ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$3,253,398	$1,214,561	$(277,676)	$936,885

	Focused Growth ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$136,851,961	$54,056,526	$(862,101)	$53,194,425

	Genomic Advancements ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$14,892,098	$3,037,033	$(1,020,137)	$2,016,896

	High Yield Corporate ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$628,881,417	$13,344,316	$(5,393,260)	$7,951,056

	Income Equity Focus ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$93,148,282	$8,492,594	$(3,046,459)	$5,446,135

	Income Focus ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$828,225,895	$45,087,367	$(2,671,759)	$42,415,608

	Intelligent Machines ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$29,540,671	$18,120,885	$(320,111)	$17,800,774

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	International Aggregate Bond ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$645,962,225	$37,739,907	$(11,992,238)	$25,747,669
Forward foreign currency contracts	—	2,170,098	(2,362,216)	(192,118)

	Investment Grade Corporate ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$617,687,285	$10,555,548	$(21,198,753)	$(10,643,205)

	Multisector Income ETF
	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$15,063,955	$60,000	$(23,043)	$36,957
Futures contracts	—	4,565	—	4,565
Swap contracts	58,923	25,063	(8,945)	16,118

	Municipal Green Bond ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$89,434,981	$1,634,880	$(2,501,655)	$(866,775)

	Senior Loan ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$1,252,875,513	$4,673,993	$(23,621,696)	$(18,947,703)

	Systematic Style Premia ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$309,782,048	$51,449,945	$(10,752,520)	$40,697,425
Futures contracts	—	5,146,639	(1,474,482)	3,672,157
Forward foreign currency contracts	—	3,249,378	(1,163,948)	2,085,430
Swap contracts	—	—	(1,513,394)	(1,513,394)

	U.S. Core Bond ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,777,427,711	$38,236,495	$(92,042,702)	$(53,806,207)
Futures contracts	—	584,170	(119,513)	464,657

	U.S. Treasury Bond ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,056,625,505	$12,285,349	$(5,025,853)	$7,259,496

	Ultra Short Bond ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$155,142,000	$601,947	$(25,590)	$576,357

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Notes to Financial Statements (unaudited) (cont’d)
4. Derivative instruments and hedging activities
Disruptive Commerce ETF
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
Dividend Growth ETF
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
Dynamic Municipal Bond ETF
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
Exponential Data ETF
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
Focused Growth ETF
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
Genomic Advancements ETF
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
High Yield Corporate ETF
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
Income Equity Focus ETF
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
Income Focus ETF
At September 30, 2025, the Fund did not have any derivative instruments outstanding.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$151,803
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Written options†	$1,886

*	Based on the average of the market values at each month-end during the period.
†	At September 30, 2025, there were no open positions held in this derivative.

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Intelligent Machines ETF
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
International Aggregate Bond ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$2,170,098

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$2,362,216

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(39,246,605)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$14,657,378
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Forward foreign currency contracts (to buy)	$243,892,467
Forward foreign currency contracts (to sell)	693,416,503

*	Based on the average of the market values at each month-end during the period.

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Notes to Financial Statements (unaudited) (cont’d)
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of September 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
BNP Paribas	$1,290,678	$(1,182,129)	$108,549	—	$108,549
Citibank N.A.	879,420	(1,180,087)	(300,667)	$(230,000)	(530,667)
Total	$2,170,098	$(2,362,216)	$(192,118)	$(230,000)	$(422,118)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
Investment Grade Corporate ETF
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
Multisector Income ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Market Risk	Total
Futures contracts[2]	$4,565	—	$4,565
OTC swap contracts[3]	21,429	$9,956	31,385
Centrally cleared swap contracts[4]	6,701	—	6,701
Total	$32,695	$9,956	$42,651

LIABILITY DERIVATIVES[1]
Interest Rate Risk
OTC swap contracts[3]	$19,400

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statements of Assets and Liabilities.
[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Market Risk	Total
Futures contracts	$(10,015)	—	$(10,015)
Swap contracts	(302)	$(4,841)	(5,143)
Total	$(10,317)	$(4,841)	$(15,158)

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CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Market Risk	Total
Futures contracts	$4,565	—	$4,565
Swap contracts	6,162	$9,956	16,118
Total	$10,727	$9,956	$20,683
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to sell)	$3,226,457
Average Notional Balance**
Interest rate swap contracts	$22,268,800
Total return swap contracts	1,275,000

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of September 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of America N.A.	—	$(2,004)	$(2,004)	—	$(2,004)
JPMorgan Chase & Co.	$31,385	(17,396)	13,989	—	13,989
Total	$31,385	$(19,400)	$11,985	—	$11,985

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
Municipal Green Bond ETF
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
Senior Loan ETF
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
Systematic Style Premia ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Consolidated Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts[2]	$738,003	—	$1,412,793	$2,995,843	$5,146,639
Forward foreign currency contracts	—	$3,249,378	—	—	3,249,378
Total	$738,003	$3,249,378	$1,412,793	$2,995,843	$8,396,017

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts[2]	$328,581	—	$339,920	$805,981	$1,474,482
Forward foreign currency contracts	—	$1,163,948	—	—	1,163,948
OTC swap contracts[3]	—	—	1,513,394	—	1,513,394
Total	$328,581	$1,163,948	$1,853,314	$805,981	$4,151,824

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Notes to Financial Statements (unaudited) (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Consolidated Schedules of Investments. Only net
variation margin is reported within the receivables and/or payables on the Consolidated Statements of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Consolidated Statements of Assets and Liabilities.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Consolidated Statements of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts	$668,730	—	$9,058,965	$5,921,188	$15,648,883
Swap contracts	—	—	(23,180,922)	—	(23,180,922)
Forward foreign currency contracts	—	$1,287,898	—	—	1,287,898
Total	$668,730	$1,287,898	$(14,121,957)	$5,921,188	$(6,244,141)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts	$(181,534)	—	$(1,284,622)	$1,829,910	$363,754
Swap contracts	—	—	(1,513,395)	—	(1,513,395)
Forward foreign currency contracts	—	$1,377,691	—	—	1,377,691
Total	$(181,534)	$1,377,691	$(2,798,017)	$1,829,910	$228,050
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$219,509,774
Futures contracts (to sell)	225,555,627
Forward foreign currency contracts (to buy)	202,770,490
Forward foreign currency contracts (to sell)	221,878,341
Average Notional Balance**
Total return swap contracts	$186,667,307

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of September 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
Morgan Stanley & Co. LLC	$3,249,378	$(2,677,342)	$572,036	—	$572,036
Total	$3,249,378	$(2,677,342)	$572,036	—	$572,036

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Consolidated Statements of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

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U.S. Core Bond ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$584,170

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$119,513

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$1,519,314	—	$1,519,314
Swap contracts	—	$(163,542)	(163,542)
Total	$1,519,314	$(163,542)	$1,355,772

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$(202,623)	—	$(202,623)
Swap contracts	—	$30,880	30,880
Total	$(202,623)	$30,880	$(171,743)
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$148,464,058
Average Notional Balance**
Credit default swap contracts (sell protection)†	$3,435,714

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
†	At September 30, 2025, there were no open positions held in this derivative.
U.S. Treasury Bond ETF
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
Ultra Short Bond ETF
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
5. Fund share transactions
At September 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Each Fund’s shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations, where 50,000

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Notes to Financial Statements (unaudited) (cont’d)
shares of each Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following companies were considered affiliated companies for all or some portion of the six months ended September 30, 2025. The following transactions were effected in such companies for the six months ended September 30, 2025.

Dividend Growth ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$—	$76,522	76,522	$1,616	1,616	—	$237	—	$74,906

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Exponential Data ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$56,007	$268,811	268,811	$284,093	284,093	—	$1,675	—	$40,725

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Focused Growth ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$3,386,667	$5,157,434	5,157,434	$6,092,892	6,092,892	—	$9,881	—	$2,451,209

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

High Yield Corporate ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$—	$20,275,071	20,275,071	—	—	—	$8,258	—	$20,275,071

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Income Equity Focus ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$—	$5,798,400	5,798,400	$4,359,404	4,359,404	—	$4,908	—	$1,438,996

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

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Income Focus ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$16,115,318	$157,900,313	157,900,313	$148,474,473	148,474,473	—	$299,325	—	$25,541,158

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

International Aggregate Bond ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$—	$44,401,795	44,401,795	—	—	—	$24,412	—	$44,401,795

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Investment Grade Corporate ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$—	$5,242,697	5,242,697	$141,009	141,009	—	$2,872	—	$5,101,688

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Multisector Income ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$—	$2,032,110	2,032,110	$1,388,640	1,388,640	—	$1,187	—	$643,470

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Senior Loan ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$—	$124,543,071	124,543,071	—	—	—	$67,049	—	$124,543,071
Franklin High Yield Corporate ETF	7,052,870	1,213,499	50,000	—	—	—	254,029	$220,177	8,486,546
	$7,052,870	$125,756,570		—		—	$321,078	$220,177	$133,029,617

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

U.S. Core Bond ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$26,518,552	$312,896,205	312,896,205	$313,585,640	313,585,640	—	$608,772	—	$25,829,117

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

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Notes to Financial Statements (unaudited) (cont’d)

U.S. Treasury Bond ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$15,120,922	$80,729,060	80,729,060	$88,407,157	88,407,157	—	$202,269	—	$7,442,825

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Ultra Short Bond ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$1,259	$40,934,740	40,934,740	$40,931,332	40,931,332	—	$10,366	—	$4,667

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
7. Restricted securities
The following investments in Franklin Genomic Advancements ETF are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Value at 9/30/2025	Value Per Share	Percent of Net Assets
OmniAb Inc., $12.50 EARNOUT, Common Shares	240	11/22	$0 (a)	$0 (a)	$0.00 (b)	0.00%(c)
OmniAb Inc., $15.00 EARNOUT, Common Shares	240	11/22	0 (a)	0 (a)	0.00 (b)	0.00 (c)
			$0	$0		0.00%

(a)	Amount represents less than $1.
(b)	Amount represents less than $0.005 per share.
(c)	Amount represents less than 0.005%.
8. Redemption facility
The Franklin High Yield Corporate ETF and Franklin Senior Loan ETF, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the shall, in addition to interest charged on any borrowings made by the and other costs incurred by the , pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. The Funds did not utilize the Global Credit Facility during the six months ended September 30, 2025.
9. Capital loss carryforwards
As of March 31, 2025, the following Funds had capital loss carryforwards remaining, which have no expiration date, that will be available to offset future taxable capital gains. The capital loss carryforwards were as follows:

Non-Expiring Capital Loss Carryforwards
Disruptive Commerce ETF	$11,043,739
Dividend Growth ETF	—

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Non-Expiring Capital Loss Carryforwards
Dynamic Municipal Bond ETF	$5,771,066
Exponential Data ETF	1,240,100
Focused Growth ETF	14,214,546
Genomic Advancements ETF	11,400,102
High Yield Corporate ETF	10,830,826
Income Equity Focus ETF	5,714,836
Income Focus ETF	1,151,344
Intelligent Machines ETF	1,920,267
International Aggregate Bond ETF	15,487,341
Investment Grade Corporate ETF	66,114,320
Multisector Income ETF	—
Municipal Green Bond ETF	11,834,906
Senior Loan ETF	12,934,161
Systematic Style Premia ETF	7,750,834
U.S. Core Bond ETF	161,888,772
U.S. Treasury Bond ETF	85,136,010
Ultra Short Bond ETF	36,965
10. Concentration of risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a variable interest entity (VIE). In a VIE structure, foreign investors, such as Disruptive Commerce ETF will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds’ returns and net asset value.
11. Credit Risk and Defaulted Securities
At September 30, 2025, Franklin Dynamic Municipal Bond ETF, Franklin High Yield Corporate ETF, Franklin Municipal Green Bond ETF and Franklin Senior Loan ETF had 31.42%, 95.59%, 10.79% and 89.53% respectively, of their portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest. Franklin Dynamic Municipal Bond ETF and Franklin High Yield Corporate ETF held defaulted securities and/or other securities for which the income

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Notes to Financial Statements (unaudited) (cont’d)
has been deemed uncollectible. At September 30, 2025, the aggregate value of these securities represented 0.01% and 0.00%, respectively, of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
12. Investments in FLSP Holdings Corporation
Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At September 30, 2025, the FLSP Holdings Corporation’s investments as well as any other assets and liabilities of the FSLP Holdings Corporation are reflected in the Fund’s Consolidated Schedules of Investments and Consolidated Statements of Assets and Liabilities. All intercompany balances and transactions have been eliminated. At September 30, 2025, the net assets of the FLSP Holdings Corporation were $15,229,024, representing 3.63% of the Fund’s consolidated net assets. The Fund’s investment(s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.
13. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
14. Operating segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Funds within the Funds’ investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Funds’ operating results and allocating resources in accordance with the Funds’ investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Funds’ Schedules of Investments provides details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

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Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

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Board Approval of Management and
Subadvisory Agreements (unaudited)
Franklin Templeton ETF Trust

Franklin Disruptive Commerce ETF
Franklin Dynamic Municipal Bond ETF
Franklin Exponential Data ETF
Franklin Focused Growth ETF
Franklin Genomic Advancements ETF
Franklin High Yield Corporate ETF
Franklin Income Equity Focus ETF
Franklin Income Focus ETF
Franklin Intelligent Machines ETF
Franklin International Aggregate Bond ETF
Franklin Investment Grade Corporate ETF
Franklin Municipal Green Bond ETF
Franklin Senior Loan ETF
Franklin Systematic Style Premia ETF
Franklin Ultra Short Bond ETF
Franklin U.S. Core Bond ETF
Franklin U.S. Treasury Bond ETF
(each a Fund)
At an in-person meeting held on May 21, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each Fund (except the Franklin International Aggregate Bond ETF); (ii) an investment management agreement between Franklin Templeton Investment Management Limited (FTIML) and the Trust, on behalf of the Franklin International Aggregate Bond ETF; (iii) an investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FT Institutional), an affiliate of FAV, on behalf of each of the Franklin Investment Grade Corporate ETF, Franklin U.S. Core Bond ETF and Franklin U.S. Treasury Bond ETF; and (iv) an investment sub-advisory agreement between FTIML and FAV, an affiliate of FTIML, on behalf of the Franklin International Aggregate Bond ETF (v) (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAV, FTIML and FT Institutional are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to:  (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

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Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of acquired third-party fund families into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.  The Board also considered the investment management services that FAV provides to the Cayman Islands-based company, which is wholly owned by the Franklin Systematic Style Premia ETF (Cayman Subsidiary).
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund for various time periods ended December 31, 2024. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution.  The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of each Fund’s performance results is below.
Franklin Disruptive Commerce ETF - The Performance Universe for the Fund included the Fund and all retail and institutional consumer services funds and exchange-traded funds. The Fund commenced operations on February 25, 2020, and thus had been in operation for less than five years as of December 31, 2024. The Board noted that Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-year period was below the median of its Performance Universe and in the fifth quintile (worst) of its Performance Universe. The Board further noted that the Fund’s annualized total return for the one-year period was 28.16%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Dynamic Municipal Bond ETF, Franklin High Yield Corporate ETF, and Franklin International Aggregate Bond ETF - The Performance Universe for the Franklin Dynamic Municipal Bond ETF included the Fund and all retail and institutional intermediate municipal debt funds and exchange-traded funds. The Performance Universe for the Franklin High Yield Corporate ETF included the Fund and all retail and institutional high yield funds and exchange-traded funds. The Performance Universe for the Franklin International Aggregate Bond ETF included the Fund and all retail and institutional international income funds and exchange-traded funds. The Franklin Dynamic Municipal Bond ETF commenced operations on August 31,

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Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
2017 and the Franklin High Yield Corporate ETF and the Franklin International Aggregate Bond ETF commenced operations on May 30, 2018, and thus had been in operation for less than 10 years. The Board noted that each Fund’s annualized total return for the one-, three- and five-year periods was above the median of its respective Performance Universe. The Board concluded that each Fund’s performance was satisfactory.
Franklin Exponential Data ETF, Franklin Genomic Advancements ETF and Franklin Ultra Short Bond ETF - The Performance Universe for the Franklin Exponential Data ETF included the Fund and all retail and institutional science and technology funds and exchange-traded funds. The Performance Universe for the Franklin Genomic Advancements ETF included the Fund and all retail and institutional health/biotechnology funds and exchange-traded funds. The Performance Universe for the Franklin Ultra Short Bond ETF included the Fund and all retail and institutional ultra-short obligation funds and exchange-traded funds. The Franklin Exponential Data ETF commenced operations on January 12, 2021, and thus had been in operation for less than five years. The Franklin Genomic Advancements ETF commenced operations on February 25, 2020, and thus had been in operation for less than five years as of December 31, 2024. The Franklin Ultra Short Bond ETF commenced operations on July 14, 2020, and thus had been in operation for less than five years. The Board noted that each Fund’s annualized total return for the one- and three-year periods was below the median of its respective Performance Universe. The Board also noted each Fund’s short operating history.  The Board concluded that each Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Focused Growth ETF - The Performance Universe for the Fund included the Fund and all retail and institutional large-cap growth funds and exchange-traded funds. The Fund’s predecessor whose performance the Fund adopted on November 3, 2023 commenced operations on April 13, 2016, and thus had been in operation for less than 10 years. The Board noted that Fund’s annualized total return for the for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three- and five-year period was below the median of its Performance Universe. The Board noted that the annualized total return for the one-, three- and five-year periods was 38.17%, 7.55% and 17.67% respectively. The Board concluded that the Fund’s performance was satisfactory.
Franklin Income Equity Focus ETF, Franklin Investment Grade Corporate ETF and Franklin U.S. Core Bond ETF - The Performance Universe for the Franklin Income Equity Focus ETF included the Fund and all retail and institutional large-cap core funds and exchange-traded funds. The Performance Universe for the Franklin Investment Grade Corporate ETF included the Fund and all retail and institutional BBB-rated corporate debt funds and exchange-traded funds. The Performance Universe for the Franklin U.S. Core Bond ETF included the Fund and all retail and institutional core bond funds and exchange-traded funds. The Franklin Income Equity Focus ETF commenced operations on September 20, 2016, the Franklin Investment Grade Corporate ETF commenced operations on October 3, 2016 and the Franklin U.S. Core Bond ETF commenced operations on September 17, 2019, and thus each respective Fund has been in operation for less than 10 years. The Board noted that each Fund’s annualized total return for the one-, three- and five-year periods was below the median of its respective Performance Universe.
The Board discussed the performance of the Franklin Income Equity Focus ETF with management and management explained that the Fund’s relative underperformance in comparison to its Performance Universe was due, in part, to the Fund’s emphasis on both income and capital appreciation versus the total return focus of the majority of peers in the Performance Universe. The Board noted management’s representations regarding the actions that management was taking/had taken in an effort to improve the overall performance of the Fund, including the repositioning of the Fund which was effective May 31, 2024 and included the Fund changing its name, ticker symbol, investment goal, strategies and policies (including the Fund’s 80% investment policy), primary benchmark index, and other related changes. The Board further noted management’s representation that since the repositioning, the Fund outperformed its benchmark. Management discussed with the Board management’s conviction in the Fund’s core equity income strategy.
The Board discussed the performance of the Franklin Investment Grade Corporate ETF with management and management explained that the Fund’s relative underperformance in comparison to its Performance Universe was due, in part, to the Fund having less exposure to high yield securities than its Performance Universe peers, noting that high yield securities strongly outperformed investment grade bonds over recent years. Management also explained that the Fund’s performance for the one-year period was consistent with the Bloomberg US Corporate Investment Grade Index which is more reflective of the Fund’s strategy than the full peer group. Management further explained that much of the Fund’s three- and five-year underperformance was attributable to security selection and, in particular, the Fund’s exposure to Silicon Valley Bank.  The Board noted management’s representations regarding the actions that management was taking/had taken in an effort to

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improve the overall performance of the Fund, including recent changes to the research team, although management confirmed its conviction in the Fund’s current portfolio positioning at this time.
The Board discussed the performance of the Franklin U.S. Core Bond ETF with management and management explained that the Fund’s relative underperformance in comparison to its Performance Universe was due, in part, to duration and security selection. The Board noted management’s representations regarding the actions that management was taking/had taken in an effort to improve the overall performance of the Fund, including recent changes to the investment team and enhancements to the portfolio construction process. The Board also noted that the Fund outperformed its benchmark, the Bloomberg US Aggregate Index, for the one-year period ended December 31, 2024.
The Board concluded that each Fund’s Management Agreement(s) should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Income Focus ETF - The Performance Universe for the Fund included the Fund and all retail and institutional flexible portfolio funds and exchange-traded funds. The Fund commenced operations on June 6, 2023, and thus had been in operation for less than three years. The Board noted that the Fund’s annualized total return for the one-year period was below the median of its Performance Universe. The Board further noted the Fund’s short operating history. The Board also noted that effective January 1, 2025, the Fund changed its benchmark to a benchmark comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index and changed its investment policies to permit the Fund to invest up to 40% of its assets in equity-linked notes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Intelligent Machines ETF and Franklin U.S. Treasury Bond ETF - The Performance Universe for the Franklin Intelligent Machines ETF included the Fund and all retail and institutional science and technology funds and exchange-traded funds. The Performance Universe for the Franklin U.S. Treasury Bond ETF included the Fund and all retail and institutional general US Treasury funds and exchange-traded funds. The Franklin Intelligent Machines ETF commenced operations on February 25, 2020 and the Franklin U.S. Treasury Bond ETF commenced operations on June 9, 2020, and thus had been in operation for less than five years as of December 31, 2024. The Board noted that each Fund’s annualized total return for the one- and three-year periods was above the median of its respective Performance Universe. The Board concluded that each Fund’s performance was satisfactory.
Franklin Municipal Green Bond ETF- The Performance Universe for the Fund included the Fund and all retail and institutional general and insured municipal debt funds and exchange-traded funds. The Fund commenced operations on August 31, 2017, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the for the one-year period was above the median of its Performance Universe, for the five-year period was equal to the median of its Performance Universe, but for the three-year period was below the median of its Performance Universe. The Board further noted the repositioning of the Fund effective May 3, 2022, which changed the Fund’s name and principal investment strategies to invest, under normal circumstances, at least 80% of its net assets in municipal green bonds. The Board concluded that the Fund’s performance was satisfactory.
Franklin Senior Loan ETF- The Performance Universe for the Franklin Senior Loan ETF included the Fund and all retail and institutional loan participation funds and exchange-traded funds. The Fund commenced operations on May 30, 2018 and thus had been in operation for less than 10 years. The Board noted that each Fund’s annualized total return for the three- and five-year periods was above the median of its Performance Universe, but for the one-year period was equal to the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Systematic Style Premia ETF- The Performance Universe for the Fund included the Fund and all retail and institutional absolute-return funds and exchange-traded funds. The Fund commenced operations on December 18, 2019 and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for its five-year period was below the median of its Performance Universe. The Board further noted the small size of the Fund’s performance universe for the five-year period, and that therefore no quintile information was available for the period for the Fund. The Board concluded that the Fund’s performance was satisfactory.

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Subadvisory Agreements (unaudited) (cont’d)
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
Franklin Disruptive Commerce ETF, Franklin Exponential Data ETF, Franklin Focused Growth ETF, Franklin Genomic Advancements ETF, Franklin High Yield Corporate ETF, Franklin Income Equity Focus ETF, Franklin Income Focus ETF, Franklin Intelligent Machines ETF, Franklin Senior Loan ETF, Franklin Systematic Style Premia ETF, Franklin Ultra Short Bond ETF and Franklin U.S. Core Bond ETF – The Expense Group for each of these Funds was as follows:
• The Expense Group for the Franklin Disruptive Commerce ETF was comprised of actively managed exchange-traded funds, which included the Fund, two other consumer services funds, one global financial services fund, one global science/technology fund, and two financial services funds.
• The Expense Group for the Franklin Exponential Data ETF was comprised of actively managed exchange-traded funds, which included the Fund, and 10 other science and technology funds.
• The Expense Group for the Franklin Focused Growth ETF was comprised of actively managed exchange-traded funds, which included the Fund and nine other large-cap growth funds.
• The Expense Group for the Franklin Genomic Advancements ETF was comprised of actively managed exchange-traded funds, which included the Fund, five other health/biotechnology funds, and two global health/biotechnology funds.
• The Expense Group for the Franklin High Yield Corporate ETF was comprised of actively managed exchange-traded funds, which included the Fund and 13 other high yield funds.
• The Expense Group for the Franklin Income Equity Focus ETF was comprised of actively managed exchange-traded funds, which included the Fund, one other large-cap core fund, and three multi-cap core funds.
• The Expense Group for the Franklin Income Focus ETF was comprised of actively managed exchange-traded funds, which included the Fund and four other flexible portfolio funds.
• The Expense Group for the Franklin Intelligent Machines ETF was comprised of actively managed exchange-traded funds, which included the Fund and 11 other science and technology funds.
• The Expense Group for the Franklin Senior Loan ETF was comprised of actively managed exchange-traded funds, which included the Fund and eight other loan participation funds.
• The Expense Group for the Franklin Systematic Style Premia ETF was comprised of actively managed exchange-traded funds, which included the Fund, three other absolute-return funds, and five alternative long/short equity funds.
• The Expense Group for the Franklin Ultra Short Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund and 12 other ultra-short obligation funds.
• The Expense Group for the Franklin U.S. Core Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund, four other core bond funds, and seven core plus bond funds.
The Board noted that the Management Rate and actual total expense ratio for each Fund were below the medians of its respective Expense Group. The Board further noted that each Fund has a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement the applicable Manager reimburses each Fund for all of its acquired fund fees

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and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 fees (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (Unified Fee Arrangement). The Board also noted the small size of the Expense Group for the Franklin Income Equity Focus ETF and Franklin Income Focus ETF and that therefore no quintile information was available for those Funds. The Board also noted that FT Institutional is paid by FAV out of the management fee FAV receives from the Franklin U.S. Core Bond ETF, and further noted that the allocation of the fee between FAV and FT Institutional reflected the services provided by each Manager to the applicable Fund. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to FT Institutional are reasonable.
Franklin Dynamic Municipal Bond ETF and Franklin Municipal Green Bond ETF - The Expense Group for the Franklin Municipal Green Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund, six other general and insured municipal debt funds, and two intermediate municipal debt funds. The Expense Group for the Franklin Dynamic Municipal Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund and nine other intermediate municipal debt funds. The Board noted that the Management Rate for each Fund was below the median of its respective Expense Group. The Board also noted that the actual total expense ratio for each Fund was equal to the median of its respective Expense Group. The Board further noted the Funds’ Unified Fee. The Board also noted the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin International Aggregate Bond ETF and Franklin U.S. Treasury Bond ETF - The Expense Group for the Franklin International Aggregate Bond ETF was comprised of exchange-traded funds, which included the Fund and two other international income funds. The Expense Group for the Franklin U.S. Treasury Bond ETF was comprised of exchange-traded funds, which included the Fund and eight other general US Treasury funds. The Board noted that the Management Rate and actual total expense ratio for each Fund were above the medians of its respective Expense Group. The Board discussed the above median Management Rate and actual total expense ratio with management and management explained that many of the Franklin U.S. Treasury Bond ETF’s Expense Group peers are passively managed whereas the Franklin U.S. Treasury Bond ETF is actively managed. Management also explained that there are few actively managed ETFs in the Franklin International Aggregate Bond ETF’s peer group and that the Management Rate is comparable to those actively managed peers. The Board also noted the small size of the Franklin International Aggregate Bond ETF’s Expense Group and that there was no quintile information available. The Board further noted each Fund’s Unified Fee. The Board also noted the terms of the Unified Fee Arrangement. The Board also noted that FT Institutional is paid by FAV out of the management fee FAV receives from the Franklin U.S. Treasury Bond ETF and that FAV is paid by FTIML out of the management fee FTIML receives from the Franklin International Aggregate Bond ETF. The Board also noted that the allocation of the fee between FTIML and FAV  and FAV and FT Institutional reflected the services provided by each Manager to the applicable Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Funds and the sub-advisory fee paid to FT Institutional and FAV are reasonable.
Franklin Investment Grade Corporate ETF- The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and four other BBB-rated corporate debt funds. The Board noted that the Management Rate and actual total expense ratio was equal to the medians of its Expense Group. The Board further noted the Fund’s Unified Fee.  The Board also noted the terms of the Unified Fee Arrangement. The Board also noted that FT Institutional is paid by FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and FT Institutional reflected the services provided by each Manager to the Fund. The Board also noted the small size of the Fund’s Expense Group and that therefore no quintile information was available for the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to FT Institutional are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2024 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating

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Subadvisory Agreements (unaudited) (cont’d)
profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures, but over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the applicable Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the applicable Manager and/or its affiliates for some time. The Board also considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the FT family of funds as a whole. The Board also noted that, as of December 31, 2024, each Fund (except for the Franklin High Yield Corporate ETF, Franklin International Aggregate Bond ETF, Franklin Investment Grade Corporate ETF, Franklin Senior Loan ETF, Franklin U.S. Core Bond ETF and Franklin U.S. Treasury Bond ETF) had net assets below $500 million (and in most cases much less) and thus did not have an asset size that would likely enable them to achieve economies of scale. The Board recognized that there would not likely be any economies of scale for these Funds until their assets grow. The Board also noted management’s representation that while the Franklin High Yield Corporate ETF, Franklin International Aggregate Bond ETF, Franklin Investment Grade Corporate ETF, Franklin Senior Loan ETF, Franklin U.S. Core Bond ETF and Franklin U.S. Treasury Bond ETF had net assets of $597 million, $610 million, $548 million, $729 million, $2.30 billion and $841 million, respectively, as of December 31, 2024, only Franklin International Aggregate Bond ETF, Franklin Investment Grade Corporate ETF and Franklin U.S. Core Bond ETF experienced a profit for the fiscal year ended September 30, 2024. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with a Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

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Franklin Templeton ETF Trust
 — Franklin Dividend Growth ETF
At an in-person meeting held on May 21, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement), for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the approval of the Management Agreement.
In considering the approval of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of Management Agreement and the terms of the Management Agreement which were discussed at the Meeting.  The Board noted that the Manager would provide general investment management and administrative services and that the Fund would operate under a unified management fee structure whereby the Manager would reimburse the Fund for all acquired fund fees and expenses and pay all of the ordinary operating expenses of the Fund, except for certain excluded items (Unified Fee).  The Board also noted that the Unified Fee was consistent with the current management fee structure for the existing Franklin Templeton (FT) exchange-traded funds.
In approving the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the proposed Management Agreement are fair and reasonable and that such Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the Manager to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; the Manager’s experience as the manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager; and the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the federal securities laws. Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of the Manager.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s proposed total expense ratio, noting that the Fund will pay a Unified Fee. The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report (excluding the Fund), which reflects historical asset levels that may

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Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in the Expense Group.
The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, one large-cap core fund and seven equity income funds. The Board noted that the proposed Management Rate and estimated total expense ratio for the Fund were below the medians of its Expense Group. The Board further noted that pursuant to the proposed Unified Fee arrangement the Manager would reimburse the Fund for all of its acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. After consideration of the above, the Board concluded that the Management Rate to be charged to the Fund is reasonable.
Profitability
The Board noted that the Manager (and its affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s (or its affiliates’) profitability with respect to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s proposed management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant profit for the Manager and/or its affiliates for some time.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Management Agreement for the Fund for an initial two-year period.

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Franklin Templeton ETF Trust
 — Franklin Multisector Income ETF
At a meeting held on February 27, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement), for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Management Agreement.
In considering the approval of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of Management Agreement and the terms of the Management Agreement which were discussed at the Meeting.  The Board noted that the Manager would provide general investment management and administrative services and that the Fund would operate under a unified management fee structure whereby the Manager would reimburse the Fund for all acquired fund fees and expenses and pay all of the ordinary operating expenses of the Fund, except for certain excluded items (Unified Fee).  The Board also noted that the Unified Fee was consistent with the current management fee structure for the existing Franklin Templeton (FT) exchange-traded funds.
In approving the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the proposed Management Agreement are fair and reasonable and that such Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the Manager to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; the Manager’s experience as the manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager; and the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the federal securities laws. Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of the Manager.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s proposed total expense ratio, noting that the Fund will pay a Unified Fee. The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report (excluding the Fund), which reflects historical asset levels that may

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Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and eight other multi-sector income funds. The Board noted that the proposed Management Rate and estimated total expense ratio for the Fund were below the medians of its Expense Group. The Board further noted that pursuant to the proposed Unified Fee arrangement the Manager would reimburse the Fund for all of its acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. After consideration of the above, the Board concluded that the Management Rate to be charged to the Fund is reasonable.
Profitability
The Board noted that the Manager (and its affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s (or its affiliates’) profitability with respect to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s proposed management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant profit for the Manager and/or its affiliates for some time.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Management Agreement for the Fund for an initial two-year period.

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Franklin Templeton ETF Trust
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisers, Inc.
Franklin Templeton Investment Management Limited
Subadvisers
Franklin Advisers, Inc
Franklin Templeton Institutional, LLC
K2/D&S Management Co., L.L.C.†
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
†
Effective Jan 1, 2026, K2/D&S Management Co., L.L.C will cease to be a sub-advisor.
Franklin Templeton ETF Trust
Franklin Disruptive Commerce ETF
Franklin Dividend Growth ETF
Franklin Dynamic Municipal Bond ETF
Franklin Exponential Data ETF
Franklin Focused Growth ETF
Franklin Genomic Advancements ETF
Franklin High Yield Corporate ETF
Franklin Income Equity Focus ETF
Franklin Income Focus ETF
Franklin Intelligent Machines ETF
Franklin International Aggregate Bond ETF
Franklin Investment Grade Corporate ETF
Franklin Multisector Income ETF
Franklin Municipal Green Bond ETF
Franklin Senior Loan ETF
Franklin Systematic Style Premia ETF
Franklin U.S. Core Bond ETF
Franklin U.S. Treasury Bond ETF
Franklin Ultra Short Bond ETF
The Funds are a separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
Franklin Templeton ETF Trust
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at (800) DIAL BEN/342-5236.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Templeton ETF Trust. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each  Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

ETF2-SFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

Franklin Templeton ETF Trust
Financial Statements and Other Important Information
Semi-Annual | September 30, 2025
Franklin FTSE Asia ex Japan ETF
Franklin FTSE Australia ETF
Franklin FTSE Brazil ETF
Franklin FTSE Canada ETF
Franklin FTSE China ETF
Franklin FTSE Europe ETF
Franklin FTSE Eurozone ETF
Franklin FTSE Germany ETF
Franklin FTSE India ETF

Franklin FTSE Japan ETF
Franklin FTSE Japan Hedged ETF
Franklin FTSE Latin America ETF
Franklin FTSE Mexico ETF
Franklin FTSE Saudi Arabia ETF
Franklin FTSE South Korea ETF
Franklin FTSE Switzerland ETF
Franklin FTSE Taiwan ETF
Franklin FTSE United Kingdom ETF

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Financial Statements and Other Important Information — Semi-Annual

Schedules of Investments (unaudited)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 100.0%
Communication Services — 10.2%
Diversified Telecommunication Services — 0.8%
China Tower Corp. Ltd., Class H Shares	18,000	$26,559 (a)
Chunghwa Telecom Co. Ltd.	14,200	62,199
Converge Information and Communications Technology Solutions Inc.	9,600	2,065
Dayamitra Telekomunikasi PT	69,600	2,422
Digital Telecommunications Infrastructure Fund, Class F Shares	19,200	5,362
Indus Towers Ltd.	4,878	18,839 *
LG Uplus Corp.	756	8,271
NetLink NBN Trust	11,400	8,401
PCCW Ltd.	12,000	8,221
PT Tower Bersama Infrastructure Tbk	2,400	251
Sarana Menara Nusantara Tbk PT	70,800	2,485
Singapore Telecommunications Ltd.	26,400	84,573
Tata Communications Ltd.	408	7,413
Tata Teleservices Maharashtra Ltd.	1,956	1,212 *
Telekom Malaysia Bhd	4,200	7,066
Telkom Indonesia Persero Tbk PT	162,600	29,856
True Corp. PCL	36,000	11,554 *
Total Diversified Telecommunication Services		286,749
Entertainment — 1.1%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A Shares	600	1,828
Beijing Enlight Media Co. Ltd., Class A Shares	1,200	3,261
China Ruyi Holdings Ltd.	48,000	18,323 *(b)
Damai Entertainment Holdings Ltd.	60,000	8,252 *
Giant Network Group Co. Ltd., Class A Shares	600	3,803
HYBE Co. Ltd.	84	15,925
International Games System Co. Ltd.	828	21,381
iQIYI Inc., ADR	1,788	4,577 *(b)
Kakao Games Corp.	156	1,736 *
Kingnet Network Co. Ltd., Class A Shares	600	2,364
Kingsoft Corp. Ltd.	3,600	16,019
Krafton Inc.	102	21,264 *
Mango Excellent Media Co. Ltd., Class A Shares	600	3,010
NCSoft Corp.	48	7,390
NetEase Cloud Music Inc.	300	10,017 *(a)(b)
NetEase Inc.	6,800	206,961 (b)
Netmarble Corp.	102	4,486 (a)
Pearl Abyss Corp.	102	2,577 *
Tencent Music Entertainment Group, ADR	1,848	43,132 (b)
Wanda Film Holding Co. Ltd., Class A Shares	600	1,036 *
Total Entertainment		397,342
Interactive Media & Services — 7.1%
Autohome Inc., ADR	228	6,509 (b)
Baidu Inc., Class A Shares	8,100	138,672 *(b)
Bilibili Inc., Class Z Shares	1,080	31,177 *(b)
Info Edge India Ltd.	1,302	19,200
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Interactive Media & Services — continued
JOYY Inc., ADR	102	$5,978 (b)
Kakao Corp.	1,146	48,681
Kuaishou Technology	10,200	110,909 (a)(b)
Kunlun Tech Co. Ltd., Class A Shares	600	4,090 *
Meitu Inc.	12,000	14,298 (a)(b)
NAVER Corp.	558	106,784
Tencent Holdings Ltd.	23,000	1,959,925 (b)
Weibo Corp., Class A Shares	360	4,650 (b)
Total Interactive Media & Services		2,450,873
Media — 0.1%
Bluefocus Intelligent Communications Group Co. Ltd., Class A Shares	840	801 *
Cheil Worldwide Inc.	270	3,906
China Literature Ltd.	1,200	6,089 *(a)(b)
China South Publishing & Media Group Co. Ltd., Class A Shares	600	1,034
Elang Mahkota Teknologi Tbk PT	60,600	4,564
Focus Media Information Technology Co. Ltd., Class A Shares	4,200	4,750
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A Shares	600	886
Leo Group Co. Ltd., Class A Shares	1,800	1,424
People.cn Co. Ltd., Class A Shares	600	1,669
Sun TV Network Ltd.	330	1,946
Zee Entertainment Enterprises Ltd.	3,228	4,085
Total Media		31,154
Wireless Telecommunication Services — 1.1%
Advanced Info Service PCL, NVDR	4,200	37,716
Axiata Group Bhd	16,200	10,316
Bharti Airtel Ltd.	10,182	215,409
Bharti Airtel PP Ltd.	630	9,988
Bharti Hexacom Ltd.	280	5,234
CelcomDigi Bhd	14,400	12,660
China United Network Communications Ltd., Class A Shares	8,400	6,482
Far EasTone Telecommunications Co. Ltd.	6,000	17,403
Globe Telecom Inc.	120	3,093
Indosat Tbk PT	21,600	2,268
Maxis Bhd	10,200	8,774
PLDT Inc.	360	6,804
StarHub Ltd.	2,400	2,104
Taiwan Mobile Co. Ltd.	6,000	21,458
Vodafone Idea Ltd.	96,810	8,864 *
XLSMART Telecom Sejahtera Tbk PT	16,800	2,682
Total Wireless Telecommunication Services		371,255

Total Communication Services		3,537,373
Consumer Discretionary — 14.4%
Automobile Components — 0.7%
Balkrishna Industries Ltd.	288	7,444
Bharat Forge Ltd.	954	13,027
Bosch Ltd.	30	12,888
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A Shares	100	1,892
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobile Components — continued
Cheng Shin Rubber Industry Co. Ltd.	7,200	$8,894
Endurance Technologies Ltd.	120	3,710 (a)
Exide Industries Ltd.	1,578	6,945
Fuyao Glass Industry Group Co. Ltd., Class A Shares	600	6,180
Fuyao Glass Industry Group Co. Ltd., Class H Shares	2,400	24,153 (a)
Hankook Tire & Technology Co. Ltd.	258	7,052
Hanon Systems	624	1,356 *
HL Mando Co. Ltd.	126	3,017
Huayu Automotive Systems Co. Ltd., Class A Shares	1,200	3,451
Huizhou Desay Sv Automotive Co. Ltd., Class A Shares	200	4,244
Hyundai Mobis Co. Ltd.	216	45,954
Johnson Electric Holdings Ltd.	1,500	7,847
Minth Group Ltd.	2,580	11,215
MRF Ltd.	8	13,139
Ningbo Joyson Electronic Corp., Class A Shares	600	2,931
Ningbo Tuopu Group Co. Ltd., Class A Shares	600	6,818
Sailun Group Co. Ltd., Class A Shares	1,200	2,421
Samvardhana Motherson International Ltd.	16,497	19,630
Sona Blw Precision Forgings Ltd.	1,668	7,735 (a)
Tube Investments of India Ltd.	414	14,439
UNO Minda Ltd.	660	9,654
Wanxiang Qianchao Co. Ltd., Class A Shares	1,200	2,132
Weifu High-Technology Group Co. Ltd., Class B Shares	600	1,100
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A Shares	600	1,520
Total Automobile Components		250,788
Automobiles — 3.3%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A Shares	600	4,537 *
BAIC BluePark New Energy Technology Co. Ltd., Class A Shares	1,800	2,041 *
BAIC Motor Corp. Ltd., Class H Shares	9,000	2,452 *(a)
Bajaj Auto Ltd.	246	24,045
Brilliance China Automotive Holdings Ltd.	12,000	6,354
BYD Co. Ltd., Class A Shares	1,500	22,984
BYD Co. Ltd., Class H Shares	13,661	193,492
China Motor Corp.	800	1,669
Chongqing Changan Automobile Co. Ltd., Class A Shares	2,400	4,118 *
Chongqing Changan Automobile Co. Ltd., Class B Shares	7,200	4,044 *
Chongqing Qianli Technology Co. Ltd., Class A Shares	1,800	3,139 *
Dongfeng Motor Group Co. Ltd., Class H Shares	9,000	10,411 *
Eicher Motors Ltd.	498	39,293
Geely Automobile Holdings Ltd.	21,000	52,767
Great Wall Motor Co. Ltd., Class A Shares	1,200	4,142
Great Wall Motor Co. Ltd., Class H Shares	9,000	19,433
Guangzhou Automobile Group Co. Ltd., Class A Shares	1,800	1,924
Guangzhou Automobile Group Co. Ltd., Class H Shares	12,000	5,244
Hero MotoCorp Ltd.	486	29,955
Hyundai Motor Co.	492	75,393
Hyundai Motor India Ltd.	528	15,369
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobiles — continued
Kia Corp.	900	$64,595
Li Auto Inc., Class A Shares	4,200	54,738 *(b)
Mahindra & Mahindra Ltd.	3,444	132,929
Maruti Suzuki India Ltd.	492	88,821
NIO Inc., Class A Shares	6,540	48,249 *(b)
SAIC Motor Corp. Ltd., Class A Shares	2,400	5,765
Seres Group Co. Ltd., Class A Shares	500	12,036
Tata Motors Ltd.	7,675	58,797
TVS Motor Co. Ltd.	870	33,694
XPeng Inc., Class A Shares	5,400	64,651 *(b)
Yadea Group Holdings Ltd.	4,200	7,487 (a)
Yulon Motor Co. Ltd.	1,878	2,150
ZEEKR Intelligent Technology Holding Ltd., ADR	78	2,377 *
Zhejiang Leapmotor Technology Co. Ltd., Class H Shares	2,400	20,467 *(a)
Total Automobiles		1,119,562
Broadline Retail — 6.1%
Alibaba Group Holding Ltd.	66,400	1,510,565 (b)
CCOOP Group Co. Ltd., Class A Shares	5,400	1,947 *
Central Retail Corp. PCL, NVDR	10,200	6,893
GoTo Gojek Tokopedia Tbk PT	2,943,000	9,536 *
JD.com Inc., Class A Shares	9,300	165,551 (b)
Lotte Shopping Co. Ltd.	42	2,119
MINISO Group Holding Ltd.	1,200	6,870
momo.com Inc.	269	2,132
PDD Holdings Inc., ADR	2,838	375,098 *(b)
Vipshop Holdings Ltd., ADR	828	16,262 (b)
Vishal Mega Mart Ltd.	7,584	12,728 *
Total Broadline Retail		2,109,701
Distributors — 0.0%††
Wuchan Zhongda Group Co. Ltd., Class A Shares	1,800	1,518
Zhejiang China Commodities City Group Co. Ltd., Class A Shares	1,800	4,685
Total Distributors		6,203
Diversified Consumer Services — 0.1%
New Oriental Education & Technology Group Inc.	5,400	29,331 *(b)
TAL Education Group, ADR	1,500	16,800 *(b)
Total Diversified Consumer Services		46,131
Hotels, Restaurants & Leisure — 2.4%
Asset World Corp. PCL, NVDR	27,600	1,908
Bloomberry Resorts Corp.	10,800	768
Eternal Ltd.	16,770	61,479 *
Galaxy Entertainment Group Ltd.	8,040	44,311
Genting Bhd	7,800	5,412
Genting Malaysia Bhd	10,800	5,389
Genting Singapore Ltd.	21,600	12,315
H World Group Ltd.	7,200	28,669 (b)
Haidilao International Holding Ltd.	6,000	10,349 (a)(b)
Hanjin Kal Corp.	108	7,736
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — continued
Indian Hotels Co. Ltd.	3,174	$25,749
ITC Hotels Ltd.	3,486	8,923 *
Jollibee Foods Corp.	1,740	6,398
Jubilant Foodworks Ltd.	1,410	9,805
Kangwon Land Inc.	414	5,417
Meituan, Class B Shares	19,900	267,281 *(a)(b)
MGM China Holdings Ltd.	2,400	5,130
Minor International PCL, NVDR	13,800	9,837
NagaCorp Ltd.	6,000	4,519
Sands China Ltd.	7,200	20,081
Shanghai Jinjiang International Hotels Co. Ltd., Class B Shares	600	806
Shangri-La Asia Ltd.	4,000	2,339
SJM Holdings Ltd.	12,000	5,121 *
Songcheng Performance Development Co. Ltd., Class A Shares	600	737
Swiggy Ltd.	3,684	17,549 *
Tongcheng Travel Holdings Ltd.	4,800	14,189 (b)
TravelSky Technology Ltd., Class H Shares	4,000	5,460
Trip.com Group Ltd.	2,300	176,186 (b)
Wynn Macau Ltd.	4,800	4,454
Yum China Holdings Inc.	1,350	59,168
Total Hotels, Restaurants & Leisure		827,485
Household Durables — 0.4%
Coway Co. Ltd.	198	13,900
Dixon Technologies India Ltd.	126	23,163
Ecovacs Robotics Co. Ltd., Class A Shares	200	3,017
Gree Electric Appliances Inc. of Zhuhai, Class A Shares	1,200	6,687
Haier Smart Home Co. Ltd., Class A Shares	1,800	6,397
Haier Smart Home Co. Ltd., Class H Shares	8,400	27,358
Hangzhou GreatStar Industrial Co. Ltd.	400	1,727
Hisense Home Appliances Group Co. Ltd., Class H Shares	1,000	3,121
LG Electronics Inc.	396	21,337
Man Wah Holdings Ltd.	4,800	2,659
Midea Group Co. Ltd., Class H Shares	2,400	25,371
Nien Made Enterprise Co. Ltd.	600	8,357
Shenzhen MTC Co. Ltd., Class A Shares	1,800	1,672
Sichuan Changhong Electric Co. Ltd., Class A Shares	1,200	1,763
Whirlpool of India Ltd.	252	3,381
Total Household Durables		149,910
Leisure Products — 0.0%††
Giant Manufacturing Co. Ltd.	1,200	3,737
Specialty Retail — 0.6%
China Tourism Group Duty Free Corp. Ltd., Class A Shares	600	6,025
China Tourism Group Duty Free Corp. Ltd., Class H Shares	600	5,086 (a)
Chow Tai Fook Jewellery Group Ltd.	6,000	11,999
FSN E-Commerce Ventures Ltd.	4,260	11,149 *
HLA Group Corp. Ltd., Class A Shares	1,200	1,089
Home Product Center PCL, NVDR	18,600	4,276
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Hotai Motor Co. Ltd.	1,020	$19,846
Hotel Shilla Co. Ltd.	120	4,396 *
Metro Brands Ltd.	192	2,790
MR DIY Group M Bhd	13,200	5,144 (a)
Pop Mart International Group Ltd.	2,400	82,299 (a)(b)
PTT Oil & Retail Business PCL, NVDR	9,000	3,944
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A Shares	1,200	970
Topsports International Holdings Ltd.	12,000	4,874 (a)
Trent Ltd.	678	35,718
Zhongsheng Group Holdings Ltd.	3,000	5,622
Total Specialty Retail		205,227
Textiles, Apparel & Luxury Goods — 0.8%
ANTA Sports Products Ltd.	4,800	57,683
Bata India Ltd.	252	3,306
Bosideng International Holdings Ltd.	16,000	9,542
Eclat Textile Co. Ltd.	720	10,359
F&F Co. Ltd.	48	2,145
Feng TAY Enterprise Co. Ltd.	1,800	7,264
Kalyan Jewellers India Ltd.	1,416	7,245
Lao Feng Xiang Co. Ltd., Class B Shares	1,200	4,408
Laopu Gold Co. Ltd., Class H Shares	100	9,151
Li Ning Co. Ltd.	9,000	20,405
Misto Holdings Corp.	138	3,792
Page Industries Ltd.	24	10,997
Pou Chen Corp.	6,000	5,680
PRADA SpA	1,800	10,827
Relaxo Footwears Ltd.	282	1,416
Samsonite Group SA	5,400	11,563 (a)
Shenzhou International Group Holdings Ltd.	3,000	23,771
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A Shares	600	1,922 *
Titan Co. Ltd.	1,368	51,877
Vedant Fashions Ltd.	234	1,819
Xtep International Holdings Ltd.	6,000	4,504
Yue Yuen Industrial Holdings Ltd.	3,000	5,109
Total Textiles, Apparel & Luxury Goods		264,785

Total Consumer Discretionary		4,983,529
Consumer Staples — 3.5%
Beverages — 0.9%
Anhui Gujing Distillery Co. Ltd., Class A Shares	100	2,253
Anhui Gujing Distillery Co. Ltd., Class B Shares	600	8,329
Beijing Yanjing Brewery Co. Ltd., Class A Shares	1,200	2,042
Budweiser Brewing Co. APAC Ltd.	6,600	7,024 (a)
Carabao Group PCL, NVDR	1,200	2,027
China Resources Beer Holdings Co. Ltd.	6,000	21,161
Eastroc Beverage Group Co. Ltd., Class A Shares	200	8,525
Fraser & Neave Holdings Bhd	600	3,884
Hite Jinro Co. Ltd.	120	1,629
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Beverages — continued
Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	600	$3,308
Jiangsu Yanghe Distillery Co. Ltd., Class A Shares	600	5,719
Kweichow Moutai Co. Ltd., Class A Shares	330	66,857
Luzhou Laojiao Co. Ltd., Class A Shares	400	7,404
Nongfu Spring Co. Ltd., Class H Shares	6,000	41,566 (a)
Osotspa PCL, NVDR	5,400	2,866
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A Shares	400	10,888
Thai Beverage PCL	27,000	9,739
Tsingtao Brewery Co. Ltd., Class A Shares	400	3,699
Tsingtao Brewery Co. Ltd., Class H Shares	2,304	15,695
United Breweries Ltd.	270	5,476
United Spirits Ltd.	1,086	16,198
Varun Beverages Ltd.	5,024	25,106
Wuliangye Yibin Co. Ltd., Class A Shares	1,200	20,453
Yantai Changyu Pioneer Wine Co. Ltd., Class B Shares	1,200	1,342
ZJLD Group Inc.	2,400	2,776 (a)
Total Beverages		295,966
Consumer Staples Distribution & Retail — 0.5%
99 Speed Mart Retail Holdings Bhd	5,400	3,516
Alibaba Health Information Technology Ltd.	18,000	15,408 *
Avenue Supermarts Ltd.	546	27,521 *(a)
Berli Jucker PCL, NVDR	2,400	1,518
BGF retail Co. Ltd.	30	2,309
CP ALL PCL, NVDR	19,800	28,870
CP Axtra PCL, NVDR	5,913	4,106
DFI Retail Group Holdings Ltd., Registered Shares	1,200	3,912
Dongsuh Cos. Inc.	120	2,301
East Buy Holding Ltd.	1,500	5,009 *(a)(b)
E-MART Inc.	66	3,551
GS Retail Co. Ltd.	121	1,436
JD Health International Inc.	3,900	33,334 *(b)
Olam Group Ltd.	3,000	2,304
Ping An Healthcare and Technology Co. Ltd.	3,600	8,472 (a)(b)
President Chain Store Corp.	2,000	16,274
Puregold Price Club Inc.	4,060	2,930
Sumber Alfaria Trijaya Tbk PT	75,300	8,721
Sun Art Retail Group Ltd.	9,000	2,163
Yifeng Pharmacy Chain Co. Ltd., Class A Shares	316	1,093
Yonghui Superstores Co. Ltd., Class A Shares	2,400	1,576 *
Total Consumer Staples Distribution & Retail		176,324
Food Products — 1.3%
Anjoy Foods Group Co. Ltd., Class A Shares	100	989
AWL Agri Business Ltd.	1,056	3,111 *
Britannia Industries Ltd.	438	29,554
Charoen Pokphand Foods PCL, NVDR	12,000	8,258
Charoen Pokphand Indonesia Tbk PT	28,200	7,886
China Feihe Ltd.	12,000	6,169 (a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
China Mengniu Dairy Co. Ltd.	12,000	$23,135
CJ CheilJedang Corp.	30	4,929
First Pacific Co. Ltd.	8,000	6,714
Foshan Haitian Flavouring & Food Co. Ltd., Class A Shares	1,200	6,559
Fujian Sunner Development Co. Ltd., Class A Shares	600	1,518
Guangdong Haid Group Co. Ltd., Class A Shares	600	5,368
Heilongjiang Agriculture Co. Ltd., Class A Shares	600	1,210
Henan Shuanghui Investment & Development Co. Ltd., Class A Shares	1,200	4,165
Indofood CBP Sukses Makmur Tbk PT	7,800	4,435
Indofood Sukses Makmur Tbk PT	16,800	7,284
Inner Mongolia Yili Industrial Group Co. Ltd., Class A Shares	1,800	6,889
IOI Corp. Bhd	10,200	9,573
Kuala Lumpur Kepong Bhd	1,800	8,811
Marico Ltd.	1,974	15,505
Mayora Indah Tbk PT	13,800	1,681
Monde Nissin Corp.	17,400	1,997 (a)
Muyuan Foods Co. Ltd., Class A Shares	1,596	11,868
Nestle India Ltd.	2,664	34,591
Nestle Malaysia Bhd	240	5,487
New Hope Liuhe Co. Ltd., Class A Shares	1,200	1,650
NongShim Co. Ltd.	12	3,691
Orion Corp.	84	6,203
Otoki Corp.	6	1,755
Patanjali Foods Ltd.	1,224	7,938
PPB Group Bhd	2,400	5,817
QL Resources Bhd	5,700	5,878
Samyang Foods Co. Ltd.	12	13,077
SD Guthrie Bhd	13,800	17,117
Tata Consumer Products Ltd.	2,424	30,831
Thai Union Group PCL, NVDR	7,200	2,844
Tingyi Cayman Islands Holding Corp.	6,000	8,036
Uni-President China Holdings Ltd.	4,000	4,226
Uni-President Enterprises Corp.	18,000	46,302
Universal Robina Corp.	3,000	3,655
Want Want China Holdings Ltd.	18,000	12,238
Wens Foodstuff Group Co. Ltd., Class A Shares	1,800	4,700
WH Group Ltd.	30,000	32,505 (a)
Wilmar International Ltd.	6,600	14,590
Yihai International Holding Ltd.	2,000	3,234
Yihai Kerry Arawana Holdings Co. Ltd., Class A Shares	600	2,656
Total Food Products		446,629
Household Products — 0.0%††
Blue Moon Group Holdings Ltd.	3,000	1,261 (a)
Unilever Indonesia Tbk PT	22,800	2,435
Total Household Products		3,696
Personal Care Products — 0.5%
Amorepacific Corp.	108	9,414
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Personal Care Products — continued
Amorepacific Holdings Corp.	96	$1,823
By-health Co. Ltd., Class A Shares	600	971
Colgate-Palmolive India Ltd.	486	12,165
Dabur India Ltd.	2,148	11,886
Emami Ltd.	714	4,328
Giant Biogene Holding Co. Ltd	2,000	14,524 (a)
Godrej Consumer Products Ltd.	1,500	19,714
Hengan International Group Co. Ltd.	2,200	7,182
Hindustan Unilever Ltd.	3,300	93,452
LG H&H Co. Ltd.	36	7,338
Total Personal Care Products		182,797
Tobacco — 0.3%
Gudang Garam Tbk PT	1,800	1,509
ITC Ltd.	11,148	50,417
KT&G Corp.	384	36,565
RLX Technology Inc., ADR	2,466	6,486 (b)
Smoore International Holdings Ltd.	6,960	15,771 (a)
Total Tobacco		110,748

Total Consumer Staples		1,216,160
Energy — 2.9%
Energy Equipment & Services — 0.0%††
China Oilfield Services Ltd., Class A Shares	600	1,133
China Oilfield Services Ltd., Class H Shares	6,000	5,152
CNOOC Energy Technology & Services Ltd., Class A Shares	1,800	970
Dialog Group Bhd	16,200	7,275
Offshore Oil Engineering Co. Ltd., Class A Shares	1,200	892
Total Energy Equipment & Services		15,422
Oil, Gas & Consumable Fuels — 2.9%
Alamtri Resources Indonesia Tbk PT	35,400	3,590
Banpu PCL, NVDR	28,200	3,951
Bharat Petroleum Corp. Ltd.	7,320	28,002
Bukit Asam Tbk PT	12,000	1,692
China Coal Energy Co. Ltd., Class A Shares	1,800	2,869
China Coal Energy Co. Ltd., Class H Shares	9,000	10,746
China Merchants Energy Shipping Co. Ltd., Class A Shares	2,100	2,616
China Petroleum & Chemical Corp., Class A Shares	10,200	7,571
China Petroleum & Chemical Corp., Class H Shares	86,000	44,766
China Shenhua Energy Co. Ltd., Class A Shares	1,800	9,723
China Shenhua Energy Co. Ltd., Class H Shares	12,000	57,375
China Suntien Green Energy Corp. Ltd., Class H Shares	6,000	3,277
Coal India Ltd.	8,466	37,182
COSCO Shipping Energy Transportation Co. Ltd., Class A Shares	1,200	2,041
COSCO Shipping Energy Transportation Co. Ltd., Class H Shares	4,000	4,637
Dian Swastatika Sentosa Tbk PT	3,480	22,177 *
Formosa Petrochemical Corp.	4,360	5,808
Guanghui Energy Co. Ltd., Class A Shares	1,800	1,273
HD Hyundai Co. Ltd.	156	17,278
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Hindustan Petroleum Corp. Ltd.	3,576	$17,858
Indian Oil Corp. Ltd.	14,028	23,666
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A Shares	600	1,900
Inner Mongolia Yitai Coal Co. Ltd., Class B Shares	3,600	6,898
Jizhong Energy Resources Co. Ltd., Class A Shares	1,200	992
Mangalore Refinery & Petrochemicals Ltd.	672	1,005
Oil & Natural Gas Corp. Ltd.	14,556	39,264
Oil India Ltd.	1,998	9,312
Petrindo Jaya Kreasi Tbk PT	66,000	6,416 *
PetroChina Co. Ltd., Class A Shares	7,200	8,142
PetroChina Co. Ltd., Class H Shares	78,000	70,978
Petronas Dagangan Bhd	1,200	6,541
Petronet LNG Ltd.	2,748	8,629
Pingdingshan Tianan Coal Mining Co. Ltd., Class A Shares	600	663
PTT Exploration & Production PCL, NVDR	4,800	17,108
PTT PCL, NVDR	45,600	46,789
Reliance Industries Ltd.	25,296	388,605
Semirara Mining & Power Corp.	3,000	1,814
Shaanxi Coal Industry Co. Ltd., Class A Shares	2,500	7,015
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A Shares	1,200	1,241
Shanxi Coking Coal Energy Group Co. Ltd., Class A Shares	1,800	1,755
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A Shares	1,200	2,398
SK Innovation Co. Ltd.	234	16,761
S-Oil Corp.	156	6,938 *
Thai Oil PCL, NVDR	4,200	4,569
United Energy Group Ltd.	24,000	1,635
United Tractors Tbk PT	5,400	8,676
Yankuang Energy Group Co. Ltd., Class A Shares	1,860	3,473
Yankuang Energy Group Co. Ltd., Class H Shares	11,700	15,308
Total Oil, Gas & Consumable Fuels		992,923

Total Energy		1,008,345
Financials — 19.9%
Banks — 12.6%
Agricultural Bank of China Ltd., Class A Shares	24,000	22,460
Agricultural Bank of China Ltd., Class H Shares	114,000	76,924
Alliance Bank Malaysia Bhd	3,494	3,628
AMMB Holdings Bhd	10,200	13,694
AU Small Finance Bank Ltd.	1,332	10,972 (a)
Axis Bank Ltd.	8,484	108,127
Bandhan Bank Ltd.	3,078	5,623 (a)
Bangkok Bank PCL, NVDR	2,400	11,035
Bank Central Asia Tbk PT	180,900	82,770
Bank Mandiri Persero Tbk PT	162,000	42,772
Bank Negara Indonesia Persero Tbk PT	45,000	11,071
Bank of Baroda	3,912	11,391
Bank of Beijing Co. Ltd., Class A Shares	6,000	4,638
Bank of Changsha Co. Ltd., Class A Shares	1,200	1,487
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Bank of Chengdu Co. Ltd., Class A Shares	1,200	$2,904
Bank of China Ltd., Class A Shares	13,200	9,593
Bank of China Ltd., Class H Shares	252,000	137,977
Bank of Communications Co. Ltd., Class A Shares	14,300	13,483
Bank of Communications Co. Ltd., Class H Shares	30,000	25,179
Bank of East Asia Ltd.	3,600	5,599
Bank of Guiyang Co. Ltd., Class A Shares	1,200	970
Bank of Hangzhou Co. Ltd., Class A Shares	1,800	3,856
Bank of India	3,552	4,937
Bank of Jiangsu Co. Ltd., Class A Shares	5,400	7,599
Bank of Maharashtra	5,826	3,673
Bank of Nanjing Co. Ltd., Class A Shares	3,600	5,521
Bank of Ningbo Co. Ltd., Class A Shares	1,800	6,675
Bank of Shanghai Co. Ltd., Class A Shares	4,200	5,280
Bank of the Philippine Islands	7,036	13,903
Bank Rakyat Indonesia Persero Tbk PT	246,600	57,710
Bank Syariah Indonesia Tbk PT	12,000	1,865
BDO Unibank Inc.	8,520	19,455
BNK Financial Group Inc.	936	9,733
BOC Hong Kong Holdings Ltd.	13,500	63,402
Canara Bank	6,612	9,213
Chang Hwa Commercial Bank Ltd.	26,006	16,767
China Bohai Bank Co. Ltd., Class H Shares	12,000	1,589 *(a)
China CITIC Bank Corp. Ltd., Class A Shares	3,600	3,637
China CITIC Bank Corp. Ltd., Class H Shares	36,000	30,955
China Construction Bank Corp., Class A Shares	5,600	6,765
China Construction Bank Corp., Class H Shares	354,000	340,332
China Everbright Bank Co. Ltd., Class A Shares	13,200	6,223
China Everbright Bank Co. Ltd., Class H Shares	12,000	4,997
China Merchants Bank Co. Ltd., Class A Shares	6,000	34,018
China Merchants Bank Co. Ltd., Class H Shares	14,000	84,140
China Minsheng Banking Corp. Ltd., Class A Shares	10,200	5,696
China Minsheng Banking Corp. Ltd., Class H Shares	24,000	12,678
China Zheshang Bank Co. Ltd., Class A Shares	6,000	2,509
China Zheshang Bank Co. Ltd., Class H Shares	12,000	3,979
Chongqing Rural Commercial Bank Co. Ltd., Class A Shares	3,000	2,774
Chongqing Rural Commercial Bank Co. Ltd., Class H Shares	6,000	4,635
CIMB Group Holdings Bhd	31,200	54,416
CNPC Capital Co. Ltd., Class A Shares	2,400	3,536
CTBC Financial Holding Co. Ltd.	66,000	92,900
DBS Group Holdings Ltd.	7,500	297,568
E.Sun Financial Holding Co. Ltd.	57,652	63,085
Far Eastern International Bank	7,029	2,871
Federal Bank Ltd.	6,750	14,667
First Financial Holding Co. Ltd.	41,050	40,204
Hana Financial Group Inc.	1,008	62,647
Hang Seng Bank Ltd.	2,400	36,553
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
HDFC Bank Ltd.	42,072	$450,625
Hong Leong Bank Bhd	2,400	11,702
Hong Leong Financial Group Bhd	600	2,455
Hua Nan Financial Holdings Co. Ltd.	34,703	33,703
Huaxia Bank Co. Ltd., Class A Shares	4,800	4,431
ICICI Bank Ltd.	19,584	297,326
IDBI Bank Ltd.	1,848	1,903
IDFC First Bank Ltd.	13,488	10,599
iM Financial Group Co. Ltd.	516	5,060
Indian Bank	966	8,167
IndusInd Bank Ltd.	444	3,678 *
Industrial & Commercial Bank of China Ltd., Class A Shares	20,400	20,894
Industrial & Commercial Bank of China Ltd., Class H Shares	294,000	216,899
Industrial Bank Co. Ltd., Class A Shares	6,000	16,710
Industrial Bank of Korea	930	12,899
KakaoBank Corp.	702	11,883
Kasikornbank PCL, NVDR	6,400	33,081
KB Financial Group Inc.	1,326	109,157
Kotak Mahindra Bank Ltd.	4,032	90,491
Krung Thai Bank PCL, NVDR	21,600	16,531
Malayan Banking Bhd	28,200	66,404
Mega Financial Holding Co. Ltd.	43,260	60,324
Metropolitan Bank & Trust Co.	6,720	7,852
Oversea-Chinese Banking Corp. Ltd.	12,000	153,025
Ping An Bank Co. Ltd., Class A Shares	5,400	8,592
Postal Savings Bank of China Co. Ltd., Class A Shares	9,000	7,261
Postal Savings Bank of China Co. Ltd., Class H Shares	36,000	25,263 (a)
Public Bank Bhd	54,600	56,176
Punjab National Bank	8,586	10,911
RBL Bank Ltd.	1,722	5,377 (a)
RHB Bank Bhd	7,800	12,232
SCB X PCL, NVDR	6,000	23,793
Shanghai Commercial & Savings Bank Ltd.	12,000	16,556
Shanghai Pudong Development Bank Co. Ltd., Class A Shares	8,400	14,025
Shanghai Rural Commercial Bank Co. Ltd., Class A Shares	3,000	3,443
Shinhan Financial Group Co. Ltd.	1,542	77,812
SinoPac Financial Holdings Co. Ltd.	44,377	36,401
State Bank of India	6,858	67,388
Taiwan Business Bank	25,440	13,147
Taiwan Cooperative Financial Holding Co. Ltd.	37,080	29,990
TMBThanachart Bank PCL, NVDR	141,600	8,302
TS Financial Holding Co. Ltd.	81,166	47,936
Union Bank of India Ltd.	5,778	9,014
United Overseas Bank Ltd.	4,600	123,385
Woori Financial Group Inc.	2,490	46,054
Yes Bank Ltd.	69,060	16,528 *
Total Banks		4,350,645
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — 2.1%
360 ONE WAM Ltd.	866	$9,988
Beijing Compass Technology Development Co. Ltd., Class A Shares	200	4,690 *
BSE Ltd.	750	17,234
Caitong Securities Co. Ltd., Class A Shares	1,200	1,418
Capital Securities Corp.	6,000	4,853
Central Depository Services India Ltd.	384	6,308
Changjiang Securities Co. Ltd., Class A Shares	1,800	2,096
China Cinda Asset Management Co. Ltd., Class H Shares	42,000	7,342
China CITIC Financial Asset Management Co. Ltd., Class H Shares	72,000	9,624 *(a)
China Everbright Ltd.	4,000	6,288
China Galaxy Securities Co. Ltd., Class A Shares	1,800	4,488
China Galaxy Securities Co. Ltd., Class H Shares	12,000	18,261
China Great Wall Securities Co. Ltd., Class A Shares	1,200	1,955
China International Capital Corp. Ltd., Class A Shares	900	4,658
China International Capital Corp. Ltd., Class H Shares	4,800	13,202 (a)
China Merchants Securities Co. Ltd., Class A Shares	2,400	5,761
China Merchants Securities Co. Ltd., Class H Shares	1,200	2,671 (a)
CITIC Securities Co. Ltd., Class A Shares	3,600	15,102
CITIC Securities Co. Ltd., Class H Shares	6,000	23,752
CRISIL Ltd.	78	3,898
CSC Financial Co. Ltd., Class A Shares	1,800	6,773
CSC Financial Co. Ltd., Class H Shares	3,000	5,452 (a)
Dongxing Securities Co. Ltd., Class A Shares	1,200	1,951
East Money Information Co. Ltd., Class A Shares	4,200	15,981
Everbright Securities Co. Ltd., Class A Shares	1,200	3,169
First Capital Securities Co. Ltd., Class A Shares	1,200	1,318
Founder Securities Co. Ltd., Class A Shares	2,400	2,741
GF Securities Co. Ltd., Class A Shares	1,800	5,627
GF Securities Co. Ltd., Class H Shares	3,600	9,393
Guolian Minsheng Securities Co. Ltd., Class A Shares	1,800	2,821
Guosen Securities Co. Ltd., Class A Shares	1,800	3,417
Guosheng Securities Inc., Class A Shares	600	2,049 *
Guotai Haitong Securities Co. Ltd., Class A Shares	3,660	9,690
Guotai Haitong Securities Co. Ltd., Class H Shares	10,528	21,731 (a)
Guoyuan Securities Co. Ltd., Class A Shares	1,200	1,537
HDFC Asset Management Co. Ltd.	366	22,806 (a)
Hithink RoyalFlush Information Network Co. Ltd., Class A Shares	200	10,432
Hong Kong Exchanges & Clearing Ltd.	4,500	255,642
Hongta Securities Co. Ltd., Class A Shares	1,200	1,487
Huaan Securities Co. Ltd., Class A Shares	1,200	1,064
Huatai Securities Co. Ltd., Class A Shares	1,900	5,803
Huatai Securities Co. Ltd., Class H Shares	4,800	12,697 (a)
Industrial Securities Co. Ltd., Class A Shares	2,400	2,202
J-Yuan Trust Co. Ltd., Class A Shares	3,000	1,305 *
Korea Investment Holdings Co. Ltd.	150	15,502
Minmetals Capital Co. Ltd., Class A Shares	1,200	998
Mirae Asset Securities Co. Ltd.	720	10,956
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Motilal Oswal Financial Services Ltd.	534	$5,374
Multi Commodity Exchange of India Ltd.	90	7,902
Nanjing Securities Co. Ltd., Class A Shares	1,200	1,438
NH Investment & Securities Co. Ltd.	480	6,644
Nippon Life India Asset Management Ltd.	678	6,631 (a)
Northeast Securities Co. Ltd., Class A Shares	600	730
Orient Securities Co. Ltd., Class A Shares	2,400	3,852
Orient Securities Co. Ltd., Class H Shares	2,400	2,486 (a)
Pacific Securities Co. Ltd., Class A Shares	1,800	1,157 *
Samsung Securities Co. Ltd.	228	11,651
SDIC Capital Co. Ltd., Class A Shares	1,800	1,993
Sealand Securities Co. Ltd., Class A Shares	1,800	1,149
Shaanxi International Trust Co. Ltd., Class A Shares	1,800	904
Shanxi Securities Co. Ltd., Class A Shares	1,200	1,089
Shenwan Hongyuan Group Co. Ltd., Class A Shares	6,600	4,936
Shenwan Hongyuan Group Co. Ltd., Class H Shares	4,800	2,215 (a)
Singapore Exchange Ltd.	3,000	38,466
Sinolink Securities Co. Ltd., Class A Shares	1,200	1,722
SooChow Securities Co. Ltd., Class A Shares	1,200	1,650
Southwest Securities Co. Ltd., Class A Shares	2,400	1,599
Tianfeng Securities Co. Ltd., Class A Shares	2,400	1,788 *
Western Securities Co. Ltd., Class A Shares	1,200	1,445
Xiangcai Co. Ltd., Class A Shares	600	1,110 *
Yangzijiang Financial Holding Ltd.	8,400	7,819
Zheshang Securities Co. Ltd., Class A Shares	1,200	1,941
Zhongtai Securities Co. Ltd., Class A Shares	2,400	2,340
Total Capital Markets		718,164
Consumer Finance — 0.7%
Bajaj Finance Ltd.	10,390	116,891
Cholamandalam Financial Holdings Ltd.	372	7,898
Cholamandalam Investment and Finance Co. Ltd.	1,554	28,193
Krungthai Card PCL, NVDR	3,000	2,777
Lufax Holding Ltd., ADR	1,164	4,726 *(b)
Mahindra & Mahindra Financial Services Ltd.	2,310	7,162
Muangthai Capital PCL, NVDR	2,400	2,999
Muthoot Finance Ltd.	390	13,516
Poonawalla Fincorp Ltd.	936	5,246 *
Qfin Holdings Inc., ADR	408	11,742 (b)
Samsung Card Co. Ltd.	90	3,355
SBI Cards & Payment Services Ltd.	1,122	11,082
Shriram Finance Ltd.	4,644	32,224
Sundaram Finance Ltd.	252	12,521
Total Consumer Finance		260,332
Financial Services — 0.9%
Aditya Birla Capital Ltd.	2,394	7,883 *
Bajaj Finserv Ltd.	1,416	31,998
Bajaj Holdings & Investment Ltd.	102	14,069
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Bajaj Housing Finance Ltd.	3,564	$4,416 *
Chailease Holding Co. Ltd.	5,626	20,582
Far East Horizon Ltd.	12,000	10,596
Housing & Urban Development Corp. Ltd.	1,884	4,745
Indian Railway Finance Corp. Ltd.	6,576	9,147 (a)
Indian Renewable Energy Development Agency Ltd.	2,592	4,341 *
Jiangsu Financial Leasing Co. Ltd., Class A Shares	1,800	1,432
Jio Financial Services Ltd.	11,634	38,418
Kakaopay Corp.	108	4,141 *
L&T Finance Ltd.	2,982	8,372
LIC Housing Finance Ltd.	1,086	6,911
Meritz Financial Group Inc.	270	21,842
One 97 Communications Ltd.	1,278	16,176 *
Piramal Finance Ltd.	414	5,242 (c)
Power Finance Corp. Ltd.	5,400	24,951
REC Ltd.	4,608	19,350
Yuanta Financial Holding Co. Ltd.	40,128	45,884
Total Financial Services		300,496
Insurance — 3.6%
AIA Group Ltd.	39,000	374,190
Cathay Financial Holding Co. Ltd.	36,000	77,485
China Life Insurance Co. Ltd., Class H Shares	28,000	79,533
China Pacific Insurance Group Co. Ltd., Class A Shares	1,800	8,869
China Pacific Insurance Group Co. Ltd., Class H Shares	9,600	38,225
China Reinsurance Group Corp., Class H Shares	24,000	4,781
China Taiping Insurance Holdings Co. Ltd.	4,800	9,390
DB Insurance Co. Ltd.	162	15,992
Fubon Financial Holding Co. Ltd.	29,725	86,119
General Insurance Corp. of India	1,158	4,808 (a)
Hanwha Life Insurance Co. Ltd.	1,002	2,246 *
HDFC Life Insurance Co. Ltd.	3,522	30,006 (a)
Hyundai Marine & Fire Insurance Co. Ltd.	228	4,575 *
ICICI Lombard General Insurance Co. Ltd.	894	19,028 (a)
ICICI Prudential Life Insurance Co. Ltd.	1,362	9,130 (a)
KGI Financial Holding Co. Ltd.	60,600	29,725
Max Financial Services Ltd.	984	17,465 *
New China Life Insurance Co. Ltd., Class A Shares	600	5,149
New China Life Insurance Co. Ltd., Class H Shares	3,600	21,358
New India Assurance Co. Ltd.	852	1,815 (a)
PB Fintech Ltd.	1,260	24,153 *
People’s Insurance Co. Group of China Ltd., Class A Shares	3,000	3,279
People’s Insurance Co. Group of China Ltd., Class H Shares	30,000	26,258
PICC Property & Casualty Co. Ltd., Class H Shares	26,000	58,681
Ping An Insurance Group Co. of China Ltd., Class A Shares	3,000	23,196
Ping An Insurance Group Co. of China Ltd., Class H Shares	24,000	163,642
Samsung Fire & Marine Insurance Co. Ltd.	114	36,685
Samsung Life Insurance Co. Ltd.	294	32,815
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
SBI Life Insurance Co. Ltd.	1,614	$32,550 (a)
Star Health & Allied Insurance Co. Ltd.	888	4,468 *
Sunshine Insurance Group Co. Ltd., Class H Shares	9,000	4,442
Thai Life Insurance PCL, NVDR	7,200	2,355
ZhongAn Online P&C Insurance Co. Ltd., Class H Shares	3,600	8,139 *(a)
Total Insurance		1,260,552

Total Financials		6,890,189
Health Care — 4.1%
Biotechnology — 1.2%
3SBio Inc.	6,500	25,063 (a)
Akeso Inc.	2,600	47,185 *(a)
Alteogen Inc.	144	47,006 *
Beijing Tiantan Biological Products Corp. Ltd., Class A Shares	720	1,927
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A Shares	303	2,404 *
BeOne Medicines Ltd., Class H Shares	3,000	79,122 *
Biocon Ltd.	2,178	8,365
Celltrion Inc.	552	68,221
Chongqing Zhifei Biological Products Co. Ltd., Class A Shares	700	2,039
Green Cross Corp.	24	2,210
Hualan Biological Engineering Inc., Class A Shares	600	1,340
Imeik Technology Development Co. Ltd., Class A Shares	140	3,566
Innovent Biologics Inc.	6,000	74,341 *(a)
PharmaEssentia Corp.	1,071	18,097
Remegen Co. Ltd., Class H Shares	500	7,532 *(a)
Shanghai Junshi Biosciences Co. Ltd., Class H Shares	1,200	4,698 *(a)
Shanghai RAAS Blood Products Co. Ltd., Class A Shares	1,800	1,690
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H Shares	200	13,213 *
SK Bioscience Co. Ltd.	96	3,202 *
Walvax Biotechnology Co. Ltd., Class A Shares	600	977
Yili Chuanning Biotechnology Co. Ltd., Class A Shares	600	907
Zai Lab Ltd.	3,600	12,345 *
Total Biotechnology		425,450
Health Care Equipment & Supplies — 0.2%
Hartalega Holdings Bhd	6,600	1,835
HLB Inc.	444	12,009 *
Jafron Biomedical Co. Ltd., Class A Shares	200	623
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A Shares	300	1,642
Lepu Medical Technology Beijing Co. Ltd., Class A Shares	600	1,475
Microport Scientific Corp.	3,600	6,381 *
Shandong Weigao Group Medical Polymer Co. Ltd., Class H Shares	9,600	7,169
Shanghai United Imaging Healthcare Co. Ltd., Class A Shares	216	4,597
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A Shares	400	13,789
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A Shares	300	2,875
Top Glove Corp. Bhd	20,400	2,811 *
Total Health Care Equipment & Supplies		55,206
Health Care Providers & Services — 0.6%
Aier Eye Hospital Group Co. Ltd., Class A Shares	2,455	4,250
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — continued
Apollo Hospitals Enterprise Ltd.	366	$30,541
Bangkok Dusit Medical Services PCL, NVDR	40,200	25,431
Bumrungrad Hospital PCL, NVDR	2,400	12,998
Dr Lal PathLabs Ltd.	144	5,057 (a)
Fortis Healthcare Ltd.	1,824	19,923
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A Shares	600	2,151
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H Shares	1,000	2,340
Hanmi Science Co. ltd	72	1,996
Huadong Medicine Co. Ltd., Class A Shares	600	3,498
Hygeia Healthcare Holdings Co. Ltd.	1,200	2,207 *(a)(b)
IHH Healthcare Bhd	11,400	20,451
Jinxin Fertility Group Ltd.	9,000	3,308 *(a)(b)
Jointown Pharmaceutical Group Co. Ltd., Class A Shares	1,606	1,093
Max Healthcare Institute Ltd.	2,802	35,178
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A Shares	1,200	837
Narayana Hrudayalaya Ltd.	252	4,932
Shanghai Pharmaceuticals Holding Co. Ltd., Class A Shares	1,200	3,022
Shanghai Pharmaceuticals Holding Co. Ltd., Class H Shares	3,000	4,735
Sinopharm Group Co. Ltd., Class H Shares	4,800	11,315
Topchoice Medical Corp., Class A Shares	140	865
Total Health Care Providers & Services		196,128
Life Sciences Tools & Services — 0.6%
Divi’s Laboratories Ltd.	468	29,989
Genscript Biotech Corp.	4,000	8,596 *
Hangzhou Tigermed Consulting Co. Ltd., Class A Shares	300	2,441
Hangzhou Tigermed Consulting Co. Ltd., Class H Shares	600	3,529 (a)
Pharmaron Beijing Co. Ltd., Class A Shares	600	3,009
Pharmaron Beijing Co. Ltd., Class H Shares	1,200	4,386 (a)
Samsung Biologics Co. Ltd.	66	46,899 *(a)
Syngene International Ltd.	744	5,219 (a)
WuXi AppTec Co. Ltd., Class A Shares	800	12,575
WuXi AppTec Co. Ltd., Class H Shares	1,200	18,308 (a)
WuXi Biologics Cayman Inc.	13,000	68,472 *(a)
WuXi XDC Cayman Inc.	1,500	15,096 *
Total Life Sciences Tools & Services		218,519
Pharmaceuticals — 1.5%
Ajanta Pharma Ltd.	162	4,390
Alkem Laboratories Ltd.	150	9,165
Aurobindo Pharma Ltd.	1,056	12,891
Beijing Tong Ren Tang Co. Ltd., Class A Shares	600	2,864
Caliway Biopharmaceuticals Co. Ltd.	4,000	24,345 *
Celltrion Pharm Inc.	72	2,745 *
Changchun High-Tech Industry Group Co. Ltd., Class A Shares	100	1,824
China Medical System Holdings Ltd.	6,000	10,789
China Resources Double Crane Pharmaceutical Co. Ltd., Class A Shares	600	1,573
China Resources Pharmaceutical Group Ltd.	6,000	3,709 (a)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A Shares	468	1,844
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
China Traditional Chinese Medicine Holdings Co. Ltd.	12,000	$3,763
Cipla Ltd.	2,070	35,048
CSPC Innovation Pharmaceutical Co. Ltd., Class A Shares	600	3,866
CSPC Pharmaceutical Group Ltd.	30,000	36,129
Dong-E-E-Jiao Co. Ltd., Class A Shares	200	1,330
Dr Reddy’s Laboratories Ltd.	2,232	30,762
GlaxoSmithKline Pharmaceuticals Ltd.	162	4,853
Glenmark Pharmaceuticals Ltd.	522	11,480
Haisco Pharmaceutical Group Co. Ltd., Class A Shares	400	3,000
Hanmi Pharm Co. Ltd.	24	6,278
Hansoh Pharmaceutical Group Co. Ltd.	4,000	18,539 (a)
Humanwell Healthcare Group Co. Ltd., Class A Shares	600	1,775
HUTCHMED China Ltd.	2,000	6,457 *
Ipca Laboratories Ltd.	516	7,782
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A Shares	1,800	18,070
Joincare Pharmaceutical Group Industry Co. Ltd., Class A Shares	600	1,051
Kalbe Farma Tbk PT	73,200	4,963
Laurus Labs Ltd.	1,368	12,970 (a)
Livzon Pharmaceutical Group Inc., Class A Shares	200	1,079
Livzon Pharmaceutical Group Inc., Class H Shares	600	2,670
Lupin Ltd.	918	19,761
Luye Pharma Group Ltd.	6,000	2,630 *(a)
Mankind Pharma Ltd.	420	11,522
Oneness Biotech Co. Ltd.	1,461	3,288 *
Shanghai Allist Pharmaceuticals Co. Ltd., Class A Shares	134	2,073
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A Shares	600	2,512
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H Shares	2,000	6,627
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A Shares	400	3,387
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A Shares	620	1,382 *
Sichuan Biokin Pharmaceutical Co. Ltd., Class A Shares	100	5,266 *
Sichuan Kelun Pharmaceutical Co. Ltd., Class A Shares	600	3,092
Sino Biopharmaceutical Ltd.	36,000	37,664
SK Biopharmaceuticals Co. Ltd.	108	7,805 *
Sun Pharmaceutical Industries Ltd.	3,978	71,429
Torrent Pharmaceuticals Ltd.	402	16,314
Yuhan Corp.	204	17,317
Yunnan Baiyao Group Co. Ltd., Class A Shares	600	4,777
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A Shares	200	5,522
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A Shares	600	1,784
Zydus Lifesciences Ltd.	960	10,616
Total Pharmaceuticals		522,772

Total Health Care		1,418,075
Industrials — 8.7%
Aerospace & Defense — 0.9%
AECC Aero-Engine Control Co. Ltd., Class A Shares	400	1,128
AECC Aviation Power Co. Ltd., Class A Shares	700	4,143
AviChina Industry & Technology Co. Ltd., Class H Shares	12,000	6,725
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Aerospace & Defense — continued
Avicopter PLC, Class A Shares	200	$1,017
Bharat Dynamics Ltd.	348	5,852
Bharat Electronics Ltd.	13,338	60,682
Hanwha Aerospace Co. Ltd.	126	99,413
Hanwha Systems Co. Ltd.	270	11,450
Hindustan Aeronautics Ltd.	708	37,849
Korea Aerospace Industries Ltd.	258	19,860
Kuang-Chi Technologies Co. Ltd., Class A Shares	600	4,226
LIG Nex1 Co. Ltd.	48	17,550
Mazagon Dock Shipbuilders Ltd.	288	8,957
Singapore Technologies Engineering Ltd.	5,400	36,064
Total Aerospace & Defense		314,916
Air Freight & Logistics — 0.3%
CJ Logistics Corp.	30	1,800
Hyundai Glovis Co. Ltd.	138	16,268
J&T Global Express Ltd.	21,600	27,151 *
JD Logistics Inc.	7,200	12,123 *(a)(b)
SF Holding Co. Ltd., Class A Shares	1,500	8,488
SF Holding Co. Ltd., Class H Shares	1,200	5,728
Sinotrans Ltd., Class A Shares	1,200	1,076
Sinotrans Ltd., Class H Shares	6,000	3,756
YTO Express Group Co. Ltd., Class A Shares	1,200	3,089
ZTO Express Cayman Inc.	1,500	28,437 (b)
Total Air Freight & Logistics		107,916
Building Products — 0.1%
Astral Ltd.	462	7,110
Beijing New Building Materials PLC, Class A Shares	600	1,992
Blue Star Ltd.	470	9,957
China Lesso Group Holdings Ltd.	6,000	3,763
Taiwan Glass Industry Corp.	6,000	5,394 *
Xinyi Glass Holdings Ltd.	6,400	7,420
Total Building Products		35,636
Commercial Services & Supplies — 0.1%
China Everbright Environment Group Ltd.	12,000	6,848
Indian Railway Catering & Tourism Corp. Ltd.	1,098	8,661
KEPCO Plant Service & Engineering Co. Ltd.	84	2,853
S-1 Corp.	72	4,316
Taiwan Secom Co. Ltd.	840	3,073
Zhefu Holding Group Co. Ltd., Class A Shares	1,800	1,023
Total Commercial Services & Supplies		26,774
Construction & Engineering — 0.8%
China Communications Services Corp. Ltd., Class H Shares	8,000	4,730
China Conch Venture Holdings Ltd.	6,000	8,460
China Energy Engineering Corp. Ltd., Class A Shares	10,200	3,449
China Energy Engineering Corp. Ltd., Class H Shares	12,000	1,835
China National Chemical Engineering Co. Ltd., Class A Shares	1,800	1,879
China Railway Group Ltd., Class A Shares	6,000	4,638
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
China Railway Group Ltd., Class H Shares	18,000	$9,092
China State Construction Engineering Corp. Ltd., Class A Shares	11,400	8,717
China State Construction International Holdings Ltd.	6,000	7,642
Gamuda Bhd	18,600	24,441
GS Engineering & Construction Corp.	246	3,226
Hyundai Engineering & Construction Co. Ltd.	270	10,469
IJM Corp. Bhd	12,000	8,041
IRB Infrastructure Developers Ltd.	7,494	3,477
Larsen & Toubro Ltd.	2,514	103,602
Metallurgical Corp. of China Ltd., Class A Shares	4,800	2,593
Metallurgical Corp. of China Ltd., Class H Shares	12,000	4,180
Power Construction Corp. of China Ltd., Class A Shares	4,800	3,758
Rail Vikas Nigam Ltd.	2,160	8,258
Samsung E&A Co. Ltd.	558	10,658
Shanghai Construction Group Co. Ltd., Class A Shares	3,000	1,242
Shanghai Tunnel Engineering Co. Ltd., Class A Shares	1,200	1,077
Shenzhen SED Industry Co. Ltd., Class A Shares	600	1,849
Sichuan Road and Bridge Group Co. Ltd., Class A Shares	1,800	2,043
Sinoma International Engineering Co., Class A Shares	600	752
Sinopec Engineering Group Co. Ltd., Class H Shares	6,000	5,213
Voltas Ltd.	852	12,988
Total Construction & Engineering		258,309
Electrical Equipment — 1.8%
ABB India Ltd.	192	11,209
Bharat Heavy Electricals Ltd.	4,692	12,601
Bizlink Holding Inc.	650	21,967
CG Power & Industrial Solutions Ltd.	2,406	20,078
China XD Electric Co. Ltd., Class A Shares	1,800	1,707
CNGR Advanced Material Co. Ltd., Class A Shares	280	1,960
Contemporary Amperex Technology Co. Ltd., Class A Shares	1,200	67,682
Dongfang Electric Corp. Ltd., Class A Shares	1,200	3,248
Dongfang Electric Corp. Ltd., Class H Shares	1,200	2,562
Doosan Enerbility Co. Ltd.	1,644	73,468 *
Ecopro BM Co. Ltd.	174	14,014 *
Ecopro Co. Ltd.	372	12,581
Ecopro Materials Co. Ltd.	96	3,236 *
Eve Energy Co. Ltd., Class A Shares	600	7,661
Fangda Carbon New Material Co. Ltd., Class A Shares	1,200	879
Fortune Electric Co. Ltd.	550	10,485
GE Vernova T&D India Ltd.	468	15,605
GEM Co. Ltd., Class A Shares	1,200	1,418
Goldwind Science & Technology Co. Ltd., Class A Shares	1,200	2,520
Goldwind Science & Technology Co. Ltd., Class H Shares	2,400	4,319
Goneo Group Co. Ltd., Class A Shares	280	1,754
Gotion High-tech Co. Ltd., Class A Shares	600	3,930
Havells India Ltd.	852	14,413
HD Hyundai Electric Co. Ltd.	84	34,844
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
Hitachi Energy India Ltd.	48	$9,731
Hyosung Heavy Industries Corp.	18	17,191
Jiangsu Zhongtian Technology Co. Ltd., Class A Shares	1,200	3,185
KEI Industries Ltd.	228	10,432
L&F Co. Ltd.	96	5,084 *
LG Energy Solution Ltd.	156	38,637 *
LS Corp.	66	7,856
LS Electric Co. Ltd.	54	10,950
Ming Yang Smart Energy Group Ltd., Class A Shares	600	1,360
NARI Technology Co. Ltd., Class A Shares	2,400	7,731
Ningbo Deye Technology Co. Ltd., Class A Shares	252	2,864
Ningbo Orient Wires & Cables Co. Ltd., Class A Shares	200	1,982
Ningbo Sanxing Medical Electric Co. Ltd., Class A Shares	400	1,377
Polycab India Ltd.	186	15,263
POSCO Future M Co. Ltd.	120	12,273 *
Qingdao TGOOD Electric Co. Ltd., Class A Shares	600	2,286
Shanghai Electric Group Co. Ltd., Class A Shares	3,600	4,768 *
Shanghai Electric Group Co. Ltd., Class H Shares	12,000	6,293 *
Shanghai Moons’ Electric Co. Ltd., Class A Shares	200	2,375
Shihlin Electric & Engineering Corp.	1,000	5,971
SK IE Technology Co. Ltd.	102	1,927 *(a)
Sungrow Power Supply Co. Ltd., Class A Shares	660	14,999
Sunwoda Electronic Co. Ltd., Class A Shares	600	2,844
Suzlon Energy Ltd.	40,626	25,189 *
Tatung Co. Ltd.	5,700	7,247
TBEA Co. Ltd., Class A Shares	1,820	4,545
Teco Electric and Machinery Co. Ltd.	4,000	12,481
Voltronic Power Technology Corp.	250	7,604
Walsin Lihwa Corp.	11,194	9,531
Wolong Electric Group Co. Ltd., Class A Shares	720	4,891
Xuji Electric Co. Ltd., Class A Shares	400	1,489
Zhejiang Chint Electrics Co. Ltd., Class A Shares	600	2,585
Zhejiang Huayou Cobalt Co. Ltd., Class A Shares	600	5,548
Total Electrical Equipment		612,630
Electronic Equipment, Instruments & Components — 0.0%††
Hanwha Vision Co. Ltd.	126	4,769 *
Ground Transportation — 0.3%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A Shares	11,400	8,205
BTS Group Holdings PCL, NVDR	33,000	3,116 *
ComfortDelGro Corp. Ltd.	7,800	8,773
Container Corp. of India Ltd.	1,245	7,373
Daqin Railway Co. Ltd., Class A Shares	6,000	4,958
Full Truck Alliance Co. Ltd., ADR	2,976	38,599 (b)
Guangshen Railway Co. Ltd., Class A Shares	1,800	844
MTR Corp. Ltd.	6,000	20,343
Total Ground Transportation		92,211
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrial Conglomerates — 1.3%
3M India Ltd.	12	$3,979
Apar Industries Ltd.	60	5,532
Astra International Tbk PT	76,200	26,406
Ayala Corp.	1,140	9,457
China Baoan Group Co. Ltd., Class A Shares	600	1,049
CITIC Ltd.	18,000	26,420
CJ Corp.	48	6,278
CK Hutchison Holdings Ltd.	10,000	65,871
CTF Services Ltd.	4,000	4,329
DMCI Holdings Inc.	13,800	2,679
Doosan Co. Ltd.	24	9,254
Far Eastern New Century Corp.	12,000	10,945
Fosun International Ltd.	9,000	6,374
Godrej Industries Ltd.	144	1,949 *
GS Holdings Corp.	156	5,109
GT Capital Holdings Inc.	360	3,560
Hanwha Corp.	102	6,150
Jardine Cycle & Carriage Ltd.	200	4,449
Jardine Matheson Holdings Ltd.	750	47,250
JG Summit Holdings Inc.	11,400	4,505
Keppel Ltd.	5,400	37,363
LG Corp.	318	16,319
Lotte Corp.	102	2,105
LT Group Inc.	7,200	1,885
Samsung C&T Corp.	282	37,103
Shanghai Industrial Holdings Ltd.	1,000	1,758
Siemens Ltd.	336	11,842
Sime Darby Bhd	15,000	8,126
SK Inc.	132	19,757
SK Square Co. Ltd.	336	48,255 *
Sunway Bhd	9,000	12,083
Swire Pacific Ltd., Class A Shares	1,500	12,715
Swire Pacific Ltd., Class B Shares	2,500	3,753
Total Industrial Conglomerates		464,609
Machinery — 1.6%
AIA Engineering Ltd.	114	3,920
Airtac International Group	540	13,341
Ashok Leyland Ltd.	10,608	17,045
China CSSC Holdings Ltd., Class A Shares	1,200	5,825
China International Marine Containers Group Co. Ltd., Class A Shares	600	698
China International Marine Containers Group Co. Ltd., Class H Shares	3,000	3,204
Cochin Shipyard Ltd.	318	6,409 (a)
CRRC Corp. Ltd., Class A Shares	7,200	7,546
CRRC Corp. Ltd., Class H Shares	18,000	13,881
Cummins India Ltd.	510	22,554
Doosan Bobcat Inc.	174	6,883
Escorts Kubota Ltd.	102	3,959
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
FAW Jiefang Group Co. Ltd., Class A Shares	600	$590
Guangxi Liugong Machinery Co. Ltd., Class A Shares	600	931
Haitian International Holdings Ltd.	2,000	5,511
Han’s Laser Technology Industry Group Co. Ltd., Class A Shares	600	3,427
Hanwha Ocean Co. Ltd.	462	36,320 *
HD Hyundai Heavy Industries Co. Ltd.	84	30,833
HD Hyundai Marine Solution Co. Ltd.	48	7,184
HD Hyundai Mipo	84	12,183
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	168	49,213
Hiwin Technologies Corp.	1,200	8,485
Hyundai Rotem Co. Ltd.	270	42,144
Jiangsu Hengli Hydraulic Co. Ltd., Class A Shares	496	6,665
Keda Industrial Group Co. Ltd., Class A Shares	600	1,030
Samsung Heavy Industries Co. Ltd.	2,358	36,806 *
Sany Heavy Equipment International Holdings Co. Ltd.	5,000	5,225
Sany Heavy Industry Co. Ltd., Class A Shares	2,400	7,826
Schaeffler India Ltd.	156	7,395
Seatrium Ltd.	7,800	14,339
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A Shares	300	2,494
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B Shares	1,200	1,607
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B Shares	4,200	1,154
Shenzhen Inovance Technology Co. Ltd., Class A Shares	800	9,408
Siasun Robot & Automation Co. Ltd., Class A Shares	600	1,642 *
Sinotruk Hong Kong Ltd.	3,000	8,853
Techtronic Industries Co. Ltd.	5,500	70,372
Thermax Ltd.	108	3,856
Tian Di Science & Technology Co. Ltd., Class A Shares	1,200	998
Weichai Power Co. Ltd., Class A Shares	1,800	3,541
Weichai Power Co. Ltd., Class H Shares	7,000	12,551
XCMG Construction Machinery Co. Ltd., Class A Shares	3,600	5,809
Yangzijiang Shipbuilding Holdings Ltd.	9,000	23,526
Yutong Bus Co. Ltd., Class A Shares	600	2,291
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A Shares	600	4,077
Zhuzhou CRRC Times Electric Co. Ltd., Class H Shares	1,800	9,902
ZMJ Group Co. Ltd., Class A Shares	600	2,092
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A Shares	2,400	2,697
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H Shares	6,000	5,622
Total Machinery		553,864
Marine Transportation — 0.4%
COSCO Shipping Holdings Co. Ltd., Class A Shares	3,600	7,243
COSCO Shipping Holdings Co. Ltd., Class H Shares	9,500	14,787
Evergreen Marine Corp. Taiwan Ltd.	4,020	23,610
HMM Co. Ltd.	1,068	15,262
MISC Bhd	7,200	12,489
Orient Overseas International Ltd.	600	9,740
Pan Ocean Co. Ltd.	954	2,625
SITC International Holdings Co. Ltd.	5,000	19,253
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Marine Transportation — continued
U-Ming Marine Transport Corp.	1,500	$2,810
Wan Hai Lines Ltd.	3,600	8,776
Yang Ming Marine Transport Corp.	6,600	11,477
Total Marine Transportation		128,072
Passenger Airlines — 0.4%
Air China Ltd., Class A Shares	3,600	3,995 *
Air China Ltd., Class H Shares	6,000	4,488 *
Cathay Pacific Airways Ltd.	4,000	5,383
China Airlines Ltd.	12,000	8,209
China Eastern Airlines Corp. Ltd., Class A Shares	5,400	3,144 *
China Eastern Airlines Corp. Ltd., Class H Shares	12,000	5,136 *
China Southern Airlines Co. Ltd., Class A Shares	3,600	3,056 *
China Southern Airlines Co. Ltd., Class H Shares	6,000	3,208 *
Eva Airways Corp.	12,000	15,001
Hainan Airlines Holding Co. Ltd., Class A Shares	12,000	2,728 *
InterGlobe Aviation Ltd.	708	44,610 (a)
Juneyao Airlines Co. Ltd., Class A Shares	600	1,145
Korean Air Lines Co. Ltd.	690	11,188
Singapore Airlines Ltd.	5,400	27,310
Spring Airlines Co. Ltd., Class A Shares	300	2,251
Total Passenger Airlines		140,852
Professional Services — 0.1%
Kanzhun Ltd., ADR	1,200	28,032 *(b)
L&T Technology Services Ltd.	102	4,726 (a)
Total Professional Services		32,758
Trading Companies & Distributors — 0.1%
Adani Enterprises Ltd.	972	27,433
BOC Aviation Ltd.	600	5,367 (a)
COSCO Shipping Development Co. Ltd., Class A Shares	3,000	1,069
COSCO Shipping Development Co. Ltd., Class H Shares	12,000	1,758
Posco International Corp.	174	6,009
Shanxi Coal International Energy Group Co. Ltd., Class A Shares	600	824
Xiamen C & D Inc., Class A Shares	600	864
Total Trading Companies & Distributors		43,324
Transportation Infrastructure — 0.5%
Adani Ports & Special Economic Zone Ltd.	2,748	43,438
Airports of Thailand PCL, NVDR	13,800	17,247
Anhui Expressway Co. Ltd., Class H Shares	2,000	2,941
Bangkok Expressway & Metro PCL, NVDR	22,200	3,528
Beijing Capital International Airport Co. Ltd., Class H Shares	8,000	2,858 *
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A Shares	1,800	2,460
China Merchants Port Holdings Co. Ltd.	4,380	8,202
COSCO Shipping Ports Ltd.	4,000	2,925
GMR Airports Ltd.	9,738	9,564 *
Hutchison Port Holdings Trust	19,800	3,960
International Container Terminal Services Inc.	4,020	32,574
Jasa Marga Persero Tbk PT	5,400	1,128
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Transportation Infrastructure — continued
Jiangsu Expressway Co. Ltd., Class A Shares	600	$1,057
Jiangsu Expressway Co. Ltd., Class H Shares	4,000	4,637
JSW Infrastructure Ltd.	948	3,366
Liaoning Port Co. Ltd., Class A Shares	5,400	1,318
Ningbo Zhoushan Port Co. Ltd., Class A Shares	1,800	922
SATS Ltd.	3,600	9,466
Shandong Hi-speed Co. Ltd., Class A Shares	600	725
Shanghai International Airport Co. Ltd., Class A Shares	900	4,027
Shanghai International Port Group Co. Ltd., Class A Shares	3,000	2,294
Shenzhen Expressway Corp. Ltd., Class H Shares	2,000	1,895
Shenzhen International Holdings Ltd.	6,000	6,023
SIA Engineering Co. Ltd.	600	1,648
Taiwan High Speed Rail Corp.	6,000	5,532
TangShan Port Group Co. Ltd., Class A Shares	1,800	962
Zhejiang Expressway Co. Ltd., Class H Shares	6,000	5,545
Total Transportation Infrastructure		180,242

Total Industrials		2,996,882
Information Technology — 27.3%
Communications Equipment — 0.4%
Accton Technology Corp.	1,836	62,951
BYD Electronic International Co. Ltd.	3,000	15,940
Fiberhome Telecommunication Technologies Co. Ltd., Class A Shares	400	1,540
Glarun Technology Co. Ltd., Class A Shares	600	2,898
Guangzhou Haige Communications Group Inc. Co., Class A Shares	600	1,102
Hengtong Optic-electric Co. Ltd., Class A Shares	600	1,934
Shenzhen Sunway Communication Co. Ltd., Class A Shares	400	1,448
Suzhou TFC Optical Communication Co. Ltd., Class A Shares	296	6,969
VTech Holdings Ltd.	600	4,835
Yealink Network Technology Corp. Ltd., Class A Shares	420	2,180
Zhongji Innolight Co. Ltd., Class A Shares	380	21,522
ZTE Corp., Class A Shares	1,200	7,684
ZTE Corp., Class H Shares	2,400	10,951
Total Communications Equipment		141,954
Electronic Equipment, Instruments & Components — 3.5%
AAC Technologies Holdings Inc.	2,500	14,697
AUO Corp.	24,000	10,749
Avary Holding Shenzhen Co. Ltd., Class A Shares	600	4,720
BOE Technology Group Co. Ltd., Class A Shares	11,400	6,654
BOE Technology Group Co. Ltd., Class B Shares	3,600	1,383
Chaozhou Three-Circle Group Co. Ltd., Class A Shares	600	3,900
China Railway Signal & Communication Corp. Ltd., Class A Shares	2,000	1,510
China Railway Signal & Communication Corp. Ltd., Class H Shares	6,000	2,691 (a)
Chroma ATE Inc.	1,500	28,496
Delta Electronics Inc.	7,160	200,625
Delta Electronics Thailand PCL, NVDR	10,800	52,825
E Ink Holdings Inc.	3,000	23,673
Elite Material Co. Ltd.	1,026	41,238
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
Eoptolink Technology Inc. Ltd., Class A Shares	280	$14,369
Everdisplay Optronics Shanghai Co. Ltd., Class A Shares	3,000	1,221 *
FIT Hon Teng Ltd.	6,000	4,920 *(a)
Foxconn Industrial Internet Co. Ltd., Class A Shares	3,600	33,341
Foxconn Technology Co. Ltd.	3,500	8,073
Genius Electronic Optical Co. Ltd.	360	5,055
GoerTek Inc., Class A Shares	1,200	6,314
Gold Circuit Electronics Ltd.	1,200	17,147
Hengdian Group DMEGC Magnetics Co. Ltd., Class A Shares	600	1,725
Hon Hai Precision Industry Co. Ltd.	45,000	318,919
Honeywell Automation India Ltd.	8	3,252
Huagong Tech Co. Ltd., Class A Shares	300	3,893
Innolux Corp.	26,400	12,473
IRICO Display Devices Co. Ltd., Class A Shares	1,200	992 *
Kaynes Technology India Ltd.	102	8,101 *
Kingboard Holdings Ltd.	3,000	10,658
Kingboard Laminates Holdings Ltd.	3,000	4,754
Largan Precision Co. Ltd.	362	27,912
Lens Technology Co. Ltd., Class A Shares	1,800	8,455
Leyard Optoelectronic Co. Ltd., Class A Shares	600	609
LG Display Co. Ltd.	1,080	11,092 *
LG Innotek Co. Ltd.	54	7,228
Lingyi iTech Guangdong Co., Class A Shares	2,400	5,492
Lotes Co. Ltd.	300	15,208
Luxshare Precision Industry Co. Ltd., Class A Shares	2,400	21,783
Maxscend Microelectronics Co. Ltd., Class A Shares	260	3,032
Nan Ya Printed Circuit Board Corp.	780	5,784
OFILM Group Co. Ltd., Class A Shares	1,200	2,204 *
Samsung Electro-Mechanics Co. Ltd.	204	28,134
Samsung SDI Co. Ltd.	226	33,021
Shengyi Electronics Co. Ltd., Class A Shares	204	2,247
Shengyi Technology Co. Ltd., Class A Shares	900	6,821
Shennan Circuits Co. Ltd., Class A Shares	300	9,119
Shenzhen Kaifa Technology Co. Ltd., Class A Shares	600	2,346
Shenzhen Kinwong Electronic Co. Ltd., Class A Shares	300	2,650
Sunny Optical Technology Group Co. Ltd.	2,400	27,901
SUPCON Technology Co. Ltd., Class A Shares	214	1,654
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A Shares	600	6,019
Synnex Technology International Corp.	4,600	9,539
TCL Technology Group Corp., Class A Shares	5,400	3,265
Tianma Microelectronics Co. Ltd., Class A Shares	600	835 *
Unimicron Technology Corp.	4,920	24,456
Unisplendour Corp. Ltd., Class A Shares	1,200	5,081
Venture Corp. Ltd.	1,000	10,813
Victory Giant Technology Huizhou Co. Ltd., Class A Shares	300	12,017
Walsin Technology Corp.	1,200	4,114
WPG Holdings Ltd.	6,000	13,013
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
Wuhan Guide Infrared Co. Ltd., Class A Shares	1,200	$2,079 *
WUS Printed Circuit Kunshan Co. Ltd., Class A Shares	600	6,185
Yageo Corp.	5,728	31,950
Zhejiang Crystal-Optech Co. Ltd., Class A Shares	600	2,226
Zhejiang Dahua Technology Co. Ltd., Class A Shares	1,200	3,392
Zhen Ding Technology Holding Ltd.	2,440	13,290
Total Electronic Equipment, Instruments & Components		1,219,334
IT Services — 1.7%
Beijing Sinnet Technology Co. Ltd., Class A Shares	600	1,271
Beijing Ultrapower Software Co. Ltd., Class A Shares	600	1,201
Coforge Ltd.	1,200	21,503
DHC Software Co. Ltd., Class A Shares	1,200	1,815
GDS Holdings Ltd., Class A Shares	3,000	15,454 *(b)
HCL Technologies Ltd.	3,942	61,495
Hexaware Technologies Ltd.	438	3,308
Hyundai Autoever Corp.	24	2,612
Infosys Ltd.	13,116	212,985
LG CNS Co. Ltd.	138	6,462
LTIMindtree Ltd.	348	20,214 (a)
Mphasis Ltd.	426	12,738
Persistent Systems Ltd.	384	20,857
Posco DX Co. Ltd.	204	3,053
Range Intelligent Computing Technology Group Co. Ltd., Class A Shares	600	4,491
Samsung SDS Co. Ltd.	144	16,852
Tata Consultancy Services Ltd.	3,816	124,139
Tata Technologies Ltd.	570	4,298
Tech Mahindra Ltd.	2,328	36,715
Wangsu Science & Technology Co. Ltd., Class A Shares	600	972
Wipro Ltd.	10,440	28,146
Total IT Services		600,581
Semiconductors & Semiconductor Equipment — 15.3%
Advanced Micro-Fabrication Equipment Inc. China, Class A Shares	245	10,278
Alchip Technologies Ltd.	298	33,879
ASE Technology Holding Co. Ltd.	12,000	64,571
ASMedia Technology Inc.	140	6,798
ASMPT Ltd.	1,200	12,655
ASPEED Technology Inc.	106	17,563
Cambricon Technologies Corp. Ltd., Class A Shares	120	22,308 *
China Resources Microelectronics Ltd., Class A Shares	395	3,079
Daqo New Energy Corp., ADR	156	4,388 *
eMemory Technology Inc.	264	17,454
Flat Glass Group Co. Ltd., Class A Shares	600	1,452
Flat Glass Group Co. Ltd., Class H Shares	2,000	2,920
GalaxyCore Inc., Class A Shares	1,200	3,022
GCL Technology Holdings Ltd.	84,000	14,143 *
GigaDevice Semiconductor Inc., Class A Shares	200	5,985
Global Unichip Corp.	300	13,190
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Globalwafers Co. Ltd.	940	$14,388
Hangzhou First Applied Material Co. Ltd., Class A Shares	634	1,397
Hangzhou Silan Microelectronics Co. Ltd., Class A Shares	600	2,647
Hanmi Semiconductor Co. Ltd.	156	10,729
Hua Hong Semiconductor Ltd., Class H Shares	2,000	20,564 *(a)
Hygon Information Technology Co. Ltd., Class A Shares	600	21,264
JA Solar Technology Co. Ltd., Class A Shares	1,136	2,094 *
JCET Group Co. Ltd., Class A Shares	600	3,712
Jentech Precision Industrial Co. Ltd.	300	23,722
Jinko Solar Co. Ltd., Class A Shares	3,600	2,808 *
King Yuan Electronics Co. Ltd.	4,000	21,524
LONGi Green Energy Technology Co. Ltd., Class A Shares	2,400	6,061 *
MediaTek Inc.	5,440	234,714
Montage Technology Co. Ltd., Class A Shares	306	6,646
Nanya Technology Corp.	4,750	11,377 *
National Silicon Industry Group Co. Ltd., Class A Shares	1,200	4,344 *
NAURA Technology Group Co. Ltd., Class A Shares	270	17,136
Novatek Microelectronics Corp.	2,160	30,226
OmniVision Integrated Circuits Group Inc.	600	12,726
Parade Technologies Ltd.	300	7,294
Powerchip Semiconductor Manufacturing Corp.	12,000	10,001 *
Powertech Technology Inc.	2,400	11,497
Premier Energies Ltd.	342	3,935 (a)
Realtek Semiconductor Corp.	1,800	32,482
Rockchip Electronics Co. Ltd., Class A Shares	100	3,165
Sanan Optoelectronics Co. Ltd., Class A Shares	1,800	3,935
SG Micro Corp., Class A Shares	253	2,957
Shanghai Aiko Solar Energy Co. Ltd., Class A Shares	600	1,392 *
Shanghai Fudan Microelectronics Group Co. Ltd., Class H Shares	1,000	5,851
Silergy Corp.	1,260	10,666
Sino-American Silicon Products Inc.	2,160	8,221
SK Hynix Inc.	2,010	497,826
Taiwan Semiconductor Manufacturing Co. Ltd.	90,154	3,860,193
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A Shares	1,200	1,524 *
Tianshui Huatian Technology Co. Ltd., Class A Shares	1,200	1,983 (c)
TongFu Microelectronics Co. Ltd., Class A Shares	600	3,382
Tongwei Co. Ltd., Class A Shares	1,200	3,753 *
Trina Solar Co. Ltd., Class A Shares	780	1,901 *
Unigroup Guoxin Microelectronics Co. Ltd., Class A Shares	319	4,042
United Microelectronics Corp.	43,320	64,743
Vanguard International Semiconductor Corp.	3,929	13,149
Verisilicon Microelectronics Shanghai Co. Ltd., Class A Shares	200	5,135 *
WAAREE Energies Ltd.	300	11,246 *
Win Semiconductors Corp.	1,500	4,572
Winbond Electronics Corp.	12,734	14,226 *
Xinyi Solar Holdings Ltd.	16,500	7,295
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A Shares	600	$3,831
Total Semiconductors & Semiconductor Equipment		5,281,961
Software — 0.5%
360 Security Technology Inc., Class A Shares	2,400	3,808
Beijing Kingsoft Office Software Inc., Class A Shares	128	5,684
Beijing Shiji Information Technology Co. Ltd., Class A Shares	600	900
China National Software & Service Co. Ltd., Class A Shares	260	1,815 *
Empyrean Technology Co. Ltd., Class A Shares	200	3,544
Horizon Robotics	28,800	35,461 *
Hundsun Technologies Inc., Class A Shares	600	2,906
Iflytek Co. Ltd., Class A Shares	600	4,718
Jiangsu Hoperun Software Co. Ltd., Class A Shares	300	2,551 *
Kingdee International Software Group Co. Ltd.	11,000	24,770 *(b)
KPIT Technologies Ltd.	552	6,824
NavInfo Co. Ltd., Class A Shares	600	804 *
Newland Digital Technology Co. Ltd., Class A Shares	600	2,488
Oracle Financial Services Software Ltd.	90	8,518
SenseTime Group Inc., Class B Shares	102,000	37,888 *(a)(b)
Shanghai Baosight Software Co. Ltd., Class A Shares	792	2,580
Shanghai Baosight Software Co. Ltd., Class B Shares	2,880	3,243
Shanghai Stonehill Technology Co. Ltd., Class A Shares	1,800	1,985 *
Tata Elxsi Ltd.	126	7,418
Thunder Software Technology Co. Ltd., Class A Shares	200	2,180
Yonyou Network Technology Co. Ltd., Class A Shares	1,200	2,630 *
Total Software		162,715
Technology Hardware, Storage & Peripherals — 5.9%
Acer Inc.	12,000	12,186
Advantech Co. Ltd.	1,740	18,212
Anker Innovations Technology Co. Ltd., Class A Shares	200	3,416
Asia Vital Components Co. Ltd.	1,224	39,397
Asustek Computer Inc.	2,520	55,480
Catcher Technology Co. Ltd.	2,160	12,934
Chicony Electronics Co. Ltd.	2,260	10,233
China Greatwall Technology Group Co. Ltd., Class A Shares	1,200	2,852 *
Compal Electronics Inc.	18,000	19,135
Gigabyte Technology Co. Ltd.	2,040	20,013
GRG Banking Equipment Co. Ltd., Class A Shares	600	1,168
HTC Corp.	2,400	4,693 *
Huaqin Technology Co. Ltd., Class A Shares	300	4,435
IEIT Systems Co. Ltd., Class A Shares	600	6,265
Inventec Corp.	10,000	15,011
King Slide Works Co. Ltd.	234	25,259
Legend Holdings Corp., Class H Shares	2,400	3,532 *(a)
Lenovo Group Ltd.	30,000	44,535
Lite-On Technology Corp.	7,400	41,883
Micro-Star International Co. Ltd.	2,400	9,134
Ninestar Corp., Class A Shares	600	1,976 *
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
Pegatron Corp.	7,170	$16,656
Quanta Computer Inc.	9,820	93,438
Samsung Electronics Co. Ltd.	17,364	1,038,338
Shenzhen Transsion Holdings Co. Ltd., Class A Shares	374	4,943
Transcend Information Inc.	1,020	3,681
Tsinghua Tongfang Co. Ltd., Class A Shares	1,200	1,365 *
Wistron Corp.	10,346	47,694
Wiwynn Corp.	360	39,156
Xiaomi Corp., Class B Shares	63,600	441,417 *(b)
Total Technology Hardware, Storage & Peripherals		2,038,437

Total Information Technology		9,444,982
Materials — 4.3%
Chemicals — 1.3%
Aarti Industries Ltd.	798	3,369
Asian Paints Ltd.	1,500	39,701
Avia Avian Tbk PT	38,600	945
Barito Pacific Tbk PT	77,400	17,417 *
Bayer CropScience Ltd.	48	2,601
Berger Paints India Ltd.	912	5,292
Castrol India Ltd.	1,842	4,142
Coromandel International Ltd.	438	11,092
Deepak Nitrite Ltd.	270	5,580
Eternal Materials Co. Ltd.	3,000	4,001
Formosa Chemicals & Fibre Corp.	12,000	11,713
Formosa Plastics Corp.	15,600	19,732
Ganfeng Lithium Group Co. Ltd., Class A Shares	600	5,125
Ganfeng Lithium Group Co. Ltd., Class H Shares	1,800	9,980 (a)
Guangzhou Tinci Materials Technology Co. Ltd., Class A Shares	600	3,213
Gujarat Fluorochemicals Ltd.	156	6,515
Hanwha Solutions Corp.	390	7,936
Hengli Petrochemical Co. Ltd., Class A Shares	1,800	4,329
Hengyi Petrochemical Co. Ltd., Class A Shares	1,200	1,106
Hoshine Silicon Industry Co. Ltd., Class A Shares	200	1,388
Huafon Chemical Co. Ltd., Class A Shares	1,200	1,535
Hubei Xingfa Chemicals Group Co. Ltd., Class A Shares	600	2,371
Indorama Ventures PCL, NVDR	6,600	4,562
Inner Mongolia Berun Chemical Co. Ltd., Class A Shares	1,200	1,069
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A Shares	2,400	1,761
Jiangsu Eastern Shenghong Co. Ltd., Class A Shares	1,800	2,402 *
Kansai Nerolac Paints Ltd.	798	2,223
KCC Corp.	18	4,926
Kingfa Sci & Tech Co. Ltd., Class A Shares	1,200	3,534
Kumho Petrochemical Co. Ltd.	54	4,018
LB Group Co. Ltd., Class A Shares	600	1,638
LG Chem Ltd.	168	33,287
Linde India Ltd.	66	4,643
Lotte Chemical Corp.	72	3,474
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Luxi Chemical Group Co. Ltd., Class A Shares	600	$1,222
Meihua Holdings Group Co. Ltd., Class A Shares	1,200	1,786
Nan Ya Plastics Corp.	18,340	23,739
Ningbo Shanshan Co. Ltd., Class A Shares	600	1,339 *
Ningxia Baofeng Energy Group Co. Ltd., Class A Shares	2,400	5,994
Petronas Chemicals Group Bhd	10,800	10,855
PI Industries Ltd.	306	12,109
Pidilite Industries Ltd.	1,188	19,642
PTT Global Chemical PCL, NVDR	7,800	5,994
Qinghai Salt Lake Industry Co. Ltd., Class A Shares	1,800	5,266 *
Rongsheng Petrochemical Co. Ltd., Class A Shares	3,050	4,129
Satellite Chemical Co. Ltd., Class A Shares	1,200	3,256
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A Shares	600	2,240
Shanghai Putailai New Energy Technology Co. Ltd., Class A Shares	600	2,603
Sinoma Science & Technology Co. Ltd., Class A Shares	600	2,864
Sinopec Shanghai Petrochemical Co. Ltd., Class A Shares	1,800	682
Sinopec Shanghai Petrochemical Co. Ltd., Class H Shares	12,000	2,098
SKC Co. Ltd.	72	5,188 *
Skshu Paint Co. Ltd., Class A Shares	196	1,317
Solar Industries India Ltd.	90	13,508
SRF Ltd.	546	17,364
Supreme Industries Ltd.	222	10,550
Taiwan Fertilizer Co. Ltd.	3,000	4,843
Tianqi Lithium Corp., Class A Shares	600	4,005 *
Tianqi Lithium Corp., Class H Shares	400	2,310 *
Tongkun Group Co. Ltd., Class A Shares	600	1,264
UPL Ltd.	1,884	13,915
Wanhua Chemical Group Co. Ltd., Class A Shares	1,000	9,341
Yunnan Energy New Material Co. Ltd., Class A Shares	400	2,621 *
Yunnan Yuntianhua Co. Ltd., Class A Shares	600	2,256
Zangge Mining Co. Ltd., Class A Shares	400	3,274
Zhejiang Juhua Co. Ltd., Class A Shares	700	3,929
Zhejiang Longsheng Group Co. Ltd., Class A Shares	1,200	1,679
Zhejiang NHU Co. Ltd., Class A Shares	1,200	4,012
Total Chemicals		443,814
Construction Materials — 0.7%
ACC Ltd.	288	5,919
Ambuja Cements Ltd.	2,970	19,065
Anhui Conch Cement Co. Ltd., Class A Shares	1,200	3,909
Anhui Conch Cement Co. Ltd., Class H Shares	4,500	13,592
Asia Cement Corp.	8,640	10,815
China Jushi Co. Ltd., Class A Shares	1,200	2,919
China National Building Material Co. Ltd., Class H Shares	13,500	9,578
China Resources Building Materials Technology Holdings Ltd.	12,000	2,792
CSG Holding Co. Ltd., Class B Shares	4,800	1,104
Dalmia Bharat Ltd.	282	7,074
Grasim Industries Ltd.	1,326	41,172
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction Materials — continued
Huaxin Cement Co. Ltd., Class H Shares	600	$1,210
Indocement Tunggal Prakarsa Tbk PT	3,600	1,410
JK Cement Ltd.	132	9,366
Semen Indonesia Persero Tbk PT	13,200	2,249
Shree Cement Ltd.	36	11,866
Siam Cement PCL, NVDR	2,400	17,034
TCC Group Holdings Co. Ltd.	24,000	18,899
UltraTech Cement Ltd.	450	61,944
Total Construction Materials		241,917
Containers & Packaging — 0.0%††
SCG Packaging PCL, NVDR	3,600	2,133
Metals & Mining — 2.3%
Aluminum Corp. of China Ltd., Class A Shares	3,600	4,162
Aluminum Corp. of China Ltd., Class H Shares	14,000	14,521
Amman Mineral Internasional PT	45,000	19,509 *
Angang Steel Co. Ltd., Class A Shares	1,800	667 *
APL Apollo Tubes Ltd.	660	12,533
Baoshan Iron & Steel Co. Ltd., Class A Shares	6,600	6,547
Chifeng Jilong Gold Mining Co. Ltd., Class H Shares	1,200	4,692
China Hongqiao Group Ltd.	9,000	30,561
China Northern Rare Earth Group High-Tech Co. Ltd., Class A Shares	1,200	8,132
China Rare Earth Resources and Technology Co. Ltd., Class A Shares	600	4,356 *
China Steel Corp.	42,000	26,734
Citic Pacific Special Steel Group Co. Ltd., Class A Shares	1,480	2,828
CMOC Group Ltd., Class A Shares	4,800	10,573
CMOC Group Ltd., Class H Shares	15,000	30,249
Guangdong HEC Technology Holding Co. Ltd., Class A Shares	1,200	3,920 *
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A Shares	600	1,685
Hesteel Co. Ltd., Class A Shares	3,600	1,283
Hindalco Industries Ltd.	5,430	46,598
Hindustan Zinc Ltd.	1,614	8,770
Huaibei Mining Holdings Co. Ltd., Class A Shares	600	1,038
Hunan Valin Steel Co. Ltd., Class A Shares	2,400	2,185
Hyundai Steel Co.	324	7,840
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A Shares	12,600	4,207
Inner Mongolia ERDOS Resources Co. Ltd., Class B Shares	2,400	2,270
Jiangxi Copper Co. Ltd., Class A Shares	600	2,988
Jiangxi Copper Co. Ltd., Class H Shares	4,000	15,680
Jindal Stainless Ltd.	1,116	9,273
Jindal Steel Ltd.	1,386	16,605
Jinduicheng Molybdenum Co. Ltd., Class A Shares	1,200	2,601
JSW Steel Ltd.	3,258	41,930
Korea Zinc Co. Ltd.	18	11,816
Lloyds Metals & Energy Ltd.	366	5,050
Maanshan Iron & Steel Co. Ltd., Class A Shares	1,800	1,010 *
Merdeka Copper Gold Tbk PT	46,200	5,850 *
MMG Ltd.	16,000	13,881 *
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Nanjing Iron & Steel Co. Ltd., Class A Shares	1,800	$1,326
National Aluminium Co. Ltd.	3,340	8,045
NMDC Ltd.	12,708	10,928
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A Shares	2,400	1,034 *
POSCO Holdings Inc.	276	54,293
Press Metal Aluminium Holdings Bhd	12,600	17,694
Shandong Gold Mining Co. Ltd., Class A Shares	1,200	6,622
Shandong Gold Mining Co. Ltd., Class H Shares	3,000	14,244 (a)
Shandong Nanshan Aluminum Co. Ltd., Class A Shares	3,600	2,000
Shanjin International Gold Co. Ltd., Class A Shares	900	2,883
Shanxi Meijin Energy Co. Ltd., Class A Shares	1,200	795 *
Shanxi Taigang Stainless Steel Co. Ltd., Class A Shares	1,800	1,010 *
Shenghe Resources Holding Co. Ltd., Class A Shares	600	1,940
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A Shares	1,200	960
Shougang Fushan Resources Group Ltd.	12,000	4,380
Steel Authority of India Ltd.	5,238	7,934
Tata Steel Ltd.	30,888	58,712
Tianshan Aluminum Group Co. Ltd., Class A Shares	1,800	2,927
Tongling Nonferrous Metals Group Co. Ltd., Class A Shares	3,600	2,707
Trimegah Bangun Persada Tbk PT	31,200	2,228
Vale Indonesia Tbk PT	8,400	2,218
Vedanta Ltd.	6,042	31,697
Western Mining Co. Ltd., Class A Shares	600	1,852
Xiamen Tungsten Co. Ltd., Class A Shares	600	2,492
Yunnan Aluminium Co. Ltd., Class A Shares	1,200	3,468
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A Shares	1,200	1,083
Yunnan Copper Co. Ltd., Class A Shares	600	1,472
Yunnan Tin Co. Ltd., Class A Shares	600	1,948
Zhaojin Mining Industry Co. Ltd., Class H Shares	6,000	24,107
Zhongjin Gold Corp. Ltd., Class A Shares	1,800	5,538
Zijin Mining Group Co. Ltd., Class A Shares	6,000	24,783
Zijin Mining Group Co. Ltd., Class H Shares	22,000	92,180
Total Metals & Mining		778,044
Paper & Forest Products — 0.0%††
Indah Kiat Pulp & Paper Tbk PT	10,200	4,499
Lee & Man Paper Manufacturing Ltd.	6,000	2,182
Nine Dragons Paper Holdings Ltd.	6,000	4,234 *
Shandong Sun Paper Industry JSC Ltd., Class A Shares	600	1,203
Total Paper & Forest Products		12,118

Total Materials		1,478,026
Real Estate — 2.3%
Diversified REITs — 0.2%
CapitaLand Integrated Commercial Trust	21,136	37,544
Mapletree Pan Asia Commercial Trust	8,400	9,317
Suntec Real Estate Investment Trust	7,200	7,149
Total Diversified REITs		54,010
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotel & Resort REITs — 0.0%††
CapitaLand Ascott Trust	9,600	$6,925
Industrial REITs — 0.2%
CapitaLand Ascendas REIT	13,800	29,865
Frasers Logistics & Commercial Trust	10,800	7,958
Mapletree Industrial Trust	7,800	12,887
Mapletree Logistics Trust	12,600	12,217
Total Industrial REITs		62,927
Office REITs — 0.1%
Champion REIT	6,000	1,650
Embassy Office Parks REIT	3,258	15,482
Keppel REIT	9,000	7,051
Total Office REITs		24,183
Real Estate Management & Development — 1.7%
Ayala Land Inc.	25,200	10,543
Bumi Serpong Damai Tbk PT	11,400	725 *
C&D International Investment Group Ltd.	2,000	4,599
CapitaLand Investment Ltd.	8,400	17,527
Central Pattana PCL, NVDR	9,000	15,553
China Jinmao Holdings Group Ltd.	24,000	4,781
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A Shares	2,400	3,425
China Overseas Land & Investment Ltd.	15,000	27,685
China Resources Land Ltd.	10,900	42,561
China Resources Mixc Lifestyle Services Ltd.	2,400	12,752 (a)
China Vanke Co. Ltd., Class A Shares	3,000	2,900 *
China Vanke Co. Ltd., Class H Shares	9,000	6,443 *
City Developments Ltd.	1,200	6,441
CK Asset Holdings Ltd.	6,600	31,997
Country Garden Services Holdings Co. Ltd.	8,000	6,797
DLF Ltd.	2,364	18,984
Gemdale Corp., Class A Shares	1,200	731 *
Godrej Properties Ltd.	516	11,442 *
Greenland Holdings Corp. Ltd., Class A Shares	3,000	774 *
Greentown China Holdings Ltd.	3,000	3,663
Hainan Airport Infrastructure Co. Ltd., Class A Shares	3,000	1,751
Hang Lung Group Ltd.	3,000	5,653
Hang Lung Properties Ltd.	7,000	7,854
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A Shares	1,200	2,113
Henderson Land Development Co. Ltd.	5,000	17,634
Hongkong Land Holdings Ltd.	3,600	22,788
Hopson Development Holdings Ltd.	4,200	1,862 *
Hysan Development Co. Ltd.	2,000	4,087
KE Holdings Inc., ADR	2,418	45,942 (b)
Kerry Properties Ltd.	2,000	5,357
Land & Houses PCL, NVDR	25,800	3,439
Lodha Developers Ltd.	1,044	13,355 (a)
Longfor Group Holdings Ltd.	9,000	13,742 (a)(b)
Megaworld Corp.	24,000	821
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate Management & Development — continued
New World Development Co. Ltd.	6,000	$6,031 *
Oberoi Realty Ltd.	426	7,591
Phoenix Mills Ltd.	696	12,193
Poly Developments and Holdings Group Co. Ltd., Class A Shares	3,600	3,970
Poly Property Services Co. Ltd., Class H Shares	600	2,685
Prestige Estates Projects Ltd.	582	9,899
Ruentex Development Co. Ltd.	6,000	5,827
Seazen Group Ltd.	12,000	3,948 *
Seazen Holdings Co. Ltd., Class A Shares	600	1,368 *
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B Shares	1,200	918
Shanghai Lingang Holdings Corp. Ltd., Class A Shares	600	968
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A Shares	600	727
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B Shares	4,800	2,122
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A Shares	600	4,626
Shenzhen Overseas Chinese Town Co. Ltd., Class A Shares	2,400	892 *
Sino Land Co. Ltd.	13,300	16,838
SM Prime Holdings Inc.	37,200	14,350
Sun Hung Kai Properties Ltd.	5,190	62,170
Swire Properties Ltd.	3,600	10,244
UOL Group Ltd.	1,800	10,904
Wharf Holdings Ltd.	3,600	10,300
Wharf Real Estate Investment Co. Ltd.	6,000	17,737
Yango Group Co. Ltd., Class A Shares	2,100	0 *(c)(d)(e)
Youngor Fashion Co. Ltd., Class A Shares	1,200	1,248
Yuexiu Property Co. Ltd.	6,000	4,018
Total Real Estate Management & Development		588,295
Retail REITs — 0.1%
Link REIT	9,600	49,355
Specialized REITs — 0.0%††
Keppel DC REIT	6,600	12,236

Total Real Estate		797,931
Utilities — 2.4%
Electric Utilities — 0.8%
Adani Energy Solutions Ltd.	1,086	10,669 *
CK Infrastructure Holdings Ltd.	2,500	16,419
CLP Holdings Ltd.	6,000	49,702
Korea Electric Power Corp.	948	24,358
Manila Electric Co.	900	8,196
Power Assets Holdings Ltd.	5,000	31,669
Power Grid Corp. of India Ltd.	16,890	53,311
SJVN Ltd.	2,814	2,863
Tata Power Co. Ltd.	6,294	27,550
Tenaga Nasional Bhd	16,800	52,773
Torrent Power Ltd.	702	9,637
Total Electric Utilities		287,147
Gas Utilities — 0.5%
Adani Total Gas Ltd.	846	5,958
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Gas Utilities — continued
Beijing Enterprises Holdings Ltd.	2,000	$8,550
China Gas Holdings Ltd.	9,600	9,402
China Resources Gas Group Ltd.	3,600	9,180
ENN Energy Holdings Ltd.	3,000	24,812
ENN Natural Gas Co. Ltd., Class A Shares	1,200	3,027
GAIL India Ltd.	10,074	20,002
Gujarat Gas Ltd.	654	3,164
Hong Kong & China Gas Co. Ltd.	42,000	36,492
Indraprastha Gas Ltd.	2,724	6,398
Korea Gas Corp.	102	2,842
Kunlun Energy Co. Ltd.	14,000	12,524
Perusahaan Gas Negara Tbk PT	30,600	3,103
Petronas Gas Bhd	3,600	15,825
Total Gas Utilities		161,279
Independent Power and Renewable Electricity Producers — 0.9%
ACEN Corp.	35,400	1,429
Adani Green Energy Ltd.	1,000	11,565 *
Adani Power Ltd.	19,500	31,768 *
An Hui Wenergy Co. Ltd., Class A Shares	600	598
CECEP Solar Energy Co. Ltd., Class A Shares	1,200	764
CECEP Wind-Power Corp., Class A Shares	1,800	806
CGN Power Co. Ltd., Class A Shares	6,000	3,047
CGN Power Co. Ltd., Class H Shares	36,000	13,372 (a)
China Longyuan Power Group Corp. Ltd., Class H Shares	12,000	12,817
China National Nuclear Power Co. Ltd., Class A Shares	6,000	7,332
China Power International Development Ltd.	12,000	4,982
China Resources Power Holdings Co. Ltd.	7,200	16,509
China Three Gorges Renewables Group Co. Ltd., Class A Shares	8,400	5,009
China Yangtze Power Co. Ltd., Class A Shares	6,600	25,234
Datang International Power Generation Co. Ltd., Class A Shares	2,400	1,141
Datang International Power Generation Co. Ltd., Class H Shares	12,000	3,455
Electricity Generating PCL, NVDR	600	2,120
Fujian Funeng Co. Ltd., Class A Shares	1,200	1,655
GD Power Development Co. Ltd., Class A Shares	4,800	3,354
Global Power Synergy PCL, NVDR	2,400	2,870
Guangdong Electric Power Development Co. Ltd., Class B Shares	3,600	842
Gulf Development PCL, NVDR	16,219	21,772 *
Huadian Power International Corp. Ltd., Class A Shares	2,400	1,714
Huadian Power International Corp. Ltd., Class H Shares	6,000	3,231
Huaneng Lancang River Hydropower Inc., Class A Shares	1,800	2,386
Huaneng Power International Inc., Class A Shares	3,000	2,972
Huaneng Power International Inc., Class H Shares	16,000	11,146
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A Shares	1,800	1,033
JSW Energy Ltd.	1,950	11,659
NHPC Ltd.	11,610	11,287
NLC India Ltd.	1,278	4,107
NTPC Green Energy Ltd.	3,510	3,843 *
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Independent Power and Renewable Electricity Producers — continued
NTPC Ltd.		17,712	$67,914
Ratch Group PCL, NVDR		3,000	2,384
SDIC Power Holdings Co. Ltd., Class A Shares		2,400	4,398
Shaanxi Energy Investment Co. Ltd., Class A Shares		600	753
Shanghai Electric Power Co. Ltd., Class A Shares		1,200	3,563
Shenergy Co. Ltd., Class A Shares		1,200	1,317
Shenzhen Energy Group Co. Ltd., Class A Shares		1,200	1,118
Sichuan Chuantou Energy Co. Ltd., Class A Shares		1,800	3,606
Wintime Energy Group Co. Ltd., Class A Shares		6,000	1,372
Zhejiang Zheneng Electric Power Co. Ltd., Class A Shares		2,400	1,667
Total Independent Power and Renewable Electricity Producers			313,911
Multi-Utilities — 0.1%
Sembcorp Industries Ltd.		3,000	14,009
YTL Corp. Bhd		13,800	9,116
YTL Power International Bhd		9,600	9,603
Total Multi-Utilities			32,728
Water Utilities — 0.1%
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A Shares		2,400	1,071
Beijing Enterprises Water Group Ltd.		12,000	3,686
Chengdu Xingrong Environment Co. Ltd., Class A Shares		1,200	1,121
Guangdong Investment Ltd.		12,000	10,905
Total Water Utilities			16,783

Total Utilities			811,848
Total Common Stocks (Cost — $24,797,806)			34,583,340
	Rate
Preferred Stocks — 0.5%
Consumer Discretionary — 0.1%
Automobiles — 0.1%
Hyundai Motor Co.	1.533%	84	9,765 (f)
Hyundai Motor Co., Series 2	1.502%	120	14,240 (f)
TVS Motor Co. Ltd.	—	3,480	0 *(c)(d)(e)
Total Automobiles			24,005
Household Durables — 0.0%††
LG Electronics Inc.	1.366%	66	1,722 (f)

Total Consumer Discretionary			25,727
Consumer Staples — 0.0%††
Personal Care Products — 0.0%††
Amorepacific Corp.	2.746%	42	1,232 (f)
LG H&H Co. Ltd.	0.870%	12	983 (f)

Total Consumer Staples			2,215
Financials — 0.0%††
Insurance — 0.0%††
Samsung Fire & Marine Insurance Co. Ltd.	5.565%	12	2,921 (f)

Industrials — 0.0%††
Industrial Conglomerates — 0.0%††
Hanwha Corp.	2.310%	78	2,046 (f)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value

Information Technology — 0.4%
Technology Hardware, Storage & Peripherals — 0.4%
Samsung Electronics Co. Ltd.	0.553%		3,006	$142,260 (f)

Materials — 0.0%††
Chemicals — 0.0%††
LG Chem Ltd.	0.759%		30	2,957 (f)

Total Preferred Stocks (Cost — $139,958)				178,126
		Expiration Date	Warrants
Warrants — 0.0%††
Utilities — 0.0%††
Multi-Utilities — 0.0%††
YTL Corp. Bhd (Cost — $0)		12/31/25	3,720	1,132 *(c)(d)
			Rights
Rights — 0.0%††
Real Estate — 0.0%††
Specialized REITs — 0.0%††
Keppel DC REIT		10/20/25	528	61 *(c)

Utilities — 0.0%††
Multi-Utilities — 0.0%††
YTL Power International Bhd		12/31/25	1,920	803 *(c)(d)

Total Rights (Cost — $0)				864
Total Investments before Short-Term Investments (Cost — $24,937,764)				34,763,462
	Rate		Shares
Short-Term Investments — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $52,179)	4.032%		52,179	52,179 (g)(h)(i)
Total Investments — 100.6% (Cost — $24,989,943)				34,815,641
Liabilities in Excess of Other Assets — (0.6)%				(215,507)
Total Net Assets — 100.0%				$34,600,134

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Variable interest entity (VIE). See Note 8 regarding investments made through a VIE structure. At September 30, 2025, the value of these securities was $6,183,123, representing 17.9% of net assets.
(c)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(d)	Security is valued using significant unobservable inputs (Note 1).
(e)	Value is less than $1.
(f)	The rate shown represents the yield as of September 30, 2025.
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $52,179 and the cost was $52,179 (Note 6).

(i)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Asia ex Japan ETF
Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
JSC	—	Joint Stock Company
NVDR	—	Non-Voting Depositary Receipt
REIT	—	Real Estate Investment Trust
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.9%
Communication Services — 2.4%
Diversified Telecommunication Services — 0.9%
Telstra Group Ltd.	205,898	$657,732
TPG Telecom Ltd.	20,335	67,654
Total Diversified Telecommunication Services		725,386
Interactive Media & Services — 1.5%
CAR Group Ltd.	18,522	451,491
REA Group Ltd.	2,450	375,181
SEEK Ltd.	17,591	332,382
Total Interactive Media & Services		1,159,054

Total Communication Services		1,884,440
Consumer Discretionary — 7.5%
Broadline Retail — 4.6%
Harvey Norman Holdings Ltd.	26,607	130,137
Wesfarmers Ltd.	58,212	3,550,131
Total Broadline Retail		3,680,268
Hotels, Restaurants & Leisure — 2.4%
Aristocrat Leisure Ltd.	28,616	1,327,188
Domino’s Pizza Enterprises Ltd.	3,381	30,206
Flight Centre Travel Group Ltd.	9,114	69,886
Lottery Corp. Ltd.	113,435	442,053
Total Hotels, Restaurants & Leisure		1,869,333
Specialty Retail — 0.5%
JB Hi-Fi Ltd.	5,586	429,446

Total Consumer Discretionary		5,979,047
Consumer Staples — 3.6%
Beverages — 0.2%
Treasury Wine Estates Ltd.	40,915	191,713
Consumer Staples Distribution & Retail — 3.1%
Coles Group Ltd.	68,894	1,063,410
Endeavour Group Ltd.	73,843	177,650
Metcash Ltd.	55,419	139,570
Woolworths Group Ltd.	62,769	1,110,724
Total Consumer Staples Distribution & Retail		2,491,354
Food Products — 0.3%
a2 Milk Co. Ltd.	35,868	205,148

Total Consumer Staples		2,888,215
Energy — 3.6%
Oil, Gas & Consumable Fuels — 3.6%
Ampol Ltd.	12,250	242,830
Beach Energy Ltd.	75,901	57,597
New Hope Corp. Ltd.	23,618	61,359
Santos Ltd.	167,384	746,584
Whitehaven Coal Ltd.	38,857	169,709
Woodside Energy Group Ltd.	97,755	1,492,047
Yancoal Australia Ltd.	17,003	59,724

Total Energy		2,829,850
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 37.8%
Banks — 28.5%
ANZ Group Holdings Ltd.	153,615	$3,381,054
Bank of Queensland Ltd.	33,467	160,807
Bendigo & Adelaide Bank Ltd.	29,253	253,393
Commonwealth Bank of Australia	86,240	9,539,260
National Australia Bank Ltd.	157,780	4,616,707
Westpac Banking Corp.	176,449	4,557,212
Total Banks		22,508,433
Capital Markets — 4.5%
ASX Ltd.	9,996	388,150
GQG Partners Inc., CDI	40,229	44,792
HUB24 Ltd.	3,969	265,045
Insignia Financial Ltd.	26,607	78,999 *
Macquarie Group Ltd.	17,640	2,564,167
Magellan Financial Group Ltd.	8,428	53,678
Netwealth Group Ltd.	6,174	120,258
Perpetual Ltd.	5,831	72,382
Total Capital Markets		3,587,471
Financial Services — 0.9%
AMP Ltd.	129,311	142,263
Challenger Ltd.	25,970	149,053
Washington H Soul Pattinson & Co. Ltd.	15,533	396,235
Total Financial Services		687,551
Insurance — 3.9%
Insurance Australia Group Ltd.	116,620	633,777
Medibank Private Ltd.	142,002	453,619
QBE Insurance Group Ltd.	78,008	1,064,499
Steadfast Group Ltd.	54,047	212,410
Suncorp Group Ltd.	55,860	750,050
Total Insurance		3,114,355

Total Financials		29,897,810
Health Care — 7.2%
Biotechnology — 4.3%
CSL Ltd.	24,941	3,276,175
Telix Pharmaceuticals Ltd.	13,867	133,903 *
Total Biotechnology		3,410,078
Health Care Equipment & Supplies — 1.0%
Ansell Ltd.	7,399	156,231
Cochlear Ltd.	3,381	625,732
Total Health Care Equipment & Supplies		781,963
Health Care Providers & Services — 1.2%
Ramsay Health Care Ltd.	9,506	199,902
Sigma Healthcare Ltd.	221,627	436,243
Sonic Healthcare Ltd.	24,157	343,256
Total Health Care Providers & Services		979,401
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Technology — 0.7%
Pro Medicus Ltd.	2,744	$560,652

Total Health Care		5,732,094
Industrials — 7.0%
Commercial Services & Supplies — 1.9%
Brambles Ltd.	70,560	1,159,738
Cleanaway Waste Management Ltd.	115,248	211,574
Downer EDI Ltd.	34,496	168,495
Total Commercial Services & Supplies		1,539,807
Construction & Engineering — 0.3%
Worley Ltd.	24,941	232,242
Ground Transportation — 0.2%
Aurizon Holdings Ltd.	89,964	190,199
Passenger Airlines — 0.4%
Qantas Airways Ltd.	38,318	277,316
Professional Services — 1.3%
ALS Ltd.	25,676	338,974
Computershare Ltd.	27,195	654,072
Total Professional Services		993,046
Trading Companies & Distributors — 0.5%
Reece Ltd.	12,201	91,293
SGH Ltd.	9,898	327,536
Total Trading Companies & Distributors		418,829
Transportation Infrastructure — 2.4%
Atlas Arteria Ltd.	52,528	170,931
Qube Holdings Ltd.	86,289	235,043
Transurban Group	159,887	1,462,318
Total Transportation Infrastructure		1,868,292

Total Industrials		5,519,731
Information Technology — 2.7%
IT Services — 0.5%
NEXTDC Ltd.	32,879	368,696 *
Software — 2.2%
Technology One Ltd.	15,141	385,934
WiseTech Global Ltd.	9,604	574,446
Xero Ltd.	7,938	828,593 *
Total Software		1,788,973

Total Information Technology		2,157,669
Materials — 18.8%
Chemicals — 0.7%
Dyno Nobel Ltd.	86,534	177,786
Orica Ltd.	24,598	344,631
Total Chemicals		522,417
Construction Materials — 0.7%
James Hardie Industries PLC, CDI	29,057	540,751 *
Containers & Packaging — 0.1%
Orora Ltd.	60,809	83,826
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — 17.3%
BHP Group Ltd.	252,987	$7,130,881
BlueScope Steel Ltd.	21,462	322,741
Deterra Royalties Ltd.	21,903	57,775
Evolution Mining Ltd.	102,165	733,298
Fortescue Ltd.	81,732	1,011,856
IGO Ltd.	34,643	118,931 *
Iluka Resources Ltd.	21,854	91,682
Lynas Rare Earths Ltd.	49,686	553,543 *
Mineral Resources Ltd.	8,624	235,138 *
Northern Star Resources Ltd.	73,794	1,160,562
Pilbara Minerals Ltd.	146,020	243,872 *
Rio Tinto Ltd.	19,061	1,541,565
Sims Ltd.	8,232	72,944
South32 Ltd.	231,427	420,256
Total Metals & Mining		13,695,044

Total Materials		14,842,038
Real Estate — 6.7%
Diversified REITs — 1.9%
Charter Hall Group	24,206	364,967
GPT Group	98,980	352,266
Mirvac Group	202,958	305,339
Stockland	120,540	488,914
Total Diversified REITs		1,511,486
Industrial REITs — 2.8%
Goodman Group	102,312	2,222,722
Office REITs — 0.3%
Dexus	54,341	258,584
Real Estate Management & Development — 0.2%
Lendlease Corp. Ltd.	35,182	128,243
Retail REITs — 1.5%
Region Group	59,486	94,224
Scentre Group	268,569	726,216
Vicinity Ltd.	197,862	330,455
Total Retail REITs		1,150,895

Total Real Estate		5,271,930
Utilities — 1.6%
Electric Utilities — 0.9%
Origin Energy Ltd.	88,396	732,305
Gas Utilities — 0.5%
APA Group	63,994	376,619
Multi-Utilities — 0.2%
AGL Energy Ltd.	30,968	181,638

Total Utilities		1,290,562
Total Investments before Short-Term Investments (Cost — $73,163,310)		78,293,386
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $374)	4.032%	374	$374 (a)(b)(c)
Total Investments — 98.9% (Cost — $73,163,684)			78,293,760
Other Assets in Excess of Liabilities — 1.1%			831,481
Total Net Assets — 100.0%			$79,125,241

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $374 and the cost was $374 (Note 6).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
CDI	—	Clearing House Electronic Subregister System Depositary Interest
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
SPI 200 Index	6	12/25	$885,120	$882,087	$(3,033)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Brazil ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 70.6%
Communication Services — 2.2%
Diversified Telecommunication Services — 1.3%
Telefonica Brasil SA	446,300	$2,855,187
Wireless Telecommunication Services — 0.9%
TIM SA	464,100	2,047,929

Total Communication Services		4,903,116
Consumer Discretionary — 2.5%
Hotels, Restaurants & Leisure — 0.5%
Smartfit Escola de Ginastica e Danca SA	249,900	1,251,952
Specialty Retail — 2.0%
Lojas Renner SA	583,100	1,656,599
Vibra Energia SA	606,900	2,802,278
Total Specialty Retail		4,458,877

Total Consumer Discretionary		5,710,829
Consumer Staples — 5.9%
Beverages — 2.5%
Ambev SA	2,522,800	5,727,231
Consumer Staples Distribution & Retail — 1.9%
Grupo Mateus SA	285,600	372,716
Raia Drogasil SA	749,700	2,593,061
Sendas Distribuidora S/A	785,400	1,402,513
Total Consumer Staples Distribution & Retail		4,368,290
Food Products — 1.1%
M Dias Branco SA	59,500	321,099
MBRF Global Foods Co. SA	476,000	1,735,768
SLC Agricola SA	95,200	293,347
Total Food Products		2,350,214
Personal Care Products — 0.4%
Natura Cosmeticos SA	511,700	898,385 *

Total Consumer Staples		13,344,120
Energy — 8.9%
Oil, Gas & Consumable Fuels — 8.9%
Brava Energia	238,000	803,530 *
Cosan SA	690,200	799,642 *
Petroleo Brasileiro SA - Petrobras	2,130,100	13,511,239
PRIO SA	452,200	3,237,673 *
Ultrapar Participacoes SA	416,500	1,718,227

Total Energy		20,070,311
Financials — 12.2%
Banks — 4.3%
Banco Bradesco SA	844,900	2,416,244
Banco do Brasil SA	987,700	4,096,909
Banco Santander Brasil SA	238,000	1,313,892
Itau Unibanco Holding SA	285,600	1,858,219
Total Banks		9,685,264
Capital Markets — 6.0%
B3 SA - Brasil Bolsa Balcao	2,998,800	7,545,497
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Brazil ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Banco BTG Pactual SA	678,300	$6,146,737
Total Capital Markets		13,692,234
Insurance — 1.9%
BB Seguridade Participacoes SA	368,900	2,303,915
Caixa Seguridade Participacoes S/A	345,100	979,140
Porto Seguro SA	107,100	1,002,715
Total Insurance		4,285,770

Total Financials		27,663,268
Health Care — 2.8%
Health Care Providers & Services — 2.5%
Hapvida Participacoes e Investimentos S/A	178,500	1,201,608 *(a)
Rede D’Or Sao Luiz SA	565,300	4,466,736 (a)
Total Health Care Providers & Services		5,668,344
Pharmaceuticals — 0.3%
Hypera SA	166,600	711,066

Total Health Care		6,379,410
Industrials — 9.4%
Aerospace & Defense — 2.7%
Embraer SA	400,800	6,042,612
Commercial Services & Supplies — 0.7%
Ambipar Participacoes e Empreendimentos S/A	499,800	799,597 *
GPS Participacoes e Empreendimentos SA	226,100	802,413 (a)
Total Commercial Services & Supplies		1,602,010
Electrical Equipment — 2.6%
WEG SA	856,800	5,886,775
Ground Transportation — 2.6%
Localiza Rent a Car SA	499,800	3,702,361
Rumo SA	702,100	2,105,424
Total Ground Transportation		5,807,785
Transportation Infrastructure — 0.8%
Motiva Infraestrutura de Mobilidade SA	690,200	1,928,472

Total Industrials		21,267,654
Information Technology — 1.2%
Software — 1.2%
TOTVS SA	309,400	2,668,408

Materials — 12.5%
Containers & Packaging — 0.7%
Klabin SA	428,400	1,451,181
Metals & Mining — 10.2%
Cia Siderurgica Nacional SA	345,100	511,926
CSN Mineracao SA	249,900	259,494
Vale SA	2,067,700	22,356,032
Total Metals & Mining		23,127,452
Paper & Forest Products — 1.6%
Suzano SA	392,700	3,679,569

Total Materials		28,258,202
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Brazil ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Real Estate — 0.8%
Real Estate Management & Development — 0.8%
Allos SA		190,400	$923,479
Multiplan Empreendimentos Imobiliarios SA		178,500	974,693

Total Real Estate			1,898,172
Utilities — 12.2%
Electric Utilities — 7.4%
Alupar Investimento SA		178,500	1,072,230
Centrais Eletricas Brasileiras SA		666,400	6,571,965
Cia Energetica de Minas Gerais		35,700	97,067
Cia Paranaense de Energia - Copel		464,100	1,052,723
CPFL Energia SA		107,100	792,357
Energisa S/A		154,700	1,477,414
Equatorial Energia SA		583,100	4,045,694
Neoenergia SA		119,000	641,305
Transmissora Alianca de Energia Eletrica S/A		130,900	901,089
Total Electric Utilities			16,651,844
Independent Power and Renewable Electricity Producers — 1.4%
Auren Energia SA		178,500	344,227
Eneva SA		535,500	1,664,152 *
Engie Brasil Energia SA		142,800	1,091,335
Total Independent Power and Renewable Electricity Producers			3,099,714
Water Utilities — 3.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP		263,100	6,529,641
Cia De Sanena Do Parana		178,500	1,241,829
Total Water Utilities			7,771,470

Total Utilities			27,523,028
Total Common Stocks (Cost — $137,329,446)			159,686,518
	Rate
Preferred Stocks — 28.1%
Energy — 6.8%
Oil, Gas & Consumable Fuels — 6.8%
Petroleo Brasileiro SA - Petrobras	0.365%	2,618,000	15,465,498 (b)

Financials — 17.5%
Banks — 17.5%
Banco Bradesco SA	1.428%	2,975,000	9,882,125 (b)
Itau Unibanco Holding SA	0.038%	3,058,300	22,436,702 (b)
Itausa SA	0.174%	3,320,100	7,150,726 (b)

Total Financials			39,469,553
Materials — 1.4%
Chemicals — 0.1%
Braskem SA, Class A Shares	—	107,100	132,126 *
Metals & Mining — 1.3%
Gerdau SA	0.722%	749,700	2,338,259 (b)
Metalurgica Gerdau SA	0.840%	357,000	638,177 (b)
Total Metals & Mining			2,976,436

Total Materials			3,108,562
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Brazil ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Utilities — 2.4%
Electric Utilities — 2.4%
Centrais Eletricas Brasileiras SA, Class B Shares	3.486%	130,900	$1,363,432 (b)
Cia Energetica de Minas Gerais	0.806%	928,200	1,943,354 (b)
Cia Paranaense de Energia - Copel, Class B Shares	3.403%	595,000	1,439,025 (b)
Isa Energia Brasil SA	0.775%	154,700	716,630 (b)

Total Utilities			5,462,441
Total Preferred Stocks (Cost — $49,301,951)			63,506,054
Total Investments before Short-Term Investments (Cost — $186,631,397)			223,192,572

Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $67,706)	4.032%	67,706	67,706 (c)(d)(e)
Total Investments — 98.7% (Cost — $186,699,103)			223,260,278
Other Assets in Excess of Liabilities — 1.3%			2,921,379
Total Net Assets — 100.0%			$226,181,657

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of September 30, 2025.
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $67,706 and the cost was $67,706 (Note 6).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Bovespa Index	110	10/25	$2,877,042	$3,039,363	$162,321
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Canada ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.6%
Communication Services — 0.6%
Diversified Telecommunication Services — 0.6%
BCE Inc.	57,334	$1,340,019
TELUS Corp.	94,830	1,493,944

Total Communication Services		2,833,963
Consumer Discretionary — 3.1%
Automobile Components — 0.5%
Magna International Inc.	49,704	2,355,528
Broadline Retail — 1.5%
Canadian Tire Corp. Ltd., Class A Shares	9,374	1,116,135
Dollarama Inc.	49,922	6,585,227
Total Broadline Retail		7,701,362
Hotels, Restaurants & Leisure — 0.8%
Restaurant Brands International Inc.	60,386	3,874,703
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear Inc.	27,032	1,562,004

Total Consumer Discretionary		15,493,597
Consumer Staples — 3.4%
Consumer Staples Distribution & Retail — 3.2%
Alimentation Couche-Tard Inc.	143,880	7,677,943
George Weston Ltd.	29,212	1,782,238
Loblaw Cos. Ltd.	105,076	4,065,144
Metro Inc.	37,060	2,489,578
Total Consumer Staples Distribution & Retail		16,014,903
Food Products — 0.2%
Saputo Inc.	45,780	1,112,091

Total Consumer Staples		17,126,994
Energy — 15.9%
Oil, Gas & Consumable Fuels — 15.9%
ARC Resources Ltd.	109,000	1,988,228
Cameco Corp.	80,878	6,789,241
Canadian Natural Resources Ltd.	386,078	12,347,615
Cenovus Energy Inc.	233,042	3,957,728
Enbridge Inc.	406,570	20,515,509
Imperial Oil Ltd.	28,994	2,629,548
Keyera Corp.	42,728	1,433,786
Pembina Pipeline Corp.	108,346	4,381,651
Suncor Energy Inc.	227,374	9,517,221
TC Energy Corp.	193,584	10,527,887
Tourmaline Oil Corp.	68,452	2,952,773
Whitecap Resources Inc.	228,028	1,740,447

Total Energy		78,781,634
Financials — 36.6%
Banks — 24.0%
Bank of Montreal	134,288	17,502,608
Bank of Nova Scotia	232,606	15,043,995
Canadian Imperial Bank of Commerce	175,054	13,991,487
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Canada ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
National Bank of Canada	73,030	$7,759,109
Royal Bank of Canada	264,216	38,950,687
Toronto-Dominion Bank	320,242	25,611,995
Total Banks		118,859,881
Capital Markets — 4.9%
Brookfield Asset Management Ltd., Class A Shares	71,286	4,057,677
Brookfield Corp.	263,126	18,058,000
TMX Group Ltd.	51,448	1,968,587
Total Capital Markets		24,084,264
Insurance — 7.7%
Fairfax Financial Holdings Ltd.	4,098	7,171,058
Great-West Lifeco Inc.	50,794	2,061,841
iA Financial Corp. Inc.	17,440	1,983,277
Intact Financial Corp.	33,136	6,448,350
Manulife Financial Corp.	318,062	9,911,721
Power Corp. of Canada	100,498	4,349,568
Sun Life Financial Inc.	105,076	6,311,055
Total Insurance		38,236,870

Total Financials		181,181,015
Industrials — 11.7%
Aerospace & Defense — 0.8%
Bombardier Inc., Class A Shares	218	30,364 *
Bombardier Inc., Class B Shares	16,132	2,261,193 *
CAE Inc.	59,514	1,762,665 *
Total Aerospace & Defense		4,054,222
Commercial Services & Supplies — 3.3%
Element Fleet Management Corp.	74,992	1,942,440
GFL Environmental Inc.	49,922	2,366,577
RB Global Inc.	34,444	3,731,557
Waste Connections Inc.	47,742	8,394,824
Total Commercial Services & Supplies		16,435,398
Construction & Engineering — 1.9%
AtkinsRealis Group Inc.	30,956	2,234,599
Stantec Inc.	21,146	2,281,014
WSP Global Inc.	24,198	4,756,470
Total Construction & Engineering		9,272,083
Ground Transportation — 4.9%
Canadian National Railway Co.	104,204	9,828,758
Canadian Pacific Kansas City Ltd.	174,182	12,975,395
TFI International Inc.	14,606	1,285,714
Total Ground Transportation		24,089,867
Professional Services — 0.8%
Thomson Reuters Corp.	25,506	3,961,367

Total Industrials		57,812,937
Information Technology — 11.2%
Electronic Equipment, Instruments & Components — 1.1%
Celestica Inc.	21,364	5,258,394 *
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Canada ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — 7.4%
CGI Inc.	37,060	$3,301,680
Shopify Inc., Class A Shares	225,194	33,463,498 *
Total IT Services		36,765,178
Software — 2.7%
Constellation Software Inc.	3,686	10,008,362
Descartes Systems Group Inc.	15,914	1,498,757 *
Open Text Corp.	47,306	1,768,620
Total Software		13,275,739

Total Information Technology		55,299,311
Materials — 14.5%
Chemicals — 1.1%
Nutrien Ltd.	90,906	5,339,764
Metals & Mining — 13.4%
Agnico Eagle Mines Ltd.	92,868	15,644,861
Alamos Gold Inc., Class A Shares	77,826	2,713,339
Barrick Mining Corp.	320,024	10,513,366
First Quantum Minerals Ltd.	126,876	2,870,531 *
Franco-Nevada Corp.	35,752	7,959,535
Ivanhoe Mines Ltd., Class A Shares	139,084	1,475,406 *
Kinross Gold Corp.	228,900	5,682,195
Lundin Gold Inc.	18,312	1,186,713
Lundin Mining Corp.	127,530	1,902,776
Pan American Silver Corp.	77,390	2,999,599
Teck Resources Ltd., Class B Shares	89,598	3,931,262
Wheaton Precious Metals Corp.	84,584	9,467,523
Total Metals & Mining		66,347,106

Total Materials		71,686,870
Real Estate — 0.3%
Real Estate Management & Development — 0.3%
FirstService Corp.	7,630	1,454,054

Utilities — 2.3%
Electric Utilities — 1.9%
Emera Inc.	55,590	2,667,633
Fortis Inc.	93,086	4,722,539
Hydro One Ltd.	59,296	2,115,888 (a)
Total Electric Utilities		9,506,060
Gas Utilities — 0.4%
AltaGas Ltd.	55,154	1,699,729

Total Utilities		11,205,789
Total Common Stocks (Cost — $393,214,888)		492,876,164
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Canada ETF
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Information Technology — 0.0%††
Software — 0.0%††
Constellation Software Inc. (Cost — $0)		3/31/40	3,981	$0 *(b)(c)(d)
Total Investments before Short-Term Investments (Cost — $393,214,888)				492,876,164
	Rate		Shares
Short-Term Investments — 0.2%
Money Market Funds — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $449,038)	4.032%		449,038	449,038 (e)(f)(g)
		Maturity Date	Face Amount
Time Deposits — 0.1%
Royal Bank of Canada (Cost — $287,294)	2.350%	10/1/25	$400,000	287,480

Total Short-Term Investments (Cost — $736,332)				736,518
Total Investments — 99.8% (Cost — $393,951,220)				493,612,682
Other Assets in Excess of Liabilities — 0.2%				1,024,932
Total Net Assets — 100.0%				$494,637,614

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $449,038 and the cost was $449,038 (Note 6).

(g)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P/TSX 60 Index	5	12/25	$1,253,003	$1,274,113	$21,110
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 21.2%
Diversified Telecommunication Services — 0.2%
China Tower Corp. Ltd., Class H Shares	336,000	$495,769 (a)
Entertainment — 2.6%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A Shares	14,400	43,862
Beijing Enlight Media Co. Ltd., Class A Shares	19,200	52,179
Beijing Jetsen Technology Co. Ltd., Class A Shares	14,400	12,223
China Ruyi Holdings Ltd.	768,000	293,167 *(b)
Damai Entertainment Holdings Ltd.	960,000	132,024 *
Giant Network Group Co. Ltd., Class A Shares	14,400	91,280
iQIYI Inc., ADR	37,200	95,232 *(b)(c)
Kingnet Network Co. Ltd., Class A Shares	14,400	56,732
Kingsoft Corp. Ltd.	76,800	341,733
Mango Excellent Media Co. Ltd., Class A Shares	9,600	48,166
NetEase Cloud Music Inc.	7,200	240,420 *(a)(b)
NetEase Inc.	134,400	4,090,525 (b)
Ourpalm Co. Ltd., Class A Shares	14,400	10,748 *
Perfect World Co. Ltd., Class A Shares	9,600	25,807
Talkweb Information System Co. Ltd., Class A Shares	4,800	24,339 *
Tencent Music Entertainment Group, ADR	36,672	855,925 (b)
Wanda Film Holding Co. Ltd., Class A Shares	14,400	24,871 *
Zhejiang Daily Digital Culture Group Co. Ltd., Class A Shares	9,600	19,517
Zhejiang Huace Film & Television Co. Ltd., Class A Shares	14,400	18,769
Total Entertainment		6,477,519
Interactive Media & Services — 18.2%
Autohome Inc., ADR	4,656	132,929 (b)
Baidu Inc., Class A Shares	163,200	2,793,974 *(b)
Bilibili Inc., Class Z Shares	21,120	609,680 *(b)
JOYY Inc., ADR	2,016	118,158 (b)
Kuaishou Technology	206,400	2,244,286 (a)(b)
Kunlun Tech Co. Ltd., Class A Shares	9,600	65,446 *
Meitu Inc.	240,000	285,949 (a)(b)
Tencent Holdings Ltd.	458,932	39,107,490 (b)
Weibo Corp., Class A Shares	6,720	86,803 (b)
Total Interactive Media & Services		45,444,715
Media — 0.2%
Bluefocus Intelligent Communications Group Co. Ltd., Class A Shares	19,200	18,318 *
China Literature Ltd.	28,800	146,140 *(a)(b)
China South Publishing & Media Group Co. Ltd., Class A Shares	9,600	16,540
Chinese Universe Publishing and Media Group Co. Ltd., Class A Shares	9,600	13,685
Focus Media Information Technology Co. Ltd., Class A Shares	81,600	92,277
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A Shares	14,400	21,254
Leo Group Co. Ltd., Class A Shares	52,800	41,781
Oriental Pearl Group Co. Ltd., Class A Shares	19,200	27,774
People.cn Co. Ltd., Class A Shares	9,600	26,709
Total Media		404,478
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.0%††
China United Network Communications Ltd., Class A Shares	163,200	$125,936

Total Communication Services		52,948,417
Consumer Discretionary — 28.8%
Automobile Components — 0.6%
Anhui Zhongding Sealing Parts Co. Ltd., Class A Shares	9,600	33,484
Bethel Automotive Safety Systems Co. Ltd., Class A Shares	4,840	36,595
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A Shares	1,400	26,494
Fuyao Glass Industry Group Co. Ltd., Class A Shares	9,600	98,877
Fuyao Glass Industry Group Co. Ltd., Class H Shares	44,600	448,843 (a)
Huayu Automotive Systems Co. Ltd., Class A Shares	19,200	55,224
Huizhou Desay Sv Automotive Co. Ltd., Class A Shares	2,700	57,289
Minth Group Ltd.	53,080	230,729
Ningbo Joyson Electronic Corp., Class A Shares	9,600	46,900
Ningbo Tuopu Group Co. Ltd., Class A Shares	9,600	109,087
Sailun Group Co. Ltd., Class A Shares	19,200	38,737
Shandong Linglong Tyre Co. Ltd., Class A Shares	9,600	20,662
Shenzhen Kedali Industry Co. Ltd., Class A Shares	1,800	49,423
Wanxiang Qianchao Co. Ltd., Class A Shares	24,000	42,630
Weifu High-Technology Group Co. Ltd., Class A Shares	4,800	15,516
Weifu High-Technology Group Co. Ltd., Class B Shares	14,400	26,392
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A Shares	14,400	36,468
Total Automobile Components		1,373,350
Automobiles — 4.4%
AIMA Technology Group Co. Ltd., Class A Shares	4,800	23,382
Anhui Jianghuai Automobile Group Corp. Ltd., Class A Shares	14,400	108,898 *
BAIC BluePark New Energy Technology Co. Ltd., Class A Shares	38,400	43,532 *
BAIC Motor Corp. Ltd., Class H Shares	192,000	52,316 *(a)
Brilliance China Automotive Holdings Ltd.	192,000	101,671
BYD Co. Ltd., Class A Shares	28,800	441,290
BYD Co. Ltd., Class H Shares	273,166	3,869,068
Chongqing Changan Automobile Co. Ltd., Class A Shares	48,000	82,364 *
Chongqing Changan Automobile Co. Ltd., Class B Shares	124,800	70,096 *
Chongqing Qianli Technology Co. Ltd., Class A Shares	24,000	41,855 *
Dongfeng Motor Group Co. Ltd., Class H Shares	162,000	187,394 *
Geely Automobile Holdings Ltd.	432,000	1,085,497
Great Wall Motor Co. Ltd., Class A Shares	19,200	66,268
Great Wall Motor Co. Ltd., Class H Shares	168,000	362,758
Guangzhou Automobile Group Co. Ltd., Class A Shares	28,800	30,791
Guangzhou Automobile Group Co. Ltd., Class H Shares	192,000	83,903
Li Auto Inc., Class A Shares	88,762	1,156,813 *(b)
NIO Inc., Class A Shares	129,120	952,584 *(b)
SAIC Motor Corp. Ltd., Class A Shares	48,000	115,296
Seres Group Co. Ltd., Class A Shares	9,600	231,090
XPeng Inc., Class A Shares	105,600	1,264,285 *(b)
Yadea Group Holdings Ltd.	96,000	171,138 (a)
ZEEKR Intelligent Technology Holding Ltd., ADR	4,080	124,358 *
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobiles — continued
Zhejiang Leapmotor Technology Co. Ltd., Class H Shares	48,000	$409,336 *(a)
Total Automobiles		11,075,983
Broadline Retail — 16.6%
Alibaba Group Holding Ltd.	1,324,800	30,138,502 (b)
CCOOP Group Co. Ltd., Class A Shares	105,600	38,077 *
JD.com Inc., Class A Shares	187,200	3,332,373 (b)
MINISO Group Holding Ltd.	28,800	164,870
PDD Holdings Inc., ADR	56,300	7,441,171 *(b)
Vipshop Holdings Ltd., ADR	16,800	329,952 (b)
Total Broadline Retail		41,444,945
Distributors — 0.0%††
Wuchan Zhongda Group Co. Ltd., Class A Shares	38,400	32,380
Zhejiang China Commodities City Group Co. Ltd., Class A Shares	28,800	74,956
Total Distributors		107,336
Diversified Consumer Services — 0.4%
New Oriental Education & Technology Group Inc.	115,200	625,720 *(b)
Offcn Education Technology Co. Ltd., Class A Shares	33,600	13,011 *
TAL Education Group, ADR	30,048	336,538 *(b)
Total Diversified Consumer Services		975,269
Hotels, Restaurants & Leisure — 4.5%
BTG Hotels Group Co. Ltd., Class A Shares	4,800	9,886
H World Group Ltd.	144,000	573,379 (b)
Haidilao International Holding Ltd.	118,000	203,532 (a)(b)
Meituan, Class B Shares	393,600	5,286,515 *(a)(b)
Shanghai Jinjiang International Hotels Co. Ltd., Class A Shares	4,800	15,523
Shanghai Jinjiang International Hotels Co. Ltd., Class B Shares	14,400	19,339
Songcheng Performance Development Co. Ltd., Class A Shares	14,400	17,699
Tongcheng Travel Holdings Ltd.	96,000	283,790 (b)
TravelSky Technology Ltd., Class H Shares	69,000	94,183
Trip.com Group Ltd.	46,200	3,539,047 (b)
Yum China Holdings Inc.	26,400	1,157,061
Total Hotels, Restaurants & Leisure		11,199,954
Household Durables — 0.7%
Beijing Roborock Technology Co. Ltd., Class A Shares	1,316	38,734
Ecovacs Robotics Co. Ltd., Class A Shares	4,800	72,397
Gree Electric Appliances Inc. of Zhuhai, Class A Shares	24,000	133,749
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A Shares	4,800	10,587
Haier Smart Home Co. Ltd., Class A Shares	33,600	119,411
Haier Smart Home Co. Ltd., Class H Shares	172,800	562,793
Hangzhou GreatStar Industrial Co. Ltd.	9,600	41,444
Hangzhou Robam Appliances Co. Ltd., Class A Shares	4,800	12,849
Hisense Home Appliances Group Co. Ltd., Class H Shares	26,000	81,137
Hisense Visual Technology Co. Ltd., Class A Shares	9,600	32,487
Jason Furniture Hangzhou Co. Ltd., Class A Shares	4,800	20,318
Midea Group Co. Ltd., Class H Shares	48,000	507,429
Shenzhen MTC Co. Ltd., Class A Shares	33,600	31,208
Sichuan Changhong Electric Co. Ltd., Class A Shares	28,800	42,306
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
Zhejiang Supor Co. Ltd., Class A Shares	4,800	$32,158
Total Household Durables		1,739,007
Specialty Retail — 0.8%
China Tourism Group Duty Free Corp. Ltd., Class A Shares	9,600	96,399
China Tourism Group Duty Free Corp. Ltd., Class H Shares	9,600	81,374 (a)
HLA Group Corp. Ltd., Class A Shares	33,600	30,501
Pop Mart International Group Ltd.	49,400	1,693,990 (a)(b)
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A Shares	24,000	19,396
Topsports International Holdings Ltd.	192,000	77,980 (a)
Zhongsheng Group Holdings Ltd.	48,000	89,949
Total Specialty Retail		2,089,589
Textiles, Apparel & Luxury Goods — 0.8%
ANTA Sports Products Ltd.	91,600	1,100,792
Bosideng International Holdings Ltd.	384,000	229,006
Lao Feng Xiang Co. Ltd., Class B Shares	19,200	70,522
Laopu Gold Co. Ltd., Class H Shares	1,700	155,570
Li Ning Co. Ltd.	168,000	380,896
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A Shares	9,600	30,750 *
Xtep International Holdings Ltd.	96,000	72,058
Total Textiles, Apparel & Luxury Goods		2,039,594

Total Consumer Discretionary		72,045,027
Consumer Staples — 3.5%
Beverages — 1.8%
Anhui Gujing Distillery Co. Ltd., Class A Shares	2,200	49,566
Anhui Gujing Distillery Co. Ltd., Class B Shares	9,600	133,258
Beijing Shunxin Agriculture Co. Ltd., Class A Shares	4,800	10,486
Beijing Yanjing Brewery Co. Ltd., Class A Shares	19,200	32,676
China Resources Beer Holdings Co. Ltd.	118,783	418,925
Chongqing Brewery Co. Ltd., Class A Shares	4,800	36,091
Eastroc Beverage Group Co. Ltd., Class A Shares	2,610	111,249
Guangzhou Zhujiang Brewery Co. Ltd., Class A Shares	9,600	13,483
Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	6,400	35,289
Jiangsu Yanghe Distillery Co. Ltd., Class A Shares	9,600	91,509
Kweichow Moutai Co. Ltd., Class A Shares	6,550	1,327,011
Luzhou Laojiao Co. Ltd., Class A Shares	7,600	140,667
Nongfu Spring Co. Ltd., Class H Shares	134,400	931,078 (a)
Shanghai Bairun Investment Holding Group Co. Ltd., Class A Shares	4,800	17,362
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A Shares	6,420	174,754
Sichuan Swellfun Co. Ltd., Class A Shares	4,800	29,168
Tsingtao Brewery Co. Ltd., Class A Shares	4,800	44,394
Tsingtao Brewery Co. Ltd., Class H Shares	46,493	316,710
Wuliangye Yibin Co. Ltd., Class A Shares	20,900	356,221
Yantai Changyu Pioneer Wine Co. Ltd., Class B Shares	19,200	21,469
ZJLD Group Inc.	48,000	55,524 (a)
Total Beverages		4,346,890
Consumer Staples Distribution & Retail — 0.5%
Alibaba Health Information Technology Ltd.	384,000	328,703 *
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — continued
East Buy Holding Ltd.	24,000	$80,140 *(a)(b)
JD Health International Inc.	76,800	656,418 *(b)
Ping An Healthcare and Technology Co. Ltd.	67,200	158,145 (a)(b)
Shenzhen Agricultural Power Group Co. Ltd., Class A Shares	9,600	10,802
Sun Art Retail Group Ltd.	144,000	34,610
Yifeng Pharmacy Chain Co. Ltd., Class A Shares	4,800	16,601
Yonghui Superstores Co. Ltd., Class A Shares	48,000	31,518 *
Total Consumer Staples Distribution & Retail		1,316,937
Food Products — 0.8%
Angel Yeast Co. Ltd., Class A Shares	4,800	26,635
Beijing Dabeinong Technology Group Co. Ltd., Class A Shares	24,000	13,739
Bright Dairy & Food Co. Ltd., Class A Shares	9,600	11,301
China Feihe Ltd.	288,000	148,064 (a)
China Mengniu Dairy Co. Ltd.	222,000	427,999
Chongqing Fuling Zhacai Group Co. Ltd., Class A Shares	4,800	8,627
Foshan Haitian Flavouring & Food Co. Ltd., Class A Shares	24,073	131,589
Fujian Sunner Development Co. Ltd., Class A Shares	9,600	24,285
Guangdong Haid Group Co. Ltd., Class A Shares	9,600	85,893
Heilongjiang Agriculture Co. Ltd., Class A Shares	9,600	19,355
Henan Shuanghui Investment & Development Co. Ltd., Class A Shares	19,200	66,645
Inner Mongolia Yili Industrial Group Co. Ltd., Class A Shares	33,600	128,603
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A Shares	4,800	12,365
Muyuan Foods Co. Ltd., Class A Shares	28,800	214,160
New Hope Liuhe Co. Ltd., Class A Shares	28,800	39,599
Shandong Denghai Seeds Co. Ltd., Class A Shares	4,800	6,196
Tingyi Cayman Islands Holding Corp.	141,000	188,836
Uni-President China Holdings Ltd.	96,000	101,424
Want Want China Holdings Ltd.	288,000	195,815
Wens Foodstuff Group Co. Ltd., Class A Shares	33,600	87,731
Yihai International Holding Ltd.	39,700	64,190
Yihai Kerry Arawana Holdings Co. Ltd., Class A Shares	9,600	42,495
Yuan Longping High-tech Agriculture Co. Ltd., Class A Shares	9,600	13,038
Total Food Products		2,058,584
Household Products — 0.0%††
Blue Moon Group Holdings Ltd.	120,000	50,434 (a)
C&S Paper Co. Ltd., Class A Shares	9,600	11,099
Total Household Products		61,533
Personal Care Products — 0.2%
By-health Co. Ltd., Class A Shares	9,600	15,530
Giant Biogene Holding Co. Ltd	38,400	278,855 (a)
Hengan International Group Co. Ltd.	46,050	150,335
Mao Geping Cosmetics Co. LTD, Class H Shares	4,800	63,976
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A Shares	4,800	30,359
Total Personal Care Products		539,055
Tobacco — 0.2%
RLX Technology Inc., ADR	48,768	128,260 (b)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — continued
Smoore International Holdings Ltd.	144,000	$326,297 (a)
Total Tobacco		454,557

Total Consumer Staples		8,777,556
Energy — 2.3%
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class A Shares	9,600	18,129
China Oilfield Services Ltd., Class H Shares	132,000	113,331
CNOOC Energy Technology & Services Ltd., Class A Shares	43,200	23,275
Offshore Oil Engineering Co. Ltd., Class A Shares	24,000	17,847
Sinopec Oilfield Service Corp., Class H Shares	192,000	19,248 *
Yantai Jereh Oilfield Services Group Co. Ltd., Class A Shares	9,600	75,023
Total Energy Equipment & Services		266,853
Oil, Gas & Consumable Fuels — 2.2%
China Coal Energy Co. Ltd., Class A Shares	28,800	45,903
China Coal Energy Co. Ltd., Class H Shares	164,000	195,820
China Merchants Energy Shipping Co. Ltd., Class A Shares	48,000	59,803
China Petroleum & Chemical Corp., Class A Shares	168,000	124,691
China Petroleum & Chemical Corp., Class H Shares	1,728,000	899,491
China Shenhua Energy Co. Ltd., Class A Shares	38,400	207,425
China Shenhua Energy Co. Ltd., Class H Shares	254,866	1,218,577
China Suntien Green Energy Corp. Ltd., Class H Shares	144,000	78,659
COSCO Shipping Energy Transportation Co. Ltd., Class A Shares	19,200	32,649
COSCO Shipping Energy Transportation Co. Ltd., Class H Shares	96,000	111,295
Guanghui Energy Co. Ltd., Class A Shares	38,400	27,154
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A Shares	14,400	45,600
Inner Mongolia Yitai Coal Co. Ltd., Class B Shares	67,200	128,755
Jizhong Energy Resources Co. Ltd., Class A Shares	19,200	15,867
Oriental Energy Co. Ltd., Class A Shares	9,600	11,597 *
PetroChina Co. Ltd., Class A Shares	144,000	162,842
PetroChina Co. Ltd., Class H Shares	1,536,000	1,397,728
Pingdingshan Tianan Coal Mining Co. Ltd., Class A Shares	14,400	15,920
Shaanxi Coal Industry Co. Ltd., Class A Shares	52,800	148,161
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A Shares	19,200	19,853
Shanxi Coking Coal Energy Group Co. Ltd., Class A Shares	33,600	32,764
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A Shares	19,200	38,360
Yankuang Energy Group Co. Ltd., Class A Shares	28,800	53,782
Yankuang Energy Group Co. Ltd., Class H Shares	234,650	307,020
Total Oil, Gas & Consumable Fuels		5,379,716

Total Energy		5,646,569
Financials — 15.6%
Banks — 9.4%
Agricultural Bank of China Ltd., Class A Shares	446,400	417,752
Agricultural Bank of China Ltd., Class H Shares	2,256,000	1,522,287
Bank of Beijing Co. Ltd., Class A Shares	110,400	85,347
Bank of Changsha Co. Ltd., Class A Shares	24,000	29,733
Bank of Chengdu Co. Ltd., Class A Shares	24,000	58,086
Bank of China Ltd., Class A Shares	254,400	184,891
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Bank of China Ltd., Class H Shares	5,088,000	$2,785,831
Bank of Communications Co. Ltd., Class A Shares	278,400	262,487
Bank of Communications Co. Ltd., Class H Shares	528,000	443,144
Bank of Guiyang Co. Ltd., Class A Shares	24,000	19,396
Bank of Hangzhou Co. Ltd., Class A Shares	33,600	71,986
Bank of Jiangsu Co. Ltd., Class A Shares	96,000	135,095
Bank of Nanjing Co. Ltd., Class A Shares	62,400	95,691
Bank of Ningbo Co. Ltd., Class A Shares	33,600	124,596
Bank of Qingdao Co. Ltd., Class A Shares	19,200	12,823
Bank of Shanghai Co. Ltd., Class A Shares	76,800	96,547
Bank of Zhengzhou Co. Ltd., Class A Shares	38,400	10,668
China Bohai Bank Co. Ltd., Class H Shares	192,000	25,418 *(a)
China CITIC Bank Corp. Ltd., Class A Shares	72,000	72,733
China CITIC Bank Corp. Ltd., Class H Shares	672,000	577,821
China Construction Bank Corp., Class A Shares	110,400	133,365
China Construction Bank Corp., Class H Shares	7,152,000	6,875,862
China Everbright Bank Co. Ltd., Class A Shares	244,800	115,404
China Everbright Bank Co. Ltd., Class H Shares	240,000	99,943
China Merchants Bank Co. Ltd., Class A Shares	110,400	625,931
China Merchants Bank Co. Ltd., Class H Shares	280,500	1,685,798
China Minsheng Banking Corp. Ltd., Class A Shares	187,200	104,534
China Minsheng Banking Corp. Ltd., Class H Shares	480,000	253,560
China Zheshang Bank Co. Ltd., Class A Shares	115,200	48,166
China Zheshang Bank Co. Ltd., Class H Shares	192,000	63,668
Chongqing Rural Commercial Bank Co. Ltd., Class A Shares	48,000	44,381
Chongqing Rural Commercial Bank Co. Ltd., Class H Shares	144,000	111,233
CNPC Capital Co. Ltd., Class A Shares	43,200	63,642
Huaxia Bank Co. Ltd., Class A Shares	76,800	70,902
Industrial & Commercial Bank of China Ltd., Class A Shares	393,600	403,132
Industrial & Commercial Bank of China Ltd., Class H Shares	5,904,000	4,355,683
Industrial Bank Co. Ltd., Class A Shares	110,400	307,467
Ping An Bank Co. Ltd., Class A Shares	100,800	160,377
Postal Savings Bank of China Co. Ltd., Class A Shares	153,600	123,916
Postal Savings Bank of China Co. Ltd., Class H Shares	720,000	505,270 (a)
Shanghai Pudong Development Bank Co. Ltd., Class A Shares	153,600	256,452
Shanghai Rural Commercial Bank Co. Ltd., Class A Shares	52,800	60,598
Total Banks		23,501,616
Capital Markets — 2.4%
Beijing Compass Technology Development Co. Ltd., Class A Shares	4,800	112,555 *
BOC International China Co. Ltd., Class A Shares	14,400	29,013
Caida Securities Co. Ltd., Class A Shares	19,200	19,476
Caitong Securities Co. Ltd., Class A Shares	28,800	34,023
Central China Securities Co. Ltd., Class A Shares	19,200	12,338
Central China Securities Co. Ltd., Class H Shares	48,000	17,027
Changjiang Securities Co. Ltd., Class A Shares	33,600	39,128
China Cinda Asset Management Co. Ltd., Class H Shares	864,000	151,026
China CITIC Financial Asset Management Co. Ltd., Class H Shares	1,392,000	186,068 *(a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
China Everbright Ltd.	96,000	$150,902
China Galaxy Securities Co. Ltd., Class A Shares	38,400	95,739
China Galaxy Securities Co. Ltd., Class H Shares	264,000	401,748
China Great Wall Securities Co. Ltd., Class A Shares	19,200	31,275
China International Capital Corp. Ltd., Class A Shares	14,400	74,532
China International Capital Corp. Ltd., Class H Shares	115,200	316,858 (a)
China Merchants Securities Co. Ltd., Class A Shares	38,400	92,183
China Merchants Securities Co. Ltd., Class H Shares	38,400	85,482 (a)
Chinalin Securities Co. Ltd., Class A Shares	4,800	11,294
CITIC Securities Co. Ltd., Class A Shares	67,200	281,909
CITIC Securities Co. Ltd., Class H Shares	120,000	475,040
CSC Financial Co. Ltd., Class A Shares	24,000	90,311
CSC Financial Co. Ltd., Class H Shares	72,000	130,852 (a)
Dongxing Securities Co. Ltd., Class A Shares	19,200	31,221
East Money Information Co. Ltd., Class A Shares	81,600	310,491
Everbright Securities Co. Ltd., Class A Shares	24,000	63,372
Everbright Securities Co. Ltd., Class H Shares	19,200	27,959 (a)
First Capital Securities Co. Ltd., Class A Shares	28,800	31,639
Founder Securities Co. Ltd., Class A Shares	43,200	49,337
GF Securities Co. Ltd., Class A Shares	33,600	105,032
GF Securities Co. Ltd., Class H Shares	67,200	175,333
Guangdong Golden Dragon Development Inc., Class A Shares	4,800	9,516 *
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A Shares	19,200	21,093
Guolian Minsheng Securities Co. Ltd., Class A Shares	19,200	30,090
Guosen Securities Co. Ltd., Class A Shares	33,600	63,783
Guosheng Securities Inc., Class A Shares	14,400	49,176 *
Guotai Haitong Securities Co. Ltd., Class A Shares	74,058	196,071
Guotai Haitong Securities Co. Ltd., Class H Shares	211,200	435,951 (a)
Guoyuan Securities Co. Ltd., Class A Shares	24,000	30,743
Hithink RoyalFlush Information Network Co. Ltd., Class A Shares	2,900	151,266
Huatai Securities Co. Ltd., Class A Shares	38,400	117,289
Huatai Securities Co. Ltd., Class H Shares	96,000	253,930 (a)
Huaxi Securities Co. Ltd., Class A Shares	14,400	20,749
Industrial Securities Co. Ltd., Class A Shares	48,000	44,044
J-Yuan Trust Co. Ltd., Class A Shares	57,600	25,053 *
Minmetals Capital Co. Ltd., Class A Shares	24,000	19,968
Northeast Securities Co. Ltd., Class A Shares	14,400	17,517
Orient Securities Co. Ltd., Class A Shares	38,400	61,635
Orient Securities Co. Ltd., Class H Shares	76,800	79,560 (a)
Pacific Securities Co. Ltd., Class A Shares	33,600	21,591 *
SDIC Capital Co. Ltd., Class A Shares	33,600	37,195
Sealand Securities Co. Ltd., Class A Shares	38,400	24,514
Shaanxi International Trust Co. Ltd., Class A Shares	33,600	16,877
Shanxi Securities Co. Ltd., Class A Shares	24,000	21,786
Shenwan Hongyuan Group Co. Ltd., Class A Shares	120,000	89,738
Shenwan Hongyuan Group Co. Ltd., Class H Shares	115,200	53,155 (a)
Sinolink Securities Co. Ltd., Class A Shares	24,000	34,447
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
SooChow Securities Co. Ltd., Class A Shares	28,800	$39,599
Southwest Securities Co. Ltd., Class A Shares	43,200	28,790
SPIC Industry-Finance Holdings Co. Ltd., Class A Shares	33,600	30,831
Tianfeng Securities Co. Ltd., Class A Shares	52,800	39,337 *
Western Securities Co. Ltd., Class A Shares	28,800	34,670
Xiangcai Co. Ltd., Class A Shares	14,400	26,629 *
Yangzijiang Financial Holding Ltd.	163,200	151,908
Zheshang Securities Co. Ltd., Class A Shares	24,000	38,825
Zhongtai Securities Co. Ltd., Class A Shares	38,400	37,444
Total Capital Markets		5,987,933
Consumer Finance — 0.1%
Lufax Holding Ltd., ADR	23,088	93,737 *(b)
Qfin Holdings Inc., ADR	8,016	230,701 (b)
Total Consumer Finance		324,438
Financial Services — 0.1%
Far East Horizon Ltd.	192,000	169,534
Lakala Payment Co. Ltd., Class A Shares	4,800	16,392
Total Financial Services		185,926
Insurance — 3.6%
China Life Insurance Co. Ltd., Class H Shares	552,000	1,567,940
China Pacific Insurance Group Co. Ltd., Class A Shares	38,400	189,215
China Pacific Insurance Group Co. Ltd., Class H Shares	192,000	764,506
China Reinsurance Group Corp., Class H Shares	480,000	95,625
China Taiping Insurance Holdings Co. Ltd.	105,600	206,574
New China Life Insurance Co. Ltd., Class A Shares	14,400	123,566
New China Life Insurance Co. Ltd., Class H Shares	72,000	427,166
People’s Insurance Co. Group of China Ltd., Class A Shares	57,600	62,955
People’s Insurance Co. Group of China Ltd., Class H Shares	624,000	546,172
PICC Property & Casualty Co. Ltd., Class H Shares	512,000	1,155,560
Ping An Insurance Group Co. of China Ltd., Class A Shares	57,600	445,371
Ping An Insurance Group Co. of China Ltd., Class H Shares	480,000	3,272,839
Sunshine Insurance Group Co. Ltd., Class H Shares	168,000	82,916
ZhongAn Online P&C Insurance Co. Ltd., Class H Shares	72,000	162,778 *(a)
Total Insurance		9,103,183

Total Financials		39,103,096
Health Care — 5.5%
Biotechnology — 2.2%
3SBio Inc.	129,500	499,332 (a)
Akeso Inc.	50,000	907,408 *(a)
Anhui Anke Biotechnology Group Co. Ltd., Class A Shares	9,600	13,577
Beijing Tiantan Biological Products Corp. Ltd., Class A Shares	9,600	25,699
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A Shares	4,821	38,251 *
BeOne Medicines Ltd., Class H Shares	57,600	1,519,140 *
CanSino Biologics Inc., Class H Shares	6,800	43,263 *(a)
Chongqing Zhifei Biological Products Co. Ltd., Class A Shares	14,400	41,943
Daan Gene Co. Ltd., Class A Shares	9,600	8,566 *
Gan & Lee Pharmaceuticals Co. Ltd., Class A Shares	4,800	51,115
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Hualan Biological Engineering Inc., Class A Shares	9,600	$21,443
Imeik Technology Development Co. Ltd., Class A Shares	1,520	38,718
Innovent Biologics Inc.	118,000	1,462,033 *(a)
Remegen Co. Ltd., Class H Shares	13,500	203,357 *(a)
Shanghai Junshi Biosciences Co. Ltd., Class A Shares	3,984	23,175 *
Shanghai Junshi Biosciences Co. Ltd., Class H Shares	9,600	37,584 *(a)
Shanghai RAAS Blood Products Co. Ltd., Class A Shares	48,000	45,054
Shenzhen Kangtai Biological Products Co. Ltd., Class A Shares	4,800	11,307
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H Shares	3,900	257,647 *
Walvax Biotechnology Co. Ltd., Class A Shares	9,600	15,638
Yili Chuanning Biotechnology Co. Ltd., Class A Shares	14,400	21,780
Zai Lab Ltd.	76,800	263,357 *
Total Biotechnology		5,549,387
Health Care Equipment & Supplies — 0.3%
Angelalign Technology Inc.	4,400	35,628 (a)
APT Medical Inc., Class A Shares	725	32,218
Intco Medical Technology Co. Ltd., Class A Shares	4,800	24,743
Jafron Biomedical Co. Ltd., Class A Shares	4,800	14,957
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A Shares	9,600	52,543
Lepu Medical Technology Beijing Co. Ltd., Class A Shares	14,400	35,397
Microport Scientific Corp.	72,000	127,613 *
Ovctek China Inc., Class A Shares	4,800	11,550
Shandong Pharmaceutical Glass Co. Ltd., Class A Shares	4,800	14,452
Shandong Weigao Group Medical Polymer Co. Ltd., Class H Shares	172,800	129,038
Shanghai United Imaging Healthcare Co. Ltd., Class A Shares	4,400	93,650
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A Shares	6,300	217,169
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A Shares	4,800	45,997
Total Health Care Equipment & Supplies		834,955
Health Care Providers & Services — 0.3%
Aier Eye Hospital Group Co. Ltd., Class A Shares	52,800	91,415
China Meheco Group Co. Ltd., Class A Shares	9,600	15,018
China National Accord Medicines Corp. Ltd., Class B Shares	4,800	8,353
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A Shares	9,600	34,414
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H Shares	16,200	37,916
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A Shares	4,800	19,975
Huadong Medicine Co. Ltd., Class A Shares	9,600	55,964
Hygeia Healthcare Holdings Co. Ltd.	28,800	52,970 *(a)(b)
Jinxin Fertility Group Ltd.	168,000	61,755 *(a)(b)
Jointown Pharmaceutical Group Co. Ltd., Class A Shares	33,600	22,864
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A Shares	24,000	16,735
Shanghai Pharmaceuticals Holding Co. Ltd., Class A Shares	19,200	48,354
Shanghai Pharmaceuticals Holding Co. Ltd., Class H Shares	48,000	75,760
Sinopharm Group Co. Ltd., Class H Shares	96,000	226,292
Topchoice Medical Corp., Class A Shares	4,800	29,659
Total Health Care Providers & Services		797,444
Health Care Technology — 0.0%††
Winning Health Technology Group Co. Ltd., Class A Shares	14,400	18,587
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Life Sciences Tools & Services — 1.1%
Genscript Biotech Corp.	96,000	$206,303 *
Hangzhou Tigermed Consulting Co. Ltd., Class A Shares	4,800	39,061
Hangzhou Tigermed Consulting Co. Ltd., Class H Shares	9,600	56,462 (a)
Joinn Laboratories China Co. Ltd., Class H Shares	9,600	28,428 (a)
Pharmaron Beijing Co. Ltd., Class A Shares	9,600	48,152
Pharmaron Beijing Co. Ltd., Class H Shares	24,000	87,728 (a)
WuXi AppTec Co. Ltd., Class A Shares	14,400	226,342
WuXi AppTec Co. Ltd., Class H Shares	24,000	366,151 (a)
WuXi Biologics Cayman Inc.	260,796	1,373,634 *(a)
WuXi XDC Cayman Inc.	25,500	256,626 *
Total Life Sciences Tools & Services		2,688,887
Pharmaceuticals — 1.6%
Apeloa Pharmaceutical Co. Ltd., Class A Shares	9,600	22,063
Beijing Tong Ren Tang Co. Ltd., Class A Shares	9,600	45,822
Changchun High-Tech Industry Group Co. Ltd., Class A Shares	2,200	40,127
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A Shares	4,800	24,938
China Medical System Holdings Ltd.	96,000	172,618
China Resources Double Crane Pharmaceutical Co. Ltd., Class A Shares	9,600	25,160
China Resources Pharmaceutical Group Ltd.	144,000	89,024 (a)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A Shares	9,600	37,835
China Traditional Chinese Medicine Holdings Co. Ltd.	288,000	90,319
CSPC Innovation Pharmaceutical Co. Ltd., Class A Shares	9,600	61,850
CSPC Pharmaceutical Group Ltd.	596,000	717,768
Dong-E-E-Jiao Co. Ltd., Class A Shares	4,800	31,922
Haisco Pharmaceutical Group Co. Ltd., Class A Shares	4,800	36,003
Hansoh Pharmaceutical Group Co. Ltd.	83,500	386,999 (a)
Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A Shares	4,800	30,676 *
Humanwell Healthcare Group Co. Ltd., Class A Shares	9,600	28,393
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A Shares	33,600	337,301
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A Shares	4,800	18,318
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A Shares	9,600	26,952
Joincare Pharmaceutical Group Industry Co. Ltd., Class A Shares	14,400	25,214
Kangmei Pharmaceutical Co. Ltd., Class A Shares	81,600	23,127 *
Livzon Pharmaceutical Group Inc., Class A Shares	4,800	25,894
Livzon Pharmaceutical Group Inc., Class H Shares	9,600	42,717
Luye Pharma Group Ltd.	144,000	63,112 *(a)
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A Shares	9,600	13,954
Shanghai Allist Pharmaceuticals Co. Ltd., Class A Shares	4,000	61,868
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A Shares	14,400	60,288
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H Shares	48,000	159,046
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A Shares	4,800	40,643
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A Shares	9,600	21,403 *
Sichuan Biokin Pharmaceutical Co. Ltd., Class A Shares	1,300	68,453 *
Sichuan Kelun Pharmaceutical Co. Ltd., Class A Shares	9,600	49,472
Sino Biopharmaceutical Ltd.	720,000	753,278
Tasly Pharmaceutical Group Co. Ltd., Class A Shares	9,600	21,281
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A Shares	19,200	9,940
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Yifan Pharmaceutical Co. Ltd., Class A Shares	9,600	$18,682
Yunnan Baiyao Group Co. Ltd., Class A Shares	9,600	76,437
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A Shares	3,000	82,831
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A Shares	9,600	7,651 *
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A Shares	9,600	28,541
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A Shares	4,800	13,099
Zhejiang Medicine Co. Ltd., Class A Shares	4,800	9,543
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A Shares	4,800	19,658
Total Pharmaceuticals		3,920,220

Total Health Care		13,809,480
Industrials — 6.0%
Aerospace & Defense — 0.1%
AECC Aero-Engine Control Co. Ltd., Class A Shares	9,600	27,073
AECC Aviation Power Co. Ltd., Class A Shares	14,400	85,219
AviChina Industry & Technology Co. Ltd., Class H Shares	192,000	107,593
Avicopter PLC, Class A Shares	4,800	24,406
Kuang-Chi Technologies Co. Ltd., Class A Shares	14,400	101,423
Total Aerospace & Defense		345,714
Air Freight & Logistics — 0.8%
CMST Development Co. Ltd., Class A Shares	14,400	11,961
Eastern Air Logistics Co. Ltd., Class A Shares	9,600	21,214
J&T Global Express Ltd.	432,000	543,026 *
JD Logistics Inc.	139,200	234,373 *(a)(b)
SF Holding Co. Ltd., Class A Shares	28,800	162,963
SF Holding Co. Ltd., Class H Shares	19,200	91,652
Sinotrans Ltd., Class A Shares	24,000	21,517
Sinotrans Ltd., Class H Shares	144,000	90,134
STO Express Co. Ltd., Class A Shares	9,600	24,110
YTO Express Group Co. Ltd., Class A Shares	19,200	49,432
ZTO Express Cayman Inc.	33,600	636,985 (b)
Total Air Freight & Logistics		1,887,367
Building Products — 0.0%††
Beijing New Building Materials PLC, Class A Shares	9,600	31,868
China Lesso Group Holdings Ltd.	48,000	30,106
Zhejiang Weixing New Building Materials Co. Ltd., Class A Shares	9,600	13,429
Zhuzhou Kibing Group Co. Ltd., Class A Shares	14,400	14,506
Total Building Products		89,909
Commercial Services & Supplies — 0.1%
Beijing Originwater Technology Co. Ltd., Class A Shares	24,000	14,715
China Everbright Environment Group Ltd.	240,000	136,960
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A Shares	19,200	12,796
Eternal Asia Supply Chain Management Ltd., Class A Shares	19,200	14,196
Zhefu Holding Group Co. Ltd., Class A Shares	38,400	21,820
Zhejiang Weiming Environment Protection Co. Ltd., Class A Shares	9,600	26,561
Total Commercial Services & Supplies		227,048
Construction & Engineering — 0.5%
China Communications Services Corp. Ltd., Class H Shares	192,000	113,516
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
China Conch Venture Holdings Ltd.	96,000	$135,356
China Energy Engineering Corp. Ltd., Class A Shares	187,200	63,298
China Energy Engineering Corp. Ltd., Class H Shares	288,000	44,049
China National Chemical Engineering Co. Ltd., Class A Shares	38,400	40,084
China Railway Group Ltd., Class A Shares	110,400	85,347
China Railway Group Ltd., Class H Shares	288,000	145,473
China State Construction Engineering Corp. Ltd., Class A Shares	216,000	165,165
China State Construction International Holdings Ltd.	124,000	157,941
Metallurgical Corp. of China Ltd., Class A Shares	96,000	51,856
Metallurgical Corp. of China Ltd., Class H Shares	192,000	66,876
Power Construction Corp. of China Ltd., Class A Shares	91,200	71,400
Shanghai Construction Group Co. Ltd., Class A Shares	43,200	17,880
Shanghai Tunnel Engineering Co. Ltd., Class A Shares	24,000	21,551
Shenzhen SED Industry Co. Ltd., Class A Shares	9,600	29,592
Sichuan Road and Bridge Group Co. Ltd., Class A Shares	38,400	43,586
Sinoma International Engineering Co., Class A Shares	14,400	18,042
Sinopec Engineering Group Co. Ltd., Class H Shares	96,000	83,410
Total Construction & Engineering		1,354,422
Electrical Equipment — 1.4%
Beijing Easpring Material Technology Co. Ltd., Class A Shares	4,800	44,711
China XD Electric Co. Ltd., Class A Shares	33,600	31,868
CNGR Advanced Material Co. Ltd., Class A Shares	4,800	33,606
Contemporary Amperex Technology Co. Ltd., Class A Shares	23,300	1,314,168
Dongfang Electric Corp. Ltd., Class A Shares	14,400	38,973
Dongfang Electric Corp. Ltd., Class H Shares	28,800	61,484
Eve Energy Co. Ltd., Class A Shares	9,600	122,569
Fangda Carbon New Material Co. Ltd., Class A Shares	24,000	17,577
GEM Co. Ltd., Class A Shares	33,600	39,694
Ginlong Technologies Co. Ltd., Class A Shares	4,800	62,342
Goldwind Science & Technology Co. Ltd., Class A Shares	19,200	40,327
Goldwind Science & Technology Co. Ltd., Class H Shares	57,600	103,645
Goneo Group Co. Ltd., Class A Shares	6,560	41,105
Gotion High-tech Co. Ltd., Class A Shares	9,600	62,874
Jiangsu Linyang Energy Co. Ltd., Class A Shares	14,400	12,405
Jiangsu Zhongtian Technology Co. Ltd., Class A Shares	19,200	50,967
Jiangxi Special Electric Motor Co. Ltd., Class A Shares	9,600	13,496 *
Ming Yang Smart Energy Group Ltd., Class A Shares	14,400	32,649
NARI Technology Co. Ltd., Class A Shares	43,200	139,163
Ningbo Deye Technology Co. Ltd., Class A Shares	4,969	56,471
Ningbo Orient Wires & Cables Co. Ltd., Class A Shares	4,800	47,573
Ningbo Sanxing Medical Electric Co. Ltd., Class A Shares	9,600	33,053
Qingdao TGOOD Electric Co. Ltd., Class A Shares	4,800	18,291
Shanghai Electric Group Co. Ltd., Class A Shares	67,200	89,004 *
Shanghai Electric Group Co. Ltd., Class H Shares	192,000	100,684 *
Shanghai Moons’ Electric Co. Ltd., Class A Shares	4,800	57,001
Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A Shares	9,600	41,094
Sieyuan Electric Co. Ltd., Class A Shares	4,700	71,891
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
Sungrow Power Supply Co. Ltd., Class A Shares	11,240	$255,444
Sunwoda Electronic Co. Ltd., Class A Shares	9,600	45,512
TBEA Co. Ltd., Class A Shares	28,800	71,925
Titan Wind Energy Suzhou Co. Ltd., Class A Shares	9,600	11,058
Wolong Electric Group Co. Ltd., Class A Shares	9,600	65,218
Xuji Electric Co. Ltd., Class A Shares	9,600	35,734
Zhejiang Chint Electrics Co. Ltd., Class A Shares	9,600	41,364
Zhejiang Huayou Cobalt Co. Ltd., Class A Shares	9,600	88,762
Total Electrical Equipment		3,393,702
Ground Transportation — 0.4%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A Shares	230,400	165,832
Daqin Railway Co. Ltd., Class A Shares	105,600	87,266
Full Truck Alliance Co. Ltd., ADR	59,328	769,484 (b)
Guangshen Railway Co. Ltd., Class A Shares	38,400	17,995
Guangshen Railway Co. Ltd., Class H Shares	96,000	30,847
Total Ground Transportation		1,071,424
Industrial Conglomerates — 0.3%
China Baoan Group Co. Ltd., Class A Shares	14,400	25,174
CITIC Ltd.	384,000	563,631
Fosun International Ltd.	168,000	118,976
Shanghai Industrial Holdings Ltd.	48,000	84,397
Total Industrial Conglomerates		792,178
Machinery — 1.3%
China CSSC Holdings Ltd., Class A Shares	24,000	116,508
China International Marine Containers Group Co. Ltd., Class A Shares	14,400	16,749
China International Marine Containers Group Co. Ltd., Class H Shares	52,800	56,394
CRRC Corp. Ltd., Class A Shares	129,600	135,830
CRRC Corp. Ltd., Class H Shares	288,000	222,097
Dongguan Yiheda Automation Co. Ltd., Class A Shares	4,800	21,490
FAW Jiefang Group Co. Ltd., Class A Shares	14,400	14,163
Guangxi Liugong Machinery Co. Ltd., Class A Shares	9,600	14,897
Haitian International Holdings Ltd.	48,000	132,271
Han’s Laser Technology Industry Group Co. Ltd., Class A Shares	9,600	54,833
Harbin Boshi Automation Co. Ltd., Class A Shares	4,800	11,752
Hefei Meiya Optoelectronic Technology Inc., Class A Shares	4,800	13,644
Jiangsu Hengli Hydraulic Co. Ltd., Class A Shares	6,780	91,102
Kaishan Group Co. Ltd., Class A Shares	4,800	10,391
Keda Industrial Group Co. Ltd., Class A Shares	9,600	16,473
North Industries Group Red Arrow Co. Ltd., Class A Shares	9,600	24,702 *
RoboTechnik Intelligent Technology Co. Ltd., Class A Shares	900	33,134
Sany Heavy Equipment International Holdings Co. Ltd.	96,000	100,314
Sany Heavy Industry Co. Ltd., Class A Shares	43,200	140,860
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A Shares	4,800	39,902
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B Shares	19,200	25,709
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B Shares	86,400	23,760
Shenzhen Inovance Technology Co. Ltd., Class A Shares	14,400	169,348
Siasun Robot & Automation Co. Ltd., Class A Shares	9,600	26,265 *
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Sinotruk Hong Kong Ltd.	48,000	$141,648
Tian Di Science & Technology Co. Ltd., Class A Shares	24,000	19,968
Weichai Power Co. Ltd., Class A Shares	33,600	66,093
Weichai Power Co. Ltd., Class H Shares	144,000	258,187
XCMG Construction Machinery Co. Ltd., Class A Shares	62,400	100,682
Yangzijiang Shipbuilding Holdings Ltd.	187,200	489,345
Yantai Eddie Precision Machinery Co. Ltd., Class A Shares	4,800	12,425
Yutong Bus Co. Ltd., Class A Shares	14,400	54,974
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A Shares	14,400	97,847
Zhuzhou CRRC Times Electric Co. Ltd., Class A Shares	4,512	33,317
Zhuzhou CRRC Times Electric Co. Ltd., Class H Shares	33,600	184,834
ZMJ Group Co. Ltd., Class A Shares	9,600	33,471
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A Shares	43,200	48,550
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H Shares	105,600	98,944
Total Machinery		3,152,873
Marine Transportation — 0.2%
COSCO Shipping Holdings Co. Ltd., Class A Shares	67,200	135,204
COSCO Shipping Holdings Co. Ltd., Class H Shares	192,000	298,843
Total Marine Transportation		434,047
Passenger Airlines — 0.2%
Air China Ltd., Class A Shares	67,200	74,579 *
Air China Ltd., Class H Shares	96,000	71,811 *
China Eastern Airlines Corp. Ltd., Class A Shares	96,000	55,897 *
China Eastern Airlines Corp. Ltd., Class H Shares	96,000	41,088 *
China Southern Airlines Co. Ltd., Class A Shares	72,000	61,116 *
China Southern Airlines Co. Ltd., Class H Shares	96,000	51,329 *
Hainan Airlines Holding Co. Ltd., Class A Shares	254,400	57,823 *
Juneyao Airlines Co. Ltd., Class A Shares	14,400	27,477
Spring Airlines Co. Ltd., Class A Shares	4,800	36,017
Total Passenger Airlines		477,137
Professional Services — 0.2%
Kanzhun Ltd., ADR	22,500	525,600 *(b)
Trading Companies & Distributors — 0.1%
Beijing United Information Technology Co. Ltd., Class A Shares	4,800	19,476
COSCO Shipping Development Co. Ltd., Class A Shares	76,800	27,369
COSCO Shipping Development Co. Ltd., Class H Shares	240,000	35,165
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B Shares	19,200	14,266
Shanxi Coal International Energy Group Co. Ltd., Class A Shares	9,600	13,186
Xiamen C & D Inc., Class A Shares	19,200	27,639
Xiamen ITG Group Corp. Ltd., Class A Shares	14,400	12,486
Total Trading Companies & Distributors		149,587
Transportation Infrastructure — 0.4%
Anhui Expressway Co. Ltd., Class H Shares	28,000	41,170
Beijing Capital International Airport Co. Ltd., Class H Shares	96,000	34,302 *
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A Shares	38,400	52,476
China Merchants Port Holdings Co. Ltd.	86,000	161,048
COSCO Shipping Ports Ltd.	96,000	70,207
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Transportation Infrastructure — continued
Jiangsu Expressway Co. Ltd., Class A Shares	9,600	$16,917
Jiangsu Expressway Co. Ltd., Class H Shares	96,000	111,295
Liaoning Port Co. Ltd., Class A Shares	110,400	26,952
Ningbo Zhoushan Port Co. Ltd., Class A Shares	43,200	22,123
Qingdao Port International Co. Ltd., Class H Shares	48,000	44,481 (a)
Shandong Hi-speed Co. Ltd., Class A Shares	19,200	23,194
Shanghai International Airport Co. Ltd., Class A Shares	14,400	64,430
Shanghai International Port Group Co. Ltd., Class A Shares	57,600	44,044
Shenzhen Airport Co. Ltd., Class A Shares	9,600	9,361
Shenzhen Expressway Corp. Ltd., Class H Shares	44,000	41,679
Shenzhen International Holdings Ltd.	96,000	96,365
Shenzhen Yan Tian Port Holding Co. Ltd., Class A Shares	19,200	11,934
TangShan Port Group Co. Ltd., Class A Shares	33,600	17,961
Zhejiang Expressway Co. Ltd., Class H Shares	96,000	88,715
Total Transportation Infrastructure		978,654

Total Industrials		14,879,662
Information Technology — 9.3%
Communications Equipment — 0.6%
Addsino Co. Ltd., Class A Shares	9,600	10,425 *
BYD Electronic International Co. Ltd.	55,500	294,891
Fiberhome Telecommunication Technologies Co. Ltd., Class A Shares	9,600	36,973
Glarun Technology Co. Ltd., Class A Shares	9,600	46,361
Guangzhou Haige Communications Group Inc. Co., Class A Shares	14,400	26,447
Hengtong Optic-electric Co. Ltd., Class A Shares	14,400	46,408
Hytera Communications Corp. Ltd., Class A Shares	9,600	15,530 *
Shenzhen Sunway Communication Co. Ltd., Class A Shares	4,800	17,375
Suzhou TFC Optical Communication Co. Ltd., Class A Shares	4,800	113,006
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H Shares	20,500	124,680 (a)
Yealink Network Technology Corp. Ltd., Class A Shares	9,600	49,836
Zhongji Innolight Co. Ltd., Class A Shares	5,800	328,499
ZTE Corp., Class A Shares	24,000	153,683
ZTE Corp., Class H Shares	57,600	262,814
Total Communications Equipment		1,526,928
Electronic Equipment, Instruments & Components — 1.8%
Accelink Technologies Co. Ltd., Class A Shares	4,800	44,852
Avary Holding Shenzhen Co. Ltd., Class A Shares	14,400	113,282
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A Shares	4,800	9,543
BOE Technology Group Co. Ltd., Class A Shares	192,000	112,063
BOE Technology Group Co. Ltd., Class B Shares	57,600	22,136
Chaozhou Three-Circle Group Co. Ltd., Class A Shares	9,600	62,403
China Railway Signal & Communication Corp. Ltd., Class A Shares	41,568	31,377
China Railway Signal & Communication Corp. Ltd., Class H Shares	144,000	64,593 (a)
China Zhenhua Group Science & Technology Co. Ltd., Class A Shares	4,800	33,835
Eoptolink Technology Inc. Ltd., Class A Shares	4,800	246,330
Everdisplay Optronics Shanghai Co. Ltd., Class A Shares	72,000	29,295 *
Foxconn Industrial Internet Co. Ltd., Class A Shares	62,400	577,914
GoerTek Inc., Class A Shares	19,200	101,019
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A Shares	4,800	$26,804
Hengdian Group DMEGC Magnetics Co. Ltd., Class A Shares	9,600	27,598
Huagong Tech Co. Ltd., Class A Shares	4,800	62,281
IRICO Display Devices Co. Ltd., Class A Shares	24,000	19,833 *
Kingboard Holdings Ltd.	48,000	170,521
Kingboard Laminates Holdings Ltd.	72,000	114,102
Lens Technology Co. Ltd., Class A Shares	28,800	135,284
Leyard Optoelectronic Co. Ltd., Class A Shares	14,400	14,607
Lingyi iTech Guangdong Co., Class A Shares	43,200	98,857
Luxshare Precision Industry Co. Ltd., Class A Shares	38,400	348,528
Maxscend Microelectronics Co. Ltd., Class A Shares	3,032	35,359
OFILM Group Co. Ltd., Class A Shares	19,200	35,262 *
Raytron Technology Co. Ltd., Class A Shares	2,117	26,269
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A Shares	1,398	30,163
Shengyi Electronics Co. Ltd., Class A Shares	3,504	38,592
Shengyi Technology Co. Ltd., Class A Shares	14,400	109,140
Shennan Circuits Co. Ltd., Class A Shares	4,800	145,898
Shenzhen Everwin Precision Technology Co. Ltd., Class A Shares	9,600	56,139
Shenzhen Huaqiang Industry Co. Ltd., Class A Shares	4,800	19,348
Shenzhen Kaifa Technology Co. Ltd., Class A Shares	9,600	37,539
Shenzhen Kinwong Electronic Co. Ltd., Class A Shares	4,800	42,408
Sunny Optical Technology Group Co. Ltd.	48,000	558,018
SUPCON Technology Co. Ltd., Class A Shares	4,000	30,912
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A Shares	9,600	96,304
TCL Technology Group Corp., Class A Shares	105,600	63,857
Tianma Microelectronics Co. Ltd., Class A Shares	19,200	26,723 *
Unisplendour Corp. Ltd., Class A Shares	14,400	60,975
Universal Scientific Industrial Shanghai Co. Ltd., Class A Shares	9,600	29,457
Victory Giant Technology Huizhou Co. Ltd., Class A Shares	4,800	192,272
Wingtech Technology Co. Ltd., Class A Shares	9,600	62,605 *
Wuhan Guide Infrared Co. Ltd., Class A Shares	24,000	41,586 *
WUS Printed Circuit Kunshan Co. Ltd., Class A Shares	9,600	98,958
Zhejiang Crystal-Optech Co. Ltd., Class A Shares	9,600	35,612
Zhejiang Dahua Technology Co. Ltd., Class A Shares	19,200	54,281
Total Electronic Equipment, Instruments & Components		4,394,734
IT Services — 0.2%
Beijing Sinnet Technology Co. Ltd., Class A Shares	9,600	20,338
Beijing Ultrapower Software Co. Ltd., Class A Shares	14,400	28,831
China TransInfo Technology Co. Ltd., Class A Shares	9,600	15,516 *
DHC Software Co. Ltd., Class A Shares	19,200	29,040
GDS Holdings Ltd., Class A Shares	67,200	346,175 *(b)
Isoftstone Information Technology Group Co. Ltd., Class A Shares	4,800	37,141
Range Intelligent Computing Technology Group Co. Ltd., Class A Shares	9,600	71,858
Taiji Computer Corp. Ltd., Class A Shares	4,800	18,628
Wangsu Science & Technology Co. Ltd., Class A Shares	14,400	23,315
Total IT Services		590,842
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro-Fabrication Equipment Inc. China, Class A Shares	3,216	$134,909
All Winner Technology Co. Ltd., Class A Shares	6,030	43,841
Amlogic Shanghai Co. Ltd., Class A Shares	2,146	33,475 *
ASR Microelectronics Co. Ltd., Class A Shares	2,400	37,209 *
Bestechnic Shanghai Co. Ltd., Class A Shares	1,034	43,159
Cambricon Technologies Corp. Ltd., Class A Shares	2,092	388,908 *
China Resources Microelectronics Ltd., Class A Shares	6,672	52,001
Daqo New Energy Corp., ADR	3,168	89,116 *
Flat Glass Group Co. Ltd., Class A Shares	9,600	23,234
Flat Glass Group Co. Ltd., Class H Shares	33,000	48,183
GalaxyCore Inc., Class A Shares	19,200	48,354
GCL System Integration Technology Co. Ltd., Class A Shares	38,400	13,739 *
GCL Technology Holdings Ltd.	1,632,000	274,783 *
GigaDevice Semiconductor Inc., Class A Shares	4,800	143,648
Hangzhou Chang Chuan Technology Co. Ltd., Class A Shares	4,800	67,090
Hangzhou First Applied Material Co. Ltd., Class A Shares	14,400	31,720
Hangzhou Lion Microelectronics Co. Ltd., Class A Shares	4,800	21,982 *
Hangzhou Silan Microelectronics Co. Ltd., Class A Shares	9,600	42,347
Hongyuan Green Energy Co. Ltd., Class A Shares	4,800	14,749 *
Hua Hong Semiconductor Ltd., Class H Shares	48,000	493,548 *(a)
Hygon Information Technology Co. Ltd., Class A Shares	12,048	426,989
Ingenic Semiconductor Co. Ltd., Class A Shares	2,300	28,723
JA Solar Technology Co. Ltd., Class A Shares	16,892	31,142 *
JCET Group Co. Ltd., Class A Shares	9,600	59,385
Jinko Solar Co. Ltd., Class A Shares	52,704	41,114 *
LONGi Green Energy Technology Co. Ltd., Class A Shares	38,400	96,978 *
Loongson Technology Corp. Ltd., Class A Shares	1,883	41,689 *
Montage Technology Co. Ltd., Class A Shares	6,157	133,724
National Silicon Industry Group Co. Ltd., Class A Shares	17,376	62,898 *
NAURA Technology Group Co. Ltd., Class A Shares	4,010	254,506
Nexchip Semiconductor Corp., Class A Shares	10,560	51,634
OmniVision Integrated Circuits Group Inc.	6,300	133,621
Piotech Inc., Class A Shares	1,352	49,354
Rockchip Electronics Co. Ltd., Class A Shares	2,000	63,291
Sanan Optoelectronics Co. Ltd., Class A Shares	28,800	62,955
SG Micro Corp., Class A Shares	3,454	40,363
Shanghai Aiko Solar Energy Co. Ltd., Class A Shares	9,600	22,264 *
Shanghai Fudan Microelectronics Group Co. Ltd., Class H Shares	20,000	117,012
Shenzhen Goodix Technology Co. Ltd., Class A Shares	4,800	55,634
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A Shares	24,000	30,474 *
Tianshui Huatian Technology Co. Ltd., Class A Shares	24,000	39,667 (d)
TongFu Microelectronics Co. Ltd., Class A Shares	9,600	54,106
Tongwei Co. Ltd., Class A Shares	24,000	75,057 *
Trina Solar Co. Ltd., Class A Shares	13,296	32,403 *
Unigroup Guoxin Microelectronics Co. Ltd., Class A Shares	4,800	60,820
United Nova Technology Co. Ltd., Class A Shares	37,296	34,432 *
Verisilicon Microelectronics Shanghai Co. Ltd., Class A Shares	2,736	70,248 *
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Xinjiang Daqo New Energy Co. Ltd., Class A Shares	9,600	$38,697 *
Xinyi Solar Holdings Ltd.	288,000	127,335
Yangling Metron New Material Inc., Class A Shares	4,800	11,644
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A Shares	4,800	46,765
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A Shares	9,600	61,298
Total Semiconductors & Semiconductor Equipment		4,502,217
Software — 1.1%
360 Security Technology Inc., Class A Shares	38,400	60,934
Beijing E-Hualu Information Technology Co. Ltd., Class A Shares	4,800	14,661 *
Beijing Kingsoft Office Software Inc., Class A Shares	2,429	107,862
Beijing Shiji Information Technology Co. Ltd., Class A Shares	14,400	21,598
CETC Cyberspace Security Technology Co. Ltd., Class A Shares	4,800	11,738
China National Software & Service Co. Ltd., Class A Shares	4,800	33,504 *
Empyrean Technology Co. Ltd., Class A Shares	3,000	53,161
Horizon Robotics	576,000	709,228 *
Hundsun Technologies Inc., Class A Shares	9,600	46,495
Iflytek Co. Ltd., Class A Shares	14,400	113,242
Jiangsu Hoperun Software Co. Ltd., Class A Shares	4,800	40,812 *
Kingdee International Software Group Co. Ltd.	210,000	472,881 *(b)
Longshine Technology Group Co. Ltd., Class A Shares	9,600	26,224
NavInfo Co. Ltd., Class A Shares	14,400	19,295 *
Newland Digital Technology Co. Ltd., Class A Shares	4,800	19,907
Sangfor Technologies Inc., Class A Shares	2,200	38,738
SenseTime Group Inc., Class B Shares	1,968,000	731,006 *(a)(b)
Shanghai Baosight Software Co. Ltd., Class A Shares	11,603	37,801
Shanghai Baosight Software Co. Ltd., Class B Shares	57,600	64,858
Shanghai Stonehill Technology Co. Ltd., Class A Shares	33,600	37,054 *
Shenzhen Infogem Technologies Co. Ltd., Class A Shares	4,800	35,114 *
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A Shares	4,800	12,190 *
Yonyou Network Technology Co. Ltd., Class A Shares	19,200	42,078 *
Total Software		2,750,381
Technology Hardware, Storage & Peripherals — 3.8%
Anker Innovations Technology Co. Ltd., Class A Shares	4,800	81,980
China Greatwall Technology Group Co. Ltd., Class A Shares	19,200	45,633 *
GRG Banking Equipment Co. Ltd., Class A Shares	14,400	28,043
Huaqin Technology Co. Ltd., Class A Shares	4,800	70,956
IEIT Systems Co. Ltd., Class A Shares	9,600	100,237
Legend Holdings Corp., Class H Shares	43,200	63,575 *(a)
Ninestar Corp., Class A Shares	9,600	31,612 *
Shenzhen Transsion Holdings Co. Ltd., Class A Shares	6,000	79,300
Xiaomi Corp., Class B Shares	1,276,800	8,861,652 *(b)
Total Technology Hardware, Storage & Peripherals		9,362,988

Total Information Technology		23,128,090
Materials — 4.1%
Chemicals — 0.9%
Canmax Technologies Co. Ltd., Class A Shares	4,800	16,830
Cathay Biotech Inc., Class A Shares	3,792	27,687
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Chengxin Lithium Group Co. Ltd., Class A Shares	4,800	$12,789 *
Do-Fluoride New Materials Co. Ltd., Class A Shares	4,800	13,806
Ganfeng Lithium Group Co. Ltd., Class A Shares	9,600	82,000
Ganfeng Lithium Group Co. Ltd., Class H Shares	28,800	159,687 (a)
Guangzhou Tinci Materials Technology Co. Ltd., Class A Shares	9,600	51,412
Hangzhou Oxygen Plant Group Co. Ltd., Class A Shares	4,800	16,405
Haohua Chemical Science & Technology Co. Ltd., Class A Shares	4,800	20,689
Hengli Petrochemical Co. Ltd., Class A Shares	28,800	69,258
Hengyi Petrochemical Co. Ltd., Class A Shares	19,200	17,698
Hoshine Silicon Industry Co. Ltd., Class A Shares	4,800	33,302
Huafon Chemical Co. Ltd., Class A Shares	24,000	30,710
Hubei Xingfa Chemicals Group Co. Ltd., Class A Shares	9,600	37,943
Inner Mongolia Berun Chemical Co. Ltd., Class A Shares	24,000	21,382
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A Shares	48,000	35,222
Jiangsu Eastern Shenghong Co. Ltd., Class A Shares	33,600	44,832 *
Jiangsu Yangnong Chemical Co. Ltd., Class A Shares	4,800	48,449
Jiangsu Yoke Technology Co. Ltd., Class A Shares	4,800	49,667
Kingfa Sci & Tech Co. Ltd., Class A Shares	14,400	42,408
LB Group Co. Ltd., Class A Shares	14,400	39,316
Levima Advanced Materials Corp., Class A Shares	4,800	14,324
Luxi Chemical Group Co. Ltd., Class A Shares	9,600	19,557
Meihua Holdings Group Co. Ltd., Class A Shares	19,200	28,582
Ningbo Shanshan Co. Ltd., Class A Shares	14,400	32,124 *
Ningxia Baofeng Energy Group Co. Ltd., Class A Shares	38,400	95,900
Qinghai Salt Lake Industry Co. Ltd., Class A Shares	28,800	84,250 *
Rongsheng Petrochemical Co. Ltd., Class A Shares	52,800	71,488
Satellite Chemical Co. Ltd., Class A Shares	19,200	52,099
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A Shares	14,400	53,762
Shanghai Putailai New Energy Technology Co. Ltd., Class A Shares	9,600	41,647
Shenzhen Capchem Technology Co. Ltd., Class A Shares	4,800	35,949
Shenzhen Senior Technology Material Co. Ltd., Class A Shares	9,600	19,651
Sichuan Hebang Biotechnology Co. Ltd., Class A Shares	57,600	16,810
Sichuan Yahua Industrial Group Co. Ltd., Class A Shares	4,800	10,014
Sinoma Science & Technology Co. Ltd., Class A Shares	9,600	45,822
Sinopec Shanghai Petrochemical Co. Ltd., Class A Shares	38,400	14,547
Sinopec Shanghai Petrochemical Co. Ltd., Class H Shares	192,000	33,561
Skshu Paint Co. Ltd., Class A Shares	4,800	32,245
Sunresin New Materials Co. Ltd., Class A Shares	4,800	38,859
Tangshan Sanyou Chemical Industries Co. Ltd., Class A Shares	14,400	11,375
Tianqi Lithium Corp., Class A Shares	9,600	64,073 *
Tianqi Lithium Corp., Class H Shares	9,600	55,450 *
Tongkun Group Co. Ltd., Class A Shares	14,400	30,326
Valiant Co. Ltd., Class A Shares	4,800	9,260
Wanhua Chemical Group Co. Ltd., Class A Shares	19,200	179,355
Yonfer Agricultural Technology Co. Ltd., Class A Shares	9,600	18,816
Yunnan Energy New Material Co. Ltd., Class A Shares	4,800	31,450 *
Yunnan Yuntianhua Co. Ltd., Class A Shares	9,600	36,097
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Zangge Mining Co. Ltd., Class A Shares	9,600	$78,566
Zhejiang Juhua Co. Ltd., Class A Shares	14,400	80,835
Zhejiang Longsheng Group Co. Ltd., Class A Shares	19,200	26,857
Zhejiang NHU Co. Ltd., Class A Shares	14,400	48,145
Zhejiang Yongtai Technology Co. Ltd., Class A Shares	4,800	11,759 *
Total Chemicals		2,295,047
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., Class A Shares	24,000	78,188
Anhui Conch Cement Co. Ltd., Class H Shares	96,000	289,959
BBMG Corp., Class A Shares	57,600	13,415
BBMG Corp., Class H Shares	192,000	20,729
BBMG Jidong Cement Group Co. Ltd., Class A Shares	19,200	13,200
China Jushi Co. Ltd., Class A Shares	24,000	58,389
China National Building Material Co. Ltd., Class H Shares	288,000	204,329
China Resources Building Materials Technology Holdings Ltd.	192,000	44,666
CSG Holding Co. Ltd., Class A Shares	9,600	6,236
CSG Holding Co. Ltd., Class B Shares	86,400	19,878
Huaxin Cement Co. Ltd., Class A Shares	9,600	24,918
Huaxin Cement Co. Ltd., Class H Shares	24,000	48,399
TianShan Material Co. Ltd., Class A Shares	24,000	20,271 *
Total Construction Materials		842,577
Containers & Packaging — 0.0%††
ORG Technology Co. Ltd., Class A Shares	14,400	10,930
Shenzhen YUTO Packaging Technology Co. Ltd., Class A Shares	4,800	18,446
Total Containers & Packaging		29,376
Metals & Mining — 2.8%
Aluminum Corp. of China Ltd., Class A Shares	72,000	83,239
Aluminum Corp. of China Ltd., Class H Shares	288,000	298,720
Angang Steel Co. Ltd., Class A Shares	38,400	14,223 *
Angang Steel Co. Ltd., Class H Shares	96,000	27,885 *
Baoshan Iron & Steel Co. Ltd., Class A Shares	115,200	114,272
Beijing Shougang Co. Ltd., Class A Shares	24,000	14,345
Chifeng Jilong Gold Mining Co. Ltd., Class A Shares	9,600	39,842
Chifeng Jilong Gold Mining Co. Ltd., Class H Shares	9,600	37,534
China Hongqiao Group Ltd.	192,000	651,977
China Northern Rare Earth Group High-Tech Co. Ltd., Class A Shares	19,200	130,112
China Rare Earth Resources and Technology Co. Ltd., Class A Shares	9,600	69,703 *
Citic Pacific Special Steel Group Co. Ltd., Class A Shares	14,400	27,517
CMOC Group Ltd., Class A Shares	91,200	200,892
CMOC Group Ltd., Class H Shares	267,000	538,434
Guangdong HEC Technology Holding Co. Ltd., Class A Shares	19,200	62,712 *
Hangzhou Iron & Steel Co., Class A Shares	19,200	26,857 *
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A Shares	14,400	40,428
Hesteel Co. Ltd., Class A Shares	67,200	23,948
Huaibei Mining Holdings Co. Ltd., Class A Shares	14,400	24,911
Hunan Gold Corp. Ltd., Class A Shares	9,600	30,225
Hunan Valin Steel Co. Ltd., Class A Shares	38,400	34,966
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A Shares	244,800	$81,744
Inner Mongolia ERDOS Resources Co. Ltd., Class A Shares	9,600	13,712
Inner Mongolia ERDOS Resources Co. Ltd., Class B Shares	33,600	31,786
Jiangxi Copper Co. Ltd., Class A Shares	14,400	71,703
Jiangxi Copper Co. Ltd., Class H Shares	77,000	301,848
Jinduicheng Molybdenum Co. Ltd., Class A Shares	19,200	41,620
Maanshan Iron & Steel Co. Ltd., Class A Shares	38,400	21,551 *
Maanshan Iron & Steel Co. Ltd., Class H Shares	96,000	32,944 *
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A Shares	52,800	22,743 *
Shandong Gold Mining Co. Ltd., Class A Shares	19,200	105,948
Shandong Gold Mining Co. Ltd., Class H Shares	72,000	341,844 (a)
Shandong Humon Smelting Co. Ltd., Class A Shares	4,800	10,082
Shandong Nanshan Aluminum Co. Ltd., Class A Shares	67,200	37,336
Shanjin International Gold Co. Ltd., Class A Shares	14,400	46,125
Shanxi Meijin Energy Co. Ltd., Class A Shares	28,800	19,072 *
Shanxi Taigang Stainless Steel Co. Ltd., Class A Shares	38,400	21,551 *
Shenghe Resources Holding Co. Ltd., Class A Shares	9,600	31,046
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A Shares	24,000	19,194
Shougang Fushan Resources Group Ltd.	192,000	70,084
Sinomine Resource Group Co. Ltd., Class A Shares	4,800	33,336
Tianshan Aluminum Group Co. Ltd., Class A Shares	24,000	39,027
Tongling Nonferrous Metals Group Co. Ltd., Class A Shares	67,200	50,536
Western Mining Co. Ltd., Class A Shares	14,400	44,448
Western Superconducting Technologies Co. Ltd., Class A Shares	3,099	28,301
Xiamen Tungsten Co. Ltd., Class A Shares	9,600	39,869
Xinxing Ductile Iron Pipes Co. Ltd., Class A Shares	24,000	12,964
Yunnan Aluminium Co. Ltd., Class A Shares	19,200	55,493
Yunnan Copper Co. Ltd., Class A Shares	14,400	35,316
Yunnan Tin Co. Ltd., Class A Shares	9,600	31,168
Zhaojin Mining Industry Co. Ltd., Class H Shares	120,000	482,135
Zhejiang Hailiang Co. Ltd., Class A Shares	9,600	17,510
Zhongjin Gold Corp. Ltd., Class A Shares	28,800	88,614
Zijin Mining Group Co. Ltd., Class A Shares	105,600	436,185
Zijin Mining Group Co. Ltd., Class H Shares	442,000	1,851,987
Total Metals & Mining		7,061,564
Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd.	96,000	34,919
Nine Dragons Paper Holdings Ltd.	96,000	67,739 *
Shandong Sun Paper Industry JSC Ltd., Class A Shares	14,400	28,871
Total Paper & Forest Products		131,529

Total Materials		10,360,093
Real Estate — 1.6%
Real Estate Management & Development — 1.6%
C&D International Investment Group Ltd.	48,000	110,370
China Jinmao Holdings Group Ltd.	480,000	95,625
China Merchants Property Operation & Service Co. Ltd., Class A Shares	4,800	8,216
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A Shares	48,000	68,491
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate Management & Development — continued
China Overseas Land & Investment Ltd.	264,000	$487,255
China Resources Land Ltd.	216,000	843,412
China Resources Mixc Lifestyle Services Ltd.	48,000	255,041 (a)
China Vanke Co. Ltd., Class A Shares	52,800	51,041 *
China Vanke Co. Ltd., Class H Shares	158,400	113,399 *
China World Trade Center Co. Ltd., Class A Shares	4,800	13,712
Country Garden Services Holdings Co. Ltd.	144,000	122,338
Financial Street Holdings Co. Ltd., Class A Shares	19,200	8,270 *
Gemdale Corp., Class A Shares	28,800	17,537 *
Grandjoy Holdings Group Co. Ltd., Class A Shares	28,800	13,334 *
Greenland Holdings Corp. Ltd., Class A Shares	72,000	18,587 *
Greentown China Holdings Ltd.	72,000	87,913
Hainan Airport Infrastructure Co. Ltd., Class A Shares	62,400	36,421
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A Shares	19,200	33,807
Hopson Development Holdings Ltd.	76,800	34,055 *
KE Holdings Inc., ADR	48,240	916,560 (b)
Longfor Group Holdings Ltd.	144,000	219,876 (a)(b)
Poly Developments and Holdings Group Co. Ltd., Class A Shares	62,400	68,814
Poly Property Services Co. Ltd., Class H Shares	9,600	42,963
Quzhou Xin’an Development Co. Ltd., Class A Shares	48,000	30,440 *
Seazen Group Ltd.	192,000	63,174 *
Seazen Holdings Co. Ltd., Class A Shares	14,400	32,831 *
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A Shares	4,800	7,469
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B Shares	19,200	14,688
Shanghai Lingang Holdings Corp. Ltd., Class A Shares	14,400	23,234
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A Shares	14,400	17,456
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B Shares	72,000	31,824
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A Shares	9,600	74,013
Shenzhen Investment Ltd.	192,000	21,963 *
Shenzhen Overseas Chinese Town Co. Ltd., Class A Shares	52,800	19,631 *
Yango Group Co. Ltd., Class A Shares	20,300	0 *(d)(e)(f)
Youngor Fashion Co. Ltd., Class A Shares	28,800	29,942
Yuexiu Property Co. Ltd.	96,000	64,285
Zhuhai Huafa Properties Co. Ltd., Class A Shares	14,400	11,435

Total Real Estate		4,109,422
Utilities — 1.8%
Gas Utilities — 0.5%
Beijing Enterprises Holdings Ltd.	34,500	147,482
China Gas Holdings Ltd.	201,600	197,444
China Resources Gas Group Ltd.	67,200	171,360
ENN Energy Holdings Ltd.	52,800	436,697
ENN Natural Gas Co. Ltd., Class A Shares	19,200	48,435
Kunlun Energy Co. Ltd.	288,000	257,632
Shenzhen Gas Corp. Ltd., Class A Shares	14,400	13,375
Towngas Smart Energy Co. Ltd.	96,000	48,614
Total Gas Utilities		1,321,039
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Independent Power and Renewable Electricity Producers — 1.2%
Beijing Jingneng Clean Energy Co. Ltd., Class H Shares	96,000	$31,217
CECEP Solar Energy Co. Ltd., Class A Shares	24,000	15,288
CECEP Wind-Power Corp., Class A Shares	43,200	19,335
CGN Power Co. Ltd., Class A Shares	96,000	48,758
CGN Power Co. Ltd., Class H Shares	768,000	285,271 (a)
China Green Electricity Investment of Tianjin Co. Ltd., Class A Shares	9,600	12,257
China Longyuan Power Group Corp. Ltd., Class H Shares	240,000	256,337
China National Nuclear Power Co. Ltd., Class A Shares	105,600	129,048
China Power International Development Ltd.	288,000	119,562
China Resources Power Holdings Co. Ltd.	146,000	334,769
China Three Gorges Renewables Group Co. Ltd., Class A Shares	148,800	88,728
China Yangtze Power Co. Ltd., Class A Shares	129,600	495,496
Datang International Power Generation Co. Ltd., Class A Shares	57,600	27,396
Datang International Power Generation Co. Ltd., Class H Shares	192,000	55,277
Fujian Funeng Co. Ltd., Class A Shares	19,200	26,480
GD Power Development Co. Ltd., Class A Shares	96,000	67,076
Guangdong Baolihua New Energy Stock Co. Ltd., Class A Shares	14,400	9,334
Guangdong Electric Power Development Co. Ltd., Class A Shares	14,400	9,294
Guangdong Electric Power Development Co. Ltd., Class B Shares	67,200	15,720
Guangxi Guiguan Electric Power Co. Ltd., Class A Shares	9,600	8,849
Huadian Power International Corp. Ltd., Class A Shares	43,200	30,851
Huadian Power International Corp. Ltd., Class H Shares	96,000	51,699
Huaneng Lancang River Hydropower Inc., Class A Shares	38,400	50,913
Huaneng Power International Inc., Class A Shares	48,000	47,546
Huaneng Power International Inc., Class H Shares	288,000	200,627
Hubei Energy Group Co. Ltd., Class A Shares	43,200	27,578
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A Shares	33,600	19,281
SDIC Power Holdings Co. Ltd., Class A Shares	38,400	70,363
Shaanxi Energy Investment Co. Ltd., Class A Shares	14,400	18,062
Shanghai Electric Power Co. Ltd., Class A Shares	19,200	57,002
Shenergy Co. Ltd., Class A Shares	28,800	31,599
Shenzhen Energy Group Co. Ltd., Class A Shares	28,800	26,831
Sichuan Chuantou Energy Co. Ltd., Class A Shares	28,800	57,702
Sichuan New Energy Power Co. Ltd., Class A Shares	9,600	14,129
Wintime Energy Group Co. Ltd., Class A Shares	124,800	28,541
Zhejiang Zheneng Electric Power Co. Ltd., Class A Shares	48,000	33,336
Total Independent Power and Renewable Electricity Producers		2,821,552
Water Utilities — 0.1%
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A Shares	48,000	21,416
Beijing Enterprises Water Group Ltd.	288,000	88,469
Chengdu Xingrong Environment Co. Ltd., Class A Shares	19,200	17,941
Guangdong Investment Ltd.	192,000	174,469
Zhongshan Public Utilities Group Co. Ltd., Class A Shares	9,600	16,661
Total Water Utilities		318,956

Total Utilities		4,461,547
Total Investments before Short-Term Investments (Cost — $196,723,905)		249,268,959
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.1%
Investments from Cash Collateral Received for Loaned Securities — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $91,850)	4.032%	91,850	$91,850 (g)(h)(i)

Money Market Funds — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $67,445)	4.032%	67,445	67,445 (g)(h)(i)

Total Short-Term Investments (Cost — $159,295)			159,295
Total Investments — 99.8% (Cost — $196,883,200)			249,428,254
Other Assets in Excess of Liabilities — 0.2%			479,824
Total Net Assets — 100.0%			$249,908,078

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Variable interest entity (VIE). See Note 8 regarding investments made through a VIE structure. At September 30, 2025, the value of these securities was $123,435,587, representing 49.4% of net assets.
(c)	A portion or all of the security is on loan at September 30, 2025 (Note 1).
(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	Value is less than $1.
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $159,295 and the cost was $159,295 (Note 6).

(i)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
JSC	—	Joint Stock Company
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI China Index	11	12/25	$396,401	$397,100	$699
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 3.2%
Diversified Telecommunication Services — 2.1%
BT Group PLC	51,119	$131,547
Cellnex Telecom SA	5,083	176,130 (a)
Deutsche Telekom AG, Registered Shares	29,835	1,016,978
Elisa oyj	1,275	66,906
Infrastrutture Wireless Italiane SpA	2,839	33,392 (a)
Koninklijke KPN NV	33,881	162,704
Orange SA	18,989	308,130
Swisscom AG, Registered Shares	238	172,746
Telecom Italia SpA	96,798	50,647 *
Telecom Italia SpA, Savings Shares	54,638	31,625 *
Telefonica SA	36,839	190,371
Telekom Austria AG	748	7,998
Telenor ASA	5,695	94,405
Telia Co. AB	20,723	79,079
Total Diversified Telecommunication Services		2,522,658
Entertainment — 0.3%
Bollore SE	6,324	35,786
CTS Eventim AG & Co. KGaA	527	51,643
Universal Music Group NV	8,466	244,312
Total Entertainment		331,741
Interactive Media & Services — 0.2%
Auto Trader Group PLC	7,871	83,520 (a)
Rightmove PLC	7,140	68,112
Scout24 SE	629	78,785 (a)
Vend Marketplaces ASA	629	22,367
Vend Marketplaces ASA, Class B Shares	697	23,430
Total Interactive Media & Services		276,214
Media — 0.3%
Informa PLC	11,917	147,213
Publicis Groupe SA	2,040	195,787
RTL Group SA	323	13,264
WPP PLC	9,690	47,980
Total Media		404,244
Wireless Telecommunication Services — 0.3%
Airtel Africa PLC	6,307	20,718 (a)
Tele2 AB, Class B Shares	4,862	82,997
Vodafone Group PLC	170,714	198,016
Total Wireless Telecommunication Services		301,731

Total Communication Services		3,836,588
Consumer Discretionary — 8.1%
Automobile Components — 0.3%
Aumovio SE	484	19,973 *
Cie Generale des Etablissements Michelin SCA	6,035	216,563
Continental AG	969	63,897
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobile Components — continued
Pirelli & C SpA	3,383	$23,031 (a)
Total Automobile Components		323,464
Automobiles — 1.3%
Bayerische Motoren Werke AG	2,567	257,706
Ferrari NV	1,071	517,968
Mercedes-Benz Group AG	6,834	429,361
Renault SA	1,768	72,294
Stellantis NV	19,312	178,447
Volkswagen AG	255	28,090
Volvo Car AB, Class B Shares	5,559	11,410 *
Total Automobiles		1,495,276
Broadline Retail — 0.9%
Allegro.eu SA	6,494	63,716 *(a)
Next PLC	1,037	172,763
Prosus NV	11,577	815,362
Total Broadline Retail		1,051,841
Distributors — 0.0%††
D’ieteren Group	187	34,980
Diversified Consumer Services — 0.1%
Pearson PLC	6,001	85,353
Hotels, Restaurants & Leisure — 1.2%
Accor SA	1,972	93,379
Amadeus IT Group SA	3,944	312,809
Compass Group PLC	15,300	520,914
Delivery Hero SE	1,972	56,560 *(a)
Entain PLC	5,457	64,194
Evolution AB	1,241	102,050 (a)
FDJ UNITED	1,071	35,865
InterContinental Hotels Group PLC	1,309	158,144
Sodexo SA	731	45,995
Whitbread PLC	1,598	69,272
Total Hotels, Restaurants & Leisure		1,459,182
Household Durables — 0.2%
Barratt Redrow PLC	12,223	64,159
Berkeley Group Holdings PLC	833	43,018
Persimmon PLC	2,873	44,827
SEB SA	221	16,217
Taylor Wimpey PLC	31,909	44,268
Total Household Durables		212,489
Specialty Retail — 0.7%
Avolta AG, Registered Shares	799	43,241
Fielmann Group AG	221	13,347
H & M Hennes & Mauritz AB, Class B Shares	4,369	81,410
Industria de Diseno Textil SA	9,996	551,677
JD Sports Fashion PLC	22,831	29,292
Kingfisher PLC	15,997	66,481
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Zalando SE	2,108	$64,424 *(a)
Total Specialty Retail		849,872
Textiles, Apparel & Luxury Goods — 3.4%
adidas AG	1,496	315,349
Brunello Cucinelli SpA	306	33,438
Burberry Group PLC	3,247	51,056 *
Cie Financiere Richemont SA, Registered Shares	4,777	910,191
Hermes International SCA	308	753,838
Kering SA	629	208,826
LPP SA	12	58,481
LVMH Moet Hennessy Louis Vuitton SE	2,312	1,413,990
Moncler SpA	2,040	119,538
Pandora A/S	697	90,888
Swatch Group AG, Bearer Shares	255	47,898
Swatch Group AG, Registered Shares	459	17,537
Total Textiles, Apparel & Luxury Goods		4,021,030

Total Consumer Discretionary		9,533,487
Consumer Staples — 9.0%
Beverages — 1.5%
Anheuser-Busch InBev SA	8,602	513,453
Carlsberg AS, Class B Shares	816	94,897
Coca-Cola Europacific Partners PLC	1,921	174,306
Coca-Cola HBC AG	1,836	86,609
Davide Campari-Milano NV	5,049	31,858
Diageo PLC	20,077	479,894
Heineken Holding NV	1,020	69,932
Heineken NV	2,499	195,031
Pernod Ricard SA	1,734	170,209
Total Beverages		1,816,189
Consumer Staples Distribution & Retail — 1.0%
Axfood AB	952	29,567
Carrefour SA	5,763	87,319
Dino Polska SA	4,250	51,253 *(a)
J Sainsbury PLC	15,623	70,248
Jeronimo Martins SGPS SA	2,465	59,955
Kesko oyj, Class B Shares	2,312	49,170
Koninklijke Ahold Delhaize NV	8,296	335,812
Marks & Spencer Group PLC	18,428	90,428
Tesco PLC	57,783	346,556
Total Consumer Staples Distribution & Retail		1,120,308
Food Products — 2.9%
AAK AB	1,564	40,675
Associated British Foods PLC	2,635	72,757
Barry Callebaut AG, Registered Shares	31	42,468
Chocoladefabriken Lindt & Spruengli AG	19	290,379
Danone SA	5,729	499,213
Emmi AG, Registered Shares	17	14,679
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
JDE Peet’s NV	1,394	$51,104
Kerry Group PLC, Class A Shares	1,496	134,911
Lotus Bakeries NV	4	37,694
Mowi ASA	3,944	83,325
Nestle SA, Registered Shares	22,882	2,101,411
Orkla ASA	5,967	62,314
Salmar ASA	629	33,600
Total Food Products		3,464,530
Household Products — 0.6%
Essity AB, Class B Shares	5,355	139,952
Henkel AG & Co. KGaA	884	65,594
Reckitt Benckiser Group PLC	6,137	472,417
Total Household Products		677,963
Personal Care Products — 1.9%
Beiersdorf AG	935	97,777
L’Oreal SA	2,074	898,016
Unilever PLC	21,828	1,292,982
Total Personal Care Products		2,288,775
Tobacco — 1.1%
British American Tobacco PLC	18,139	963,843
Imperial Brands PLC	6,953	295,604
Total Tobacco		1,259,447

Total Consumer Staples		10,627,212
Energy — 4.1%
Energy Equipment & Services — 0.0%††
Tenaris SA	3,247	57,953
Oil, Gas & Consumable Fuels — 4.1%
Aker BP ASA	2,737	69,428
BP PLC	144,160	826,276
Eni SpA	17,612	307,639
Equinor ASA	6,171	150,536
Galp Energia SGPS SA	3,621	68,500
Koninklijke Vopak NV	544	24,954
Neste oyj	3,723	68,177
OMV AG	1,275	68,045
ORLEN SA	5,304	126,494
Repsol SA	10,319	182,661
Shell PLC	53,193	1,895,187
TotalEnergies SE	16,813	1,021,940
Var Energi ASA	6,732	22,468
Total Oil, Gas & Consumable Fuels		4,832,305

Total Energy		4,890,258
Financials — 24.4%
Banks — 13.0%
ABN AMRO Bank NV, CVA	4,658	149,143 (a)
AIB Group PLC	19,346	175,374
Banca Monte dei Paschi di Siena SpA	18,785	166,426
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Banco Bilbao Vizcaya Argentaria SA	51,238	$983,744
Banco BPM SpA	13,328	199,279
Banco Comercial Portugues SA	82,960	73,420
Banco de Sabadell SA	47,209	183,053
Banco Santander SA	134,130	1,398,566
Bank of Ireland Group PLC	8,806	145,014
Bank Polska Kasa Opieki SA	1,581	76,133
Bankinter SA	5,593	88,095
Banque Cantonale Vaudoise, Registered Shares	255	30,094
Barclays PLC	127,517	651,658
BAWAG Group AG	714	93,962 (a)
BNP Paribas SA	9,044	821,763
BPER Banca SpA	12,495	138,536
CaixaBank SA	32,470	341,310
Commerzbank AG	6,783	255,758
Credit Agricole SA	8,415	165,321
Danske Bank A/S	5,831	248,649
DNB Bank ASA	7,344	199,833
Erste Group Bank AG	2,533	247,626
FinecoBank Banca Fineco SpA	5,491	118,748
HSBC Holdings PLC	157,284	2,212,721
ING Groep NV	26,894	697,580
Intesa Sanpaolo SpA	141,576	933,899
KBC Group NV	2,040	243,176
Lloyds Banking Group PLC	543,218	612,982
mBank SA	119	29,522 *
Mediobanca Banca di Credito Finanziario SpA	1,105	22,377
NatWest Group PLC	73,117	513,431
Nordea Bank Abp	29,631	486,559
Powszechna Kasa Oszczednosci Bank Polski SA	7,752	150,602
Raiffeisen Bank International AG	1,156	39,852
Santander Bank Polska SA	340	44,311
Skandinaviska Enskilda Banken AB, Class A Shares	13,668	267,253
Skandinaviska Enskilda Banken AB, Class C Shares	136	2,658
Societe Generale SA	6,460	427,800
Standard Chartered PLC	16,762	323,933
Svenska Handelsbanken AB, Class A Shares	13,039	169,692
Svenska Handelsbanken AB, Class B Shares	323	7,212
Swedbank AB, Class A Shares	7,293	219,602
UniCredit SpA	14,131	1,070,455
Total Banks		15,427,122
Capital Markets — 3.6%
3i Group PLC	8,568	471,653
Amundi SA	527	41,736 (a)
CVC Capital Partners PLC	1,921	33,451 (a)
Deutsche Bank AG, Registered Shares	16,014	563,553
Deutsche Boerse AG	1,666	446,517
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
DWS Group GmbH & Co. KGaA	272	$17,035 (a)
EQT AB	5,168	178,914
Euronext NV	782	117,061 (a)
ICG PLC	2,465	73,870
Julius Baer Group Ltd.	1,870	129,171
London Stock Exchange Group PLC	4,590	526,228
Partners Group Holding AG	194	251,994
Schroders PLC	6,630	33,560
St James’s Place PLC	4,675	79,930
Swissquote Group Holding SA, Registered Shares	102	71,213
UBS Group AG, Registered Shares	28,849	1,178,761
VZ Holding AG	136	28,443
Total Capital Markets		4,243,090
Financial Services — 1.4%
Adyen NV	238	381,722 *(a)
Banca Mediolanum SpA	1,904	38,144
Edenred SE	2,142	50,840
Eurazeo SE	357	23,512
EXOR NV	833	81,434
Groupe Bruxelles Lambert NV	714	63,802
Industrivarden AB, Class A Shares	1,003	39,800
Industrivarden AB, Class C Shares	1,394	55,270
Investor AB, Class A Shares	4,352	135,949
Investor AB, Class B Shares	15,878	496,425
L E Lundbergforetagen AB, Class B Shares	646	33,546
M&G PLC	21,182	72,146
Nexi SpA	5,457	30,880 (a)
Sofina SA	136	40,110
Wendel SE	221	21,164
Wise PLC, Class A Shares	6,749	94,039 *
Total Financial Services		1,658,783
Insurance — 6.4%
Admiral Group PLC	2,261	102,031
Aegon Ltd.	11,934	95,801
Ageas SA	1,598	110,594
Allianz SE, Registered Shares	3,502	1,470,647
ASR Nederland NV	1,411	95,795
Aviva PLC	27,353	252,539
AXA SA	15,708	750,088
Baloise Holding AG, Registered Shares	408	100,712
Beazley PLC	5,542	67,670
Generali	8,806	345,695
Gjensidige Forsikring ASA	1,632	47,859
Hannover Rueck SE	544	164,019
Helvetia Holding AG, Registered Shares	306	74,880
Hiscox Ltd.	3,026	55,770
Legal & General Group PLC	50,609	162,155
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Mapfre SA	8,245	$39,042
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	1,190	759,809
NN Group NV	2,346	165,117
Phoenix Group Holdings PLC	6,698	58,026
Poste Italiane SpA	4,097	97,194 (a)
Powszechny Zaklad Ubezpieczen SA	5,185	77,692
Prudential PLC	23,426	328,303
Sampo oyj, Class A Shares	21,352	245,316
SCOR SE	1,547	54,532
Swiss Life Holding AG, Registered Shares	255	274,213
Swiss Re AG	2,652	490,136
Talanx AG	544	72,357
Tryg A/S	2,754	69,925
Unipol Assicurazioni SpA	3,383	72,584
Zurich Insurance Group AG	1,292	920,062
Total Insurance		7,620,563

Total Financials		28,949,558
Health Care — 12.8%
Biotechnology — 0.6%
Argenx SE	544	394,514 *
Genmab A/S	561	170,213 *
Grifols SA	2,652	38,406
Swedish Orphan Biovitrum AB	1,649	50,285 *
Total Biotechnology		653,418
Health Care Equipment & Supplies — 1.8%
Alcon AG	4,505	335,532
BioMerieux	391	52,283
Carl Zeiss Meditec AG	323	16,001
Coloplast A/S, Class B Shares	1,207	103,167
Convatec Group PLC	14,688	45,756 (a)
Demant A/S	765	26,516 *
DiaSorin SpA	187	16,594
EssilorLuxottica SA	2,601	843,504
Getinge AB, Class B Shares	2,023	43,557
Koninklijke Philips NV	7,055	190,993
Siemens Healthineers AG	2,686	145,242 (a)
Smith & Nephew PLC	8,058	145,093
Sonova Holding AG, Registered Shares	442	120,326
Straumann Holding AG, Registered Shares	986	105,211
Total Health Care Equipment & Supplies		2,189,775
Health Care Providers & Services — 0.3%
Amplifon SpA	1,139	18,542
Fresenius Medical Care AG	1,921	100,805
Fresenius SE & Co. KGaA	3,706	206,406
NMC Health PLC	1,159	0 *(b)(c)(d)
Total Health Care Providers & Services		325,753
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Life Sciences Tools & Services — 0.5%
Bachem Holding AG	204	$14,999
Eurofins Scientific SE	1,020	74,043
Lonza Group AG, Registered Shares	646	428,042
QIAGEN NV	1,887	83,578
Sartorius Stedim Biotech	255	51,551
Total Life Sciences Tools & Services		652,213
Pharmaceuticals — 9.6%
AstraZeneca PLC	13,549	2,039,635
Bayer AG, Registered Shares	8,891	294,917
Galderma Group AG	1,360	236,395
GSK PLC	36,499	773,659
H Lundbeck A/S	2,516	18,036
H Lundbeck A/S, Class A Shares	442	2,453
Haleon PLC	81,906	366,524
Hikma Pharmaceuticals PLC	1,462	33,420
Ipsen SA	306	40,845
Merck KGaA	1,156	148,666
Novartis AG, Registered Shares	16,898	2,126,347
Novo Nordisk A/S, Class B Shares	28,815	1,563,262
Orion oyj, Class B Shares	952	72,877
Recordati Industria Chimica e Farmaceutica SpA	969	58,864
Roche Holding AG	255	87,238
Roche Holding AG, Vienna Stock Exchange	6,358	2,076,848
Sandoz Group AG	3,723	220,717
Sanofi SA	9,690	894,350
UCB SA	1,088	300,424
Total Pharmaceuticals		11,355,477

Total Health Care		15,176,636
Industrials — 19.5%
Aerospace & Defense — 5.5%
Airbus SE	5,287	1,226,293
BAE Systems PLC	27,149	752,551
Dassault Aviation SA	153	51,164
Hensoldt AG	544	70,504
Kongsberg Gruppen ASA	3,723	119,009
Leonardo SpA	3,621	229,838
Melrose Industries PLC	11,441	93,770
MTU Aero Engines AG	493	226,439
Rheinmetall AG	408	951,369
Rolls-Royce Holdings PLC	76,721	1,229,099
Saab AB, Class B Shares	3,247	198,339
Safran SA	3,145	1,108,982
Thales SA	816	255,616
Total Aerospace & Defense		6,512,973
Air Freight & Logistics — 0.6%
Deutsche Post AG, Registered Shares	8,636	384,988
DSV A/S	1,734	345,146
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Air Freight & Logistics — continued
InPost SA	2,159	$26,510 *
Total Air Freight & Logistics		756,644
Building Products — 1.0%
Assa Abloy AB, Class B Shares	8,789	305,205
Belimo Holding AG, Registered Shares	85	88,830
Cie de Saint-Gobain SA	4,063	437,587
Geberit AG, Registered Shares	289	216,918
Kingspan Group PLC	1,377	114,553
Nibe Industrier AB, Class B Shares	13,073	51,485
ROCKWOOL A/S, Class B Shares	714	26,536
Total Building Products		1,241,114
Commercial Services & Supplies — 0.2%
Rentokil Initial PLC	22,780	115,249
Securitas AB, Class B Shares	4,318	65,010
SPIE SA	1,309	70,444
Total Commercial Services & Supplies		250,703
Construction & Engineering — 1.2%
Ackermans & van Haaren NV	187	47,900
ACS Actividades de Construccion y Servicios SA	1,643	131,276
Bouygues SA	1,683	75,779
Eiffage SA	663	84,680
Ferrovial SE	4,318	247,493
HOCHTIEF AG	136	36,402
Skanska AB, Class B Shares	2,941	76,268
Strabag SE	153	13,951
Sweco AB, Class B Shares	1,836	30,609
Vinci SA	4,505	624,353
Total Construction & Engineering		1,368,711
Electrical Equipment — 3.3%
ABB Ltd., Registered Shares	14,212	1,023,857
Legrand SA	2,210	365,103
Prysmian SpA	2,584	255,587
Schneider Electric SE	4,913	1,371,611
Siemens Energy AG	5,814	679,183 *
Vestas Wind Systems A/S	9,027	170,229
Total Electrical Equipment		3,865,570
Ground Transportation — 0.0%††
Ayvens SA	3,077	37,131 (a)
Industrial Conglomerates — 1.8%
Aker ASA, Class A Shares	170	13,341
DCC PLC	884	56,791
Investment AB Latour, Class B Shares	1,258	29,814
Lifco AB, Class B Shares	1,972	66,634
Metlen Energy & Metals PLC	969	53,912 *
Siemens AG, Registered Shares	6,647	1,790,103
Smiths Group PLC	3,009	95,276
Total Industrial Conglomerates		2,105,871
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — 2.9%
Alfa Laval AB	2,465	$112,280
Alstom SA	3,128	81,300 *
ANDRITZ AG	578	40,681
Atlas Copco AB, Class A Shares	23,018	388,891
Atlas Copco AB, Class B Shares	13,753	206,110
Daimler Truck Holding AG	4,607	189,571
Epiroc AB, Class A Shares	5,780	121,929
Epiroc AB, Class B Shares	3,383	63,811
GEA Group AG	1,343	99,179
Georg Fischer AG, Registered Shares	697	54,269
IMI PLC	2,159	66,444
Indutrade AB	2,397	54,999
Interpump Group SpA	663	30,366
KION Group AG	629	42,460
Knorr-Bremse AG	595	55,825
Kone oyj, Class B Shares	2,805	191,161
Metso oyj	6,188	84,961
Rational AG	51	38,891
RENK Group AG	646	66,500
Sandvik AB	9,401	261,686
Schindler Holding AG	374	141,581
Schindler Holding AG, Registered Shares	187	67,336
SKF AB, Class B Shares	3,009	74,608
Spirax Group PLC	663	60,828
Traton SE	561	17,982
Trelleborg AB, Class B Shares	1,836	68,422
Valmet oyj	1,275	42,367
VAT Group AG	238	94,045 (a)
Volvo AB, Class A Shares	1,700	48,731
Volvo AB, Class B Shares	14,110	404,317
Wartsila oyj Abp	4,063	121,499
Weir Group PLC	2,329	85,660
Total Machinery		3,478,690
Marine Transportation — 0.2%
A.P. Moller - Maersk A/S, Class A Shares	24	46,959
A.P. Moller - Maersk A/S, Class B Shares	35	68,674
Kuehne + Nagel International AG, Registered Shares	425	79,135
Total Marine Transportation		194,768
Passenger Airlines — 0.1%
Deutsche Lufthansa AG, Registered Shares	5,423	45,930
International Consolidated Airlines Group SA	19,737	102,590
Ryanair Holdings PLC	476	13,815
Total Passenger Airlines		162,335
Professional Services — 1.7%
Adecco Group AG, Registered Shares	1,411	39,547
Bureau Veritas SA	3,128	97,913
Experian PLC	8,279	414,839
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — continued
Intertek Group PLC	1,445	$91,859
Randstad NV	952	40,460
RELX PLC	16,592	794,526
SGS SA, Registered Shares	1,513	156,843
Teleperformance SE	476	35,426
Wolters Kluwer NV	2,108	287,692
Total Professional Services		1,959,105
Trading Companies & Distributors — 0.7%
AddTech AB, Class B Shares	2,108	68,406
Ashtead Group PLC	3,859	257,941
Beijer Ref AB	3,638	56,726
Brenntag SE	1,105	66,087
Bunzl PLC	2,975	93,959
Diploma PLC	1,207	86,202
DKSH Holding AG	323	21,841
Howden Joinery Group PLC	4,930	55,983
IMCD NV	527	54,492
Rexel SA	1,972	64,508
Total Trading Companies & Distributors		826,145
Transportation Infrastructure — 0.3%
Aena SME SA	6,290	171,983 (a)
Aeroports de Paris SA	357	47,107
Flughafen Zurich AG, Registered Shares	170	51,834
Fraport AG Frankfurt Airport Services Worldwide	306	26,445 *
Getlink SE	3,043	55,993
Total Transportation Infrastructure		353,362

Total Industrials		23,113,122
Information Technology — 7.3%
Communications Equipment — 0.4%
Nokia oyj	45,645	218,768
Telefonaktiebolaget LM Ericsson, Class B Shares	24,616	203,731
Total Communications Equipment		422,499
Electronic Equipment, Instruments & Components — 0.3%
Halma PLC	3,417	158,705
Hexagon AB, Class B Shares	18,547	220,668
Total Electronic Equipment, Instruments & Components		379,373
IT Services — 0.2%
Bechtle AG	731	33,704
Capgemini SE	1,394	202,369
Reply SpA	204	29,052
Total IT Services		265,125
Semiconductors & Semiconductor Equipment — 3.8%
ASM International NV	425	255,081
ASML Holding NV	3,564	3,467,834
BE Semiconductor Industries NV	629	93,752
Infineon Technologies AG	11,730	457,587
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
STMicroelectronics NV	5,865	$164,359
Total Semiconductors & Semiconductor Equipment		4,438,613
Software — 2.5%
Dassault Systemes SE	6,018	201,598
Nemetschek SE	510	66,397
Sage Group PLC	8,687	128,644
SAP SE	9,299	2,490,109
Temenos AG, Registered Shares	493	39,779
Total Software		2,926,527
Technology Hardware, Storage & Peripherals — 0.1%
Logitech International SA, Registered Shares	1,343	146,478

Total Information Technology		8,578,615
Materials — 5.4%
Chemicals — 2.5%
Air Liquide SA	5,202	1,081,030
Akzo Nobel NV	1,530	108,944
Arkema SA	527	33,191
BASF SE	8,126	404,742
Covestro AG	1,547	105,973 *
Croda International PLC	1,258	45,795
DSM-Firmenich AG	1,632	139,064
EMS-Chemie Holding AG, Registered Shares	68	48,074
Evonik Industries AG	2,244	38,944
FUCHS SE	170	6,082
Givaudan SA, Registered Shares	69	280,284
Novonesis Novozymes B	3,145	192,627
Sika AG, Registered Shares	1,445	321,636
Syensqo SA	629	50,774
Symrise AG	1,207	105,005
Yara International ASA	1,462	53,423
Total Chemicals		3,015,588
Construction Materials — 0.8%
Amrize Ltd.	4,488	216,545 *
Buzzi SpA	799	43,899
Heidelberg Materials AG	1,139	256,356
Holcim AG	4,403	372,649
Total Construction Materials		889,449
Containers & Packaging — 0.0%††
SIG Group AG	2,958	30,504
Metals & Mining — 1.8%
Anglo American PLC	9,571	358,846
Antofagasta PLC	3,094	114,587
ArcelorMittal SA	3,825	137,438
Boliden AB	2,533	103,070 *
Endeavour Mining PLC	1,700	70,947
Evraz PLC	10,404	0 *(b)(c)(d)
Fresnillo PLC	1,615	51,311
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Glencore PLC	97,342	$447,656
KGHM Polska Miedz SA	1,241	54,732 *
Norsk Hydro ASA	11,509	77,974
Rio Tinto PLC	9,333	614,093
SSAB AB, Class A Shares	1,904	11,389
SSAB AB, Class B Shares	5,508	31,976
Total Metals & Mining		2,074,019
Paper & Forest Products — 0.3%
Holmen AB, Class B Shares	765	29,070
Mondi PLC	3,961	54,605
Stora Enso oyj, Class R Shares	5,338	58,557
Svenska Cellulosa AB SCA, Class B Shares	5,406	71,476
UPM-Kymmene oyj	4,726	129,219
Total Paper & Forest Products		342,927

Total Materials		6,352,487
Real Estate — 1.0%
Diversified REITs — 0.2%
British Land Co. PLC	8,874	41,598
Covivio SA	493	33,135
Land Securities Group PLC	6,681	52,347
Merlin Properties Socimi SA	3,417	51,552
Total Diversified REITs		178,632
Industrial REITs — 0.1%
Segro PLC	12,206	107,698
Warehouses De Pauw CVA	1,734	43,357
Total Industrial REITs		151,055
Office REITs — 0.0%††
Gecina SA	459	46,004
Real Estate Management & Development — 0.5%
Castellum AB	3,111	35,162
CTP NV	1,207	26,890 (a)
Deutsche Wohnen SE	476	12,109
Fastighets AB Balder	6,103	43,697 *
LEG Immobilien SE	663	52,740
PSP Swiss Property AG, Registered Shares	408	70,098
Sagax AB, Class B Shares	1,938	40,449
Sagax AB, Class D Shares	1,020	3,660
Swiss Prime Site AG, Registered Shares	680	95,122
Vonovia SE	6,324	197,285
Total Real Estate Management & Development		577,212
Residential REITs — 0.0%††
UNITE Group PLC	3,638	35,214
Retail REITs — 0.2%
Klepierre SA	1,853	72,198
Unibail-Rodamco-Westfield	918	96,475
Total Retail REITs		168,673

Total Real Estate		1,156,790
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Utilities — 4.3%
Electric Utilities — 2.3%
	Acciona SA	221	$44,378
	BKW AG	187	39,931
	EDP SA	26,979	127,974
	Elia Group SA	391	45,093
	Endesa SA	2,839	90,768
	Enel SpA	70,465	667,835
	Fortum oyj	3,774	71,417
	Iberdrola SA	60,316	1,141,382
	Redeia Corp. SA	3,655	70,604
	SSE PLC	9,962	233,559
	Terna - Rete Elettrica Nazionale	12,597	127,855
	Verbund AG	595	43,276
Total Electric Utilities			2,704,072
Gas Utilities — 0.2%
	Italgas SpA	5,576	51,333
	Naturgy Energy Group SA	850	26,427
	Snam SpA	18,581	111,740
Total Gas Utilities			189,500
Independent Power and Renewable Electricity Producers — 0.3%
	Corp. ACCIONA Energias Renovables SA	340	8,805
	EDP Renovaveis SA	2,907	38,256
	Orsted AS	1,309	23,397 *(a)
	RWE AG	5,984	265,920
Total Independent Power and Renewable Electricity Producers			336,378
Multi-Utilities — 1.4%
	A2A SpA	14,042	36,744
	Centrica PLC	43,571	97,723
	E.ON SE	20,026	376,842
	Engie SA	16,065	344,588
	Hera SpA	6,885	30,984
	National Grid PLC	44,846	644,492
	Veolia Environnement SA	5,423	184,661
Total Multi-Utilities			1,716,034
Water Utilities — 0.1%
	Severn Trent PLC	2,380	82,922
	United Utilities Group PLC	6,103	94,198
Total Water Utilities			177,120

Total Utilities			5,123,104
Total Common Stocks (Cost — $102,498,774)			117,337,857
	Rate
Preferred Stocks — 0.4%
Consumer Discretionary — 0.2%
Automobiles — 0.2%
Bayerische Motoren Werke AG	5.472%	510	47,311 (e)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Automobiles — continued
Volkswagen AG	6.916%		1,887	$203,896 (e)

Total Consumer Discretionary				251,207
Consumer Staples — 0.1%
Household Products — 0.1%
Henkel AG & Co. KGaA	2.969%		1,462	118,016 (e)

Health Care — 0.0%††
Biotechnology — 0.0%††
Grifols SA, Class B Shares	1.417%		2,380	23,980 (e)

Materials — 0.1%
Chemicals — 0.1%
FUCHS SE	3.072%		561	25,101 (e)

Total Preferred Stocks (Cost — $500,523)				418,304
		Expiration Date	Rights
Rights — 0.0%††
Financials — 0.0%††
Financial Services — 0.0%††
Sofina SA		10/3/25	136	304 *

Utilities — 0.0%††
Independent Power and Renewable Electricity Producers — 0.0%††
Orsted AS		10/3/25	19,635	19,564 *

Total Rights (Cost — $48,708)				19,868
Total Investments before Short-Term Investments (Cost — $103,048,005)				117,776,029
	Rate		Shares
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $29,551)	4.032%		29,551	29,551 (f)(g)(h)
Total Investments — 99.5% (Cost — $103,077,556)				117,805,580
Other Assets in Excess of Liabilities — 0.5%				639,947
Total Net Assets — 100.0%				$118,445,527

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	The rate shown represents the yield as of September 30, 2025.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $29,551 and the cost was $29,551 (Note 6).

(h)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
CVA	—	Certificaaten van aandelen (Share Certificates)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Europe ETF
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro Stoxx 50 Index	5	12/25	$317,499	$325,534	$8,035
FTSE 100 Index	1	12/25	124,852	126,648	1,796
Net unrealized appreciation on open futures contracts					$9,831
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 4.2%
Diversified Telecommunication Services — 3.3%
Cellnex Telecom SA	4,653	$161,230 (a)
Deutsche Telekom AG, Registered Shares	27,171	926,171
Elisa oyj	1,152	60,452
Infrastrutture Wireless Italiane SpA	2,673	31,439 (a)
Koninklijke KPN NV	31,239	150,016
Orange SA	17,208	279,230
Telecom Italia SpA	90,495	47,349 *
Telecom Italia SpA, Savings Shares	50,139	29,021 *
Telefonica SA	33,795	174,641
Telekom Austria AG	621	6,640
Total Diversified Telecommunication Services		1,866,189
Entertainment — 0.5%
Bollore SE	5,634	31,882
CTS Eventim AG & Co. KGaA	477	46,744
Universal Music Group NV	7,785	224,659
Total Entertainment		303,285
Interactive Media & Services — 0.1%
Scout24 SE	585	73,274 (a)
Media — 0.3%
Publicis Groupe SA	1,872	179,664
RTL Group SA	306	12,566
Total Media		192,230

Total Communication Services		2,434,978
Consumer Discretionary — 10.6%
Automobile Components — 0.5%
Aumovio SE	445	18,363 *
Cie Generale des Etablissements Michelin SCA	5,481	196,683
Continental AG	891	58,754
Pirelli & C SpA	3,015	20,526 (a)
Total Automobile Components		294,326
Automobiles — 2.3%
Bayerische Motoren Werke AG	2,358	236,724
Ferrari NV	981	474,441
Mercedes-Benz Group AG	6,228	391,288
Renault SA	1,575	64,402
Stellantis NV	17,748	163,995
Volkswagen AG	234	25,777
Total Automobiles		1,356,627
Broadline Retail — 1.3%
Prosus NV	10,539	742,256
Distributors — 0.1%
D’ieteren Group	171	31,987
Hotels, Restaurants & Leisure — 0.9%
Accor SA	1,818	86,087
Amadeus IT Group SA	3,600	285,525
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — continued
Delivery Hero SE	1,809	$51,885 *(a)
FDJ UNITED	927	31,043
Sodexo SA	675	42,472
Total Hotels, Restaurants & Leisure		497,012
Household Durables — 0.0%††
SEB SA	207	15,189
Specialty Retail — 1.0%
Fielmann Group AG	198	11,958
Industria de Diseno Textil SA	9,117	503,165
Zalando SE	1,917	58,587 *(a)
Total Specialty Retail		573,710
Textiles, Apparel & Luxury Goods — 4.5%
adidas AG	1,377	290,265
Brunello Cucinelli SpA	279	30,488
Hermes International SCA	281	687,754
Kering SA	579	192,226
LVMH Moet Hennessy Louis Vuitton SE	2,110	1,290,449
Moncler SpA	1,854	108,639
Total Textiles, Apparel & Luxury Goods		2,599,821

Total Consumer Discretionary		6,110,928
Consumer Staples — 5.2%
Beverages — 1.6%
Anheuser-Busch InBev SA	7,884	470,596
Davide Campari-Milano NV	4,626	29,189
Heineken Holding NV	936	64,173
Heineken NV	2,286	178,408
Pernod Ricard SA	1,575	154,601
Total Beverages		896,967
Consumer Staples Distribution & Retail — 0.8%
Carrefour SA	5,265	79,773
Jeronimo Martins SGPS SA	2,277	55,382
Kesko oyj, Class B Shares	2,178	46,321
Koninklijke Ahold Delhaize NV	7,497	303,469
Total Consumer Staples Distribution & Retail		484,945
Food Products — 1.1%
Danone SA	5,229	455,645
JDE Peet’s NV	1,278	46,851
Kerry Group PLC, Class A Shares	1,359	122,556
Lotus Bakeries NV	3	28,271
Total Food Products		653,323
Household Products — 0.1%
Henkel AG & Co. KGaA	792	58,767
Personal Care Products — 1.6%
Beiersdorf AG	864	90,353
L’Oreal SA	1,890	818,346
Total Personal Care Products		908,699

Total Consumer Staples		3,002,701
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy — 2.8%
Energy Equipment & Services — 0.1%
Tenaris SA	2,898	$51,724
Oil, Gas & Consumable Fuels — 2.7%
Eni SpA	16,083	280,931
Galp Energia SGPS SA	3,375	63,847
Koninklijke Vopak NV	468	21,468
Neste oyj	3,384	61,969
OMV AG	1,179	62,921
Repsol SA	9,477	167,756
TotalEnergies SE	15,354	933,258
Total Oil, Gas & Consumable Fuels		1,592,150

Total Energy		1,643,874
Financials — 25.6%
Banks — 15.3%
ABN AMRO Bank NV, CVA	4,239	135,727 (a)
AIB Group PLC	17,658	160,072
Banca Monte dei Paschi di Siena SpA	17,172	152,135
Banco Bilbao Vizcaya Argentaria SA	46,782	898,191
Banco BPM SpA	12,150	181,665
Banco Comercial Portugues SA	75,510	66,827
Banco de Sabadell SA	42,975	166,636
Banco Santander SA	122,562	1,277,948
Bank of Ireland Group PLC	7,938	130,720
Bankinter SA	5,148	81,085
BAWAG Group AG	648	85,277 (a)
BNP Paribas SA	8,253	749,890
BPER Banca SpA	11,466	127,127
CaixaBank SA	29,646	311,625
Commerzbank AG	6,201	233,813
Credit Agricole SA	7,668	150,645
Erste Group Bank AG	2,322	226,999
FinecoBank Banca Fineco SpA	5,031	108,800
ING Groep NV	24,552	636,833
Intesa Sanpaolo SpA	129,483	854,128
KBC Group NV	1,872	223,149
Mediobanca Banca di Credito Finanziario SpA	918	18,591
Nordea Bank Abp	27,117	445,278
Raiffeisen Bank International AG	1,035	35,681
Societe Generale SA	5,922	392,173
UniCredit SpA	12,888	976,295
Total Banks		8,827,310
Capital Markets — 1.9%
Amundi SA	477	37,776 (a)
CVC Capital Partners PLC	1,755	30,561 (a)
Deutsche Bank AG, Registered Shares	14,625	514,672
Deutsche Boerse AG	1,521	407,654
DWS Group GmbH & Co. KGaA	261	16,346 (a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Euronext NV	720	$107,780 (a)
Total Capital Markets		1,114,789
Financial Services — 1.2%
Adyen NV	219	351,249 *(a)
Banca Mediolanum SpA	1,737	34,799
Edenred SE	1,980	46,995
Eurazeo SE	333	21,931
EXOR NV	792	77,426
Groupe Bruxelles Lambert NV	648	57,904
Nexi SpA	4,977	28,164 (a)
Sofina SA	117	34,506
Wendel SE	198	18,961
Total Financial Services		671,935
Insurance — 7.2%
Aegon Ltd.	10,719	86,048
Ageas SA	1,458	100,905
Allianz SE, Registered Shares	3,186	1,337,945
ASR Nederland NV	1,287	87,376
AXA SA	14,355	685,480
Generali	8,001	314,093
Hannover Rueck SE	495	149,245
Mapfre SA	7,605	36,012
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	1,080	689,574
NN Group NV	2,142	150,759
Poste Italiane SpA	3,726	88,393 (a)
Sampo oyj, Class A Shares	19,557	224,693
SCOR SE	1,440	50,760
Talanx AG	495	65,840
Unipol Assicurazioni SpA	3,096	66,426
Total Insurance		4,133,549

Total Financials		14,747,583
Health Care — 6.4%
Biotechnology — 0.7%
Argenx SE	504	365,506 *
Grifols SA	2,394	34,670
Total Biotechnology		400,176
Health Care Equipment & Supplies — 2.0%
BioMerieux	360	48,137
Carl Zeiss Meditec AG	288	14,267
DiaSorin SpA	180	15,972
EssilorLuxottica SA	2,376	770,537
Koninklijke Philips NV	6,426	173,965
Siemens Healthineers AG	2,439	131,885 (a)
Total Health Care Equipment & Supplies		1,154,763
Health Care Providers & Services — 0.5%
Amplifon SpA	1,008	16,410
Fresenius Medical Care AG	1,746	91,622
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — continued
Fresenius SE & Co. KGaA	3,393	$188,973
NMC Health PLC	60	0 *(b)(c)(d)
Total Health Care Providers & Services		297,005
Life Sciences Tools & Services — 0.3%
Eurofins Scientific SE	927	67,292
QIAGEN NV	1,746	77,333
Sartorius Stedim Biotech	225	45,486
Total Life Sciences Tools & Services		190,111
Pharmaceuticals — 2.9%
Bayer AG, Registered Shares	8,118	269,276
Ipsen SA	288	38,442
Merck KGaA	1,071	137,735
Orion oyj, Class B Shares	864	66,140
Recordati Industria Chimica e Farmaceutica SpA	891	54,126
Sanofi SA	8,883	819,867
UCB SA	990	273,364
Total Pharmaceuticals		1,658,950

Total Health Care		3,701,005
Industrials — 20.6%
Aerospace & Defense — 6.5%
Airbus SE	4,824	1,118,902
Dassault Aviation SA	145	48,489
Hensoldt AG	495	64,153
Leonardo SpA	3,321	210,795
MTU Aero Engines AG	441	202,555
Rheinmetall AG	372	867,425
Safran SA	2,862	1,009,191
Thales SA	738	231,182
Total Aerospace & Defense		3,752,692
Air Freight & Logistics — 0.7%
Deutsche Post AG, Registered Shares	7,830	349,058
InPost SA	2,106	25,859 *
Total Air Freight & Logistics		374,917
Building Products — 0.9%
Cie de Saint-Gobain SA	3,735	402,261
Kingspan Group PLC	1,260	104,820
Total Building Products		507,081
Commercial Services & Supplies — 0.1%
SPIE SA	1,197	64,417
Construction & Engineering — 2.0%
Ackermans & van Haaren NV	171	43,802
ACS Actividades de Construccion y Servicios SA	1,467	117,213
Bouygues SA	1,548	69,700
Eiffage SA	603	77,017
Ferrovial SE	3,897	223,362
HOCHTIEF AG	126	33,726
Strabag SE	144	13,130
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
Vinci SA	4,113	$570,026
Total Construction & Engineering		1,147,976
Electrical Equipment — 4.2%
Legrand SA	2,016	333,053
Prysmian SpA	2,358	233,233
Schneider Electric SE	4,473	1,248,772
Siemens Energy AG	5,301	619,255 *
Total Electrical Equipment		2,434,313
Ground Transportation — 0.1%
Ayvens SA	2,430	29,323 (a)
Industrial Conglomerates — 2.8%
Siemens AG, Registered Shares	6,057	1,631,210
Machinery — 1.7%
Alstom SA	2,781	72,281 *
ANDRITZ AG	540	38,007
Daimler Truck Holding AG	4,212	173,318
GEA Group AG	1,215	89,726
Interpump Group SpA	603	27,618
KION Group AG	594	40,097
Knorr-Bremse AG	549	51,509
Kone oyj, Class B Shares	2,583	176,031
Metso oyj	5,724	78,590
Rational AG	43	32,791
RENK Group AG	585	60,221
Traton SE	522	16,732
Valmet oyj	1,170	38,878
Wartsila oyj Abp	3,762	112,498
Total Machinery		1,008,297
Passenger Airlines — 0.1%
Deutsche Lufthansa AG, Registered Shares	4,923	41,695
Ryanair Holdings PLC	441	12,799
Total Passenger Airlines		54,494
Professional Services — 0.7%
Bureau Veritas SA	2,862	89,586
Randstad NV	900	38,250
Teleperformance SE	441	32,821
Wolters Kluwer NV	1,917	261,625
Total Professional Services		422,282
Trading Companies & Distributors — 0.3%
Brenntag SE	1,017	60,824
IMCD NV	477	49,322
Rexel SA	1,854	60,648
Total Trading Companies & Distributors		170,794
Transportation Infrastructure — 0.5%
Aena SME SA	5,724	156,507 (a)
Aeroports de Paris SA	324	42,753
Fraport AG Frankfurt Airport Services Worldwide	297	25,667 *
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Transportation Infrastructure — continued
Getlink SE	2,835	$52,165
Total Transportation Infrastructure		277,092

Total Industrials		11,874,888
Information Technology — 12.2%
Communications Equipment — 0.4%
Nokia oyj	41,418	198,509
IT Services — 0.4%
Bechtle AG	675	31,122
Capgemini SE	1,269	184,222
Reply SpA	189	26,916
Total IT Services		242,260
Semiconductors & Semiconductor Equipment — 7.0%
ASM International NV	387	232,273
ASML Holding NV	3,249	3,161,333
BE Semiconductor Industries NV	585	87,194
Infineon Technologies AG	10,764	419,904
STMicroelectronics NV	5,292	148,302
Total Semiconductors & Semiconductor Equipment		4,049,006
Software — 4.4%
Dassault Systemes SE	5,454	182,705
Nemetschek SE	468	60,929
SAP SE	8,487	2,272,669
Total Software		2,516,303

Total Information Technology		7,006,078
Materials — 4.3%
Chemicals — 3.3%
Air Liquide SA	4,752	987,515
Akzo Nobel NV	1,395	99,331
Arkema SA	468	29,475
BASF SE	7,380	367,585
Covestro AG	1,431	98,027 *
DSM-Firmenich AG	1,503	128,072
Evonik Industries AG	2,079	36,080
FUCHS SE	207	7,406
Syensqo SA	576	46,496
Symrise AG	1,089	94,740
Total Chemicals		1,894,727
Construction Materials — 0.5%
Buzzi SpA	729	40,054
Heidelberg Materials AG	1,044	234,974
Total Construction Materials		275,028
Metals & Mining — 0.2%
ArcelorMittal SA	3,492	125,473
Evraz PLC	1,168	0 *(b)(c)(d)
Total Metals & Mining		125,473
Paper & Forest Products — 0.3%
Stora Enso oyj, Class R Shares	4,770	52,326
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Paper & Forest Products — continued
UPM-Kymmene oyj	4,284	$117,134
Total Paper & Forest Products		169,460

Total Materials		2,464,688
Real Estate — 1.0%
Diversified REITs — 0.1%
Covivio SA	450	30,245
Merlin Properties Socimi SA	3,096	46,709
Total Diversified REITs		76,954
Industrial REITs — 0.1%
Warehouses De Pauw CVA	1,530	38,256
Office REITs — 0.1%
Gecina SA	423	42,396
Real Estate Management & Development — 0.4%
CTP NV	1,062	23,659 (a)
Deutsche Wohnen SE	396	10,074
LEG Immobilien SE	612	48,683
Vonovia SE	5,769	179,971
Total Real Estate Management & Development		262,387
Retail REITs — 0.3%
Klepierre SA	1,728	67,328
Unibail-Rodamco-Westfield	846	88,908
Total Retail REITs		156,236

Total Real Estate		576,229
Utilities — 6.2%
Electric Utilities — 3.9%
Acciona SA	198	39,760
EDP SA	24,651	116,931
Elia Group SA	360	41,517
Endesa SA	2,601	83,159
Enel SpA	64,125	607,748
Fortum oyj	3,492	66,080
Iberdrola SA	55,062	1,041,959
Redeia Corp. SA	3,366	65,021
Terna - Rete Elettrica Nazionale	11,547	117,198
Verbund AG	549	39,930
Total Electric Utilities		2,219,303
Gas Utilities — 0.3%
Italgas SpA	5,067	46,647
Naturgy Energy Group SA	792	24,624
Snam SpA	17,010	102,292
Total Gas Utilities		173,563
Independent Power and Renewable Electricity Producers — 0.5%
Corp. ACCIONA Energias Renovables SA	333	8,624
EDP Renovaveis SA	2,583	33,992
RWE AG	5,499	244,367
Total Independent Power and Renewable Electricity Producers		286,983
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Multi-Utilities — 1.5%
A2A SpA			13,050	$34,148
E.ON SE			18,297	344,306
Engie SA			14,580	312,736
Hera SpA			6,345	28,554
Veolia Environnement SA			4,986	169,781
Total Multi-Utilities				889,525

Total Utilities				3,569,374
Total Common Stocks (Cost — $49,234,292)				57,132,326
	Rate
Preferred Stocks — 0.7%
Consumer Discretionary — 0.4%
Automobiles — 0.4%
Bayerische Motoren Werke AG	5.472%		468	43,415 (e)
Volkswagen AG	6.916%		1,701	183,798 (e)

Total Consumer Discretionary				227,213
Consumer Staples — 0.2%
Household Products — 0.2%
Henkel AG & Co. KGaA	2.969%		1,341	108,249 (e)

Health Care — 0.0%††
Biotechnology — 0.0%††
Grifols SA, Class B Shares	1.417%		2,115	21,310 (e)

Materials — 0.1%
Chemicals — 0.1%
FUCHS SE	3.072%		549	24,564 (e)

Total Preferred Stocks (Cost — $413,074)				381,336
		Expiration Date	Rights
Rights — 0.0%††
Financials — 0.0%††
Financial Services — 0.0%††
Sofina SA (Cost — $0)		10/3/25	117	261 *
Total Investments before Short-Term Investments (Cost — $49,647,366)				57,513,923
	Rate		Shares
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $13,330)	4.032%		13,330	13,330 (f)(g)(h)
Total Investments — 99.8% (Cost — $49,660,696)				57,527,253
Other Assets in Excess of Liabilities — 0.2%				118,247
Total Net Assets — 100.0%				$57,645,500

See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Eurozone ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	The rate shown represents the yield as of September 30, 2025.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $13,330 and the cost was $13,330 (Note 6).

(h)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
CVA	—	Certificaaten van aandelen (Share Certificates)
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro Stoxx 50 Index	1	12/25	$63,363	$65,107	$1,744
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Germany ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.5%
Communication Services — 6.7%
Diversified Telecommunication Services — 5.8%
Deutsche Telekom AG, Registered Shares	87,389	$2,978,807
Entertainment — 0.3%
CTS Eventim AG & Co. KGaA	1,519	148,854
Interactive Media & Services — 0.5%
Scout24 SE	1,860	232,974 (a)
Media — 0.1%
RTL Group SA	961	39,465

Total Communication Services		3,400,100
Consumer Discretionary — 7.2%
Automobile Components — 0.5%
Aumovio SE	1,519	62,683 *
Continental AG	2,852	188,064
Total Automobile Components		250,747
Automobiles — 4.1%
Bayerische Motoren Werke AG	7,564	759,365
Mercedes-Benz Group AG	20,057	1,260,126
Volkswagen AG	744	81,956
Total Automobiles		2,101,447
Hotels, Restaurants & Leisure — 0.3%
Delivery Hero SE	5,797	166,268 *(a)
Specialty Retail — 0.5%
Fielmann Group AG	589	35,573
Zalando SE	6,169	188,535 *(a)
Total Specialty Retail		224,108
Textiles, Apparel & Luxury Goods — 1.8%
adidas AG	4,433	934,454

Total Consumer Discretionary		3,677,024
Consumer Staples — 0.9%
Household Products — 0.4%
Henkel AG & Co. KGaA	2,542	188,620
Personal Care Products — 0.5%
Beiersdorf AG	2,759	288,522

Total Consumer Staples		477,142
Financials — 21.5%
Banks — 1.5%
Commerzbank AG	19,871	749,251
Capital Markets — 5.9%
Deutsche Bank AG, Registered Shares	47,027	1,654,939
Deutsche Boerse AG	4,898	1,312,749
DWS Group GmbH & Co. KGaA	806	50,478 (a)
Total Capital Markets		3,018,166
Insurance — 14.1%
Allianz SE, Registered Shares	10,261	4,309,055
Hannover Rueck SE	1,581	476,679
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,472	2,216,854
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Germany ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Talanx AG	1,612	$214,412
Total Insurance		7,217,000

Total Financials		10,984,417
Health Care — 5.7%
Health Care Equipment & Supplies — 0.9%
Carl Zeiss Meditec AG	899	44,535
Siemens Healthineers AG	7,843	424,098 (a)
Total Health Care Equipment & Supplies		468,633
Health Care Providers & Services — 1.8%
Fresenius Medical Care AG	5,580	292,813
Fresenius SE & Co. KGaA	10,943	609,471
Total Health Care Providers & Services		902,284
Life Sciences Tools & Services — 0.5%
QIAGEN NV	5,642	249,893
Pharmaceuticals — 2.5%
Bayer AG, Registered Shares	26,102	865,810
Merck KGaA	3,441	442,525
Total Pharmaceuticals		1,308,335

Total Health Care		2,929,145
Industrials — 27.5%
Aerospace & Defense — 7.1%
Hensoldt AG	1,612	208,919
MTU Aero Engines AG	1,426	654,973
Rheinmetall AG	1,197	2,791,149
Total Aerospace & Defense		3,655,041
Air Freight & Logistics — 2.2%
Deutsche Post AG, Registered Shares	25,172	1,122,155
Construction & Engineering — 0.2%
HOCHTIEF AG	403	107,869
Electrical Equipment — 3.9%
Siemens Energy AG	17,050	1,991,755 *
Industrial Conglomerates — 10.3%
Siemens AG, Registered Shares	19,499	5,251,275
Machinery — 2.9%
Daimler Truck Holding AG	13,454	553,612
GEA Group AG	3,875	286,164
KION Group AG	1,860	125,557
Knorr-Bremse AG	1,736	162,878
Rational AG	141	107,523
RENK Group AG	1,891	194,663
Traton SE	1,643	52,664
Total Machinery		1,483,061
Passenger Airlines — 0.3%
Deutsche Lufthansa AG, Registered Shares	15,810	133,901
Trading Companies & Distributors — 0.4%
Brenntag SE	3,255	194,673
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Germany ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Transportation Infrastructure — 0.2%
	Fraport AG Frankfurt Airport Services Worldwide	961	$83,051 *

Total Industrials			14,022,781
Information Technology — 17.5%
IT Services — 0.2%
	Bechtle AG	2,170	100,052
Semiconductors & Semiconductor Equipment — 2.6%
	Infineon Technologies AG	34,503	1,345,962
Software — 14.7%
	Nemetschek SE	1,519	197,758
	SAP SE	27,280	7,305,105
Total Software			7,502,863

Total Information Technology			8,948,877
Materials — 5.3%
Chemicals — 3.8%
	BASF SE	23,715	1,181,203
	Covestro AG	4,588	314,290 *
	Evonik Industries AG	6,541	113,517
	FUCHS SE	682	24,401
	Symrise AG	3,534	307,447
Total Chemicals			1,940,858
Construction Materials — 1.5%
	Heidelberg Materials AG	3,348	753,538

Total Materials			2,694,396
Real Estate — 1.5%
Real Estate Management & Development — 1.5%
	Deutsche Wohnen SE	1,271	32,333
	LEG Immobilien SE	1,984	157,822
	Vonovia SE	18,569	579,283

Total Real Estate			769,438
Utilities — 3.7%
Independent Power and Renewable Electricity Producers — 1.5%
	RWE AG	17,670	785,228
Multi-Utilities — 2.2%
	E.ON SE	58,900	1,108,358

Total Utilities			1,893,586
Total Common Stocks (Cost — $46,585,431)			49,796,906
	Rate
Preferred Stocks — 2.3%
Consumer Discretionary — 1.4%
Automobiles — 1.4%
Bayerische Motoren Werke AG	5.472%	1,488	138,036 (b)
Volkswagen AG	6.916%	5,487	592,887 (b)

Total Consumer Discretionary			730,923
Consumer Staples — 0.7%
Household Products — 0.7%
Henkel AG & Co. KGaA	2.969%	4,309	347,833 (b)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Germany ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Materials — 0.2%
Chemicals — 0.2%
FUCHS SE	3.072%	1,736	$77,676 (b)

Total Preferred Stocks (Cost — $1,387,713)			1,156,432
Total Investments before Short-Term Investments (Cost — $47,973,144)			50,953,338

Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $954)	4.032%	954	954 (c)(d)(e)
Total Investments — 99.8% (Cost — $47,974,098)			50,954,292
Other Assets in Excess of Liabilities — 0.2%			90,430
Total Net Assets — 100.0%			$51,044,722

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of September 30, 2025.
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $954 and the cost was $954 (Note 6).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Micro Dax Index	3	12/25	$82,787	$84,639	$1,852
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 101.3%
Communication Services — 4.6%
Diversified Telecommunication Services — 0.4%
Indus Towers Ltd.	1,874,165	$7,237,980 *
Tata Communications Ltd.	158,234	2,875,126
Tata Teleservices Maharashtra Ltd.	738,762	457,791 *
Total Diversified Telecommunication Services		10,570,897
Interactive Media & Services — 0.3%
Info Edge India Ltd.	492,860	7,267,831
Media — 0.1%
Sun TV Network Ltd.	121,918	718,762
Zee Entertainment Enterprises Ltd.	1,271,060	1,608,639
Total Media		2,327,401
Wireless Telecommunication Services — 3.8%
Bharti Airtel Ltd.	3,879,327	82,070,396
Bharti Airtel PP Ltd.	239,945	3,804,205
Bharti Hexacom Ltd.	106,354	1,988,161
Vodafone Idea Ltd.	36,868,522	3,375,890 *
Total Wireless Telecommunication Services		91,238,652

Total Communication Services		111,404,781
Consumer Discretionary — 12.9%
Automobile Components — 1.7%
Balkrishna Industries Ltd.	115,433	2,983,437
Bharat Forge Ltd.	365,754	4,994,328
Bosch Ltd.	12,302	5,285,127
Endurance Technologies Ltd.	49,286	1,523,952 (a)
Exide Industries Ltd.	591,432	2,602,830
MRF Ltd.	3,101	5,092,850
Samvardhana Motherson International Ltd.	6,211,945	7,391,612
Sona Blw Precision Forgings Ltd.	623,857	2,893,082 (a)
Tube Investments of India Ltd.	151,749	5,292,575
UNO Minda Ltd.	251,618	3,680,663
Total Automobile Components		41,740,456
Automobiles — 6.7%
Bajaj Auto Ltd.	94,681	9,254,428
Eicher Motors Ltd.	189,362	14,940,806
Hero MotoCorp Ltd.	182,877	11,271,635
Hyundai Motor India Ltd.	197,144	5,738,328
Mahindra & Mahindra Ltd.	1,316,455	50,811,519
Maruti Suzuki India Ltd.	185,471	33,483,011
Tata Motors Ltd.	2,911,765	22,306,683
TVS Motor Co. Ltd.	332,032	12,859,269
Total Automobiles		160,665,679
Broadline Retail — 0.2%
Vishal Mega Mart Ltd.	2,923,438	4,906,269 *
Hotels, Restaurants & Leisure — 1.9%
Eternal Ltd.	6,365,676	23,336,600 *
Indian Hotels Co. Ltd.	1,191,943	9,669,655
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — continued
ITC Hotels Ltd.	1,369,632	$3,505,808 *
Jubilant Foodworks Ltd.	517,503	3,598,500
Swiggy Ltd.	1,361,850	6,487,246 *
Total Hotels, Restaurants & Leisure		46,597,809
Household Durables — 0.4%
Dixon Technologies India Ltd.	46,692	8,583,371
Whirlpool of India Ltd.	84,305	1,131,046
Total Household Durables		9,714,417
Specialty Retail — 0.8%
FSN E-Commerce Ventures Ltd.	1,614,765	4,226,201 *
Metro Brands Ltd.	67,444	980,113
Trent Ltd.	256,806	13,528,854
Total Specialty Retail		18,735,168
Textiles, Apparel & Luxury Goods — 1.2%
Bata India Ltd.	90,790	1,191,259
Kalyan Jewellers India Ltd.	551,225	2,820,419
Page Industries Ltd.	8,177	3,746,885
Relaxo Footwears Ltd.	105,057	527,659
Titan Co. Ltd.	520,097	19,722,843
Vedant Fashions Ltd.	86,899	675,461
Total Textiles, Apparel & Luxury Goods		28,684,526

Total Consumer Discretionary		311,044,324
Consumer Staples — 6.2%
Beverages — 0.7%
United Breweries Ltd.	98,572	1,999,222
United Spirits Ltd.	413,743	6,171,050
Varun Beverages Ltd.	1,893,620	9,462,902
Total Beverages		17,633,174
Consumer Staples Distribution & Retail — 0.5%
Avenue Supermarts Ltd.	207,520	10,460,053 *(a)
Food Products — 1.9%
AWL Agri Business Ltd.	466,920	1,375,433 *
Britannia Industries Ltd.	167,313	11,289,405
Marico Ltd.	745,775	5,857,764
Nestle India Ltd.	1,016,848	13,203,520
Patanjali Foods Ltd.	466,920	3,028,002
Tata Consumer Products Ltd.	918,276	11,679,510
Total Food Products		46,433,634
Personal Care Products — 2.2%
Colgate-Palmolive India Ltd.	189,362	4,739,768
Dabur India Ltd.	832,674	4,607,484
Emami Ltd.	269,776	1,635,420
Godrej Consumer Products Ltd.	561,601	7,380,802
Hindustan Unilever Ltd.	1,255,496	35,554,270
Total Personal Care Products		53,917,744
Tobacco — 0.9%
Godfrey Phillips India Ltd.	58,365	2,224,461
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — continued
ITC Ltd.	4,267,130	$19,298,234
Total Tobacco		21,522,695

Total Consumer Staples		149,967,300
Energy — 8.7%
Oil, Gas & Consumable Fuels — 8.7%
Bharat Petroleum Corp. Ltd.	2,795,035	10,692,049
Coal India Ltd.	3,226,936	14,172,333
Hindustan Petroleum Corp. Ltd.	1,341,098	6,697,277
Indian Oil Corp. Ltd.	5,320,294	8,975,538
Mangalore Refinery & Petrochemicals Ltd.	239,945	358,855
Oil & Natural Gas Corp. Ltd.	5,486,310	14,798,848
Oil India Ltd.	775,606	3,614,712
Petronet LNG Ltd.	1,069,040	3,356,826
Reliance Industries Ltd.	9,634,116	148,002,244

Total Energy		210,668,682
Financials — 28.4%
Banks — 18.1%
AU Small Finance Bank Ltd.	517,503	4,262,947 (a)
Axis Bank Ltd.	3,245,094	41,358,262
Bandhan Bank Ltd.	1,131,800	2,067,709 (a)
Bank of Baroda	1,465,610	4,267,644
Bank of India	1,303,485	1,811,751
Bank of Maharashtra	2,208,791	1,392,610
Canara Bank	2,582,327	3,597,975
Central Bank of India Ltd.	1,216,586	517,663
Federal Bank Ltd.	2,566,763	5,577,346
HDFC Bank Ltd.	16,025,732	171,648,673
ICICI Bank Ltd.	7,460,344	113,263,715
IDBI Bank Ltd.	822,298	846,667
IDFC First Bank Ltd.	5,076,458	3,989,069
Indian Bank	382,615	3,234,972
Indian Overseas Bank	1,469,501	654,408 *
IndusInd Bank Ltd.	277,558	2,299,365 *
Kotak Mahindra Bank Ltd.	1,548,618	34,755,879
Punjab National Bank	3,260,658	4,143,543
RBL Bank Ltd.	627,748	1,960,194 (a)
State Bank of India	2,608,267	25,629,177
Union Bank of India Ltd.	2,173,772	3,391,073
Yes Bank Ltd.	26,185,133	6,266,943 *
Total Banks		436,937,585
Capital Markets — 1.3%
360 ONE WAM Ltd.	329,438	3,799,406
Authum Investment & Infrastucture Ltd.	31,128	1,080,573
BSE Ltd.	284,043	6,526,779
Central Depository Services India Ltd.	145,264	2,386,362
CRISIL Ltd.	27,237	1,360,980
HDFC Asset Management Co. Ltd.	138,779	8,647,434 (a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Motilal Oswal Financial Services Ltd.	204,926	$2,062,444
Multi Commodity Exchange of India Ltd.	35,019	3,074,805
Nippon Life India Asset Management Ltd.	239,945	2,346,651 (a)
Total Capital Markets		31,285,434
Consumer Finance — 3.7%
Bajaj Finance Ltd.	3,981,790	44,796,329
Cholamandalam Financial Holdings Ltd.	130,997	2,781,088
Cholamandalam Investment and Finance Co. Ltd.	591,432	10,729,723
Mahindra & Mahindra Financial Services Ltd.	914,385	2,835,158
Muthoot Finance Ltd.	153,046	5,304,026
Poonawalla Fincorp Ltd.	368,348	2,064,338 *
SBI Cards & Payment Services Ltd.	418,931	4,137,704
Shriram Finance Ltd.	1,761,326	12,221,739
Sundaram Finance Ltd.	95,978	4,768,700
Total Consumer Finance		89,638,805
Financial Services — 3.1%
Aditya Birla Capital Ltd.	896,227	2,950,959 *
Bajaj Finserv Ltd.	544,740	12,309,739
Bajaj Holdings & Investment Ltd.	37,613	5,188,117
Bajaj Housing Finance Ltd.	1,334,613	1,653,597 *
Housing & Urban Development Corp. Ltd.	704,271	1,773,830
Indian Railway Finance Corp. Ltd.	2,542,120	3,536,228 (a)
Indian Renewable Energy Development Agency Ltd.	1,114,123	1,865,890 *
Jio Financial Services Ltd.	4,433,146	14,639,224
L&T Finance Ltd.	1,149,142	3,226,288
LIC Housing Finance Ltd.	408,555	2,599,806
One 97 Communications Ltd.	486,375	6,156,053 *
Piramal Finance Ltd.	163,422	2,069,170 (b)
Power Finance Corp. Ltd.	2,067,418	9,552,542
REC Ltd.	1,775,593	7,456,236
Total Financial Services		74,977,679
Insurance — 2.2%
General Insurance Corp. of India	442,690	1,838,045 (a)
HDFC Life Insurance Co. Ltd.	1,334,613	11,370,450 (a)
ICICI Lombard General Insurance Co. Ltd.	338,517	7,205,073 (a)
ICICI Prudential Life Insurance Co. Ltd.	517,503	3,469,108 (a)
Max Financial Services Ltd.	369,645	6,560,781 *
New India Assurance Co. Ltd.	320,359	682,292 (a)
PB Fintech Ltd.	479,890	9,199,057 *
SBI Life Insurance Co. Ltd.	608,293	12,267,426 (a)
Star Health & Allied Insurance Co. Ltd.	321,656	1,618,446 *
Total Insurance		54,210,678

Total Financials		687,050,181
Health Care — 6.2%
Biotechnology — 0.1%
Biocon Ltd.	830,080	3,187,986
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — 1.5%
Apollo Hospitals Enterprise Ltd.	141,373	$11,796,906
Dr Lal PathLabs Ltd.	50,583	1,776,383 (a)
Fortis Healthcare Ltd.	695,192	7,593,273
Max Healthcare Institute Ltd.	1,053,164	13,221,967
Narayana Hrudayalaya Ltd.	95,978	1,878,294
Total Health Care Providers & Services		36,266,823
Life Sciences Tools & Services — 0.6%
Divi’s Laboratories Ltd.	180,283	11,552,366
Syngene International Ltd.	255,509	1,792,387 (a)
Total Life Sciences Tools & Services		13,344,753
Pharmaceuticals — 4.0%
Ajanta Pharma Ltd.	59,662	1,616,924
Alkem Laboratories Ltd.	55,771	3,407,613
Aurobindo Pharma Ltd.	389,100	4,749,988
Cipla Ltd.	789,873	13,373,497
Dr Reddy’s Laboratories Ltd.	852,129	11,744,171
GlaxoSmithKline Pharmaceuticals Ltd.	59,662	1,787,197
Glenmark Pharmaceuticals Ltd.	201,035	4,421,293
Ipca Laboratories Ltd.	193,253	2,914,398
Laurus Labs Ltd.	518,800	4,918,707 (a)
Lupin Ltd.	342,408	7,370,803
Mankind Pharma Ltd.	160,828	4,411,919
Sun Pharmaceutical Industries Ltd.	1,508,411	27,085,184
Torrent Pharmaceuticals Ltd.	151,749	6,158,235
Zydus Lifesciences Ltd.	352,784	3,901,380
Total Pharmaceuticals		97,861,309

Total Health Care		150,660,871
Industrials — 9.9%
Aerospace & Defense — 1.8%
Bharat Dynamics Ltd.	129,700	2,181,223
Bharat Electronics Ltd.	5,059,597	23,018,955
Hindustan Aeronautics Ltd.	269,776	14,421,779
Mazagon Dock Shipbuilders Ltd.	108,948	3,388,491
Total Aerospace & Defense		43,010,448
Building Products — 0.3%
Astral Ltd.	170,749	2,627,714
Blue Star Ltd.	178,986	3,791,839
Total Building Products		6,419,553
Commercial Services & Supplies — 0.1%
Indian Railway Catering & Tourism Corp. Ltd.	428,010	3,376,308
Construction & Engineering — 2.0%
IRB Infrastructure Developers Ltd.	2,805,411	1,301,459
Larsen & Toubro Ltd.	954,592	39,338,904
Rail Vikas Nigam Ltd.	806,734	3,084,240
Voltas Ltd.	325,547	4,962,654
Total Construction & Engineering		48,687,257
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — 2.1%
ABB India Ltd.	73,929	$4,315,819
Bharat Heavy Electricals Ltd.	1,818,394	4,883,457
CG Power & Industrial Solutions Ltd.	929,949	7,760,507
GE Vernova T&D India Ltd.	175,095	5,838,226
Havells India Ltd.	322,953	5,463,253
Hitachi Energy India Ltd.	18,158	3,681,347
KEI Industries Ltd.	85,602	3,916,498
Polycab India Ltd.	71,335	5,853,746
Suzlon Energy Ltd.	15,404,469	9,550,940 *
Total Electrical Equipment		51,263,793
Ground Transportation — 0.1%
Container Corp. of India Ltd.	487,976	2,889,756
Industrial Conglomerates — 0.4%
3M India Ltd.	3,891	1,290,372
Apar Industries Ltd.	23,346	2,152,416
Godrej Industries Ltd.	62,256	842,596 *
Siemens Ltd.	124,512	4,388,202
Total Industrial Conglomerates		8,673,586
Machinery — 1.0%
AIA Engineering Ltd.	42,801	1,471,856
Ashok Leyland Ltd.	4,012,918	6,448,148
Cochin Shipyard Ltd.	114,136	2,300,492 (a)
Cummins India Ltd.	191,956	8,488,860
Escorts Kubota Ltd.	38,910	1,510,408
Schaeffler India Ltd.	57,068	2,705,160
Thermax Ltd.	41,504	1,481,946
Total Machinery		24,406,870
Passenger Airlines — 0.7%
InterGlobe Aviation Ltd.	267,182	16,834,900 (a)
Professional Services — 0.1%
L&T Technology Services Ltd.	37,735	1,748,397 (a)
Trading Companies & Distributors — 0.4%
Adani Enterprises Ltd.	368,348	10,395,948
Transportation Infrastructure — 0.9%
Adani Ports & Special Economic Zone Ltd.	1,042,788	16,483,541
GMR Airports Ltd.	3,696,450	3,630,307 *
JSW Infrastructure Ltd.	477,296	1,694,669
Total Transportation Infrastructure		21,808,517

Total Industrials		239,515,333
Information Technology — 9.4%
Electronic Equipment, Instruments & Components — 0.2%
Honeywell Automation India Ltd.	3,018	1,226,897
Kaynes Technology India Ltd.	37,613	2,987,393 *
Total Electronic Equipment, Instruments & Components		4,214,290
IT Services — 8.6%
Coforge Ltd.	451,356	8,087,820
HCL Technologies Ltd.	1,490,253	23,247,871
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
Hexaware Technologies Ltd.	166,016	$1,253,692
Infosys Ltd.	4,985,668	80,959,988
LTIMindtree Ltd.	131,426	7,634,183 (a)
Mphasis Ltd.	155,640	4,653,665
Persistent Systems Ltd.	146,561	7,960,360
Tata Consultancy Services Ltd.	1,446,155	47,045,083
Tata Technologies Ltd.	234,757	1,770,154
Tech Mahindra Ltd.	876,772	13,827,696
Wipro Ltd.	4,005,136	10,797,645
Total IT Services		207,238,157
Semiconductors & Semiconductor Equipment — 0.2%
Premier Energies Ltd.	163,422	1,880,235 (a)
WAAREE Energies Ltd.	111,542	4,181,345 *
Total Semiconductors & Semiconductor Equipment		6,061,580
Software — 0.4%
KPIT Technologies Ltd.	210,114	2,597,651
Oracle Financial Services Software Ltd.	32,725	3,097,106
Tata Elxsi Ltd.	48,726	2,868,503
Total Software		8,563,260

Total Information Technology		226,077,287
Materials — 9.2%
Chemicals — 2.7%
Aarti Industries Ltd.	285,784	1,206,689
Asian Paints Ltd.	570,680	15,104,368
Bayer CropScience Ltd.	16,861	913,515
Berger Paints India Ltd.	342,408	1,986,835
Castrol India Ltd.	687,410	1,545,630
Coromandel International Ltd.	167,313	4,236,872
Deepak Nitrite Ltd.	95,978	1,983,688
Gujarat Fluorochemicals Ltd.	50,583	2,112,336
Kansai Nerolac Paints Ltd.	295,039	822,027
Linde India Ltd.	27,237	1,915,881
PI Industries Ltd.	115,433	4,567,852
Pidilite Industries Ltd.	443,574	7,333,887
Solar Industries India Ltd.	35,019	5,255,882
SRF Ltd.	201,035	6,393,179
Supreme Industries Ltd.	85,602	4,068,153
UPL Ltd.	717,241	5,297,593
Total Chemicals		64,744,387
Construction Materials — 2.5%
ACC Ltd.	115,433	2,372,267
Ambuja Cements Ltd.	1,136,172	7,293,280
Dalmia Bharat Ltd.	105,057	2,635,277
Grasim Industries Ltd.	501,939	15,585,259
JK Cement Ltd.	50,583	3,589,113
Shree Cement Ltd.	13,831	4,558,733
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction Materials — continued
UltraTech Cement Ltd.	168,610	$23,209,601
Total Construction Materials		59,243,530
Metals & Mining — 4.0%
APL Apollo Tubes Ltd.	250,321	4,753,600
Hindalco Industries Ltd.	2,046,666	17,563,680
Hindustan Zinc Ltd.	611,711	3,323,844
Jindal Stainless Ltd.	424,119	3,524,025
Jindal Steel Ltd.	525,285	6,293,274
JSW Steel Ltd.	1,236,041	15,907,692
Lloyds Metals & Energy Ltd.	140,076	1,932,599
National Aluminium Co. Ltd.	1,268,466	3,055,419
NMDC Ltd.	4,929,897	4,239,249
Steel Authority of India Ltd.	2,054,448	3,111,680
Tata Steel Ltd.	11,717,098	22,271,905
Vedanta Ltd.	2,268,453	11,900,668
Total Metals & Mining		97,877,635

Total Materials		221,865,552
Real Estate — 1.4%
Office REITs — 0.2%
Embassy Office Parks REIT	1,246,417	5,923,056
Real Estate Management & Development — 1.2%
DLF Ltd.	898,821	7,217,799
Godrej Properties Ltd.	199,738	4,428,986 *
Lodha Developers Ltd.	391,694	5,010,613 (a)
Oberoi Realty Ltd.	166,016	2,958,189
Phoenix Mills Ltd.	264,588	4,635,347
Prestige Estates Projects Ltd.	221,787	3,772,106
Total Real Estate Management & Development		28,023,040

Total Real Estate		33,946,096
Utilities — 4.4%
Electric Utilities — 1.6%
Adani Energy Solutions Ltd.	411,149	4,039,078 *
Power Grid Corp. of India Ltd.	6,370,864	20,108,794
SJVN Ltd.	1,002,581	1,019,872
Tata Power Co. Ltd.	2,376,104	10,400,786
Torrent Power Ltd.	269,776	3,703,509
Total Electric Utilities		39,272,039
Gas Utilities — 0.6%
Adani Total Gas Ltd.	315,171	2,219,610
GAIL India Ltd.	3,797,616	7,540,164
Gujarat Gas Ltd.	242,539	1,173,377
Indraprastha Gas Ltd.	997,393	2,342,598
Total Gas Utilities		13,275,749
Independent Power and Renewable Electricity Producers — 2.2%
Adani Green Energy Ltd.	387,803	4,484,977 *
Adani Power Ltd.	7,399,385	12,054,692 *
JSW Energy Ltd.	757,448	4,528,629
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Independent Power and Renewable Electricity Producers — continued
NHPC Ltd.		4,379,969	$4,258,185
NLC India Ltd.		485,078	1,558,784
NTPC Green Energy Ltd.		1,245,120	1,363,214 *
NTPC Ltd.		6,736,618	25,830,768
Total Independent Power and Renewable Electricity Producers			54,079,249

Total Utilities			106,627,037
Total Common Stocks (Cost — $2,276,045,225)			2,448,827,444
	Rate
Preferred Stocks — 0.0%††
Consumer Discretionary — 0.0%††
Automobiles — 0.0%††
TVS Motor Co. Ltd. (Cost — $0)	—	1,254,400	0 *(b)(c)(d)
Total Investments before Short-Term Investments (Cost — $2,276,045,225)			2,448,827,444

Short-Term Investments — 0.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $4,383,320)	4.032%	4,383,320	4,383,320 (e)(f)(g)
Total Investments — 101.5% (Cost — $2,280,428,545)			2,453,210,764
Liabilities in Excess of Other Assets — (1.5)%			(36,559,812)
Total Net Assets — 100.0%			$2,416,650,952

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $4,383,320 and the cost was $4,383,320 (Note 6).

(g)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
IFSC NIFTY 50 Index	226	10/25	$11,331,875	$11,192,198	$(139,677)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.0%
Communication Services — 7.7%
Diversified Telecommunication Services — 0.6%
Internet Initiative Japan Inc.	45,600	$808,502
NTT Inc.	12,494,400	13,087,881
U-Next Holdings Co. Ltd.	22,800	333,158
Total Diversified Telecommunication Services		14,229,541
Entertainment — 2.5%
Capcom Co. Ltd.	148,200	4,037,029
Koei Tecmo Holdings Co. Ltd.	45,600	594,373
Konami Group Corp.	43,100	6,230,728
Nexon Co. Ltd.	182,400	4,010,243
Nintendo Co. Ltd.	456,000	39,537,394
Square Enix Holdings Co. Ltd.	136,800	2,947,473
Toei Animation Co. Ltd.	22,800	470,867
Toho Co. Ltd.	45,600	2,933,270
Total Entertainment		60,761,377
Interactive Media & Services — 0.2%
Kakaku.com Inc.	57,000	979,944
LY Corp.	1,162,800	3,748,580
Total Interactive Media & Services		4,728,524
Media — 0.4%
CyberAgent Inc.	182,400	2,193,469
Dentsu Group Inc.	91,200	1,999,564
Fuji Media Holdings Inc.	22,800	540,802
Hakuhodo DY Holdings Inc.	102,600	825,677
Kadokawa Corp.	45,600	1,113,716
Nippon Television Holdings Inc.	22,800	609,194
SKY Perfect JSAT Holdings Inc.	57,000	538,409
TBS Holdings Inc.	11,400	433,661
Total Media		8,254,492
Wireless Telecommunication Services — 4.0%
KDDI Corp.	1,254,000	20,043,112
SoftBank Corp.	12,836,400	18,921,924
SoftBank Group Corp.	444,600	56,250,472
Total Wireless Telecommunication Services		95,215,508

Total Communication Services		183,189,442
Consumer Discretionary — 17.3%
Automobile Components — 2.2%
Aisin Corp.	228,000	3,952,196
Bridgestone Corp.	250,800	11,629,335
Denso Corp.	820,800	11,868,629
GS Yuasa Corp.	45,600	1,080,678
JTEKT Corp.	91,200	908,079
Koito Manufacturing Co. Ltd.	79,800	1,211,441
NHK Spring Co. Ltd.	68,400	1,030,967
Nifco Inc.	34,200	1,035,136
Niterra Co. Ltd.	79,800	3,087,498
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobile Components — continued
NOK Corp.	34,200	$601,861
Stanley Electric Co. Ltd.	45,600	922,899
Sumitomo Electric Industries Ltd.	342,000	9,767,790
Sumitomo Rubber Industries Ltd.	79,800	971,800
Toyo Tire Corp.	57,000	1,517,195
Toyoda Gosei Co. Ltd.	34,200	852,655
Toyota Boshoku Corp.	34,200	568,398
TS Tech Co. Ltd.	34,200	430,843
Yokohama Rubber Co. Ltd.	57,000	2,116,972
Total Automobile Components		53,554,372
Automobiles — 5.8%
Honda Motor Co. Ltd.	1,778,400	18,436,066
Isuzu Motors Ltd.	239,400	3,030,493
Mazda Motor Corp.	262,200	1,919,208
Mitsubishi Motors Corp.	285,000	775,773
Nissan Motor Co. Ltd.	969,000	2,386,987 *
Subaru Corp.	262,200	5,379,463
Suzuki Motor Corp.	798,000	11,674,029
Toyota Motor Corp.	4,810,800	92,821,712
Yamaha Motor Co. Ltd.	410,400	3,084,565
Total Automobiles		139,508,296
Broadline Retail — 0.9%
Isetan Mitsukoshi Holdings Ltd.	148,200	2,742,531
Izumi Co. Ltd.	22,800	504,059
J Front Retailing Co. Ltd.	102,600	1,715,963
Mercari Inc.	45,600	702,750 *
Pan Pacific International Holdings Corp.	855,000	5,644,615
Rakuten Group Inc.	649,800	4,223,469 *
Ryohin Keikaku Co. Ltd.	216,600	4,319,240
Takashimaya Co. Ltd.	125,400	1,439,232
Total Broadline Retail		21,291,859
Distributors — 0.0%††
PALTAC Corp.	11,400	357,473
Hotels, Restaurants & Leisure — 1.1%
Food & Life Cos. Ltd.	45,600	2,388,917
Heiwa Corp.	22,800	324,821
McDonald’s Holdings Co. Japan Ltd.	34,200	1,438,074
Metaplanet Inc.	444,600	1,731,015 *
Oriental Land Co. Ltd.	478,800	11,564,340
Resorttrust Inc.	79,800	1,014,757
Round One Corp.	79,800	706,224
Skylark Holdings Co. Ltd.	102,600	2,125,154
Toridoll Holdings Corp.	22,800	741,346
Zensho Holdings Co. Ltd.	45,600	2,986,378
Total Hotels, Restaurants & Leisure		25,021,026
Household Durables — 4.5%
Casio Computer Co. Ltd.	91,200	750,917
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
Haseko Corp.	114,000	$1,950,239
Iida Group Holdings Co. Ltd.	68,400	1,093,724
Nikon Corp.	136,800	1,597,860
Open House Group Co. Ltd.	34,200	1,772,699
Panasonic Holdings Corp.	1,014,600	11,060,744
Rinnai Corp.	45,600	1,082,531
Sekisui House Ltd.	273,600	6,237,676
Sharp Corp.	114,000	640,611 *
Sony Group Corp.	2,724,600	78,573,121
Sumitomo Forestry Co. Ltd.	216,600	2,583,478
Total Household Durables		107,343,600
Leisure Products — 0.7%
Bandai Namco Holdings Inc.	250,800	8,363,679
Sankyo Co. Ltd.	79,800	1,389,482
Sega Sammy Holdings Inc.	68,400	1,443,169
Shimano Inc.	34,200	3,844,128
Tomy Co. Ltd.	34,200	741,037
Yamaha Corp.	171,000	1,139,460
Total Leisure Products		16,920,955
Specialty Retail — 1.7%
ABC-Mart Inc.	45,600	905,763
Bic Camera Inc.	45,600	505,140
Fast Retailing Co. Ltd.	79,800	24,336,879
K’s Holdings Corp.	57,000	616,759
Nitori Holdings Co. Ltd.	171,000	3,303,981
Sanrio Co. Ltd.	91,200	4,292,455
Shimamura Co. Ltd.	22,800	1,526,690
USS Co. Ltd.	171,000	1,965,484
Workman Co. Ltd.	11,400	481,674
Yamada Holdings Co. Ltd.	250,800	824,311
ZOZO Inc.	182,400	1,679,683
Total Specialty Retail		40,438,819
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp.	296,400	7,771,004
Goldwin Inc.	34,200	583,335
Total Textiles, Apparel & Luxury Goods		8,354,339

Total Consumer Discretionary		412,790,739
Consumer Staples — 5.4%
Beverages — 0.8%
Asahi Group Holdings Ltd.	672,600	8,086,138
Coca-Cola Bottlers Japan Holdings Inc.	57,000	1,016,996
Ito En Ltd.	22,800	537,406
Kirin Holdings Co. Ltd.	364,800	5,353,990
Sapporo Holdings Ltd.	34,200	1,711,563
Suntory Beverage & Food Ltd.	57,000	1,785,049
Takara Holdings Inc.	79,800	943,162
Total Beverages		19,434,304
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — 1.6%
Aeon Co. Ltd.	1,117,200	$13,578,725
Cosmos Pharmaceutical Corp.	16,980	993,379
Kobe Bussan Co. Ltd.	57,000	1,568,528
Kusuri no Aoki Holdings Co. Ltd.	22,800	618,302
MatsukiyoCocokara & Co.	159,600	3,246,358
Seven & i Holdings Co. Ltd.	1,003,200	13,524,537
Sugi Holdings Co. Ltd.	45,600	1,101,057
Sundrug Co. Ltd.	34,200	1,004,336
Tsuruha Holdings Inc.	68,400	1,096,503
Welcia Holdings Co. Ltd.	34,200	625,250
Yaoko Co. Ltd.	11,400	744,433 (a)(b)
Total Consumer Staples Distribution & Retail		38,101,408
Food Products — 1.5%
Ajinomoto Co. Inc.	433,200	12,454,665
Calbee Inc.	34,200	661,375
Ezaki Glico Co. Ltd.	22,800	781,639
Fuji Oil Co. Ltd.	22,800	554,079
House Foods Group Inc.	22,800	447,787
Itoham Yonekyu Holdings Inc.	11,400	439,219
Kagome Co. Ltd.	34,200	666,701
Kewpie Corp.	45,600	1,247,103
Kikkoman Corp.	330,600	2,809,378
Kotobuki Spirits Co. Ltd.	45,600	560,409
MEIJI Holdings Co. Ltd	114,000	2,366,686
Morinaga & Co. Ltd.	34,200	606,608
Morinaga Milk Industry Co. Ltd.	34,200	802,172
NH Foods Ltd.	45,600	1,810,600
Nichirei Corp.	79,800	938,029
Nisshin Seifun Group Inc.	102,600	1,261,615
Nissin Foods Holdings Co. Ltd.	91,200	1,720,440
Toyo Suisan Kaisha Ltd.	40,200	2,878,525
Yakult Honsha Co. Ltd.	102,600	1,675,322
Yamazaki Baking Co. Ltd.	57,000	1,270,569
Total Food Products		35,952,921
Household Products — 0.2%
Lion Corp.	114,000	1,192,220
Unicharm Corp.	535,800	3,480,695
Total Household Products		4,672,915
Personal Care Products — 0.6%
Kao Corp.	205,200	8,963,302
Kobayashi Pharmaceutical Co. Ltd.	22,800	828,726
Kose Corp.	14,880	597,376
Pola Orbis Holdings Inc.	34,200	309,267
Rohto Pharmaceutical Co. Ltd.	91,200	1,535,490
Shiseido Co. Ltd.	182,400	3,120,999
Total Personal Care Products		15,355,160
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — 0.7%
Japan Tobacco Inc.	501,600	$16,513,385

Total Consumer Staples		130,030,093
Energy — 0.9%
Energy Equipment & Services — 0.1%
Modec Inc.	22,800	1,276,744
Oil, Gas & Consumable Fuels — 0.8%
Cosmo Energy Holdings Co. Ltd.	49,400	1,197,829
ENEOS Holdings Inc.	1,174,200	7,472,868
Idemitsu Kosan Co. Ltd.	353,400	2,431,218
Inpex Corp.	399,000	7,221,634
Iwatani Corp.	79,800	873,729
Total Oil, Gas & Consumable Fuels		19,197,278

Total Energy		20,474,022
Financials — 15.3%
Banks — 9.4%
Aozora Bank Ltd.	45,600	714,792
Chiba Bank Ltd.	296,400	3,119,842
Chugin Financial Group Inc.	68,400	1,010,589
Fukuoka Financial Group Inc.	79,800	2,398,026
Gunma Bank Ltd.	159,600	1,784,740
Hachijuni Bank Ltd.	182,400	1,909,404
Hirogin Holdings Inc.	114,000	1,116,186
Iyogin Holdings Inc.	102,600	1,559,998
Japan Post Bank Co. Ltd.	809,400	9,944,519
Kyoto Financial Group Inc.	114,000	2,428,439
Kyushu Financial Group Inc.	171,000	1,054,704
Mebuki Financial Group Inc.	399,000	2,556,345
Mitsubishi UFJ Financial Group Inc.	5,027,400	81,495,044
Mizuho Financial Group Inc.	1,105,800	37,347,939
Rakuten Bank Ltd.	45,600	2,553,180 *
Resona Holdings Inc.	1,003,200	10,260,579
Seven Bank Ltd.	250,800	496,217
Shizuoka Financial Group Inc.	205,200	2,822,655
Sumitomo Mitsui Financial Group Inc.	1,675,800	47,385,590
Sumitomo Mitsui Trust Group Inc.	285,000	8,296,137
Yamaguchi Financial Group Inc.	79,800	973,961
Yokohama Financial Group Inc.	478,800	3,686,194
Total Banks		224,915,080
Capital Markets — 1.1%
Daiwa Securities Group Inc.	604,200	4,919,596
Japan Exchange Group Inc.	467,400	5,229,905
Nihon M&A Center Holdings Inc.	125,400	641,329
Nomura Holdings Inc.	1,322,400	9,719,776
SBI Holdings Inc.	125,400	5,464,837
Total Capital Markets		25,975,443
Consumer Finance — 0.1%
Acom Co. Ltd.	171,000	557,399
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — continued
AEON Financial Service Co. Ltd.	45,600	$465,772
Credit Saison Co. Ltd.	45,600	1,219,623
Marui Group Co. Ltd.	68,400	1,470,031
Total Consumer Finance		3,712,825
Financial Services — 0.9%
Fuyo General Lease Co. Ltd.	22,800	683,143
GMO Payment Gateway Inc.	22,800	1,280,913
Mitsubishi HC Capital Inc.	364,800	3,019,724
ORIX Corp.	513,000	13,484,552
Tokyo Century Corp.	68,400	873,960
Zenkoku Hosho Co. Ltd.	57,000	1,295,270
Total Financial Services		20,637,562
Insurance — 3.8%
Dai-ichi Life Holdings Inc.	1,573,200	12,420,701
Japan Post Holdings Co. Ltd.	786,600	7,829,516
Japan Post Insurance Co. Ltd.	79,800	2,265,642
MS&AD Insurance Group Holdings Inc.	558,600	12,693,649
Sompo Holdings Inc.	399,000	12,360,260
Sony Financial Group Inc.	2,724,600	3,025,591 *
T&D Holdings Inc.	216,600	5,312,152
Tokio Marine Holdings Inc.	832,200	35,325,604
Total Insurance		91,233,115

Total Financials		366,474,025
Health Care — 5.9%
Biotechnology — 0.0%††
PeptiDream Inc.	45,600	485,533 *
Health Care Equipment & Supplies — 1.8%
Asahi Intecc Co. Ltd.	102,600	1,668,375
Hoya Corp.	153,220	21,242,371
Nihon Kohden Corp.	68,400	782,952
Nipro Corp.	68,400	697,269
Olympus Corp.	490,200	6,210,273
Sysmex Corp.	205,200	2,535,040
Terumo Corp.	649,800	10,748,968
Total Health Care Equipment & Supplies		43,885,248
Health Care Providers & Services — 0.2%
Alfresa Holdings Corp.	79,800	1,143,628
Medipal Holdings Corp.	79,800	1,377,054
Suzuken Co. Ltd.	22,800	898,044
Total Health Care Providers & Services		3,418,726
Health Care Technology — 0.1%
JMDC Inc.	11,400	345,817
M3 Inc.	182,400	2,946,856
Total Health Care Technology		3,292,673
Pharmaceuticals — 3.8%
Astellas Pharma Inc.	809,400	8,771,674
Chugai Pharmaceutical Co. Ltd.	285,000	12,443,241
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Daiichi Sankyo Co. Ltd.	832,200	$18,679,914
Eisai Co. Ltd.	125,400	4,224,295
Hisamitsu Pharmaceutical Co. Inc.	22,800	635,748
Kyowa Kirin Co. Ltd.	102,600	1,596,818
Nippon Shinyaku Co. Ltd.	22,800	514,557
Ono Pharmaceutical Co. Ltd.	182,400	2,103,309
Otsuka Holdings Co. Ltd.	193,800	10,312,992
Santen Pharmaceutical Co. Ltd.	148,200	1,645,217
Sawai Group Holdings Co. Ltd.	45,600	618,920
Shionogi & Co. Ltd.	342,000	6,001,239
Sumitomo Pharma Co. Ltd.	79,800	924,521 *
Takeda Pharmaceutical Co. Ltd.	718,200	20,984,074
Tsumura & Co.	34,200	838,529
Total Pharmaceuticals		90,295,048

Total Health Care		141,377,228
Industrials — 24.1%
Air Freight & Logistics — 0.3%
NIPPON EXPRESS HOLDINGS INC	102,600	2,334,960
Sankyu Inc.	22,800	1,250,500
SG Holdings Co. Ltd.	171,000	1,770,383
Yamato Holdings Co. Ltd.	125,400	2,008,981
Total Air Freight & Logistics		7,364,824
Building Products — 1.1%
AGC Inc.	91,200	2,979,585
Daikin Industries Ltd.	125,400	14,502,705
Lixil Corp.	125,400	1,545,370
Nichias Corp.	22,800	858,059
Sanwa Holdings Corp.	91,200	2,615,859
Takasago Thermal Engineering Co. Ltd.	45,600	1,271,187
TOTO Ltd.	68,400	1,803,498
Total Building Products		25,576,263
Commercial Services & Supplies — 0.7%
ALSOK Co. Ltd.	148,200	1,119,892
Dai Nippon Printing Co. Ltd.	182,400	3,106,796
Kokuyo Co. Ltd.	148,200	884,072
Park24 Co. Ltd.	57,000	729,458
Secom Co. Ltd.	182,400	6,700,206
TOPPAN Holdings Inc.	114,000	2,929,411
Total Commercial Services & Supplies		15,469,835
Construction & Engineering — 1.2%
COMSYS Holdings Corp.	45,600	1,139,653
EXEO Group Inc.	79,800	1,157,407
INFRONEER Holdings Inc.	79,800	831,582
JGC Holdings Corp.	102,600	1,049,030
Kajima Corp.	182,400	5,330,524
Kandenko Co. Ltd.	45,600	1,252,352
Kinden Corp.	45,600	1,562,661
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
Kraftia Corp.	22,800	$1,104,453
Obayashi Corp.	296,400	4,874,940
Shimizu Corp.	228,000	3,210,387
SHO-BOND Holdings Co. Ltd.	22,800	751,226
Taisei Corp.	68,400	4,710,214
Toda Corp.	91,200	629,881
Total Construction & Engineering		27,604,310
Electrical Equipment — 2.1%
Fuji Electric Co. Ltd.	57,000	3,837,952
Fujikura Ltd.	125,400	12,273,806
Furukawa Electric Co. Ltd.	34,200	2,110,102
Mabuchi Motor Co. Ltd.	45,600	799,702
Mitsubishi Electric Corp.	900,600	23,191,128
NIDEC Corp.	421,800	7,521,484
Total Electrical Equipment		49,734,174
Ground Transportation — 2.2%
Central Japan Railway Co.	387,600	11,135,774
East Japan Railway Co.	467,400	11,456,736
Hankyu Hanshin Holdings Inc.	102,600	3,031,766
Keikyu Corp.	102,600	1,042,778
Keio Corp.	45,600	1,181,027
Keisei Electric Railway Co. Ltd.	193,800	1,799,754
Kintetsu Group Holdings Co. Ltd.	79,800	1,665,866
Kyushu Railway Co.	68,400	1,815,077
Nagoya Railroad Co. Ltd.	91,200	1,091,485
Nankai Electric Railway Co. Ltd.	45,600	861,455
Nikkon Holdings Co. Ltd.	45,600	1,053,507
Odakyu Electric Railway Co. Ltd.	148,200	1,670,304
Seibu Holdings Inc.	68,400	2,479,231
Seino Holdings Co. Ltd.	45,600	673,108
Sotetsu Holdings Inc.	34,200	617,145
Tobu Railway Co. Ltd.	91,200	1,630,898
Tokyo Metro Co. Ltd.	136,800	1,569,608
Tokyu Corp.	216,600	2,645,810
West Japan Railway Co.	205,200	4,505,966
Total Ground Transportation		51,927,295
Industrial Conglomerates — 2.5%
Hikari Tsushin Inc.	7,810	2,183,003
Hitachi Ltd.	1,983,600	52,784,968
Keihan Holdings Co. Ltd.	45,600	1,037,452
Sekisui Chemical Co. Ltd.	171,000	3,189,931
Total Industrial Conglomerates		59,195,354
Machinery — 5.8%
Amada Co. Ltd.	136,800	1,686,322
Daifuku Co. Ltd.	159,600	5,125,658
DMG Mori Co. Ltd.	57,000	1,148,221
Ebara Corp.	205,200	4,700,488
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
FANUC Corp.	421,800	$12,172,608
Fujitec Co. Ltd.	34,200	1,307,698
Harmonic Drive Systems Inc.	22,800	408,651
Hino Motors Ltd.	125,400	328,518 *
Hitachi Construction Machinery Co. Ltd.	34,200	1,096,271
Hoshizaki Corp.	53,000	1,993,892
IHI Corp.	399,000	7,456,681
Japan Steel Works Ltd.	22,800	1,389,444
Kawasaki Heavy Industries Ltd.	68,400	4,524,955
Komatsu Ltd.	410,400	14,339,059
Kubota Corp.	444,600	5,608,490
Kurita Water Industries Ltd.	45,600	1,558,956
Makita Corp.	114,000	3,709,815
Minebea Mitsumi Inc.	171,000	3,229,878
MiSUMi Group Inc.	125,400	1,958,460
Mitsubishi Heavy Industries Ltd.	1,447,800	38,026,991
Miura Co. Ltd.	45,600	898,353
Nabtesco Corp.	45,600	1,034,055
NGK Insulators Ltd.	114,000	1,913,959
NSK Ltd.	205,200	1,062,091
OKUMA Corp.	22,800	521,813
Organo Corp.	11,400	875,350
SMC Corp.	24,991	7,687,586
Sumitomo Heavy Industries Ltd.	57,000	1,374,777
THK Co. Ltd.	45,600	1,263,467
Toyota Industries Corp.	75,461	8,502,360
Yaskawa Electric Corp.	114,000	2,436,930
Total Machinery		139,341,797
Marine Transportation — 0.5%
Kawasaki Kisen Kaisha Ltd.	159,600	2,275,909
Mitsui OSK Lines Ltd.	148,200	4,509,671
Nippon Yusen KK	182,400	6,238,294
Total Marine Transportation		13,023,874
Passenger Airlines — 0.1%
ANA Holdings Inc.	68,400	1,325,066
Japan Airlines Co. Ltd.	68,400	1,381,570
Total Passenger Airlines		2,706,636
Professional Services — 1.6%
BayCurrent Inc.	57,000	3,357,822
Persol Holdings Co. Ltd.	798,000	1,457,295
Recruit Holdings Co. Ltd.	615,600	33,192,422
TechnoPro Holdings Inc.	11,400	373,606
Visional Inc.	11,400	873,034 *
Total Professional Services		39,254,179
Trading Companies & Distributors — 5.9%
ITOCHU Corp.	581,400	33,171,117
Marubeni Corp.	661,200	16,556,303
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
Mitsubishi Corp.	1,527,600	$36,523,382
Mitsui & Co. Ltd.	1,140,000	28,406,406
MonotaRO Co. Ltd.	114,000	1,664,245
Nagase & Co. Ltd.	45,600	988,666
Sojitz Corp.	91,200	2,418,250
Sumitomo Corp.	467,400	13,570,851
Toyota Tsusho Corp.	307,800	8,549,247
Total Trading Companies & Distributors		141,848,467
Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	34,200	1,093,724
Kamigumi Co. Ltd.	34,200	1,040,230
Mitsubishi Logistics Corp.	136,800	1,123,134
Total Transportation Infrastructure		3,257,088

Total Industrials		576,304,096
Information Technology — 12.6%
Electronic Equipment, Instruments & Components — 3.9%
Alps Alpine Co. Ltd.	68,400	869,097
Amano Corp.	34,200	972,379
Azbil Corp.	216,600	2,058,422
Canon Marketing Japan Inc.	22,800	924,598
Dexerials Corp.	68,400	1,054,356
Hamamatsu Photonics KK	125,400	1,362,813
Hirose Electric Co. Ltd.	11,400	1,422,636
Horiba Ltd.	17,100	1,451,969
Ibiden Co. Ltd.	57,000	3,467,434
Jeol Ltd.	22,800	784,418
Keyence Corp.	84,367	31,522,301
Kyocera Corp.	604,200	8,139,323
Macnica Holdings Inc.	57,000	792,369
Maruwa Co. Ltd.	3,700	969,564
Murata Manufacturing Co. Ltd.	752,400	14,343,923
Nippon Electric Glass Co. Ltd.	34,200	1,124,523
Omron Corp.	91,200	2,513,349
Shimadzu Corp.	114,000	2,883,096
Taiyo Yuden Co. Ltd.	57,000	1,277,516
TDK Corp.	855,000	12,438,416
Yokogawa Electric Corp.	114,000	3,284,491
Total Electronic Equipment, Instruments & Components		93,656,993
IT Services — 2.5%
BIPROGY Inc.	34,200	1,398,244
Dentsu Soken Inc.	11,400	500,972
Fujitsu Ltd.	775,200	18,287,550
GMO internet group Inc.	22,800	558,865
NEC Corp.	558,600	17,924,673
Nomura Research Institute Ltd.	193,800	7,444,408
NS Solutions Corp.	34,200	835,519
Obic Co. Ltd.	148,200	5,171,973
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
Otsuka Corp.	102,600	$2,145,301
SCSK Corp.	68,400	2,051,282
SHIFT Inc.	79,800	675,424 *
TIS Inc.	91,200	3,016,019
Total IT Services		60,010,230
Semiconductors & Semiconductor Equipment — 4.6%
Advantest Corp.	330,600	32,794,732
Disco Corp.	39,742	12,515,830
Kioxia Holdings Corp.	34,200	1,128,923 *
Kokusai Electric Corp.	79,800	2,268,884
Lasertec Corp.	34,200	4,702,109
Renesas Electronics Corp.	729,600	8,428,057
Rohm Co. Ltd.	159,600	2,390,461
Rorze Corp.	45,600	686,540
SCREEN Holdings Co. Ltd.	39,849	3,631,835
Socionext Inc.	79,800	1,507,546
SUMCO Corp.	159,600	1,704,230
Tokyo Electron Ltd.	201,279	35,925,886
Tokyo Seimitsu Co. Ltd.	17,000	1,157,430
Ulvac Inc.	22,800	995,614
Total Semiconductors & Semiconductor Equipment		109,838,077
Software — 0.3%
Justsystems Corp.	11,400	370,132
Money Forward Inc.	22,800	924,289 *
OBIC Business Consultants Co. Ltd.	11,400	702,441
Oracle Corp. Japan	14,820	1,515,266
Rakus Co. Ltd.	68,400	628,955
Trend Micro Inc.	57,000	3,126,248
Total Software		7,267,331
Technology Hardware, Storage & Peripherals — 1.3%
Brother Industries Ltd.	102,600	1,721,868
Canon Inc.	387,600	11,382,478
FUJIFILM Holdings Corp.	535,800	13,354,639
Konica Minolta Inc.	216,600	774,530
Ricoh Co. Ltd.	250,800	2,218,710
Seiko Epson Corp.	125,400	1,611,600
Total Technology Hardware, Storage & Peripherals		31,063,825

Total Information Technology		301,836,456
Materials — 4.7%
Chemicals — 3.4%
Aica Kogyo Co. Ltd.	22,800	574,921
Air Water Inc.	79,800	1,375,163
Asahi Kasei Corp.	570,000	4,494,465
Daicel Corp.	102,600	937,527
DIC Corp.	34,200	845,245
Kaneka Corp.	22,800	649,642
Kansai Paint Co. Ltd.	68,400	1,116,881
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Kuraray Co. Ltd.	136,800	$1,577,945
Mitsubishi Chemical Group Corp.	615,600	3,548,500
Mitsubishi Gas Chemical Co. Inc.	79,800	1,427,846
Mitsui Chemicals Inc.	79,800	2,000,336
Nippon Kayaku Co. Ltd.	68,400	643,544
Nippon Paint Holdings Co. Ltd.	433,200	2,962,603
Nippon Sanso Holdings Corp.	91,200	3,240,183
Nippon Shokubai Co. Ltd.	57,000	703,985
Nissan Chemical Corp.	57,000	2,072,587
Nitto Denko Corp.	307,800	7,330,011
NOF Corp.	91,200	1,597,552
Resonac Holdings Corp.	79,800	2,713,043
Shin-Etsu Chemical Co. Ltd.	843,600	27,721,101
Sumitomo Bakelite Co. Ltd.	22,800	766,201
Sumitomo Chemical Co. Ltd.	672,600	2,122,754
Taiyo Holdings Co. Ltd.	11,400	623,706
Teijin Ltd.	79,800	680,017
Tokai Carbon Co. Ltd.	91,200	636,365
Tokyo Ohka Kogyo Co. Ltd.	45,600	1,496,894
Toray Industries Inc.	649,800	4,159,230
Tosoh Corp.	125,400	1,859,114
UBE Corp.	45,600	705,220
Zeon Corp.	68,400	762,573
Total Chemicals		81,345,154
Construction Materials — 0.0%††
Taiheiyo Cement Corp.	45,600	1,187,202
Containers & Packaging — 0.1%
FP Corp.	22,800	388,581
Toyo Seikan Group Holdings Ltd.	57,000	1,302,604
Total Containers & Packaging		1,691,185
Metals & Mining — 1.1%
Daido Steel Co. Ltd.	57,000	493,446
Dowa Holdings Co. Ltd.	22,800	833,358
JFE Holdings Inc.	273,600	3,365,233
JX Advanced Metals Corp.	239,400	3,178,005
Kobe Steel Ltd.	148,200	1,754,597
Maruichi Steel Tube Ltd.	68,400	596,303
Mitsubishi Materials Corp.	57,000	1,072,187
Mitsui Kinzoku Co. Ltd.	22,800	1,776,172
Nippon Steel Corp.	2,280,000	9,409,622
Sumitomo Metal Mining Co. Ltd.	114,000	3,679,710
Yamato Kogyo Co. Ltd.	15,400	948,286
Total Metals & Mining		27,106,919
Paper & Forest Products — 0.1%
Oji Holdings Corp.	353,400	1,935,881

Total Materials		113,266,341
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate — 3.7%
Diversified REITs — 0.4%
Activia Properties Inc.	912	$831,196
Daiwa House REIT Investment Corp.	1,824	1,556,177
KDX Realty Investment Corp.	1,710	1,951,011
Nomura Real Estate Master Fund Inc.	1,824	1,981,038
Sekisui House Reit Inc.	1,710	921,664
United Urban Investment Corp.	1,368	1,661,775
Total Diversified REITs		8,902,861
Hotel & Resort REITs — 0.1%
Invincible Investment Corp.	3,306	1,508,782
Japan Hotel REIT Investment Corp.	2,166	1,308,238
Total Hotel & Resort REITs		2,817,020
Industrial REITs — 0.3%
GLP J-Reit	1,938	1,791,225
Industrial & Infrastructure Fund Investment Corp.	1,026	943,432
Japan Logistics Fund Inc.	1,140	754,931
LaSalle Logiport REIT	798	775,387
Mitsui Fudosan Logistics Park Inc.	1,368	984,653
Nippon Prologis REIT Inc.	3,192	1,867,412
Total Industrial REITs		7,117,040
Office REITs — 0.4%
Daiwa Office Investment Corp.	228	563,497
Japan Prime Realty Investment Corp.	1,596	1,114,179
Japan Real Estate Investment Corp.	3,078	2,594,786
Mori Hills REIT Investment Corp.	684	662,301
Nippon Building Fund Inc.	3,534	3,338,139
Orix JREIT Inc.	2,394	1,624,260
Total Office REITs		9,897,162
Real Estate Management & Development — 2.2%
Daito Trust Construction Co. Ltd.	129,650	2,848,727
Daiwa House Industry Co. Ltd.	262,200	9,445,130
Hulic Co. Ltd.	205,200	2,250,899
Mitsubishi Estate Co. Ltd.	501,600	11,558,010
Mitsui Fudosan Co. Ltd.	1,185,600	12,948,998
Nomura Real Estate Holdings Inc.	239,400	1,530,403
Relo Group Inc.	45,600	550,992
Sumitomo Realty & Development Co. Ltd.	148,200	6,554,778
Tokyo Tatemono Co. Ltd.	91,200	1,831,287
Tokyu Fudosan Holdings Corp.	262,200	2,174,865
Total Real Estate Management & Development		51,694,089
Residential REITs — 0.1%
Advance Residence Investment Corp.	1,140	1,282,147
Daiwa Securities Living Investments Corp.	912	663,228
Mitsui Fudosan Accommodations Fund Inc.	1,026	917,033
Total Residential REITs		2,862,408
Retail REITs — 0.2%
AEON REIT Investment Corp.	798	700,820
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Retail REITs — continued
	Frontier Real Estate Investment Corp.	1,140	$689,319
	Japan Metropolitan Fund Invest	3,078	2,369,696
Total Retail REITs			3,759,835

Total Real Estate			87,050,415
Utilities — 1.4%
Electric Utilities — 0.8%
	Chubu Electric Power Co. Inc.	330,600	4,608,052
	Chugoku Electric Power Co. Inc.	136,800	781,145
	Kansai Electric Power Co. Inc.	444,600	6,377,663
	Kyushu Electric Power Co. Inc.	205,200	2,055,682
	Shikoku Electric Power Co. Inc.	79,800	710,546
	Tohoku Electric Power Co. Inc.	216,600	1,578,099
	Tokyo Electric Power Co. Holdings Inc.	672,600	3,161,587 *
Total Electric Utilities			19,272,774
Gas Utilities — 0.5%
	Osaka Gas Co. Ltd.	159,600	4,635,030
	Toho Gas Co. Ltd.	34,200	1,055,514
	Tokyo Gas Co. Ltd.	159,600	5,688,691
Total Gas Utilities			11,379,235
Independent Power and Renewable Electricity Producers — 0.1%
	Electric Power Development Co. Ltd.	79,800	1,499,171

Total Utilities			32,151,180
Total Investments before Short-Term Investments (Cost — $1,964,980,989)			2,364,944,037
	Rate
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $124,585)	4.032%	124,585	124,585 (c)(d)(e)
Total Investments — 99.0% (Cost — $1,965,105,574)			2,365,068,622
Other Assets in Excess of Liabilities — 1.0%			23,265,976
Total Net Assets — 100.0%			$2,388,334,598

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $124,585 and the cost was $124,585 (Note 6).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Japan ETF
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Tokyo Topix Index	100	12/2025	$21,428,771	$21,268,240	$(160,531)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 7.7%
Diversified Telecommunication Services — 0.6%
Internet Initiative Japan Inc.	2,032	$36,028
NTT Inc.	518,400	543,024
Total Diversified Telecommunication Services		579,052
Entertainment — 2.5%
Capcom Co. Ltd.	6,221	169,463
Koei Tecmo Holdings Co. Ltd.	2,700	35,193
Konami Group Corp.	1,815	262,384
Nexon Co. Ltd.	6,900	151,703
Nintendo Co. Ltd.	18,788	1,629,010
Square Enix Holdings Co. Ltd.	5,721	123,264
Toei Animation Co. Ltd.	1,011	20,879
Toho Co. Ltd.	1,894	121,834
Total Entertainment		2,513,730
Interactive Media & Services — 0.2%
Kakaku.com Inc.	1,910	32,837
LY Corp.	48,600	156,674
Total Interactive Media & Services		189,511
Media — 0.4%
CyberAgent Inc.	8,100	97,407
Dentsu Group Inc.	3,532	77,439
Fuji Media Holdings Inc.	1,000	23,720
Hakuhodo DY Holdings Inc.	5,400	43,457
Kadokawa Corp.	1,946	47,528
Nippon Television Holdings Inc.	965	25,784
SKY Perfect JSAT Holdings Inc.	2,700	25,504
TBS Holdings Inc.	598	22,748
Total Media		363,587
Wireless Telecommunication Services — 4.0%
KDDI Corp.	51,700	826,339
SoftBank Corp.	529,200	780,085
SoftBank Group Corp.	18,199	2,302,524
Total Wireless Telecommunication Services		3,908,948

Total Communication Services		7,554,828
Consumer Discretionary — 17.3%
Automobile Components — 2.3%
Aisin Corp.	9,096	157,672
Bridgestone Corp.	10,093	468,002
Denso Corp.	33,900	490,188
GS Yuasa Corp.	1,661	39,364
JTEKT Corp.	5,400	53,768
Koito Manufacturing Co. Ltd.	3,000	45,543
NHK Spring Co. Ltd.	2,700	40,696
Nifco Inc.	1,462	44,251
Niterra Co. Ltd.	3,536	136,809
NOK Corp.	1,100	19,358
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobile Components — continued
Stanley Electric Co. Ltd.	2,700	$54,645
Sumitomo Electric Industries Ltd.	13,500	385,571
Sumitomo Rubber Industries Ltd.	2,700	32,880
Toyo Tire Corp.	2,674	71,175
Toyoda Gosei Co. Ltd.	1,180	29,419
Toyota Boshoku Corp.	1,032	17,152
TS Tech Co. Ltd.	1,462	18,418
Yokohama Rubber Co. Ltd.	2,700	100,278
Total Automobile Components		2,205,189
Automobiles — 5.8%
Honda Motor Co. Ltd.	72,900	755,729
Isuzu Motors Ltd.	10,058	127,321
Mazda Motor Corp.	10,800	79,052
Mitsubishi Motors Corp.	10,800	29,398
Nissan Motor Co. Ltd.	40,500	99,766 *
Subaru Corp.	10,836	222,318
Suzuki Motor Corp.	32,358	473,369
Toyota Motor Corp.	197,675	3,814,029
Yamaha Motor Co. Ltd.	16,200	121,759
Total Automobiles		5,722,741
Broadline Retail — 0.9%
Isetan Mitsukoshi Holdings Ltd.	5,387	99,690
Izumi Co. Ltd.	785	17,355
J Front Retailing Co. Ltd.	4,050	67,735
Mercari Inc.	2,025	31,208 *
Pan Pacific International Holdings Corp.	35,135	231,957
Rakuten Group Inc.	27,000	175,490 *
Ryohin Keikaku Co. Ltd.	8,452	168,542
Takashimaya Co. Ltd.	5,400	61,977
Total Broadline Retail		853,954
Distributors — 0.0%††
PALTAC Corp.	575	18,030
Hotels, Restaurants & Leisure — 1.0%
Food & Life Cos. Ltd.	2,044	107,082
Heiwa Corp.	1,003	14,289
McDonald’s Holdings Co. Japan Ltd.	1,633	68,666
Metaplanet Inc.	18,900	73,586 *
Oriental Land Co. Ltd.	18,900	456,487
Resorttrust Inc.	2,700	34,334
Round One Corp.	2,700	23,895
Skylark Holdings Co. Ltd.	3,935	81,505
Toridoll Holdings Corp.	675	21,948
Zensho Holdings Co. Ltd.	1,589	104,065
Total Hotels, Restaurants & Leisure		985,857
Household Durables — 4.5%
Casio Computer Co. Ltd.	5,400	44,462
Haseko Corp.	4,436	75,888
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
Iida Group Holdings Co. Ltd.	2,700	$43,173
Nikon Corp.	5,400	63,074
Open House Group Co. Ltd.	1,325	68,679
Panasonic Holdings Corp.	43,200	470,948
Rinnai Corp.	1,910	45,343
Sekisui House Ltd.	10,816	246,589
Sharp Corp.	5,400	30,345 *
Sony Group Corp.	112,426	3,242,187
Sumitomo Forestry Co. Ltd.	8,100	96,612
Total Household Durables		4,427,300
Leisure Products — 0.7%
Bandai Namco Holdings Inc.	10,278	342,751
Sankyo Co. Ltd.	3,400	59,201
Sega Sammy Holdings Inc.	2,700	56,967
Shimano Inc.	1,391	156,350
Tomy Co. Ltd.	1,736	37,615
Yamaha Corp.	8,100	53,975
Total Leisure Products		706,859
Specialty Retail — 1.7%
ABC-Mart Inc.	1,432	28,444
Bic Camera Inc.	1,600	17,724
Fast Retailing Co. Ltd.	3,300	1,006,412
K’s Holdings Corp.	2,700	29,215
Nitori Holdings Co. Ltd.	8,300	160,369
Sanrio Co. Ltd.	3,589	168,921
Shimamura Co. Ltd.	756	50,622
USS Co. Ltd.	8,100	93,102
Workman Co. Ltd.	372	15,718
Yamada Holdings Co. Ltd.	10,800	35,497
ZOZO Inc.	8,100	74,591
Total Specialty Retail		1,680,615
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp.	12,500	327,724
Goldwin Inc.	1,800	30,702
Total Textiles, Apparel & Luxury Goods		358,426

Total Consumer Discretionary		16,958,971
Consumer Staples — 5.5%
Beverages — 0.8%
Asahi Group Holdings Ltd.	27,000	324,600
Coca-Cola Bottlers Japan Holdings Inc.	2,700	48,173
Ito En Ltd.	1,083	25,527
Kirin Holdings Co. Ltd.	14,700	215,745
Sapporo Holdings Ltd.	1,551	77,621
Suntory Beverage & Food Ltd.	2,279	71,371
Takara Holdings Inc.	2,700	31,911
Total Beverages		794,948
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — 1.6%
Aeon Co. Ltd.	45,663	$554,999
Cosmos Pharmaceutical Corp.	598	34,985
Kobe Bussan Co. Ltd.	2,700	74,299
Kusuri no Aoki Holdings Co. Ltd.	924	25,057
MatsukiyoCocokara & Co.	6,187	125,847
Seven & i Holdings Co. Ltd.	40,500	545,997
Sugi Holdings Co. Ltd.	2,198	53,073
Sundrug Co. Ltd.	1,188	34,887
Tsuruha Holdings Inc.	2,655	42,562
Welcia Holdings Co. Ltd.	1,783	32,597
Yaoko Co. Ltd.	459	29,973 (a)(b)
Total Consumer Staples Distribution & Retail		1,554,276
Food Products — 1.5%
Ajinomoto Co. Inc.	18,100	520,382
Calbee Inc.	1,323	25,585
Ezaki Glico Co. Ltd.	976	33,460
Fuji Oil Co. Ltd.	899	21,847
House Foods Group Inc.	1,066	20,936
Itoham Yonekyu Holdings Inc.	600	23,117
Kagome Co. Ltd.	1,598	31,152
Kewpie Corp.	1,910	52,236
Kikkoman Corp.	13,500	114,721
Kotobuki Spirits Co. Ltd.	1,686	20,720
MEIJI Holdings Co. Ltd	4,548	94,418
Morinaga & Co. Ltd.	1,294	22,952
Morinaga Milk Industry Co. Ltd.	1,383	32,439
NH Foods Ltd.	1,612	64,006
Nichirei Corp.	4,032	47,395
Nisshin Seifun Group Inc.	4,200	51,645
Nissin Foods Holdings Co. Ltd.	3,727	70,308
Toyo Suisan Kaisha Ltd.	1,633	116,931
Yakult Honsha Co. Ltd.	4,200	68,580
Yamazaki Baking Co. Ltd.	2,700	60,185
Total Food Products		1,493,015
Household Products — 0.2%
Lion Corp.	4,100	42,878
Unicharm Corp.	21,600	140,319
Total Household Products		183,197
Personal Care Products — 0.7%
Kao Corp.	8,600	375,655
Kobayashi Pharmaceutical Co. Ltd.	1,118	40,637
Kose Corp.	676	27,139
Pola Orbis Holdings Inc.	2,700	24,416
Rohto Pharmaceutical Co. Ltd.	4,368	73,542
Shiseido Co. Ltd.	8,078	138,220
Total Personal Care Products		679,609
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — 0.7%
Japan Tobacco Inc.	20,400	$671,597

Total Consumer Staples		5,376,642
Energy — 0.9%
Energy Equipment & Services — 0.1%
Modec Inc.	800	44,798
Oil, Gas & Consumable Fuels — 0.8%
Cosmo Energy Holdings Co. Ltd.	2,304	55,867
ENEOS Holdings Inc.	48,600	309,301
Idemitsu Kosan Co. Ltd.	13,500	92,873
Inpex Corp.	16,211	293,408
Iwatani Corp.	2,700	29,562
Total Oil, Gas & Consumable Fuels		781,011

Total Energy		825,809
Financials — 15.4%
Banks — 9.5%
Aozora Bank Ltd.	2,700	42,323
Chiba Bank Ltd.	13,500	142,098
Chugin Financial Group Inc.	2,700	39,892
Fukuoka Financial Group Inc.	3,300	99,166
Gunma Bank Ltd.	5,400	60,386
Hachijuni Bank Ltd.	8,100	84,793
Hirogin Holdings Inc.	5,400	52,872
Iyogin Holdings Inc.	5,400	82,105
Japan Post Bank Co. Ltd.	32,400	398,076
Kyoto Financial Group Inc.	5,400	115,031
Kyushu Financial Group Inc.	8,100	49,960
Mebuki Financial Group Inc.	16,200	103,791
Mitsubishi UFJ Financial Group Inc.	207,922	3,370,452
Mizuho Financial Group Inc.	45,359	1,531,981
Rakuten Bank Ltd.	1,539	86,170 *
Resona Holdings Inc.	40,500	414,228
Seven Bank Ltd.	10,800	21,368
Shizuoka Financial Group Inc.	8,100	111,421
Sumitomo Mitsui Financial Group Inc.	69,100	1,953,899
Sumitomo Mitsui Trust Group Inc.	12,136	353,270
Yamaguchi Financial Group Inc.	2,700	32,954
Yokohama Financial Group Inc.	18,900	145,508
Total Banks		9,291,744
Capital Markets — 1.1%
Daiwa Securities Group Inc.	24,300	197,859
Japan Exchange Group Inc.	18,900	211,479
Nihon M&A Center Holdings Inc.	5,400	27,617
Nomura Holdings Inc.	54,000	396,905
SBI Holdings Inc.	4,829	210,444
Total Capital Markets		1,044,304
Consumer Finance — 0.2%
Acom Co. Ltd.	8,100	26,403
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — continued
AEON Financial Service Co. Ltd.	2,700	$27,579
Credit Saison Co. Ltd.	1,900	50,817
Marui Group Co. Ltd.	2,648	56,910
Total Consumer Finance		161,709
Financial Services — 0.8%
Fuyo General Lease Co. Ltd.	972	29,124
GMO Payment Gateway Inc.	682	38,315
Mitsubishi HC Capital Inc.	16,200	134,100
ORIX Corp.	21,200	557,256
Tokyo Century Corp.	2,700	34,498
Zenkoku Hosho Co. Ltd.	2,002	45,494
Total Financial Services		838,787
Insurance — 3.8%
Dai-ichi Life Holdings Inc.	64,800	511,608
Japan Post Holdings Co. Ltd.	32,400	322,497
Japan Post Insurance Co. Ltd.	3,375	95,821
MS&AD Insurance Group Holdings Inc.	23,054	523,880
Sompo Holdings Inc.	16,227	502,682
Sony Financial Group Inc.	113,026	125,512 *
T&D Holdings Inc.	8,035	197,060
Tokio Marine Holdings Inc.	34,436	1,461,755
Total Insurance		3,740,815

Total Financials		15,077,359
Health Care — 5.9%
Biotechnology — 0.0%††
PeptiDream Inc.	1,686	17,952 *
Health Care Equipment & Supplies — 1.8%
Asahi Intecc Co. Ltd.	3,875	63,011
Hoya Corp.	6,294	872,598
Nihon Kohden Corp.	2,700	30,906
Nipro Corp.	2,700	27,524
Olympus Corp.	21,600	273,647
Sysmex Corp.	8,100	100,067
Terumo Corp.	26,800	443,325
Total Health Care Equipment & Supplies		1,811,078
Health Care Providers & Services — 0.1%
Alfresa Holdings Corp.	2,700	38,694
Medipal Holdings Corp.	2,700	46,592
Suzuken Co. Ltd.	908	35,765
Total Health Care Providers & Services		121,051
Health Care Technology — 0.2%
JMDC Inc.	560	16,987
M3 Inc.	8,100	130,864
Total Health Care Technology		147,851
Pharmaceuticals — 3.8%
Astellas Pharma Inc.	32,400	351,127
Chugai Pharmaceutical Co. Ltd.	12,020	524,799
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Daiichi Sankyo Co. Ltd.	34,500	$774,402
Eisai Co. Ltd.	4,837	162,942
Hisamitsu Pharmaceutical Co. Inc.	1,086	30,282
Kyowa Kirin Co. Ltd.	4,251	66,161
Nippon Shinyaku Co. Ltd.	884	19,950
Ono Pharmaceutical Co. Ltd.	8,100	93,404
Otsuka Holdings Co. Ltd.	8,100	431,038
Santen Pharmaceutical Co. Ltd.	5,400	59,947
Sawai Group Holdings Co. Ltd.	2,062	27,987
Shionogi & Co. Ltd.	14,200	249,174
Sumitomo Pharma Co. Ltd.	2,700	31,281 *
Takeda Pharmaceutical Co. Ltd.	29,704	867,879
Tsumura & Co.	1,117	27,387
Total Pharmaceuticals		3,717,760

Total Health Care		5,815,692
Industrials — 24.2%
Air Freight & Logistics — 0.3%
NIPPON EXPRESS HOLDINGS INC	3,857	87,777
Sankyu Inc.	813	44,590
SG Holdings Co. Ltd.	8,100	83,861
Yamato Holdings Co. Ltd.	5,400	86,511
Total Air Freight & Logistics		302,739
Building Products — 1.0%
AGC Inc.	3,100	101,280
Daikin Industries Ltd.	5,100	589,823
Lixil Corp.	5,400	66,547
Nichias Corp.	965	36,317
Sanwa Holdings Corp.	3,487	100,016
Takasago Thermal Engineering Co. Ltd.	2,022	56,367
TOTO Ltd.	2,700	71,191
Total Building Products		1,021,541
Commercial Services & Supplies — 0.7%
ALSOK Co. Ltd.	5,400	40,806
Dai Nippon Printing Co. Ltd.	8,066	137,387
Kokuyo Co. Ltd.	6,180	36,866
Park24 Co. Ltd.	2,700	34,553
Secom Co. Ltd.	7,600	279,176
TOPPAN Holdings Inc.	4,910	126,170
Total Commercial Services & Supplies		654,958
Construction & Engineering — 1.2%
COMSYS Holdings Corp.	1,920	47,985
EXEO Group Inc.	3,016	43,744
INFRONEER Holdings Inc.	2,700	28,136
JGC Holdings Corp.	5,400	55,212
Kajima Corp.	8,100	236,717
Kandenko Co. Ltd.	1,574	43,228
Kinden Corp.	2,122	72,719
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
Kraftia Corp.	815	$39,479
Obayashi Corp.	12,200	200,656
Shimizu Corp.	8,100	114,053
SHO-BOND Holdings Co. Ltd.	778	25,634
Taisei Corp.	2,731	188,064
Toda Corp.	5,400	37,296
Total Construction & Engineering		1,132,923
Electrical Equipment — 2.1%
Fuji Electric Co. Ltd.	2,680	180,451
Fujikura Ltd.	5,125	501,621
Furukawa Electric Co. Ltd.	1,158	71,448
Mabuchi Motor Co. Ltd.	1,792	31,427
Mitsubishi Electric Corp.	37,183	957,490
NIDEC Corp.	17,354	309,454
Total Electrical Equipment		2,051,891
Ground Transportation — 2.2%
Central Japan Railway Co.	16,100	462,554
East Japan Railway Co.	18,900	463,270
Hankyu Hanshin Holdings Inc.	3,828	113,115
Keikyu Corp.	5,400	54,883
Keio Corp.	1,910	49,469
Keisei Electric Railway Co. Ltd.	8,100	75,222
Kintetsu Group Holdings Co. Ltd.	3,148	65,716
Kyushu Railway Co.	2,700	71,648
Nagoya Railroad Co. Ltd.	2,700	32,314
Nankai Electric Railway Co. Ltd.	2,700	51,007
Nikkon Holdings Co. Ltd.	1,800	41,586
Odakyu Electric Railway Co. Ltd.	5,400	60,861
Seibu Holdings Inc.	3,131	113,486
Seino Holdings Co. Ltd.	2,700	39,855
Sotetsu Holdings Inc.	1,303	23,513
Tobu Railway Co. Ltd.	3,573	63,895
Tokyo Metro Co. Ltd.	5,400	61,958
Tokyu Corp.	8,100	98,943
West Japan Railway Co.	8,100	177,867
Total Ground Transportation		2,121,162
Industrial Conglomerates — 2.5%
Hikari Tsushin Inc.	346	96,712
Hitachi Ltd.	82,193	2,187,212
Keihan Holdings Co. Ltd.	1,757	39,974
Sekisui Chemical Co. Ltd.	7,123	132,876
Total Industrial Conglomerates		2,456,774
Machinery — 5.9%
Amada Co. Ltd.	5,400	66,565
Daifuku Co. Ltd.	6,116	196,419
DMG Mori Co. Ltd.	2,700	54,389
Ebara Corp.	8,100	185,546
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
FANUC Corp.	17,200	$496,370
Fujitec Co. Ltd.	1,350	51,620
Harmonic Drive Systems Inc.	787	14,106
Hino Motors Ltd.	5,400	14,147 *
Hitachi Construction Machinery Co. Ltd.	1,920	61,545
Hoshizaki Corp.	2,139	80,470
IHI Corp.	17,143	320,376
Japan Steel Works Ltd.	1,009	61,489
Kawasaki Heavy Industries Ltd.	2,700	178,617
Komatsu Ltd.	17,136	598,719
Kubota Corp.	18,900	238,417
Kurita Water Industries Ltd.	1,954	66,803
Makita Corp.	4,339	141,201
Minebea Mitsumi Inc.	7,323	138,318
MiSUMi Group Inc.	5,400	84,335
Mitsubishi Heavy Industries Ltd.	59,300	1,557,536
Miura Co. Ltd.	1,708	33,649
Nabtesco Corp.	2,700	61,227
NGK Insulators Ltd.	5,400	90,661
NSK Ltd.	8,100	41,925
OKUMA Corp.	872	19,957
Organo Corp.	448	34,400
SMC Corp.	1,000	307,614
Sumitomo Heavy Industries Ltd.	1,885	45,464
THK Co. Ltd.	1,900	52,644
Toyota Industries Corp.	3,224	363,255
Yaskawa Electric Corp.	4,583	97,969
Total Machinery		5,755,753
Marine Transportation — 0.6%
Kawasaki Kisen Kaisha Ltd.	6,631	94,559
Mitsui OSK Lines Ltd.	5,967	181,574
Nippon Yusen KK	7,847	268,376
Total Marine Transportation		544,509
Passenger Airlines — 0.1%
ANA Holdings Inc.	2,700	52,305
Japan Airlines Co. Ltd.	2,700	54,536
Total Passenger Airlines		106,841
Professional Services — 1.6%
BayCurrent Inc.	2,411	142,030
Persol Holdings Co. Ltd.	32,400	59,168
Recruit Holdings Co. Ltd.	25,294	1,363,822
TechnoPro Holdings Inc.	322	10,553
Visional Inc.	400	30,633 *
Total Professional Services		1,606,206
Trading Companies & Distributors — 5.9%
ITOCHU Corp.	23,786	1,357,083
Marubeni Corp.	27,000	676,074
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
Mitsubishi Corp.	62,100	$1,484,749
Mitsui & Co. Ltd.	47,389	1,180,834
MonotaRO Co. Ltd.	4,386	64,030
Nagase & Co. Ltd.	1,798	38,983
Sojitz Corp.	3,641	96,544
Sumitomo Corp.	18,958	550,441
Toyota Tsusho Corp.	12,779	354,941
Total Trading Companies & Distributors		5,803,679
Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	1,301	41,606
Kamigumi Co. Ltd.	1,652	50,248
Mitsubishi Logistics Corp.	5,400	44,334
Total Transportation Infrastructure		136,188

Total Industrials		23,695,164
Information Technology — 12.6%
Electronic Equipment, Instruments & Components — 3.9%
Alps Alpine Co. Ltd.	2,700	34,306
Amano Corp.	1,057	30,053
Azbil Corp.	10,800	102,636
Canon Marketing Japan Inc.	866	35,118
Dexerials Corp.	2,700	41,619
Hamamatsu Photonics KK	5,400	58,686
Hirose Electric Co. Ltd.	544	67,887
Horiba Ltd.	700	59,437
Ibiden Co. Ltd.	2,440	148,431
Jeol Ltd.	794	27,317
Keyence Corp.	3,500	1,307,716
Kyocera Corp.	24,300	327,351
Macnica Holdings Inc.	2,700	37,533
Maruwa Co. Ltd.	135	35,376
Murata Manufacturing Co. Ltd.	31,700	604,336
Nippon Electric Glass Co. Ltd.	1,303	42,844
Omron Corp.	3,412	94,030
Shimadzu Corp.	4,386	110,923
Taiyo Yuden Co. Ltd.	2,700	60,514
TDK Corp.	35,100	510,630
Yokogawa Electric Corp.	4,666	134,434
Total Electronic Equipment, Instruments & Components		3,871,177
IT Services — 2.5%
BIPROGY Inc.	1,340	54,785
Dentsu Soken Inc.	413	18,149
Fujitsu Ltd.	32,040	755,847
GMO internet group Inc.	1,110	27,208
NEC Corp.	23,100	741,246
Nomura Research Institute Ltd.	7,906	303,692
NS Solutions Corp.	1,200	29,316
Obic Co. Ltd.	5,870	204,855
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
Otsuka Corp.	4,006	$83,763
SCSK Corp.	2,700	80,972
SHIFT Inc.	2,700	22,853 *
TIS Inc.	3,976	131,488
Total IT Services		2,454,174
Semiconductors & Semiconductor Equipment — 4.6%
Advantest Corp.	13,648	1,353,849
Disco Corp.	1,592	501,364
Kioxia Holdings Corp.	1,200	39,611 *
Kokusai Electric Corp.	3,237	92,035
Lasertec Corp.	1,504	206,783
Renesas Electronics Corp.	29,658	342,598
Rohm Co. Ltd.	6,300	94,360
Rorze Corp.	1,686	25,384
SCREEN Holdings Co. Ltd.	1,609	146,644
Socionext Inc.	3,300	62,342
SUMCO Corp.	5,400	57,662
Tokyo Electron Ltd.	8,300	1,481,450
Tokyo Seimitsu Co. Ltd.	648	44,119
Ulvac Inc.	844	36,855
Total Semiconductors & Semiconductor Equipment		4,485,056
Software — 0.3%
Justsystems Corp.	400	12,987
Money Forward Inc.	784	31,783 *
OBIC Business Consultants Co. Ltd.	544	33,520
Oracle Corp. Japan	567	57,973
Rakus Co. Ltd.	3,510	32,275
Trend Micro Inc.	2,334	128,012
Total Software		296,550
Technology Hardware, Storage & Peripherals — 1.3%
Brother Industries Ltd.	4,004	67,196
Canon Inc.	16,306	478,851
FUJIFILM Holdings Corp.	21,537	536,803
Konica Minolta Inc.	8,100	28,964
Ricoh Co. Ltd.	10,800	95,543
Seiko Epson Corp.	5,400	69,399
Total Technology Hardware, Storage & Peripherals		1,276,756

Total Information Technology		12,383,713
Materials — 4.8%
Chemicals — 3.4%
Aica Kogyo Co. Ltd.	981	24,737
Air Water Inc.	3,400	58,591
Asahi Kasei Corp.	24,300	191,606
Daicel Corp.	5,400	49,344
DIC Corp.	1,567	38,728
Kaneka Corp.	778	22,168
Kansai Paint Co. Ltd.	2,700	44,087
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Kuraray Co. Ltd.	5,400	$62,287
Mitsubishi Chemical Group Corp.	24,300	140,072
Mitsubishi Gas Chemical Co. Inc.	2,660	47,595
Mitsui Chemicals Inc.	2,700	67,680
Nippon Kayaku Co. Ltd.	2,700	25,403
Nippon Paint Holdings Co. Ltd.	18,900	129,255
Nippon Sanso Holdings Corp.	3,604	128,044
Nippon Shokubai Co. Ltd.	2,700	33,347
Nissan Chemical Corp.	2,726	99,121
Nitto Denko Corp.	12,715	302,797
NOF Corp.	3,790	66,389
Resonac Holdings Corp.	3,260	110,834
Shin-Etsu Chemical Co. Ltd.	34,682	1,139,667
Sumitomo Bakelite Co. Ltd.	1,215	40,830
Sumitomo Chemical Co. Ltd.	29,700	93,734
Taiyo Holdings Co. Ltd.	700	38,298
Teijin Ltd.	2,700	23,008
Tokai Carbon Co. Ltd.	2,700	18,840
Tokyo Ohka Kogyo Co. Ltd.	1,925	63,191
Toray Industries Inc.	27,000	172,821
Tosoh Corp.	5,400	80,058
UBE Corp.	1,686	26,075
Zeon Corp.	2,700	30,102
Total Chemicals		3,368,709
Construction Materials — 0.1%
Taiheiyo Cement Corp.	2,112	54,986
Containers & Packaging — 0.1%
FP Corp.	876	14,930
Toyo Seikan Group Holdings Ltd.	2,700	61,702
Total Containers & Packaging		76,632
Metals & Mining — 1.1%
Daido Steel Co. Ltd.	2,700	23,374
Dowa Holdings Co. Ltd.	785	28,692
JFE Holdings Inc.	10,800	132,838
JX Advanced Metals Corp.	10,800	143,368
Kobe Steel Ltd.	5,400	63,933
Maruichi Steel Tube Ltd.	3,171	27,644
Mitsubishi Materials Corp.	2,700	50,788
Mitsui Kinzoku Co. Ltd.	1,084	84,446
Nippon Steel Corp.	92,500	381,750
Sumitomo Metal Mining Co. Ltd.	4,332	139,829
Yamato Kogyo Co. Ltd.	658	40,518
Total Metals & Mining		1,117,180
Paper & Forest Products — 0.1%
Oji Holdings Corp.	16,200	88,742

Total Materials		4,706,249
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate — 3.7%
Diversified REITs — 0.4%
Activia Properties Inc.	41	$37,367
Daiwa House REIT Investment Corp.	82	69,960
KDX Realty Investment Corp.	71	81,007
Nomura Real Estate Master Fund Inc.	81	87,974
Sekisui House Reit Inc.	81	43,658
United Urban Investment Corp.	58	70,455
Total Diversified REITs		390,421
Hotel & Resort REITs — 0.1%
Invincible Investment Corp.	135	61,611
Japan Hotel REIT Investment Corp.	81	48,923
Total Hotel & Resort REITs		110,534
Industrial REITs — 0.3%
GLP J-Reit	81	74,866
Industrial & Infrastructure Fund Investment Corp.	54	49,654
Japan Logistics Fund Inc.	51	33,773
LaSalle Logiport REIT	27	26,235
Mitsui Fudosan Logistics Park Inc.	56	40,307
Nippon Prologis REIT Inc.	137	80,149
Total Industrial REITs		304,984
Office REITs — 0.4%
Daiwa Office Investment Corp.	9	22,243
Japan Prime Realty Investment Corp.	67	46,773
Japan Real Estate Investment Corp.	127	107,062
Mori Hills REIT Investment Corp.	27	26,144
Nippon Building Fund Inc.	135	127,518
Orix JREIT Inc.	108	73,275
Total Office REITs		403,015
Real Estate Management & Development — 2.2%
Daito Trust Construction Co. Ltd.	5,355	117,662
Daiwa House Industry Co. Ltd.	10,836	390,341
Hulic Co. Ltd.	8,100	88,851
Mitsubishi Estate Co. Ltd.	20,823	479,810
Mitsui Fudosan Co. Ltd.	48,600	530,804
Nomura Real Estate Holdings Inc.	8,100	51,781
Relo Group Inc.	2,700	32,625
Sumitomo Realty & Development Co. Ltd.	5,833	257,989
Tokyo Tatemono Co. Ltd.	3,443	69,135
Tokyu Fudosan Holdings Corp.	10,800	89,583
Total Real Estate Management & Development		2,108,581
Residential REITs — 0.1%
Advance Residence Investment Corp.	54	60,733
Daiwa Securities Living Investments Corp.	27	19,635
Mitsui Fudosan Accommodations Fund Inc.	44	39,327
Total Residential REITs		119,695
Retail REITs — 0.2%
AEON REIT Investment Corp.	27	23,712
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Retail REITs — continued
	Frontier Real Estate Investment Corp.	49	$29,629
	Japan Metropolitan Fund Invest	135	103,934
Total Retail REITs			157,275

Total Real Estate			3,594,505
Utilities — 1.3%
Electric Utilities — 0.8%
	Chubu Electric Power Co. Inc.	13,500	188,169
	Chugoku Electric Power Co. Inc.	5,400	30,835
	Kansai Electric Power Co. Inc.	18,900	271,115
	Kyushu Electric Power Co. Inc.	8,100	81,145
	Shikoku Electric Power Co. Inc.	2,700	24,041
	Tohoku Electric Power Co. Inc.	8,100	59,015
	Tokyo Electric Power Co. Holdings Inc.	27,000	126,915 *
Total Electric Utilities			781,235
Gas Utilities — 0.5%
	Osaka Gas Co. Ltd.	6,726	195,333
	Toho Gas Co. Ltd.	1,467	45,276
	Tokyo Gas Co. Ltd.	6,635	236,494
Total Gas Utilities			477,103
Independent Power and Renewable Electricity Producers — 0.0%††
	Electric Power Development Co. Ltd.	2,700	50,724

Total Utilities			1,309,062
Total Investments before Short-Term Investments (Cost — $78,129,375)			97,297,994
	Rate
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $6,092)	4.032%	6,092	6,092 (c)(d)(e)
Total Investments — 99.3% (Cost — $78,135,467)			97,304,086
Other Assets in Excess of Liabilities — 0.7%			698,985
Total Net Assets — 100.0%			$98,003,071

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $6,092 and the cost was $6,092 (Note 6).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Japan Hedged ETF
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Mini Tokyo Topix Index	44	12/25	$934,425	$935,803	$1,378
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	3,504,479,000	USD	23,729,176	State Street Bank and Trust Co.	10/2/25	$241
USD	23,947,120	JPY	3,504,479,000	State Street Bank and Trust Co.	10/2/25	217,702
JPY	3,504,479,000	USD	23,729,176	UBS Securities LLC	10/2/25	241
USD	23,946,940	JPY	3,504,479,000	UBS Securities LLC	10/2/25	217,523
JPY	7,008,958,000	USD	47,458,610	Wells Fargo Securities LLC	10/2/25	225
USD	47,895,221	JPY	7,008,958,000	Wells Fargo Securities LLC	10/2/25	436,387
USD	24,684,140	JPY	3,632,602,000	State Street Bank and Trust Co.	11/5/25	(745)
USD	24,684,325	JPY	3,632,602,000	UBS Securities LLC	11/5/25	(561)
USD	49,369,287	JPY	7,265,204,000	Wells Fargo Securities LLC	11/5/25	(484)
Net unrealized appreciation on open forward foreign currency contracts						$870,529

Abbreviation(s) used in this table:
JPY	—	Japanese Yen
USD	—	United States Dollar
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 80.5%
Communication Services — 4.2%
Diversified Telecommunication Services — 0.8%
Operadora De Sites Mexicanos SAB de CV	45,951	$43,212
Telefonica Brasil SA	45,300	289,805
Total Diversified Telecommunication Services		333,017
Media — 0.4%
Megacable Holdings SAB de CV	44,370	142,846
Wireless Telecommunication Services — 3.0%
America Movil SAB de CV	922,726	964,880
TIM SA	47,600	210,044
Total Wireless Telecommunication Services		1,174,924

Total Communication Services		1,650,787
Consumer Discretionary — 3.0%
Broadline Retail — 0.9%
El Puerto de Liverpool SAB de CV, Class C1 Shares	11,628	58,640
Falabella SA	49,249	291,946
Total Broadline Retail		350,586
Hotels, Restaurants & Leisure — 0.5%
Alsea SAB de CV	28,713	95,337 *
Smartfit Escola de Ginastica e Danca SA	25,500	127,750
Total Hotels, Restaurants & Leisure		223,087
Specialty Retail — 1.6%
Empresas Copec SA	23,341	170,892
Lojas Renner SA	58,600	166,484
Vibra Energia SA	62,900	290,432
Total Specialty Retail		627,808

Total Consumer Discretionary		1,201,481
Consumer Staples — 13.3%
Beverages — 6.2%
Ambev SA	256,700	582,757
Arca Continental SAB de CV	51,561	540,065
Becle SAB de CV	28,050	29,959
Cia Cervecerias Unidas SA	7,429	45,646
Coca-Cola Femsa SAB de CV	30,889	256,025
Fomento Economico Mexicano SAB de CV	102,578	1,010,477
Total Beverages		2,464,929
Consumer Staples Distribution & Retail — 4.3%
Cencosud SA	74,834	212,856
Grupo Comercial Chedraui SA de CV	17,000	134,572
Grupo Mateus SA	28,900	37,715
Raia Drogasil SA	74,800	258,718
Sendas Distribuidora S/A	79,900	142,680
Wal-Mart de Mexico SAB de CV	299,540	924,314
Total Consumer Staples Distribution & Retail		1,710,855
Food Products — 2.0%
Alfa SAB de CV, Class A Shares	146,608	117,398
Gruma SAB de CV, Class B Shares	9,605	178,127
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
Grupo Bimbo SAB de CV, Class A Shares	71,468	$253,554
M Dias Branco SA	6,800	36,697
MBRF Global Foods Co. SA	48,700	177,588
SLC Agricola SA	10,200	31,430
Total Food Products		794,794
Household Products — 0.5%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	92,803	196,110
Personal Care Products — 0.3%
Natura Cosmeticos SA	52,700	92,525 *

Total Consumer Staples		5,259,213
Energy — 5.5%
Oil, Gas & Consumable Fuels — 5.5%
Brava Energia	23,800	80,353 *
Cosan SA	69,700	80,752 *
Ecopetrol SA	267,954	122,481
Petroleo Brasileiro SA - Petrobras	217,600	1,380,238
PRIO SA	45,600	326,488 *
Ultrapar Participacoes SA	42,500	175,329

Total Energy		2,165,641
Financials — 15.7%
Banks — 10.4%
Banco Bradesco SA	86,700	247,945
Banco de Chile	2,620,992	397,941
Banco de Credito e Inversiones SA	4,573	202,125
Banco del Bajio SA	47,277	118,937 (a)
Banco do Brasil SA	100,700	417,696
Banco Itau Chile SA	3,519	54,164
Banco Santander Brasil SA	23,800	131,389
Banco Santander Chile	3,604,595	238,721
Grupo Financiero Banorte SAB de CV, Class O Shares	169,779	1,708,487
Grupo Financiero Inbursa SAB de CV, Class O Shares	104,771	287,810
Itau Unibanco Holding SA	28,900	188,034
Regional SAB de CV	14,790	133,011
Total Banks		4,126,260
Capital Markets — 3.5%
B3 SA - Brasil Bolsa Balcao	306,000	769,948
Banco BTG Pactual SA	69,700	631,620
Total Capital Markets		1,401,568
Consumer Finance — 0.4%
Gentera SAB de CV	63,529	164,571
Insurance — 1.4%
BB Seguridade Participacoes SA	37,400	233,577
Caixa Seguridade Participacoes S/A	35,700	101,290
Porto Seguro SA	10,800	101,114
Qualitas Controladora SAB de CV	11,747	107,298
Total Insurance		543,279

Total Financials		6,235,678
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care — 1.6%
Health Care Providers & Services — 1.4%
Hapvida Participacoes e Investimentos S/A	18,700	$125,883 *(a)
Rede D’Or Sao Luiz SA	57,400	453,548 (a)
Total Health Care Providers & Services		579,431
Pharmaceuticals — 0.2%
Hypera SA	17,300	73,838

Total Health Care		653,269
Industrials — 10.4%
Aerospace & Defense — 1.6%
Embraer SA	40,900	616,624
Commercial Services & Supplies — 0.4%
Ambipar Participacoes e Empreendimentos S/A	51,000	81,592 *
GPS Participacoes e Empreendimentos SA	23,800	84,464 (a)
Total Commercial Services & Supplies		166,056
Electrical Equipment — 1.5%
WEG SA	87,500	601,182
Ground Transportation — 1.5%
Localiza Rent a Car SA	51,200	379,273
Rumo SA	71,400	214,111
Total Ground Transportation		593,384
Industrial Conglomerates — 0.8%
Grupo Carso SAB de CV, Series A1 Shares	31,722	226,281
Quinenco SA	16,745	74,012
Total Industrial Conglomerates		300,293
Marine Transportation — 0.1%
Cia Sud Americana de Vapores SA	750,380	39,254
Passenger Airlines — 1.0%
Latam Airlines Group SA	17,088,468	388,316 *
Transportation Infrastructure — 3.5%
Grupo Aeroportuario del Centro Norte SAB de CV	15,980	206,570
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	24,021	567,227
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	9,299	299,987
Motiva Infraestrutura de Mobilidade SA	69,700	194,747
Promotora y Operadora de Infraestructura SAB de CV	10,268	139,935
Total Transportation Infrastructure		1,408,466

Total Industrials		4,113,575
Information Technology — 0.7%
Software — 0.7%
TOTVS SA	31,500	271,670

Materials — 15.1%
Chemicals — 0.2%
Alpek SAB de CV	22,219	12,047
Controladora Alpek SAB de CV	245,973	40,655 *
Orbia Advance Corp. SAB de CV	50,473	48,759
Total Chemicals		101,461
Construction Materials — 2.4%
Cementos Argos SA	32,742	88,627
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction Materials — continued
Cemex SAB de CV	890,851	$796,943
GCC SAB de CV	9,707	91,841
Total Construction Materials		977,411
Containers & Packaging — 0.4%
Klabin SA	44,200	149,725
Metals & Mining — 10.9%
Cia Siderurgica Nacional SA	35,700	52,958
CSN Mineracao SA	25,500	26,479
Grupo Mexico SAB de CV, Series B Shares	167,620	1,460,372
Industrias Penoles SAB de CV	11,050	493,355 *
Vale SA	210,950	2,280,797
Total Metals & Mining		4,313,961
Paper & Forest Products — 1.2%
Empresas CMPC SA	65,365	96,360
Suzano SA	39,800	372,923
Total Paper & Forest Products		469,283

Total Materials		6,011,841
Real Estate — 2.7%
Diversified REITs — 0.8%
Concentradora Fibra Danhos SA de CV	51,578	79,340
Fibra Uno Administracion SA de CV	163,064	240,071
Total Diversified REITs		319,411
Industrial REITs — 0.6%
Prologis Property Mexico SA de CV	61,761	252,603
Real Estate Management & Development — 1.3%
Allos SA	19,100	92,639
Cencosud Shopping SA	28,492	63,716
Corp. Inmobiliaria Vesta SAB de CV	49,759	140,707
Multiplan Empreendimentos Imobiliarios SA	18,700	102,111
Plaza SA	38,046	102,875
Total Real Estate Management & Development		502,048

Total Real Estate		1,074,062
Utilities — 8.3%
Electric Utilities — 5.2%
Alupar Investimento SA	17,640	105,961
Centrais Eletricas Brasileiras SA	68,000	670,609
Cia Energetica de Minas Gerais	3,400	9,244
Cia Paranaense de Energia - Copel	47,600	107,972
CPFL Energia SA	10,200	75,463
Enel Americas SA	1,114,214	112,401
Enel Chile SA	1,454,894	112,573
Energisa S/A	15,900	151,848
Equatorial Energia SA	59,500	412,826
Interconexion Electrica SA ESP	22,593	134,773
Neoenergia SA	11,900	64,130
Transmissora Alianca de Energia Eletrica S/A	13,600	93,620
Total Electric Utilities		2,051,420
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Independent Power and Renewable Electricity Producers — 1.0%
Auren Energia SA		18,700	$36,062
Colbun SA		422,943	66,863
Eneva SA		54,400	169,056 *
Engie Brasil Energia SA		15,300	116,929
Total Independent Power and Renewable Electricity Producers			388,910
Water Utilities — 2.1%
Aguas Andinas SA, Class A Shares		151,351	57,452
Cia de Saneamento Basico do Estado de Sao Paulo SABESP		26,900	667,607
Cia De Sanena Do Parana		17,000	118,270
Total Water Utilities			843,329

Total Utilities			3,283,659
Total Common Stocks (Cost — $24,745,237)			31,920,876
	Rate
Preferred Stocks — 18.5%
Consumer Staples — 0.3%
Beverages — 0.3%
Embotelladora Andina SA, Class B Shares	4.095%	23,375	92,086 (b)

Energy — 4.0%
Oil, Gas & Consumable Fuels — 4.0%
Petroleo Brasileiro SA - Petrobras	0.365%	266,900	1,576,677 (b)

Financials — 11.1%
Banks — 11.0%
Banco Bradesco SA	1.428%	304,300	1,010,800 (b)
Grupo Cibest SA	1.222%	25,721	335,369 (b)
Itau Unibanco Holding SA	0.038%	311,100	2,282,333 (b)
Itausa SA	0.174%	338,300	728,620 (b)
Total Banks			4,357,122
Financial Services — 0.1%
Grupo de Inversiones Suramericana SA	1.056%	5,763	52,244 (b)

Total Financials			4,409,366
Materials — 1.7%
Chemicals — 0.9%
Braskem SA, Class A Shares	—	11,900	14,681 *
Sociedad Quimica y Minera de Chile SA, Class B Shares	0.001%	8,313	358,657 (b)
Total Chemicals			373,338
Metals & Mining — 0.8%
Gerdau SA	0.722%	76,500	238,598 (b)
Metalurgica Gerdau SA	0.840%	35,700	63,817 (b)
Total Metals & Mining			302,415

Total Materials			675,753
Utilities — 1.4%
Electric Utilities — 1.4%
Centrais Eletricas Brasileiras SA, Class B Shares	3.486%	13,600	141,655 (b)
Cia Energetica de Minas Gerais	0.806%	95,200	199,318 (b)
Cia Paranaense de Energia - Copel, Class B Shares	3.403%	60,992	147,511 (b)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Electric Utilities — continued
Isa Energia Brasil SA	0.775%	17,000	$78,751 (b)

Total Utilities			567,235
Total Preferred Stocks (Cost — $5,477,608)			7,321,117
Total Investments before Short-Term Investments (Cost — $30,222,845)			39,241,993

Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $17,251)	4.032%	17,251	17,251 (c)(d)(e)
Total Investments — 99.0% (Cost — $30,240,096)			39,259,244
Other Assets in Excess of Liabilities — 1.0%			401,263
Total Net Assets — 100.0%			$39,660,507

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of September 30, 2025.
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $17,251 and the cost was $17,251 (Note 6).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Bovespa Index	10	10/25	$261,523	$276,306	$14,783
Mex Bolsa Index	4	12/25	136,344	138,388	2,044
Net unrealized appreciation on open futures contracts					$16,827
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Mexico ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 8.8%
Diversified Telecommunication Services — 0.4%
Operadora De Sites Mexicanos SAB de CV	302,400	$284,379
Media — 1.3%
Megacable Holdings SAB de CV	290,934	936,638
Wireless Telecommunication Services — 7.1%
America Movil SAB de CV	4,694,298	4,908,752

Total Communication Services		6,129,769
Consumer Discretionary — 1.5%
Broadline Retail — 0.6%
El Puerto de Liverpool SAB de CV, Class C1 Shares	76,146	384,001
Hotels, Restaurants & Leisure — 0.9%
Alsea SAB de CV	187,866	623,778 *

Total Consumer Discretionary		1,007,779
Consumer Staples — 29.3%
Beverages — 14.2%
Arca Continental SAB de CV	270,984	2,838,367
Becle SAB de CV	184,002	196,523
Coca-Cola Femsa SAB de CV	202,482	1,678,284
Fomento Economico Mexicano SAB de CV	521,094	5,133,199
Total Beverages		9,846,373
Consumer Staples Distribution & Retail — 8.1%
Grupo Comercial Chedraui SA de CV	111,510	882,713
Wal-Mart de Mexico SAB de CV	1,532,370	4,728,551
Total Consumer Staples Distribution & Retail		5,611,264
Food Products — 5.2%
Alfa SAB de CV, Class A Shares	960,960	769,502
Gruma SAB de CV, Class B Shares	63,000	1,168,348
Grupo Bimbo SAB de CV, Class A Shares	468,468	1,662,029
Total Food Products		3,599,879
Household Products — 1.8%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	608,328	1,285,511

Total Consumer Staples		20,343,027
Financials — 19.4%
Banks — 16.9%
Banco del Bajio SA	309,918	779,676 (a)
Grupo Financiero Banorte SAB de CV, Class O Shares	814,086	8,192,150
Grupo Financiero Inbursa SAB de CV, Class O Shares	685,944	1,884,312
Regional SAB de CV	96,978	872,154
Total Banks		11,728,292
Consumer Finance — 1.5%
Gentera SAB de CV	416,430	1,078,754
Insurance — 1.0%
Qualitas Controladora SAB de CV	77,028	703,578

Total Financials		13,510,624
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Mexico ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Industrials — 12.2%
Industrial Conglomerates — 2.1%
	Grupo Carso SAB de CV, Series A1 Shares	207,900	$1,482,999
Transportation Infrastructure — 10.1%
	Grupo Aeroportuario del Centro Norte SAB de CV	104,790	1,354,596
	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	119,574	2,823,597
	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	59,682	1,925,353
	Promotora y Operadora de Infraestructura SAB de CV	67,326	917,536
Total Transportation Infrastructure			7,021,082

Total Industrials			8,504,081
Materials — 22.0%
Chemicals — 1.0%
	Alpek SAB de CV	143,094	77,587
	Controladora Alpek SAB de CV	1,606,206	265,474 *
	Orbia Advance Corp. SAB de CV	331,926	320,655
Total Chemicals			663,716
Construction Materials — 6.8%
	Cemex SAB de CV	4,601,814	4,116,719
	GCC SAB de CV	63,924	604,806
Total Construction Materials			4,721,525
Metals & Mining — 14.2%
	Grupo Mexico SAB de CV, Series B Shares	826,686	7,202,416
	Industrias Penoles SAB de CV	60,396	2,696,529 *
Total Metals & Mining			9,898,945

Total Materials			15,284,186
Real Estate — 6.7%
Diversified REITs — 3.0%
	Concentradora Fibra Danhos SA de CV	338,100	520,083
	Fibra Uno Administracion SA de CV	1,068,900	1,573,686
Total Diversified REITs			2,093,769
Industrial REITs — 2.4%
	Prologis Property Mexico SA de CV	404,880	1,655,961
Real Estate Management & Development — 1.3%
	Corp. Inmobiliaria Vesta SAB de CV	326,172	922,338

Total Real Estate			4,672,068
Total Investments before Short-Term Investments (Cost — $63,065,818)			69,451,534
	Rate
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $287)	4.032%	287	287 (b)(c)(d)
Total Investments — 99.9% (Cost — $63,066,105)			69,451,821
Other Assets in Excess of Liabilities — 0.1%			36,936
Total Net Assets — 100.0%			$69,488,757

See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Mexico ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $287 and the cost was $287 (Note 6).

(d)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Saudi Arabia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 9.1%
Diversified Telecommunication Services — 6.2%
Saudi Telecom Co.	118,365	$1,391,267
Media — 0.7%
Arabian Contracting Services Co.	1,222	32,813 *
Saudi Research & Media Group	2,457	119,568 *
Total Media		152,381
Wireless Telecommunication Services — 2.2%
Etihad Etisalat Co.	23,673	426,407
Mobile Telecommunications Co. Saudi Arabia	27,625	82,207
Total Wireless Telecommunication Services		508,614

Total Communication Services		2,052,262
Consumer Discretionary — 2.7%
Hotels, Restaurants & Leisure — 1.4%
Jabal Omar Development Co.	36,270	187,433 *
Leejam Sports Co. JSC	1,547	58,989
Seera Group Holding	8,411	65,042 *
Total Hotels, Restaurants & Leisure		311,464
Specialty Retail — 1.3%
Aldrees Petroleum and Transport Services Co.	3,068	102,507
Jarir Marketing Co.	36,881	137,190
United Electronics Co.	2,353	56,249
Total Specialty Retail		295,946

Total Consumer Discretionary		607,410
Consumer Staples — 3.2%
Consumer Staples Distribution & Retail — 0.8%
Abdullah Al Othaim Markets Co.	27,625	57,089
BinDawood Holding Co.	15,964	24,051
Nahdi Medical Co.	3,003	95,290
Total Consumer Staples Distribution & Retail		176,430
Food Products — 2.4%
Almarai Co. JSC	30,719	412,022
Saudia Dairy & Foodstuff Co.	949	68,324
Savola Group	9,217	60,952 *
Total Food Products		541,298

Total Consumer Staples		717,728
Energy — 11.7%
Energy Equipment & Services — 0.6%
Ades Holding Co.	21,333	92,666
Arabian Drilling Co.	1,664	34,964
Total Energy Equipment & Services		127,630
Oil, Gas & Consumable Fuels — 11.1%
Rabigh Refining & Petrochemical Co.	26,169	51,498 *
Saudi Arabian Oil Co.	372,814	2,447,518 (a)
Total Oil, Gas & Consumable Fuels		2,499,016

Total Energy		2,626,646
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Saudi Arabia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 40.9%
Banks — 38.0%
Al Rajhi Bank	122,941	$3,514,286
Alinma Bank	76,843	549,142
Arab National Bank	55,471	365,497
Bank AlBilad	46,111	354,605
Bank Al-Jazira	39,377	134,610 *
Banque Saudi Fransi	76,245	362,907
Riyad Bank	92,053	667,656
Saudi Awwal Bank	62,192	532,003
Saudi Investment Bank	38,415	146,072
Saudi National Bank	182,728	1,909,040
Total Banks		8,535,818
Capital Markets — 0.8%
Saudi Tadawul Group Holding Co.	3,016	165,670
Insurance — 2.1%
Al Rajhi Co. for Co.-operative Insurance	3,068	99,234 *
Bupa Arabia for Cooperative Insurance Co.	4,862	213,787
Co. for Cooperative Insurance	4,602	166,891
Total Insurance		479,912

Total Financials		9,181,400
Health Care — 3.6%
Health Care Providers & Services — 3.3%
Dallah Healthcare Co.	2,912	117,017
Dr Soliman Abdel Kader Fakeeh Hospital Co.	3,289	36,309
Dr Sulaiman Al Habib Medical Services Group Co.	6,396	460,488
Mouwasat Medical Services Co.	5,746	112,845
Total Health Care Providers & Services		726,659
Pharmaceuticals — 0.3%
Jamjoom Pharmaceuticals Factory Co.	1,716	72,114

Total Health Care		798,773
Industrials — 2.1%
Air Freight & Logistics — 0.5%
SAL Saudi Logistics Services	2,457	118,585
Commercial Services & Supplies — 0.3%
Catrion Catering Holding Co.	2,522	66,880
Electrical Equipment — 0.6%
Riyadh Cables Group Co.	4,134	139,997
Industrial Conglomerates — 0.4%
Astra Industrial Group Co.	2,327	86,250
Transportation Infrastructure — 0.3%
Saudi Ground Services Co.	5,603	69,563

Total Industrials		481,275
Information Technology — 2.1%
IT Services — 2.1%
Arabian Internet & Communications Services Co.	1,534	105,288
Elm Co.	1,508	360,091

Total Information Technology		465,379
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Saudi Arabia ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Materials — 16.2%
Chemicals — 9.2%
	Advanced Petrochemical Co.	7,943	$75,105 *
	National Industrialization Co.	20,566	61,475 *
	SABIC Agri-Nutrients Co.	14,638	465,269
	Sahara International Petrochemical Co.	22,282	121,208
	Saudi Aramco Base Oil Co.	3,133	74,478
	Saudi Basic Industries Corp.	56,459	926,631
	Saudi Industrial Investment Group	20,878	106,667
	Saudi Kayan Petrochemical Co.	46,111	69,470 *
	Yanbu National Petrochemical Co.	17,290	161,088
Total Chemicals			2,061,391
Construction Materials — 0.6%
	Qassim Cement Co.	3,328	38,212
	Saudi Cement Co.	4,693	50,857
	Yamama Cement Co.	6,227	52,703
Total Construction Materials			141,772
Metals & Mining — 6.4%
	Saudi Arabian Mining Co.	84,331	1,439,172 *

Total Materials			3,642,335
Real Estate — 3.4%
Real Estate Management & Development — 3.4%
	Arabian Centres Co.	14,612	88,291 (a)
	Dar Al Arkan Real Estate Development Co.	33,202	176,537 *
	Emaar Economic City	10,374	38,451 *
	Makkah Construction & Development Co.	6,123	145,638
	Saudi Real Estate Co.	8,281	34,999 *
	Taiba Investments Co.	8,008	88,574
	Umm Al Qura for Development & Construction Co.	30,095	198,215 *

Total Real Estate			770,705
Utilities — 4.7%
Electric Utilities — 0.9%
	Saudi Electricity Co.	49,049	198,670
Independent Power and Renewable Electricity Producers — 3.6%
	ACWA Power Co.	14,183	809,712 *
Multi-Utilities — 0.2%
	Power & Water Utility Co. for Jubail & Yanbu	4,706	49,592

Total Utilities			1,057,974
Total Investments before Short-Term Investments (Cost — $20,652,387)			22,401,887
	Rate
Short-Term Investments — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $6,665)	4.032%	6,665	6,665 (b)(c)(d)
Total Investments — 99.8% (Cost — $20,659,052)			22,408,552
Other Assets in Excess of Liabilities — 0.2%			54,693
Total Net Assets — 100.0%			$22,463,245

See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Saudi Arabia ETF
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $6,665 and the cost was $6,665 (Note 6).

(d)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
JSC	—	Joint Stock Company
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.0%
Communication Services — 5.7%
Diversified Telecommunication Services — 0.2%
LG Uplus Corp.	41,648	$455,648
Entertainment — 1.4%
HYBE Co. Ltd.	4,332	821,291
Kakao Games Corp.	7,448	82,864 *
Krafton Inc.	5,396	1,124,928 *
NCSoft Corp.	2,432	374,407
Netmarble Corp.	5,016	220,582 (a)
Pearl Abyss Corp.	6,004	151,699 *
Total Entertainment		2,775,771
Interactive Media & Services — 4.0%
Kakao Corp.	60,572	2,573,031
NAVER Corp.	29,488	5,643,083
Total Interactive Media & Services		8,216,114
Media — 0.1%
Cheil Worldwide Inc.	13,300	192,431

Total Communication Services		11,639,964
Consumer Discretionary — 6.7%
Automobile Components — 1.5%
Hankook Tire & Technology Co. Ltd.	13,528	369,765
Hanon Systems	31,540	68,563 *
HL Mando Co. Ltd.	6,460	154,703
Hyundai Mobis Co. Ltd.	11,476	2,441,528
Total Automobile Components		3,034,559
Automobiles — 3.6%
Hyundai Motor Co.	26,068	3,994,597
Kia Corp.	47,576	3,414,635
Total Automobiles		7,409,232
Broadline Retail — 0.1%
Lotte Shopping Co. Ltd.	2,280	115,052
Hotels, Restaurants & Leisure — 0.3%
Hanjin Kal Corp.	4,636	332,075
Kangwon Land Inc.	22,344	292,389
Total Hotels, Restaurants & Leisure		624,464
Household Durables — 0.9%
Coway Co. Ltd.	10,488	736,302
LG Electronics Inc.	20,824	1,122,051
Total Household Durables		1,858,353
Specialty Retail — 0.1%
Hotel Shilla Co. Ltd.	6,308	231,090 *
Textiles, Apparel & Luxury Goods — 0.2%
F&F Co. Ltd.	2,736	122,268
Misto Holdings Corp.	6,992	192,111
Total Textiles, Apparel & Luxury Goods		314,379

Total Consumer Discretionary		13,587,129
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples — 2.6%
Beverages — 0.0%††
Hite Jinro Co. Ltd.	6,156	$83,583
Consumer Staples Distribution & Retail — 0.3%
BGF retail Co. Ltd.	1,672	128,702
Dongsuh Cos. Inc.	6,156	118,026
E-MART Inc.	3,648	196,304
GS Retail Co. Ltd.	6,942	82,381
Total Consumer Staples Distribution & Retail		525,413
Food Products — 0.8%
CJ CheilJedang Corp.	1,520	249,713
NongShim Co. Ltd.	608	186,987
Orion Corp.	4,408	325,483
Otoki Corp.	304	88,944
Samyang Foods Co. Ltd.	803	875,084
Total Food Products		1,726,211
Personal Care Products — 0.5%
Amorepacific Corp.	5,700	496,853
Amorepacific Holdings Corp.	4,712	89,502
LG H&H Co. Ltd.	1,824	371,807
Total Personal Care Products		958,162
Tobacco — 1.0%
KT&G Corp.	20,368	1,939,464

Total Consumer Staples		5,232,833
Energy — 1.0%
Oil, Gas & Consumable Fuels — 1.0%
HD Hyundai Co. Ltd.	8,208	909,108
SK Innovation Co. Ltd.	12,312	881,904
S-Oil Corp.	8,056	358,287 *

Total Energy		2,149,299
Financials — 13.1%
Banks — 8.7%
BNK Financial Group Inc.	49,780	517,651
Hana Financial Group Inc.	53,732	3,339,461
iM Financial Group Co. Ltd.	27,208	266,834
Industrial Bank of Korea	49,400	685,167
KakaoBank Corp.	37,240	630,377
KB Financial Group Inc.	70,528	5,805,911
Shinhan Financial Group Co. Ltd.	82,232	4,149,550
Woori Financial Group Inc.	134,064	2,479,570
Total Banks		17,874,521
Capital Markets — 1.2%
Korea Investment Holdings Co. Ltd.	8,056	832,558
Mirae Asset Securities Co. Ltd.	39,596	602,526
NH Investment & Securities Co. Ltd.	26,144	361,866
Samsung Securities Co. Ltd.	12,312	629,180
Total Capital Markets		2,426,130
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — 0.1%
Samsung Card Co. Ltd.	4,712	$175,644
Financial Services — 0.7%
Kakaopay Corp.	5,548	212,738 *
Meritz Financial Group Inc.	14,668	1,186,571
Total Financial Services		1,399,309
Insurance — 2.4%
DB Insurance Co. Ltd.	8,588	847,752
Hanwha Life Insurance Co. Ltd.	54,948	123,168 *
Hyundai Marine & Fire Insurance Co. Ltd.	11,628	233,298 *
Samsung Fire & Marine Insurance Co. Ltd.	6,156	1,980,994
Samsung Life Insurance Co. Ltd.	15,504	1,730,463
Total Insurance		4,915,675

Total Financials		26,791,279
Health Care — 5.6%
Biotechnology — 3.1%
Alteogen Inc.	7,752	2,530,499 *
Celltrion Inc.	29,184	3,606,789
Green Cross Corp.	1,064	97,979
SK Bioscience Co. Ltd.	5,320	177,453 *
Total Biotechnology		6,412,720
Health Care Equipment & Supplies — 0.3%
HLB Inc.	23,484	635,200 *
Health Care Providers & Services — 0.0%††
Hanmi Science Co. ltd	3,952	109,571
Life Sciences Tools & Services — 1.3%
Samsung Biologics Co. Ltd.	3,602	2,559,562 *(a)
Pharmaceuticals — 0.9%
Celltrion Pharm Inc.	3,952	150,694 *
Hanmi Pharm Co. Ltd.	1,216	318,073
SK Biopharmaceuticals Co. Ltd.	5,548	400,960 *
Yuhan Corp.	10,944	928,998
Total Pharmaceuticals		1,798,725

Total Health Care		11,515,778
Industrials — 22.0%
Aerospace & Defense — 3.9%
Hanwha Aerospace Co. Ltd.	6,712	5,295,737
Hanwha Systems Co. Ltd.	14,364	609,143
Korea Aerospace Industries Ltd.	13,908	1,070,571
LIG Nex1 Co. Ltd.	2,432	889,217
Total Aerospace & Defense		7,864,668
Air Freight & Logistics — 0.5%
CJ Logistics Corp.	1,824	109,462
Hyundai Glovis Co. Ltd.	7,372	869,056
Total Air Freight & Logistics		978,518
Commercial Services & Supplies — 0.2%
KEPCO Plant Service & Engineering Co. Ltd.	4,408	149,703
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — continued
S-1 Corp.	3,876	$232,331
Total Commercial Services & Supplies		382,034
Construction & Engineering — 0.6%
GS Engineering & Construction Corp.	12,616	165,450
Hyundai Engineering & Construction Co. Ltd.	14,364	556,930
Samsung E&A Co. Ltd.	29,640	566,161
Total Construction & Engineering		1,288,541
Electrical Equipment — 6.0%
Doosan Enerbility Co. Ltd.	87,248	3,898,970 *
Ecopro BM Co. Ltd.	9,576	771,240 *
Ecopro Co. Ltd.	19,760	668,267
Ecopro Materials Co. Ltd.	4,788	161,414 *
HD Hyundai Electric Co. Ltd.	4,332	1,796,959
Hyosung Heavy Industries Corp.	1,034	987,534
L&F Co. Ltd.	5,016	265,628 *
LG Energy Solution Ltd.	8,132	2,014,091 *
LS Corp.	3,344	398,024
LS Electric Co. Ltd.	2,964	601,018
POSCO Future M Co. Ltd.	6,501	664,904 *
SK IE Technology Co. Ltd.	5,472	103,352 *(a)
Total Electrical Equipment		12,331,401
Electronic Equipment, Instruments & Components — 0.1%
Hanwha Vision Co. Ltd.	6,536	247,362 *
Industrial Conglomerates — 4.0%
CJ Corp.	2,584	337,952
Doosan Co. Ltd.	1,368	527,485
GS Holdings Corp.	8,512	278,769
Hanwha Corp.	5,472	329,946
LG Corp.	16,948	869,717
Lotte Corp.	5,016	103,498
Samsung C&T Corp.	15,656	2,059,868
SK Inc.	7,144	1,069,271
SK Square Co. Ltd.	17,708	2,543,147 *
Total Industrial Conglomerates		8,119,653
Machinery — 5.8%
Doosan Bobcat Inc.	9,576	378,795
Hanwha Ocean Co. Ltd.	24,776	1,947,751 *
HD Hyundai Heavy Industries Co. Ltd.	4,332	1,590,093
HD Hyundai Marine Solution Co. Ltd.	2,660	398,133
HD Hyundai Mipo	4,484	650,365
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,892	2,604,762
Hyundai Rotem Co. Ltd.	14,288	2,230,193
Samsung Heavy Industries Co. Ltd.	124,792	1,947,860 *
Total Machinery		11,747,952
Marine Transportation — 0.5%
HMM Co. Ltd.	57,380	819,977
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Marine Transportation — continued
Pan Ocean Co. Ltd.	48,640	$133,816
Total Marine Transportation		953,793
Passenger Airlines — 0.3%
Korean Air Lines Co. Ltd.	36,404	590,279
Trading Companies & Distributors — 0.1%
Posco International Corp.	8,968	309,682

Total Industrials		44,813,883
Information Technology — 35.2%
Electronic Equipment, Instruments & Components — 2.1%
LG Display Co. Ltd.	57,304	588,540 *
LG Innotek Co. Ltd.	2,736	366,217
Samsung Electro-Mechanics Co. Ltd.	10,868	1,498,847
Samsung SDI Co. Ltd.	12,008	1,754,492
Total Electronic Equipment, Instruments & Components		4,208,096
IT Services — 0.7%
Hyundai Autoever Corp.	1,292	140,614
LG CNS Co. Ltd.	7,296	341,646
Posco DX Co. Ltd.	10,184	152,428
Samsung SDS Co. Ltd.	7,828	916,117
Total IT Services		1,550,805
Semiconductors & Semiconductor Equipment — 13.3%
Hanmi Semiconductor Co. Ltd.	8,436	580,218
SK Hynix Inc.	106,932	26,484,352
Total Semiconductors & Semiconductor Equipment		27,064,570
Technology Hardware, Storage & Peripherals — 19.1%
Samsung Electronics Co. Ltd.	651,244	38,943,282

Total Information Technology		71,766,753
Materials — 3.4%
Chemicals — 1.5%
Hanwha Solutions Corp.	20,824	423,738
KCC Corp.	836	228,804
Kumho Petrochemical Co. Ltd.	2,888	214,894
LG Chem Ltd.	9,120	1,807,035
Lotte Chemical Corp.	3,648	176,023
SKC Co. Ltd.	3,724	268,342 *
Total Chemicals		3,118,836
Metals & Mining — 1.9%
Hyundai Steel Co.	16,492	399,062
Korea Zinc Co. Ltd.	912	598,661
POSCO Holdings Inc.	14,668	2,885,405
Total Metals & Mining		3,883,128

Total Materials		7,001,964
Utilities — 0.7%
Electric Utilities — 0.6%
Korea Electric Power Corp.	50,844	1,306,387
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Gas Utilities — 0.1%
Korea Gas Corp.		5,320	$148,257

Total Utilities			1,454,644
Total Common Stocks (Cost — $134,501,333)			195,953,526
	Rate
Preferred Stocks — 3.7%
Consumer Discretionary — 0.7%
Automobiles — 0.6%
Hyundai Motor Co.	1.533%	4,180	485,912 (b)
Hyundai Motor Co., Series 2	1.502%	6,612	784,646 (b)
Total Automobiles			1,270,558
Household Durables — 0.1%
LG Electronics Inc.	1.366%	3,496	91,197 (b)

Total Consumer Discretionary			1,361,755
Consumer Staples — 0.1%
Food Products — 0.0%††
CJ CheilJedang Corp.	1.083%	228	22,506 (b)
Personal Care Products — 0.1%
Amorepacific Corp.	2.746%	1,824	53,496 (b)
LG H&H Co. Ltd.	0.870%	456	37,376 (b)
Total Personal Care Products			90,872

Total Consumer Staples			113,378
Financials — 0.1%
Capital Markets — 0.1%
Mirae Asset Securities Co. Ltd.	2.626%	25,764	174,814 (b)
Insurance — 0.0%††
Samsung Fire & Marine Insurance Co. Ltd.	5.565%	532	129,488 (b)

Total Financials			304,302
Industrials — 0.1%
Industrial Conglomerates — 0.1%
Doosan Co. Ltd.	0.587%	380	94,658 (b)
Hanwha Corp.	2.310%	3,876	101,662 (b)

Total Industrials			196,320
Information Technology — 2.6%
Electronic Equipment, Instruments & Components — 0.0%††
Samsung SDI Co. Ltd.	0.783%	304	28,016 (b)
Technology Hardware, Storage & Peripherals — 2.6%
Samsung Electronics Co. Ltd.	0.553%	113,012	5,348,346 (b)

Total Information Technology			5,376,362
Materials — 0.1%
Chemicals — 0.1%
LG Chem Ltd.	0.759%	1,596	157,319 (b)

Total Preferred Stocks (Cost — $5,914,761)			7,509,436
Total Investments before Short-Term Investments (Cost — $140,416,094)			203,462,962
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $110,147)	4.032%	110,147	$110,147 (c)(d)(e)
Total Investments — 99.7% (Cost — $140,526,241)			203,573,109
Other Assets in Excess of Liabilities — 0.3%			520,686
Total Net Assets — 100.0%			$204,093,795

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of September 30, 2025.
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $110,147 and the cost was $110,147 (Note 6).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Kospi 200 Mini Index	3	12/25	$236,521	$254,365	$17,844
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Switzerland ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.5%
Communication Services — 1.1%
Diversified Telecommunication Services — 1.1%
Swisscom AG, Registered Shares	885	$642,352

Consumer Discretionary — 5.2%
Specialty Retail — 0.3%
Avolta AG, Registered Shares	3,060	165,605
Textiles, Apparel & Luxury Goods — 4.9%
Cie Financiere Richemont SA, Registered Shares	13,455	2,563,662
Swatch Group AG, Bearer Shares	975	183,138
Swatch Group AG, Registered Shares	1,785	68,201
Total Textiles, Apparel & Luxury Goods		2,815,001

Total Consumer Discretionary		2,980,606
Consumer Staples — 13.9%
Food Products — 13.9%
Barry Callebaut AG, Registered Shares	123	168,504
Chocoladefabriken Lindt & Spruengli AG	72	1,100,383
Emmi AG, Registered Shares	75	64,758
Nestle SA, Registered Shares	72,345	6,643,938

Total Consumer Staples		7,977,583
Financials — 20.8%
Banks — 0.2%
Banque Cantonale Vaudoise, Registered Shares	975	115,066
Capital Markets — 10.0%
Julius Baer Group Ltd.	7,140	493,200
Partners Group Holding AG	751	975,503
Swissquote Group Holding SA, Registered Shares	375	261,814
UBS Group AG, Registered Shares	94,200	3,848,981
VZ Holding AG	505	105,614
Total Capital Markets		5,685,112
Insurance — 10.6%
Baloise Holding AG, Registered Shares	1,590	392,479
Helvetia Holding AG, Registered Shares	1,215	297,317
Swiss Life Holding AG, Registered Shares	990	1,064,594
Swiss Re AG	9,600	1,774,248
Zurich Insurance Group AG	3,585	2,552,958
Total Insurance		6,081,596

Total Financials		11,881,774
Health Care — 33.5%
Health Care Equipment & Supplies — 3.8%
Alcon AG	17,295	1,288,131
Sonova Holding AG, Registered Shares	1,710	465,514
Straumann Holding AG, Registered Shares	3,776	402,919
Total Health Care Equipment & Supplies		2,156,564
Life Sciences Tools & Services — 2.9%
Bachem Holding AG	795	58,452
Lonza Group AG, Registered Shares	2,401	1,590,910
Total Life Sciences Tools & Services		1,649,362
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Switzerland ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — 26.8%
Galderma Group AG	5,310	$922,985
Novartis AG, Registered Shares	53,400	6,719,547
Roche Holding AG	825	282,241
Roche Holding AG, Vienna Stock Exchange	20,070	6,555,889
Sandoz Group AG	14,430	855,481
Total Pharmaceuticals		15,336,143

Total Health Care		19,142,069
Industrials — 12.7%
Building Products — 2.1%
Belimo Holding AG, Registered Shares	345	360,545
Geberit AG, Registered Shares	1,102	827,141
Total Building Products		1,187,686
Electrical Equipment — 5.9%
ABB Ltd., Registered Shares	46,950	3,382,359
Machinery — 2.4%
Georg Fischer AG, Registered Shares	2,710	211,003
Schindler Holding AG	1,410	533,767
Schindler Holding AG, Registered Shares	705	253,859
VAT Group AG	945	373,415 (a)
Total Machinery		1,372,044
Marine Transportation — 0.5%
Kuehne + Nagel International AG, Registered Shares	1,620	301,644
Professional Services — 1.3%
Adecco Group AG, Registered Shares	5,625	157,654
SGS SA, Registered Shares	5,801	601,353
Total Professional Services		759,007
Trading Companies & Distributors — 0.1%
DKSH Holding AG	1,245	84,184
Transportation Infrastructure — 0.4%
Flughafen Zurich AG, Registered Shares	660	201,239

Total Industrials		7,288,163
Information Technology — 1.3%
Software — 0.3%
Temenos AG, Registered Shares	1,950	157,343
Technology Hardware, Storage & Peripherals — 1.0%
Logitech International SA, Registered Shares	5,145	561,155

Total Information Technology		718,498
Materials — 8.6%
Chemicals — 4.4%
EMS-Chemie Holding AG, Registered Shares	238	168,259
Givaudan SA, Registered Shares	268	1,088,639
Sika AG, Registered Shares	5,610	1,248,704
Total Chemicals		2,505,602
Construction Materials — 4.0%
Amrize Ltd.	17,415	840,271 *
Holcim AG	17,025	1,440,915
Total Construction Materials		2,281,186
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Switzerland ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Containers & Packaging — 0.2%
SIG Group AG	11,400	$117,560

Total Materials		4,904,348
Real Estate — 1.1%
Real Estate Management & Development — 1.1%
PSP Swiss Property AG, Registered Shares	1,590	273,177
Swiss Prime Site AG, Registered Shares	2,700	377,691

Total Real Estate		650,868
Utilities — 0.3%
Electric Utilities — 0.3%
BKW AG	690	147,340
Total Investments — 98.5% (Cost — $47,793,323)		56,333,601
Other Assets in Excess of Liabilities — 1.5%		860,315
Total Net Assets — 100.0%		$57,193,916

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Swiss Mid Cap Future Index	5	12/25	$754,346	$760,762	$6,416
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.8%
Communication Services — 2.8%
Diversified Telecommunication Services — 1.4%
Chunghwa Telecom Co. Ltd.	1,991,070	$8,721,302
Entertainment — 0.5%
International Games System Co. Ltd.	116,104	2,998,026
Wireless Telecommunication Services — 0.9%
Far EasTone Telecommunications Co. Ltd.	926,000	2,685,819
Taiwan Mobile Co. Ltd.	737,830	2,638,739
Total Wireless Telecommunication Services		5,324,558

Total Communication Services		17,043,886
Consumer Discretionary — 1.7%
Automobile Components — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	985,000	1,216,788
Automobiles — 0.1%
China Motor Corp.	130,760	272,863
Yulon Motor Co. Ltd.	291,620	333,931
Total Automobiles		606,794
Broadline Retail — 0.0%††
momo.com Inc.	43,213	342,409
Household Durables — 0.2%
Nien Made Enterprise Co. Ltd.	87,300	1,215,921
Leisure Products — 0.1%
Giant Manufacturing Co. Ltd.	165,195	514,371
Specialty Retail — 0.5%
Hotai Motor Co. Ltd.	146,170	2,843,980
Textiles, Apparel & Luxury Goods — 0.6%
Eclat Textile Co. Ltd.	97,170	1,398,026
Feng TAY Enterprise Co. Ltd.	231,604	934,684
Pou Chen Corp.	1,178,000	1,115,076
Total Textiles, Apparel & Luxury Goods		3,447,786

Total Consumer Discretionary		10,188,049
Consumer Staples — 1.5%
Consumer Staples Distribution & Retail — 0.4%
President Chain Store Corp.	277,590	2,258,755
Food Products — 1.1%
Uni-President Enterprises Corp.	2,570,000	6,610,932

Total Consumer Staples		8,869,687
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Formosa Petrochemical Corp.	620,880	827,080

Financials — 17.0%
Banks — 10.8%
Chang Hwa Commercial Bank Ltd.	3,856,650	2,486,488
CTBC Financial Holding Co. Ltd.	9,214,000	12,969,374
E.Sun Financial Holding Co. Ltd.	8,009,556	8,764,312
Far Eastern International Bank	1,393,337	569,166
First Financial Holding Co. Ltd.	5,662,821	5,546,138
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Hua Nan Financial Holdings Co. Ltd.	4,854,745	$4,714,891
Mega Financial Holding Co. Ltd.	6,163,365	8,594,495
Shanghai Commercial & Savings Bank Ltd.	1,985,000	2,738,672
SinoPac Financial Holdings Co. Ltd.	6,218,575	5,100,872
Taiwan Business Bank	3,692,865	1,908,348
Taiwan Cooperative Financial Holding Co. Ltd.	5,455,196	4,412,054
TS Financial Holding Co. Ltd.	11,357,032	6,707,349
Total Banks		64,512,159
Capital Markets — 0.1%
Capital Securities Corp.	858,000	693,933
Financial Services — 1.6%
Chailease Holding Co. Ltd.	777,437	2,844,157
Yuanta Financial Holding Co. Ltd.	5,690,600	6,506,904
Total Financial Services		9,351,061
Insurance — 4.5%
Cathay Financial Holding Co. Ltd.	4,885,700	10,515,845
Fubon Financial Holding Co. Ltd.	4,354,451	12,615,592
KGI Financial Holding Co. Ltd.	8,229,901	4,036,913
Total Insurance		27,168,350

Total Financials		101,725,503
Health Care — 1.0%
Biotechnology — 0.4%
PharmaEssentia Corp.	147,841	2,498,134
Pharmaceuticals — 0.6%
Caliway Biopharmaceuticals Co. Ltd.	519,000	3,158,819 *
Oneness Biotech Co. Ltd.	154,575	347,918 *
Total Pharmaceuticals		3,506,737

Total Health Care		6,004,871
Industrials — 4.3%
Building Products — 0.1%
Taiwan Glass Industry Corp.	515,000	462,990 *
Commercial Services & Supplies — 0.1%
Taiwan Secom Co. Ltd.	124,370	454,992
Electrical Equipment — 1.6%
Advanced Energy Solution Holding Co. Ltd.	16,030	610,106
Bizlink Holding Inc.	92,000	3,109,128
Fortune Electric Co. Ltd.	75,164	1,432,846
Shihlin Electric & Engineering Corp.	132,200	789,435
Tatung Co. Ltd.	593,000	753,945
Teco Electric and Machinery Co. Ltd.	623,000	1,943,937
Walsin Lihwa Corp.	1,465,173	1,247,498
Total Electrical Equipment		9,886,895
Industrial Conglomerates — 0.2%
Far Eastern New Century Corp.	1,575,451	1,437,021
Machinery — 0.5%
Airtac International Group	73,410	1,813,693
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Hiwin Technologies Corp.	156,089	$1,103,654
Total Machinery		2,917,347
Marine Transportation — 1.1%
Evergreen Marine Corp. Taiwan Ltd.	567,440	3,332,625
U-Ming Marine Transport Corp.	217,313	407,132
Wan Hai Lines Ltd.	482,330	1,175,836
Yang Ming Marine Transport Corp.	914,259	1,589,859
Total Marine Transportation		6,505,452
Passenger Airlines — 0.5%
China Airlines Ltd.	1,506,000	1,030,255
Eva Airways Corp.	1,414,000	1,767,616
Total Passenger Airlines		2,797,871
Transportation Infrastructure — 0.2%
Taiwan High Speed Rail Corp.	1,056,000	973,607

Total Industrials		25,436,175
Information Technology — 67.9%
Communications Equipment — 1.5%
Accton Technology Corp.	258,850	8,875,197
Electronic Equipment, Instruments & Components — 19.3%
AUO Corp.	3,062,000	1,371,360
Chroma ATE Inc.	192,508	3,657,134
Delta Electronics Inc.	1,007,430	28,228,401
E Ink Holdings Inc.	420,800	3,320,507
Elite Material Co. Ltd.	144,568	5,810,611
Foxconn Technology Co. Ltd.	516,650	1,191,695
Genius Electronic Optical Co. Ltd.	43,660	613,114
Gold Circuit Electronics Ltd.	175,000	2,500,574
Hon Hai Precision Industry Co. Ltd.	6,364,400	45,105,007
Innolux Corp.	3,839,080	1,813,858
Largan Precision Co. Ltd.	50,416	3,887,315
Lotes Co. Ltd.	43,338	2,196,903
Nan Ya Printed Circuit Board Corp.	110,780	821,454
Synnex Technology International Corp.	639,300	1,325,670
Unimicron Technology Corp.	681,090	3,385,561
Walsin Technology Corp.	147,690	506,385
WPG Holdings Ltd.	814,000	1,765,385
WT Microelectronics Co. Ltd.	343,000	1,581,190
Yageo Corp.	810,560	4,521,136
Zhen Ding Technology Holding Ltd.	339,660	1,849,976
Total Electronic Equipment, Instruments & Components		115,453,236
Semiconductors & Semiconductor Equipment — 35.9%
Alchip Technologies Ltd.	41,484	4,716,256
ASE Technology Holding Co. Ltd.	1,711,600	9,210,001
ASMedia Technology Inc.	19,810	961,966
ASPEED Technology Inc.	15,970	2,646,122
eMemory Technology Inc.	36,543	2,415,977
Formosa Sumco Technology Corp.	29,840	99,375
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Global Unichip Corp.	43,160	$1,897,579
Globalwafers Co. Ltd.	133,290	2,040,153
Jentech Precision Industrial Co. Ltd.	43,151	3,412,097
King Yuan Electronics Co. Ltd.	595,500	3,204,344
MediaTek Inc.	766,740	33,081,669
Nanya Technology Corp.	586,530	1,404,839 *
Novatek Microelectronics Corp.	300,090	4,199,369
Parade Technologies Ltd.	38,446	934,723
Powerchip Semiconductor Manufacturing Corp.	1,682,000	1,401,759 *
Powertech Technology Inc.	359,900	1,724,043
Realtek Semiconductor Corp.	253,983	4,583,327
Sino-American Silicon Products Inc.	284,520	1,082,890
Taiwan Semiconductor Manufacturing Co. Ltd.	2,874,339	123,072,787
United Microelectronics Corp.	6,082,080	9,089,794
Vanguard International Semiconductor Corp.	541,378	1,811,817
Win Semiconductors Corp.	179,450	546,982
Winbond Electronics Corp.	1,628,548	1,819,413 *
Total Semiconductors & Semiconductor Equipment		215,357,282
Technology Hardware, Storage & Peripherals — 11.2%
Acer Inc.	1,504,000	1,527,292
Advantech Co. Ltd.	239,568	2,507,454
Asia Vital Components Co. Ltd.	168,709	5,430,262
Asustek Computer Inc.	356,180	7,841,616
Catcher Technology Co. Ltd.	278,950	1,670,332
Chicony Electronics Co. Ltd.	330,030	1,494,328
Compal Electronics Inc.	2,203,000	2,341,925
Gigabyte Technology Co. Ltd.	281,830	2,764,852
HTC Corp.	349,700	683,842 *
Inventec Corp.	1,342,000	2,014,453
King Slide Works Co. Ltd.	29,333	3,166,401
Lite-On Technology Corp.	1,014,000	5,739,058
Micro-Star International Co. Ltd.	355,900	1,354,564
Pegatron Corp.	1,004,473	2,333,378
Quanta Computer Inc.	1,376,740	13,099,764
Transcend Information Inc.	98,100	354,059
Wistron Corp.	1,578,526	7,276,819
Wiwynn Corp.	53,970	5,870,154
Total Technology Hardware, Storage & Peripherals		67,470,553

Total Information Technology		407,156,268
Materials — 2.4%
Chemicals — 1.5%
Eternal Materials Co. Ltd.	423,685	565,089
Formosa Chemicals & Fibre Corp.	1,751,000	1,709,176
Formosa Plastics Corp.	2,189,330	2,769,167
Nan Ya Plastics Corp.	2,578,790	3,337,925
Taiwan Fertilizer Co. Ltd.	317,887	513,158
Total Chemicals		8,894,515
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Construction Materials — 0.3%
Asia Cement Corp.		1,209,340	$1,513,758
Metals & Mining — 0.6%
China Steel Corp.		5,906,000	3,759,315

Total Materials			14,167,588
Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Ruentex Development Co. Ltd.		808,410	785,122
Total Investments before Short-Term Investments (Cost — $406,756,070)			592,204,229
	Rate
Short-Term Investments — 0.5%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $2,976,186)	4.032%	2,976,186	2,976,186 (a)(b)(c)
Total Investments — 99.3% (Cost — $409,732,256)			595,180,415
Other Assets in Excess of Liabilities — 0.7%			4,114,153
Total Net Assets — 100.0%			$599,294,568

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $2,976,186 and the cost was $2,976,186 (Note 6).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.5%
Communication Services — 2.5%
Diversified Telecommunication Services — 0.5%
BT Group PLC	1,576,948	$4,058,051
Interactive Media & Services — 0.5%
Auto Trader Group PLC	245,116	2,600,961 (a)
Rightmove PLC	217,238	2,072,348
Total Interactive Media & Services		4,673,309
Media — 0.7%
Informa PLC	367,148	4,535,449
WPP PLC	302,450	1,497,584
Total Media		6,033,033
Wireless Telecommunication Services — 0.8%
Airtel Africa PLC	191,464	628,930 (a)
Vodafone Group PLC	5,300,502	6,148,207
Total Wireless Telecommunication Services		6,777,137

Total Communication Services		21,541,530
Consumer Discretionary — 5.2%
Broadline Retail — 0.6%
Next PLC	32,086	5,345,478
Diversified Consumer Services — 0.3%
Pearson PLC	182,522	2,596,034
Hotels, Restaurants & Leisure — 3.0%
Compass Group PLC	474,978	16,171,417
Entain PLC	167,268	1,967,663
InterContinental Hotels Group PLC	41,028	4,956,695
Whitbread PLC	48,918	2,120,559
Total Hotels, Restaurants & Leisure		25,216,334
Household Durables — 0.7%
Barratt Redrow PLC	381,350	2,001,717
Berkeley Group Holdings PLC	25,774	1,331,025
Persimmon PLC	87,842	1,370,602
Taylor Wimpey PLC	989,406	1,372,614
Total Household Durables		6,075,958
Specialty Retail — 0.4%
JD Sports Fashion PLC	683,800	877,299
Kingfisher PLC	486,024	2,019,855
Total Specialty Retail		2,897,154
Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group PLC	99,940	1,571,477 *

Total Consumer Discretionary		43,702,435
Consumer Staples — 15.9%
Beverages — 2.7%
Coca-Cola Europacific Partners PLC	59,964	5,440,969
Coca-Cola HBC AG	55,756	2,630,156
Diageo PLC	623,310	14,898,774
Total Beverages		22,969,899
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — 1.9%
J Sainsbury PLC	479,712	$2,157,013
Marks & Spencer Group PLC	572,288	2,808,264
Tesco PLC	1,790,504	10,738,628
Total Consumer Staples Distribution & Retail		15,703,905
Food Products — 0.3%
Associated British Foods PLC	82,056	2,265,697
Household Products — 1.7%
Reckitt Benckiser Group PLC	190,938	14,698,137
Personal Care Products — 4.7%
Unilever PLC	675,910	40,037,533
Tobacco — 4.6%
British American Tobacco PLC	560,716	29,794,482
Imperial Brands PLC	213,556	9,079,244
Total Tobacco		38,873,726

Total Consumer Staples		134,548,897
Energy — 10.0%
Oil, Gas & Consumable Fuels — 10.0%
BP PLC	4,464,162	25,587,059
Shell PLC	1,646,906	58,676,807

Total Energy		84,263,866
Financials — 24.5%
Banks — 15.8%
Barclays PLC	3,950,786	20,189,961
HSBC Holdings PLC	4,869,708	68,508,582
Lloyds Banking Group PLC	16,851,462	19,015,643
NatWest Group PLC	2,262,852	15,889,839
Standard Chartered PLC	519,688	10,043,189
Total Banks		133,647,214
Capital Markets — 4.3%
3i Group PLC	264,052	14,535,579
ICG PLC	76,270	2,285,623
London Stock Exchange Group PLC	141,494	16,221,815
Schroders PLC	206,192	1,043,724
St James’s Place PLC	145,176	2,482,129
Total Capital Markets		36,568,870
Financial Services — 0.6%
M&G PLC	658,552	2,243,036
Wise PLC, Class A Shares	208,822	2,909,661 *
Total Financial Services		5,152,697
Insurance — 3.8%
Admiral Group PLC	69,958	3,156,946
Aviva PLC	850,542	7,852,700
Beazley PLC	168,846	2,061,692
Hiscox Ltd.	94,154	1,735,274
Legal & General Group PLC	1,570,110	5,030,751
Phoenix Group Holdings PLC	208,296	1,804,493
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Prudential PLC	721,146	$10,106,475
Total Insurance		31,748,331

Total Financials		207,117,112
Health Care — 12.4%
Health Care Equipment & Supplies — 0.7%
Convatec Group PLC	461,302	1,437,059 (a)
Smith & Nephew PLC	245,642	4,423,053
Total Health Care Equipment & Supplies		5,860,112
Health Care Providers & Services — 0.0%††
NMC Health PLC	3,705	0 *(b)(c)(d)
Pharmaceuticals — 11.7%
AstraZeneca PLC	419,748	63,187,895
GSK PLC	1,132,478	24,004,806
Haleon PLC	2,524,274	11,295,963
Hikma Pharmaceuticals PLC	43,132	985,969
Total Pharmaceuticals		99,474,633

Total Health Care		105,334,745
Industrials — 16.5%
Aerospace & Defense — 7.6%
BAE Systems PLC	842,126	23,343,136
Melrose Industries PLC	353,998	2,901,357
Rolls-Royce Holdings PLC	2,374,890	38,046,633
Total Aerospace & Defense		64,291,126
Commercial Services & Supplies — 0.4%
Rentokil Initial PLC	704,314	3,563,271
Industrial Conglomerates — 0.7%
DCC PLC	27,352	1,757,176
Metlen Energy & Metals PLC	29,982	1,668,086 *
Smiths Group PLC	93,628	2,964,618
Total Industrial Conglomerates		6,389,880
Machinery — 0.8%
IMI PLC	67,854	2,088,226
Spirax Group PLC	20,514	1,882,097
Weir Group PLC	72,588	2,669,754
Total Machinery		6,640,077
Passenger Airlines — 0.4%
International Consolidated Airlines Group SA	618,576	3,215,279
Professional Services — 4.8%
Experian PLC	256,688	12,861,976
Intertek Group PLC	43,658	2,775,336
RELX PLC	514,954	24,659,148
Total Professional Services		40,296,460
Trading Companies & Distributors — 1.8%
Ashtead Group PLC	118,876	7,945,829
Bunzl PLC	90,472	2,857,380
Diploma PLC	37,346	2,667,198
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
Howden Joinery Group PLC	153,066	$1,738,159
Total Trading Companies & Distributors		15,208,566

Total Industrials		139,604,659
Information Technology — 1.0%
Electronic Equipment, Instruments & Components — 0.6%
Halma PLC	104,674	4,861,650
Software — 0.4%
Sage Group PLC	267,208	3,957,017

Total Information Technology		8,818,667
Materials — 6.4%
Chemicals — 0.2%
Croda International PLC	38,924	1,416,935
Metals & Mining — 6.0%
Anglo American PLC	298,242	11,182,007
Antofagasta PLC	95,206	3,525,987
Endeavour Mining PLC	52,600	2,195,195
Evraz PLC	128,818	0 *(b)(c)(d)
Fresnillo PLC	51,548	1,637,757
Glencore PLC	3,000,304	13,797,770
Rio Tinto PLC	289,300	19,035,355
Total Metals & Mining		51,374,071
Paper & Forest Products — 0.2%
Mondi PLC	122,032	1,682,285

Total Materials		54,473,291
Real Estate — 0.9%
Diversified REITs — 0.4%
British Land Co. PLC	271,942	1,274,767
Land Securities Group PLC	207,770	1,627,914
Total Diversified REITs		2,902,681
Industrial REITs — 0.4%
Segro PLC	377,142	3,327,646
Residential REITs — 0.1%
UNITE Group PLC	116,246	1,125,208

Total Real Estate		7,355,535
Utilities — 4.2%
Electric Utilities — 0.9%
SSE PLC	309,814	7,263,572
Multi-Utilities — 2.7%
Centrica PLC	1,353,398	3,035,472
National Grid PLC	1,386,536	19,926,215
Total Multi-Utilities		22,961,687
Water Utilities — 0.6%
Severn Trent PLC	74,166	2,584,014
United Utilities Group PLC	191,464	2,955,201
Total Water Utilities		5,539,215

Total Utilities		35,764,474
Total Investments before Short-Term Investments (Cost — $711,672,661)		842,525,211
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $176,201)	4.032%	176,201	$176,201 (e)(f)(g)
Total Investments — 99.5% (Cost — $711,848,862)			842,701,412
Other Assets in Excess of Liabilities — 0.5%			4,435,862
Total Net Assets — 100.0%			$847,137,274

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $176,201 and the cost was $176,201 (Note 6).

(g)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
FTSE 100 Index	33	12/2025	$4,115,873	$4,179,400	$63,527
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)
September 30, 2025

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $24,937,764, $73,163,310, $186,631,397 and $393,502,182, respectively)	$34,763,462	$78,293,386	$223,192,572	$493,163,644
Investments in affiliated securities, at value (Cost — $52,179, $374, $67,706 and $449,038, respectively)	52,179	374	67,706	449,038
Foreign currency, at value (Cost — $46,913, $542,421, $556,580 and $291,432, respectively)	47,755	549,144	555,701	291,724
Cash	1	1,346	—	1
Dividends and interest receivable from unaffiliated investments	40,902	218,348	1,852,419	688,757
Dividends receivable from affiliated investments	152	81	42	573
Deposits with brokers for open futures contracts	—	62,884	551,105	67,831
Receivable from brokers — net variation margin on open futures contracts	—	9,246	1,021	11,711
Total Assets	34,904,451	79,134,809	226,220,566	494,673,279
Liabilities:
Accrued foreign capital gains tax	299,035	—	—	—
Investment management fee payable	5,282	5,790	34,555	35,665
Due to broker	—	3,778	4,354	—
Total Liabilities	304,317	9,568	38,909	35,665
Total Net Assets	$34,600,134	$79,125,241	$226,181,657	$494,637,614
Net Assets:
Paid-in capital	$31,828,560	$75,080,818	$344,648,428	$368,452,637
Total distributable earnings (loss)	2,771,574	4,044,423	(118,466,771)	126,184,977
Total Net Assets	$34,600,134	$79,125,241	$226,181,657	$494,637,614
Shares Outstanding	1,200,000	2,450,000	11,900,000	10,900,000
Net Asset Value	$28.83	$32.30	$19.01	$45.38
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

September 30, 2025

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $196,723,905, $103,048,005, $49,647,366 and $47,973,144, respectively)	$249,268,959 †	$117,776,029	$57,513,923	$50,953,338
Investments in affiliated securities, at value (Cost — $159,295, $29,551, $13,330 and $954, respectively)	159,295	29,551	13,330	954
Foreign currency, at value (Cost — $258,411, $250,903, $49,839 and $19,743, respectively)	258,402	250,327	49,784	19,674
Cash	3	515	—	—
Dividends and interest receivable from unaffiliated investments	318,420	250,580	55,769	68,248
Deposits with brokers for open futures contracts	30,640	29,375	4,486	6,097
Receivable from brokers — net variation margin on open futures contracts	1,491	1,260	124	348
Dividends receivable from affiliated investments	159	100	23	4
Receivable for securities sold	—	34,425	32,441	—
European Union tax reclaims receivable (Note 1)	—	161,549	21,557	—
Total Assets	250,037,369	118,533,711	57,691,437	51,048,663
Liabilities:
Payable upon return of securities loaned	91,850	—	—	—
Investment management fee payable	37,441	8,650	3,991	3,941
Payable for securities purchased	—	39,147	36,557	—
European Union tax reclaim contingent fees payable (Note 1)	—	40,387	5,389	—
Total Liabilities	129,291	88,184	45,937	3,941
Total Net Assets	$249,908,078	$118,445,527	$57,645,500	$51,044,722
Net Assets:
Paid-in capital	$238,822,358	$110,600,760	$53,630,966	$45,078,818
Total distributable earnings (loss)	11,085,720	7,844,767	4,014,534	5,965,904
Total Net Assets	$249,908,078	$118,445,527	$57,645,500	$51,044,722
Shares Outstanding	9,600,000	3,400,000	1,800,000	1,550,000
Net Asset Value	$26.03	$34.84	$32.03	$32.93
† Includes securities loaned	87,508	—	—	—
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Assets and Liabilities (unaudited) (cont’d)
September 30, 2025

	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $2,276,045,225, $1,964,980,989, $78,129,375 and $30,222,845, respectively)	$2,448,827,444	$2,364,944,037	$97,297,994	$39,241,993
Investments in affiliated securities, at value (Cost — $4,383,320, $124,585, $6,092 and $17,251, respectively)	4,383,320	124,585	6,092	17,251
Foreign currency, at value (Cost — $7,730,024, $919,393, $360,825 and $200,001, respectively)	7,682,147	929,153	362,040	198,843
Cash	1,760	—	—	—
Deposits with brokers for open futures contracts	621,500	988,928	43,513	42,985
Dividends and interest receivable from unaffiliated investments	329,306	20,465,376	825,911	199,497
Dividends receivable from affiliated investments	14,374	217	30	20
Receivable for securities sold	—	1,120,762	52,433	—
Receivable from brokers — net variation margin on open futures contracts	—	—	—	15,881
Unrealized appreciation on forward foreign currency contracts	—	—	872,319	—
Total Assets	2,461,859,851	2,388,573,058	99,460,332	39,716,470
Liabilities:
Accrued foreign capital gains tax	44,807,712	—	—	—
Investment management fee payable	381,300	175,008	7,177	6,047
Payable to brokers — net variation margin on open futures contracts	19,887	63,452	2,791	—
Payable for securities purchased	—	—	1,445,503	49,916
Unrealized depreciation on forward foreign currency contracts	—	—	1,790	—
Total Liabilities	45,208,899	238,460	1,457,261	55,963
Total Net Assets	$2,416,650,952	$2,388,334,598	$98,003,071	$39,660,507
Net Assets:
Paid-in capital	$2,346,452,957	$2,067,340,105	$81,023,331	$35,179,160
Total distributable earnings (loss)	70,197,995	320,994,493	16,979,740	4,481,347
Total Net Assets	$2,416,650,952	$2,388,334,598	$98,003,071	$39,660,507
Shares Outstanding	64,850,000	68,400,000	2,700,000	1,700,000
Net Asset Value	$37.27	$34.92	$36.30	$23.33
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

September 30, 2025

	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $63,065,818, $20,652,387, $140,416,094 and $47,793,323, respectively)	$69,451,534	$22,401,887	$203,462,962	$56,333,601
Investments in affiliated securities, at value (Cost — $287, $6,665, $110,147 and $0, respectively)	287	6,665	110,147	—
Foreign currency, at value (Cost — $47,157, $84,046, $308,729 and $0, respectively)	47,157	84,043	307,717	—
Cash	—	—	8,101,772	—
Dividends receivable from affiliated investments	254	319	836	16
Dividends and interest receivable from unaffiliated investments	5	24,417	147,369	800,690
Deposits with brokers	—	213	—	—
Deposits with brokers for open futures contracts	—	—	23,185	42,315
Receivable for Fund shares sold	—	7,255	6,429	—
Receivable from brokers — net variation margin on futures contracts	—	—	—	24,305
Total Assets	69,499,237	22,524,799	212,160,417	57,200,927
Liabilities:
Investment management fee payable	10,480	5,821	13,707	4,252
Foreign currency due to custodian, at value (Cost — $0, $0, $0 and $2,757, respectively)	—	—	—	2,759
Payable for Fund shares repurchased	—	—	500	—
Payable for securities purchased	—	55,733	8,051,821	—
Payable to brokers — net variation margin on open futures contracts	—	—	594	—
Total Liabilities	10,480	61,554	8,066,622	7,011
Total Net Assets	$69,488,757	$22,463,245	$204,093,795	$57,193,916
Net Assets:
Paid-in capital	$68,269,624	$21,292,781	$177,477,984	$52,215,453
Total distributable earnings (loss)	1,219,133	1,170,464	26,615,811	4,978,463
Total Net Assets	$69,488,757	$22,463,245	$204,093,795	$57,193,916
Shares Outstanding	2,100,000	650,000	7,600,000	1,500,000
Net Asset Value	$33.09	$34.56	$26.85	$38.13
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Assets and Liabilities (unaudited) (cont’d)
September 30, 2025

	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $406,756,070 and $711,672,661, respectively)	$592,204,229	$842,525,211
Investments in affiliated securities, at value (Cost — $2,976,186 and $176,201, respectively)	2,976,186	176,201
Foreign currency, at value (Cost — $3,403,371 and $3,347,366, respectively)	3,379,642	3,330,011
Cash	2	15,749
Dividends and interest receivable from unaffiliated investments	819,262	902,005
Dividends receivable from affiliated investments	3,809	168
Deposits with brokers for open futures contracts	—	170,379
Receivable from brokers — net variation margin on futures contracts	—	79,874
Total Assets	599,383,130	847,199,598
Liabilities:
Investment management fee payable	88,562	62,324
Total Liabilities	88,562	62,324
Total Net Assets	$599,294,568	$847,137,274
Net Assets:
Paid-in capital	$445,724,427	$722,896,621
Total distributable earnings (loss)	153,570,141	124,240,653
Total Net Assets	$599,294,568	$847,137,274
Shares Outstanding	10,300,000	26,300,000
Net Asset Value	$58.18	$32.21
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Operations (unaudited)
For the Six Months Ended September 30, 2025

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Investment Income:
Dividends from unaffiliated investments	$550,225	$1,199,476	$6,859,603	$6,090,116
Dividends from affiliated investments	508	378	4,799	3,394
Interest	—	—	—	5,341
Less: Foreign taxes withheld	(63,635)	(37,312)	(503,331)	(913,062)
Total Investment Income	487,098	1,162,542	6,361,071	5,185,789
Expenses:
Investment management fee (Note 2)	29,449	29,274	192,500	197,477
Total Expenses	29,449	29,274	192,500	197,477
Less: Fee waivers and/or expense reimbursements (Note 2)	(98)	(28)	(310)	(144)
Net Expenses	29,351	29,246	192,190	197,333
Net Investment Income	457,747	1,133,296	6,168,881	4,988,456
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(163,928)†	171,752	145,569	29,503,487
Futures contracts	—	(9,776)	113,367	172,773
Forward foreign currency contracts	—	—	4,939	—
Foreign currency transactions	(2,494)	(7,699)	228,939	13,139
Net Realized Gain (Loss)	(166,422)	154,277	492,814	29,689,399
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	6,419,314 ‡	9,268,967	28,782,197	57,584,593
Futures contracts	—	(2,841)	134,340	12,333
Foreign currencies	5,443	15,313	41,129	(1,215)
Change in Net Unrealized Appreciation (Depreciation)	6,424,757	9,281,439	28,957,666	57,595,711
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	6,258,335	9,435,716	29,450,480	87,285,110
Increase in Net Assets From Operations	$6,716,082	$10,569,012	$35,619,361	$92,273,566

†	Net of foreign capital gains tax of $10,889.
‡	Net of change in accrued foreign capital gains tax of $69,392.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Operations (unaudited) (cont’d)
For the Six Months Ended September 30, 2025

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Investment Income:
Dividends from unaffiliated investments	$3,616,683	$2,184,446	$792,163	$985,165
Dividends from affiliated investments	4,820	1,616	367	468
European Union tax reclaims (Note 1)	—	(653)†	363	—
Securities lending income from affiliated investments	2,377	—	—	—
Securities lending income from unaffiliated investments	432	—	—	—
Less: Foreign taxes withheld	(234,880)	(190,588)	(113,916)	(133,897)
Total Investment Income	3,389,432	1,994,821	678,977	851,736
Expenses:
Investment management fee (Note 2)	189,616	48,247	18,209	23,137
European Union tax reclaim contingent fees (Note 1)	—	(163)†	91	—
Total Expenses	189,616	48,084	18,300	23,137
Less: Fee waivers and/or expense reimbursements (Note 2)	(436)	(74)	(21)	(24)
Net Expenses	189,180	48,010	18,279	23,113
Net Investment Income	3,200,252	1,946,811	660,698	828,623
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(2,157,844)	(621,260)	(168,625)	4,595,032
Futures contracts	174,153	36,793	9,489	18,668
Foreign currency transactions	(1,981)	69,514	4,501	1,863
Net Realized Gain (Loss)	(1,985,672)	(514,953)	(154,635)	4,615,563
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	45,868,625	13,131,665	5,583,987	431,213
Futures contracts	699	41,144	4,265	4,396
Foreign currencies	662	12,432	4,086	5,497
Change in Net Unrealized Appreciation (Depreciation)	45,869,986	13,185,241	5,592,338	441,106
Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	43,884,314	12,670,288	5,437,703	5,056,669
Increase in Net Assets From Operations	$47,084,566	$14,617,099	$6,098,401	$5,885,292

†	Reversal of excess European Union tax reclaim and Contingency fees related to the filing of European Union tax reclaims for the period ended September 30, 2025.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

For the Six Months Ended September 30, 2025

	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF
Investment Income:
Dividends from unaffiliated investments	$18,225,283	$30,986,284	$1,262,500	$1,032,686
Dividends from affiliated investments	179,883	10,701	3,822	541
Securities lending income from affiliated investments	—	1,829	—	540
Less: Foreign taxes withheld	(4,219,458)	(2,587,168)	(110,687)	(91,834)
Total Investment Income	14,185,708	28,411,646	1,155,635	941,933
Expenses:
Investment management fee (Note 2)	2,122,585	979,418	40,174	32,250
Total Expenses	2,122,585	979,418	40,174	32,250
Less: Fee waivers and/or expense reimbursements (Note 2)	(11,600)	(1,514)	(132)	(105)
Net Expenses	2,110,985	977,904	40,042	32,145
Net Investment Income	12,074,723	27,433,742	1,115,593	909,788
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(9,979,841)†	12,319,956	319,190	11,994
Futures contracts	567,212	1,368,810	100,674	20,542
Forward foreign currency contracts	—	—	(970,400)	—
Foreign currency transactions	(2,075,190)	759,582	191,056	27,550
Net Realized Gain (Loss)	(11,487,819)	14,448,348	(359,480)	60,086
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	2,181,014 ‡	362,613,520	15,476,074	6,183,267
Futures contracts	327,592	720,011	20,942	13,088
Forward foreign currency contracts	—	—	1,253,974	—
Foreign currencies	707,300	7,867	1,254	5,329
Change in Net Unrealized Appreciation (Depreciation)	3,215,906	363,341,398	16,752,244	6,201,684
Net Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(8,271,913)	377,789,746	16,392,764	6,261,770
Increase in Net Assets From Operations	$3,802,810	$405,223,488	$17,508,357	$7,171,558

†	Net of foreign capital gains tax of $2,427,724.
‡	Net of change in accrued foreign capital gains tax of $27,562,362.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Operations (unaudited) (cont’d)
For the Six Months Ended September 30, 2025

	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF
Investment Income:
Dividends from unaffiliated investments	$1,431,331	$470,609	$871,289	$930,595
Dividends from affiliated investments	393	477	3,052	417
Securities lending income from affiliated investments	2,778	—	—	—
Less: Foreign taxes withheld	(142,642)	(20,377)	(153,958)	(213,557)
Total Investment Income	1,291,860	450,709	720,383	717,455
Expenses:
Investment management fee (Note 2)	53,121	34,872	68,095	23,996
Total Expenses	53,121	34,872	68,095	23,996
Less: Fee waivers and/or expense reimbursements (Note 2)	(330)	(54)	(108)	(31)
Net Expenses	52,791	34,818	67,987	23,965
Net Investment Income	1,239,069	415,891	652,396	693,490
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(639,627)	(186,487)	(2,921,998)	(179,291)
Futures contracts	11,368	(8,230)	112,691	(48,340)
Forward foreign currency contracts	—	(306)	—	—
Foreign currency transactions	15,802	(1,432)	10,474	56,349
Net Realized Loss	(612,457)	(196,455)	(2,798,833)	(171,282)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	16,134,282	(203,219)	56,924,178	4,173,356
Futures contracts	—	—	35,428	37,228
Foreign currencies	292	(4)	38,839	56,120
Change in Net Unrealized Appreciation (Depreciation)	16,134,574	(203,223)	56,998,445	4,266,704
Net Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	15,522,117	(399,678)	54,199,612	4,095,422
Increase in Net Assets From Operations	$16,761,186	$16,213	$54,852,008	$4,788,912
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

For the Six Months Ended September 30, 2025

	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Investment Income:
Dividends from unaffiliated investments	$16,347,258	$15,621,004
Dividends from affiliated investments	6,338	5,413
Less: Foreign taxes withheld	(3,627,332)	(34,816)
Total Investment Income	12,726,264	15,591,601
Expenses:
Investment management fee (Note 2)	480,174	356,057
Total Expenses	480,174	356,057
Less: Fee waivers and/or expense reimbursements (Note 2)	(332)	(386)
Net Expenses	479,842	355,671
Net Investment Income	12,246,422	15,235,930
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(13,992,363)	12,817,520
Futures contracts	530,124	323,368
Forward foreign currency contracts	(2,736)	—
Foreign currency transactions	(495,752)	315,973
Net Realized Gain (Loss)	(13,960,727)	13,456,861
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	143,197,781	82,295,344
Futures contracts	—	151,869
Foreign currencies	(28,021)	(35,711)
Change in Net Unrealized Appreciation (Depreciation)	143,169,760	82,411,502
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	129,209,033	95,868,363
Increase in Net Assets From Operations	$141,455,455	$111,104,293
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets
Franklin FTSE Asia ex Japan ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$457,747	$622,948
Net realized loss	(166,422)	(281,708)
Change in net unrealized appreciation (depreciation)	6,424,757	2,484,775
Increase in Net Assets From Operations	6,716,082	2,826,015
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(198,128)	(851,532)
Decrease in Net Assets From Distributions to Shareholders	(198,128)	(851,532)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (0 and 0 shares issued, respectively)	—	16,146
Cost of shares repurchased (0 and 400,000 shares repurchased, respectively)	—	(8,872,959)
Decrease in Net Assets From Fund Share Transactions	—	(8,856,813)
Increase (Decrease) in Net Assets	6,517,954	(6,882,330)
Net Assets:
Beginning of period	28,082,180	34,964,510
End of period	$34,600,134	$28,082,180
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin FTSE Australia ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$1,133,296	$1,906,998
Net realized gain	154,277	2,989,411
Change in net unrealized appreciation (depreciation)	9,281,439	(6,270,535)
Increase (Decrease) in Net Assets From Operations	10,569,012	(1,374,126)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(902,459)	(1,660,072)
Decrease in Net Assets From Distributions to Shareholders	(902,459)	(1,660,072)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (600,000 and 1,700,000 shares issued, respectively)	18,742,005	49,152,061
Cost of shares repurchased (250,000 and 550,000 shares repurchased, respectively)	(6,650,490)	(16,197,522)
Increase in Net Assets From Fund Share Transactions	12,091,515	32,954,539
Increase in Net Assets	21,758,068	29,920,341
Net Assets:
Beginning of period	57,367,173	27,446,832
End of period	$79,125,241	$57,367,173
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin FTSE Brazil ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$6,168,881	$12,152,438
Net realized gain (loss)	492,814	(5,766,671)
Change in net unrealized appreciation (depreciation)	28,957,666	(23,690,153)
Increase (Decrease) in Net Assets From Operations	35,619,361	(17,304,386)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(5,136,505)	(10,598,965)
Decrease in Net Assets From Distributions to Shareholders	(5,136,505)	(10,598,965)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,200,000 and 2,900,000 shares issued, respectively)	20,182,780	49,960,354
Cost of shares repurchased (0 and 500,000 shares repurchased, respectively)	—	(8,922,870)
Increase in Net Assets From Fund Share Transactions	20,182,780	41,037,484
Increase in Net Assets	50,665,636	13,134,133
Net Assets:
Beginning of period	175,516,021	162,381,888
End of period	$226,181,657	$175,516,021
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin FTSE Canada ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$4,988,456	$10,174,933
Net realized gain	29,689,399	8,241,603
Change in net unrealized appreciation (depreciation)	57,595,711	17,599,115
Increase in Net Assets From Operations	92,273,566	36,015,651
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(3,884,953)	(10,231,884)
Decrease in Net Assets From Distributions to Shareholders	(3,884,953)	(10,231,884)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,650,000 and 250,000 shares issued, respectively)	74,148,993	9,620,167
Cost of shares repurchased (1,500,000 and 1,300,000 shares repurchased, respectively)	(66,879,955)	(46,251,382)
Increase (Decrease) in Net Assets From Fund Share Transactions	7,269,038	(36,631,215)
Increase (Decrease) in Net Assets	95,657,651	(10,847,448)
Net Assets:
Beginning of period	398,979,963	409,827,411
End of period	$494,637,614	$398,979,963
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin FTSE China ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$3,200,252	$3,345,861
Net realized loss	(1,985,672)	(6,160,663)
Change in net unrealized appreciation (depreciation)	45,869,986	45,230,334
Increase in Net Assets From Operations	47,084,566	42,415,532
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(1,690,471)	(4,065,568)
Decrease in Net Assets From Distributions to Shareholders	(1,690,471)	(4,065,568)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,400,000 and 1,800,000 shares issued, respectively)	30,536,155	35,695,885
Cost of shares repurchased (0 and 800,000 shares repurchased, respectively)	—	(13,135,877)
Increase in Net Assets From Fund Share Transactions	30,536,155	22,560,008
Increase in Net Assets	75,930,250	60,909,972
Net Assets:
Beginning of period	173,977,828	113,067,856
End of period	$249,908,078	$173,977,828
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin FTSE Europe ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$1,946,811	$2,187,354
Net realized gain (loss)	(514,953)	473,214
Change in net unrealized appreciation (depreciation)	13,185,241	1,464,075
Increase in Net Assets From Operations	14,617,099	4,124,643
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(2,224,759)	(2,726,480)
Decrease in Net Assets From Distributions to Shareholders	(2,224,759)	(2,726,480)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (600,000 and 800,000 shares issued, respectively)	20,118,892	24,345,587
Cost of shares repurchased (0 and 400,000 shares repurchased, respectively)	—	(11,064,698)
Increase in Net Assets From Fund Share Transactions	20,118,892	13,280,889
Increase in Net Assets	32,511,232	14,679,052
Net Assets:
Beginning of period	85,934,295	71,255,243
End of period	$118,445,527	$85,934,295
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin FTSE Eurozone ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$660,698	$585,555
Net realized loss	(154,635)	(186,431)
Change in net unrealized appreciation (depreciation)	5,592,338	1,074,950
Increase in Net Assets From Operations	6,098,401	1,474,074
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(496,590)	(611,823)
Decrease in Net Assets From Distributions to Shareholders	(496,590)	(611,823)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,000,000 and 0 shares issued, respectively)	30,353,353	—
Increase in Net Assets From Fund Share Transactions	30,353,353	—
Increase in Net Assets	35,955,164	862,251
Net Assets:
Beginning of period	21,690,336	20,828,085
End of period	$57,645,500	$21,690,336
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin FTSE Germany ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$828,623	$584,302
Net realized gain	4,615,563	2,010,372
Change in net unrealized appreciation (depreciation)	441,106	2,068,998
Increase in Net Assets From Operations	5,885,292	4,663,672
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(893,004)	(568,974)
Decrease in Net Assets From Distributions to Shareholders	(893,004)	(568,974)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,000,000 and 500,000 shares issued, respectively)	31,822,279	12,585,227
Cost of shares repurchased (400,000 and 350,000 shares repurchased, respectively)	(13,266,346)	(9,040,446)
Increase in Net Assets From Fund Share Transactions	18,555,933	3,544,781
Increase in Net Assets	23,548,221	7,639,479
Net Assets:
Beginning of period	27,496,501	19,857,022
End of period	$51,044,722	$27,496,501
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin FTSE India ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$12,074,723	$11,466,757
Net realized loss	(11,487,819)	(30,717,247)
Change in net unrealized appreciation (depreciation)	3,215,906	4,542,211
Increase (Decrease) in Net Assets From Operations	3,802,810	(14,708,279)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(3,683,594)	(23,733,043)
Decrease in Net Assets From Distributions to Shareholders	(3,683,594)	(23,733,043)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (16,550,000 and 25,800,000 shares issued, respectively)	634,792,874	995,920,035
Cost of shares repurchased (0 and 1,850,000 shares repurchased, respectively)	—	(65,875,386)
Increase in Net Assets From Fund Share Transactions	634,792,874	930,044,649
Increase in Net Assets	634,912,090	891,603,327
Net Assets:
Beginning of period	1,781,738,862	890,135,535
End of period	$2,416,650,952	$1,781,738,862
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin FTSE Japan ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$27,433,742	$43,597,751
Net realized gain	14,448,348	53,546,128
Change in net unrealized appreciation (depreciation)	363,341,398	(137,550,620)
Increase (Decrease) in Net Assets From Operations	405,223,488	(40,406,741)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(17,233,404)	(94,224,019)
Decrease in Net Assets From Distributions to Shareholders	(17,233,404)	(94,224,019)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,800,000 and 22,200,000 shares issued, respectively)	54,155,302	661,484,622
Cost of shares repurchased (4,200,000 and 13,800,000 shares repurchased, respectively)	(117,885,892)	(399,345,047)
Increase (Decrease) in Net Assets From Fund Share Transactions	(63,730,590)	262,139,575
Increase in Net Assets	324,259,494	127,508,815
Net Assets:
Beginning of period	2,064,075,104	1,936,566,289
End of period	$2,388,334,598	$2,064,075,104
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin FTSE Japan Hedged ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$1,115,593	$1,700,308
Net realized gain (loss)	(359,480)	361,281
Change in net unrealized appreciation (depreciation)	16,752,244	(1,291,116)
Increase in Net Assets From Operations	17,508,357	770,473
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(1,696,289)	(3,581,470)
Decrease in Net Assets From Distributions to Shareholders	(1,696,289)	(3,581,470)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (0 and 1,300,000 shares issued, respectively)	—	40,589,333
Cost of shares repurchased (100,000 and 100,000 shares repurchased, respectively)	(3,192,999)	(2,735,943)
Increase (Decrease) in Net Assets From Fund Share Transactions	(3,192,999)	37,853,390
Increase in Net Assets	12,619,069	35,042,393
Net Assets:
Beginning of period	85,384,002	50,341,609
End of period	$98,003,071	$85,384,002
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin FTSE Latin America ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$909,788	$2,994,865
Net realized gain (loss)	60,086	(1,738,373)
Change in net unrealized appreciation (depreciation)	6,201,684	(11,098,953)
Increase (Decrease) in Net Assets From Operations	7,171,558	(9,842,461)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(842,542)	(3,090,596)
Decrease in Net Assets From Distributions to Shareholders	(842,542)	(3,090,596)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (200,000 and 200,000 shares issued, respectively)	4,254,533	3,774,440
Cost of shares repurchased (0 and 1,600,000 shares repurchased, respectively)	—	(30,243,137)
Increase (Decrease) in Net Assets From Fund Share Transactions	4,254,533	(26,468,697)
Increase (Decrease) in Net Assets	10,583,549	(39,401,754)
Net Assets:
Beginning of period	29,076,958	68,478,712
End of period	$39,660,507	$29,076,958
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin FTSE Mexico ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$1,239,069	$2,671,181
Net realized loss	(612,457)	(5,082,753)
Change in net unrealized appreciation (depreciation)	16,134,574	(17,479,617)
Increase (Decrease) in Net Assets From Operations	16,761,186	(19,891,189)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(1,010,569)	(2,471,603)
Decrease in Net Assets From Distributions to Shareholders	(1,010,569)	(2,471,603)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (550,000 and 3,100,000 shares issued, respectively)	15,841,112	88,689,656
Cost of shares repurchased (250,000 and 2,650,000 shares repurchased, respectively)	(7,184,740)	(66,776,275)
Increase in Net Assets From Fund Share Transactions	8,656,372	21,913,381
Increase (Decrease) in Net Assets	24,406,989	(449,411)
Net Assets:
Beginning of period	45,081,768	45,531,179
End of period	$69,488,757	$45,081,768
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin FTSE Saudi Arabia ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$415,891	$667,422
Net realized loss	(196,455)	(144,771)
Change in net unrealized appreciation (depreciation)	(203,223)	(992,499)
Increase (Decrease) in Net Assets From Operations	16,213	(469,848)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(468,442)	(529,436)
Decrease in Net Assets From Distributions to Shareholders	(468,442)	(529,436)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (150,000 and 0 shares issued, respectively)	5,128,687	—
Increase in Net Assets From Fund Share Transactions	5,128,687	—
Increase (Decrease) in Net Assets	4,676,458	(999,284)
Net Assets:
Beginning of period	17,786,787	18,786,071
End of period	$22,463,245	$17,786,787
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin FTSE South Korea ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$652,396	$2,432,503
Net realized gain (loss)	(2,798,833)	8,532,155
Change in net unrealized appreciation (depreciation)	56,998,445	(38,229,770)
Increase (Decrease) in Net Assets From Operations	54,852,008	(27,265,112)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(427,336)	(10,581,086)
Decrease in Net Assets From Distributions to Shareholders	(427,336)	(10,581,086)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,900,000 and 1,500,000 shares issued, respectively)	47,545,325	29,398,832
Cost of shares repurchased (700,000 and 8,000,000 shares repurchased, respectively)	(14,563,973)	(176,202,335)
Increase (Decrease) in Net Assets From Fund Share Transactions	32,981,352	(146,803,503)
Increase (Decrease) in Net Assets	87,406,024	(184,649,701)
Net Assets:
Beginning of period	116,687,771	301,337,472
End of period	$204,093,795	$116,687,771
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin FTSE Switzerland ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$693,490	$1,177,103
Net realized gain (loss)	(171,282)	2,944,958
Change in net unrealized appreciation (depreciation)	4,266,704	1,475,216
Increase in Net Assets From Operations	4,788,912	5,597,277
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(1,157,798)	(1,104,558)
Decrease in Net Assets From Distributions to Shareholders	(1,157,798)	(1,104,558)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (100,000 and 400,000 shares issued, respectively)	3,813,952	13,638,934
Cost of shares repurchased (0 and 400,000 shares repurchased, respectively)	—	(14,392,503)
Increase (Decrease) in Net Assets From Fund Share Transactions	3,813,952	(753,569)
Increase in Net Assets	7,445,066	3,739,150
Net Assets:
Beginning of period	49,748,850	46,009,700
End of period	$57,193,916	$49,748,850
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin FTSE Taiwan ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$12,246,422	$5,160,374
Net realized loss	(13,960,727)	(23,617,726)
Change in net unrealized appreciation (depreciation)	143,169,760	(2,275,136)
Increase (Decrease) in Net Assets From Operations	141,455,455	(20,732,488)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(728,000)	(6,331,672)
Decrease in Net Assets From Distributions to Shareholders	(728,000)	(6,331,672)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (7,200,000 and 14,900,000 shares issued, respectively)	339,596,999	714,459,585
Cost of shares repurchased (4,000,000 and 12,900,000 shares repurchased, respectively)	(183,485,391)	(610,443,709)
Increase in Net Assets From Fund Share Transactions	156,111,608	104,015,876
Increase in Net Assets	296,839,063	76,951,716
Net Assets:
Beginning of period	302,455,505	225,503,789
End of period	$599,294,568	$302,455,505
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin FTSE United Kingdom ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$15,235,930	$25,515,863
Net realized gain	13,456,861	34,431,363
Change in net unrealized appreciation (depreciation)	82,411,502	31,282,747
Increase in Net Assets From Operations	111,104,293	91,229,973
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(15,147,360)	(29,746,195)
Decrease in Net Assets From Distributions to Shareholders	(15,147,360)	(29,746,195)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (3,250,000 and 5,450,000 shares issued, respectively)	98,316,361	146,749,033
Cost of shares repurchased (1,950,000 and 5,450,000 shares repurchased, respectively)	(59,627,714)	(148,267,656)
Increase (Decrease) in Net Assets From Fund Share Transactions	38,688,647	(1,518,623)
Increase in Net Assets	134,645,580	59,965,155
Net Assets:
Beginning of period	712,491,694	652,526,539
End of period	$847,137,274	$712,491,694
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights
Franklin FTSE Asia ex Japan ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$23.40	$21.85	$21.41	$24.22	$28.60	$18.39
Income (loss) from operations:
Net investment income	0.38	0.50	0.49	0.57	0.55	0.44
Net realized and unrealized gain (loss)	5.22	1.76	0.42	(2.79)	(4.31)	10.21
Total income (loss) from operations	5.60	2.26	0.91	(2.22)	(3.76)	10.65
Less distributions from:
Net investment income	(0.17)	(0.71)	(0.47)	(0.59)	(0.62)	(0.44)
Total distributions	(0.17)	(0.71)	(0.47)	(0.59)	(0.62)	(0.44)
Net asset value, end of period	$28.83	$23.40	$21.85	$21.41	$24.22	$28.60
Total return, based on NAV[3]	24.01%	10.43%	4.32%	(9.10)%	(13.34)%	58.16%
Net assets, end of period (000s)	$34,600	$28,082	$34,965	$29,980	$38,751	$34,317
Ratios to average net assets:
Gross expenses	0.19%[4]	0.19%	0.19%	0.19%	0.19%	0.19%
Net expenses[5,6]	0.19 [4]	0.19	0.19	0.19	0.19	0.19
Net investment income	2.95 [4]	2.14	2.32	2.67	2.01	1.78
Portfolio turnover rate	3%	5%[7]	7%[7]	6%[7]	10%[7]	11%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin FTSE Australia ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$27.32	$28.89	$26.76	$31.55	$29.12	$17.38
Income (loss) from operations:
Net investment income	0.53	1.11	1.09	1.60	1.48	0.81
Net realized and unrealized gain (loss)	4.89	(1.74)	2.07	(4.84)	2.47	11.55
Total income (loss) from operations	5.42	(0.63)	3.16	(3.24)	3.95	12.36
Less distributions from:
Net investment income	(0.44)	(0.94)	(1.03)	(1.55)	(1.52)	(0.62)
Total distributions	(0.44)	(0.94)	(1.03)	(1.55)	(1.52)	(0.62)
Net asset value, end of period	$32.30	$27.32	$28.89	$26.76	$31.55	$29.12
Total return, based on NAV[3]	19.94%	(2.25)%	12.03%	(9.90)%	13.93%	71.72%
Net assets, end of period (000s)	$79,125	$57,367	$27,447	$29,437	$29,968	$23,295
Ratios to average net assets:
Gross expenses	0.09%[4]	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses	0.09 [4,5,6]	0.09 [5,6]	0.09	0.09	0.09	0.09
Net investment income	3.48 [4]	3.78	4.08	5.94	4.93	3.25
Portfolio turnover rate[7]	4%	6%	8%	6%	15%	7%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin FTSE Brazil ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$16.40	$19.56	$16.81	$23.56	$20.70	$14.46
Income (loss) from operations:
Net investment income	0.53	1.27	1.46	2.06	1.84	0.46
Net realized and unrealized gain (loss)	2.52	(3.34)	3.14	(6.74)	2.55	6.31
Total income (loss) from operations	3.05	(2.07)	4.60	(4.68)	4.39	6.77
Less distributions from:
Net investment income	(0.44)	(1.09)	(1.85)	(2.07)	(1.53)	(0.53)
Total distributions	(0.44)	(1.09)	(1.85)	(2.07)	(1.53)	(0.53)
Net asset value, end of period	$19.01	$16.40	$19.56	$16.81	$23.56	$20.70
Total return, based on NAV[3]	18.80%	(10.19)%	27.62%	(19.57)%	23.03%	46.83%
Net assets, end of period (millions)	$226	$176	$162	$269	$528	$108
Ratios to average net assets:
Gross expenses	0.19%[4]	0.19%	0.19%	0.19%	0.19%	0.19%
Net expenses	0.19 [4,5,6]	0.19 [5,6]	0.19	0.19	0.19	0.19
Net investment income	6.09 [4]	7.49	7.72	10.93	8.87	2.43
Portfolio turnover rate	8%	8%[7]	8%[7]	14%[7]	15%[7]	9%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin FTSE Canada ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$37.11	$34.73	$30.76	$36.07	$30.20	$19.50
Income (loss) from operations:
Net investment income	0.47	0.91	0.90	0.92	0.80	0.75
Net realized and unrealized gain (loss)	8.17	2.38	3.90	(5.58)	5.77	10.63
Total income (loss) from operations	8.64	3.29	4.80	(4.66)	6.57	11.38
Less distributions from:
Net investment income	(0.37)	(0.91)	(0.83)	(0.65)	(0.70)	(0.68)
Total distributions	(0.37)	(0.91)	(0.83)	(0.65)	(0.70)	(0.68)
Net asset value, end of period	$45.38	$37.11	$34.73	$30.76	$36.07	$30.20
Total return, based on NAV[3]	23.38%	9.67%	15.86%	(12.82)%	21.95%	59.10%
Net assets, end of period (000s)	$494,638	$398,980	$409,827	$279,927	$43,289	$24,160
Ratios to average net assets:
Gross expenses	0.09%[4]	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses	0.09 [4,5,6]	0.09 [5,6]	0.09	0.09	0.09	0.09
Net investment income	2.27 [4]	2.53	2.84	3.00	2.37	2.88
Portfolio turnover rate[7]	16%	4%	5%	5%	6%	3%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin FTSE China ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$21.22	$15.70	$19.70	$21.43	$31.78	$22.19
Income (loss) from operations:
Net investment income	0.36	0.46	0.37	0.54	0.49	0.32
Net realized and unrealized gain (loss)	4.64	5.59	(3.81)	(1.77)	(10.47)	9.56
Total income (loss) from operations	5.00	6.05	(3.44)	(1.23)	(9.98)	9.88
Less distributions from:
Net investment income	(0.19)	(0.53)	(0.56)	(0.50)	(0.37)	(0.29)
Total distributions	(0.19)	(0.53)	(0.56)	(0.50)	(0.37)	(0.29)
Net asset value, end of period	$26.03	$21.22	$15.70	$19.70	$21.43	$31.78
Total return, based on NAV[3]	23.79%	39.13%	(17.65)%	(5.68)%	(31.63)%	44.67%
Net assets, end of period (millions)	$250	$174	$113	$114	$111	$121
Ratios to average net assets:
Gross expenses	0.19%[4]	0.19%	0.19%	0.19%	0.19%	0.19%
Net expenses[5,6]	0.19 [4]	0.19	0.19	0.19	0.19	0.19
Net investment income	3.21 [4]	2.52	2.20	2.82	1.80	1.06
Portfolio turnover rate[7]	3%	7%	9%	10%	12%	15%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin FTSE Europe ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$30.69	$29.69	$26.56	$27.18	$27.28	$19.03
Income (loss) from operations:
Net investment income	0.61	0.84	0.81	1.11	0.85	0.60
Net realized and unrealized gain (loss)	4.19	1.25	3.05	(0.89)	0.11	8.14
Total income from operations	4.80	2.09	3.86	0.22	0.96	8.74
Less distributions from:
Net investment income	(0.65)	(1.09)	(0.73)	(0.84)	(1.06)	(0.49)
Total distributions	(0.65)	(1.09)	(0.73)	(0.84)	(1.06)	(0.49)
Net asset value, end of period	$34.84	$30.69	$29.69	$26.56	$27.18	$27.28
Total return, based on NAV[3]	15.79%	7.31%	14.77%	1.31%	3.30%	46.23%
Net assets, end of period (000s)	$118,446	$85,934	$71,255	$111,558	$184,857	$229,126
Ratios to average net assets:
Gross expenses	0.09%[4,5]	0.09%[4]	0.12%[4]	0.24%[4]	0.09%	0.09%
Net expenses	0.09 [4,5,6,7]	0.09 [4,6,7]	0.12 [4]	0.24 [4]	0.09 [6,7]	0.09 [6,7]
Net investment income	3.63 [5]	2.83	2.99	4.50	2.96	2.53
Portfolio turnover rate[8]	3%	7%	4%	5%	5%	5%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period.
Without these fees, the gross and net expense ratios would not have changed for the six month ended September 30, 2025, would not have changed for the year ended March 31, 2025, and would have been 0.09% and 0.09%, respectively, for the year ended March 31, 2024, and 0.09% and 0.09%, respectively, for the year ended March 31, 2023.

[5]	Annualized.
[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin FTSE Eurozone ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$27.11	$26.04	$23.60	$27.12	$25.72	$19.15
Income from operations:
Net investment income	0.50	0.73	0.56	0.86	0.76	0.59
Net realized and unrealized gain	4.77	1.10	2.67	0.65	1.51	6.45
Total income from operations	5.27	1.83	3.23	1.51	2.27	7.04
Less distributions from:
Net investment income	(0.35)	(0.76)	(0.79)	(0.64)	(0.87)	(0.47)
Net realized gains	—	—	—	(4.39)	—	—
Total distributions	(0.35)	(0.76)	(0.79)	(5.03)	(0.87)	(0.47)
Net asset value, end of period	$32.03	$27.11	$26.04	$23.60	$27.12	$25.72
Total return, based on NAV[3]	19.56%	7.41%	13.90%	7.53%	8.75%	36.92%
Net assets, end of period (000s)	$57,646	$21,690	$20,828	$14,163	$21,695	$15,429
Ratios to average net assets:
Gross expenses	0.09%[4,5]	0.09%[4]	0.07%[4]	0.15%[4]	0.09%	0.09%
Net expenses[6,7]	0.09 [4,5]	0.09 [4]	0.07 [4]	0.15 [4]	0.09	0.09
Net investment income	3.27 [5]	2.84	2.36	3.44	2.77	2.58
Portfolio turnover rate[8]	3%	4%	78%	22%	12%	13%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period.
Without these fees, the gross and net expense ratios would not have changed for the six month ended September 30, 2025, would not have changed for the year ended March 31, 2025, and would have been 0.09% and 0.09%, respectively, for the year ended March 31, 2024, and 0.09% and 0.09%, respectively, for the year ended March 31, 2023.

[5]	Annualized.
[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin FTSE Germany ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$28.94	$24.82	$22.10	$22.37	$25.98	$16.73
Income (loss) from operations:
Net investment income	0.52	0.57	0.66	0.60	0.70	0.61
Net realized and unrealized gain (loss)	3.94	4.15	2.75	(0.20)	(3.63)	9.29
Total income (loss) from operations	4.46	4.72	3.41	0.40	(2.93)	9.90
Less distributions from:
Net investment income	(0.47)	(0.60)	(0.69)	(0.67)	(0.68)	(0.65)
Total distributions	(0.47)	(0.60)	(0.69)	(0.67)	(0.68)	(0.65)
Net asset value, end of period	$32.93	$28.94	$24.82	$22.10	$22.37	$25.98
Total return, based on NAV[3]	15.46%	19.56%	15.78%	2.41%	(11.68)%	59.79%
Net assets, end of period (000s)	$51,045	$27,497	$19,857	$17,683	$16,775	$9,093
Ratios to average net assets:
Gross expenses	0.09%[4]	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses	0.09 [4,5,6]	0.09 [5,6]	0.09	0.09	0.09	0.09
Net investment income	3.22 [4]	2.21	2.95	3.11	2.73	2.66
Portfolio turnover rate[7]	3%	3%	4%	4%	7%	6%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin FTSE India ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$36.89	$36.56	$27.49	$31.34	$27.70	$15.98
Income (loss) from operations:
Net investment income	0.21	0.29	0.27	0.28	0.27	0.20
Net realized and unrealized gain (loss)	0.23	0.64	9.06	(3.92)	4.09	11.70
Total income (loss) from operations	0.44	0.93	9.33	(3.64)	4.36	11.90
Less distributions from:
Net investment income	(0.06)	(0.60)	(0.26)	(0.21)	(0.72)	(0.18)
Total distributions	(0.06)	(0.60)	(0.26)	(0.21)	(0.72)	(0.18)
Net asset value, end of period	$37.27	$36.89	$36.56	$27.49	$31.34	$27.70
Total return, based on NAV[3]	1.20%	2.47%	33.98%	(11.65)%	15.75%	74.87%
Net assets, end of period (000s)	$2,416,651	$1,781,739	$890,136	$98,977	$50,140	$23,544
Ratios to average net assets:
Gross expenses	0.19%[4]	0.19%	0.19%	0.19%	0.19%	0.19%
Net expenses	0.19 [4,5,6]	0.19 [5,6]	0.19	0.19	0.19	0.19
Net investment income	1.08 [4]	0.74	0.80	0.98	0.86	0.89
Portfolio turnover rate	3%	5%[7]	6%[7]	6%[7]	8%[7]	17%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin FTSE Japan ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$29.15	$31.03	$25.66	$27.42	$30.25	$21.93
Income (loss) from operations:
Net investment income	0.40	0.64	0.59	0.63	0.63	0.53
Net realized and unrealized gain (loss)	5.62	(1.22)	5.62	(1.93)	(2.76)	8.24
Total income (loss) from operations	6.02	(0.58)	6.21	(1.30)	(2.13)	8.77
Less distributions from:
Net investment income	(0.25)	(1.30)	(0.84)	(0.46)	(0.70)	(0.45)
Total distributions	(0.25)	(1.30)	(0.84)	(0.46)	(0.70)	(0.45)
Net asset value, end of period	$34.92	$29.15	$31.03	$25.66	$27.42	$30.25
Total return, based on NAV[3]	20.78%	(1.64)%	24.69%	(4.61)%	(7.21)%	40.23%
Net assets, end of period (millions)	$2,388	$2,064	$1,937	$1,001	$790	$599
Ratios to average net assets:
Gross expenses	0.09%[4]	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses[5,6]	0.09 [4]	0.09	0.09	0.09	0.09	0.09
Net investment income	2.52 [4]	2.18	2.14	2.60	2.14	1.98
Portfolio turnover rate[7]	4%	4%	4%	3%	3%	6%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin FTSE Japan Hedged ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$30.49	$31.46	$26.57	$30.90	$30.70	$21.35
Income (loss) from operations:
Net investment income	0.41	0.72	0.80	0.58	0.68	0.88
Net realized and unrealized gain (loss)	6.03	(0.10)	10.79	1.56	(0.08)	8.47
Total income from operations	6.44	0.62	11.59	2.14	0.60	9.35
Less distributions from:
Net investment income	(0.63)	(1.38)	(2.32)	(0.92)	(0.40)	—
Net realized gains	—	(0.21)	(4.38)	(5.55)	—	—
Total distributions	(0.63)	(1.59)	(6.70)	(6.47)	(0.40)	—
Net asset value, end of period	$36.30	$30.49	$31.46	$26.57	$30.90	$30.70
Total return, based on NAV[3]	21.44%	2.02%	49.20%	8.15%	1.93%	43.84%
Net assets, end of period (000s)	$98,003	$85,384	$50,342	$13,284	$24,720	$24,563
Ratios to average net assets:
Gross expenses	0.09%[4]	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses[5,6]	0.09 [4]	0.09	0.09	0.09	0.09	0.09
Net investment income	2.50 [4]	2.33	2.61	1.99	2.22	3.29
Portfolio turnover rate[7]	11%	22%	21%	31%	5%	6%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin FTSE Latin America ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$19.38	$23.61	$20.42	$25.25	$22.40	$15.20
Income (loss) from operations:
Net investment income	0.57	1.26	1.32	1.66	1.54	0.57
Net realized and unrealized gain (loss)	3.91	(4.30)	3.21	(4.62)	2.83	7.13
Total income (loss) from operations	4.48	(3.04)	4.53	(2.96)	4.37	7.70
Less distributions from:
Net investment income	(0.53)	(1.19)	(1.34)	(1.87)	(1.52)	(0.50)
Total distributions	(0.53)	(1.19)	(1.34)	(1.87)	(1.52)	(0.50)
Net asset value, end of period	$23.33	$19.38	$23.61	$20.42	$25.25	$22.40
Total return, based on NAV[3]	23.40%	(12.60)%	22.39%	(11.05)%	21.12%	50.80%
Net assets, end of period (000s)	$39,661	$29,077	$68,479	$67,372	$7,575	$4,480
Ratios to average net assets:
Gross expenses	0.19%[4]	0.19%	0.19%	0.19%	0.19%	0.19%
Net expenses	0.19 [4,5,6]	0.19 [5,6]	0.19	0.19	0.19	0.19
Net investment income	5.36 [4]	6.15	5.82	8.09	6.75	2.86
Portfolio turnover rate[7]	8%	9%	6%	10%	19%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin FTSE Mexico ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$25.05	$33.73	$29.28	$27.49	$22.14	$14.35
Income (loss) from operations:
Net investment income	0.65	0.97	0.85	0.91	0.66	0.33
Net realized and unrealized gain (loss)	8.04	(8.89)	4.56	1.91	5.48	7.78
Total income (loss) from operations	8.69	(7.92)	5.41	2.82	6.14	8.11
Less distributions from:
Net investment income	(0.65)	(0.76)	(0.96)	(1.03)	(0.79)	(0.32)
Total distributions	(0.65)	(0.76)	(0.96)	(1.03)	(0.79)	(0.32)
Net asset value, end of period	$33.09	$25.05	$33.73	$29.28	$27.49	$22.14
Total return, based on NAV[3]	35.12%	(23.44)%	18.66%	11.15%	28.33%	56.94%
Net assets, end of period (000s)	$69,489	$45,082	$45,531	$24,890	$12,372	$5,536
Ratios to average net assets:
Gross expenses	0.19%[4]	0.19%	0.19%	0.19%	0.19%	0.19%
Net expenses	0.19 [4,5,6]	0.19 [5,6]	0.19 [5,6]	0.19	0.19	0.19
Net investment income	4.43 [4]	3.64	2.76	3.55	2.73	1.80
Portfolio turnover rate[7]	11%	10%	10%	11%	22%	18%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin FTSE Saudi Arabia ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$35.57	$37.57	$33.65	$41.30	$30.33	$20.15
Income (loss) from operations:
Net investment income	0.77	1.33	0.99	1.38	0.62	0.52
Net realized and unrealized gain (loss)	(0.93)	(2.27)	4.05	(8.40)	11.03	10.23
Total income (loss) from operations	(0.16)	(0.94)	5.04	(7.02)	11.65	10.75
Less distributions from:
Net investment income	(0.85)	(1.06)	(1.12)	(0.63)	(0.68)	(0.57)
Total distributions	(0.85)	(1.06)	(1.12)	(0.63)	(0.68)	(0.57)
Net asset value, end of period	$34.56	$35.57	$37.57	$33.65	$41.30	$30.33
Total return, based on NAV[3]	(0.19)%	(2.39)%	15.21%	(17.04)%	38.99%	54.12%
Net assets, end of period (000s)	$22,463	$17,787	$18,786	$21,874	$4,130	$3,033
Ratios to average net assets:
Gross expenses	0.39%[4]	0.39%	0.39%	0.39%	0.39%	0.39%
Net expenses	0.39 [4,5,6]	0.39 [5,6]	0.39	0.39	0.39	0.39
Net investment income	4.65 [4]	3.72	2.79	3.97	1.77	2.11
Portfolio turnover rate	5%	16%[7]	14%[7]	5%[7]	16%[7]	17%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin FTSE South Korea ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$18.23	$23.36	$21.08	$25.57	$31.48	$16.52
Income (loss) from operations:
Net investment income	0.10	0.32	0.35	0.49	0.55	0.54
Net realized and unrealized gain (loss)	8.59	(4.22)	2.45	(4.37)	(5.87)	14.72
Total income (loss) from operations	8.69	(3.90)	2.80	(3.88)	(5.32)	15.26
Less distributions from:
Net investment income	(0.07)	(1.23)	(0.52)	(0.61)	(0.59)	(0.30)
Total distributions	(0.07)	(1.23)	(0.52)	(0.61)	(0.59)	(0.30)
Net asset value, end of period	$26.85	$18.23	$23.36	$21.08	$25.57	$31.48
Total return, based on NAV[3]	47.70%	(17.47)%	13.42%	(15.00)%	(17.15)%	92.55%
Net assets, end of period (000s)	$204,094	$116,688	$301,337	$293,049	$61,361	$62,966
Ratios to average net assets:
Gross expenses	0.09%[4]	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses	0.09 [4,5,6]	0.09 [5,6]	0.09 [5,6]	0.09 [5,6]	0.09 [5,6]	0.09
Net investment income	0.86 [4]	1.52	1.62	2.36	1.86	2.07
Portfolio turnover rate	17%	7%[7]	9%[7]	6%[7]	11%[7]	9%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin FTSE Switzerland ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$35.53	$32.86	$31.21	$34.00	$30.36	$24.44
Income (loss) from operations:
Net investment income	0.49	0.74	0.80	0.66	0.70	0.88
Net realized and unrealized gain (loss)	2.94	2.58	1.63	(2.86)	3.62	5.74
Total income (loss) from operations	3.43	3.32	2.43	(2.20)	4.32	6.62
Less distributions from:
Net investment income	(0.83)	(0.65)	(0.78)	(0.59)	(0.68)	(0.70)
Total distributions	(0.83)	(0.65)	(0.78)	(0.59)	(0.68)	(0.70)
Net asset value, end of period	$38.13	$35.53	$32.86	$31.21	$34.00	$30.36
Total return, based on NAV[3]	9.75%	10.22%	7.86%	(6.23)%	14.22%	27.54%
Net assets, end of period (000s)	$57,194	$49,749	$46,010	$49,941	$47,593	$48,570
Ratios to average net assets:
Gross expenses	0.09%[4]	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses	0.09 [4,5,6]	0.09 [5,6]	0.09	0.09	0.09	0.09
Net investment income	2.60 [4]	2.18	2.52	2.24	2.07	3.13
Portfolio turnover rate[7]	6%	11%	14%	8%	14%	13%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin FTSE Taiwan ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$42.60	$44.22	$37.05	$43.67	$41.12	$23.18
Income (loss) from operations:
Net investment income	1.25	0.75	1.21	1.25	0.98	0.74
Net realized and unrealized gain (loss)	14.40	(1.48)	7.14	(6.84)	2.64	17.99
Total income (loss) from operations	15.65	(0.73)	8.35	(5.59)	3.62	18.73
Less distributions from:
Net investment income	(0.07)	(0.89)	(1.18)	(1.03)	(1.07)	(0.79)
Total distributions	(0.07)	(0.89)	(1.18)	(1.03)	(1.07)	(0.79)
Net asset value, end of period	$58.18	$42.60	$44.22	$37.05	$43.67	$41.12
Total return, based on NAV[3]	36.76%	(1.84)%	22.90%	(12.55)%	8.72%	81.35%
Net assets, end of period (000s)	$599,295	$302,456	$225,504	$137,094	$43,667	$32,897
Ratios to average net assets:
Gross expenses	0.19%[4]	0.19%	0.19%	0.19%	0.19%	0.19%
Net expenses	0.19 [4,5,6]	0.19 [5,6]	0.19	0.19	0.19	0.19
Net investment income	4.85 [4]	1.59	3.12	3.52	2.20	2.24
Portfolio turnover rate	41%	2%[7]	12%[7]	5%[7]	8%[7]	11%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Franklin FTSE United Kingdom ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$28.50	$26.10	$24.21	$25.46	$23.78	$17.92
Income (loss) from operations:
Net investment income	0.59	0.99	0.96	0.94	0.95	0.84
Net realized and unrealized gain (loss)	3.71	2.57	1.92	(1.22)	1.47	5.62
Total income (loss) from operations	4.30	3.56	2.88	(0.28)	2.42	6.46
Less distributions from:
Net investment income	(0.59)	(1.16)	(0.99)	(0.97)	(0.74)	(0.60)
Total distributions	(0.59)	(1.16)	(0.99)	(0.97)	(0.74)	(0.60)
Net asset value, end of period	$32.21	$28.50	$26.10	$24.21	$25.46	$23.78
Total return, based on NAV[3]	15.23%	14.06%	12.18%	(0.71)%	10.27%	36.19%
Net assets, end of period (millions)	$847	$712	$653	$569	$614	$206
Ratios to average net assets:
Gross expenses	0.09%[4]	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses[5,6]	0.09 [4]	0.09	0.09	0.09	0.09	0.09
Net investment income	3.85 [4]	3.63	3.90	4.10	3.77	3.98
Portfolio turnover rate[7]	3%	10%	5%	6%	6%	7%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin FTSE Asia ex Japan ETF (“FTSE Asia ex Japan ETF”), Franklin FTSE Europe ETF (“FTSE Europe ETF”), Franklin FTSE Eurozone ETF (“FTSE Eurozone ETF”), Franklin FTSE Japan ETF (“FTSE Japan ETF”), Franklin FTSE Japan Hedged ETF (“FTSE Japan Hedged ETF”) and Franklin FTSE Latin America ETF (“FTSE Latin America ETF”) are separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). Franklin FTSE Australia ETF (“FTSE Australia ETF”), Franklin FTSE Brazil ETF (“FTSE Brazil ETF”), Franklin FTSE Canada ETF (“FTSE Canada ETF”), Franklin FTSE China ETF (“FTSE China ETF”), Franklin FTSE Germany ETF (“FTSE Germany ETF”), Franklin FTSE India ETF (“FTSE India ETF”), Franklin FTSE Mexico ETF (“FTSE Mexico ETF”), Franklin FTSE Saudi Arabia ETF (“FTSE Saudi Arabia ETF”), Franklin FTSE South Korea ETF (“FTSE South Korea ETF”), Franklin FTSE Switzerland ETF (“FTSE Switzerland ETF”), Franklin FTSE Taiwan ETF (“FTSE Taiwan ETF”) and Franklin FTSE United Kingdom ETF (“FTSE United Kingdom ETF”) (each a “Fund”, collectively referenced as “Funds”) are separate non-diversified investment series of the Trust. The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
On May 21, 2025, the Funds’ Board of Trustees (the “Board”), on behalf of Franklin FTSE Hong Kong ETF approved a proposal to liquidate the Fund. The Fund liquidated on July 8, 2025.
The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NYSE Arca, Inc. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
Each of the Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly

Franklin Templeton ETF Trust 2025 Semi-Annual Report

affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Board.
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
FTSE Asia ex Japan ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Financials	$6,884,947	$5,242	—	$6,890,189
Information Technology	9,442,999	1,983	—	9,444,982
Real Estate	797,931	—	$0 *	797,931
Other Common Stocks	17,450,238	—	—	17,450,238
Preferred Stocks:
Consumer Discretionary	25,727	—	0 *	25,727
Other Preferred Stocks	152,399	—	—	152,399
Warrants	—	—	1,132	1,132
Rights:
Real Estate	—	61	—	61
Utilities	—	—	803	803
Total Long-Term Investments	34,754,241	7,286	1,935	34,763,462
Short-Term Investments†	52,179	—	—	52,179
Total Investments	$34,806,420	$7,286	$1,935	$34,815,641

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
FTSE Australia ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$78,293,386	—	—	$78,293,386
Short-Term Investments†	374	—	—	374
Total Investments	$78,293,760	—	—	$78,293,760
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$3,033	—	—	$3,033

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

FTSE Brazil ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$159,686,518	—	—	$159,686,518
Preferred Stocks	63,506,054	—	—	63,506,054
Total Long-Term Investments	223,192,572	—	—	223,192,572
Short-Term Investments†	67,706	—	—	67,706
Total Investments	$223,260,278	—	—	$223,260,278
Other Financial Instruments:
Futures Contracts††	$162,321	—	—	$162,321
Total	$223,422,599	—	—	$223,422,599

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Canada ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$492,876,164	—	—	$492,876,164
Warrants	—	—	$0 *	0*
Total Long-Term Investments	492,876,164	—	0 *	492,876,164
Short-Term Investments†:
Money Market Funds	449,038	—	—	449,038
Time Deposits	—	$287,480	—	287,480
Total Short-Term Investments	449,038	287,480	—	736,518
Total Investments	$493,325,202	$287,480	$0 *	$493,612,682
Other Financial Instruments:
Futures Contracts††	$21,110	—	—	$21,110
Total	$493,346,312	$287,480	$0 *	$493,633,792

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE China ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$23,088,423	$39,667	—	$23,128,090
Real Estate	4,109,422	—	$0 *	4,109,422
Other Common Stocks	222,031,447	—	—	222,031,447
Total Long-Term Investments	249,229,292	39,667	0 *	249,268,959

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†:
Money Market Funds	$67,445	—	—	$67,445
Investments from Cash Collateral Received for Loaned Securities	91,850	—	—	91,850
Total Short-Term Investments	159,295	—	—	159,295
Total Investments	$249,388,587	$39,667	$0 *	$249,428,254
Other Financial Instruments:
Futures Contracts††	$699	—	—	$699
Total	$249,389,286	$39,667	$0 *	$249,428,953

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Europe ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$15,176,636	—	$0 *	$15,176,636
Materials	6,352,487	—	0 *	6,352,487
Other Common Stocks	95,808,734	—	—	95,808,734
Preferred Stocks	418,304	—	—	418,304
Rights	19,868	—	—	19,868
Total Long-Term Investments	117,776,029	—	0 *	117,776,029
Short-Term Investments†	29,551	—	—	29,551
Total Investments	$117,805,580	—	$0 *	$117,805,580
Other Financial Instruments:
Futures Contracts††	$9,831	—	—	$9,831
Total	$117,815,411	—	$0 *	$117,815,411

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Eurozone ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$3,701,005	—	$0 *	$3,701,005
Materials	2,464,688	—	0 *	2,464,688
Other Common Stocks	50,966,633	—	—	50,966,633
Preferred Stocks	381,336	—	—	381,336
Rights	261	—	—	261
Total Long-Term Investments	57,513,923	—	0 *	57,513,923

Franklin Templeton ETF Trust 2025 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$13,330	—	—	$13,330
Total Investments	$57,527,253	—	$0 *	$57,527,253
Other Financial Instruments:
Futures Contracts††	$1,744	—	—	$1,744
Total	$57,528,997	—	$0 *	$57,528,997

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Germany ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$49,796,906	—	—	$49,796,906
Preferred Stocks	1,156,432	—	—	1,156,432
Total Long-Term Investments	50,953,338	—	—	50,953,338
Short-Term Investments†	954	—	—	954
Total Investments	$50,954,292	—	—	$50,954,292
Other Financial Instruments:
Futures Contracts††	$1,852	—	—	$1,852
Total	$50,956,144	—	—	$50,956,144

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE India ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Financials	$684,981,011	$2,069,170	—	$687,050,181
Other Common Stocks	1,761,777,263	—	—	1,761,777,263
Preferred Stocks	—	—	$0 *	0*
Total Long-Term Investments	2,446,758,274	2,069,170	0 *	2,448,827,444
Short-Term Investments†	4,383,320	—	—	4,383,320
Total Investments	$2,451,141,594	$2,069,170	$0 *	$2,453,210,764

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$139,677	—	—	$139,677

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Japan ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Staples	$129,285,660	—	$744,433	$130,030,093
Other Common Stocks	2,234,913,944	—	—	2,234,913,944
Total Long-Term Investments	2,364,199,604	—	744,433	2,364,944,037
Short-Term Investments†	124,585	—	—	124,585
Total Investments	$2,364,324,189	—	$744,433	$2,365,068,622
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$160,531	—	—	$160,531

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Japan Hedged ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Staples	$5,346,669	—	$29,973	$5,376,642
Other Common Stocks	91,921,352	—	—	91,921,352
Total Long-Term Investments	97,268,021	—	29,973	97,297,994
Short-Term Investments†	6,092	—	—	6,092
Total Investments	$97,274,113	—	$29,973	$97,304,086
Other Financial Instruments:
Futures Contracts††	$1,378	—	—	$1,378
Forward Foreign Currency Contracts††	—	$872,319	—	872,319
Total Other Financial Instruments	$1,378	$872,319	—	$873,697
Total	$97,275,491	$872,319	$29,973	$98,177,783

Franklin Templeton ETF Trust 2025 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,790	—	$1,790

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Latin America ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$31,920,876	—	—	$31,920,876
Preferred Stocks	7,321,117	—	—	7,321,117
Total Long-Term Investments	39,241,993	—	—	39,241,993
Short-Term Investments†	17,251	—	—	17,251
Total Investments	$39,259,244	—	—	$39,259,244
Other Financial Instruments:
Futures Contracts††	$16,827	—	—	$16,827
Total	$39,276,071	—	—	$39,276,071

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Mexico ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$69,451,534	—	—	$69,451,534
Short-Term Investments†	287	—	—	287
Total Investments	$69,451,821	—	—	$69,451,821

†	See Schedules of Investments for additional detailed categorizations.
FTSE Saudi Arabia ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$22,401,887	—	—	$22,401,887
Short-Term Investments†	6,665	—	—	6,665
Total Investments	$22,408,552	—	—	$22,408,552

†	See Schedules of Investments for additional detailed categorizations.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
FTSE South Korea ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$195,953,526	—	—	$195,953,526
Preferred Stocks	7,509,436	—	—	7,509,436
Total Long-Term Investments	203,462,962	—	—	203,462,962
Short-Term Investments†	110,147	—	—	110,147
Total Investments	$203,573,109	—	—	$203,573,109
Other Financial Instruments:
Futures Contracts††	$17,844	—	—	$17,844
Total	$203,590,953	—	—	$203,590,953

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Switzerland ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$56,333,601	—	—	$56,333,601
Total Investments	$56,333,601	—	—	$56,333,601
Other Financial Instruments:
Futures Contracts††	$6,416	—	—	$6,416
Total	$56,340,017	—	—	$56,340,017

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Taiwan ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$592,204,229	—	—	$592,204,229
Short-Term Investments†	2,976,186	—	—	2,976,186
Total Investments	$595,180,415	—	—	$595,180,415

†	See Schedules of Investments for additional detailed categorizations.
FTSE United Kingdom ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Materials	$54,473,291	—	$0 *	$54,473,291
Other Common Stocks	788,051,920	—	—	788,051,920
Total Long-Term Investments	842,525,211	—	0 *	842,525,211

Franklin Templeton ETF Trust 2025 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$176,201	—	—	$176,201
Total Investments	$842,701,412	—	$0 *	$842,701,412
Other Financial Instruments:
Futures Contracts††	$63,527	—	—	$63,527
Total	$842,764,939	—	$0 *	$842,764,939

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Funds use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Funds are required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Funds enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Foreign investment risks. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Funds have entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Funds’ net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedules of Investments.
As of September 30, 2025, FTSE Japan Hedged ETF held forward foreign currency contracts with credit related contingent features which had a liability position of $1,790. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
(g) Securities lending. Certain or all Funds participate in an agency based securities lending program to earn additional income. The Funds receive cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of the Funds business each day; any additional collateral required due to changes in security values is delivered to the Funds on the next business day. The collateral is deposited into a joint

Franklin Templeton ETF Trust 2025 Semi-Annual Report

cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc. (“Franklin Advisers”), an affiliate of the Funds. These securities received as collateral are held in segregated accounts with the Funds’ custodian. The Funds cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Funds may receive income from the investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Funds bear the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Funds. If the borrower defaults on its obligation to return the securities loaned, the Funds have the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Funds in the event of default by a third party borrower.
(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(i) Distributions to shareholders. Distributions from net investment income of the Funds, if any, are declared and paid on a semi-annual basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(j) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of September 30, 2025, there were $299,035 for FTSE Asia ex Japan ETF and $44,807,712 for FTSE India ETF of capital gains tax liabilities accrued on unrealized gains.
As a result of several court cases, in certain countries across the European Union, FTSE Europe ETF and FTSE Eurozone ETF filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaims contingency fees in the Statements of operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by FTSE Europe ETF and FTSE Eurozone ETF, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
(l) Guarantees and indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisory Services, LLC (“FASL”) is each Fund’s investment manager. Franklin Templeton Institutional, LLC (“FT Institutional”) is each Fund’s subadviser. Franklin Templeton Services, LLC (“Franklin Templeton Services”) is each Fund’s Administrative manager. FASL, FT Institutional and Franklin Templeton Services are subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under an agreement with FASL, Franklin Templeton Services provides administrative services to the Funds. The fee is paid by FASL based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
Under a subadvisory agreement, FT Institutional provides subadvisory services to the Funds. The subadvisory fee is paid by FASL based on the Funds’ average daily net assets and is not an additional expense of the Funds.
The Funds pay FASL a unified management fee for managing the Funds’ assets, as approved by the Board. Pursuant to the investment management agreement with the Trust on behalf of the Funds, FASL reimburses the Funds for all acquired fund fees and expenses (such as those associated with the Funds’ investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Funds, except for (i) the Funds’ management fee, (ii) payments under the Funds’ Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses.
Each Fund pays gross effective investment management fee, calculated daily and paid monthly according to the terms of the management agreement, at an annual rate of each Fund’s average daily net assets as follows:

Annualized Fee Rate
FTSE Asia ex Japan ETF	0.19%
FTSE Australia ETF	0.09%
FTSE Brazil ETF	0.19%
FTSE Canada ETF	0.09%
FTSE China ETF	0.19%
FTSE Europe ETF	0.09%
FTSE Eurozone ETF	0.09%
FTSE Germany ETF	0.09%
FTSE India ETF	0.19%
FTSE Japan ETF	0.09%
FTSE Japan Hedged ETF	0.09%
FTSE Latin America ETF	0.19%
FTSE Mexico ETF	0.19%
FTSE Saudi Arabia ETF	0.39%
FTSE South Korea ETF	0.09%
FTSE Switzerland ETF	0.09%
FTSE Taiwan ETF	0.19%
FTSE United Kingdom ETF	0.09%
FASL pays FT Institutional for its services to the Funds. With respect to each Fund, FASL pays FT Institutional a monthly fee equal to 50% of the net investment advisory fee payable by each Fund to FASL (the “Net Investment Advisory Fee”), calculated daily. The Net Investment Advisory Fee is equal to (i) 96% of an amount equal to the total investment management fees payable to FASL, minus any Fund fees and/or expenses waived or reimbursed by FASL, including as part of each Fund’s unitary management fee structure pursuant to the investment management agreement between FASL and the Trust, on behalf of each Fund, minus (ii) any fees payable by FASL to Franklin Templeton Services for fund administrative services.
The manager has agreed to waive the Funds’ management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).

Franklin Templeton ETF Trust 2025 Semi-Annual Report

During the six months ended September 30, 2025, fees waived and/or expenses reimbursed, all of which was an affiliated money market fund waiver, amounted to as follows:

FTSE Asia ex Japan ETF	$98
FTSE Australia ETF	28
FTSE Brazil ETF	310
FTSE Canada ETF	144
FTSE China ETF	436
FTSE Europe ETF	74
FTSE Eurozone ETF	21
FTSE Germany ETF	24
FTSE India ETF	11,600
FTSE Japan ETF	1,514
FTSE Japan Hedged ETF	132
FTSE Latin America ETF	105
FTSE Mexico ETF	330
FTSE Saudi Arabia ETF	54
FTSE South Korea ETF	108
FTSE Switzerland ETF	31
FTSE Taiwan ETF	332
FTSE United Kingdom ETF	386
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
FTSE Asia ex Japan ETF	$1,208,116	$1,018,956
FTSE Australia ETF	2,370,684	2,343,633
FTSE Brazil ETF	36,097,468	15,659,798
FTSE Canada ETF	72,861,719	70,272,319
FTSE China ETF	36,381,027	6,300,905
FTSE Europe ETF	3,454,064	2,954,264
FTSE Eurozone ETF	1,628,807	1,312,277
FTSE Germany ETF	1,785,225	1,747,854
FTSE India ETF	705,271,472	57,316,914
FTSE Japan ETF	92,604,785	80,943,465
FTSE Japan Hedged ETF	10,171,291	9,980,677
FTSE Latin America ETF	5,807,974	2,773,100
FTSE Mexico ETF	6,184,841	5,992,791
FTSE Saudi Arabia ETF	5,861,535	894,267
FTSE South Korea ETF	59,991,426	25,564,512
FTSE Switzerland ETF	3,082,872	3,089,021
FTSE Taiwan ETF	358,937,983	197,703,463
FTSE United Kingdom ETF	28,522,002	25,946,780

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
During the six months ended September 30, 2025, in-kind transactions (Note 5) were as follows:

	Contributions	Redemptions	Realized Gain (Loss)*
FTSE Asia ex Japan ETF	—	—	—
FTSE Australia ETF	$18,677,687	$6,635,900	$618,664
FTSE Brazil ETF	—	—	—
FTSE Canada ETF	73,766,296	68,014,361	32,876,020
FTSE China ETF	1,568,548	—	—
FTSE Europe ETF	19,756,966	—	—
FTSE Eurozone ETF	30,178,063	—	—
FTSE Germany ETF	31,669,496	13,219,775	4,937,821
FTSE India ETF	—	—	—
FTSE Japan ETF	53,699,404	116,041,945	24,198,628
FTSE Japan Hedged ETF	—	3,077,658	803,130
FTSE Latin America ETF	1,286,143	—	—
FTSE Mexico ETF	15,835,560	7,150,005	85,189
FTSE Saudi Arabia ETF	—	—	—
FTSE South Korea ETF	—	—	—
FTSE Switzerland ETF	3,733,789	—	—
FTSE Taiwan ETF	—	—	—
FTSE United Kingdom ETF	97,747,132	59,236,733	17,808,016

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Funds.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Funds’ Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At September 30, 2025, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

Securities Lending Transactions(a)	Equity Investments(b)
FTSE China ETF	$91,850

(a)	The agreements can be terminated at any time.
(b)	The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
At September 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	FTSE Asia ex Japan ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$26,309,532	$12,163,169	$(3,657,060)	$8,506,109

	FTSE Australia ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$73,410,594	$9,172,613	$(4,289,447)	$4,883,166
Futures contracts	—	—	(3,033)	(3,033)

Franklin Templeton ETF Trust 2025 Semi-Annual Report

	FTSE Brazil ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$204,905,930	$43,161,477	$(24,807,129)	$18,354,348
Futures contracts	—	162,321	—	162,321

	FTSE Canada ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$394,349,301	$106,018,510	$(6,755,129)	$99,263,381
Futures contracts	—	21,110	—	21,110

	FTSE China ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$207,396,541	$63,995,553	$(21,963,840)	$42,031,713
Futures contracts	—	699	—	699

	FTSE Europe ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$103,387,913	$22,033,344	$(7,615,677)	$14,417,667
Futures contracts	—	9,831	—	9,831

	FTSE Eurozone ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$49,759,687	$9,581,703	$(1,814,137)	$7,767,566
Futures contracts	—	1,744	—	1,744

	FTSE Germany ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$48,053,762	$5,663,077	$(2,762,547)	$2,900,530
Futures contracts	—	1,852	—	1,852

	FTSE India ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,334,306,393	$243,179,077	$(124,274,706)	$118,904,371
Futures contracts	—	—	(139,677)	(139,677)

	FTSE Japan ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,015,530,932	$540,981,095	$(191,443,405)	$349,537,690
Futures contracts	—	—	(160,531)	(160,531)

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

	FTSE Japan Hedged ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$79,928,646	$21,649,131	$(4,273,691)	$17,375,440
Futures contracts	—	1,378	—	1,378
Forward foreign currency contracts	—	872,319	(1,790)	870,529

	FTSE Latin America ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$31,296,501	$10,102,777	$(2,140,034)	$7,962,743
Futures contracts	—	16,827	—	16,827

	FTSE Mexico ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$63,116,650	$9,193,271	$(2,858,100)	$6,335,171

	FTSE Saudi Arabia ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$20,705,100	$3,128,793	$(1,425,341)	$1,703,452

	FTSE South Korea ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$155,194,617	$68,713,495	$(20,335,003)	$48,378,492
Futures contracts	—	17,844	—	17,844

	FTSE Switzerland ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$47,803,651	$11,333,232	$(2,803,282)	$8,529,950
Futures contracts	—	6,416	—	6,416

	FTSE Taiwan ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$432,670,080	$187,598,798	$(25,088,463)	$162,510,335

	FTSE United Kingdom ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$718,556,643	$172,094,424	$(47,949,655)	$124,144,769
Futures contracts	—	63,527	—	63,527

Franklin Templeton ETF Trust 2025 Semi-Annual Report

4. Derivative instruments and hedging activities
FTSE Asia ex Japan ETF
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
FTSE Australia ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$3,033

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(9,776)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(2,841)
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$318,236

*	Based on the average of the market values at each month-end during the period.
FTSE Brazil ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$162,321

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$113,367	$113,367
Forward foreign currency contracts	$4,939	—	4,939
Total	$4,939	$113,367	$118,306

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$134,340
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$3,581,785
Forward foreign currency contracts (to buy)†	718,761

*	Based on the average of the market values at each month-end during the period.
†	At September 30, 2025, there were no open positions held in this derivative.
FTSE Canada ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$21,110

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$172,773

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$12,333
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$1,189,457

*	Based on the average of the market values at each month-end during the period.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

FTSE China ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$699

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$174,153

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$699
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$853,784

*	Based on the average of the market values at each month-end during the period.
FTSE Europe ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$9,831

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$36,793

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$41,144
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$811,365

*	Based on the average of the market values at each month-end during the period.
FTSE Eurozone ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$1,744

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$9,489

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$4,265
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$86,230

*	Based on the average of the market values at each month-end during the period.
FTSE Germany ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$1,852

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$18,668

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$4,396
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$100,801

*	Based on the average of the market values at each month-end during the period.
FTSE India ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$139,677

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$567,212

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$327,592
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$23,689,635

*	Based on the average of the market values at each month-end during the period.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
FTSE Japan ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$160,531

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$1,368,810

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$720,011
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$16,429,539

*	Based on the average of the market values at each month-end during the period.
FTSE Japan Hedged ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts[2]	—	$1,378	$1,378
Forward foreign currency contracts	$872,319	—	872,319
Total	$872,319	$1,378	$873,697

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$1,790

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$100,674	$100,674
Forward foreign currency contracts	$(970,400)	—	(970,400)
Total	$(970,400)	$100,674	$(869,726)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$20,942	$20,942
Forward foreign currency contracts	$1,253,974	—	1,253,974
Total	$1,253,974	$20,942	$1,274,916
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$955,708
Forward foreign currency contracts (to buy)	70,214,663
Forward foreign currency contracts (to sell)	179,439,619

*	Based on the average of the market values at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of September 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
State Street Bank and Trust Co.	$217,943	$(745)	$217,198	—	$217,198
UBS Securities LLC	217,764	(561)	217,203	—	217,203
Wells Fargo Securities LLC	436,612	(484)	436,128	—	436,128
Total	$872,319	$(1,790)	$870,529	—	$870,529

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
FTSE Latin America ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$16,827

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$20,542

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$13,088
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$414,847

*	Based on the average of the market values at each month-end during the period.
FTSE Mexico ETF
At September 30, 2025, the Fund did not have any derivative instruments outstanding.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$11,368
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$114,420

*	Based on the average of the market values at each month-end during the period.
†	At September 30, 2025, there were no open positions held in this derivative.
FTSE Saudi Arabia ETF
At September 30, 2025, the Fund did not have any derivative instruments outstanding.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$(8,230)	$(8,230)
Forward foreign currency contracts	$(306)	—	(306)
Total	$(306)	$(8,230)	$(8,536)

Franklin Templeton ETF Trust 2025 Semi-Annual Report

During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$36,757
Forward foreign currency contracts (to sell)†	6,899

*	Based on the average of the market values at each month-end during the period.
†	At September 30, 2025, there were no open positions held in this derivative.
FTSE South Korea ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$17,844

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$112,691

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$35,428
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$501,979

*	Based on the average of the market values at each month-end during the period.
FTSE Switzerland ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$6,416

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(48,340)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$37,228
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$1,032,727
FTSE Taiwan ETF
At September 30, 2025, the Fund did not have any derivative instruments outstanding.
The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$530,124	$530,124
Forward foreign currency contracts	$(2,736)	—	(2,736)
Total	$(2,736)	$530,124	$527,388
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$1,402,514
Forward foreign currency contracts (to sell)†	7,192

*	Based on the average of the market values at each month-end during the period.
†	At September 30, 2025, there were no open positions held in this derivative.
FTSE United Kingdom ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$63,527

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$323,368

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$151,869
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$4,958,490

*	Based on the average of the market values at each month-end during the period.
5. Fund share transactions
At September 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Each Fund’s shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations, where 50,000 shares of each Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of each Fund on the transaction date. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended September 30, 2025. The following transactions were effected in such company for the six months ended September 30, 2025.

FTSE Asia ex Japan ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$39	$373,009	373,009	$320,869	320,869	—	$508	—	$52,179
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	2,864,824	2,864,824	2,864,824	2,864,824	—	—	—	—
	$39	$3,237,833		$3,185,693		—	$508	—	$52,179

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

FTSE Australia ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$40,578	$936,807	936,807	$977,011	977,011	—	$378	—	$374
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	171,600	171,600	171,600	171,600	—	—	—	—
	$40,578	$1,108,407		$1,148,611		—	$378	—	$374

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Brazil ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$48,735	$10,421,667	10,421,667	$10,402,696	10,402,696	—	$4,799	—	$67,706

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Canada ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$78,873	$5,004,586	5,004,586	$4,634,421	4,634,421	—	$3,394	—	$449,038

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE China ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income/Securities Lending Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$22,311	$4,878,898	4,878,898	$4,833,764	4,833,764	—	$4,820	—	$67,445
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	29,700	2,075,684	2,075,684	2,013,534	2,013,534	—	2,377	—	91,850
	$52,011	$6,954,582		$6,847,298		—	$7,197	—	$159,295

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Europe ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$46,800	$2,381,066	2,381,066	$2,398,315	2,398,315	—	$1,616	—	$29,551

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

FTSE Eurozone ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$1,925	$604,119	604,119	$592,714	592,714	—	$367	—	$13,330

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Germany ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$—	$1,014,624	1,014,624	$1,013,670	1,013,670	—	$468	—	$954

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE India ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$14,580,819	$214,967,927	214,967,927	$225,165,426	225,165,426	—	$179,883	—	$4,383,320

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Japan ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income/Securities Lending Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$144,665	$20,570,608	20,570,608	$20,590,688	20,590,688	—	$10,701	—	$124,585
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	1,489,374	35,759,098	35,759,098	37,248,472	37,248,472	—	1,829	—	—
	$1,634,039	$56,329,706		$57,839,160		—	$12,530	—	$124,585

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Japan Hedged ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$438,852	$3,380,101	3,380,101	$3,812,861	3,812,861	—	$3,822	—	$6,092

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

FTSE Latin America ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income/Securities Lending Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$18,048	$971,509	971,509	$972,306	972,306	—	$541	—	$17,251
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	34,414	486,381	486,381	520,795	520,795	—	540	—	—
	$52,462	$1,457,890		$1,493,101		—	$1,081	—	$17,251

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Mexico ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income/Securities Lending Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$1	$1,045,419	1,045,419	$1,045,133	1,045,133	—	$393	—	$287
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	175,005	7,241,990	7,241,990	7,416,995	7,416,995	—	2,778	—	—
	$175,006	$8,287,409		$8,462,128		—	$3,171	—	$287

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Saudi Arabia ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$1	$1,390,249	1,390,249	$1,383,585	1,383,585	—	$477	—	$6,665

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE South Korea ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$37	$10,159,899	10,159,899	$10,049,789	10,049,789	—	$3,052	—	$110,147

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Switzerland ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$2,258	$1,111,757	1,111,757	$1,114,015	1,114,015	—	$417	—	—

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

FTSE Taiwan ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$224,256	$6,687,189	6,687,189	$3,935,259	3,935,259	—	$6,338	—	$2,976,186

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE United Kingdom ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$489,625	$15,986,498	15,986,498	$16,299,922	16,299,922	—	$5,413	—	$176,201
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	45,885	45,885	45,885	45,885	—	—	—	—
	$489,625	$16,032,383		$16,345,807		—	$5,413	—	$176,201

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
7. Capital loss carryforwards
As of March 31, 2025, the following Funds had capital loss carryforwards remaining, which have no expiration date, that will be available to offset future taxable capital gains. The capital loss carryforwards were as follows:

Non-Expiring Capital Loss Carryforwards
FTSE Asia ex Japan ETF	$5,604,190
FTSE Australia ETF	1,884,297
FTSE Brazil ETF	141,767,052
FTSE Canada ETF	6,351,758
FTSE China ETF	31,156,910
FTSE Europe ETF	6,852,749
FTSE Eurozone ETF	3,790,877
FTSE Germany ETF	1,554,368
FTSE India ETF	4,044,334
FTSE Japan ETF	69,079,280
FTSE Japan Hedged ETF	2,031,118
FTSE Latin America ETF	4,066,914
FTSE Mexico ETF	4,916,172
FTSE Saudi Arabia ETF	545,202
FTSE South Korea ETF	19,606,129
FTSE Switzerland ETF	3,499,025
FTSE Taiwan ETF	6,428,653
FTSE United Kingdom ETF	22,071,652
8. Concentration of risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a variable interest entity (VIE). In a VIE structure, foreign investors, such as FTSE Asia ex Japan ETF & FTSE China ETF will only own stock in a shell company

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds’ returns and net asset value.
9. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
10. Operating segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Funds within the Funds’ investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Funds’ operating results and allocating resources in accordance with the Funds’ investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Funds’ Schedules of Investments provides details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Templeton ETF Trust 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

Franklin Templeton ETF Trust

Board Approval of Management and
Subadvisory Agreements (unaudited)
Franklin Templeton ETF Trust

Franklin FTSE Asia ex Japan ETF
Franklin FTSE Australia ETF
Franklin FTSE Brazil ETF
Franklin FTSE Canada ETF
Franklin FTSE China ETF
Franklin FTSE Europe ETF
Franklin FTSE Eurozone ETF
Franklin FTSE Germany ETF
Franklin FTSE Hong Kong ETF
Franklin FTSE India ETF
Franklin FTSE Japan ETF
Franklin FTSE Japan Hedged ETF
Franklin FTSE Latin America ETF
Franklin FTSE Mexico ETF
Franklin FTSE Saudi Arabia ETF
Franklin FTSE South Korea ETF
Franklin FTSE Switzerland ETF
Franklin FTSE Taiwan ETF
Franklin FTSE United Kingdom ETF
(each a Fund)
At an in-person meeting held on May 21, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Advisory Services, LLC (FAS) and the Trust, on behalf of each Fund; and (ii) the investment sub-advisory agreement between FAS and Franklin Templeton Institutional, LLC (FTI), an affiliate of FAS, on behalf of each Fund (each a Management Agreement) for an additional one-year period, including with respect to the Franklin FTSE Hong Kong ETF in light of the pending liquidation of the Fund. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAS and FTI are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Franklin Templeton ETF Trust

Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of acquired third-party fund families into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board noted that, in light of the Funds’ use of a “passive” or indexing investment approach, management evaluates each Fund based on its tracking error against a specified benchmark. The Board also noted that management did not provide peer fund performance analyses typically prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as the Funds are pure-index exchange-traded funds as opposed to active or smart beta funds. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution. The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program.
The Board then noted that for the one-year period ended December 31, 2024, each Fund’s tracking error was within the tolerance anticipated for such Fund, except that the tracking error for the Franklin FTSE Asia ex Japan ETF was 47.9 basis points outside the tolerance anticipated for this Fund, the Franklin FTSE India ETF was 216.1 basis points outside the tolerance anticipated for this Fund, the Franklin FTSE Mexico ETF was 3.5 basis points outside the tolerance anticipated for this Fund, the Franklin FTSE Saudi Arabia ETF was 6.0 basis points outside the tolerance anticipated for this Fund and the Franklin FTSE Switzerland ETF was 6.5 basis points outside the tolerance anticipated for this Fund. The Board discussed the tracking error of the Funds with management and management explained that, for each of the Franklin FTSE Asia ex Japan ETF and the Franklin FTSE India ETF, the Fund’s tracking error was outside the tolerance anticipated due, in part, to taxes and fees. Management further explained that, for the Franklin FTSE Mexico ETF, the Fund’s tracking error was outside the tolerance anticipated due, in part, to the Fund’s valuation of a particular stock whose trading was halted during the period. Management further explained that, for the Franklin FTSE Saudi Arabia ETF, the Fund’s tracking error was outside the tolerance anticipated due, in part, to fees. Management further explained that, for the Franklin FTSE Switzerland ETF, the Fund’s tracking error was outside the tolerance anticipated due, in part, to a tax advantage related to foreign dividend withholding taxes and fees. The Board noted that management proposed and the Board approved the liquidation of the Franklin FTSE Hong Kong ETF. The Board concluded that each Fund whose tracking error was within the anticipated tolerance for it was satisfactory and that, each Fund whose tracking error was outside the anticipated tolerance, such Fund’s Management Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.

Franklin Templeton ETF Trust

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group. The Expense Group for each Fund was as follows:
• The Expense Group for the Franklin FTSE Asia ex Japan ETF was comprised of pure index exchange-traded funds, which included the Fund and two other Pacific ex-Japan funds.
• The Expense Group for the Franklin FTSE Australia ETF was comprised of pure index exchange-traded funds, which included the Fund and one other Pacific region fund.
• The Expense Group for the Franklin FTSE Brazil ETF was comprised of pure index exchange-traded funds, which included the Fund and two other Latin American funds.
• The Expense Group for the Franklin FTSE Canada ETF was comprised of pure index exchange-traded funds, which included the Fund and two other international large-cap core funds.
• The Expense Group for the Franklin FTSE China ETF was comprised of pure index exchange-traded funds, which included the Fund and six other China region funds.
• The Expense Group for the Franklin FTSE Europe ETF was comprised of pure index exchange-traded funds, which included the Fund and five other European region funds.
• The Expense Group for the Franklin FTSE Eurozone ETF was comprised of pure index exchange-traded funds, which included the Fund and two other European region funds.
• The Expense Group for the Franklin FTSE Germany ETF was comprised of pure index exchange-traded funds, which included the Fund and three other European region funds.
• The Expense Group for the Franklin FTSE Hong Kong ETF was comprised of pure index exchange-traded funds, which included the Fund and one other China region fund.
• The Expense Group for the Franklin FTSE India ETF was comprised of pure index exchange-traded funds, which included the Fund and five other India region funds.
• The Expense Group for the Franklin FTSE Japan ETF was comprised of pure index exchange-traded funds, which included the Fund and three other Japanese funds.
• The Expense Group for the Franklin FTSE Japan Hedged ETF was comprised of pure index exchange-traded funds, which included the Fund and three other Japanese funds.
• The Expense Group for the Franklin FTSE Latin America ETF was comprised of pure index exchange-traded funds, which included the Fund and one other Latin American fund.
• The Expense Group for the Franklin FTSE Mexico ETF was comprised of pure index exchange-traded funds, which included the Fund and one other Latin American fund.
• The Expense Group for the Franklin FTSE Saudi Arabia ETF was comprised of pure index exchange-traded funds, which included the Fund and one other emerging markets fund.

Franklin Templeton ETF Trust

• The Expense Group for the Franklin FTSE South Korea ETF was comprised of pure index exchange-traded funds, which included the Fund and one other Pacific ex-Japan fund.
• The Expense Group for the Franklin FTSE Switzerland ETF was comprised of pure index exchange-traded funds, which included the Fund and two other European region funds.
• The Expense Group for the Franklin FTSE Taiwan ETF was comprised of pure index exchange-traded funds, which included the Fund and one other China region fund.
• The Expense Group for the Franklin FTSE United Kingdom ETF was comprised of pure index exchange-traded funds, which included the Fund and two other European region funds.
The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups, except that the Management Rate for each of the Franklin FTSE Asia ex Japan ETF and Franklin FTSE Europe ETF was equal to the median of its respective Expense Group. The Board also noted the small size of each Fund’s Expense Group, and that therefore no quintile information was available for each Fund, except that the Franklin FTSE China ETF had seven funds in its Expense Group, the Franklin FTSE India ETF had six funds in its Expense Group and the Franklin FTSE Europe ETF had six funds in its Expense Group for the total expense ratio comparison. The Board further noted each Fund’s unified management fee (Unified Fee). The Board also noted that pursuant to the Unified Fee arrangement FAS reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 fees (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board noted that FTI is paid by FAS out of the Unified Fee FAS receives from each Fund and that the allocation of the fee between FAS and FTI reflects the services provided by each Manager to each Fund. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to FTI are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2024 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers, but over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Franklin Templeton ETF Trust

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of FAS’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for FAS and/or its affiliates for some time. The Board considered the management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board also noted that, as of December 31, 2024, each Fund (except for the Franklin FTSE Canada ETF, Franklin FTSE India ETF, Franklin FTSE Japan ETF, Franklin FTSE United Kingdom ETF and Franklin FTSE Taiwan ETF) had net assets below $250 million (and in most cases much less). The Board also noted management’s representation that, while the Franklin FTSE Canada ETF, Franklin FTSE India ETF, Franklin FTSE Japan ETF, Franklin FTSE United Kingdom ETF and Franklin FTSE Taiwan ETF had net assets that exceeded $250 million as of December 31, 2024, none of the Funds experienced a profit for the fiscal year ended September 30, 2024. The Board recognized that there would not likely be any economies of scale for a Fund until the Fund’s assets grow.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period, including with respect to the Franklin FTSE Hong Kong ETF in light of the pending liquidation of the Fund.

Franklin Templeton ETF Trust

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Franklin Templeton ETF Trust
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisory Services, LLC
Subadviser
Franklin Templeton Institutional, LLC
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Franklin Templeton ETF Trust
Franklin FTSE Asia ex Japan ETF
Franklin FTSE Australia ETF
Franklin FTSE Brazil ETF
Franklin FTSE Canada ETF
Franklin FTSE China ETF
Franklin FTSE Europe ETF
Franklin FTSE Eurozone ETF
Franklin FTSE Germany ETF
Franklin FTSE India ETF
Franklin FTSE Japan ETF
Franklin FTSE Japan Hedged ETF
Franklin FTSE Latin America ETF
Franklin FTSE Mexico ETF
Franklin FTSE Saudi Arabia ETF
Franklin FTSE South Korea ETF
Franklin FTSE Switzerland ETF
Franklin FTSE Taiwan ETF
Franklin FTSE United Kingdom ETF
The Funds are separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
Franklin Templeton ETF Trust
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at (800) DIAL BEN/342-5236.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Templeton ETF Trust. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each  Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

ETF5-SFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

BrandywineGLOBAL — ETFS
Financial Statements and Other Important Information
Semi-Annual | September 30, 2025
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
BrandywineGLOBAL - U.S. Fixed Income ETF

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedules of Investments (unaudited)
September 30, 2025
 BrandywineGLOBAL — Dynamic US Large Cap Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.9%
Communication Services — 13.7%
Diversified Telecommunication Services — 3.9%
AT&T Inc.	76,417	$2,158,016
Verizon Communications Inc.	57,300	2,518,335
Total Diversified Telecommunication Services		4,676,351
Entertainment — 0.5%
Walt Disney Co.	5,306	607,537
Interactive Media & Services — 1.0%
Alphabet Inc., Class A Shares	4,968	1,207,721
Media — 3.9%
Comcast Corp., Class A Shares	140,252	4,406,718
Nexstar Media Group Inc.	1,293	255,678
Total Media		4,662,396
Wireless Telecommunication Services — 4.4%
Millicom International Cellular SA	3,575	173,530
T-Mobile US Inc.	21,063	5,042,061
Total Wireless Telecommunication Services		5,215,591

Total Communication Services		16,369,596
Consumer Discretionary — 14.4%
Automobile Components — 0.3%
Aptiv PLC	4,258	367,125 *
Automobiles — 3.6%
General Motors Co.	70,928	4,324,480
Broadline Retail — 2.9%
Amazon.com Inc.	3,988	875,645 *
Dillard’s Inc., Class A Shares	235	144,403
eBay Inc.	26,985	2,454,286
Total Broadline Retail		3,474,334
Diversified Consumer Services — 0.6%
ADT Inc.	34,632	301,645
H&R Block Inc.	1,924	97,297
Service Corp. International	4,271	355,432
Total Diversified Consumer Services		754,374
Hotels, Restaurants & Leisure — 3.2%
Boyd Gaming Corp.	4,655	402,425
Darden Restaurants Inc.	2,473	470,760
Hyatt Hotels Corp., Class A Shares	2,231	316,646
Las Vegas Sands Corp.	19,965	1,073,917
Light & Wonder Inc.	1,204	101,064 *
MGM Resorts International	23,682	820,818 *
Vail Resorts Inc.	1,097	164,078
Wyndham Hotels & Resorts Inc.	5,981	477,882
Total Hotels, Restaurants & Leisure		3,827,590
Household Durables — 2.5%
DR Horton Inc.	9,201	1,559,294
NVR Inc.	152	1,221,268 *
See Notes to Financial Statements.

1
BrandywineGLOBAL — ETFs 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 BrandywineGLOBAL — Dynamic US Large Cap Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
TopBuild Corp.	401	$156,735 *
Total Household Durables		2,937,297
Leisure Products — 0.2%
Mattel Inc.	11,651	196,086 *
Specialty Retail — 0.9%
Gap Inc.	5,362	114,693
Murphy USA Inc.	1,014	393,696
Williams-Sonoma Inc.	2,769	541,201
Total Specialty Retail		1,049,590
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica Inc.	1,495	266,005 *

Total Consumer Discretionary		17,196,881
Consumer Staples — 10.6%
Beverages — 2.7%
Molson Coors Beverage Co., Class B Shares	2,668	120,727
PepsiCo Inc.	21,739	3,053,025
Total Beverages		3,173,752
Consumer Staples Distribution & Retail — 4.7%
Albertsons Cos. Inc., Class A Shares	11,936	208,999
Kroger Co.	24,755	1,668,735
Sysco Corp.	22,364	1,841,452
Walmart Inc.	18,925	1,950,410
Total Consumer Staples Distribution & Retail		5,669,596
Food Products — 0.6%
Ingredion Inc.	3,287	401,376
Pilgrim’s Pride Corp.	7,174	292,125
Total Food Products		693,501
Household Products — 2.6%
Clorox Co.	1,614	199,006
Kimberly-Clark Corp.	8,854	1,100,907
Procter & Gamble Co.	11,872	1,824,133
Total Household Products		3,124,046

Total Consumer Staples		12,660,895
Energy — 7.1%
Energy Equipment & Services — 0.5%
Schlumberger NV	19,052	654,817
Oil, Gas & Consumable Fuels — 6.6%
Antero Midstream Corp.	25,389	493,562
Chevron Corp.	13,878	2,155,115
EOG Resources Inc.	23,319	2,614,526
Targa Resources Corp.	4,456	746,558
Williams Cos. Inc.	29,039	1,839,621
Total Oil, Gas & Consumable Fuels		7,849,382

Total Energy		8,504,199
Financials — 19.1%
Banks — 6.8%
First Horizon Corp.	8,779	198,493
See Notes to Financial Statements.

2
BrandywineGLOBAL — ETFs 2025 Semi-Annual Report

 BrandywineGLOBAL — Dynamic US Large Cap Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
JPMorgan Chase & Co.	9,932	$3,132,851
M&T Bank Corp.	3,339	659,853
Wells Fargo & Co.	48,910	4,099,637
Total Banks		8,090,834
Capital Markets — 1.7%
Affiliated Managers Group Inc.	2,501	596,313
Northern Trust Corp.	4,063	546,880
SEI Investments Co.	4,462	378,517
T. Rowe Price Group Inc.	4,668	479,123
Total Capital Markets		2,000,833
Consumer Finance — 0.9%
Credit Acceptance Corp.	159	74,242 *
SLM Corp.	6,313	174,744
Synchrony Financial	10,911	775,226
Total Consumer Finance		1,024,212
Financial Services — 4.2%
Berkshire Hathaway Inc., Class B Shares	1,199	602,785 *
Enact Holdings Inc.	2,569	98,496
MGIC Investment Corp.	21,333	605,217
PayPal Holdings Inc.	54,157	3,631,769 *
WEX Inc.	485	76,402 *
Total Financial Services		5,014,669
Insurance — 5.5%
American Financial Group Inc.	2,365	344,628
American International Group Inc.	8,140	639,316
Axis Capital Holdings Ltd.	1,768	169,374
Globe Life Inc.	2,940	420,332
Hartford Insurance Group Inc.	5,357	714,570
MetLife Inc.	29,444	2,425,302
Old Republic International Corp.	20,269	860,824
Primerica Inc.	1,673	464,408
RenaissanceRe Holdings Ltd.	992	251,899
Unum Group	3,864	300,542
Total Insurance		6,591,195

Total Financials		22,721,743
Health Care — 4.5%
Biotechnology — 0.8%
Amgen Inc.	2,644	746,137
Exelixis Inc.	5,720	236,236 *
Total Biotechnology		982,373
Health Care Providers & Services — 0.3%
Tenet Healthcare Corp.	1,867	379,075 *
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	23,177	1,045,283
Johnson & Johnson	11,676	2,164,964
Merck & Co. Inc.	4,233	355,276
See Notes to Financial Statements.

3
BrandywineGLOBAL — ETFs 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 BrandywineGLOBAL — Dynamic US Large Cap Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Royalty Pharma PLC, Class A Shares	12,955	$457,052
Total Pharmaceuticals		4,022,575

Total Health Care		5,384,023
Industrials — 18.9%
Aerospace & Defense — 4.6%
Lockheed Martin Corp.	11,094	5,538,236
Air Freight & Logistics — 0.9%
FedEx Corp.	4,740	1,117,739
Building Products — 1.1%
AO Smith Corp.	4,579	336,145
Carlisle Cos. Inc.	2,822	928,325
Total Building Products		1,264,470
Ground Transportation — 3.3%
CSX Corp.	20,320	721,563
Ryder System Inc.	423	79,795
Union Pacific Corp.	13,498	3,190,522
Total Ground Transportation		3,991,880
Industrial Conglomerates — 3.2%
Honeywell International Inc.	17,928	3,773,844
Machinery — 4.6%
CNH Industrial NV	43,993	477,324
Deere & Co.	10,569	4,832,781
Snap-on Inc.	414	143,464
Total Machinery		5,453,569
Professional Services — 0.9%
Genpact Ltd.	1,884	78,921
Leidos Holdings Inc.	4,325	817,252
Science Applications International Corp.	1,188	118,051
Total Professional Services		1,014,224
Trading Companies & Distributors — 0.3%
Core & Main Inc., Class A Shares	6,269	337,460 *

Total Industrials		22,491,422
Information Technology — 7.0%
Electronic Equipment, Instruments & Components — 2.4%
Flex Ltd.	19,213	1,113,778 *
Jabil Inc.	8,018	1,741,269
Total Electronic Equipment, Instruments & Components		2,855,047
IT Services — 4.6%
Amdocs Ltd.	2,355	193,227
International Business Machines Corp.	18,799	5,304,326
Total IT Services		5,497,553

Total Information Technology		8,352,600
Materials — 3.6%
Chemicals — 2.6%
Air Products & Chemicals Inc.	3,101	845,705
CF Industries Holdings Inc.	11,668	1,046,619
Eastman Chemical Co.	5,280	332,904
See Notes to Financial Statements.

4
BrandywineGLOBAL — ETFs 2025 Semi-Annual Report

 BrandywineGLOBAL — Dynamic US Large Cap Value ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Chemicals — continued
PPG Industries Inc.		8,153	$856,962
Total Chemicals			3,082,190
Construction Materials — 0.7%
Martin Marietta Materials Inc.		1,318	830,709
Containers & Packaging — 0.1%
Avery Dennison Corp.		836	135,574
Metals & Mining — 0.2%
Steel Dynamics Inc.		2,116	295,034

Total Materials			4,343,507
Total Investments before Short-Term Investments (Cost — $106,550,991)			118,024,866
	Rate
Short-Term Investments — 1.0%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $1,187,659)	4.013%	1,187,659	1,187,659 (a)(b)
Total Investments — 99.9% (Cost — $107,738,650)			119,212,525
Other Assets in Excess of Liabilities — 0.1%			71,992
Total Net Assets — 100.0%			$119,284,517

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $1,187,659 and the cost was $1,187,659 (Note 6).

See Notes to Financial Statements.

5
BrandywineGLOBAL — ETFs 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 BrandywineGLOBAL — U.S. Fixed Income ETF

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 68.1%
U.S. Government Obligations — 68.1%
U.S. Treasury Bonds	4.750%	5/15/55	$2,420,000	$2,428,319
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.205%)	4.103%	10/31/26	900,000	899,969 (a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.098%)	3.996%	1/31/27	120,000	119,862 (a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.160%)	4.058%	4/30/27	880,000	879,580 (a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.159%)	4.057%	7/31/27	1,690,000	1,688,813 (a)
U.S. Treasury Notes	3.875%	8/15/34	2,450,000	2,412,963

Total U.S. Government & Agency Obligations (Cost — $8,326,632)				8,429,506
Mortgage-Backed Securities — 19.9%
GNMA — 19.9%
Government National Mortgage Association (GNMA) II (Cost — $2,438,446)	6.000%	10/20/53- 12/20/54	2,414,896	2,466,334

Corporate Bonds & Notes — 7.4%
Communication Services — 0.5%
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	20,000	19,912
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.100%	6/1/29	40,000	41,983

Total Communication Services				61,895
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
Occidental Petroleum Corp., Senior Notes	5.200%	8/1/29	20,000	20,309
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	40,000	42,887

Total Energy				63,196
Financials — 6.1%
Banks — 3.4%
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	150,000	149,599 (a)(b)
Truist Financial Corp., Junior Subordinated Notes (4.950% to 12/1/25 then 5 year Treasury Constant Maturity Rate + 4.605%)	4.950%	10/6/25	100,000	99,732 (a)(b)
US Bancorp, Junior Subordinated Notes (5.300% to 4/15/27 then 3 mo. Term SOFR + 3.176%)	5.300%	4/15/27	50,000	49,917 (a)(b)
Wells Fargo & Co., Junior Subordinated Notes (3.900% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 3.453%)	3.900%	3/15/26	125,000	123,934 (a)(b)
Total Banks				423,182
Capital Markets — 2.6%
Ares Capital Corp., Senior Notes	7.000%	1/15/27	10,000	10,296
Ares Capital Corp., Senior Notes	2.875%	6/15/28	40,000	38,195
Blue Owl Capital Corp., Senior Notes	2.875%	6/11/28	40,000	37,861 (c)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 3.168%)	4.000%	6/1/26	128,000	126,702 (a)(b)
Golub Capital BDC Inc., Senior Notes	2.500%	8/24/26	110,000	108,095 (c)
Total Capital Markets				321,149
See Notes to Financial Statements.

6
BrandywineGLOBAL — ETFs 2025 Semi-Annual Report

 BrandywineGLOBAL — U.S. Fixed Income ETF
Security	Rate	Maturity Date	Face Amount	Value

Consumer Finance — 0.1%
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	$15,000	$14,730 (a)(b)

Total Financials				759,061
Industrials — 0.3%
Aerospace & Defense — 0.3%
Boeing Co., Senior Notes	3.200%	3/1/29	40,000	38,608

Total Corporate Bonds & Notes (Cost — $911,646)				922,760
Total Investments before Short-Term Investments (Cost — $11,676,724)				11,818,600
			Shares
Short-Term Investments — 2.0%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $246,177)	4.013%		246,177	246,177 (d)(e)
Total Investments — 97.4% (Cost — $11,922,901)				12,064,777
Other Assets in Excess of Liabilities — 2.6%				321,613
Total Net Assets — 100.0%				$12,386,390

(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)	Security is a business development company (Note 1).
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $246,177 and the cost was $246,177 (Note 6).

Abbreviation(s) used in this schedule:
BDC	—	Business development company.
SOFR	—	Secured Overnight Financing Rate
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	7	12/25	$817,051	$840,437	$23,386
See Notes to Financial Statements.

7
BrandywineGLOBAL — ETFs 2025 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)
September 30, 2025

	BrandywineGLOBAL — Dynamic US Large Cap Value ETF	BrandywineGLOBAL — U.S. Fixed Income ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $106,550,991 and $11,676,724, respectively)	$118,024,866	$11,818,600
Investments in affiliated securities, at value (Cost — $1,187,659 and $246,177, respectively)	1,187,659	246,177
Cash	47,591	180
Receivable for Fund shares sold	727,082	—
Interest and dividends receivable	64,332	100,677
Deposits with brokers for futures contracts	—	201,326
Receivable from brokers — net variation margin on futures contracts	—	23,386
Total Assets	120,051,530	12,390,346
Liabilities:
Payable for securities purchased	719,026	—
Investment management fee payable	47,987	3,956
Total Liabilities	767,013	3,956
Total Net Assets	$119,284,517	$12,386,390
Net Assets:
Paid-in capital	$114,691,671	$12,500,000
Total distributable earnings (loss)	4,592,846	(113,610)
Total Net Assets	$119,284,517	$12,386,390
Shares Outstanding	8,202,953	500,000
Net Asset Value	$14.54	$24.77
See Notes to Financial Statements.

8
BrandywineGLOBAL— ETFs 2025 Semi-Annual Report

Statements of Operations (unaudited)
For the Six Months Ended September 30, 2025

	BrandywineGLOBAL — Dynamic US Large Cap Value ETF	BrandywineGLOBAL — U.S. Fixed Income ETF
Investment Income:
Dividends	$1,288,807	$5,148
Interest	—	291,811
Total Investment Income	$1,288,807	296,959
Expenses:
Investment management fee (Note 2)	279,000	23,828
Total Expenses	279,000	23,828
Less: Fee waivers and/or expense reimbursements (Note 2)	(611)	(134)
Net Expenses	278,389	23,694
Net Investment Income	1,010,418	273,265
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net Realized Gain (Loss) From:
Investment transactions	1,741,426	(18,617)
Futures contracts	—	95,265
Net Realized Gain From Unaffiliated Investment Transactions	1,741,426	76,648
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	5,375,121	61,945
Futures contracts	—	5,321
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	5,375,121	67,266
Net Gain on Investments and Futures Contracts	7,116,547	143,914
Increase in Net Assets From Operations	$8,126,965	$417,179
See Notes to Financial Statements.

9
BrandywineGLOBAL— ETFs 2025 Semi-Annual Report

Statements of Changes in Net Assets
BrandywineGLOBAL — Dynamic US Large Cap Value ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$1,010,418	$2,343,748
Net realized gain	1,741,426	18,340,586
Change in net unrealized appreciation (depreciation)	5,375,121	(18,731,870)
Increase in Net Assets From Operations	8,126,965	1,952,464
Distributions to Shareholders From (Note 1) :
Total distributable earnings	—	(3,144,713)
Decrease in Net Assets From Distributions to Shareholders	—	(3,144,713)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,500,000 and 5,100,000 shares issued, respectively)	21,141,137	69,588,592
Cost of shares repurchased (1,500,000 and 9,000,000 shares repurchased, respectively)	(20,836,636)	(123,024,621)
Increase (Decrease) in Net Assets From Fund Share Transactions	304,501	(53,436,029)
Increase (Decrease) in Net Assets	8,431,466	(54,628,278)
Net Assets:
Beginning of period	110,853,051	165,481,329
End of period	$119,284,517	$110,853,051
See Notes to Financial Statements.

10
BrandywineGLOBAL — ETFs 2025 Semi-Annual Report

BrandywineGLOBAL — U.S. Fixed Income ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$273,265	$551,811
Net realized gain	76,648	51,684
Change in net unrealized appreciation (depreciation)	67,266	23,501
Increase in Net Assets From Operations	417,179	626,996
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(281,705)	(556,192)
Decrease in Net Assets From Distributions to Shareholders	(281,705)	(556,192)
Increase in Net Assets	135,474	70,804
Net Assets:
Beginning of period	12,250,916	12,180,112
End of period	$12,386,390	$12,250,916
See Notes to Financial Statements.

11
BrandywineGLOBAL — ETFs 2025 Semi-Annual Report

Financial Highlights
BrandywineGLOBAL — Dynamic US Large Cap Value ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1,3]	2022[1,4]	2021[1,4]	2020[1,4]
Net asset value, beginning of period	$13.51	$13.67	$11.49	$11.36	$15.45	$11.49	$11.77
Income (loss) from operations:
Net investment income	0.12	0.25	0.24	0.14	0.17	0.19	0.20
Net realized and unrealized gain (loss)	0.91	(0.03)	2.08	1.49	(1.87)	4.44	0.02
Total income (loss) from operations	1.03	0.22	2.32	1.63	(1.70)	4.63	0.22
Less distributions from:
Net investment income	—	(0.38)	(0.14)	(0.18)	(0.20)	(0.17)	(0.18)
Net realized gains	—	—	—	(1.32)	(2.19)	(0.50)	(0.32)
Total distributions	—	(0.38)	(0.14)	(1.50)	(2.39)	(0.67)	(0.50)
Net asset value, end of period	$14.54	$13.51	$13.67	$11.49	$11.36	$15.45	$11.49
Total return, based on NAV[5]	7.62%	1.62%	20.38%	14.03%[6]	(13.03)%	41.75%	1.66%
Net assets, end of period (millions)	$119	$111	$165	$158	$156	$207	$170
Ratios to average net assets:
Gross expenses	0.49%[7]	0.49%	0.49%	0.65%[7]	0.67%	0.67%	0.71%[8]
Net expenses	0.49 [7,9]	0.49 [9]	0.49	0.61 [7,9]	0.65 [9]	0.65 [9]	0.65 [8,9]
Net investment income	1.77 [7]	1.81	2.05	2.40 [7]	1.24	1.37	1.75
Portfolio turnover rate	50%[10]	67%[10]	100%[10]	52%[10]	124%	83%	141%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	For the period October 1, 2022 through March 31, 2023.
[4]	For the year ended September 30.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]
The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet
commenced operations. The returns shown for periods ending on or prior to October 28, 2022, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

[7]	Annualized.
[8]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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BrandywineGLOBAL — ETFs 2025 Semi-Annual Report

BrandywineGLOBAL — U.S. Fixed Income ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1,3]
Net asset value, beginning of period	$24.50	$24.36	$25.00
Income (loss) from operations:
Net investment income	0.55	1.10	0.74
Net realized and unrealized gain (loss)	0.28	0.15	(0.75)
Total income (loss) from operations	0.83	1.25	(0.01)
Less distributions from:
Net investment income	(0.56)	(1.11)	(0.63)
Total distributions	(0.56)	(1.11)	(0.63)
Net asset value, end of period	$24.77	$24.50	$24.36
Total return, based on NAV[4]	3.46%	5.27%	0.01%
Net assets, end of period (000s)	$12,386	$12,251	$12,180
Ratios to average net assets:
Gross expenses	0.39%[5]	0.39%	0.39%[5]
Net expenses	0.39 [5,6]	0.39 [6]	0.39 [5]
Net investment income	4.47 [5]	4.53	4.51 [5]
Portfolio turnover rate[7]	74%	157%	84%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	For the period July 25, 2023 (inception date) to March 31, 2024.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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BrandywineGLOBAL — ETFs 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Dynamic U.S. Large Cap Value ETF (“Dynamic U.S. Large Cap Value ETF”) and BrandywineGLOBAL — U.S. Fixed Income ETF (“U.S. Fixed Income ETF”) (the “Funds”) are separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.
The Funds follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it

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BrandywineGLOBAL — ETFs 2025 Semi-Annual Report

deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Dynamic US Large Cap Value ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$118,024,866	—	—	$118,024,866
Short-Term Investments†	1,187,659	—	—	1,187,659
Total Investments	$119,212,525	—	—	$119,212,525

†	See Schedules of Investments for additional detailed categorizations.
U.S. Fixed Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$8,429,506	—	$8,429,506
Mortgage-Backed Securities	—	2,466,334	—	2,466,334
Corporate Bonds & Notes	—	922,760	—	922,760
Total Long-Term Investments	—	11,818,600	—	11,818,600
Short-Term Investments†	$246,177	—	—	246,177
Total Investments	$246,177	$11,818,600	—	$12,064,777

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BrandywineGLOBAL — ETFs 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$23,386	—	—	$23,386
Total	$269,563	$11,818,600	—	$12,088,163

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Business development companies. The Funds may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. The Funds may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.
(c) Futures contracts. The Funds use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Funds are required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Funds is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’  records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(f) Distributions to shareholders. Distributions from net investment income of the Funds, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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BrandywineGLOBAL — ETFs 2025 Semi-Annual Report

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
(i) Guarantees and indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is each Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is each Fund’s subadviser. Advisers and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Advisers provides administrative and certain oversight services to the Funds. Advisers delegates to the subadviser the day-to-day portfolio management of the Funds. Each Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to Advisers under the investment management agreement.
Under the investment management agreement and subject to the general supervision of the Funds’ Board, Advisers as to each Fund  provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure.
Each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets as follows:

Annualized Fee Rate
Dynamic U.S. Large Cap Value ETF	0.49%
U.S. Fixed Income ETF	0.39%
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of September 30, 2025, Franklin Resources and its affiliates owned 37% of the U.S. Fixed Income ETF.
3. Investments
During the six months ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) and U.S. Government & Agency Obligations were as follows:

Dynamic US Large Cap Value ETF
Purchases	$67,124,918
Sales	56,600,156

	U.S. Fixed Income ETF
	Investments	U.S. Government & Agency Obligations
Purchases	$6,346,575	$2,330,180
Sales	5,671,566	3,081,112

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BrandywineGLOBAL — ETFs 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
During the six months ended September 30, 2025, in-kind transactions (Note 5) were as follows:

	Contributions	Redemptions	Realized Gain (Loss)
Dynamic US Large Cap Value ETF	$719,026	$10,094,240	$2,274,949 *
U.S. Fixed Income ETF	—	—	—

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At September 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Dynamic US Large Cap Value ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$107,864,304	$14,439,669	$(3,091,448)	$11,348,221

	U.S. Fixed Income ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$12,000,275	$144,052	$(79,550)	$64,502
Futures contracts	—	23,386	—	23,386
4. Derivative instruments and hedging activities
Dynamic US Large Cap Value ETF
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
U.S. Fixed Income ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$23,386

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$95,265

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$5,321

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BrandywineGLOBAL — ETFs 2025 Semi-Annual Report

During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$4,529,705

*	Based on the average of the market values at each month-end during the period.
5. Fund share transactions
At September 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Each Funds’ shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations, where 50,000 shares of each Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of each Fund on the transaction date. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following company was considered an affiliated company for all or some portion of the six months ended September 30, 2025. The following transactions were effected in such company for the six months ended September 30, 2025.

BrandywineGLOBAL — Dynamic US Large Cap Value ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$—	$2,543,279	2,543,279	$1,355,620	1,355,620	—	—	—	$1,187,659

BrandywineGLOBAL — U.S. Fixed Income ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$—	$495,455	495,455	$249,278	249,278	—	—	—	$246,177
7. Capital loss carryforwards
As of March 31, 2025, the Funds had the following non-expiring capital loss carryforwards remaining, which have no expiration date, that will be available to offset future taxable capital gains. The capital loss carryforwards were as follows:

Non-Expiring Capital Loss Carryforwards
Dynamic US Large Cap Value ETF	$11,852,940
U.S. Fixed Income ETF	320,430
8. Operating segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Funds within the Funds’ investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Funds’ operating results and allocating resources in accordance with the Funds’ investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Funds’ Schedules of Investments provides details of the Funds’ investments that generate returns such as interest, dividends,

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BrandywineGLOBAL — ETFs 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

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BrandywineGLOBAL — ETFs 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

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BrandywineGLOBAL — ETFs

Board Approval of Management and
Subadvisory Agreements (unaudited)
Franklin Templeton ETF Trust
BrandywineGLOBAL – Dynamic US Large Cap Value ETF
BrandywineGLOBAL – U.S. Fixed Income ETF
(each a Fund)
At an in-person meeting held on May 21, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each Fund; and (ii) the investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BrandywineGlobal), on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. FAV and BrandywineGlobal are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of acquired third-party fund families into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological

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BrandywineGLOBAL — ETFs

innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31, 2024. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution.  The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of each Fund’s performance results is below.
BrandywineGLOBAL – Dynamic US Large Cap Value ETF - The Performance Universe for the Fund included the Fund and all retail and institutional multi-cap value funds and exchange-traded funds. The Fund adopted the performance of the BrandywineGLOBAL—Dynamic US Large Cap Value Fund (predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund that was effective after the market close on October 28, 2022 (Reorganization). Prior to the Reorganization, the Fund had not yet commenced operations. The Fund’s returns for periods ending on or prior to October 28, 2022 are those of the predecessor mutual fund. The Board reviewed and considered the performance results of the Fund over various periods ended December 31, 2024, noting the Reorganization. The Board further noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that the Fund’s underperformance relative to the Fund’s Performance Universe and its benchmark, the Russell 1000 Value Index, is due to the Fund’s consistent approach to a more ‘pure’ value strategy than Performance Universe peers that have a tilt toward growth, which has performed well in the last few years. Management also explained that the Fund’s relative weighting to certain sectors, such as the energy sector and financials sector, also contributed to the Fund’s underperformance. Management discussed with the Board management’s conviction in the Fund’s investment strategies, noting that it did not anticipate making changes to the Fund’s investment process at this time and that it had been outperforming the benchmark in the first quarter of 2025. The Board further noted the Fund’s annualized total return for the one-, three-, five- and ten-year periods were 12.59%, 4.66%, 9.73% and 9.09%, respectively. The Board concluded that the Fund’s Management Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
BrandywineGLOBAL – U.S. Fixed Income ETF - The Performance Universe for the Fund included the Fund and all retail and institutional BBB-rated corporate debt funds and exchange-traded funds. The Fund commenced operations on July 25, 2023, and thus had been in operation for less than three years as of the period ended December 31, 2024. The Board further noted that the Fund’s annualized total return for the one-year period was below the median of its Performance Universe. The Board also noted the Fund’s short operating history. The Board concluded that the Fund’s Management Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels

23
BrandywineGLOBAL — ETFs

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
BrandywineGLOBAL – Dynamic US Large Cap Value ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and 10 other multi-cap value funds. The Board noted that the Management Rate for the Fund was below the median of its Expense Group. The Board also noted that the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board further noted that the Fund has a unified management fee (Unified Fee).  The Board also noted that pursuant to the Unified Fee arrangement FAV reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 fees (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (Unified Fee Arrangement). The Board also noted that BrandywineGlobal is paid by FAV out of the Unified Fee FAV receives from the Fund and that the allocation of the fee between FAV and BrandywineGlobal reflected the services provided by each Manager to the Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to BrandywineGlobal are reasonable.
BrandywineGLOBAL – U.S. Fixed Income ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and three other BBB-rated corporate debt funds.  The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board further noted that the Fund has a Unified Fee and discussed the terms of the Unified Fee Arrangement. The Board further noted that BrandywineGlobal is paid by FAV out of the Unified Fee FAV receives from the Fund and that the allocation of the fee between FAV and BrandywineGlobal reflected the services provided by each Manager to the Fund. The Board also noted the small size of the Fund’s Expense Group and that therefore no quintile information was available for the Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to BrandywineGlobal are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2024 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers, but over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

24
BrandywineGLOBAL — ETFs

Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of FAV’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for FAV and/or its affiliates for some time. The Board also considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that as of December 31, 2024, neither of the Funds had an asset size that would likely enable them to achieve economies of scale. The Board also noted management’s representation that for the fiscal year ended September 30, 2024, neither Fund experienced a profit. The Board recognized that there would not likely be any economies of scale for a Fund until its assets grow.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

25
BrandywineGLOBAL — ETFs

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Franklin Templeton ETF Trust
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisers, Inc.
Subadviser
Brandywine Global Investment Management, LLC
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Franklin Templeton ETF Trust
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
BrandywineGLOBAL — U.S. Fixed Income ETF
The Funds are a separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
Franklin Templeton ETF Trust
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at (800) DIAL BEN/342-5236.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Templeton ETF Trust. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each  Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

BWETF-SFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

ClearBridge
Sustainable Infrastructure ETF
Financial Statements and Other Important Information
Semi-Annual  | September 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
September 30, 2025
 ClearBridge Sustainable Infrastructure ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 95.8%
Communication Services — 4.5%
Diversified Telecommunication Services — 4.5%
Cellnex Telecom SA	13,668	$473,606 (a)

Industrials — 26.3%
Construction & Engineering — 9.2%
Ferrovial SE	9,963	571,044
Vinci SA	2,965	410,923
Total Construction & Engineering		981,967
Ground Transportation — 4.5%
Canadian National Railway Co.	1,576	148,652
CSX Corp.	9,260	328,823
Total Ground Transportation		477,475
Transportation Infrastructure — 12.6%
Atlas Arteria Ltd.	48,313	157,215
Enav SpA	92,068	467,554 (a)
Getlink SE	27,324	502,775
Transurban Group	23,072	211,015
Total Transportation Infrastructure		1,338,559

Total Industrials		2,798,001
Real Estate — 3.1%
Specialized REITs — 3.1%
Crown Castle Inc.	3,473	335,110

Utilities — 61.9%
Electric Utilities — 39.4%
EDP SA	75,605	358,630
Enel SpA	54,538	516,887
Entergy Corp.	3,796	353,749
Equatorial Energia SA	47,907	332,391
Exelon Corp.	8,438	379,794
Hydro One Ltd.	6,039	215,493 (a)
Iberdrola SA	16,009	302,944
NextEra Energy Inc.	6,077	458,753
Redeia Corp. SA	27,190	525,229
SSE PLC	16,891	396,009
Terna - Rete Elettrica Nazionale	34,266	347,788
Total Electric Utilities		4,187,667
Independent Power and Renewable Electricity Producers — 2.8%
Clearway Energy Inc., Class C Shares	10,588	299,111
Multi-Utilities — 5.6%
E.ON SE	21,009	395,339
See Notes to Financial Statements.
ClearBridge Sustainable Infrastructure ETF 2025 Semi-Annual Report

1

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 ClearBridge Sustainable Infrastructure ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — continued
Public Service Enterprise Group Inc.		2,319	$193,544
Total Multi-Utilities			588,883
Water Utilities — 14.1%
American Water Works Co. Inc.		1,987	276,570
Pennon Group PLC		62,954	396,300
Severn Trent PLC		15,936	555,225
United Utilities Group PLC		17,646	272,362
Total Water Utilities			1,500,457

Total Utilities			6,576,118
Total Common Stocks (Cost — $8,977,190)			10,182,835
	Rate
Preferred Stocks — 1.7%
Utilities — 1.7%
Electric Utilities — 1.7%
Cia Paranaense de Energia - Copel, Class B Shares (Cost — $141,932)	3.403%	76,750	185,622 (b)
Total Investments before Short-Term Investments (Cost — $9,119,122)			10,368,457

Short-Term Investments — 2.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $253,887)	3.958%	253,887	253,887 (c)
Total Investments — 99.9% (Cost — $9,373,009)			10,622,344
Other Assets in Excess of Liabilities — 0.1%			6,622
Total Net Assets — 100.0%			$10,628,966

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of September 30, 2025.
(c)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

2
ClearBridge Sustainable Infrastructure ETF 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
September 30, 2025

Assets:
Investments, at value (Cost — $9,373,009)	$10,622,344
Foreign currency, at value (Cost — $2,197)	2,197
Dividends receivable	9,549
Total Assets	10,634,090
Liabilities:
Investment management fee payable	5,124
Total Liabilities	5,124
Total Net Assets	$10,628,966
Net Assets:
Paid-in capital	$9,644,012
Total distributable earnings (loss)	984,954
Total Net Assets	$10,628,966
Shares Outstanding	400,000
Net Asset Value	$26.57
See Notes to Financial Statements.
ClearBridge Sustainable Infrastructure ETF 2025 Semi-Annual Report

3

Statement of Operations (unaudited)
For the Six Months Ended September 30, 2025

Investment Income:
Dividends	$309,036
Less: Foreign taxes withheld	(28,577)
Total Investment Income	280,459
Expenses:
Investment management fee (Note 2)	33,606
Total Expenses	33,606
Less: Fee waivers and/or expense reimbursements (Note 2)	(201)
Net Expenses	33,405
Net Investment Income	247,054
Realized and Unrealized Gain on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	16,430
Foreign currency transactions	1,029
Net Realized Gain	17,459
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	883,317
Foreign currencies	229
Change in Net Unrealized Appreciation (Depreciation)	883,546
Net Gain on Investments and Foreign Currency Transactions	901,005
Increase in Net Assets From Operations	$1,148,059
See Notes to Financial Statements.

4
ClearBridge Sustainable Infrastructure ETF 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$247,054	$224,445
Net realized gain (loss)	17,459	(329,882)
Change in net unrealized appreciation (depreciation)	883,546	346,393
Increase in Net Assets From Operations	1,148,059	240,956
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(96,256)	(204,207)
Decrease in Net Assets From Distributions to Shareholders	(96,256)	(204,207)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (50,000 and 50,000 shares issued, respectively)	1,261,474	1,256,793
Cost of shares repurchased (50,000 and 0 shares repurchased, respectively)	(1,281,381)	—
Increase (Decrease) in Net Assets From Fund Share Transactions	(19,907)	1,256,793
Increase in Net Assets	1,031,896	1,293,542
Net Assets:
Beginning of period	9,597,070	8,303,528
End of period	$10,628,966	$9,597,070
See Notes to Financial Statements.
ClearBridge Sustainable Infrastructure ETF 2025 Semi-Annual Report

5

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1,3]
Net asset value, beginning of period	$23.99	$23.72	$25.22	$25.00
Income (loss) from operations:
Net investment income	0.57	0.60	0.69	0.13
Net realized and unrealized gain (loss)	2.22	0.20	(1.43)	0.09
Total income (loss) from operations	2.79	0.80	(0.74)	0.22
Less distributions from:
Net investment income	(0.21)	(0.53)	(0.76)	—
Total distributions	(0.21)	(0.53)	(0.76)	—
Net asset value, end of period	$26.57	$23.99	$23.72	$25.22
Total return, based on NAV[4]	11.66%	3.47%	(3.03)%	0.88%
Net assets, end of period (000s)	$10,629	$9,597	$8,304	$2,522
Ratios to average net assets:
Gross expenses	0.59%[5]	0.59%	0.59%	0.59%[5]
Net expenses	0.59 [5,6]	0.59 [6]	0.59	0.59 [5]
Net investment income	4.34 [5]	2.52	2.89	1.82 [5]
Portfolio turnover rate[7]	9%	25%	37%	6%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	For the period December 14, 2022 through March 31, 2023.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

6
ClearBridge Sustainable Infrastructure ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
ClearBridge Sustainable Infrastructure ETF (the “Fund”) is a separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks total return, consisting of capital appreciation and income.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services,
ClearBridge Sustainable Infrastructure ETF 2025 Semi-Annual Report

7

Notes to Financial Statements (unaudited) (cont’d)
which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

8
ClearBridge Sustainable Infrastructure ETF 2025 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$10,182,835	—	—	$10,182,835
Preferred Stocks	185,622	—	—	185,622
Total Long-Term Investments	10,368,457	—	—	10,368,457
Short-Term Investments†	253,887	—	—	253,887
Total Investments	$10,622,344	—	—	$10,622,344

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated
ClearBridge Sustainable Infrastructure ETF 2025 Semi-Annual Report

9

Notes to Financial Statements (unaudited) (cont’d)
into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest

10
ClearBridge Sustainable Infrastructure ETF 2025 Semi-Annual Report

income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(f) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a semi-annual basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
(i) Guarantees and indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements
ClearBridge Sustainable Infrastructure ETF 2025 Semi-Annual Report

11

Notes to Financial Statements (unaudited) (cont’d)
is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. ClearBridge Investments (North America) Pty Limited, LLC (“ClearBridge”) is the Fund’s subadviser. Franklin Templeton Services, LLC (“Franklin Templeton Services”) is the Fund’s Administrative manager. Advisers, ClearBridge and Franklin Templeton Services are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under an agreement with Advisers, Franklin Templeton Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
Under a subadvisory agreement, ClearBridge provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets and is not an additional expense of the Fund.
The Fund pays Advisers a unified management fee for managing the Fund’s assets, as approved by the Board. Pursuant to the investment management agreement with the Trust on behalf of the Funds, Advisers reimburses the Fund for all acquired fund fees and expenses (such as those associated with the Fund’s investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The Fund pays gross effective investment management fees 0.59% per year on the average daily net assets of the Fund.
Advisers pays ClearBridge a fee monthly, at an annual rate equal to 96% of the management fee paid by the Fund to Advisers, net of (i) all fees and expenses incurred by Advisers under the investment management agreement and (ii) expense waivers, if any, and reimbursements.
The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the six months ended September 30, 2025, fees waived and/or expenses reimbursed amounted to $201, all of which was an affiliated money market fund waiver.

12
ClearBridge Sustainable Infrastructure ETF 2025 Semi-Annual Report

Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$2,328,736
Sales	1,048,311
During the six months ended September 30, 2025, in-kind transactions (Note 5) were as follows:

Contributions	—
Redemptions	$1,189,375
Realized gain (loss)*	187,420

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At September 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$9,384,514	$1,379,989	$(142,159)	$1,237,830
4. Derivative instruments and hedging activities
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
ClearBridge Sustainable Infrastructure ETF 2025 Semi-Annual Report

13

Notes to Financial Statements (unaudited) (cont’d)
5. Fund share transactions
At September 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Capital loss carryforward
As of March 31, 2025, the Fund had capital loss carryforwards remaining, which have no expiration date, of $433,966, that will be available to offset future taxable capital gains.
7. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
8. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

14
ClearBridge Sustainable Infrastructure ETF 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
ClearBridge Sustainable Infrastructure ETF

15

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting held on May 21, 2025 (Meeting), the Board of Trustees (Board) of the Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Advisers, Inc. (FAI) and the Trust, on behalf of the Fund; and (ii) the investment sub-advisory agreement between FAI and ClearBridge Investments (North America) Pty Limited (Sub-Adviser), an affiliate of FAI, on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. FAI and the Sub-Adviser are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications,

16
ClearBridge Sustainable Infrastructure ETF

background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of acquired third-party fund families into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund for the one-year period ended December 31, 2024. The Board considered the performance returns for the Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the
ClearBridge Sustainable Infrastructure ETF

17

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
use of innovative data and technology and investments in marketing and distribution. The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional industrials funds and exchange-traded funds. The Fund commenced operations on December 14, 2022, and thus has been in operation for less than three years. The Board noted that the Fund’s annualized total return for the one-year period was below the median and in the fifth quintile (worst) of its Performance Universe. The Board also noted the Fund’s short operating history. The Board concluded that the Fund’s Management Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio, noting that the Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
The Expense Group for the Fund was comprised of exchange-traded funds, which included the Fund, three other industrials funds, five global infrastructure funds, and one specialty and miscellaneous fund. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board further noted that the Fund has a unified management fee (Unified Fee). The Board also noted that pursuant to the Unified Fee arrangement FAI reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 fees (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers

18
ClearBridge Sustainable Infrastructure ETF

with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board discussed the above median Management Rate and actual total expense ratio with management and management explained that many of the Fund’s Expense Group peers are passively managed whereas the Fund is actively managed and that passively managed funds have historically been priced lower than actively managed funds. Management further explained that each peer fund that had a Management Rate below the median of the Expense Group was a passively managed fund. The Board also noted that the Sub-Adviser is paid by FAI out of the Unified Fee FAI receives from the Fund and that the allocation of the fee between FAI and the Sub-Adviser reflected the services provided by each Manager to the Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Sub-Adviser are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2024 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager, but over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased
ClearBridge Sustainable Infrastructure ETF

19

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that the Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of FAI’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the Fund will generate significant, if any, profit for FAI and/or its affiliates for some time. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board also noted that as of December 31, 2024, the Fund did not have an asset size that would likely enable it to achieve economies of scale. The Board also noted management’s representation that for the fiscal year ended September 30, 2024, the Fund did not experience a profit. The Board recognized that there would not likely be any economies of scale for the Fund until its assets grow.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

20
ClearBridge Sustainable Infrastructure ETF

ClearBridge
Sustainable Infrastructure ETF
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisers, Inc.
Subadviser
ClearBridge Investments (North America) Pty Limited
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
ClearBridge Sustainable Infrastructure ETF
The Fund is a separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
ClearBridge Sustainable Infrastructure ETF
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at (800) DIAL BEN/342-5236.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Sustainable Infrastructure ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the  Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

35640-SFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

Western Asset
Bond ETF
Financial Statements and Other Important Information
Semi-Annual  | September 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
September 30, 2025
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 36.1%
Communication Services — 3.9%
Diversified Telecommunication Services — 1.1%
AT&T Inc., Senior Notes	4.300%	2/15/30	$10,000	$10,024
AT&T Inc., Senior Notes	2.550%	12/1/33	20,000	17,038
AT&T Inc., Senior Notes	5.375%	8/15/35	30,000	30,910
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	10,072
AT&T Inc., Senior Notes	3.500%	9/15/53	10,000	6,922
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	40,000	35,089
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	50,000	49,205
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	20,000	18,209
Total Diversified Telecommunication Services				177,469
Entertainment — 0.0%††
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	4,000	3,948
Interactive Media & Services — 0.2%
Alphabet Inc., Senior Notes	1.100%	8/15/30	10,000	8,762
Alphabet Inc., Senior Notes	1.900%	8/15/40	20,000	13,677
Alphabet Inc., Senior Notes	5.250%	5/15/55	10,000	10,029
Total Interactive Media & Services				32,468
Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	90,000	80,072 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	10,000	10,661
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	8,648
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	10,000	8,274
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	10,000	8,386
Comcast Corp., Senior Notes	4.150%	10/15/28	20,000	20,063
Comcast Corp., Senior Notes	4.250%	10/15/30	20,000	20,042
Comcast Corp., Senior Notes	5.300%	6/1/34	20,000	20,756
Comcast Corp., Senior Notes	3.900%	3/1/38	20,000	17,616
Comcast Corp., Senior Notes	3.999%	11/1/49	10,000	7,718
Comcast Corp., Senior Notes	3.450%	2/1/50	10,000	6,997
Comcast Corp., Senior Notes	5.350%	5/15/53	20,000	18,767
See Notes to Financial Statements.
Western Asset Bond ETF 2025 Semi-Annual Report

1

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	$30,000	$28,785 (a)
Fox Corp., Senior Notes	5.476%	1/25/39	10,000	10,043
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	40,000	41,627
Total Media				308,455
Wireless Telecommunication Services — 0.7%
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	10,000	10,148
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	20,000	19,423
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	70,000	68,662
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	20,000	20,466
Total Wireless Telecommunication Services				118,699

Total Communication Services				641,039
Consumer Discretionary — 3.0%
Automobiles — 0.3%
Ford Motor Co., Senior Notes	3.250%	2/12/32	10,000	8,752
General Motors Co., Senior Notes	6.250%	10/2/43	10,000	10,175
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	30,000	26,025 (a)
Total Automobiles				44,952
Broadline Retail — 1.4%
Amazon.com Inc., Senior Notes	3.600%	4/13/32	30,000	29,014
Amazon.com Inc., Senior Notes	4.950%	12/5/44	20,000	19,802
Amazon.com Inc., Senior Notes	3.100%	5/12/51	10,000	6,964
Prosus NV, Senior Notes	3.061%	7/13/31	200,000	181,662 (b)
Total Broadline Retail				237,442
Hotels, Restaurants & Leisure — 0.8%
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	10,000	10,292 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	20,000	20,513 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	10,000	10,226
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	10,000	10,420
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	9,941
McDonald’s Corp., Senior Notes	3.600%	7/1/30	10,000	9,769
McDonald’s Corp., Senior Notes	4.200%	4/1/50	10,000	8,229
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	10,000	10,653 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	30,000	30,612 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	10,000	10,020 (a)(c)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	10,000	9,980 (a)
Total Hotels, Restaurants & Leisure				140,655
See Notes to Financial Statements.

2
Western Asset Bond ETF 2025 Semi-Annual Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Household Durables — 0.1%
Lennar Corp., Senior Notes	4.750%	11/29/27	$10,000	$10,097
Specialty Retail — 0.3%
Home Depot Inc., Senior Notes	2.500%	4/15/27	10,000	9,807
Home Depot Inc., Senior Notes	2.700%	4/15/30	10,000	9,422
Home Depot Inc., Senior Notes	3.900%	6/15/47	20,000	16,162
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	10,000	10,135
Total Specialty Retail				45,526
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	2.750%	3/27/27	10,000	9,848
NIKE Inc., Senior Notes	2.850%	3/27/30	10,000	9,501
Total Textiles, Apparel & Luxury Goods				19,349

Total Consumer Discretionary				498,021
Consumer Staples — 1.7%
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	35,000	32,814
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	10,000	9,740
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	10,000	10,033
Total Beverages				52,587
Consumer Staples Distribution & Retail — 0.3%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	20,000	19,219
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	9,020
Walmart Inc., Senior Notes	1.500%	9/22/28	20,000	18,744
Walmart Inc., Senior Notes	1.800%	9/22/31	10,000	8,828
Total Consumer Staples Distribution & Retail				55,811
Food Products — 0.3%
JBS USA Holding Lux Sarl/JBS USA Food Co./ JBS Lux Co. Sarl, Senior Notes	6.500%	12/1/52	10,000	10,563
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	20,000	18,491
Mars Inc., Senior Notes	5.000%	3/1/32	20,000	20,470 (a)
Total Food Products				49,524
Household Products — 0.1%
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	10,000	9,601
Tobacco — 0.7%
Altria Group Inc., Senior Notes	6.875%	11/1/33	30,000	33,919
Altria Group Inc., Senior Notes	5.800%	2/14/39	20,000	20,751
Altria Group Inc., Senior Notes	3.875%	9/16/46	10,000	7,677
BAT Capital Corp., Senior Notes	3.557%	8/15/27	10,000	9,900
See Notes to Financial Statements.
Western Asset Bond ETF 2025 Semi-Annual Report

3

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — continued
BAT Capital Corp., Senior Notes	4.540%	8/15/47	$30,000	$25,173
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	20,000	18,235
Total Tobacco				115,655

Total Consumer Staples				283,178
Energy — 7.9%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	10,000	9,856
Oil, Gas & Consumable Fuels — 7.8%
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	10,000	9,951
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	10,000	8,913
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	20,000	12,579
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	10,000	9,138 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	10,000	8,688 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	20,000	19,943
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	20,000	18,228
Chevron Corp., Senior Notes	1.995%	5/11/27	10,000	9,724
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	6,946
Chord Energy Corp., Senior Notes	6.000%	10/1/30	10,000	9,937 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	10,000	9,753 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	20,000	19,878
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	20,000	19,966
Ecopetrol SA, Senior Notes	8.875%	1/13/33	130,000	140,999
Energy Transfer LP, Senior Notes	3.750%	5/15/30	20,000	19,426
Energy Transfer LP, Senior Notes	5.550%	5/15/34	20,000	20,529
Energy Transfer LP, Senior Notes	6.250%	4/15/49	20,000	20,200
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,000	10,029
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	20,000	18,905
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	10,000	10,091
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	11,367
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	10,000	7,465
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	10,000	9,945 (d)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	10,000	10,059
See Notes to Financial Statements.

4
Western Asset Bond ETF 2025 Semi-Annual Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
EQT Corp., Senior Notes	3.900%	10/1/27	$15,000	$14,907
EQT Corp., Senior Notes	5.000%	1/15/29	10,000	10,145
Expand Energy Corp., Senior Notes	5.375%	3/15/30	20,000	20,339
Expand Energy Corp., Senior Notes	4.750%	2/1/32	20,000	19,664
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	10,000	9,772
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	10,000	10,377 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	20,000	20,503 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	200,000	180,668 (b)
MPLX LP, Senior Notes	4.800%	2/15/29	20,000	20,294
MPLX LP, Senior Notes	4.500%	4/15/38	10,000	9,050
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	20,000	19,792
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	30,000	32,165
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	10,000	11,238
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	10,000	10,635
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	10,000	7,380
ONEOK Inc., Senior Notes	5.800%	11/1/30	20,000	21,083
Petrobras Global Finance BV, Senior Notes	6.500%	7/3/33	120,000	124,599
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	10,000	9,910
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	10,000	8,996
Range Resources Corp., Senior Notes	4.750%	2/15/30	20,000	19,578 (a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	10,000	9,958 (a)
Shell Finance US Inc., Senior Notes	2.750%	4/6/30	10,000	9,448
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	10,000	8,745
Shell Finance US Inc., Senior Notes	4.000%	5/10/46	10,000	8,239
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	20,000	14,213
Shell International Finance BV, Senior Notes	6.375%	12/15/38	10,000	11,320
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	10,000	11,632
Targa Resources Corp., Senior Notes	4.950%	4/15/52	10,000	8,569
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	10,000	10,012
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	10,000	10,187
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	10,000	10,032
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	20,000	18,738 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	50,000	45,087 (a)
See Notes to Financial Statements.
Western Asset Bond ETF 2025 Semi-Annual Report

5

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	$10,000	$10,628 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	10,000	10,173
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	40,000	39,057
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	20,000	19,123
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	10,000	10,157
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	10,000	10,126
Total Oil, Gas & Consumable Fuels				1,299,198

Total Energy				1,309,054
Financials — 9.1%
Banks — 6.0%
Bank of America Corp., Senior Notes	5.000%	1/21/44	10,000	9,785
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	70,000	69,670 (d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	40,000	32,576 (d)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	80,000	80,012 (d)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	10,000	9,682 (d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	30,000	29,643 (d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	80,000	79,885 (d)
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	30,000	30,055
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	30,000	30,130
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	10,000	8,892
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	200,000	199,129 (d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	50,000	44,860 (d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	20,000	15,727 (d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	10,000	6,920 (d)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	50,000	49,347 (d)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	10,000	10,332 (d)
See Notes to Financial Statements.

6
Western Asset Bond ETF 2025 Semi-Annual Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	$20,000	$20,748 (d)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	10,000	10,364 (d)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	10,000	9,709
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	10,000	10,424
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	10,000	9,997
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	20,000	20,235 (d)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	10,000	10,409 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	10,000	10,659 (d)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	30,000	29,169 (d)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	10,000	9,311 (d)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. Term SOFR + 1.572%)	3.584%	5/22/28	50,000	49,558 (d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	20,000	20,116 (d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	70,000	65,414 (d)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	20,000	17,761
Total Banks				1,000,519
Capital Markets — 1.7%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	20,000	20,300
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	10,000	10,898 (d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	20,000	21,323 (a)
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	20,000	18,738
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	18,284
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	30,000	29,814 (d)
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	20,000	18,150 (d)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	20,000	19,858 (d)
See Notes to Financial Statements.
Western Asset Bond ETF 2025 Semi-Annual Report

7

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	$10,000	$9,994
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	10,000	11,209
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	20,000	18,885
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	10,000	10,073
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	30,000	26,772 (d)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	40,000	41,288 (d)
Total Capital Markets				275,586
Consumer Finance — 0.4%
American Express Co., Senior Notes	4.050%	5/3/29	10,000	10,021
American Express Co., Senior Notes (4.731% to 4/25/28 then SOFR + 1.260%)	4.731%	4/25/29	20,000	20,323 (d)
American Express Co., Senior Notes (5.016% to 4/25/30 then SOFR + 1.440%)	5.016%	4/25/31	40,000	41,140 (d)
Total Consumer Finance				71,484
Financial Services — 0.8%
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	10,000	8,580
Block Inc., Senior Notes	6.000%	8/15/33	10,000	10,247 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	80,000	83,974 (a)
Visa Inc., Senior Notes	2.050%	4/15/30	20,000	18,403
Visa Inc., Senior Notes	4.300%	12/14/45	10,000	8,836
Total Financial Services				130,040
Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	20,000	20,843
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	10,000	10,535
Total Insurance				31,378

Total Financials				1,509,007
Health Care — 2.8%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	4.800%	3/15/29	10,000	10,229
AbbVie Inc., Senior Notes	3.200%	11/21/29	20,000	19,301
AbbVie Inc., Senior Notes	4.950%	3/15/31	10,000	10,339
AbbVie Inc., Senior Notes	5.050%	3/15/34	10,000	10,294
AbbVie Inc., Senior Notes	4.250%	11/21/49	10,000	8,431
Amgen Inc., Senior Notes	4.663%	6/15/51	10,000	8,741
See Notes to Financial Statements.

8
Western Asset Bond ETF 2025 Semi-Annual Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Biotechnology — continued
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	$10,000	$9,196
Total Biotechnology				76,531
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	10,000	10,096
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	70,000	71,866 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	4,000	4,129
Solventum Corp., Senior Notes	5.450%	3/13/31	10,000	10,432
Solventum Corp., Senior Notes	5.900%	4/30/54	20,000	20,560
Total Health Care Equipment & Supplies				117,083
Health Care Providers & Services — 1.0%
Cigna Group, Senior Notes	4.375%	10/15/28	10,000	10,054
Cigna Group, Senior Notes	4.800%	8/15/38	10,000	9,547
CVS Health Corp., Senior Notes	4.300%	3/25/28	10,000	10,008
CVS Health Corp., Senior Notes	2.125%	9/15/31	20,000	17,365
CVS Health Corp., Senior Notes	5.050%	3/25/48	20,000	17,811
Elevance Health Inc., Senior Notes	3.650%	12/1/27	10,000	9,931
HCA Inc., Senior Notes	5.875%	2/1/29	10,000	10,414
HCA Inc., Senior Notes	3.500%	9/1/30	10,000	9,555
HCA Inc., Senior Notes	5.500%	6/15/47	10,000	9,545
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	10,000	9,970
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	20,000	19,721
UnitedHealth Group Inc., Senior Notes	5.000%	4/15/34	10,000	10,163
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	20,000	14,700
Total Health Care Providers & Services				158,784
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	10,000	10,402
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	10,000	10,374
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	10,000	10,115
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	10,000	9,465
Johnson & Johnson, Senior Notes	3.625%	3/3/37	20,000	18,174
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	20,000	17,727
Pfizer Inc., Senior Notes	1.700%	5/28/30	20,000	17,945
Pfizer Inc., Senior Notes	7.200%	3/15/39	10,000	12,015
Total Pharmaceuticals				106,217

Total Health Care				458,615
Industrials — 3.3%
Aerospace & Defense — 1.1%
Boeing Co., Senior Notes	2.700%	2/1/27	20,000	19,600
See Notes to Financial Statements.
Western Asset Bond ETF 2025 Semi-Annual Report

9

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
Boeing Co., Senior Notes	5.150%	5/1/30	$10,000	$10,265
Boeing Co., Senior Notes	3.250%	2/1/35	10,000	8,683
Bombardier Inc., Senior Notes	6.750%	6/15/33	10,000	10,448 (a)
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	9,150
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	10,000	9,995
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	10,000	9,793
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	30,000	24,405
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	20,000	19,673
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	10,000	9,640
RTX Corp., Senior Notes	2.250%	7/1/30	20,000	18,326
RTX Corp., Senior Notes	6.000%	3/15/31	10,000	10,800
RTX Corp., Senior Notes	4.500%	6/1/42	20,000	18,096
Total Aerospace & Defense				178,874
Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	20,000	20,732 (a)
Commercial Services & Supplies — 0.3%
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	10,000	9,773 (a)
GFL Environmental Inc., Senior Notes	6.750%	1/15/31	30,000	31,430 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	10,000	10,216
Total Commercial Services & Supplies				51,419
Electrical Equipment — 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	10,000	8,846
Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	10,000	6,422
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	20,000	13,560
Union Pacific Corp., Senior Notes	2.891%	4/6/36	20,000	16,851
Union Pacific Corp., Senior Notes	3.839%	3/20/60	20,000	14,839
Union Pacific Corp., Senior Notes	3.750%	2/5/70	20,000	13,938
Total Ground Transportation				65,610
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	10,000	10,171
Machinery — 0.1%
Deere & Co., Senior Notes	3.750%	4/15/50	20,000	15,828
Passenger Airlines — 0.9%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	60,000	62,628 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	40,000	40,194
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	2,223	2,220 (a)
See Notes to Financial Statements.

10
Western Asset Bond ETF 2025 Semi-Annual Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Passenger Airlines — continued
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	11.000%	3/12/30	$25,586	$10,890 *(a)(e)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	30,000	29,563 (a)
Total Passenger Airlines				145,495
Trading Companies & Distributors — 0.3%
Air Lease Corp., Senior Notes	5.300%	2/1/28	10,000	10,184
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	10,000	10,379 (a)
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	10,000	9,468
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	20,000	20,821 (a)
Total Trading Companies & Distributors				50,852

Total Industrials				547,827
Information Technology — 1.4%
Electronic Equipment, Instruments & Components — 0.1%
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	10,000	10,697 (a)
IT Services — 0.0%††
Mastercard Inc., Senior Notes	3.850%	3/26/50	10,000	8,022
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Inc., Senior Notes	4.800%	2/15/36	10,000	9,973
Broadcom Inc., Senior Notes	4.926%	5/15/37	30,000	29,933 (a)
Intel Corp., Senior Notes	1.600%	8/12/28	20,000	18,656
Intel Corp., Senior Notes	5.125%	2/10/30	10,000	10,293
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	8,477
Micron Technology Inc., Senior Notes	5.300%	1/15/31	10,000	10,351
Micron Technology Inc., Senior Notes	6.050%	11/1/35	10,000	10,690
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	10,000	10,214
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	10,000	9,033
Total Semiconductors & Semiconductor Equipment				117,620
Software — 0.6%
Microsoft Corp., Senior Notes	2.921%	3/17/52	10,000	6,789
Oracle Corp., Senior Notes	2.875%	3/25/31	20,000	18,369
Oracle Corp., Senior Notes	4.800%	9/26/32	10,000	10,015
Oracle Corp., Senior Notes	5.200%	9/26/35	10,000	10,059
Oracle Corp., Senior Notes	3.600%	4/1/50	10,000	7,045
Oracle Corp., Senior Notes	5.950%	9/26/55	10,000	9,976
Synopsys Inc., Senior Notes	4.850%	4/1/30	10,000	10,189
See Notes to Financial Statements.
Western Asset Bond ETF 2025 Semi-Annual Report

11

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Synopsys Inc., Senior Notes	5.000%	4/1/32	$10,000	$10,222
Synopsys Inc., Senior Notes	5.700%	4/1/55	10,000	10,100
Total Software				92,764

Total Information Technology				229,103
Materials — 2.1%
Chemicals — 1.1%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	188,028 (b)
Construction Materials — 0.1%
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	10,000	10,226 (a)
Metals & Mining — 0.5%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	10,000	11,240
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	20,000	19,275
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	10,000	9,929 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	20,000	20,798 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	10,000	10,464 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,000	10,017
Total Metals & Mining				81,723
Paper & Forest Products — 0.4%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	10,000	10,265 (a)
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	60,000	56,838
Total Paper & Forest Products				67,103

Total Materials				347,080
Real Estate — 0.0%††
Specialized REITs — 0.0%††
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	10,000	10,178 (a)

Utilities — 0.9%
Electric Utilities — 0.8%
Exelon Corp., Senior Notes	5.625%	6/15/35	10,000	10,442
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	10,000	9,941
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	10,000	8,865
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	10,000	10,378
Georgia Power Co., Senior Notes	5.200%	3/15/35	10,000	10,255
NRG Energy Inc., Senior Notes	6.000%	1/15/36	20,000	20,015 (a)(c)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	10,000	10,040 (a)(c)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	10,000	10,130
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	10,000	10,349 (a)
See Notes to Financial Statements.

12
Western Asset Bond ETF 2025 Semi-Annual Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	$10,000	$9,615
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	10,000	8,913
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	10,000	6,833
Progress Energy Inc., Senior Notes	6.000%	12/1/39	10,000	10,610
Total Electric Utilities				136,386
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	9,689
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	10,000	7,983
Total Multi-Utilities				17,672

Total Utilities				154,058
Total Corporate Bonds & Notes (Cost — $5,703,438)				5,987,160
Mortgage-Backed Securities — 33.5%
FHLMC — 5.7%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/40	89,780	83,764
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	3/1/41- 3/1/52	521,935	449,221
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	10/1/52	161,720	157,678
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/53	241,676	248,096
Total FHLMC				938,759
FNMA — 19.8%
Federal National Mortgage Association (FNMA)	5.000%	10/1/40- 10/1/55	300,000	301,280 (f)
Federal National Mortgage Association (FNMA)	1.500%	11/1/41- 2/1/42	162,956	137,712
Federal National Mortgage Association (FNMA)	2.500%	11/1/41- 2/1/52	676,566	583,171
Federal National Mortgage Association (FNMA)	3.500%	1/1/50	163,787	152,711
Federal National Mortgage Association (FNMA)	2.000%	3/1/52	172,355	141,491
Federal National Mortgage Association (FNMA)	4.000%	5/1/52	80,753	76,943
Federal National Mortgage Association (FNMA)	5.500%	4/1/53	242,401	246,055
Federal National Mortgage Association (FNMA)	2.000%	10/1/55	100,000	80,623 (f)
Federal National Mortgage Association (FNMA)	2.500%	10/1/55	200,000	168,531 (f)
Federal National Mortgage Association (FNMA)	3.000%	10/1/55	600,000	527,108 (f)
Federal National Mortgage Association (FNMA)	3.500%	10/1/55	100,000	91,376 (f)
Federal National Mortgage Association (FNMA)	4.000%	10/1/55	400,000	377,039 (f)
See Notes to Financial Statements.
Western Asset Bond ETF 2025 Semi-Annual Report

13

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	4.500%	10/1/55	$100,000	$97,009 (f)
Federal National Mortgage Association (FNMA)	5.500%	10/1/55	100,000	100,839 (f)
Federal National Mortgage Association (FNMA)	3.000%	9/1/61	227,615	195,548
Total FNMA				3,277,436
GNMA — 8.0%
Government National Mortgage Association (GNMA) II	3.000%	6/20/51	65,439	57,818
Government National Mortgage Association (GNMA) II	5.500%	3/20/53	75,238	76,258
Government National Mortgage Association (GNMA) II	5.000%	8/20/53	79,747	79,844
Government National Mortgage Association (GNMA) II	6.000%	9/20/53	89,939	92,613
Government National Mortgage Association (GNMA) II	2.000%	10/15/55	100,000	82,686 (f)
Government National Mortgage Association (GNMA) II	2.500%	10/15/55	100,000	86,109 (f)
Government National Mortgage Association (GNMA) II	3.000%	10/15/55	100,000	89,289 (f)
Government National Mortgage Association (GNMA) II	4.000%	10/15/55	100,000	94,041 (f)
Government National Mortgage Association (GNMA) II	3.500%	10/20/55	200,000	182,386 (f)
Government National Mortgage Association (GNMA) II	4.500%	10/20/55	300,000	290,974 (f)
Government National Mortgage Association (GNMA) II	5.000%	10/20/55	200,000	198,971 (f)
Total GNMA				1,330,989

Total Mortgage-Backed Securities (Cost — $5,459,834)				5,547,184
Asset-Backed Securities — 12.4%
Accredited Mortgage Loan Trust, 2004-4 A2D (1 mo. Term SOFR + 0.814%)	4.637%	1/25/35	88,115	87,207 (d)
Antares CLO Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.370%)	5.695%	4/20/38	250,000	249,877 (a)(d)
Bayview Opportunity Master Fund LLC, 2024- EDU1 A (30 Day Average SOFR + 1.450%)	5.806%	6/25/47	63,782	64,073 (a)(d)
Black Diamond CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.650%)	5.968%	10/25/37	110,000	110,495 (a)(d)
Capital One Prime Auto Receivables Trust, 2022-2 A3	3.660%	5/17/27	25,395	25,363
See Notes to Financial Statements.

14
Western Asset Bond ETF 2025 Semi-Annual Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
College Ave Student Loans LLC, 2023-A C	6.060%	5/25/55	$90,231	$91,459 (a)
Ent Auto Receivables Trust, 2023-1A A4	6.260%	11/15/29	100,000	102,672 (a)
Enterprise Fleet Financing LLC, 2023-1 A2	5.510%	1/22/29	25,520	25,593 (a)
Enterprise Fleet Financing LLC, 2025-2 A2	4.510%	2/22/28	100,000	100,555 (a)
Fifth Third Auto Trust, 2023-1 A3	5.530%	8/15/28	59,987	60,546
Ford Credit Floorplan Master Owner Trust, 2023-1 A1	4.920%	5/15/28	80,000	80,398 (a)
Gilead Aviation LLC, 2025-1A A	5.789%	3/15/50	97,534	99,775 (a)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. Term SOFR + 0.854%)	4.990%	4/20/62	84,292	84,122 (a)(d)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. Term SOFR + 1.044%)	5.202%	8/25/34	28,796	38,778 (d)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	5.475%	4/20/38	100,000	100,203 (a)(d)
PFS Financing Corp., 2023-A A	5.800%	3/15/28	100,000	100,709 (a)
PFS Financing Corp., 2023-B B	5.710%	5/15/28	100,000	100,693 (a)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.342%)	5.667%	7/20/34	100,000	100,150 (a)(d)
Sapphire Aviation Finance Ltd., 2020-1A A	3.228%	3/15/40	123,046	117,640 (a)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	5.525%	4/20/38	100,000	100,150 (a)(d)
Trestles CLO Ltd., 2024-7A A1 (3 mo. Term SOFR + 1.380%)	5.698%	10/25/37	120,000	120,456 (a)(d)
Voya CLO Ltd., 2018-2A A1 (3 mo. Term SOFR + 1.262%)	5.579%	7/15/31	92,960	93,118 (a)(d)

Total Asset-Backed Securities (Cost — $2,016,078)				2,054,032
U.S. Government & Agency Obligations — 12.3%
U.S. Government Obligations — 12.3%
U.S. Treasury Bonds	4.750%	2/15/41	240,000	246,281
U.S. Treasury Bonds	3.375%	11/15/48	150,000	120,539
U.S. Treasury Bonds	4.625%	2/15/55	80,000	78,662
U.S. Treasury Bonds	4.750%	5/15/55	80,000	80,275
U.S. Treasury Notes	3.875%	5/31/27	10,000	10,035
U.S. Treasury Notes	3.625%	8/31/27	10,000	10,000
U.S. Treasury Notes	4.875%	10/31/28	10,000	10,358
U.S. Treasury Notes	4.250%	2/28/29	20,000	20,384
U.S. Treasury Notes	4.625%	4/30/29	10,000	10,321
U.S. Treasury Notes	4.000%	3/31/30	790,000	799,165
U.S. Treasury Notes	4.000%	5/31/30	10,000	10,119
U.S. Treasury Notes	3.875%	7/31/30	390,000	392,407
See Notes to Financial Statements.
Western Asset Bond ETF 2025 Semi-Annual Report

15

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — continued
U.S. Treasury Notes	4.375%	11/30/30	$130,000	$133,692
U.S. Treasury Notes	3.750%	8/31/31	10,000	9,957
U.S. Treasury Notes	4.000%	2/15/34	30,000	29,928
U.S. Treasury Notes	3.875%	8/15/34	30,000	29,546
U.S. Treasury Notes	4.250%	11/15/34	20,000	20,230
U.S. Treasury Notes	4.250%	5/15/35	10,000	10,094
U.S. Treasury Notes	4.250%	8/15/35	10,000	10,082

Total U.S. Government & Agency Obligations (Cost — $2,004,574)				2,032,075
Collateralized Mortgage Obligations(g) — 11.0%
Angel Oak Mortgage Trust, 2022-3 A3	4.116%	1/25/67	89,584	84,027 (a)(d)
BANK, 2017-BNK7 A5	3.435%	9/15/60	100,000	98,429
Benchmark Mortgage Trust, 2023-B39 A5	5.754%	7/15/56	150,000	159,519
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. Term SOFR + 0.814%)	4.965%	9/15/36	106,571	106,268 (a)(d)
BX Trust, 2019-OC11 A	3.202%	12/9/41	130,000	122,965 (a)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	4.900%	10/15/26	88,883	88,792 (a)(d)
Deephaven Residential Mortgage Trust, 2024-1 A1	5.735%	7/25/69	93,803	94,829 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5154 QI, IO, PAC	2.500%	10/25/51	937,753	102,229
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	586,289	99,530
FS Commercial Mortgage Trust, 2023-4SZN B	7.795%	11/10/39	100,000	102,533 (a)(d)
GCAT Trust, 2024-INV1 1A2	0.000%	1/25/54	79,975	80,413 (a)(d)
Government National Mortgage Association (GNMA), 2025-159 GS, IO (-1.000 x 30 Day Average SOFR + 6.570%)	2.230%	9/20/55	900,000	93,779 (d)(h)
GS Mortgage Securities Trust, 2018-GS10 A5	4.155%	7/10/51	110,000	108,313 (d)
MIC Trust, 2023-MIC A	8.732%	12/5/38	100,000	108,456 (a)(d)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	6.050%	9/17/39	67,793	67,927 (a)(d)
UBS Commercial Mortgage Trust, 2017-C4 A3	3.301%	10/15/50	118,434	116,624
Verus Securitization Trust, 2023-4 A1	5.811%	5/25/68	54,055	54,253 (a)
Verus Securitization Trust, 2024-3 A3	6.845%	4/25/69	61,852	62,746 (a)
Verus Securitization Trust, 2024-4 A3	6.674%	6/25/69	72,102	73,067 (a)

Total Collateralized Mortgage Obligations (Cost — $1,766,270)				1,824,699
See Notes to Financial Statements.

16
Western Asset Bond ETF 2025 Semi-Annual Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Sovereign Bonds — 1.2%
Mexico — 1.2%
Mexico Government International Bond, Senior Notes (Cost — $187,208)	4.875%	5/19/33	$200,000	$193,986

Senior Loans — 0.3%
Financials — 0.2%
Financial Services — 0.1%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	6.199%	12/15/31	19,895	19,778 (d)(i)(j)
Insurance — 0.1%
AmWINS Group Inc., Initial Term Loan (3 mo. Term SOFR + 2.250%)	6.252%	1/30/32	9,950	9,956 (d)(i)(j)

Total Financials				29,734
Health Care — 0.1%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	6.163%	10/23/28	13,444	13,457 (d)(i)(j)
Health Care Providers & Services — 0.0%††
Sotera Health Holdings LLC, 2025 Term Loan (1 mo. Term SOFR + 2.500%)	6.663%	5/30/31	13,140	13,176 (d)(i)(j)

Total Health Care				26,633
Total Senior Loans (Cost — $56,294)				56,367
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $96.375	12/12/25	4	$10,000	550
3-Month SOFR Futures, Call @ $96.750	6/12/26	16	40,000	8,800
3-Month SOFR Futures, Put @ $96.250	12/12/25	4	10,000	575
SOFR 1-Year Mid-Curve Futures, Put @ $96.813	10/13/25	7	17,500	394
SOFR 1-Year Mid-Curve Futures, Put @ $96.750	12/12/25	7	17,500	1,487
U.S. Treasury 5-Year Notes Futures, Call @ $109.500	10/24/25	13	13,000	3,047
U.S. Treasury 5-Year Notes Futures, Call @ $109.750	10/24/25	5	5,000	820
U.S. Treasury 5-Year Notes Futures, Call @ $110.250	10/24/25	5	5,000	391
U.S. Treasury 5-Year Notes Futures, Put @ $108.500	10/24/25	9	9,000	1,055
See Notes to Financial Statements.
Western Asset Bond ETF 2025 Semi-Annual Report

17

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Expiration Date	Contracts	Notional Amount	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 5-Year Notes Futures, Put @ $108.750	10/24/25	6	$6,000	$1,078

Total Purchased Options (Cost — $31,378)				18,197
			Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Aviation Holdings Inc. (Cost — $5,792)			351	133 *
Total Investments before Short-Term Investments (Cost — $17,230,866)				17,713,833
	Rate
Short-Term Investments — 25.5%
Overnight Deposits — 9.9%
BNY Mellon Cash Reserve Fund (Cost — $1,640,079)	0.800%		1,640,079	1,640,079

Money Market Funds — 7.9%
Dreyfus Government Cash Management, Institutional Shares (Cost — $1,316,198)	4.057%		1,316,198	1,316,198
		Maturity Date	Face Amount
U.S. Treasury Bills — 7.7%
U.S. Treasury Bills	3.927%	10/16/25	$1,160,000	1,158,043 (k)
U.S. Treasury Bills	3.985%	10/21/25	110,000	109,753 (k)

Total U.S. Treasury Bills (Cost — $1,267,785)				1,267,796

Total Short-Term Investments (Cost — $4,224,062)				4,224,073
Total Investments — 132.4% (Cost — $21,454,928)				21,937,906
Liabilities in Excess of Other Assets — (32.4)%				(5,369,650)
Total Net Assets — 100.0%				$16,568,256

See Notes to Financial Statements.

18
Western Asset Bond ETF 2025 Semi-Annual Report

 Western Asset Bond ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of September 30, 2025.
(f)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2025, the Fund held TBA securities with a total cost of $2,783,582.
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
At September 30, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/12/25	$96.875	4	$10,000	$(100)
3-Month SOFR Futures, Put	12/11/26	96.500	3	7,500	(1,294)
SOFR 1-Year Mid-Curve Futures, Put	12/12/25	96.250	4	10,000	(125)
U.S. Treasury 5-Year Notes Futures, Call	11/21/25	109.000	3	3,000	(1,969)
See Notes to Financial Statements.
Western Asset Bond ETF 2025 Semi-Annual Report

19

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Bond ETF

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Call	11/21/25	$110.750	8	$8,000	$(1,062)
U.S. Treasury 5-Year Notes Futures, Put	10/24/25	109.500	3	3,000	(1,617)
U.S. Treasury 5-Year Notes Futures, Put	11/21/25	109.000	3	3,000	(1,383)
Total Exchange-Traded Written Options (Premiums received — $12,226)					$(7,550)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	3	3/27	$726,531	$726,787	$256
3-Month SOFR	7	3/26	1,685,244	1,685,513	269
U.S. Treasury 5-Year Notes	36	12/25	3,931,475	3,931,031	(444)
U.S. Treasury Long-Term Bonds	13	12/25	1,484,913	1,515,719	30,806
					30,887
Contracts to Sell:
U.S. Treasury 2-Year Notes	12	12/25	2,499,454	2,500,781	(1,327)
U.S. Treasury 10-Year Notes	17	12/25	1,905,533	1,912,500	(6,967)
					(8,294)
Net unrealized appreciation on open futures contracts					$22,593

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At September 30, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$1,973,000	4/28/28	Daily SOFR Compound annually	3.300% annually	$3,634	$(526)	$4,160
See Notes to Financial Statements.

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Western Asset Bond ETF 2025 Semi-Annual Report

 Western Asset Bond ETF
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$1,532,000	5/31/32	3.490% annually	Daily SOFR Compound annually	$(2,171)	$7,407	$(9,578)
	463,000	4/28/36	3.850% annually	Daily SOFR Compound annually	(6,674)	—	(6,674)
Total	$3,968,000				$(5,211)	$6,881	$(12,092)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.45 Index	$1,514,000	12/20/30	1.000% quarterly	$34,418	$34,646	$(228)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.240%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Bond ETF 2025 Semi-Annual Report

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Statement of Assets and Liabilities (unaudited)
September 30, 2025

Assets:
Investments, at value (Cost — $21,454,928)	$21,937,906
Cash	196
Receivable for sales of TBA securities	476,797
Deposits with brokers for centrally cleared swap contracts	172,766
Interest receivable	125,195
Receivable for securities sold	51,518
Receivable from brokers — net variation margin on open futures contracts	22,593
Total Assets	22,786,971
Liabilities:
Payable for purchases of TBA securities	3,259,777
Payable for securities purchased	2,900,443
Deposits from brokers for open futures contracts and exchange-traded options	41,750
Written options, at value (premiums received — $12,226)	7,550
Investment management fee payable	4,759
Payable to brokers — net variation margin on centrally cleared swap contracts	4,436
Total Liabilities	6,218,715
Total Net Assets	$16,568,256
Net Assets:
Paid-in capital	$16,015,262
Total distributable earnings (loss)	552,994
Total Net Assets	$16,568,256
Shares Outstanding	650,000
Net Asset Value	$25.49
See Notes to Financial Statements.

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Western Asset Bond ETF 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended September 30, 2025

Investment Income:
Interest	$466,849
Dividends	11,749
Total Investment Income	478,598
Expenses:
Investment management fee (Note 2)	28,958
Total Expenses	28,958
Less: Fee waivers and/or expense reimbursements (Note 2)	(337)
Net Expenses	28,621
Net Investment Income	449,977
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	115,169
Futures contracts	(27,855)
Written options	8,272
Swap contracts	(20,920)
Net Realized Gain	74,666
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	26,414
Futures contracts	5,591
Written options	2,751
Swap contracts	2,956
Change in Net Unrealized Appreciation (Depreciation)	37,712
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	112,378
Increase in Net Assets From Operations	$562,355
See Notes to Financial Statements.
Western Asset Bond ETF 2025 Semi-Annual Report

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Statements of Changes in Net Assets

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$449,977	$1,988,302
Net realized gain	74,666	74,516
Change in net unrealized appreciation (depreciation)	37,712	(404,083)
Increase in Net Assets From Operations	562,355	1,658,735
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(484,055)	(2,475,214)
Decrease in Net Assets From Distributions to Shareholders	(484,055)	(2,475,214)
Fund Share Transactions (Note 5):
Cost of shares repurchased (100,000 and 850,000 shares repurchased, respectively)	(2,471,596)	(21,398,916)
Decrease in Net Assets From Fund Share Transactions	(2,471,596)	(21,398,916)
Decrease in Net Assets	(2,393,296)	(22,215,395)
Net Assets:
Beginning of period	18,961,552	41,176,947
End of period	$16,568,256	$18,961,552
See Notes to Financial Statements.

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Western Asset Bond ETF 2025 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1,3]
Net asset value, beginning of period	$25.28	$25.74	$25.00
Income (loss) from operations:
Net investment income	0.68	1.31	0.70
Net realized and unrealized gain (loss)	0.26	(0.12)	0.61
Total income from operations	0.94	1.19	1.31
Less distributions from:
Net investment income	(0.73)	(1.45)	(0.57)
Net realized gains	—	(0.20)	—
Total distributions	(0.73)	(1.65)	(0.57)
Net asset value, end of period	$25.49	$25.28	$25.74
Total return, based on NAV[4]	3.79%	4.77%	5.29%
Net assets, end of period (000s)	$16,568	$18,962	$41,177
Ratios to average net assets:
Gross expenses	0.35%[5]	0.35%	0.35%[5]
Net expenses	0.35 [5,6]	0.35 [6]	0.35 [5]
Net investment income	5.44 [5]	5.14	5.25 [5]
Portfolio turnover rate	167%[7]	67%	69%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	For the period September 19, 2023 (inception date) to March 31, 2024.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 109%.
See Notes to Financial Statements.
Western Asset Bond ETF 2025 Semi-Annual Report

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Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Bond ETF (the “Fund”) is a separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks to maximize total return consistent with prudent investment management and liquidity needs.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and

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Western Asset Bond ETF 2025 Semi-Annual Report

methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger
Western Asset Bond ETF 2025 Semi-Annual Report

27

Notes to Financial Statements (unaudited) (cont’d)
proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Western Asset Bond ETF 2025 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$5,987,160	—	$5,987,160
Mortgage-Backed Securities	—	5,547,184	—	5,547,184
Asset-Backed Securities	—	2,054,032	—	2,054,032
U.S. Government & Agency Obligations	—	2,032,075	—	2,032,075
Collateralized Mortgage Obligations	—	1,824,699	—	1,824,699
Sovereign Bonds	—	193,986	—	193,986
Senior Loans	—	56,367	—	56,367
Purchased Options	$18,197	—	—	18,197
Common Stocks	133	—	—	133
Total Long-Term Investments	18,330	17,695,503	—	17,713,833
Short-Term Investments†:
Overnight Deposits	1,640,079	—	—	1,640,079
Money Market Funds	1,316,198	—	—	1,316,198
U.S. Treasury Bills	—	1,267,796	—	1,267,796
Total Short-Term Investments	2,956,277	1,267,796	—	4,224,073
Total Investments	$2,974,607	$18,963,299	—	$21,937,906
Other Financial Instruments:
Futures Contracts††	$31,331	—	—	$31,331
Centrally Cleared Interest Rate Swaps††	—	$4,160	—	4,160
Total Other Financial Instruments	$31,331	$4,160	—	$35,491
Total	$3,005,938	$18,967,459	—	$21,973,397
Western Asset Bond ETF 2025 Semi-Annual Report

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Notes to Financial Statements (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$7,550	—	—	$7,550
Futures Contracts††	8,738	—	—	8,738
Centrally Cleared Interest Rate Swaps††	—	$16,252	—	16,252
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	228	—	228
Total	$16,288	$16,480	—	$32,768

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a

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Western Asset Bond ETF 2025 Semi-Annual Report

closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
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Notes to Financial Statements (unaudited) (cont’d)
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of September 30, 2025, the total notional value of all credit default swaps to sell protection was $1,514,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended September 30, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to

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Western Asset Bond ETF 2025 Semi-Annual Report

make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the  Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the  Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount.
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33

Notes to Financial Statements (unaudited) (cont’d)
Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on

34
Western Asset Bond ETF 2025 Semi-Annual Report

the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(j) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(k) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions,
Western Asset Bond ETF 2025 Semi-Annual Report

35

Notes to Financial Statements (unaudited) (cont’d)
expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and

36
Western Asset Bond ETF 2025 Semi-Annual Report

financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of September 30, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(n) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least monthly. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal
Western Asset Bond ETF 2025 Semi-Annual Report

37

Notes to Financial Statements (unaudited) (cont’d)
excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
(q) Guarantees and indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s sub-subadvisers. Advisers, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under an agreement with Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”) provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
The Fund pay Advisers a unified management fee for managing the Fund’s assets and Advisers pays Western Asset for its services as approved by the Board. Pursuant to the investment management agreement with the Trust on behalf of the Fund, Advisers reimburses the Fund for all acquired fund fees and expenses (such as those associated with the Fund’s investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

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Western Asset Bond ETF 2025 Semi-Annual Report

The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the six months ended September 30, 2025, fees waived and/or expenses reimbursed amounted to $337.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of September 30, 2025, Franklin Resources and its affiliates owned 61% of the Fund.
3. Investments
During the six months ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$1,901,621	$27,159,660
Sales	4,818,097	27,474,507
At September 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$21,481,487	$554,287	$(97,868)	$456,419
Written options	(12,226)	5,292	(616)	4,676
Futures contracts	—	31,331	(8,738)	22,593
Swap contracts	41,527	4,160	(16,480)	(12,320)
Western Asset Bond ETF 2025 Semi-Annual Report

39

Notes to Financial Statements (unaudited) (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Interest Rate Risk
Purchased options[2]	$18,197
Futures contracts[3]	31,331
Centrally cleared swap contracts[4]	4,160
Total	$53,688

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$7,550	—	$7,550
Futures contracts[3]	8,738	—	8,738
Centrally cleared swap contracts[4]	16,252	$228	16,480
Total	$32,540	$228	$32,768

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(7,269)	—	$(7,269)
Futures contracts	(27,855)	—	(27,855)
Written options	8,272	—	8,272
Swap contracts	(22,506)	$1,586	(20,920)
Total	$(49,358)	$1,586	$(47,772)

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Western Asset Bond ETF 2025 Semi-Annual Report

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(14,181)	—	$(14,181)
Futures contracts	5,591	—	5,591
Written options	2,751	—	2,751
Swap contracts	1,027	$1,929	2,956
Total	$(4,812)	$1,929	$(2,883)

[1]	The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in the Statement of Operations.
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$20,155
Written options	3,600
Futures contracts (to buy)	9,109,915
Futures contracts (to sell)	4,042,386
Average Notional Balance**
Interest rate swap contracts	$4,130,571
Credit default swap contracts (sell protection)	1,581,143

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
5. Fund share transactions
At September 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash
Western Asset Bond ETF 2025 Semi-Annual Report

41

Notes to Financial Statements (unaudited) (cont’d)
(when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended September 30, 2025.
7. Deferred capital losses
As of March 31, 2025, the Fund had deferred capital losses of $93,577, which have no expiration date, that will be available to offset future taxable capital gains. At March 31, 2025, there were no capital loss carryforwards.
8. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

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Western Asset Bond ETF 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
Western Asset Bond ETF

43

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting held on May 21, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of the Fund; (ii) the investment sub-advisory agreement between FAV and Western Asset Management Company, LLC (Western Asset); and (iii) the sub-subadvisory agreements between Western Asset and Western Asset Management Company Limited in London (Western Asset London), Western Asset Management Company Pte. Ltd. in Singapore (Western Asset Singapore), and Western Asset Management Company Ltd in Japan (Western Asset Japan) on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. FAV, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

44
Western Asset Bond ETF

Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of acquired third-party fund families into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund for the one-year period ended December 31, 2024, noting the Fund commenced operations on September 19, 2023. The Board considered the performance returns for the Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings
Western Asset Bond ETF

45

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
throughout the year. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution. The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional core plus bond funds and exchange-traded funds. The Fund commenced operations on September 19, 2023, and thus had been in operation for less than three years as of the period ended December 31, 2024. The Board noted that the Fund’s annualized total return for the one-year period was below the median of its Performance Universe. The Board noted the Fund’s short operating history. The Board concluded that the Fund’s Management Agreements should be continued to an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio, noting that the Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual Unified Fee, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund (Expense Group) selected by Broadridge. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and ten other core plus bond funds. The Board noted that the Management Rate for the Fund was above the median of its Expense Group and the estimated total expense ratio for the Fund was equal to the median of its Expense Group. The Board further noted that the Fund has implemented a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement FAV would reimburse the Fund for all

46
Western Asset Bond ETF

of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board discussed the above median Management Rate with management and management explained that the Management Rate was only 0.2 basis points above the median. Management further explained that the Fund’s Management Rate was more than 15 basis points below the average fee across all active core plus bond ETFs and is lower than comparable active mutual fund strategies. The Board also noted that Western Asset is paid by FAV out of the Unified Fee FAV receives from the Fund and that the allocation of the fee between FAV and Western Asset reflected the services provided by Western Asset to the Fund. The Board also noted that Western Asset London, Western Asset Singapore and Western Asset Japan are paid by Western Asset from the fee FAV pays to Western Asset and this fee reflects the services provided by the sub-subadvisers to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund, the sub-advisory fee paid to Western Asset and the sub-subadvisory fees paid to Western Asset London, Western Asset Singapore and Western Asset Japan are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2024 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
Western Asset Bond ETF

47

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager, but over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that the Fund would likely experience benefits from the Unified Fee as the Fund’s projected asset levels because of the FAV’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the Fund will generate significant, if any, profit for FAV and/or its affiliates for some time. The Board also considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that, as of December 31, 2024, the Fund’s net assets were approximately $39.9 million. The Board also noted management’s representation that for the fiscal year ended September 30, 2024, the Fund did not experience a profit. The Board recognized that there would not likely be any economies of scale for the Fund until its assets grow.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

48
Western Asset Bond ETF

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Western Asset
Bond ETF
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisers, Inc.
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd.
Western Asset Management Company Pte. Ltd.
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Western Asset Bond ETF
The Fund is a separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
Western Asset Bond ETF
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at (800) DIAL BEN/342-5236.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Bond ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the  Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

36353-SFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Sustainable International Equity ETF
Financial Statements and Other Important Information
Semi-Annual  | September 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
September 30, 2025
 Franklin Sustainable International Equity ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.5%
Communication Services — 3.2%
Interactive Media & Services — 3.2%
Tencent Holdings Ltd.	11,475	$977,832

Consumer Discretionary — 14.6%
Automobiles — 8.6%
Ferrari NV	5,532	2,675,441
Broadline Retail — 1.3%
Alibaba Group Holding Ltd.	18,000	409,490
Textiles, Apparel & Luxury Goods — 4.7%
Moncler SpA	24,851	1,456,200

Total Consumer Discretionary		4,541,131
Consumer Staples — 4.8%
Personal Care Products — 4.8%
L’Oreal SA	3,401	1,472,590

Financials — 6.7%
Capital Markets — 2.4%
Partners Group Holding AG	588	763,776
Financial Services — 4.3%
Adyen NV	827	1,326,404 *(a)

Total Financials		2,090,180
Health Care — 20.3%
Health Care Equipment & Supplies — 7.2%
ResMed Inc., CDI	81,842	2,225,499
Life Sciences Tools & Services — 9.6%
Mettler-Toledo International Inc.	1,194	1,465,766 *
Oxford Nanopore Technologies PLC	138,479	283,929 *
Sartorius Stedim Biotech	6,135	1,240,244
Total Life Sciences Tools & Services		2,989,939
Pharmaceuticals — 3.5%
AstraZeneca PLC	1,893	284,968
Novo Nordisk A/S, Class B Shares	14,872	806,831
Total Pharmaceuticals		1,091,799

Total Health Care		6,307,237
Industrials — 18.5%
Building Products — 8.3%
Assa Abloy AB, Class B Shares	32,656	1,134,007
Kingspan Group PLC	17,377	1,445,592
Total Building Products		2,579,599
See Notes to Financial Statements.
Franklin Sustainable International Equity ETF 2025 Semi-Annual Report

1

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Sustainable International Equity ETF
(Percentages shown based on Fund net assets)
	Security		Shares	Value

Electrical Equipment — 4.4%
	Schneider Electric SE		4,881	$1,362,677
Machinery — 5.8%
	Atlas Copco AB, Class A Shares		106,560	1,800,341

Total Industrials				5,742,617
Information Technology — 24.8%
Semiconductors & Semiconductor Equipment — 13.3%
	ASML Holding NV		1,578	1,535,421
	BE Semiconductor Industries NV		7,036	1,048,707
	Taiwan Semiconductor Manufacturing Co. Ltd.		36,000	1,541,440
Total Semiconductors & Semiconductor Equipment				4,125,568
Software — 11.5%
	Constellation Software Inc.		253	686,955
	Dassault Systemes SE		24,670	826,426
	Nemetschek SE		7,716	1,004,546
	SAP SE		3,864	1,034,711
Total Software				3,552,638

Total Information Technology				7,678,206
Materials — 5.6%
Chemicals — 5.6%
	Linde PLC		3,633	1,725,675
Total Investments before Short-Term Investments (Cost — $27,991,993)				30,535,468
	Rate	Maturity Date	Face Amount
Short-Term Investments — 1.0%
Royal Bank of Canada (Cost — $300,000)	4.050%	10/1/25	$300,000	300,000
Total Investments — 99.5% (Cost — $28,291,993)				30,835,468
Other Assets in Excess of Liabilities — 0.5%				164,907
Total Net Assets — 100.0%				$31,000,375

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:
CDI	—	Clearing House Electronic Subregister System Depositary Interest

See Notes to Financial Statements.

2
Franklin Sustainable International Equity ETF 2025 Semi-Annual Report

 Franklin Sustainable International Equity ETF
Summary of Investments by Country#
United States	22.0%
Italy	13.4
Netherlands	12.7
France	11.5
Sweden	9.5
Germany	6.6
Taiwan	5.0
Ireland	4.7
China	4.5
Denmark	2.6
Switzerland	2.5
Canada	2.2
United Kingdom	1.8
Short-Term Investments	1.0
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of September 30, 2025, and are subject to change.
See Notes to Financial Statements.
Franklin Sustainable International Equity ETF 2025 Semi-Annual Report

3

Statement of Assets and Liabilities (unaudited)
September 30, 2025

Assets:
Investments, at value (Cost — $28,291,993)	$30,835,468
Foreign currency, at value (Cost — $16,221)	16,342
Cash	71,076
Dividends and interest receivable	55,023
European Union tax reclaims receivable (Note 1)	49,823
Total Assets	31,027,732
Liabilities:
Investment management fee payable	14,901
European Union tax reclaim contingent fees payable (Note 1)	12,456
Total Liabilities	27,357
Total Net Assets	$31,000,375
Net Assets:
Paid-in capital	$37,769,100
Total distributable earnings (loss)	(6,768,725)
Total Net Assets	$31,000,375
Shares Outstanding	2,166,807
Net Asset Value	$14.31
See Notes to Financial Statements.

4
Franklin Sustainable International Equity ETF 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended September 30, 2025

Investment Income:
Dividends	$285,392
Interest	909
European Union tax reclaims (Note 1)	530
Less: Foreign taxes withheld	(36,386)
Total Investment Income	250,445
Expenses:
Investment management fee (Note 2)	89,146
European Union tax reclaim contingent fees (Note 1)	132
Total Expenses	89,278
Net Investment Income	161,167
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	(1,081,526)
Foreign currency transactions	3,510
Net Realized Loss	(1,078,016)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	3,546,249
Foreign currencies	6,283
Change in Net Unrealized Appreciation (Depreciation)	3,552,532
Net Gain on Investments and Foreign Currency Transactions	2,474,516
Increase in Net Assets From Operations	$2,635,683
See Notes to Financial Statements.
Franklin Sustainable International Equity ETF 2025 Semi-Annual Report

5

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$161,167	$177,916
Net realized loss	(1,078,016)	(1,798,398)
Change in net unrealized appreciation (depreciation)	3,552,532	(3,653,295)
Increase (Decrease) in Net Assets From Operations	2,635,683	(5,273,777)
Distributions to Shareholders From (Note 1):
Total distributable earnings	—	(162,010)
Decrease in Net Assets From Distributions to Shareholders	—	(162,010)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (100,000 and 100,000 shares issued, respectively)	1,296,950	1,312,689
Cost of shares repurchased (0 and 200,000 shares repurchased, respectively)	—	(2,795,765)
Increase (Decrease) in Net Assets From Fund Share Transactions	1,296,950	(1,483,076)
Increase (Decrease) in Net Assets	3,932,633	(6,918,863)
Net Assets:
Beginning of period	27,067,742	33,986,605
End of period	$31,000,375	$27,067,742
See Notes to Financial Statements.

6
Franklin Sustainable International Equity ETF 2025 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023*,1,3	2022[1,4]	2021[1,4]	2020[1,4]
Net asset value, beginning of period	$13.10	$15.69	$14.41	$13.88	$18.93	$12.72	$11.58
Income (loss) from operations:
Net investment income	0.07	0.08	0.09	0.00 [5]	0.10	0.04	0.02
Net realized and unrealized gain (loss)	1.14	(2.59)	1.27	0.59	(4.10)	6.19	1.17
Total income (loss) from operations	1.21	(2.51)	1.36	0.59	(4.00)	6.23	1.19
Less distributions from:
Net investment income	—	(0.08)	(0.08)	(0.05)	—	(0.00)[5]	(0.05)
Net realized gains	—	—	—	(0.01)	(1.05)	(0.02)	—
Total distributions	—	(0.08)	(0.08)	(0.06)	(1.05)	(0.02)	(0.05)
Net asset value, end of period	$14.31	$13.10	$15.69	$14.41	$13.88	$18.93	$12.72
Total return, based on NAV[6]	9.24%	(15.93)%	9.44%	4.30%[7]	(22.38)%	49.06%	10.26%
Net assets, end of period (000s)	$31,000	$27,068	$33,987	$19,700	$40,848	$20,966	$4,783
Ratios to average net assets:
Gross expenses	0.59%[8,9]	0.59%[8]	0.61%[8]	1.07%[8,9]	1.50%	1.89%	4.61%[10]
Net expenses	0.59 [8,9]	0.59 [8]	0.61 [8]	0.73 [8,9]	0.75	0.75	0.75 [10]
Net investment income	1.07 [9]	0.58	0.60	0.03 [9]	0.57	0.22	0.14
Portfolio turnover rate	14%	18%[11]	21%[11]	26%[11]	0%	0%	0%

See Notes to Financial Statements.
Franklin Sustainable International Equity ETF 2025 Semi-Annual Report

7

Financial Highlights (cont’d)
*
Effective after the market close on October 28, 2022, the Fund’s predecessor mutual fund, Martin Currie
International Sustainable Equity Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to
Financial Statements for additional information about the Reorganization.

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	For the period June 1, 2022 through March 31, 2023.
[4]	For the year ended May 31.
[5]	Amount represents less than $0.005 or greater than $(0.005) per share.
[6]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]
The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the
Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to
October 28, 2022, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

[8]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the six months ended September 30, 2025, and the year ended March 31, 2025, would have been
0.59% and 0.59%, respectively, for the year ended March 31, 2024, and 1.06% and 0.73%, respectively, for the period ended March 31, 2023.

[9]	Annualized.
[10]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[11]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

8
Franklin Sustainable International Equity ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin Sustainable International Equity ETF (formerly Martin Currie Sustainable International Equity ETF) (the “Fund”) is a separate non-diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Martin Currie Sustainable International Equity ETF adopted the performance of the Martin Currie International Sustainable Equity Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund (the “Reorganization”) that was effective after the market close on October 28, 2022. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to October 28, 2022 are those of the predecessor mutual fund.
Prior to the Fund’s listing on October 31, 2022, the net asset value (NAV) performance of the Class IS Shares of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks long-term capital appreciation.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and
Franklin Sustainable International Equity ETF 2025 Semi-Annual Report

9

Notes to Financial Statements (unaudited) (cont’d)
assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

10
Franklin Sustainable International Equity ETF 2025 Semi-Annual Report

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Franklin Sustainable International Equity ETF 2025 Semi-Annual Report

11

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$30,535,468	—	—	$30,535,468
Short-Term Investments†	—	$300,000	—	300,000
Total Investments	$30,535,468	$300,000	—	$30,835,468

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign

12
Franklin Sustainable International Equity ETF 2025 Semi-Annual Report

investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is
Franklin Sustainable International Equity ETF 2025 Semi-Annual Report

13

Notes to Financial Statements (unaudited) (cont’d)
reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
(h) Guarantees and indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“FAV”) is the Fund’s investment manager and Franklin Templeton Investment Management Limited (“FTIML”) is the Fund’s subadvisor. Prior to July 12, 2025, Martin Currie, Inc. was the sub-advisor to the Fund. FAV and FTIML are, respectively, direct and indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
The Fund pays a unified management fee to FAV whereby FAV has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. FAV pays FTIML for its services. The fee is calculated daily and paid monthly according to the terms of the management agreement. For the six months ended September 30, 2025, the Fund paid effective investment management fees of 0.59% on the average daily net assets of the Fund.
The subadvisory fee is paid by FAV based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

14
Franklin Sustainable International Equity ETF 2025 Semi-Annual Report

FAV provides administrative and certain oversight services to the Fund. FAV delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to FAV under the investment management agreement.
Under the investment management agreement and subject to the general supervision of the Fund’s Board, FAV provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$5,451,874
Sales	4,221,242
At September 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$28,482,888	$4,978,281	$(2,625,701)	$2,352,580
4. Derivative instruments and hedging activities
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
Franklin Sustainable International Equity ETF 2025 Semi-Annual Report

15

Notes to Financial Statements (unaudited) (cont’d)
5. Fund share transactions
At September 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Capital loss carryforward
As of March 31, 2025, the Fund had capital loss carryforwards remaining, which have no expiration date, of $8,245,342, that will be available to offset future taxable capital gains.
7. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
8. Plan of Liquidation
On September 4, 2025, the Board of Trustees of Franklin Templeton ETF Trust approved a proposal to liquidate and dissolve the Fund. The Fund is scheduled to liquidate on or about January 16, 2026.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

16
Franklin Sustainable International Equity ETF 2025 Semi-Annual Report

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Franklin Sustainable International Equity ETF 2025 Semi-Annual Report

17

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

18
Franklin Sustainable International Equity ETF

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting held on May 21, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved a new investment sub-advisory agreement between Franklin Advisers, Inc. (Manager), the Fund’s investment manager, and Franklin Templeton Investment Management Limited (New Sub-Adviser), an affiliate of the Manager, on behalf of the Fund, for an initial two-year period, effective July 12, 2025 (Sub-Advisory Agreement). The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the approval of the Sub-Advisory Agreement. The Board noted that the New Sub-Adviser was proposed to replace the Fund’s prior sub-adviser, Martin Currie Inc. (Prior Sub-Adviser).
The Board reviewed and considered information provided by the Manager at the Meeting with respect to the Sub-Advisory Agreement. The Board also reviewed and considered the factors it deemed relevant in approving the Sub-Advisory Agreement, including, but not limited to: (i) the nature, extent, and quality of the services to be provided by the New Sub-Adviser; and (ii) the costs of the services to be provided by the New Sub-Adviser. The Board further reviewed and considered information provided by management showing the expected impact of hiring the New Sub-Adviser on the Manager’s profitability consistent with the Order (as defined below), noting that because the sub-advisory fees payable by the Manager to the New Sub-Adviser will be the same as the current fees the Manager pays to the Fund’s Prior Sub-Adviser, there will be no change to the Manager’s profitability as a result of this change. The Board also considered that management proposed that the Board approve the Sub-Advisory Agreement to enable the Fund’s portfolio management team to remain unchanged following a transition in their employment from the Prior Sub-Adviser to the New Sub-Adviser in light of a realignment of their investment team and the anticipated retiring of the Martin Currie brand. The Board reviewed and further considered the form of Sub-Advisory Agreement and the terms of the Sub-Advisory Agreement, which were discussed at the Meeting, noting that the terms and conditions of the Sub-Advisory Agreement were substantially similar to the terms and conditions of the existing sub-advisory agreement with Martin Currie Inc. (Existing Sub-Advisory Agreement) and sub-advisory agreements for other Franklin Templeton (FT) exchange-traded funds sub-advised by FT sub-advisers.
In approving the Sub-Advisory Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the hiring of the New Sub-Adviser is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Manager or New Sub-Adviser derives an inappropriate advantage. The Board also determined, through the exercise of its business judgment, that the terms of the Sub-Advisory Agreement are fair and reasonable.
Franklin Sustainable International Equity ETF

19

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered the information it received regarding the nature, extent and quality of investment management services to be provided by the New Sub-Adviser and currently being provided by the Manager and their affiliates to the Fund and its shareholders. In doing so, the Board noted that the Fund employs a “manager of managers” structure pursuant to an exemptive order (Order) granted to the Manager by the U.S. Securities and Exchange Commission, whereby the Manager and the Fund may, without shareholder approval, enter into, replace and amend sub-advisory agreements with sub-advisers that are indirect or direct wholly owned subsidiaries of Franklin Resources, Inc. (FRI). In particular, with respect to the New Sub-Adviser, the Board took into account that the current portfolio management team will become employees of the New Sub-Adviser upon the realignment of their team. The Board reviewed and considered information regarding the nature, quality and extent of investment sub-advisory services to be provided by the New Sub-Adviser to the Fund and its shareholders under the Sub-Advisory Agreement; the New Sub-Adviser’s experience as a manager of other funds and accounts, including those within the FT organization; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the New Sub-Adviser and the New Sub-Adviser’s capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the federal securities laws.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of FRI, the parent of the Manager and the New Sub-Adviser, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the New Sub-Adviser to the Fund and its shareholders.
Fund Performance
The Board noted its review and consideration of and conclusions made regarding the performance results of the Fund in connection with the May 2025 annual contract renewal

20
Franklin Sustainable International Equity ETF

(Annual Contract Renewal) of the Fund’s investment management agreement and at regular Board meetings throughout the year. The Board further noted that there was no performance of the New Sub-Adviser to evaluate with respect to the Fund as the New Sub-Adviser had not yet provided any services to the Fund.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the investment sub-advisory fee to be charged by the New Sub-Adviser. The Board noted that the investment sub-advisory fees to be paid to the New Sub-Adviser will have no impact on the amount of management fees that are currently paid by the Fund as the New Sub-Adviser will be paid by the Manager out of the unitary management fee that the Manager receives from the Fund. The Board further noted that the allocation of the fees between the Manager and the New Sub-Adviser reflected the services to be provided by the New Sub-Adviser and that the sub-advisory fees to be paid to the New Sub-Adviser are the same as the current fees paid to the Prior Sub-Adviser under the Existing Sub-Advisory Agreement. The Board concluded that the proposed investment sub-advisory fees to be paid to the New Sub-Adviser are reasonable.
Management Profitability and Economies of Scale
The Board noted management’s representation that the Manager’s profitability is not expected to change as a result of the addition of the new services to be provided by the New Sub-Adviser pursuant to the Sub-Advisory Agreement. The Board determined that its conclusions regarding profitability and economies of scale reached in connection with the Annual Contract Renewal of the investment management agreement with the Manager had not changed as a result of the proposal to approve the Sub-Advisory Agreement.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Sub-Advisory Agreement for an initial two-year period effective July 12, 2025.
Franklin Sustainable International Equity ETF

21

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Franklin
Sustainable International Equity ETF
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisers, Inc.
Subadviser
Franklin Templeton Investment Management Limited†
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
 † Formerly Martin Currie, Inc.
Franklin Sustainable International Equity ETF
The Fund is a separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
Franklin Sustainable International Equity ETF
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at (800) DIAL BEN/342-5236.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Sustainable International Equity ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider each  Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

33320-SFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
U.S. Equity Index ETF
Financial Statements and Other Important Information
Semi-Annual  | September 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
September 30, 2025
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 10.3%
Diversified Telecommunication Services — 0.6%
AT&T Inc.	184,258	$5,203,446
Verizon Communications Inc.	108,417	4,764,927
Total Diversified Telecommunication Services		9,968,373
Entertainment — 1.7%
Electronic Arts Inc.	5,599	1,129,318
Liberty Media Corp.-Liberty Formula One, Class A Shares	509	48,467 *
Liberty Media Corp.-Liberty Formula One, Class C Shares	5,599	584,816 *
Live Nation Entertainment Inc.	3,563	582,194 *
Netflix Inc.	10,927	13,100,599 *
ROBLOX Corp., Class A Shares	15,779	2,185,707 *
Take-Two Interactive Software Inc.	4,072	1,052,042 *
Walt Disney Co.	46,319	5,303,525
Warner Bros. Discovery Inc.	58,535	1,143,189 *
Total Entertainment		25,129,857
Interactive Media & Services — 7.4%
Alphabet Inc., Class A Shares	149,646	36,378,943
Alphabet Inc., Class C Shares	130,304	31,735,539
Meta Platforms Inc., Class A Shares	55,990	41,117,936
Pinterest Inc., Class A Shares	15,270	491,236 *
Snap Inc., Class A Shares	27,486	211,917 *
Total Interactive Media & Services		109,935,571
Media — 0.4%
Charter Communications Inc., Class A Shares	2,545	700,142 *
Comcast Corp., Class A Shares	95,692	3,006,643
Fox Corp., Class A Shares	5,599	353,073
Fox Corp., Class B Shares	3,563	204,124
News Corp., Class A Shares	9,671	296,996
News Corp., Class B Shares	2,545	87,930
Omnicom Group Inc.	5,090	414,988
Trade Desk Inc., Class A Shares	11,707	573,760 *
Total Media		5,637,656
Wireless Telecommunication Services — 0.2%
T-Mobile US Inc.	10,689	2,558,733

Total Communication Services		153,230,190
Consumer Discretionary — 10.6%
Automobile Components — 0.0%††
Aptiv PLC	5,599	482,746 *
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

1

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobiles — 2.3%
Ford Motor Co.	100,782	$1,205,353
General Motors Co.	24,432	1,489,619
Tesla Inc.	72,278	32,143,472 *
Total Automobiles		34,838,444
Broadline Retail — 4.0%
Amazon.com Inc.	250,937	55,098,237 *
Coupang Inc.	31,558	1,016,168 *
eBay Inc.	12,216	1,111,045
MercadoLibre Inc.	1,197	2,797,317 *
Total Broadline Retail		60,022,767
Distributors — 0.1%
Genuine Parts Co.	3,563	493,832
Pool Corp.	1,018	315,651
Total Distributors		809,483
Hotels, Restaurants & Leisure — 1.9%
Airbnb Inc., Class A Shares	10,689	1,297,858 *
Booking Holdings Inc.	838	4,524,588
Carnival Corp.	27,995	809,335 *
Chipotle Mexican Grill Inc.	34,612	1,356,444 *
Darden Restaurants Inc.	3,054	581,359
Domino’s Pizza Inc.	1,018	439,481
DoorDash Inc., Class A Shares	9,162	2,491,972 *
Expedia Group Inc.	3,054	652,793
Flutter Entertainment PLC	4,070	1,033,780 *
Hilton Worldwide Holdings Inc.	5,599	1,452,605
Las Vegas Sands Corp.	8,144	438,066
Marriott International Inc., Class A Shares	6,108	1,590,768
McDonald’s Corp.	18,324	5,568,480
Royal Caribbean Cruises Ltd.	6,617	2,141,129
Starbucks Corp.	29,013	2,454,500
Yum! Brands Inc.	7,126	1,083,152
Total Hotels, Restaurants & Leisure		27,916,310
Household Durables — 0.3%
DR Horton Inc.	7,126	1,207,643
Garmin Ltd.	4,072	1,002,608
Lennar Corp., Class A Shares	5,599	705,698
NVR Inc.	68	546,357 *
PulteGroup Inc.	5,090	672,542
Total Household Durables		4,134,848
See Notes to Financial Statements.

2
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — 1.8%
AutoZone Inc.	434	$1,861,964 *
Best Buy Co. Inc.	5,090	384,906
Burlington Stores Inc.	1,527	388,622 *
Carvana Co.	3,563	1,344,106 *
Home Depot Inc.	25,450	10,312,085
Lowe’s Cos. Inc.	14,252	3,581,670
O’Reilly Automotive Inc.	21,887	2,359,637 *
Ross Stores Inc.	8,144	1,241,064
TJX Cos. Inc.	28,504	4,119,968
Tractor Supply Co.	13,234	752,618
Ulta Beauty Inc.	1,018	556,592 *
Total Specialty Retail		26,903,232
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.	4,072	412,779 *
Lululemon Athletica Inc.	2,545	452,832 *
NIKE Inc., Class B Shares	29,013	2,023,076
Total Textiles, Apparel & Luxury Goods		2,888,687

Total Consumer Discretionary		157,996,517
Consumer Staples — 4.8%
Beverages — 1.0%
Brown-Forman Corp., Class A Shares	1,018	27,395
Brown-Forman Corp., Class B Shares	7,635	206,756
Coca-Cola Co.	100,273	6,650,105
Constellation Brands Inc., Class A Shares	4,072	548,376
Keurig Dr Pepper Inc.	31,049	792,060
Molson Coors Beverage Co., Class B Shares	4,581	207,290
Monster Beverage Corp.	17,815	1,199,128 *
PepsiCo Inc.	35,121	4,932,393
Total Beverages		14,563,503
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	11,198	10,365,205
Dollar General Corp.	5,599	578,657
Dollar Tree Inc.	5,090	480,343 *
Kroger Co.	15,779	1,063,662
Sysco Corp.	12,216	1,005,865
Target Corp.	11,707	1,050,118
Walmart Inc.	110,962	11,435,744
Total Consumer Staples Distribution & Retail		25,979,594
Food Products — 0.5%
Archer-Daniels-Midland Co.	11,707	699,376
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

3

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
Campbell’s Co.	5,090	$160,742
Conagra Brands Inc.	12,216	223,675
General Mills Inc.	14,252	718,586
Hershey Co.	4,072	761,668
Hormel Foods Corp.	7,635	188,890
JM Smucker Co.	2,545	276,387
Kellanova	7,126	584,474
Kraft Heinz Co.	22,396	583,192
McCormick & Co. Inc., Non Voting Shares	6,617	442,743
Mondelez International Inc., Class A Shares	33,085	2,066,820
Tyson Foods Inc., Class A Shares	7,126	386,942
Total Food Products		7,093,495
Household Products — 0.9%
Church & Dwight Co. Inc.	6,108	535,244
Clorox Co.	3,054	376,559
Colgate-Palmolive Co.	20,869	1,668,268
Kimberly-Clark Corp.	8,653	1,075,914
Procter & Gamble Co.	60,571	9,306,734
Total Household Products		12,962,719
Personal Care Products — 0.1%
Estee Lauder Cos. Inc., Class A Shares	6,108	538,237
Kenvue Inc.	44,283	718,713
Total Personal Care Products		1,256,950
Tobacco — 0.6%
Altria Group Inc.	43,265	2,858,086
Philip Morris International Inc.	40,211	6,522,224
Total Tobacco		9,380,310

Total Consumer Staples		71,236,571
Energy — 2.9%
Energy Equipment & Services — 0.2%
Baker Hughes Co.	25,450	1,239,924
Halliburton Co.	22,396	550,941
Schlumberger NV	38,175	1,312,075
Total Energy Equipment & Services		3,102,940
Oil, Gas & Consumable Fuels — 2.7%
Cheniere Energy Inc.	5,599	1,315,653
Chevron Corp.	49,026	7,613,248
ConocoPhillips	32,067	3,033,218
Coterra Energy Inc.	19,342	457,438
Devon Energy Corp.	15,779	553,212
See Notes to Financial Statements.

4
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Diamondback Energy Inc.	5,090	$728,379
EOG Resources Inc.	14,252	1,597,934
EQT Corp.	15,270	831,146
Expand Energy Corp.	5,599	594,838
Exxon Mobil Corp.	109,435	12,338,796
Gazprom PJSC	15,428	0 *(a)(b)(c)
Kinder Morgan Inc.	50,900	1,440,979
LUKOIL PJSC	516	0 *(a)(b)(c)
Marathon Petroleum Corp.	7,635	1,471,570
Occidental Petroleum Corp.	16,797	793,658
ONEOK Inc.	15,779	1,151,394
Phillips 66	10,689	1,453,918
Rosneft Oil Co. PJSC	1,154	0 *(a)(b)(c)
Surgutneftegas PAO	8,286	0 *(a)(b)(c)
Targa Resources Corp.	5,599	938,056
Tatneft PJSC	1,974	0 *(a)(b)(c)
Texas Pacific Land Corp.	509	475,223
Valero Energy Corp.	8,144	1,386,597
Williams Cos. Inc.	31,049	1,966,954
Total Oil, Gas & Consumable Fuels		40,142,211

Total Energy		43,245,151
Financials — 13.4%
Banks — 3.6%
Bank of America Corp.	175,096	9,033,203
Citigroup Inc.	47,337	4,804,705
Citizens Financial Group Inc.	11,198	595,286
East-West Bancorp Inc.	3,563	379,281
Fifth Third Bancorp	17,306	770,982
First Citizens BancShares Inc., Class A Shares	242	432,977
Huntington Bancshares Inc.	36,648	632,911
JPMorgan Chase & Co.	70,751	22,316,988
KeyCorp	24,941	466,147
M&T Bank Corp.	4,072	804,709
PNC Financial Services Group Inc.	10,180	2,045,467
Regions Financial Corp.	21,887	577,160
Truist Financial Corp.	33,085	1,512,646
US Bancorp	39,702	1,918,798
Wells Fargo & Co.	82,967	6,954,294
Total Banks		53,245,554
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

5

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — 3.4%
Ameriprise Financial Inc.	2,545	$1,250,231
Ares Management Corp., Class A Shares	5,090	813,840
Bank of New York Mellon Corp.	17,306	1,885,662
Blackrock Inc.	3,563	4,153,995
Blackstone Inc.	18,833	3,217,618
Carlyle Group Inc.	5,599	351,057
Charles Schwab Corp.	43,774	4,179,104
CME Group Inc.	9,162	2,475,481
Coinbase Global Inc., Class A Shares	5,090	1,717,824 *
FactSet Research Systems Inc.	1,018	291,647
Goldman Sachs Group Inc.	8,144	6,485,474
Intercontinental Exchange Inc.	14,761	2,486,933
KKR & Co. Inc.	17,306	2,248,915
LPL Financial Holdings Inc.	2,036	677,357
Moody’s Corp.	4,072	1,940,226
Morgan Stanley	31,558	5,016,460
MSCI Inc.	2,036	1,155,247
Nasdaq Inc.	10,180	900,421
Northern Trust Corp.	5,090	685,114
Raymond James Financial Inc.	4,581	790,681
Robinhood Markets Inc., Class A Shares	18,833	2,696,509 *
S&P Global Inc.	7,635	3,716,031
State Street Corp.	7,635	885,736
T. Rowe Price Group Inc.	5,599	574,681
Total Capital Markets		50,596,244
Consumer Finance — 0.6%
American Express Co.	14,252	4,733,944
Capital One Financial Corp.	16,409	3,488,225
Synchrony Financial	9,671	687,125
Total Consumer Finance		8,909,294
Financial Services — 4.0%
Apollo Global Management Inc.	11,707	1,560,192
Berkshire Hathaway Inc., Class B Shares	47,337	23,798,203 *
Block Inc.	14,252	1,029,992 *
Corebridge Financial Inc.	6,108	195,761
Corpay Inc.	1,527	439,868 *
Equitable Holdings Inc.	8,144	413,552
Fidelity National Information Services Inc.	13,743	906,214
Fiserv Inc.	13,743	1,771,885 *
Global Payments Inc.	6,108	507,453
See Notes to Financial Statements.

6
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Jack Henry & Associates Inc.	2,036	$303,222
Mastercard Inc., Class A Shares	21,378	12,160,020
PayPal Holdings Inc.	24,432	1,638,410 *
Visa Inc., Class A Shares	43,774	14,943,568
Total Financial Services		59,668,340
Insurance — 1.8%
Aflac Inc.	12,725	1,421,382
Allstate Corp.	6,617	1,420,339
American International Group Inc.	13,743	1,079,375
Aon PLC, Class A Shares	5,599	1,996,491
Arch Capital Group Ltd.	9,671	877,450
Arthur J Gallagher & Co.	6,617	2,049,550
Brown & Brown Inc.	7,126	668,348
Chubb Ltd.	9,671	2,729,640
Cincinnati Financial Corp.	4,072	643,783
Everest Group Ltd.	1,018	356,534
Fidelity National Financial Inc.	6,617	400,262
Hartford Insurance Group Inc.	7,126	950,537
Loews Corp.	4,581	459,887
Markel Group Inc.	283	540,915 *
Marsh & McLennan Cos. Inc.	12,725	2,564,469
MetLife Inc.	14,252	1,173,937
Principal Financial Group Inc.	5,599	464,213
Progressive Corp.	14,761	3,645,229
Prudential Financial Inc.	9,162	950,466
Reinsurance Group of America Inc.	1,527	293,383
Travelers Cos. Inc.	5,599	1,563,353
Willis Towers Watson PLC	2,545	879,170
WR Berkley Corp.	7,126	545,994
Total Insurance		27,674,707
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Annaly Capital Management Inc.	15,270	308,607

Total Financials		200,402,746
Health Care — 8.9%
Biotechnology — 1.7%
AbbVie Inc.	45,301	10,488,994
Alnylam Pharmaceuticals Inc.	3,054	1,392,624 *
Amgen Inc.	13,743	3,878,275
Biogen Inc.	3,563	499,105 *
BioMarin Pharmaceutical Inc.	5,090	275,674 *
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

7

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Gilead Sciences Inc.	32,067	$3,559,437
Incyte Corp.	4,072	345,346 *
Moderna Inc.	8,653	223,507 *
Regeneron Pharmaceuticals Inc.	2,545	1,430,977
Vertex Pharmaceuticals Inc.	6,617	2,591,482 *
Total Biotechnology		24,685,421
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	44,792	5,999,440
Align Technology Inc.	2,036	254,948 *
Baxter International Inc.	13,234	301,338
Becton Dickinson & Co.	7,635	1,429,043
Boston Scientific Corp.	38,175	3,727,025 *
Cooper Cos. Inc.	5,090	348,970 *
Dexcom Inc.	10,180	685,012 *
Edwards Lifesciences Corp.	15,270	1,187,548 *
GE HealthCare Technologies Inc.	11,707	879,196
Hologic Inc.	5,599	377,877 *
IDEXX Laboratories Inc.	2,036	1,300,780 *
Insulet Corp.	2,036	628,574 *
Intuitive Surgical Inc.	9,162	4,097,521 *
Medtronic PLC	33,085	3,151,015
ResMed Inc.	4,072	1,114,629
STERIS PLC	2,545	629,735
Stryker Corp.	9,162	3,386,917
Zimmer Biomet Holdings Inc.	5,090	501,365
Total Health Care Equipment & Supplies		30,000,933
Health Care Providers & Services — 1.6%
Cardinal Health Inc.	6,108	958,712
Cencora Inc.	4,581	1,431,700
Centene Corp.	12,216	435,867 *
Cigna Group	6,617	1,907,350
CVS Health Corp.	32,576	2,455,905
Elevance Health Inc.	5,599	1,809,149
HCA Healthcare Inc.	4,581	1,952,422
Humana Inc.	3,054	794,559
Labcorp Holdings Inc.	2,036	584,454
McKesson Corp.	3,054	2,359,337
Molina Healthcare Inc.	1,527	292,207 *
Quest Diagnostics Inc.	3,054	582,031
See Notes to Financial Statements.

8
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc.	23,414	$8,084,854
Total Health Care Providers & Services		23,648,547
Health Care Technology — 0.1%
Veeva Systems Inc., Class A Shares	4,072	1,213,090 *
Life Sciences Tools & Services — 0.8%
Agilent Technologies Inc.	7,126	914,622
Danaher Corp.	16,797	3,330,173
Illumina Inc.	4,072	386,718 *
IQVIA Holdings Inc.	4,581	870,115 *
Mettler-Toledo International Inc.	509	624,854 *
Revvity Inc.	3,054	267,683
Thermo Fisher Scientific Inc.	9,671	4,690,628
Waters Corp.	1,527	457,810 *
West Pharmaceutical Services Inc.	2,036	534,104
Total Life Sciences Tools & Services		12,076,707
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	52,427	2,364,458
Eli Lilly & Co.	20,360	15,534,680
Johnson & Johnson	62,098	11,514,211
Merck & Co. Inc.	62,607	5,254,606
Pfizer Inc.	145,574	3,709,226
Royalty Pharma PLC, Class A Shares	9,162	323,235
Zoetis Inc.	11,707	1,712,968
Total Pharmaceuticals		40,413,384

Total Health Care		132,038,082
Industrials — 8.3%
Aerospace & Defense — 2.2%
Axon Enterprise Inc.	2,036	1,461,115 *
Boeing Co.	19,342	4,174,584 *
General Dynamics Corp.	6,108	2,082,828
General Electric Co.	26,977	8,115,221
HEICO Corp.	1,018	328,631
HEICO Corp., Class A Shares	2,036	517,327
Howmet Aerospace Inc.	10,180	1,997,621
L3Harris Technologies Inc.	4,581	1,399,083
Lockheed Martin Corp.	5,090	2,540,979
Northrop Grumman Corp.	3,563	2,171,007
RTX Corp.	34,612	5,791,626
Textron Inc.	4,581	387,049
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

9

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Aerospace & Defense — continued
TransDigm Group Inc.	1,342	$1,768,783
Total Aerospace & Defense		32,735,854
Air Freight & Logistics — 0.2%
Expeditors International of Washington Inc.	3,563	436,788
FedEx Corp.	5,599	1,320,300
United Parcel Service Inc., Class B Shares	18,833	1,573,121
Total Air Freight & Logistics		3,330,209
Building Products — 0.5%
Allegion PLC	2,036	361,085
Builders FirstSource Inc.	3,054	370,297 *
Carrier Global Corp.	20,360	1,215,492
Johnson Controls International PLC	16,797	1,846,830
Lennox International Inc.	1,018	538,888
Masco Corp.	5,599	394,114
Owens Corning	2,036	288,013
Trane Technologies PLC	5,599	2,362,554
Total Building Products		7,377,273
Commercial Services & Supplies — 0.5%
Cintas Corp.	8,653	1,776,115
Copart Inc.	21,378	961,368 *
Republic Services Inc.	5,090	1,168,053
Rollins Inc.	7,635	448,480
Veralto Corp.	6,108	651,174
Waste Management Inc.	9,671	2,135,647
Total Commercial Services & Supplies		7,140,837
Construction & Engineering — 0.1%
Quanta Services Inc.	3,563	1,476,579
Electrical Equipment — 0.9%
AMETEK Inc.	6,108	1,148,304
Eaton Corp. PLC	10,180	3,809,865
Emerson Electric Co.	14,252	1,869,577
GE Vernova Inc.	7,126	4,381,778
Hubbell Inc.	1,527	657,083
Rockwell Automation Inc.	3,054	1,067,465
Vertiv Holdings Co., Class A Shares	9,671	1,458,967
Total Electrical Equipment		14,393,039
Ground Transportation — 0.9%
CSX Corp.	48,355	1,717,086
J.B. Hunt Transport Services Inc.	2,036	273,170
Norfolk Southern Corp.	5,599	1,681,996
See Notes to Financial Statements.

10
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Ground Transportation — continued
Old Dominion Freight Line Inc.	4,581	$644,913
Uber Technologies Inc.	51,918	5,086,406 *
Union Pacific Corp.	15,270	3,609,370
Total Ground Transportation		13,012,941
Industrial Conglomerates — 0.4%
3M Co.	13,743	2,132,639
Honeywell International Inc.	16,288	3,428,624
Total Industrial Conglomerates		5,561,263
Machinery — 1.5%
Caterpillar Inc.	12,216	5,828,864
CNH Industrial NV	22,905	248,519
Cummins Inc.	3,563	1,504,904
Deere & Co.	6,617	3,025,690
Dover Corp.	3,563	594,415
Fortive Corp.	8,653	423,911
IDEX Corp.	2,036	331,379
Illinois Tool Works Inc.	7,635	1,990,903
Ingersoll Rand Inc.	10,180	841,072
Otis Worldwide Corp.	10,180	930,757
PACCAR Inc.	13,234	1,301,167
Parker-Hannifin Corp.	3,054	2,315,390
Pentair PLC	4,072	451,015
Snap-on Inc.	1,527	529,151
Westinghouse Air Brake Technologies Corp.	4,581	918,353
Xylem Inc.	6,108	900,930
Total Machinery		22,136,420
Passenger Airlines — 0.1%
Delta Air Lines Inc.	16,797	953,230
Southwest Airlines Co.	11,707	373,570
United Airlines Holdings Inc.	8,144	785,896 *
Total Passenger Airlines		2,112,696
Professional Services — 0.6%
Automatic Data Processing Inc.	10,180	2,987,830
Booz Allen Hamilton Holding Corp.	3,054	305,247
Broadridge Financial Solutions Inc.	3,054	727,371
Equifax Inc.	3,054	783,443
Jacobs Solutions Inc.	3,054	457,672
Leidos Holdings Inc.	3,054	577,084
Paychex Inc.	8,144	1,032,334
Paycom Software Inc.	1,527	317,830
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

11

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — continued
SS&C Technologies Holdings Inc.	5,599	$496,967
TransUnion	5,090	426,440
Verisk Analytics Inc.	3,563	896,130
Total Professional Services		9,008,348
Trading Companies & Distributors — 0.4%
Fastenal Co.	29,522	1,447,759
Ferguson Enterprises Inc.	5,090	1,143,112
United Rentals Inc.	1,527	1,457,766
W.W. Grainger Inc.	1,153	1,098,763
Watsco Inc.	1,018	411,577
Total Trading Companies & Distributors		5,558,977

Total Industrials		123,844,436
Information Technology — 34.6%
Communications Equipment — 0.9%
Arista Networks Inc.	26,468	3,856,652 *
Cisco Systems Inc.	101,800	6,965,156
F5 Inc.	1,527	493,511 *
Motorola Solutions Inc.	4,072	1,862,085
Total Communications Equipment		13,177,404
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A Shares	31,558	3,905,302
CDW Corp.	3,563	567,515
Corning Inc.	19,342	1,586,624
Flex Ltd.	9,162	531,121 *
Keysight Technologies Inc.	4,581	801,309 *
TE Connectivity PLC	7,635	1,676,112
Teledyne Technologies Inc.	1,018	596,589 *
Trimble Inc.	6,108	498,718 *
Zebra Technologies Corp., Class A Shares	1,527	453,763 *
Total Electronic Equipment, Instruments & Components		10,617,053
IT Services — 1.2%
Accenture PLC, Class A Shares	15,779	3,891,101
Akamai Technologies Inc.	3,563	269,933 *
Cloudflare Inc., Class A Shares	7,635	1,638,395 *
Cognizant Technology Solutions Corp., Class A Shares	12,725	853,466
Gartner Inc.	2,036	535,203 *
GoDaddy Inc., Class A Shares	3,563	487,525 *
International Business Machines Corp.	23,923	6,750,114
MongoDB Inc.	2,036	631,934 *
Okta Inc.	4,072	373,402 *
See Notes to Financial Statements.

12
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
Snowflake Inc., Class A Shares	8,144	$1,836,879 *
Twilio Inc., Class A Shares	3,563	356,621 *
VeriSign Inc.	2,036	569,204
Total IT Services		18,193,777
Semiconductors & Semiconductor Equipment — 13.4%
Advanced Micro Devices Inc.	41,738	6,752,791 *
Analog Devices Inc.	12,725	3,126,533
Applied Materials Inc.	20,869	4,272,719
Broadcom Inc.	118,597	39,126,336
Entegris Inc.	4,072	376,497
First Solar Inc.	2,545	561,249 *
Intel Corp.	111,980	3,756,929
KLA Corp.	3,563	3,843,052
Lam Research Corp.	32,488	4,350,143
Marvell Technology Inc.	21,887	1,840,040
Microchip Technology Inc.	13,743	882,575
Micron Technology Inc.	29,013	4,854,455
Monolithic Power Systems Inc.	1,018	937,212
NVIDIA Corp.	605,201	112,918,403
NXP Semiconductors NV	6,108	1,390,975
ON Semiconductor Corp.	10,689	527,075 *
QUALCOMM Inc.	27,995	4,657,248
Teradyne Inc.	4,072	560,470
Texas Instruments Inc.	23,414	4,301,854
Total Semiconductors & Semiconductor Equipment		199,036,556
Software — 11.5%
Adobe Inc.	11,198	3,950,094 *
AppLovin Corp., Class A Shares	5,599	4,023,105 *
Atlassian Corp., Class A Shares	4,072	650,298 *
Autodesk Inc.	5,599	1,778,634 *
Bentley Systems Inc., Class B Shares	3,563	183,423
Cadence Design Systems Inc.	7,126	2,503,079 *
CrowdStrike Holdings Inc., Class A Shares	6,108	2,995,241 *
Datadog Inc., Class A Shares	7,635	1,087,224 *
DocuSign Inc.	5,090	366,938 *
Dynatrace Inc.	7,635	369,916 *
Fair Isaac Corp.	606	906,897 *
Fortinet Inc.	16,797	1,412,292 *
Gen Digital Inc.	14,761	419,065
HubSpot Inc.	1,527	714,331 *
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

13

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
Intuit Inc.	7,126	$4,866,417
Microsoft Corp.	191,384	99,127,343
Oracle Corp.	41,738	11,738,395
Palantir Technologies Inc., Class A Shares	55,990	10,213,696 *
Palo Alto Networks Inc.	17,306	3,523,848 *
PTC Inc.	3,054	620,023 *
Roper Technologies Inc.	2,545	1,269,166
Salesforce Inc.	23,923	5,669,751
ServiceNow Inc.	5,272	4,851,716 *
Strategy Inc.	6,617	2,132,063 *
Synopsys Inc.	4,748	2,342,616 *
Tyler Technologies Inc.	1,018	532,577 *
Workday Inc., Class A Shares	5,599	1,347,847 *
Zoom Communications Inc., Class A Shares	6,108	503,910 *
Zscaler Inc.	2,545	762,635 *
Total Software		170,862,540
Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	381,750	97,205,003
Dell Technologies Inc., Class C Shares	8,144	1,154,575
Hewlett Packard Enterprise Co.	33,594	825,069
HP Inc.	24,432	665,283
NetApp Inc.	5,090	602,961
Seagate Technology Holdings PLC	5,090	1,201,545
Super Micro Computer Inc.	13,743	658,840 *
Western Digital Corp.	8,653	1,038,879
Total Technology Hardware, Storage & Peripherals		103,352,155

Total Information Technology		515,239,485
Materials — 1.9%
Chemicals — 1.0%
Air Products & Chemicals Inc.	5,599	1,526,959
CF Industries Holdings Inc.	4,072	365,258
Corteva Inc.	17,815	1,204,829
Dow Inc.	17,815	408,498
DuPont de Nemours Inc.	10,689	832,673
Ecolab Inc.	6,617	1,812,132
International Flavors & Fragrances Inc.	6,617	407,210
Linde PLC	12,216	5,802,600
LyondellBasell Industries NV, Class A Shares	6,617	324,498
PhosAgro PJSC, GDR	2	0 *(a)(b)(c)
PhosAgro PJSC, Russian Stock Exchange	73	0 *(a)(b)(c)
See Notes to Financial Statements.

14
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
PPG Industries Inc.	5,599	$588,511
Sherwin-Williams Co.	6,108	2,114,956
Westlake Corp.	1,018	78,447
Total Chemicals		15,466,571
Construction Materials — 0.3%
Amrize Ltd.	12,725	617,544 *
CRH PLC	17,303	2,074,630
Martin Marietta Materials Inc.	1,527	962,437
Vulcan Materials Co.	3,563	1,096,050
Total Construction Materials		4,750,661
Containers & Packaging — 0.2%
Amcor PLC	58,535	478,816
Avery Dennison Corp.	2,036	330,178
Ball Corp.	6,617	333,629
Crown Holdings Inc.	3,054	294,986
International Paper Co.	13,234	614,058
Packaging Corp. of America	2,036	443,706
Smurfit WestRock PLC	13,234	563,371
Total Containers & Packaging		3,058,744
Metals & Mining — 0.4%
Alrosa PJSC	3,584	0 *(a)(b)(c)
Freeport-McMoRan Inc.	36,139	1,417,372
GMK Norilskiy Nickel PAO	10,000	0 *(a)(b)(c)
Newmont Corp.	27,995	2,360,259
Novolipetsk Steel PJSC	2,272	0 *(a)(b)(c)
Nucor Corp.	6,108	827,206
Polyus PJSC	500	0 *(a)(b)(c)
Severstal PAO	392	0 *(a)(b)(c)
Southern Copper Corp.	2,564	311,167
Steel Dynamics Inc.	3,563	496,789
United Co. RUSAL International PJSC	1,714	0 *(a)(b)(c)
Total Metals & Mining		5,412,793

Total Materials		28,688,769
Real Estate — 1.9%
Diversified REITs — 0.0%††
WP Carey Inc.	5,599	378,324
Health Care REITs — 0.3%
Alexandria Real Estate Equities Inc.	4,072	339,360
Healthpeak Properties Inc.	18,324	350,905
Ventas Inc.	11,198	783,748
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

15

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care REITs — continued
Welltower Inc.	17,306	$3,082,891
Total Health Care REITs		4,556,904
Industrial REITs — 0.2%
Lineage Inc.	2,036	78,671
Prologis Inc.	23,923	2,739,662
Total Industrial REITs		2,818,333
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A Shares	7,635	1,202,970 *
CoStar Group Inc.	10,180	858,887 *
Zillow Group Inc., Class A Shares	1,527	113,670 *
Zillow Group Inc., Class C Shares	4,581	352,966 *
Total Real Estate Management & Development		2,528,493
Residential REITs — 0.2%
AvalonBay Communities Inc.	3,563	688,265
Camden Property Trust	2,545	271,755
Equity LifeStyle Properties Inc.	5,090	308,963
Equity Residential	8,653	560,109
Essex Property Trust Inc.	1,527	408,717
Invitation Homes Inc.	14,761	432,940
Mid-America Apartment Communities Inc.	3,054	426,735
Sun Communities Inc.	3,054	393,966
UDR Inc.	7,635	284,480
Total Residential REITs		3,775,930
Retail REITs — 0.2%
Kimco Realty Corp.	17,306	378,136
Realty Income Corp.	22,396	1,361,453
Regency Centers Corp.	4,072	296,849
Simon Property Group Inc.	8,144	1,528,384
Total Retail REITs		3,564,822
Specialized REITs — 0.8%
American Tower Corp.	12,216	2,349,381
Crown Castle Inc.	10,689	1,031,382
Digital Realty Trust Inc.	8,144	1,407,935
Equinix Inc.	2,545	1,993,346
Extra Space Storage Inc.	5,090	717,384
Iron Mountain Inc.	7,635	778,312
Public Storage	4,072	1,176,197
SBA Communications Corp.	2,545	492,076
VICI Properties Inc.	26,977	879,720
See Notes to Financial Statements.

16
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialized REITs — continued
Weyerhaeuser Co.	17,815	$441,634
Total Specialized REITs		11,267,367

Total Real Estate		28,890,173
Utilities — 2.3%
Electric Utilities — 1.5%
Alliant Energy Corp.	6,617	446,052
American Electric Power Co. Inc.	13,234	1,488,825
Constellation Energy Corp.	8,144	2,679,946
Duke Energy Corp.	19,851	2,456,561
Edison International	9,671	534,613
Entergy Corp.	11,707	1,090,975
Evergy Inc.	6,108	464,330
Eversource Energy	9,162	651,785
Exelon Corp.	25,959	1,168,415
FirstEnergy Corp.	13,234	606,382
Inter RAO UES PJSC	53,546	0 *(a)(b)(c)
NextEra Energy Inc.	52,936	3,996,139
NRG Energy Inc.	5,090	824,325
PG&E Corp.	55,481	836,653
PPL Corp.	17,815	662,005
Southern Co.	28,504	2,701,324
Xcel Energy Inc.	14,761	1,190,475
Total Electric Utilities		21,798,805
Gas Utilities — 0.0%††
Atmos Energy Corp.	4,072	695,294
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	8,653	1,695,296
Multi-Utilities — 0.6%
Ameren Corp.	7,126	743,812
CenterPoint Energy Inc.	16,797	651,724
CMS Energy Corp.	7,635	559,340
Consolidated Edison Inc.	9,162	920,964
Dominion Energy Inc.	21,887	1,338,828
DTE Energy Co.	5,090	719,879
NiSource Inc.	11,707	506,913
Public Service Enterprise Group Inc.	12,725	1,062,028
Sempra	16,797	1,511,394
WEC Energy Group Inc.	8,144	933,221
Total Multi-Utilities		8,948,103
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

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Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Water Utilities — 0.1%
American Water Works Co. Inc.		5,090	$708,477

Total Utilities			33,845,975
Total Common Stocks (Cost — $1,107,170,830)			1,488,658,095
	Rate
Preferred Stocks — 0.0%††
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Surgutneftegas PAO (Cost — $6,128)	—	10,688	0 *(a)(b)(c)
Total Investments before Short-Term Investments (Cost — $1,107,176,958)			1,488,658,095

Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $927,177)	4.032%	927,177	927,177 (d)(e)(f)
Total Investments — 99.9% (Cost — $1,108,104,135)			1,489,585,272
Other Assets in Excess of Liabilities — 0.1%			778,777
Total Net Assets — 100.0%			$1,490,364,049

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated
Companies was $927,177 and the cost was $927,177 (Note 6).

(f)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
GDR	—	Global Depositary Receipts
PJSC	—	Private Joint Stock Company
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	3	12/25	$1,000,214	$1,010,813	$10,599
See Notes to Financial Statements.

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Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
September 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $1,107,176,958)	$1,488,658,095
Investments in affiliated securities, at value (Cost — $927,177)	927,177
Foreign currency, at value (Cost — $130)	93
Cash	134,988
Dividends receivable from unaffiliated investments	606,144
Deposits with brokers for open futures contracts	62,782
Dividends receivable from affiliated investments	5,686
Receivable from brokers — net variation margin on open futures contracts	3,808
Total Assets	1,490,398,773
Liabilities:
Investment management fee payable	34,724
Total Liabilities	34,724
Total Net Assets	$1,490,364,049
Net Assets:
Paid-in capital	$1,037,046,046
Total distributable earnings (loss)	453,318,003
Total Net Assets	$1,490,364,049
Shares Outstanding	25,450,000
Net Asset Value	$58.56
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

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Statement of Operations (unaudited)
For the Six Months Ended September 30, 2025

Investment Income:
Dividends from unaffiliated investments	$8,052,261
Dividends from affiliated investments	27,126
Less: Foreign taxes withheld	(1,784)
Total Investment Income	8,077,603
Expenses:
Investment management fee (Note 2)	189,793
Total Expenses	189,793
Less: Fee waivers and/or expense reimbursements (Note 2)	(452)
Net Expenses	189,341
Net Investment Income	7,888,262
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	80,840,656
Futures contracts	148,347
Foreign currency transactions	426
Net Realized Gain	80,989,429
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	139,587,887
Futures contracts	(8,077)
Foreign currencies	381
Change in Net Unrealized Appreciation (Depreciation)	139,580,191
Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	220,569,620
Increase in Net Assets From Operations	$228,457,882
See Notes to Financial Statements.

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Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$7,888,262	$14,917,216
Net realized gain	80,989,429	54,772,611
Change in net unrealized appreciation (depreciation)	139,580,191	13,414,002
Increase in Net Assets From Operations	228,457,882	83,103,829
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(7,655,278)	(15,125,452)
Decrease in Net Assets From Distributions to Shareholders	(7,655,278)	(15,125,452)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (6,050,000 and 4,450,000 shares issued, respectively)	313,550,825	224,011,018
Cost of shares repurchased (5,650,000 and 3,400,000 shares repurchased, respectively)	(270,379,062)	(166,766,131)
Increase in Net Assets From Fund Share Transactions	43,171,763	57,244,887
Increase in Net Assets	263,974,367	125,223,264
Net Assets:
Beginning of period	1,226,389,682	1,101,166,418
End of period	$1,490,364,049	$1,226,389,682
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

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Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$48.96	$45.88	$35.70	$40.04	$37.65	$26.77
Income (loss) from operations:
Net investment income	0.33	0.63	0.60	0.59	1.05	0.81
Net realized and unrealized gain (loss)	9.59	3.09	10.15	(4.10)	2.34	10.97
Total income (loss) from operations	9.92	3.72	10.75	(3.51)	3.39	11.78
Less distributions from:
Net investment income	(0.32)	(0.64)	(0.57)	(0.83)	(1.00)	(0.90)
Total distributions	(0.32)	(0.64)	(0.57)	(0.83)	(1.00)	(0.90)
Net asset value, end of period	$58.56	$48.96	$45.88	$35.70	$40.04	$37.65
Total return, based on NAV[3]	20.29%	8.10%	30.34%	(8.63)%	9.00%	44.55%
Net assets, end of period (000s)	$1,490,364	$1,226,390	$1,101,166	$681,913	$16,014	$15,059
Ratios to average net assets:
Gross expenses	0.03%[4]	0.03%	0.03%	0.03%	0.35%	0.35%
Net expenses	0.03 [4,5]	0.03 [5]	0.03 [5]	0.03 [5]	0.35 [5]	0.34
Net investment income	1.25 [4]	1.29	1.51	1.73	2.63	2.45
Portfolio turnover rate[6]	1%	3%	4%	6%	24%	32%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin U.S. Equity Index ETF (the “Fund”) is a separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

23

Notes to Financial Statements (unaudited) (cont’d)
risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market

24
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Energy	$43,245,151	—	$0 *	$43,245,151
Materials	28,688,769	—	0 *	28,688,769
Utilities	33,845,975	—	0 *	33,845,975
Other Common Stocks	1,382,878,200	—	—	1,382,878,200
Preferred Stocks	—	—	0 *	0*
Total Long-Term Investments	1,488,658,095	—	0 *	1,488,658,095
Short-Term Investments†	927,177	—	—	927,177
Total Investments	$1,489,585,272	—	$0 *	$1,489,585,272
Other Financial Instruments:
Futures Contracts††	$10,599	—	—	$10,599
Total	$1,489,595,871	—	$0 *	$1,489,595,871
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

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Notes to Financial Statements (unaudited) (cont’d)

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

26
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Securities lending. The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc. (“Franklin Advisers”), an affiliate of the Fund. These securities received as collateral are held in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statement of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

27

Notes to Financial Statements (unaudited) (cont’d)
received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(h) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

28
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

(k) Guarantees and indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisory Services, LLC (“FASL”) is the Fund’s investment manager. Franklin Templeton Institutional, LLC (“FT Institutional”) is the Fund’s subadviser. Franklin Templeton Services, LLC (“Franklin Templeton Services”) is the Fund’s Administrative manager. FASL, FT Institutional and Franklin Templeton Services are subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under an agreement with FASL, Franklin Templeton Services provides administrative services to the Fund. The fee is paid by FASL based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
Under a subadvisory agreement, FT Institutional provides subadvisory services to the Fund. The subadvisory fee is paid by FASL based on the Fund’s average daily net assets and is not an additional expense of the Fund.
The Fund pays a unified management fee to FASL whereby FASL has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement.
During the six months ended September 30, 2025, fees waived and/or expenses reimbursed amounted to $452, all of which was an affiliated money market fund waiver.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

29

Notes to Financial Statements (unaudited) (cont’d)
annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$18,655,743
Sales	17,473,809
During the six months ended September 30, 2025, in-kind transactions (Note 5)) were as follows:

Contributions	$311,542,682
Redemptions	268,562,293
Realized gain (loss)*	83,247,879

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At September 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,108,340,453	$419,769,189	$(38,524,370)	$381,244,819
Futures contracts	—	10,599	—	10,599

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Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$10,599

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$148,347

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(8,077)
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$1,002,098

*	Based on the average of the market values at each month-end during the period.
5. Fund share transactions
At September 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

31

Notes to Financial Statements (unaudited) (cont’d)
payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended September 30, 2025. The following transactions were effected in such company for the six months ended September 30, 2025.

	Affiliate Value at March 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$1,318,013	$12,651,879	12,651,879	$13,042,715	13,042,715
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	820,000	820,000	820,000	820,000
	$1,318,013	$13,471,879		$13,862,715

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	$27,126	—	$927,177
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	—	—	—
	—	$27,126	—	$927,177

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

32
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

7. Capital loss carryforward
As of March 31, 2025, the Fund had a capital loss carryforwards of $10,193,118, which have no expiration date, that will be available to offset future taxable capital gains.
8. Concentration of risk
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At March 31, 2023, of its net assets invested in securities with significant economic risk or exposure to Russia.
9. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

33

Notes to Financial Statements (unaudited) (cont’d)
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

34
Franklin U.S. Equity Index ETF 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
Franklin U.S. Equity Index ETF

35

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting held on May 21, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Advisory Services, LLC (FAS) and the Trust, on behalf of the Fund and (ii) the investment sub-advisory agreement between FAS and Franklin Templeton Institutional, LLC (FT Institutional), an affiliate of FAS, on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. FAS and FT Institutional are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications,

36
Franklin U.S. Equity Index ETF

background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of acquired third-party fund families into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), each Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board noted that, in light of the Funds’ use of a “passive” or indexing investment approach, management evaluates each Fund based on its tracking error against a specified benchmark. The Board also noted that management did not provide peer fund performance analyses typically prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as the Fund is a pure-index exchange-traded fund as opposed to active or smart beta funds. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution. The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program.
Franklin U.S. Equity Index ETF

37

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board then noted that for the one-year period ended December 31, 2024, the Fund’s tracking error was within the tolerance anticipated for the Fund. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio, noting that the Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
The Expense Group for the Fund was comprised of pure-index exchange-traded funds, which included the Fund, seven other large-cap core funds, and two multi-cap core funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were equal to the medians of its Expense Group. The Board further noted that the Fund has implemented a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement FAS reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 fees, (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board noted that FT Institutional is paid by FAS out of the Unified Fee FAS receives from the Fund and that the allocation of the fee between FAS and FT Institutional reflected the services provided by each Manager to the Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to FT Institutional are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of the Fund. In this respect, the

38
Franklin U.S. Equity Index ETF

Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2024 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager, but over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that the Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of FAS’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the Fund will generate significant, if any, profit for FAS and/or its affiliates for some time. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint
Franklin U.S. Equity Index ETF

39

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that, as of December 31, 2024, the Fund’s net assets were approximately $1.23 billion. The Board also noted management’s representation that for the fiscal year ended September 30, 2024, the Fund did not experience a profit. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

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Franklin U.S. Equity Index ETF

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Franklin
U.S. Equity Index ETF
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisory Services, LLC
Subadviser
Franklin Templeton Institutional, LLC
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Franklin U.S. Equity Index ETF
The Fund is a separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
Franklin U.S. Equity Index ETF
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at (800) DIAL BEN/342-5236.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin U.S. Equity Index ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the  Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

USPX-SFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
FTSE Russia ETF
Financial Statements and Other Important Information
Semi-Annual  | September 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
September 30, 2025
 Franklin FTSE Russia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Rostelecom PJSC	165,056	$0 *(a)(b)
Wireless Telecommunication Services — 0.0%††
Mobile TeleSystems PJSC	147,584	0 *(a)(b)
Sistema AFK PAO	499,664	0 *(a)(b)
Total Wireless Telecommunication Services		0

Total Communication Services		0
Consumer Discretionary — 0.0%††
Specialty Retail — 0.0%††
M.Video PJSC	8,000	0 *(a)(b)

Consumer Staples — 0.0%††
Consumer Staples Distribution & Retail — 0.0%††
Magnit PJSC	8,112	0 *(a)(b)

Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Gazprom PJSC	981,872	0 *(a)(b)
LUKOIL PJSC	36,048	0 *(a)(b)
Novatek PJSC	47,472	0 *(a)(b)
Rosneft Oil Co. PJSC	92,320	0 *(a)(b)
Sovcomflot PJSC	72,128	0 *(a)(b)
Surgutneftegas PAO	634,480	0 *(a)(b)
Tatneft PJSC	105,552	0 *(a)(b)

Total Energy		0
Financials — 0.0%††
Banks — 0.0%††
Credit Bank of Moscow PJSC	2,127,840	0 *(a)(b)
Sberbank of Russia PJSC	959,968	0 *(a)(b)
VTB Bank PJSC	177,271	0 *(a)(b)
Total Banks		0
Capital Markets — 0.0%††
Moscow Exchange MICEX-RTS PJSC	253,248	0 *(a)(b)

Total Financials		0
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Aeroflot PJSC	174,496	0 *(a)(b)

Materials — 0.0%††
Chemicals — 0.0%††
PhosAgro PJSC, Russian Stock Exchange	6,208	0 *(a)(b)
See Notes to Financial Statements.
Franklin FTSE Russia ETF 2025 Semi-Annual Report

1

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin FTSE Russia ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Metals & Mining — 0.0%††
Alrosa PJSC		361,232	$0 *(a)(b)
GMK Norilskiy Nickel PAO		288,800	0 *(a)(b)
Magnitogorsk Iron & Steel Works PJSC		370,640	0 *(a)(b)
Novolipetsk Steel PJSC		200,944	0 *(a)(b)
Polyus PJSC		35,040	0 *(a)(b)
Raspadskaya OJSC		10,720	0 *(a)(b)
Severstal PAO		27,744	0 *(a)(b)
United Co. RUSAL International PJSC		447,600	0 *(a)(b)
Total Metals & Mining			0
Paper & Forest Products — 0.0%††
Segezha Group PJSC		666,096	0 *(a)(b)(c)

Total Materials			0
Utilities — 0.0%††
Electric Utilities — 0.0%††
Federal Grid Co. - Rosseti PJSC		80,095,477	0 *(a)(b)
Inter RAO UES PJSC		6,229,280	0 *(a)(b)
Mosenergo PJSC		1,418,704	0 *(a)(b)
RusHydro PJSC		20,149,712	0 *(a)(b)
Total Electric Utilities			0
Independent Power and Renewable Electricity Producers — 0.0%††
Unipro PAO		1,811,376	0 *(a)(b)

Total Utilities			0
Total Common Stocks (Cost — $21,363,101)			0
	Rate
Preferred Stocks — 0.0%††
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Bashneft PJSC	—	3,392	0 *(a)(b)
Surgutneftegas PAO	—	682,080	0 *(a)(b)
Tatneft PJSC	—	10,416	0 *(a)(b)
Transneft PJSC	—	27,600	0 *(a)(b)

Total Preferred Stocks (Cost — $1,113,686)			0
Total Investments — 0.0%†† (Cost — $22,476,787)			0
Other Assets in Excess of Liabilities — 100.0%			4,870
Total Net Assets — 100.0%			$4,870

See Notes to Financial Statements.

2
Franklin FTSE Russia ETF 2025 Semi-Annual Report

 Franklin FTSE Russia ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:
OJSC	—	Open Joint Stock Company
PJSC	—	Private Joint Stock Company
See Notes to Financial Statements.
Franklin FTSE Russia ETF 2025 Semi-Annual Report

3

Statement of Assets and Liabilities (unaudited)
September 30, 2025

Assets:
Investments, at value (Cost — $22,476,787)	—
Cash	$4,788
Dividends receivable from affiliated investments	82
Total Assets	4,870
Liabilities:
Total Liabilities	—
Total Net Assets	$4,870
Net Assets:
Paid-in capital	$23,214,795
Total distributable earnings (loss)	(23,209,925)
Total Net Assets	$4,870
Shares Outstanding	800,000
Net Asset Value	$0.01 [1]

[1]	Actual amount less than $0.01 per share. Amount shown reflects effect of rounding.
See Notes to Financial Statements.

4
Franklin FTSE Russia ETF 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended September 30, 2025

Investment Income:
Interest	$35
Expenses:
Investment management fee (Note 2)	5
Total Expenses	5
Less: Fee waivers and/or expense reimbursements (Note 2)	(5)
Net Expenses	—
Net Investment Income	35
Increase in Net Assets From Operations	$35
See Notes to Financial Statements.
Franklin FTSE Russia ETF 2025 Semi-Annual Report

5

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$35	$72
Increase in Net Assets From Operations	35	72
Increase in Net Assets	35	72
Net Assets:
Beginning of period	4,835	4,763
End of period	$4,870	$4,835
See Notes to Financial Statements.

6
Franklin FTSE Russia ETF 2025 Semi-Annual Report

Statement of Cash Flows (unaudited)
For the Six Months Ended September 30, 2025

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$35
Net Cash Provided in Operating Activities	35
Net Increase in Cash and Restricted Cash	35
Cash and restricted cash at beginning of period	4,753
Cash and restricted cash at end of period	$4,788
See Notes to Financial Statements.
Franklin FTSE Russia ETF 2025 Semi-Annual Report

7

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$0.01	$0.01	$0.01	— [3]	$26.98	$18.91
Income (loss) from operations:
Net investment income	0.00	—	— [3]	— [3]	1.68	1.41
Net realized and unrealized gain (loss)	—	—	— [3]	0.01 [4]	(27.28)	8.34
Total income (loss) from operations	0.00	0.00	0.00 [3]	0.01 [4]	(25.60)	9.75
Less distributions from:
Net investment income	—	—	—	—	(1.38)	(1.68)
Total distributions	—	—	—	—	(1.38)	(1.68)
Net asset value, end of period	$0.01 [4]	$0.01 [4]	$0.01 [4]	$0.01 [4]	— [3]	$26.98
Total return, based on NAV[5]	0.76%[6]	1.65%[7]	1.52%[8]	73.56%[9]	(100.00)%	52.27%
Net assets, end of period (000s)	$5	$5	$5	$5	$3	$10,794
Ratios to average net assets:
Gross expenses	0.19%[10]	0.19%	0.19%	0.19%	0.19%	0.19%
Net expenses	0.00 [10,11]	0.00 [11]	0.00 [11]	0.00 [11]	0.19	0.19 [11]
Net investment income	1.42 [10]	1.52	1.52	49.38 [12]	6.19	6.02
Portfolio turnover rate[13]	0%	0%	0%	0%	20%	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]	Actual amount less than $0.01 per share. Amount shown reflects effect of rounding.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The amount shown above reflects the Fund’s unrounded NAV per share increasing from $0.006044 as of March 31, 2025 to $0.006087 as of September 30, 2025.
[7]	The amount shown above reflects the Fund’s unrounded NAV per share increasing from $0.005946 as of March 31, 2024 to $0.006044 as of March 31, 2025.
[8]	The amount shown above reflects the Fund’s unrounded NAV per share increasing from $0.005857 as of March 31, 2023 to $0.005946 as of March 31, 2024.
[9]	The amount shown above reflects the Fund’s unrounded NAV per share increasing from $0.003378 as of March 31, 2022 to $0.005857 as of March 31, 2023.
[10]	Annualized.
[11]	Reflects fee waivers and/or expense reimbursements.
[12]	47.52% of this amount represents income from refunds of foreign tax withheld included in net investment income.
[13]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

8
Franklin FTSE Russia ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin FTSE Russia ETF (the “Fund”) is a separate non-diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund seeks to provide the investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Franklin FTSE Russia ETF 2025 Semi-Annual Report

9

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

10
Franklin FTSE Russia ETF 2025 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	—	—	$0	$0
Consumer Discretionary	—	—	0	0
Consumer Staples	—	—	0	0
Energy	—	—	0	0
Financials	—	—	0	0
Industrials	—	—	0	0
Materials	—	—	0	0
Utilities	—	—	0	0
Preferred Stocks	—	—	0	0
Total Investments	—	—	$0 *	$0 *

†	See Schedule of Investments for additional detailed categorizations.
*	Includes financial instruments determined to have no value.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from
Franklin FTSE Russia ETF 2025 Semi-Annual Report

11

Notes to Financial Statements (unaudited) (cont’d)
changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders.  The Fund will not declare any dividends from net investment income during liquidation. The Fund will make one or more liquidating

12
Franklin FTSE Russia ETF 2025 Semi-Annual Report

distributions. Upon payment of the final liquidating distribution, it is anticipated that the Fund will be terminated. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
(h) Guarantees and indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisory Services, LLC (“ FASL”) is the Fund’s investment manager. Franklin Templeton Institutional, LLC (“FT Institutional”) is the Fund’s subadviser. Franklin Templeton Services, LLC (“Franklin Templeton Services”) is the Fund’s Administrative manager. FASL, FT Institutional and Franklin Templeton Services are FASL subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under an agreement with FASL, Franklin Templeton Services provides administrative services to the Fund. The fee is paid by FASL based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
Franklin FTSE Russia ETF 2025 Semi-Annual Report

13

Notes to Financial Statements (unaudited) (cont’d)
Under a subadvisory agreement, FT Institutional provides subadvisory services to the Fund. The subadvisory fee is paid by FASL based on the Fund’s average daily net assets and is not an additional expense of the Fund.
The Fund pays FASL a unified management fee for managing the Fund’s assets, as approved by the Board. Pursuant to the investment management agreement with the Trust on behalf of the Funds, FASL reimburses the Fund for all acquired fund fees and expenses (such as those associated with the Fund’s investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement.
Effective March 1, 2022, FASL implemented a waiver of its management fee for the Fund, which will continue in effect while the Fund liquidates. The Fund’s contractual unified management fee is 0.19% per year on the average daily net assets of the Fund. FASL waived its management fee for the period.
FASL pays FT Institutional for its services to the Fund. With respect to the Fund, FASL pays FT Institutional a monthly fee equal to 50% of the net investment advisory fee payable by the Fund to FASL (the “Net Investment Advisory Fee”), calculated daily. The Net Investment Advisory Fee is equal to (i) 96% of an amount equal to the total investment management fees payable to FASL, minus any Fund fees and/or expenses waived or reimbursed by FASL, including as part of the Fund’s unitary management fee structure pursuant to the investment management agreement between FASL and the Trust, on behalf of the Fund, minus (ii) any fees payable by FASL to Franklin Templeton Services, LLC for fund administrative services. Investment advisory responsibilities and fees may be reallocated periodically between FT Institutional and FASL.
The Fund’s contractual unified management fee is 0.19% per year on the average daily net assets of the Fund. FASL waived its management fee for the period.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

14
Franklin FTSE Russia ETF 2025 Semi-Annual Report

3. Investments
There were no purchases and sales of investments for the six months ended ended September 30, 2025.
At September 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$22,661,468	—	$(22,661,468)	$(22,661,468)
4. Derivative instruments and hedging activities
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
5. Fund share transactions
At September 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of each Fund on the transaction date. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
Effective March 1, 2022, the Fund suspended new creations of its shares in light of ongoing issues related to Russia’s invasion of Ukraine. In addition, effective March 4, 2022, NYSE Arca halted trading of the Fund. On December 23, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Fund completes the liquidation of its portfolio and distributes all its assets to remaining shareholders. The Fund was delisted from NYSE Arca effective December 27, 2022.
6. Capital loss carryforward
As of March 31, 2025, the Fund had capital loss carryforwards remaining, which have no expiration date, of $548,564, that will be available to offset future taxable capital gains.
Franklin FTSE Russia ETF 2025 Semi-Annual Report

15

Notes to Financial Statements (unaudited) (cont’d)
7. Concentration of risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets and adversely affected the Fund. The United States and other countries and certain international organizations have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to Russia’s invasion of Ukraine. These sanctions froze certain Russian assets and prohibited, among other things, trading in certain Russian securities and doing business with specific Russian corporate entities, large financial  institutions, officials and oligarchs. The sanctions also included the removal of some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. A number of large corporations and U.S. states also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. In response, the government of Russia imposed capital controls to restrict movements of capital entering and exiting the country. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia may result in the devaluation of the Russian currency and a downgrade in the country’s credit rating. Ongoing developments related to the war have caused and may continue to cause severe declines in the value and liquidity of Russian securities. As a result, the Fund’s ability to price, buy, sell, receive or deliver Russian investments has been severely impaired. For example, the Fund may be prohibited from investing in or acquiring securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with Russia, which would prevent the Fund from selling or delivering these investments. Further, any exposure that the Fund may have to Russian counterparties could negatively impact the Fund’s portfolio. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and  may negatively affect global supply chains, inflation and global growth. These and any related events have adversely affected the value and liquidity of the Fund’s holdings and may continue to significantly impact the Fund’s performance and the value of an investment in

16
Franklin FTSE Russia ETF 2025 Semi-Annual Report

the Fund. These as well as any other consequences to Russia, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or  cyberattacks on the Russian government, companies or individuals, along with any retaliatory actions or countermeasures that may be taken by Russia (including cyberattacks on other governments, corporations or individuals), may further decrease the value and liquidity of Russian securities. Additionally, due to current and potential future sanctions or market closures impacting the ability to trade or transfer Russian securities, the Fund may experience higher transaction costs. During this time, the Fund will not meet its investment goal and will experience significant tracking error. These circumstances could also have adverse tax, regulatory and/or other consequences to the Fund.
At September 30, 2025, the Franklin FTSE Russia ETF had 100% of its security holdings invested in securities with significant economic risk or exposure to Russia. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had no value at September 30, 2025.
8. Plan of liquidation
Russia’s large-scale invasion of Ukraine on February 24, 2022 has led to economic sanctions on certain Russian individuals and Russian corporate and banking entities, the imposition of capital controls in Russia, and the closure of Russian securities markets. Previously, on March 1, 2022, the Fund suspended new creations of its shares in light of circumstances involving Russia and Ukraine and trading in the Fund was halted by the Fund’s listing exchange, NYSE Arca, Inc. (“NYSE Arca”), prior to market open on March 4, 2022. All of the Fund’s security holdings had significant economic risk or exposure to Russia. The Fund fair valued all Russian equity securities at $0 as of September 30, 2025, such securities continue to be fair valued at $0. Accordingly, as of September 30, 2025, the Fund’s portfolio is comprised of Russian equity securities (currently fair valued at $0 as noted above) and USD cash.
On July 20, 2022, the Board unanimously voted to close and liquidate the Fund, contingent on receiving any necessary relief from the U.S. Securities and Exchange Commission (“SEC”). On December 23, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Fund completes the liquidation of its portfolio and distributes all its assets to remaining shareholders. The Fund was delisted from NYSE Arca effective December 27, 2022.
The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. The Fund may make one or more liquidating distributions. It is possible that the liquidation of the Fund will take an extended period of time if  circumstances involving Russian securities do not improve. While the Fund is in the  process of liquidating
Franklin FTSE Russia ETF 2025 Semi-Annual Report

17

Notes to Financial Statements (unaudited) (cont’d)
its portfolio, the Fund will hold cash and securities that may not be consistent with the Fund’s investment goal and strategies. Additionally, the Fund’s underlying index was discontinued effective February 28, 2024. Furthermore, because of the delisting of the Fund by NYSE Arca and the liquidation of the Fund, the Fund is no longer an exchange-traded fund. Upon payment of the final liquidating distribution, it is anticipated that the Fund will be terminated.
The Fund may be terminated at any time, at the discretion of the Board, even if not all of the Russian securities have been sold. Due to the uncertainty involved, there can be no assurance that shareholders will receive any liquidating distribution relating to any unsold Russian securities.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

18
Franklin FTSE Russia ETF 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
Franklin FTSE Russia ETF

19

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting held on May 21, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Advisory Services, LLC (FAS) and the Trust, on behalf of the Fund and (ii) the investment sub-advisory agreement between FAS and Franklin Templeton Institutional, LLC (FTIL), an affiliate of FAS, on behalf of the Fund (each a Management Agreement) for an additional one-year period pending the liquidation of the Fund. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. FAS and FTIL are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager with respect to the Managers’ ongoing efforts to liquidate the remaining holdings in the Fund’s portfolio. The Board also considered, among other things, that (i) the Fund had been delisted by NYSE Arca, Inc. (NYSE Arca) in connection with the pending liquidation of the Fund and that trading in the Fund on NYSE Arca had been halted since March 4, 2022; (ii) the Fund had no tracking error information in light of its pending liquidation and that the Fund’s underlying index was discontinued as of February 28, 2024; (iii) the Manager has implemented a voluntary waiver of its unified management fee for the Fund; and (iv) as of December 31, 2024, the Fund had net assets below $5,000 in light of the pending liquidation.
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period in light of the pending liquidation of the Fund.

20
Franklin FTSE Russia ETF

Franklin
FTSE Russia ETF
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisory Services, LLC
Subadviser
Franklin Templeton Institutional, LLC
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Franklin FTSE Russia ETF
The Fund is a separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
Franklin FTSE Russia ETF
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at (800) DIAL BEN/342-5236.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin FTSE Russia ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider each  Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FLRU-SFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Templeton ETF Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	November 28, 2025

By:	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	November 28, 2025